UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 12/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended December 31, 2023. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the year before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies and small-capitalization U.S. stocks also advanced. Meanwhile, international developed market equities and emerging market stocks posted solid gains.
The 10-year U.S. Treasury yield ended 2023 where it began despite an eventful year that saw significant moves in bond markets. Overall, U.S. Treasuries gained as investors began to anticipate looser financial conditions.
The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
We believe developed market equities have priced in an optimistic scenario for rate cuts, which we view as premature, so we prefer an underweight stance in the near term. Nevertheless, we are overweight on Japanese stocks as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an
AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S.
mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
8.04% 26.29%
U.S. small cap equities
(Russell 2000
®
Index)
8.18 16.93
International equities (MSCI
Europe, Australasia, Far
East Index)
5.88 18.24
Emerging market equities
(MSCI Emerging Markets
Index)
4.71 9.83
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.70 5.02
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.11 2.83
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.37 5.53
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
3.63 6.40
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.65 13.44
This Page is not Part of Your Fund Report

DECEMBER 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock 60/40 Target Allocation ETF V.I. Fund
Investment Objective
BlackRock 60/40 Target Allocation ETF V.I. Fund’s (the “Fund”) investment objective is to seek to provide total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund’s Class I outperformed and Class III performed in line with its blended benchmark (60% MSCI All Country World
Index / 40% Bloomberg U.S. Aggregate Bond Index).
What factors influenced performance?
The largest detractor from performance relative to the benchmark within the equity allocation was the Fund’s allocation to developed market stocks. In factor terms, allocations to minimum volatility and momentum factor equities weighed on relative performance. Within fixed income, the Fund’s exposure to long-maturity U.S. Treasuries detracted modestly.
The largest positive contributor to the Fund’s performance relative to the benchmark for the reporting period was the Fund’s exposure to U.S. information technology stocks.
More broadly, an overall overweight to equities and an overweight to U.S. stocks proved additive.
Describe recent portfolio activity.
As the reporting period opened, the portfolio was rebalanced to position for an environment in which inflation, the U.S. dollar and long-term Treasury yields may have peaked.
The Fund moved to slightly overweight equities and removed inflation-oriented hedges that contributed positively to performance in 2022. As the regional bank crisis emerged in March 2023, the portfolio was again rebalanced, this time to enhance its overall quality and resilience to economic stress. In this vein, the Fund reduced exposure to both stocks and credit amid unusually elevated uncertainty. In addition, within the equity allocation the Fund tilted into growth-oriented and technology companies with healthy balance sheets that the investment advisor believed would help withstand a volatile environment. Throughout the first half of 2023 the portfolio maintained an overweight to duration and corresponding interest rate sensitivity as ballast in the event of recession.
Mid-year, the Fund rebalanced its stock and bond sleeves due to anticipated shifts in market trends. The portfolio moved to a neutral equity weighting and added to its overweight in U.S. stocks. In fixed income, a barbell strategy was implemented by holding inflation-linked bills and long duration Treasuries. In the fourth quarter 2023, the
Fund moved to overweight equities by increasing exposure to the U.S. market and technology stocks. Within fixed income, the Fund’s duration overweight was trimmed.
Describe portfolio positioning at period end.
At period end, the Fund was overweight equities overall and overweight credit exposure within fixed income in order to position for positive U.S. economic growth and stronger corporate earnings. The Fund maintained a U.S. overweight and an overseas developed market underweight and was neutral with respect to emerging markets. The equity portion of the Fund was overweight information technology while the fixed income portion held a modest duration overweight.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)

Fund Summary
BlackRock 60/40 Target Allocation ETF V.I. Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on April 30, 2014.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The Fund’s total returns prior to
May 1, 2019, are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares
®
Dynamic Allocation V.I. Fund.
(b)
The Fund, which is a fund of funds, invests in a portfolio of underlying exchange-traded funds that seek to track equity and fixed-income indices.
(c)
A customized weighted index comprised of 60% MSCI All Country World Index and 40% Bloomberg U.S. Aggregate Bond Index.
(d)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years
Since
Inception
(b)
Class I
(c)
............................................................................... 15.62% 8.95% 5.90%
Class III
(c)
.............................................................................. 15.32 8.69 5.64
60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index .......................... 15.37 7.67 5.62
MSCI All Country World Index ............................................................... 22.20 11.72 7.98
Bloomberg U.S. Aggregate Bond Index ........................................................ 5.53 1.10 1.59
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The Fund commenced operations on April 30, 2014.
(c)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to May 1, 2019 are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares
®
Dynamic Allocation V.I. Fund.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock 60/40 Target Allocation ETF V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,057.50 $ 0.99 $ 1,000.00 $ 1,024.25 $ 0.97 0.19%
Class III .................................. 1,000.00 1,055.80 2.28 1,000.00 1,022.99 2.24 0.44
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Equity Funds .................................... 51.0%
Fixed-Income Funds ............................... 30.9
Short-Term Securities .............................. 18.1
–% –

Disclosure of Expenses

Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund
6
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 62.2%
iShares Core MSCI Emerging Markets ETF
(b)
. 192,852 $ 9,754,454
iShares Core S&P 500 ETF ............. 329,014 157,146,957
iShares Global Energy ETF ............. 104,408 4,083,397
iShares MSCI EAFE Growth ETF
(b)
........ 179,730 17,406,850
iShares MSCI EAFE Value ETF
(b)
......... 546,344 28,464,522
iShares MSCI Emerging Markets ex China ETF 86,701 4,804,102
iShares MSCI USA Quality Factor ETF
(b)
.... 224,940 33,097,672
iShares S&P 100 ETF ................. 42,005 9,383,497
iShares S&P 500 Growth ETF
(b)
.......... 123,908 9,305,491
iShares U.S. Infrastructure ETF
(b)
......... 117,144 4,717,389
iShares U.S. Technology ETF ........... 112,668 13,829,997
291,994,328
Fixed-Income Funds — 37.7%
iShares 20+ Year Treasury Bond ETF ...... 170,704 16,879,211
iShares Core Total USD Bond Market ETF
(b)
.. 1,981,659 91,295,030
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(b)
...................... 124,193 13,743,197
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(b)
...................... 57,378 5,110,085
iShares MBS ETF ................... 297,845 28,021,258
iShares Treasury Floating Rate Bond ETF
(b)
.. 439,544 22,183,786
177,232,567
Total Long-Term Investments — 99.9%
(Cost: $435,380,730) .............................. 469,226,895
Security Shares Value
Short-Term Securities
Money Market Funds — 22.0%
(a)(c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ..................... 1,724,850 $ 1,724,850
SL Liquidity Series, LLC, Money Market Series,
5.58%
(d)
........................ 101,738,277 101,778,973
Total Short-Term Securities — 22.0%
(Cost: $103,503,823) .............................. 103,503,823
Total Investments — 121.9%
(Cost: $538,884,553) .............................. 572,730,718
Liabilities in Excess of Other Assets — (21.9) % ............ (102,967,006)
Net Assets — 100.0% ............................... $ 469,763,712
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
7
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 848,962 $ 875,888
(a)
$ — $ — $ — $ 1,724,850 1,724,850 $ 45,419 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 14,522,958 87,216,763
(a)
— 39,252 — 101,778,973 101,738,277 283,153
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
... 11,051,463 85,408 (11,276,403) 282,204 (142,672) — — 49,964 —
iShares 10-20 Year Treasury
Bond ETF
(c)
.......... 8,777,725 2,741,343 (11,695,467) (1,710,127) 1,886,526 — — 160,879 —
iShares 20+ Year Treasury
Bond ETF ............ — 17,039,671 — — (160,460) 16,879,211 170,704 274,967 —
iShares Convertible Bond ETF
(c)
3,767,497 — (3,860,623) (45,511) 138,637 — — — —
iShares Core MSCI Emerging
Markets ETF .......... — 22,777,916 (12,881,650) (320,100) 178,288 9,754,454 192,852 370,430 —
iShares Core S&P 500 ETF .. 89,563,193 46,303,007 (3,636,887) 950,516 23,967,128 157,146,957 329,014 1,876,326 —
iShares Core S&P Small-Cap
ETF
(c)
.............. 6,080,809 53,311 (6,029,875) (313,993) 209,748 — — — —
iShares Core Total USD Bond
Market ETF .......... 81,250,963 19,821,935 (11,686,085) (2,100,226) 4,008,443 91,295,030 1,981,659 3,089,291 —
iShares ESG Aware MSCI USA
ETF
(c)
.............. 43,368,270 887,812 (47,072,729) 1,363,844 1,452,803 — — 106,214 —
iShares Fallen Angels USD
Bond ETF
(c)
.......... 4,286,594 294,477 (4,700,590) (648,192) 767,711 — — 118,354 —
iShares Global Energy ETF .. — 4,379,636 (6,278) (251) (289,710) 4,083,397 104,408 64,777 —
iShares GSCI Commodity
Dynamic Roll Strategy ETF
(c)
3,382,293 — (3,311,800) (858,544) 788,051 — — — —
iShares iBoxx $ Investment
Grade Corporate Bond ETF — 13,014,416 — — 728,781 13,743,197 124,193 232,807 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ — 12,249,424 (7,106,847) (179,570) 147,078 5,110,085 57,378 283,354 —
iShares MBS ETF ........ 22,385,584 8,976,309 (3,616,108) 185,505 89,968 28,021,258 297,845 944,526 —
iShares MSCI EAFE Growth
ETF ................ 18,759,978 11,353,372 (15,541,973) (1,896,990) 4,732,463 17,406,850 179,730 418,609 —
iShares MSCI EAFE Value ETF 26,536,441 10,089,923 (10,922,866) (560,972) 3,321,996 28,464,522 546,344 1,081,537 —
iShares MSCI Emerging
Markets ex China ETF ... — 4,291,173 (6,263) 299 518,893 4,804,102 86,701 54,162 —
iShares MSCI Emerging
Markets Min Vol Factor
ETF
(c)
.............. 16,666,400 — (17,063,802) (597,826) 995,228 — — — —
iShares MSCI USA Min Vol
Factor ETF
(c)
.......... 7,221,752 2,508,917 (9,741,336) (370,664) 381,331 — — 122,061 —
iShares MSCI USA Momentum
Factor ETF
(c)
.......... 7,602,807 71,056 (7,015,738) (262,036) (396,089) — — — —
iShares MSCI USA Quality
Factor ETF ........... — 35,582,716 (9,279,678) 746,683 6,047,951 33,097,672 224,940 440,056 —
iShares S&P 100 ETF ...... — 8,486,994 (12,852) 568 908,787 9,383,497 42,005 47,987 —
iShares S&P 500 Growth ETF — 8,869,663 (12,645) 205 448,268 9,305,491 123,908 52,847 —
iShares TIPS Bond ETF
(c)
... — 6,664,693 (6,353,955) (310,738) — — — 43,632 —
iShares Treasury Floating Rate
Bond ETF ............ — 23,030,308 (783,985) 520 (63,057) 22,183,786 439,544 552,942 —
iShares U.S. Infrastructure ETF 3,903,063 449,222 (87,365) (100) 452,569 4,717,389 117,144 89,127 —
iShares U.S. Technology ETF 8,986,474 6,990,623 (8,631,853) 2,760,332 3,724,421 13,829,997 112,668 58,098 —
iShares U.S. Treasury Bond
ETF
(c)
.............. 13,365,472 29,943,553 (42,889,156) (1,089,855) 669,986 — — 240,860 —
$ (4,935,767) $ 55,513,067 $ 572,730,718 $ 11,102,379 $ —
— —

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 469,226,895 $ — $ — $ 469,226,895
Short-Term Securities
Money Market Funds ...................................... 1,724,850 — — 1,724,850
$ 470,951,745 $ — $ — $ 470,951,745
Investments valued at NAV
(a)
...................................... 101,778,973
$ 572,730,718
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
December 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 572,730,718
Cash ............................................................................................................. 400
Receivables: –
Securities lending income — affiliated ...................................................................................... 30,837
Capital shares sold ................................................................................................... 109,159
Dividends — affiliated ................................................................................................. 27,347
Prepaid expenses ..................................................................................................... 1,638
Total assets .........................................................................................................
572,900,099
LIABILITIES
Collateral on securities loaned ............................................................................................. 101,780,407
Payables: –
Investments purchased ................................................................................................ 914,920
Capital shares redeemed ............................................................................................... 37,594
Distribution fees ..................................................................................................... 15,755
Investment advisory fees .............................................................................................. 53,951
Directors' and Officer's fees ............................................................................................. 39
Professional fees .................................................................................................... 49,425
Transfer agent fees .................................................................................................. 207,009
Other accrued expenses ............................................................................................... 77,287
Total liabilities ........................................................................................................
103,136,387
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 469,763,712
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 441,712,559
Accumulated earnings .................................................................................................. 28,051,153
NET ASSETS ........................................................................................................
$ 469,763,712
(a)
  Investments, at cost — affiliated ................................................................................... $ 538,884,553
(b)
  Securities loaned, at value — affiliated ............................................................................... $ 99,400,538

Statement of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 389,688,852
Shares outstanding ..................................................................................................
29,419,932
Net asset value .....................................................................................................
$ 13.25
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 80,074,860
Shares outstanding ..................................................................................................
6,090,050
Net asset value .....................................................................................................
$ 13.15
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2023
11
Financial Statements
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 10,819,226
Interest — unaffiliated ................................................................................................. 2,055
Securities lending income — affiliated — net ................................................................................. 283,153
Total investment income .................................................................................................
11,104,434
EXPENSES
Transfer agent — class specific .......................................................................................... 829,989
Investment advisory .................................................................................................. 621,199
Distribution — class specific ............................................................................................ 164,045
Accounting services .................................................................................................. 65,827
Professional ....................................................................................................... 34,146
Printing and postage ................................................................................................. 25,782
Custodian ......................................................................................................... 13,481
Directors and Officer ................................................................................................. 9,182
Transfer agent ...................................................................................................... 5,003
Miscellaneous ...................................................................................................... 7,961
Total expenses excluding interest expense .....................................................................................
1,776,615
Interest expense .................................................................................................... 314
Total expenses .......................................................................................................
1,776,929
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (8,626)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (817,094)
Total expenses after fees waived and/or reimbursed ..............................................................................
951,209
Net investment income ..................................................................................................
10,153,225
REALIZED AND UNREALIZED GAIN (LOSS) $ 50,577,300
Net realized loss from investments - affiliated ................................................................................. (4,935,767)
Net change in unrealized appreciation on investments - affiliated .................................................................... 55,513,067
Net realized and unrealized gain ...........................................................................................
50,577,300
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 60,730,525

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF
V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 10,153,225  $ 8,424,740
Net realized loss .................................................................................. (4,935,767) (2,392,260)
Net change in unrealized appreciation (depreciation) .......................................................... 55,513,067  (65,606,720)
Net increase (decrease) in net assets resulting from operations ..................................................... 60,730,525  (59,574,240)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
  Class I ........................................................................................ (7,564,768) (7,056,187)
  Class III ....................................................................................... (1,405,606) (1,071,502)
Return of capital:
  Class I ........................................................................................ (109,116) —
  Class III ....................................................................................... (20,275) —
Decrease in net assets resulting from distributions to shareholders ................................................... (9,099,765) (8,127,689)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 41,173,739  61,587,775
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 92,804,499  (6,114,154)
Beginning of year .................................................................................... 376,959,213  383,073,367
End of year ........................................................................................
$ 469,763,712  $ 376,959,213
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
(a)
Net asset value, beginning of year ..............................
$ 11.69  $ 14.03  $ 13.72  $ 12.17  $ 10.32
Net investment income
(b)
....................................
0.31  0.29  0.31  0.22  0.28
Net realized and unrealized gain (loss) ...........................
1.52  (2.37) 1.33  1.57  1.93
Net increase (decrease) from investment operations ................... 1.83  (2.08) 1.64  1.79  2.21
Distributions
(c)
– – – – –
From net investment income .................................
(0.27) (0.26) (0.28) (0.21) (0.24)
From net realized gain ......................................
—  (0.00)
(d)
(1.05) (0.03) (0.12)
Return of capital .......................................... (0.00)
(d)
—  —  —  —
Total distributions .......................................... (0.27) (0.26) (1.33) (0.24) (0.36)
Net asset value, end of year .................................. $ 13.25  $ 11.69  $ 14.03  $ 13.72  $ 12.17
Total Return
(e)
— — — — —
Based on net asset value ..................................... 15.62% (14.82)% 11.99% 14.67% 21.41%
Ratios to Average Net Assets
(f)
Total expenses ............................................
0.39% 0.41% 0.46% 0.53% 0.57%
Total expenses after fees waived and/or reimbursed ...................
0.19% 0.19% 0.19% 0.19% 0.19%
Net investment income ......................................
2.48% 2.32% 2.10% 1.78% 2.45%
Supplemental Data
Net assets, end of year (000) ................................... $ 389,689  $ 322,847  $ 338,569  $ 243,296  $ 173,351
Portfolio turnover rate ........................................ 62% 57% 62% 89% 61%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
14
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
(a)
Net asset value, beginning of year ..............................
$ 11.61  $ 13.94  $ 13.65  $ 12.12  $ 10.28
Net investment income
(b)
....................................
0.28  0.26  0.30  0.19  0.28
Net realized and unrealized gain (loss) ...........................
1.50  (2.36) 1.30  1.55  1.90
Net increase (decrease) from investment operations ................... 1.78  (2.10) 1.60  1.74  2.18
Distributions
(c)
– – – – –
From net investment income .................................
(0.24) (0.23) (0.26) (0.18) (0.22)
From net realized gain ......................................
—  (0.00)
(d)
(1.05) (0.03) (0.12)
Return of capital .......................................... (0.00)
(d)
—  —  —  —
Total distributions .......................................... (0.24) (0.23) (1.31) (0.21) (0.34)
Net asset value, end of year .................................. $ 13.15  $ 11.61  $ 13.94  $ 13.65  $ 12.12
Total Return
(e)
— — — — —
Based on net asset value ..................................... 15.32% (15.04)% 11.70% 14.35% 21.22%
Ratios to Average Net Assets
(f)
Total expenses ............................................
0.65% 0.63% 0.71% 0.77% 0.86%
Total expenses after fees waived and/or reimbursed ...................
0.44% 0.44% 0.44% 0.44% 0.44%
Net investment income ......................................
2.29% 2.14% 2.05% 1.56% 2.38%
Supplemental Data
Net assets, end of year (000) ................................... $ 80,075  $ 54,112  $ 44,504  $ 20,623  $ 11,094
Portfolio turnover rate ........................................ 62% 57% 62% 89% 61%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40 Target
Allocation ETF V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
16
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the class specific distribution fees borne directly by Class III were $164,045.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was
$727.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 1,917,208 $ (1,917,208) $ — $ —
BNP Paribas SA ................................. 20,027,355 (20,027,355) — —
BofA Securities, Inc. ............................... 15,372,315 (15,372,315) — —
Goldman Sachs & Co. LLC .......................... 45,392,945 (45,392,945) — —
J.P. Morgan Securities LLC .......................... 12,562,454 (12,562,454) — —
Mizuho Securities USA LLC .......................... 3,616,884 (3,616,884) — —
SG Americas Securities LLC ......................... 511,377 (511,377) — —
$ 99,400,538 $ (99,400,538) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.150%
$1 billion - $3 billion ..................................................................................................... 0.140
$3 billion - $5 billion ..................................................................................................... 0.135
Greater than $5 billion ................................................................................................... 0.130
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 693,781 $ 136,208 $ 829,989

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
18
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days' notice by a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $7,899, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $57,028 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Class I Class III
Expense Limitations .................................................................................. 0.19% 0.44%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 682,919
Class III ...................................................................................................... 134,175
$ 817,094

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
6. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $300,858,861 and $259,126,793, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock 60/40 Target Allocation ETF V.I. Fund
Ordinary income ........................................................................................... $ 8,970,374 $ 8,011,876
Long-term capital gains ...................................................................................... — 115,813
Return of capital ........................................................................................... 129,391 —
$ 9,099,765 $ 8,127,689
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock 60/40 Target Allocation ETF V.I. Fund ................................................ $ (6,564,925) $ 34,616,078 $ 28,051,153
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................ $ 539,790,744 $ 40,142,643 $ (7,202,669) $ 32,939,974

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
20
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Shares sold .............................................
3,311,784 $ 41,645,991 4,903,380 $ 61,270,743
Shares issued in reinvestment of distributions ........................
577,885 7,673,884 600,959 7,056,187
Shares redeemed .........................................
(2,089,557) (26,023,362) (2,017,741) (25,003,940)
1,800,112 $ 23,296,513 3,486,598 $ 43,322,990
Class III
Shares sold .............................................
1,920,041 $ 23,804,584 2,688,971 $ 33,357,837
Shares issued in reinvestment of distributions ........................
108,192 1,425,881 91,884 1,071,502
Shares redeemed .........................................
(598,921) (7,353,239) (1,312,403) (16,164,554)
1,429,312 $ 17,877,226 1,468,452 $ 18,264,785
3,229,424 $ 41,173,739 4,955,050 $ 61,587,775

Report of Independent Registered Public Accounting Firm
21
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock 60/40 Target Allocation ETF V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock 60/40 Target Allocation ETF V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. The presented financial highlights were consolidated through December 31, 2019. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
22
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
TIPS Treasury Inflation Protected Securities
Currency Abbreviation
USD United States Dollar

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock Advantage Large Cap Core V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Core V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund underperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
Sentiment- and macro-related measures were the largest detractors during the reporting period. Positioning in the healthcare sector hurt performance in the second quarter of 2023 by incorrectly assessing merger and acquisition activity and drug trial outcomes. Text-based measures that gather sentiment from conference calls struggled in life sciences and pharmaceutical companies. Additionally, trend measures that gauge sentiment from mobile app usage detracted in industrials. Measures capturing bond market sentiment and evaluating default expectations also detracted by unsuccessfully positioning the portfolio for volatility in the fixed-income markets.
Macro-related insights also detracted, as they struggled to capture evolving market dynamics. An insight capturing investor interest at the industry level led to an unsuccessful overweight in consumer discretionary stocks.
Although the Fund underperformed, certain stock selection measures provided ballast. Fundamental valuation measures benefited from an uptrend in interest rates that broadly rewarded value styles. Insights looking at company sales, cash flows, and external financing levels also worked well throughout the period. Insights favoring companies that invest in research and development drove successful positioning in communication services companies, contributing to performance.
Macro-related insights also contributed positively by correctly positioning the portfolio to capitalize on changing market themes. In particular, text-based measures driving top-
down industry positioning from news stories, as well as an insight identifying companies likely to benefit from the emerging artificial intelligence (“AI”) theme, helped results.
These measures drove a successful overweight to information technology stocks that benefitted from the AI-led market rally.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major performance drivers, while adding several new signals to the existing set of stock selection insights. The
Fund built upon its alternative data capabilities with enhanced data sets to capture informed investor positioning and identify emerging trends. Further, the Fund expanded its employee-related measures by adding an insight that identifies organizations at risk for emerging labor disputes. During the banking crisis in March 2023, the Fund added a new bank quality insight to identify firms with less exposure to uninsured deposits and commercial real estate. The Fund developed a signal to identify firms exposed to the
AI ecosystem, and it added a new version of the broker sentiment signal to capture sentiment by using a large language model. The Fund developed new insights related to company managements that evaluate language complexity and potential misdirection used by management in company calls, as well as looking at the turnover and overall instability of executive teams.
Describe portfolio positioning at period end.
The Fund maintained a largely sector-neutral positioning. It had slight overweights in the consumer discretionary and healthcare sectors and small underweights in financials and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Core V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Core V.I. Fund”.
(c)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 93% of the U.S. market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
............................................................................... 25.23% 14.73% 11.15%
Class II
(b)
.............................................................................. 25.03 14.52 10.96
Class III
(b)
.............................................................................. 24.90 14.43 10.85
Russell 1000
®
Index ...................................................................... 26.53 15.52 11.80
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name "BlackRock Large Cap Core V.I. Fund".

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock Advantage Large Cap Core V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,083.90 $ 3.52 $ 1,000.00 $ 1,021.83 $ 3.41 0.67%
Class II .................................. 1,000.00 1,082.60 4.41 1,000.00 1,020.97 4.28 0.84
Class III .................................. 1,000.00 1,082.50 4.99 1,000.00 1,020.42 4.84 0.95
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 28.3%
Health Care ..................................... 13.3
Financials ....................................... 12.4
Consumer Discretionary ............................. 11.7
Communication Services ............................. 9.2
Industrials ....................................... 8.5
Consumer Staples ................................. 5.8
Energy ......................................... 3.1
Real Estate ...................................... 2.6
Utilities ......................................... 2.0
Materials ....................................... 1.9
Short-Term Securities ............................... 2.8
Liabilities in Excess of Other Assets ..................... (1.6)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock Advantage Large Cap Core V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Lockheed Martin Corp. ............... 5,175 $ 2,345,517
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B ...... 2,402 377,667
Automobiles — 2.0%
General Motors Co. ................. 58,646 2,106,564
Tesla, Inc.
(a)
....................... 5,662 1,406,894
3,513,458
Banks — 2.1%
Bank of America Corp. ............... 53,465 1,800,167
Citizens Financial Group, Inc. .......... 21,114 699,718
First Citizens BancShares, Inc., Class A .... 25 35,474
First Horizon Corp. .................. 2,715 38,444
KeyCorp ......................... 60,131 865,886
Regions Financial Corp. .............. 17,967 348,201
3,787,890
Beverages — 2.4%
Coca-Cola Co. (The) ................ 33,625 1,981,521
PepsiCo, Inc. ..................... 13,188 2,239,850
4,221,371
Biotechnology — 4.1%
AbbVie, Inc. ...................... 9,516 1,474,695
Amgen, Inc. ...................... 8,949 2,577,491
Exelixis, Inc.
(a)
..................... 26,149 627,314
Gilead Sciences, Inc. ................ 4,057 328,658
Incyte Corp.
(a)
..................... 20,517 1,288,262
Neurocrine Biosciences, Inc.
(a)
.......... 4,873 642,066
Regeneron Pharmaceuticals, Inc.
(a)
....... 199 174,780
United Therapeutics Corp.
(a)
............ 471 103,568
7,216,834
Broadline Retail — 4.2%
Amazon.com, Inc.
(a)
................. 48,241 7,329,738
Building Products — 1.1%
A O Smith Corp. ................... 14,659 1,208,488
Johnson Controls International plc ....... 6,616 381,346
Owens Corning
(b)
................... 2,445 362,423
1,952,257
Capital Markets — 2.5%
Invesco Ltd. ...................... 54,371 969,979
Moody's Corp. ..................... 5,436 2,123,084
Nasdaq, Inc. ...................... 20,718 1,204,545
SEI Investments Co. ................. 1,075 68,316
4,365,924
Chemicals — 1.4%
Ecolab, Inc. ...................... 6,958 1,380,119
LyondellBasell Industries NV, Class A ..... 6,249 594,155
PPG Industries, Inc. ................. 3,869 578,609
2,552,883
Commercial Services & Supplies — 0.7%
Cintas Corp. ...................... 2,041 1,230,029
Communications Equipment — 0.0%
Ciena Corp.
(a)
..................... 515 23,180
Construction & Engineering — 1.2%
AECOM ......................... 5,364 495,795
EMCOR Group, Inc. ................. 2,136 460,158
Security
Shares
Shares Value
Construction & Engineering (continued)
Valmont Industries, Inc. ............... 5,000 $ 1,167,550
2,123,503
Consumer Staples Distribution & Retail — 0.7%
Sysco Corp. ...................... 8,064 589,720
Target Corp. ...................... 451 64,232
Walmart, Inc. ...................... 3,219 507,475
1,161,427
Electric Utilities — 1.0%
Edison International ................. 592 42,322
Evergy, Inc. ....................... 6,553 342,067
OGE Energy Corp. .................. 17,325 605,162
Portland General Electric Co. ........... 1,856 80,439
PPL Corp. ....................... 27,310 740,101
1,810,091
Electrical Equipment — 0.8%
AMETEK, Inc. ..................... 3,674 605,806
Rockwell Automation, Inc. ............. 2,664 827,119
1,432,925
Electronic Equipment, Instruments & Components — 1.0%
TE Connectivity Ltd. ................. 12,234 1,718,877
Energy Equipment & Services — 0.0%
Baker Hughes Co., Class A ............ 2,167 74,068
Entertainment — 0.8%
Electronic Arts, Inc. ................. 5,207 712,370
Liberty Media Corp.-Liberty Formula One,
Class C
(a)
...................... 10,340 652,764
Warner Bros Discovery, Inc.
(a)
.......... 3,742 42,584
1,407,718
Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,130 759,686
Block, Inc., Class A
(a)
................ 14,391 1,113,144
Euronet Worldwide, Inc.
(a)
............. 318 32,274
Fidelity National Information Services, Inc. .. 1,713 102,900
Mastercard, Inc., Class A .............. 8,159 3,479,895
Visa, Inc., Class A
(b)
................. 11,142 2,900,819
8,388,718
Food Products — 1.6%
Archer-Daniels-Midland Co. ............ 21,108 1,524,420
Hershey Co. (The) .................. 7,149 1,332,859
2,857,279
Gas Utilities — 0.0%
New Jersey Resources Corp. ........... 1,242 55,368
Ground Transportation — 0.3%
JB Hunt Transport Services, Inc. ........ 676 135,024
Old Dominion Freight Line, Inc. ......... 813 329,534
Saia, Inc.
(a)
....................... 219 95,970
560,528
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories ................. 4,908 540,224
Align Technology, Inc.
(a)
............... 267 73,158
Dexcom, Inc.
(a)
.................... 833 103,367
Edwards Lifesciences Corp.
(a)
.......... 5,306 404,583
Enovis Corp.
(a)
..................... 297 16,638
Hologic, Inc.
(a)
..................... 1,654 118,178
Medtronic plc ..................... 28,422 2,341,404
Novocure Ltd.
(a)
.................... 16,236 242,403
ResMed, Inc. ..................... 1,612 277,296

Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Stryker Corp. ..................... 4,887 $ 1,463,461
5,580,712
Health Care Providers & Services — 1.8%
Cencora, Inc. ..................... 3,332 684,326
Cigna Group (The) .................. 976 292,263
Elevance Health, Inc. ................ 4,801 2,263,960
UnitedHealth Group, Inc. .............. 25 13,162
3,253,711
Health Care Technology — 0.7%
(a)
Teladoc Health, Inc. ................. 47,235 1,017,914
Veeva Systems, Inc., Class A ........... 960 184,819
1,202,733
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.
(a)
.............. 160 567,555
Boyd Gaming Corp. ................. 10,192 638,121
Caesars Entertainment, Inc.
(a)
.......... 826 38,723
McDonald's Corp. .................. 904 268,045
Starbucks Corp. .................... 419 40,228
Travel + Leisure Co. ................. 13,296 519,741
2,072,413
Household Durables — 0.5%
DR Horton, Inc. .................... 2,916 443,174
Leggett & Platt, Inc. ................. 18,131 474,488
917,662
Household Products — 1.2%
Kimberly-Clark Corp. ................ 16,658 2,024,114
Procter & Gamble Co. (The) ........... 254 37,221
2,061,335
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ................... 47,092 906,521
Industrial REITs — 0.1%
First Industrial Realty Trust, Inc. ......... 1,971 103,813
Insurance — 3.0%
Marsh & McLennan Cos., Inc. .......... 7,361 1,394,689
MetLife, Inc. ...................... 16,572 1,095,906
Reinsurance Group of America, Inc. ...... 6,339 1,025,524
Travelers Cos., Inc. (The) ............. 6,509 1,239,899
WR Berkley Corp. .................. 6,818 482,169
5,238,187
Interactive Media & Services — 7.0%
(a)
Alphabet, Inc., Class A ............... 37,557 5,246,337
Alphabet, Inc., Class C ............... 19,904 2,805,071
Meta Platforms, Inc., Class A ........... 12,351 4,371,760
12,423,168
IT Services — 0.1%
Amdocs Ltd. ...................... 2,022 177,713
Okta, Inc., Class A
(a)
................. 279 25,258
202,971
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. ............. 8,837 1,228,608
Bio-Rad Laboratories, Inc., Class A
(a)
...... 96 30,998
Mettler-Toledo International, Inc.
(a)
....... 28 33,963
West Pharmaceutical Services, Inc. ...... 252 88,734
1,382,303
Machinery — 2.6%
Flowserve Corp. ................... 5,861 241,590
Illinois Tool Works, Inc. ............... 1,932 506,068
Oshkosh Corp. .................... 19,242 2,086,025
Security
Shares
Shares Value
Machinery (continued)
Otis Worldwide Corp. ................ 4,789 $ 428,472
Snap-on, Inc. ..................... 1,470 424,595
Xylem, Inc. ....................... 7,969 911,335
4,598,085
Media — 1.3%
Comcast Corp., Class A .............. 21,717 952,291
Fox Corp., Class A .................. 36,169 1,073,134
Fox Corp., Class B .................. 541 14,959
Liberty Media Corp.-Liberty SiriusXM
(a)
.... 9,794 281,871
2,322,255
Metals & Mining — 0.4%
Nucor Corp. ...................... 3,684 641,163
Multi-Utilities — 0.5%
CMS Energy Corp. .................. 13,666 793,585
Office REITs — 0.0%
Highwoods Properties, Inc.
(b)
........... 3,715 85,296
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp. ..................... 3,046 454,341
ConocoPhillips .................... 2,847 330,451
Devon Energy Corp. ................. 20,003 906,136
EOG Resources, Inc. ................ 10,046 1,215,064
Exxon Mobil Corp. .................. 6,282 628,074
Marathon Petroleum Corp. ............ 8,596 1,275,303
Pioneer Natural Resources Co. ......... 923 207,564
Valero Energy Corp. ................. 3,009 391,170
5,408,103
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ............... 1,000 70,830
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. .............. 31,114 1,596,459
Eli Lilly & Co. ..................... 3,299 1,923,053
Merck & Co., Inc. ................... 3,188 347,556
Pfizer, Inc. ....................... 27,130 781,073
Zoetis, Inc., Class A ................. 514 101,448
4,749,589
Residential REITs — 2.1%
Apartment Income REIT Corp. .......... 3,088 107,246
Camden Property Trust ............... 18,732 1,859,900
Equity Residential .................. 26,649 1,629,853
Mid-America Apartment Communities, Inc. .. 137 18,421
3,615,420
Retail REITs — 0.1%
Kimco Realty Corp. ................. 7,614 162,254
Semiconductors & Semiconductor Equipment — 7.7%
Applied Materials, Inc. ............... 15,384 2,493,285
Cirrus Logic, Inc.
(a)
.................. 807 67,134
Intel Corp. ....................... 20,253 1,017,713
Lam Research Corp. ................ 639 500,503
MaxLinear, Inc.
(a)(b)
.................. 6,783 161,232
Micron Technology, Inc. ............... 1,472 125,621
NVIDIA Corp. ..................... 13,385 6,628,520
QUALCOMM, Inc. .................. 17,679 2,556,914
13,550,922
Software — 11.6%
Adobe, Inc.
(a)
...................... 4,104 2,448,446
Autodesk, Inc.
(a)
.................... 1,000 243,480
Fortinet, Inc.
(a)
..................... 5,708 334,089
Manhattan Associates, Inc.
(a)
........... 8,354 1,798,783

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Core V.I. Fund
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Microsoft Corp. .................... 34,778 $ 13,077,919
Oracle Corp. ...................... 8,903 938,643
Salesforce, Inc.
(a)
................... 5,203 1,369,118
ServiceNow, Inc.
(a)
.................. 434 306,617
20,517,095
Specialized REITs — 0.4%
Equinix, Inc. ...................... 170 136,916
Public Storage ..................... 1,670 509,350
646,266
Specialty Retail — 3.2%
AutoNation, Inc.
(a)
................... 5,770 866,539
Best Buy Co., Inc. .................. 18,123 1,418,668
Home Depot, Inc. (The) .............. 1,216 421,405
Penske Automotive Group, Inc.
(b)
........ 2,168 347,986
TJX Cos., Inc. (The) ................. 24,837 2,329,959
Ulta Beauty, Inc.
(a)
.................. 43 21,070
Wayfair, Inc., Class A
(a)
............... 2,552 157,458
5,563,085
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc. ....................... 65,230 12,558,732
Dell Technologies, Inc., Class C ......... 2,902 222,003
Hewlett Packard Enterprise Co. ......... 69,050 1,172,469
13,953,204
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.7%
Skechers USA, Inc., Class A
(a)
.......... 21,183 $ 1,320,548
Trading Companies & Distributors — 0.2%
WW Grainger, Inc. .................. 369 305,787
Total Long-Term Investments — 98.8%
(Cost: $149,124,094) ............................. 174,156,266
Short-Term Securities
Money Market Funds — 2.8%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 1,370,506 1,370,506
SL Liquidity Series, LLC, Money Market Series,
5.58%
(e)
....................... 3,568,439 3,569,866
Total Short-Term Securities — 2.8%
(Cost: $4,940,333) .............................. 4,940,372
Total Investments — 101.6%
(Cost: $154,064,427 ) ............................. 179,096,638
Liabilities in Excess of Other Assets — (1.6)% ............ (2,760,301)
Net Assets — 100.0% ..............................
$ 176,336,337
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,988,821 $ — $ (618,315)
(a)
$ — $ — $ 1,370,506 1,370,506 $ 85,461 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 852,127 2,713,892
(a)
— 3,893 (46) 3,569,866 3,568,439 30,254
(b)
—
$ 3,893 $ (46) $ 4,940,372 $ 115,715 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 03/15/24 $ 1,928 $ 6,096
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 6,096 $ — $ — $ — $ 6,096
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 211,075 $ — $ — $ — $ 211,075
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 60,555 $ — $ — $ — $ 60,555
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,941,078
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 174,156,266 $ — $ — $ 174,156,266
Short-Term Securities
Money Market Funds ...................................... 1,370,506 — — 1,370,506
$ 175,526,772 $ — $ — $ 175,526,772

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Core V.I. Fund
10
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Investments valued at NAV
(a)
...................................... 3,569,866
$ 179,096,638
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 6,096 $ — $ — $ 6,096
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2023

Financial Statements
BlackRock
Advantage
Large Cap Core
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 174,156,266
Investments, at value — affiliated
(c)
.......................................................................................... 4,940,372
Cash ............................................................................................................. 20,251
Cash pledged: –
Futures contracts .................................................................................................... 96,000
Receivables: –
Investments sold .................................................................................................... 2,113,020
Securities lending income — affiliated ...................................................................................... 1,498
Capital shares sold ................................................................................................... 9,717
Dividends — unaffiliated ............................................................................................... 178,038
Dividends — affiliated ................................................................................................. 8,359
Prepaid expenses ..................................................................................................... 2,129
Total assets .........................................................................................................
181,525,650
LIABILITIES
Collateral on securities loaned ............................................................................................. 3,581,785
Payables: –
Investments purchased ................................................................................................ 1,278,795
Capital shares redeemed ............................................................................................... 24,887
Distribution fees ..................................................................................................... 5,123
Investment advisory fees .............................................................................................. 74,218
Directors' and Officer's fees ............................................................................................. 85
Professional fees .................................................................................................... 46,972
Transfer agent fees .................................................................................................. 104,690
Variation margin on futures contracts ....................................................................................... 2,326
Other accrued expenses ............................................................................................... 70,432
Total liabilities ........................................................................................................
5,189,313
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 176,336,337
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 156,584,592
Accumulated earnings .................................................................................................. 19,751,745
NET ASSETS ........................................................................................................
$ 176,336,337
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 149,124,094
(b)
  Securities loaned, at value ...................................................................................... $ 3,505,679
(c)
  Investments, at cost — affiliated ................................................................................... $ 4,940,333
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 156,575,970
Shares outstanding ..................................................................................................
7,650,570
Net asset value .....................................................................................................
$ 20.47
Shares authorized ...................................................................................................
200 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ 4,517,729
Shares outstanding ..................................................................................................
220,010
Net asset value .....................................................................................................
$ 20.53
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 15,242,638
Shares outstanding ..................................................................................................
693,428
Net asset value .....................................................................................................
$ 21.98
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,460,192
Dividends — affiliated ................................................................................................. 85,461
Interest — unaffiliated ................................................................................................. 4,472
Securities lending income — affiliated — net ................................................................................. 30,254
Other income — affiliated .............................................................................................. 2,245
Foreign taxes withheld ................................................................................................ (485)
Total investment income .................................................................................................
2,582,139
EXPENSES
Investment advisory .................................................................................................. 843,355
Transfer agent — class specific .......................................................................................... 314,111
Professional ....................................................................................................... 80,459
Accounting services .................................................................................................. 55,763
Distribution — class specific ............................................................................................ 45,062
Custodian ......................................................................................................... 41,497
Directors and Officer ................................................................................................. 7,460
Transfer agent ...................................................................................................... 5,001
Miscellaneous ...................................................................................................... 4,405
Total expenses .......................................................................................................
1,397,113
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,311)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (226,495)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,169,307
Net investment income ..................................................................................................
1,412,832
REALIZED AND UNREALIZED GAIN (LOSS) $ 36,632,096
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 4,226,253
Investments — affiliated ............................................................................................. 3,893
Futures contracts .................................................................................................. 211,075
A
4,441,221
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 32,130,366
Investments — affiliated ............................................................................................. (46)
Futures contracts .................................................................................................. 60,555
A
32,190,875
Net realized and unrealized gain ...........................................................................................
36,632,096
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 38,044,928

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
14
See notes to financial statements.
BlackRock Advantage Large Cap Core
V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,412,832  $ 1,764,189
Net realized gain (loss) .............................................................................. 4,441,221  (9,755,698)
Net change in unrealized appreciation (depreciation) .......................................................... 32,190,875  (35,893,013)
Net increase (decrease) in net assets resulting from operations ..................................................... 38,044,928  (43,884,522)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (1,256,439) (4,014,177)
  Class II ....................................................................................... (29,501) (90,421)
  Class III ....................................................................................... (89,874) (319,351)
Decrease in net assets resulting from distributions to shareholders ................................................... (1,375,814) (4,423,949)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (22,555,437) (13,609,944)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 14,113,677  (61,918,415)
Beginning of year .................................................................................... 162,222,660  224,141,075
End of year ........................................................................................
$ 176,336,337  $ 162,222,660
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ............................
$ 16.48  $ 21.17  $ 29.89  $ 27.48  $ 22.80
Net investment income
(a)
..................................
0.16  0.18  0.25  0.31  0.38
Net realized and unrealized gain (loss) .........................
3.99  (4.42) 7.78  5.04  6.20
Net increase (decrease) from investment operations ................. 4.15  (4.24) 8.03  5.35  6.58
Distributions
(b)
– – – – –
From net investment income ...............................
(0.16) (0.17) (0.51) (0.33) (0.39)
From net realized gain ....................................
—  (0.28) (16.24) (2.61) (1.51)
Total distributions ........................................ (0.16) (0.45) (16.75) (2.94) (1.90)
Net asset value, end of year ................................ $ 20.47  $ 16.48  $ 21.17  $ 29.89  $ 27.48
Total Return
(c)
— — — — —
Based on net asset value ................................... 25.23%
(d)
(19.99)% 28.44% 19.80% 28.92%
Ratios to Average Net Assets
(e)
Total expenses ..........................................
0.81% 0.80% 0.71% 0.71% 0.72%
Total expenses after fees waived and/or reimbursed .................
0.66% 0.65% 0.56% 0.56% 0.57%
Net investment income ....................................
0.87% 0.99% 0.76% 1.12% 1.43%
Supplemental Data
Net assets, end of year (000) ................................. $ 156,576  $ 144,437  $ 203,609  $ 177,977  $ 169,743
Portfolio turnover rate ...................................... 111% 117% 116%
(f)
121% 129%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
16
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ............................
$ 16.53  $ 21.24  $ 29.95  $ 27.51  $ 22.83
Net investment income
(a)
..................................
0.13  0.15  0.19  0.26  0.34
Net realized and unrealized gain (loss) .........................
4.00  (4.44) 7.79  5.06  6.19
Net increase (decrease) from investment operations ................. 4.13  (4.29) 7.98  5.32  6.53
Distributions
(b)
– – – – –
From net investment income ...............................
(0.13) (0.14) (0.45) (0.27) (0.34)
From net realized gain ....................................
—  (0.28) (16.24) (2.61) (1.51)
Total distributions ........................................ (0.13) (0.42) (16.69) (2.88) (1.85)
Net asset value, end of year ................................ $ 20.53  $ 16.53  $ 21.24  $ 29.95  $ 27.51
Total Return
(c)
— — — — —
Based on net asset value ................................... 25.03%
(d)
(20.17)% 28.20% 19.66% 28.67%
Ratios to Average Net Assets
(e)
Total expenses ..........................................
0.96% 0.95% 0.86% 0.86% 0.87%
Total expenses after fees waived and/or reimbursed .................
0.83% 0.82% 0.73% 0.73% 0.74%
Net investment income ....................................
0.70% 0.82% 0.59% 0.96% 1.26%
Supplemental Data
Net assets, end of year (000) ................................. $ 4,518  $ 3,464  $ 4,570  $ 3,771  $ 4,986
Portfolio turnover rate ...................................... 111% 117% 116%
(f)
121% 129%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ............................
$ 17.69  $ 22.68  $ 29.58  $ 27.22  $ 22.60
Net investment income
(a)
..................................
0.12  0.15  0.15  0.23  0.30
Net realized and unrealized gain (loss) .........................
4.28  (4.73) 7.73  4.99  6.14
Net increase (decrease) from investment operations ................. 4.40  (4.58) 7.88  5.22  6.44
Distributions
(b)
– – – – –
From net investment income ...............................
(0.11) (0.13) (0.02) (0.25) (0.31)
From net realized gain ....................................
—  (0.28) (14.76) (2.61) (1.51)
Total distributions ........................................ (0.11) (0.41) (14.78) (2.86) (1.82)
Net asset value, end of year ................................ $ 21.98  $ 17.69  $ 22.68  $ 29.58  $ 27.22
Total Return
(c)
— — — — —
Based on net asset value ................................... 24.90%
(d)
(20.16)% 28.06% 19.50% 28.56%
Ratios to Average Net Assets
(e)
Total expenses ..........................................
0.97% 0.87% 0.95% 0.96% 0.97%
Total expenses after fees waived and/or reimbursed .................
0.93% 0.86% 0.83% 0.84% 0.85%
Net investment income ....................................
0.61% 0.79% 0.46% 0.83% 1.15%
Supplemental Data
Net assets, end of year (000) ................................. $ 15,243  $ 14,322  $ 15,962  $ 310,785  $ 309,530
Portfolio turnover rate ...................................... 111% 117% 116%
(f)
121% 129%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
20
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 2,751,900 $ (2,751,900) $ — $ —
Goldman Sachs & Co. LLC .......................... 374,663 (374,663) — —
J.P. Morgan Securities LLC .......................... 296,460 (296,460) — —
Morgan Stanley .................................. 82,656 (82,656) — —
$ 3,505,679 $ (3,505,679) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.500%
$250 million - $300 million ................................................................................................. 0.450
$300 million - $400 million ................................................................................................. 0.425
Greater than $400 million ................................................................................................. 0.400

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was $1,311.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 5,995
Class III ......................................................................................................... 39,067
$ 45,062
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 289,633 $ 7,892 $ 16,586 $ 314,111
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.08
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 215,109
Class II ...................................................................................................... 5,094
Class III ...................................................................................................... 6,292
$ 226,495
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
22
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $6,799 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: During the year ended December 31, 2023, the Fund received a reimbursement of $2,245 from an affiliate, which is included in Other income - affiliated in the Statement of Operations, related to an operating event.
The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $185,780,584 and $208,284,912, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Purchases ............................................................................................................... $ 12,493,797
Sales ................................................................................................................... 19,757,718
Net Realized Gain .......................................................................................................... 631,176

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the timing and recognition of partnership income.
During the year ended December 31, 2023, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Advantage Large Cap Core V.I. Fund
Ordinary income ........................................................................................... $ 1,375,814 $ 2,989,864
Long-term capital gains ...................................................................................... — 1,434,085
$ 1,375,814 $ 4,423,949
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Advantage Large Cap Core V.I. Fund .................................. $ 55,348 $ (4,847,422) $ 24,543,819 $ 19,751,745
Fund Name Amount Utilized
BlackRock Advantage Large Cap Core V.I. Fund ................................................................................ $ 4,792,212
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Core V.I. Fund ............................ $ 154,661,411 $ 27,443,365 $ (3,008,138) $ 24,435,227

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
24
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Shares sold .............................................
155,981 $ 2,893,946 256,851 $ 4,795,090
Shares issued in reinvestment of distributions ........................
62,360 1,256,439 245,316 4,014,177
Shares redeemed .........................................
(1,334,258) (24,395,528) (1,354,455) (24,591,663)
(1,115,917) $ (20,245,143) (852,288) $ (15,782,396)
Class II
Shares sold .............................................
58,284 $ 1,071,471 60,218 $ 1,089,936
Shares issued in reinvestment of distributions ........................
1,459 29,501 5,515 90,421
Shares redeemed .........................................
(49,209) (913,659) (71,451) (1,260,392)
10,534 $ 187,313 (5,718) $ (80,035)
Class III
Shares sold .............................................
256,918 $ 5,012,520 326,039 $ 6,522,777
Shares issued in reinvestment of distributions ........................
4,156 89,874 18,213 319,351
Shares redeemed .........................................
(377,331) (7,600,001) (238,262) (4,589,641)
(116,257) $ (2,497,607) 105,990 $ 2,252,487
(1,221,640) $ (22,555,437) (752,016) $ (13,609,944)

Report of Independent Registered Public Accounting Firm
2023
BlackRock Annual Report to Shareholders
26
To the Shareholders of BlackRock Advantage Large Cap Core V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Core V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
27
Glossary of Terms Used in this Report
Portfolio Abbreviation
REIT Real Estate Investment Trust

DECEMBER 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock Advantage Large Cap Value V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Value V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund outperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
The Fund’s outperformance was mainly driven by stock selection measures. Fundamental valuation measures benefited from an uptrend in interest rates that broadly rewarded value styles. Insights looking at company sales, cash flows, and external financing levels also worked well throughout the period. Insights favoring companies that invest in research and development drove successful positioning in communication services companies, contributing to performance.
Macro-related insights also contributed positively by correctly positioning the portfolio to capitalize on changing market themes. In particular, text-based measures driving top-down industry positioning from news stories, as well as an insight evaluating industry trends based on business-to-business invoicing, helped performance by leading to a successful overweight in the consumer discretionary sector.
Trend-related measures looking at changes in job openings from online job posting data also helped performance by motivating a successful underweight in utilities.
Some sentiment-related measures detracted from performance. In particular, trend measures that gauge sentiment from mobile app usage detracted in consumer staples.
Measures capturing bond market sentiment and evaluating default expectations also detracted by unsuccessfully positioning the portfolio for volatility in the fixed-income markets. In addition, a faster-moving insight looking at linkages in supply chain activity detracted in the industrials sector.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major performance drivers, while adding several new signals to the existing set of stock selection insights. The
Fund built upon its alternative data capabilities with enhanced data sets to capture informed investor positioning and identify emerging trends. Further, the Fund expanded its employee-related measures by adding an insight that identifies organizations at risk for emerging labor disputes. During the banking crisis in March 2023, the Fund added a new bank quality insight to identify firms with less exposure to uninsured deposits and commercial real estate. The Fund developed a signal to identify firms exposed to the artificial intelligence ecosystem, and it added a new version of the broker sentiment signal to capture sentiment by using a large language model. The Fund developed new insights related to company managements that evaluate language complexity and potential misdirection used by management in company calls, as well as looking at the turnover and overall instability of executive teams.
Describe portfolio positioning at period end.
The Fund maintained a largely sector-neutral positioning. It had slight overweights in the information technology and consumer discretionary sectors and small underweights in financials and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Value V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Large Cap Value V.I. Fund”.
(c)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
............................................................................... 13.70% 11.33% 8.71%
Class III
(b)
.............................................................................. 13.50 11.05 8.38
Russell 1000
®
Value Index .................................................................. 11.46 10.91 8.40
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Large Cap Value V.I. Fund”.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock Advantage Large Cap Value V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,080.60 $ 3.15 $ 1,000.00 $ 1,022.18 $ 3.06 0.60%
Class III .................................. 1,000.00 1,078.20 4.45 1,000.00 1,020.92 4.33 0.85
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Financials ....................................... 20.6%
Health Care ..................................... 15.4
Industrials ....................................... 12.7
Information Technology .............................. 10.4
Consumer Staples ................................. 7.9
Energy ......................................... 7.1
Consumer Discretionary ............................. 6.1
Communication Services ............................. 5.5
Real Estate ...................................... 4.8
Utilities ......................................... 4.6
Materials ....................................... 3.8
Short-Term Securities ............................... 3.2
Liabilities in Excess of Other Assets ..................... (2.1)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock Advantage Large Cap Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
HEICO Corp., Class A ................ 462 $ 65,807
Lockheed Martin Corp. ............... 2,430 1,101,373
Northrop Grumman Corp. ............. 119 55,709
Textron, Inc. ...................... 2,820 226,785
1,449,674
Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B ...... 3,556 559,110
Automobiles — 1.4%
General Motors Co.
(a)
................ 37,838 1,359,141
Banks — 6.1%
Bank of America Corp. ............... 46,377 1,561,514
Citigroup, Inc. ..................... 20,226 1,040,425
Citizens Financial Group, Inc. .......... 15,243 505,153
Cullen/Frost Bankers, Inc. ............. 118 12,802
First Citizens BancShares, Inc., Class A .... 33 46,826
Huntington Bancshares, Inc. ........... 1,815 23,087
JPMorgan Chase & Co. .............. 7,560 1,285,956
KeyCorp ......................... 78,855 1,135,512
Regions Financial Corp. .............. 9,075 175,873
Synovus Financial Corp. .............. 2,171 81,738
Wells Fargo & Co. .................. 4,264 209,874
6,078,760
Beverages — 2.3%
Coca-Cola Co. (The) ................ 20,939 1,233,935
PepsiCo, Inc. ..................... 6,028 1,023,796
2,257,731
Biotechnology — 3.8%
AbbVie, Inc. ...................... 1,182 183,175
Amgen, Inc. ...................... 4,412 1,270,744
Exelixis, Inc.
(b)
..................... 19,745 473,683
Gilead Sciences, Inc. ................ 6,046 489,786
Incyte Corp.
(b)
..................... 11,526 723,718
Neurocrine Biosciences, Inc.
(b)
.......... 1,280 168,653
Regeneron Pharmaceuticals, Inc.
(b)
....... 336 295,105
United Therapeutics Corp.
(b)
............ 717 157,661
3,762,525
Broadline Retail — 1.1%
Amazon.com, Inc.
(b)
................. 7,200 1,093,968
Building Products — 1.6%
A O Smith Corp. ................... 12,215 1,007,004
Johnson Controls International plc ....... 2,064 118,969
Owens Corning .................... 3,191 473,002
1,598,975
Capital Markets — 3.9%
Affiliated Managers Group, Inc. ......... 1,443 218,499
Franklin Resources, Inc. .............. 410 12,214
Invesco Ltd. ...................... 62,166 1,109,041
Moody's Corp. ..................... 2,800 1,093,568
MSCI, Inc. ....................... 23 13,010
Nasdaq, Inc. ...................... 16,240 944,194
Raymond James Financial, Inc. ......... 554 61,771
S&P Global, Inc. ................... 840 370,037
SEI Investments Co. ................. 1,587 100,854
3,923,188
Chemicals — 2.6%
Ecolab, Inc. ...................... 4,201 833,268
LyondellBasell Industries NV, Class A ..... 11,103 1,055,673
Mosaic Co. (The) ................... 2,471 88,289
Security
Shares
Shares Value
Chemicals (continued)
PPG Industries, Inc. ................. 1,878 $ 280,855
Westlake Corp. .................... 2,777 388,669
2,646,754
Commercial Services & Supplies — 0.7%
Cintas Corp.
(a)
..................... 520 313,384
Republic Services, Inc. ............... 2,359 389,022
702,406
Communications Equipment — 0.4%
Ciena Corp.
(b)
..................... 2,399 107,979
Juniper Networks, Inc. ............... 10,673 314,640
422,619
Construction & Engineering — 1.5%
AECOM ......................... 6,416 593,031
EMCOR Group, Inc. ................. 949 204,443
Valmont Industries, Inc. ............... 3,159 737,658
1,535,132
Consumer Finance — 0.5%
OneMain Holdings, Inc. ............... 4,758 234,094
Synchrony Financial ................. 6,565 250,717
484,811
Consumer Staples Distribution & Retail — 1.0%
Sysco Corp. ...................... 2,871 209,956
Walmart, Inc. ...................... 5,016 790,773
1,000,729
Containers & Packaging — 0.4%
AptarGroup, Inc. ................... 1,217 150,446
International Paper Co. ............... 5,983 216,285
366,731
Diversified Telecommunication Services — 0.4%
AT&T, Inc. ........................ 25,844 433,662
Electric Utilities — 2.8%
Edison International ................. 568 40,606
Entergy Corp. ..................... 308 31,167
Evergy, Inc. ....................... 16,586 865,789
IDACORP, Inc.
(a)
................... 550 54,076
OGE Energy Corp. .................. 17,258 602,822
Portland General Electric Co. ........... 3,962 171,713
PPL Corp. ....................... 38,205 1,035,356
Xcel Energy, Inc. ................... 231 14,301
2,815,830
Electrical Equipment — 1.3%
AMETEK, Inc. ..................... 4,437 731,617
Rockwell Automation, Inc. ............. 1,845 572,835
1,304,452
Electronic Equipment, Instruments & Components — 1.1%
TE Connectivity Ltd. ................. 7,952 1,117,256
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A ............ 5,272 180,197
Entertainment — 0.9%
Electronic Arts, Inc. ................. 3,169 433,551
Liberty Media Corp.-Liberty Formula One,
Class C
(b)
...................... 6,724 424,486
Warner Bros Discovery, Inc.
(b)
.......... 3,289 37,429
895,466
Financial Services — 5.0%
Berkshire Hathaway, Inc., Class B
(b)
...... 5,813 2,073,265
Block, Inc., Class A
(b)
................ 8,875 686,481

Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Euronet Worldwide, Inc.
(b)
............. 1,897 $ 192,527
Fidelity National Information Services, Inc. .. 3,993 239,859
Mastercard, Inc., Class A .............. 2,585 1,102,528
Visa, Inc., Class A
(a)
................. 2,639 687,064
4,981,724
Food Products — 2.2%
Archer-Daniels-Midland Co. ............ 15,715 1,134,937
Hershey Co. (The) .................. 4,325 806,353
J M Smucker Co. (The) ............... 2,361 298,383
2,239,673
Gas Utilities — 0.2%
New Jersey Resources Corp. ........... 2,248 100,216
UGI Corp.
(a)
....................... 5,082 125,017
225,233
Ground Transportation — 0.5%
CSX Corp. ....................... 2,321 80,469
JB Hunt Transport Services, Inc. ........ 345 68,910
Old Dominion Freight Line, Inc. ......... 462 187,262
Ryder System, Inc.
(a)
................ 647 74,444
Saia, Inc.
(b)
....................... 135 59,160
470,245
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories ................. 6,629 729,654
Edwards Lifesciences Corp.
(b)
.......... 856 65,270
Enovis Corp.
(b)
..................... 1,473 82,518
Hologic, Inc.
(b)
..................... 352 25,150
Medtronic plc ..................... 19,528 1,608,717
Novocure Ltd.
(b)
.................... 12,253 182,937
ResMed, Inc. ..................... 371 63,819
Stryker Corp. ..................... 3,446 1,031,939
3,790,004
Health Care Providers & Services — 2.4%
Cencora, Inc. ..................... 732 150,338
Cigna Group (The) .................. 892 267,109
Elevance Health, Inc. ................ 2,996 1,412,794
Ensign Group, Inc. (The)
(a)
............. 731 82,026
HCA Healthcare, Inc. ................ 1,906 515,916
2,428,183
Health Care REITs — 0.0%
Healthpeak Properties, Inc. ............ 1,722 34,096
Health Care Technology — 0.4%
Teladoc Health, Inc.
(b)
................ 18,046 388,891
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. ............ 9,082 138,955
Hotels, Restaurants & Leisure — 0.6%
Boyd Gaming Corp. ................. 4,510 282,371
McDonald's Corp.
(a)
................. 550 163,081
Travel + Leisure Co. ................. 3,158 123,446
568,898
Household Durables — 0.9%
DR Horton, Inc. .................... 2,932 445,605
Leggett & Platt, Inc. ................. 16,124 421,965
867,570
Household Products — 2.4%
Colgate-Palmolive Co. ............... 7,936 632,579
Kimberly-Clark Corp. ................ 8,289 1,007,196
Procter & Gamble Co. (The) ........... 5,287 774,757
2,414,532
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp. (The) ................... 40,632 $ 782,166
Industrial Conglomerates — 0.9%
Honeywell International, Inc. ........... 4,254 892,106
Industrial REITs — 0.5%
First Industrial Realty Trust, Inc. ......... 6,691 352,415
Rexford Industrial Realty, Inc. .......... 1,897 106,422
458,837
Insurance — 5.1%
Everest Group Ltd.
(a)
................. 684 241,849
Hartford Financial Services Group, Inc. (The) 5,646 453,825
Marsh & McLennan Cos., Inc. .......... 1,531 290,079
MetLife, Inc. ...................... 18,900 1,249,857
Reinsurance Group of America, Inc. ...... 5,742 928,941
Travelers Cos., Inc. (The) ............. 6,754 1,286,569
Unum Group ...................... 1,722 77,869
WR Berkley Corp. .................. 8,377 592,421
5,121,410
Interactive Media & Services — 1.7%
(b)
Alphabet, Inc., Class A ............... 7,742 1,081,480
Meta Platforms, Inc., Class A ........... 1,643 581,556
1,663,036
IT Services — 0.1%
Amdocs Ltd. ...................... 1,377 121,025
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............. 4,637 644,682
Bio-Rad Laboratories, Inc., Class A
(b)
...... 29 9,364
Thermo Fisher Scientific, Inc. ........... 160 84,927
West Pharmaceutical Services, Inc. ...... 753 265,146
1,004,119
Machinery — 3.9%
CNH Industrial NV .................. 11,719 142,737
Flowserve Corp. ................... 7,629 314,467
Graco, Inc. ....................... 1,376 119,382
Illinois Tool Works, Inc. ............... 1,373 359,644
Oshkosh Corp. .................... 10,718 1,161,938
Otis Worldwide Corp. ................ 1,245 111,390
Parker-Hannifin Corp. ................ 465 214,226
Snap-on, Inc. ..................... 2,215 639,781
Xylem, Inc. ....................... 7,559 864,447
3,928,012
Media — 2.5%
Comcast Corp., Class A .............. 26,070 1,143,170
Fox Corp., Class A
(a)
................. 29,191 866,097
Fox Corp., Class B .................. 708 19,576
Liberty Media Corp.-Liberty SiriusXM
(b)
.... 15,058 433,369
Liberty Media Corp.-Liberty SiriusXM, Class A
(b)
289 8,306
Paramount Global, Class B
(a)
........... 1,124 16,624
2,487,142
Metals & Mining — 0.7%
Nucor Corp. ...................... 4,156 723,310
Multi-Utilities — 0.8%
Black Hills Corp. ................... 486 26,220
CMS Energy Corp. .................. 12,499 725,817
752,037
Office REITs — 0.1%
Highwoods Properties, Inc.
(a)
........... 5,002 114,846

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Value V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp. ..................... 7,179 $ 1,070,820
ConocoPhillips .................... 10,909 1,266,208
Devon Energy Corp. ................. 10,944 495,763
EOG Resources, Inc. ................ 5,868 709,734
Exxon Mobil Corp. .................. 14,413 1,441,012
Marathon Petroleum Corp. ............ 9,386 1,392,507
Pioneer Natural Resources Co. ......... 1,162 261,310
Valero Energy Corp. ................. 2,321 301,730
6,939,084
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 1,081 76,567
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co. .............. 21,889 1,123,125
Johnson & Johnson ................. 8,017 1,256,584
Merck & Co., Inc. ................... 4,889 532,999
Perrigo Co. plc .................... 1,706 54,899
Pfizer, Inc. ....................... 37,241 1,072,168
4,039,775
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A
(b)
........... 286 16,222
Residential REITs — 2.5%
American Homes 4 Rent, Class A ........ 1,126 40,491
Apartment Income REIT Corp. .......... 4,288 148,922
Camden Property Trust ............... 11,302 1,122,176
Equity Residential .................. 18,436 1,127,546
Independence Realty Trust, Inc. ......... 2,258 34,547
Mid-America Apartment Communities, Inc. .. 428 57,549
2,531,231
Retail REITs — 1.2%
Brixmor Property Group, Inc. ........... 488 11,356
Kimco Realty Corp. ................. 22,771 485,250
Simon Property Group, Inc. ............ 4,649 663,133
1,159,739
Semiconductors & Semiconductor Equipment — 4.5%
Applied Materials, Inc. ............... 6,051 980,686
Cirrus Logic, Inc.
(b)
.................. 1,565 130,192
Intel Corp. ....................... 20,557 1,032,989
Micron Technology, Inc. ............... 1,420 121,183
NVIDIA Corp. ..................... 2,229 1,103,846
QUALCOMM, Inc. .................. 8,094 1,170,635
4,539,531
Software — 2.3%
Adobe, Inc.
(b)
...................... 327 195,088
Klaviyo, Inc., Class A
(b)
............... 572 15,890
Manhattan Associates, Inc.
(b)
........... 3,314 713,571
Microsoft Corp. .................... 2,957 1,111,950
Oracle Corp. ...................... 523 55,140
Salesforce, Inc.
(b)
................... 867 228,142
2,319,781
Specialized REITs — 0.3%
Public Storage ..................... 1,101 335,805
Specialty Retail — 1.9%
AutoNation, Inc.
(b)
................... 1,249 187,575
Best Buy Co., Inc. .................. 5,698 446,039
Home Depot, Inc. (The) .............. 532 184,365
TJX Cos., Inc. (The) ................. 10,534 988,194
Wayfair, Inc., Class A
(b)
............... 1,028 63,428
1,869,601
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc. ....................... 2,767 $ 532,731
Dell Technologies, Inc., Class C ......... 2,209 168,988
Hewlett Packard Enterprise Co. ......... 62,551 1,062,116
HP, Inc. ......................... 4,165 125,325
1,889,160
Textiles, Apparel & Luxury Goods — 0.3%
(b)
Skechers USA, Inc., Class A ........... 5,193 323,732
Under Armour, Inc., Class C ........... 938 7,832
331,564
Trading Companies & Distributors — 0.3%
WW Grainger, Inc. .................. 353 292,528
Total Long-Term Investments — 98.9%
(Cost: $93,336,152) .............................. 98,925,755
Short-Term Securities
Money Market Funds — 3.2%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 866,131 866,131
SL Liquidity Series, LLC, Money Market Series,
5.58%
(e)
....................... 2,305,934 2,306,856
Total Short-Term Securities — 3.2%
(Cost: $3,172,987) .............................. 3,172,987
Total Investments — 102.1%
(Cost: $96,509,139 ) .............................. 102,098,742
Liabilities in Excess of Other Assets — (2.1)% ............ (2,117,650)
Net Assets — 100.0% ..............................
$ 99,981,092
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
9
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 780,892 $ 85,239
(a)
$ — $ — $ — $ 866,131 866,131 $ 41,524 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 1,924,169 380,532
(a)
— 2,247 (92) 2,306,856 2,305,934 7,929
(b)
—
$ 2,247 $ (92) $ 3,172,987 $ 49,453 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Value V.I. Fund
10
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4 03/15/24 $ 964 $ 25,140
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 25,140 $ — $ — $ — $ 25,140
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 185,555 $ — $ — $ — $ 185,555
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 21,797 $ — $ — $ — $ 21,797
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 892,957
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 98,925,755 $ — $ — $ 98,925,755
Short-Term Securities
Money Market Funds ...................................... 866,131 — — 866,131
$ 99,791,886 $ — $ — $ 99,791,886

Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
11
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Investments valued at NAV
(a)
...................................... 2,306,856
$ 102,098,742
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 25,140 $ — $ — $ 25,140
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2023
2023
BlackRock Annual Report to Shareholders
12
BlackRock
Advantage
Large Cap
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 98,925,755
Investments, at value — affiliated
(c)
.......................................................................................... 3,172,987
Cash ............................................................................................................. 254
Cash pledged: –
Futures contracts .................................................................................................... 48,000
Receivables: –
Investments sold .................................................................................................... 1,298,637
Securities lending income — affiliated ...................................................................................... 908
Capital shares sold ................................................................................................... 27,196
Dividends — unaffiliated ............................................................................................... 143,313
Dividends — affiliated ................................................................................................. 4,977
Prepaid expenses ..................................................................................................... 591
Total assets .........................................................................................................
103,622,618
LIABILITIES
Collateral on securities loaned ............................................................................................. 2,313,964
Payables: –
Investments purchased ................................................................................................ 1,154,384
Capital shares redeemed ............................................................................................... 2,889
Distribution fees ..................................................................................................... 2,511
Investment advisory fees .............................................................................................. 35,321
Directors' and Officer's fees ............................................................................................. 86
Professional fees .................................................................................................... 40,081
Variation margin on futures contracts ....................................................................................... 2,552
Other accrued expenses ............................................................................................... 89,738
Total liabilities ........................................................................................................
3,641,526
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 99,981,092
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 93,519,936
Accumulated earnings .................................................................................................. 6,461,156
NET ASSETS ........................................................................................................
$ 99,981,092
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 93,336,152
(b)
  Securities loaned, at value ...................................................................................... $ 2,258,445
(c)
  Investments, at cost — affiliated ................................................................................... $ 3,172,987
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 87,446,833
Shares outstanding ..................................................................................................
8,834,080
Net asset value .....................................................................................................
$ 9.90
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ —
Shares outstanding ..................................................................................................
—
Net asset value .....................................................................................................
$ —
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 12,534,259
Shares outstanding ..................................................................................................
1,304,104
Net asset value .....................................................................................................
$ 9.61
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2023
2023
BlackRock Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Advantage
Large Cap
Value V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,061,652
Dividends — affiliated ................................................................................................. 41,524
Interest — unaffiliated ................................................................................................. 2,527
Securities lending income — affiliated — net ................................................................................. 7,929
Total investment income .................................................................................................
2,113,632
EXPENSES
Investment advisory .................................................................................................. 702,230
Transfer agent — class specific .......................................................................................... 157,868
Professional ....................................................................................................... 76,427
Accounting services .................................................................................................. 52,173
Distribution — class specific ............................................................................................ 29,057
Custodian ......................................................................................................... 28,327
Printing and postage ................................................................................................. 16,524
Directors and Officer ................................................................................................. 7,008
Transfer agent ...................................................................................................... 5,001
Miscellaneous ...................................................................................................... 4,220
Total expenses .......................................................................................................
1,078,835
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (330,127)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (157,868)
Total expenses after fees waived and/or reimbursed ..............................................................................
590,840
Net investment income ..................................................................................................
1,522,792
REALIZED AND UNREALIZED GAIN (LOSS) $ 10,722,467
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 4,092,839
Investments — affiliated ............................................................................................. 2,247
Futures contracts .................................................................................................. 185,555
A
4,280,641
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 6,420,122
Investments — affiliated ............................................................................................. (92)
Futures contracts .................................................................................................. 21,797
A
6,441,827
Net realized and unrealized gain ...........................................................................................
10,722,468
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 12,245,260

Statements of Changes in Net Assets
15
Financial Statements
BlackRock Advantage Large Cap Value
V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,522,792  $ 1,646,698
Net realized gain .................................................................................. 4,280,641  1,030,328
Net change in unrealized appreciation (depreciation) .......................................................... 6,441,827  (11,733,658)
Net increase (decrease) in net assets resulting from operations ..................................................... 12,245,260  (9,056,632)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (4,642,057) (3,347,549)
  Class III ....................................................................................... (644,670) (433,144)
Decrease in net assets resulting from distributions to shareholders ................................................... (5,286,727) (3,780,693)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (717,067) (4,277,057)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 6,241,466  (17,114,382)
Beginning of year .................................................................................... 93,739,626  110,854,008
End of year ........................................................................................
$ 99,981,092  $ 93,739,626
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
16
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 9.19  $ 10.43  $ 9.94  $ 9.86  $ 8.40
Net investment income
(a)
....................................
0.16  0.16  0.16  0.16  0.20
Net realized and unrealized gain (loss) ...........................
1.09  (1.03) 2.44  0.18  1.88
Net increase (decrease) from investment operations ................... 1.25  (0.87) 2.60  0.34  2.08
Distributions
(b)
– – – – –
From net investment income .................................
(0.16) (0.16) (0.19) (0.16) (0.20)
From net realized gain ......................................
(0.38) (0.21) (1.92) (0.10) (0.42)
Total distributions .......................................... (0.54) (0.37) (2.11) (0.26) (0.62)
Net asset value, end of year .................................. $ 9.90  $ 9.19  $ 10.43  $ 9.94  $ 9.86
Total Return
(c)
— — — — —
Based on net asset value ..................................... 13.70% (8.16)% 26.52% 3.66% 24.89%
Ratios to Average Net Assets
(d)
Total expenses ............................................
1.12% 1.09% 1.08% 1.11% 1.13%
Total expenses after fees waived and/or reimbursed ...................
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ......................................
1.66% 1.69% 1.37% 1.85% 2.12%
Supplemental Data
Net assets, end of year (000) ................................... $ 87,447  $ 82,509  $ 98,863  $ 81,864  $ 87,984
Portfolio turnover rate ........................................ 131% 128% 131% 139% 144%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 8.93  $ 10.16  $ 9.73  $ 9.66  $ 8.24
Net investment income
(a)
....................................
0.13  0.14  0.12  0.14  0.18
Net realized and unrealized gain (loss) ...........................
1.06  (1.02) 2.39  0.17  1.84
Net increase (decrease) from investment operations ................... 1.19  (0.88) 2.51  0.31  2.02
Distributions
(b)
– – – – –
From net investment income .................................
(0.13) (0.14) (0.16) (0.14) (0.18)
From net realized gain ......................................
(0.38) (0.21) (1.92) (0.10) (0.42)
Total distributions .......................................... (0.51) (0.35) (2.08) (0.24) (0.60)
Net asset value, end of year .................................. $ 9.61  $ 8.93  $ 10.16  $ 9.73  $ 9.66
Total Return
(c)
— — — — —
Based on net asset value ..................................... 13.50% (8.51)% 26.22% 3.42% 24.60%
Ratios to Average Net Assets
(d)
Total expenses ............................................
1.41% 1.37% 1.34% 1.36% 1.38%
Total expenses after fees waived and/or reimbursed ...................
0.85% 0.85% 0.85% 0.85% 0.85%
Net investment income ......................................
1.41% 1.45% 1.11% 1.60% 1.88%
Supplemental Data
Net assets, end of year (000) ................................... $ 12,534  $ 11,230  $ 11,308  $ 5,872  $ 4,976
Portfolio turnover rate ........................................ 131% 128% 131% 139% 144%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
20
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 571,989 $ (571,989) $ — $ —
Citigroup Global Markets, Inc. ........................ 177,156 (177,156) — —
Goldman Sachs & Co. LLC .......................... 234,797 (234,797) — —
J.P. Morgan Securities LLC .......................... 768,333 (768,333) — —
Morgan Stanley .................................. 161,398 (161,398) — —
State Street Bank & Trust Co. ........................ 344,772 (344,772) — —
$ 2,258,445 $ (2,258,445) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05% of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the year  ended December 31, 2023 , the amount waived was $46,815.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the year ended December 31, 2023, the amount waived was $629.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $282,683 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Share Class
Distribution
Fees
Class III ......................................................................................................... $ 29,057
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 134,056 $ 23,812 $ 157,868
Class I ................................................................................................................
0.00%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.11
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 134,056
Class III ...................................................................................................... 11,027
$ 1 45,083
Class I Class II Class III
Expense Limitations ................................................................. 0.60% 0.75% 0.85%

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
22
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $1,719 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $121,504,417 and $125,954,239, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 12,785
Purchases ............................................................................................................... $ 9,865,784
Sales ................................................................................................................... 11,729,344
Net Realized Gain .......................................................................................................... 479,274

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the timing and recognition of partnership income.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Advantage Large Cap Value V.I. Fund
Ordinary income ........................................................................................... $ 4,327,897 $ 2,611,427
Long-term capital gains ...................................................................................... 958,830 1,169,266
$ 5,286,727 $ 3,780,693
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage Large Cap Value V.I. Fund ................................... $ 844,153 $ 148,398 $ 5,468,605 $ 6,461,156
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Value V.I. Fund ............................ $ 96,692,572 $ 8,216,486 $ (2,810,316) $ 5,406,170

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
24
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding as of December 31, 2023.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Shares sold .............................................
745,450 $ 7,253,425 2,015,141 $ 18,766,622
Shares issued in reinvestment of distributions ........................
474,620 4,642,057 375,390 3,347,549
Shares redeemed .........................................
(1,367,972) (13,054,524) (2,888,885) (27,226,503)
(147,902) $ (1,159,042) (498,354) $ (5,112,332)
Class II
(a)
Shares redeemed .........................................
— — (64,846) (667,230)
— $ — (64,846) $ (667,230)
Class III
Shares sold .............................................
315,997 $ 2,904,931 845,886 $ 8,152,086
Shares issued in reinvestment of distributions ........................
67,856 644,670 49,913 433,144
Shares redeemed .........................................
(336,625) (3,107,626) (752,420) (7,082,725)
47,228 $ 441,975 143,379 $ 1,502,505
(100,674) $ (717,067) (419,821) $ (4,277,057)

Report of Independent Registered Public Accounting Firm
25
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage Large Cap Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
26
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock Advantage SMID Cap V.I. Fund
Investment Objective
BlackRock Advantage SMID Cap V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund outperformed its benchmark, the Russell 2500
TM
Index.
What factors influenced performance?
Despite muted performance from macro-thematic insights, stock selection based on fundamental and sentiment measures drove the Fund’s outperformance in 2023.
Fundamental measures, which benefited as the move higher in interest rates broadly rewarded the value style, were the top contributors to performance. Traditional valuation insights that assess company sales, cash flow, and other financial statement metrics proved additive as well. Insights favoring companies that invest in research and development also contributed positively. On the other hand, quality insights focusing on firms’ debt maturities hurt results by leading to incorrect positioning in the energy and information technology sectors during the middle part of the period.
Sentiment measures added value by helping to position the portfolio around changing market themes. Trending measures that gauge sentiment from conference call text and broker reports drove successful stock selection the communication services sector. Consumer intent-related sentiment measures that look at social media engagement data also contributed by leading to an overweight in the consumer discretionary sector.
Macro thematic insights faced challenges in adapting to shifting market leadership dynamics. Evaluations of companies’ direct capital access proved unsuccessful by motivating an overweight position in industrials. Insights favoring founder-led ownership structures—which struggled to align with the prevailing market style preferences—
also detracted.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major performance drivers, while adding several new signals to the existing set of stock selection insights.
The Fund expanded its alternative data capabilities by incorporating enriched data sets that capture informed investor positioning and real-time news flow. The Fund also introduced a new bank quality insight in response to the emerging industry crisis in March 2023, better enabling the identification of firms with lower exposure to uninsured deposits and commercial real estate. Additionally, the Fund introduced a new artificial intelligence (“AI”) signal designed to identify firms connected to the AI ecosystem, as well as a refined version of the broker sentiment signal that leverages a large language model for sentiment analysis.
Describe portfolio positioning at period end.
The Fund remained largely sector neutral. It had slight overweight positions in the healthcare, consumer discretionary and information technology sectors, and it maintained slight underweights in real estate and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock Advantage SMID Cap V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. small and medium capitalization companies, and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 2500™ Index. The Fund’s total returns for the period between June 12, 2017 and February 8, 2021 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Advantage U.S. Total Market V.I. Fund”. The Fund’s total returns for the period prior to
June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Value Opportunities V.I. Fund”.
(c)
An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell
3000
®
Index. The Russell 2500™ Index includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
............................................................................. 18.88% 11.79% 8.52%
Class III
(b)
............................................................................ 18.63 11.52 8.28
Russell 2500™ Index .................................................................... 17.42 11.67 8.36
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns for the period between June 12, 2017 and February 8, 2021 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Advantage U.S. Total Market V.I. Fund”. The Fund’s total returns for the period prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Value Opportunities V.I. Fund”.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock Advantage SMID Cap V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,097.30 $ 2.91 $ 1,000.00 $ 1,022.43 $ 2.80 0.55%
Class III .................................. 1,000.00 1,096.00 4.23 1,000.00 1,021.17 4.08 0.80
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Industrials ....................................... 19.8%
Financials ....................................... 15.6
Consumer Discretionary ............................. 13.9
Information Technology .............................. 13.8
Health Care ..................................... 13.2
Real Estate ...................................... 5.9
Energy ......................................... 4.4
Materials ....................................... 4.3
Communication Services ............................. 3.3
Consumer Staples ................................. 2.6
Utilities ......................................... 2.2
Short-Term Securities ............................... 12.4
Liabilities in Excess of Other Assets ..................... (11.4)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock Advantage SMID Cap V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
AAR Corp.
(a)
...................... 508 $ 31,699
Axon Enterprise, Inc.
(a)
............... 1,263 326,271
Curtiss-Wright Corp. ................. 2,166 482,563
Huntington Ingalls Industries, Inc. ........ 107 27,782
Textron, Inc. ...................... 1,370 110,175
978,490
Air Freight & Logistics — 0.0%
Hub Group, Inc., Class A
(a)
............. 708 65,094
Automobile Components — 1.3%
Adient plc
(a)
....................... 38,418 1,396,879
Dana, Inc. ........................ 3,275 47,848
Lear Corp. ....................... 2,940 415,157
Visteon Corp.
(a)
.................... 1,368 170,863
2,030,747
Automobiles — 0.0%
Winnebago Industries, Inc.
(b)
........... 551 40,157
Banks — 5.5%
Amalgamated Financial Corp. .......... 12,870 346,718
Ameris Bancorp .................... 1,673 88,753
Axos Financial, Inc.
(a)
................ 1,421 77,587
Bank of Marin Bancorp ............... 274 6,033
Bank OZK ....................... 493 24,566
BankFinancial Corp. ................. 3,218 33,017
Bar Harbor Bankshares .............. 2,403 70,552
Capital City Bank Group, Inc. ........... 1,274 37,494
Columbia Banking System, Inc. ......... 1,860 49,625
ConnectOne Bancorp, Inc. ............ 4,537 103,943
Cullen/Frost Bankers, Inc. ............. 2,414 261,895
East West Bancorp, Inc. .............. 6,142 441,917
Enterprise Bancorp, Inc.
(b)
............. 1,803 58,165
Enterprise Financial Services Corp. ...... 4,360 194,674
FB Financial Corp. .................. 5,293 210,926
Financial Institutions, Inc. ............. 274 5,836
First Bank
(b)
....................... 4,686 68,884
First Busey Corp. ................... 1,301 32,291
First Business Financial Services, Inc. ..... 899 36,050
First Citizens BancShares, Inc., Class A .... 118 167,438
First Foundation, Inc. ................ 2,086 20,192
First Horizon Corp. .................. 62,285 881,956
First Internet Bancorp ................ 3,771 91,220
First Merchants Corp. ................ 275 10,197
FNB Corp. ....................... 10,719 147,601
FNCB Bancorp, Inc. ................. 2,151 14,605
Hancock Whitney Corp. .............. 15,018 729,725
Heartland Financial USA, Inc. .......... 19,043 716,207
Heritage Commerce Corp. ............. 35,538 352,537
Heritage Financial Corp. .............. 112 2,396
HomeTrust Bancshares, Inc. ........... 2,907 78,256
Horizon Bancorp, Inc.
(b)
............... 16,628 237,947
Independent Bank Corp. .............. 35,617 926,754
Independent Bank Group, Inc. .......... 909 46,250
Lakeland Bancorp, Inc. ............... 4,415 65,298
Mercantile Bank Corp.
(b)
.............. 2,127 85,888
Midland States Bancorp, Inc. ........... 11,249 310,022
Northrim BanCorp, Inc. ............... 1,215 69,510
OceanFirst Financial Corp. ............ 37,129 644,559
Republic First Bancorp, Inc.
(a)
........... 35,886 1,077
Sandy Spring Bancorp, Inc. ............ 753 20,512
Seacoast Banking Corp. of Florida ....... 1,361 38,734
Shore Bancshares, Inc. ............... 2,789 39,743
Southern First Bancshares, Inc.
(a)
........ 1,370 50,827
Security
Shares
Shares Value
Banks (continued)
Summit Financial Group, Inc. ........... 2,834 $ 86,975
Univest Financial Corp. ............... 3,668 80,806
Washington Trust Bancorp, Inc.
(b)
........ 2,327 75,348
Western New England Bancorp, Inc. ...... 8,648 77,832
Wintrust Financial Corp. .............. 3,454 320,359
Zions Bancorp NA .................. 2,462 108,008
8,647,705
Beverages — 0.6%
National Beverage Corp.
(a)
............. 588 29,235
Primo Water Corp. .................. 58,601 881,945
911,180
Biotechnology — 6.0%
(a)
ACADIA Pharmaceuticals, Inc. .......... 18,357 574,758
Alector, Inc. ...................... 23,938 191,025
Aligos Therapeutics, Inc. .............. 1,131 751
Blueprint Medicines Corp. ............. 6,994 645,127
C4 Therapeutics, Inc. ................ 15,578 88,016
CareDx, Inc. ...................... 8,924 107,088
Coherus Biosciences, Inc. ............. 40,093 133,510
Denali Therapeutics, Inc. .............. 1,976 42,405
Emergent BioSolutions, Inc. ............ 33,894 81,346
Exact Sciences Corp. ................ 6,522 482,497
Exelixis, Inc. ...................... 50,286 1,206,361
Fate Therapeutics, Inc. ............... 43,980 164,485
Halozyme Therapeutics, Inc. ........... 12,860 475,306
Impel Pharmaceuticals, Inc. ............ 2,621 324
Intellia Therapeutics, Inc. ............. 7,524 229,407
iTeos Therapeutics, Inc. .............. 13,169 144,200
Kronos Bio, Inc.
(b)
................... 36,759 45,949
Natera, Inc. ....................... 10,024 627,903
Neurocrine Biosciences, Inc. ........... 15,809 2,082,994
NextCure, Inc. ..................... 6,717 7,657
Oncorus, Inc. ..................... 1,319 166
PTC Therapeutics, Inc. ............... 5,765 158,883
Quince Therapeutics, Inc. ............. 3,368 3,536
REGENXBIO, Inc. .................. 5,771 103,589
Relay Therapeutics, Inc. .............. 3,483 38,348
Sarepta Therapeutics, Inc. ............. 1,075 103,662
SQZ Biotechnologies Co. ............. 601 12
Twist Bioscience Corp. ............... 2,407 88,722
Ultragenyx Pharmaceutical, Inc. ......... 3,672 175,595
uniQure NV ....................... 12,945 87,638
United Therapeutics Corp. ............. 4,047 889,895
Vanda Pharmaceuticals, Inc. ........... 18,187 76,749
Vir Biotechnology, Inc. ............... 41,999 422,510
9,480,414
Broadline Retail — 1.0%
Dillard's, Inc., Class A
(b)
............... 1,560 629,694
Kohl's Corp.
(b)
..................... 14,811 424,780
Macy's, Inc. ...................... 24,534 493,624
1,548,098
Building Products — 3.1%
A O Smith Corp. ................... 19,208 1,583,507
Advanced Drainage Systems, Inc. ....... 2,995 421,217
Builders FirstSource, Inc.
(a)
............ 5,889 983,110
Caesarstone Ltd.
(a)
.................. 10,706 40,040
JELD-WEN Holding, Inc.
(a)
............. 9,307 175,716
Owens Corning .................... 6,869 1,018,192
Trex Co., Inc.
(a)
.................... 2,330 192,901
UFP Industries, Inc. ................. 3,554 446,205
4,860,888

Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets — 2.0%
Evercore, Inc., Class A ............... 783 $ 133,932
FactSet Research Systems, Inc. ......... 39 18,605
Houlihan Lokey, Inc., Class A
(b)
.......... 11,148 1,336,757
Invesco Ltd. ...................... 57,274 1,021,768
Raymond James Financial, Inc. ......... 199 22,189
Victory Capital Holdings, Inc., Class A ..... 4,987 171,752
XP, Inc., Class A ................... 16,876 439,957
3,144,960
Chemicals — 1.9%
CF Industries Holdings, Inc. ............ 270 21,465
Huntsman Corp. ................... 37,654 946,245
Minerals Technologies, Inc. ............ 4,963 353,912
Quaker Chemical Corp. .............. 950 202,749
Rayonier Advanced Materials, Inc.
(a)
...... 10,985 44,489
RPM International, Inc.
(b)
.............. 12,252 1,367,691
2,936,551
Commercial Services & Supplies — 0.9%
BrightView Holdings, Inc.
(a)
............ 17,454 146,963
Healthcare Services Group, Inc.
(a)
........ 2,212 22,938
Tetra Tech, Inc. .................... 7,774 1,297,714
1,467,615
Communications Equipment — 1.1%
(a)
Calix, Inc. ........................ 2,986 130,458
Ciena Corp. ...................... 21,172 952,952
NETGEAR, Inc. .................... 19,586 285,564
Viasat, Inc.
(b)
...................... 10,557 295,068
1,664,042
Construction & Engineering — 2.1%
AECOM ......................... 19,810 1,831,038
Comfort Systems USA, Inc. ............ 704 144,792
Construction Partners, Inc., Class A
(a)
..... 835 36,339
EMCOR Group, Inc. ................. 3,708 798,814
Fluor Corp.
(a)
...................... 6,038 236,509
MasTec, Inc.
(a)
..................... 815 61,712
Matrix Service Co.
(a)
................. 9,219 90,162
Valmont Industries, Inc. ............... 836 195,214
3,394,580
Construction Materials — 0.5%
Summit Materials, Inc., Class A
(a)(b)
....... 20,559 790,699
Consumer Finance — 1.7%
Credit Acceptance Corp.
(a)
............. 113 60,198
Enova International, Inc.
(a)
............. 15,896 880,002
EZCORP, Inc., Class A
(a)(b)
............. 24,311 212,478
LendingTree, Inc.
(a)
.................. 4,893 148,356
OneMain Holdings, Inc. ............... 11,349 558,371
Oportun Financial Corp.
(a)
............. 18,781 73,434
PRA Group, Inc.
(a)
.................. 9,627 252,227
PROG Holdings, Inc.
(a)
............... 9,316 287,958
Regional Management Corp. ........... 9,597 240,693
2,713,717
Consumer Staples Distribution & Retail — 1.2%
Casey's General Stores, Inc. ........... 5,040 1,384,690
Performance Food Group Co.
(a)
......... 8,165 564,610
SpartanNash Co. ................... 929 21,320
1,970,620
Containers & Packaging — 0.3%
O-I Glass, Inc.
(a)
.................... 7,391 121,065
Packaging Corp. of America ........... 561 91,392
WestRock Co. ..................... 7,669 318,417
530,874
Security
Shares
Shares Value
Diversified Consumer Services — 0.5%
American Public Education, Inc.
(a)
........ 1,213 $ 11,705
Chegg, Inc.
(a)
...................... 5,181 58,856
Duolingo, Inc., Class A
(a)
.............. 634 143,823
Frontdoor, Inc.
(a)
.................... 7,346 258,726
Laureate Education, Inc. .............. 25,087 343,943
817,053
Diversified REITs — 0.2%
American Assets Trust, Inc. ............ 15,968 359,440
Diversified Telecommunication Services — 0.6%
(a)
EchoStar Corp., Class A .............. 36,994 612,991
Frontier Communications Parent, Inc. ..... 8,223 208,371
Lumen Technologies, Inc.
(b)
............ 9,853 18,031
Ooma, Inc.
(b)
...................... 11,128 119,403
958,796
Electric Utilities — 0.5%
Portland General Electric Co.
(b)
.......... 17,302 749,869
Electrical Equipment — 2.1%
Atkore, Inc.
(a)(b)
..................... 10,561 1,689,760
Encore Wire Corp. .................. 2,629 561,554
EnerSys ......................... 2,053 207,271
FREYR Battery SA
(a)
................ 2,352 4,398
Hubbell, Inc. ...................... 1,456 478,922
Vertiv Holdings Co., Class A ........... 6,538 314,020
Vicor Corp.
(a)
...................... 191 8,584
3,264,509
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc.
(a)
.............. 654 79,952
Avnet, Inc. ....................... 1,928 97,171
Fabrinet
(a)
........................ 801 152,454
Flex Ltd.
(a)
........................ 59,356 1,807,984
Insight Enterprises, Inc.
(a)
............. 2,319 410,904
Itron, Inc.
(a)
....................... 2,591 195,646
Kimball Electronics, Inc.
(a)
............. 1,033 27,839
Sanmina Corp.
(a)
................... 5,735 294,607
TD SYNNEX Corp. .................. 16,443 1,769,431
TTM Technologies, Inc.
(a)
.............. 6,426 101,595
4,937,583
Energy Equipment & Services — 0.6%
Borr Drilling Ltd.
(a)
.................. 4,568 33,621
Helmerich & Payne, Inc.
(b)
............. 10,929 395,848
Liberty Energy, Inc., Class A
(b)
.......... 6,712 121,756
ProPetro Holding Corp.
(a)
.............. 25,592 214,461
Schlumberger NV .................. 1,004 52,248
Transocean Ltd.
(a)
.................. 9,849 62,541
880,475
Entertainment — 0.6%
(a)
Gaia, Inc., Class A .................. 1,508 4,072
Lions Gate Entertainment Corp., Class A
(b)
.. 11,991 130,702
Lions Gate Entertainment Corp., Class B ... 12,150 123,808
Playtika Holding Corp. ............... 14,413 125,681
Roku, Inc., Class A .................. 5,827 534,103
918,366
Financial Services — 2.6%
Affirm Holdings, Inc., Class A
(a)
.......... 6,765 332,432
Euronet Worldwide, Inc.
(a)
............. 8,150 827,143
Jack Henry & Associates, Inc. .......... 4,595 750,869
MGIC Investment Corp. .............. 2,484 47,916
NCR Atleos Corp.
(a)
................. 15,161 368,261
Pagseguro Digital Ltd., Class A
(a)
........ 75,394 940,163
Repay Holdings Corp., Class A
(a)
........ 6,064 51,787

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage SMID Cap V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
StoneCo Ltd., Class A
(a)
.............. 31,009 $ 559,092
Toast, Inc., Class A
(a)
................ 10,076 183,988
4,061,651
Food Products — 0.2%
(a)
Sovos Brands, Inc. .................. 1,072 23,616
Vital Farms, Inc. ................... 17,758 278,623
302,239
Gas Utilities — 1.5%
New Jersey Resources Corp. ........... 23,254 1,036,663
ONE Gas, Inc. ..................... 8,771 558,888
UGI Corp.
(b)
....................... 33,800 831,480
2,427,031
Ground Transportation — 0.7%
Covenant Logistics Group, Inc., Class A .... 1,942 89,410
Saia, Inc.
(a)(b)
...................... 2,293 1,004,838
1,094,248
Health Care Equipment & Supplies — 1.3%
(a)
Accuray, Inc. ...................... 14,060 39,790
AngioDynamics, Inc. ................. 4,090 32,066
Enovis Corp.
(b)
..................... 10,963 614,147
Envista Holdings Corp. ............... 718 17,275
Inmode Ltd. ...................... 1,565 34,806
Inogen, Inc. ...................... 11,171 61,329
Merit Medical Systems, Inc. ............ 7,194 546,456
Nevro Corp. ...................... 809 17,410
Novocure Ltd. ..................... 13,043 194,732
Omnicell, Inc. ..................... 531 19,981
Penumbra, Inc. .................... 787 197,962
STAAR Surgical Co. ................. 3,852 120,221
Tactile Systems Technology, Inc. ........ 3,054 43,672
Varex Imaging Corp. ................. 3,398 69,659
2,009,506
Health Care Providers & Services — 2.3%
Accolade, Inc.
(a)
.................... 5,407 64,938
AdaptHealth Corp.
(a)
................. 3,677 26,805
Alignment Healthcare, Inc.
(a)
........... 2,797 24,082
AMN Healthcare Services, Inc.
(a)
......... 477 35,718
CareMax, Inc., Class A
(a)
.............. 4,418 2,201
Chemed Corp. ..................... 21 12,280
Cross Country Healthcare, Inc.
(a)
........ 1,527 34,571
Ensign Group, Inc. (The)
(b)
............. 15,329 1,720,067
Guardant Health, Inc.
(a)
............... 1,742 47,121
HealthEquity, Inc.
(a)
.................. 433 28,708
Henry Schein, Inc.
(a)
................. 1,928 145,969
PetIQ, Inc., Class A
(a)
................ 8,034 158,672
Privia Health Group, Inc.
(a)
............. 3,204 73,788
Progyny, Inc.
(a)(b)
................... 27,068 1,006,388
Surgery Partners, Inc.
(a)
.............. 481 15,387
Tenet Healthcare Corp.
(a)
.............. 2,866 216,584
3,613,279
Health Care REITs — 0.1%
Medical Properties Trust, Inc.
(b)
.......... 8,724 42,835
Physicians Realty Trust ............... 3,328 44,295
87,130
Health Care Technology — 1.0%
(a)
American Well Corp., Class A .......... 57,295 85,370
GoodRx Holdings, Inc., Class A ......... 2,955 19,798
Health Catalyst, Inc. ................. 13,770 127,510
Teladoc Health, Inc. ................. 59,136 1,274,381
Security
Shares
Shares Value
Health Care Technology (continued)
Veradigm, Inc. ..................... 4,530 $ 47,520
1,554,579
Hotel & Resort REITs — 1.0%
Braemar Hotels & Resorts, Inc. ......... 23,602 59,005
Host Hotels & Resorts, Inc. ............ 1,079 21,008
Park Hotels & Resorts, Inc.
(b)
........... 85,039 1,301,097
RLJ Lodging Trust .................. 9,042 105,972
Summit Hotel Properties, Inc. ........... 2,657 17,855
1,504,937
Hotels, Restaurants & Leisure — 2.4%
Bally's Corp.
(a)
..................... 13,671 190,574
Boyd Gaming Corp. ................. 29,834 1,867,907
Choice Hotels International, Inc. ......... 866 98,118
Hilton Grand Vacations, Inc.
(a)
.......... 2,903 116,642
Marriott Vacations Worldwide Corp. ....... 492 41,766
PlayAGS, Inc.
(a)
.................... 3,494 29,454
Texas Roadhouse, Inc. ............... 690 84,339
Wendy's Co. (The) .................. 37,254 725,708
Wingstop, Inc. ..................... 2,744 704,055
3,858,563
Household Durables — 3.0%
Beazer Homes USA, Inc.
(a)
............ 706 23,856
Century Communities, Inc. ............ 1,424 129,783
GoPro, Inc., Class A
(a)
................ 27,598 95,765
Installed Building Products, Inc. ......... 987 180,443
iRobot Corp.
(a)
..................... 721 27,903
Leggett & Platt, Inc. ................. 41,348 1,082,077
MDC Holdings, Inc.
(b)
................ 404 22,321
Mohawk Industries, Inc.
(a)
............. 1,292 133,722
PulteGroup, Inc. ................... 5,913 610,340
Taylor Morrison Home Corp.
(a)
.......... 13,023 694,777
Toll Brothers, Inc. ................... 4,032 414,449
TopBuild Corp.
(a)
................... 2,481 928,539
TRI Pointe Homes, Inc.
(a)
.............. 2,437 86,270
Universal Electronics, Inc.
(a)
............ 2,856 26,818
Vizio Holding Corp., Class A
(a)
.......... 38,095 293,332
4,750,395
Household Products — 0.2%
Central Garden & Pet Co., Class A
(a)
...... 8,138 358,398
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc., Class A .......... 4,406 112,705
NextEra Energy Partners LP ........... 3,772 114,707
227,412
Insurance — 3.8%
Crawford & Co., Class A .............. 1,185 15,618
Everest Group Ltd. .................. 3,252 1,149,842
Globe Life, Inc. .................... 2,394 291,398
Hippo Holdings, Inc.
(a)(b)
............... 3,957 36,088
Kinsale Capital Group, Inc.
(b)
........... 2,476 829,237
Oscar Health, Inc., Class A
(a)
........... 14,892 136,262
Reinsurance Group of America, Inc. ...... 11,794 1,908,033
Selective Insurance Group, Inc.
(b)
........ 4,529 450,545
Unum Group
(b)
..................... 26,993 1,220,624
6,037,647
Interactive Media & Services — 1.4%
Bumble, Inc., Class A
(a)
............... 12,763 188,127
Cargurus, Inc., Class A
(a)
.............. 1,315 31,770
Outbrain, Inc.
(a)
.................... 9,264 40,576
Shutterstock, Inc. ................... 4,873 235,269
Taboola.com Ltd.
(a)
.................. 12,906 55,883
Yelp, Inc.
(a)(b)
...................... 29,380 1,390,849

Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
ZipRecruiter, Inc., Class A
(a)
............ 22,674 $ 315,169
2,257,643
IT Services — 0.2%
(a)
Fastly, Inc., Class A ................. 3,631 64,632
Kyndryl Holdings, Inc. ................ 10,914 226,793
Unisys Corp. ...................... 5,276 29,651
Wix.com Ltd. ...................... 562 69,137
390,213
Leisure Products — 0.7%
Brunswick Corp.
(b)
.................. 6,688 647,064
Topgolf Callaway Brands Corp.
(a)
........ 10,148 145,522
YETI Holdings, Inc.
(a)
................ 5,562 288,001
1,080,587
Life Sciences Tools & Services — 0.9%
Bruker Corp. ...................... 7,122 523,324
Codexis, Inc.
(a)
..................... 34,863 106,332
Medpace Holdings, Inc.
(a)
............. 1,546 473,895
Pacific Biosciences of California, Inc.
(a)
.... 10,831 106,252
Personalis, Inc.
(a)
................... 87,366 183,469
Seer, Inc., Class A
(a)
................. 34,422 66,779
1,460,051
Machinery — 3.5%
Astec Industries, Inc. ................ 1 37
Flowserve Corp. ................... 14,112 581,697
Graco, Inc. ....................... 19,967 1,732,337
Kennametal, Inc. ................... 3,532 91,090
Manitowoc Co., Inc. (The)
(a)
............ 1,100 18,359
Mueller Industries, Inc.
(b)
.............. 14,256 672,170
Oshkosh Corp. .................... 13,915 1,508,525
Snap-on, Inc. ..................... 3,053 881,829
Terex Corp. ....................... 1,158 66,539
5,552,583
Marine Transportation — 0.1%
Matson, Inc. ...................... 1,583 173,497
Media — 0.7%
Cable One, Inc. .................... 317 176,439
Cardlytics, Inc.
(a)
................... 3,820 35,182
comScore, Inc.
(a)
................... 325 5,428
DISH Network Corp., Class A
(a)
......... 43,121 248,808
Entravision Communications Corp., Class A . 1,638 6,830
EW Scripps Co. (The), Class A
(a)
........ 15,005 119,890
Gray Television, Inc. ................. 9,051 81,097
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
1,971 56,647
PubMatic, Inc., Class A
(a)
.............. 6,591 107,499
TEGNA, Inc. ...................... 5,308 81,212
Thryv Holdings, Inc.
(a)(b)
............... 6,293 128,063
1,047,095
Metals & Mining — 1.5%
Alcoa Corp. ....................... 32,286 1,097,724
Materion Corp. .................... 432 56,216
Olympic Steel, Inc. .................. 2,043 136,268
Royal Gold, Inc.
(b)
................... 3,041 367,839
Ryerson Holding Corp. ............... 1,285 44,564
Schnitzer Steel Industries, Inc., Class A .... 557 16,799
Steel Dynamics, Inc. ................. 3,396 401,068
United States Steel Corp. ............. 5,872 285,673
2,406,151
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Granite Point Mortgage Trust, Inc. ....... 13,379 79,471
Security
Shares
Shares Value
Multi-Utilities — 0.0%
Avista Corp. ...................... 1,982 $ 70,837
Office REITs — 0.8%
Brandywine Realty Trust .............. 7,506 40,532
Cousins Properties, Inc. .............. 3,014 73,391
Equity Commonwealth ............... 30,187 579,591
Highwoods Properties, Inc.
(b)
........... 971 22,294
Hudson Pacific Properties, Inc.
(b)
........ 3,502 32,604
Office Properties Income Trust .......... 13,869 101,521
Paramount Group, Inc. ............... 18,728 96,824
Vornado Realty Trust
(b)
............... 10,681 301,738
1,248,495
Oil, Gas & Consumable Fuels — 3.9%
Antero Resources Corp.
(a)
............. 8,626 195,638
Ardmore Shipping Corp. .............. 11,703 164,895
Callon Petroleum Co.
(a)
............... 878 28,447
CVR Energy, Inc.
(b)
.................. 15,860 480,558
Delek US Holdings, Inc. .............. 6,289 162,256
EOG Resources, Inc. ................ 5,048 610,556
HF Sinclair Corp. ................... 15,755 875,505
Magnolia Oil & Gas Corp., Class A
(b)
...... 66,768 1,421,491
Matador Resources Co.
(b)
............. 2,956 168,078
Murphy Oil Corp. ................... 4,440 189,410
Ovintiv, Inc. ....................... 637 27,977
PBF Energy, Inc., Class A ............. 12,254 538,686
Scorpio Tankers, Inc. ................ 835 50,768
SM Energy Co.
(b)
................... 14,244 551,528
Texas Pacific Land Corp. .............. 237 372,671
World Kinect Corp. .................. 13,986 318,601
6,157,065
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 1,794 127,069
Passenger Airlines — 1.0%
Alaska Air Group, Inc.
(a)
............... 11,129 434,810
Copa Holdings SA, Class A ............ 620 65,912
JetBlue Airways Corp.
(a)
.............. 197,569 1,096,508
1,597,230
Personal Care Products — 0.3%
(a)
BellRing Brands, Inc. ................ 8,960 496,653
Nature's Sunshine Products, Inc. ........ 1,667 28,822
525,475
Pharmaceuticals — 1.7%
Atea Pharmaceuticals, Inc.
(a)
........... 20,740 63,257
Corcept Therapeutics, Inc.
(a)(b)
.......... 28,069 911,681
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 4,554 147,094
Jazz Pharmaceuticals plc
(a)
............ 3,681 452,763
Perrigo Co. plc .................... 35,034 1,127,394
Scilex Holding Co., (Acquired 01/06/23, cost
$17,290)
(a)(b)(c)
................... 1,650 3,279
Supernus Pharmaceuticals, Inc.
(a)
........ 1,577 45,639
Tricida, Inc.
(a)(d)
.................... 14,390 —
2,751,107
Professional Services — 2.7%
ExlService Holdings, Inc.
(a)
............ 16,579 511,462
Genpact Ltd. ...................... 14,777 512,910
Insperity, Inc. ...................... 13,954 1,635,688
KBR, Inc.
(b)
....................... 14,606 809,318
Kelly Services, Inc., Class A ............ 5,396 116,662
Mistras Group, Inc.
(a)
................ 9 66
Robert Half, Inc. ................... 5,845 513,892

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage SMID Cap V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
TriNet Group, Inc.
(a)
................. 929 $ 110,486
4,210,484
Real Estate Management & Development — 1.0%
Anywhere Real Estate, Inc.
(a)
........... 37,845 306,923
Compass, Inc., Class A
(a)
.............. 7,105 26,715
eXp World Holdings, Inc.
(b)
............. 15,829 245,666
Jones Lang LaSalle, Inc.
(a)
............. 2,326 439,311
Opendoor Technologies, Inc.
(a)
.......... 10,787 48,326
Zillow Group, Inc., Class A
(a)
........... 1,465 83,095
Zillow Group, Inc., Class C
(a)
........... 6,294 364,171
1,514,207
Residential REITs — 1.5%
American Homes 4 Rent, Class A ........ 1,300 46,748
Camden Property Trust ............... 13,932 1,383,308
Independence Realty Trust, Inc. ......... 50,086 766,316
NexPoint Residential Trust, Inc. ......... 5,517 189,950
2,386,322
Retail REITs — 1.4%
Brixmor Property Group, Inc. ........... 74,878 1,742,411
Kimco Realty Corp. ................. 13,553 288,814
Kite Realty Group Trust ............... 1,459 33,353
Regency Centers Corp. .............. 1,211 81,137
2,145,715
Semiconductors & Semiconductor Equipment — 2.4%
Amkor Technology, Inc. ............... 1,911 63,579
Axcelis Technologies, Inc.
(a)(b)
........... 4,995 647,802
Cirrus Logic, Inc.
(a)
.................. 11,055 919,666
Lattice Semiconductor Corp.
(a)
.......... 2,856 197,035
MaxLinear, Inc.
(a)(b)
.................. 25,625 609,106
Photronics, Inc.
(a)
................... 2,185 68,543
Power Integrations, Inc.
(b)
............. 16,043 1,317,291
3,823,022
Software — 6.5%
(a)
8x8, Inc. ......................... 52,309 197,728
Appfolio, Inc., Class A ................ 454 78,651
AppLovin Corp., Class A .............. 11,494 458,036
Box, Inc., Class A ................... 9,034 231,361
Domo, Inc., Class B ................. 10,087 103,795
Dropbox, Inc., Class A ............... 23,237 685,027
Elastic NV ....................... 786 88,582
Everbridge, Inc. .................... 3,653 88,804
Expensify, Inc., Class A
(b)
............. 10,303 25,448
Fair Isaac Corp. .................... 82 95,449
Gitlab, Inc., Class A ................. 1,578 99,351
Intapp, Inc. ....................... 447 16,995
JFrog Ltd. ........................ 2,203 76,246
Klaviyo, Inc., Class A ................ 1,190 33,058
LivePerson, Inc. .................... 11,302 42,835
Manhattan Associates, Inc. ............ 9,670 2,082,144
Nutanix, Inc., Class A ................ 13,088 624,167
Q2 Holdings, Inc.
(b)
.................. 24,549 1,065,672
Qualys, Inc. ...................... 7,288 1,430,489
Rapid7, Inc. ...................... 5,939 339,117
RingCentral, Inc., Class A ............. 12,082 410,184
SEMrush Holdings, Inc., Class A ......... 12,925 176,555
Smartsheet, Inc., Class A ............. 7,215 345,021
Teradata Corp. .................... 25,613 1,114,422
Upland Software, Inc. ................ 38,095 161,142
Varonis Systems, Inc.
(b)
............... 2,641 119,584
Zuora, Inc., Class A ................. 16,628 156,303
10,346,166
Security
Shares
Shares Value
Specialized REITs — 0.1%
Lamar Advertising Co., Class A ......... 1,010 $ 107,343
Outfront Media, Inc. ................. 3,112 43,443
150,786
Specialty Retail — 3.2%
1-800-Flowers.com, Inc., Class A
(a)
....... 5,056 54,504
Aaron's Co., Inc. (The) ............... 42,358 460,855
Abercrombie & Fitch Co., Class A
(a)
....... 6,009 530,114
Academy Sports & Outdoors, Inc. ........ 2,241 147,906
Asbury Automotive Group, Inc.
(a)
......... 1,729 388,973
Bath & Body Works, Inc. .............. 3,232 139,493
CarParts.com, Inc.
(a)
................. 1,118 3,533
Carvana Co., Class A
(a)
............... 1,428 75,598
Chewy, Inc., Class A
(a)
............... 7,720 182,424
Citi Trends, Inc.
(a)
................... 647 18,297
Conn's, Inc.
(a)
..................... 19,420 86,225
Gap, Inc. (The) .................... 2,408 50,351
Group 1 Automotive, Inc. .............. 119 36,264
Murphy USA, Inc. .................. 4,209 1,500,761
Petco Health & Wellness Co., Inc.
(a)(b)
..... 82,252 259,916
Revolve Group, Inc., Class A
(a)
.......... 5,931 98,336
Stitch Fix, Inc., Class A
(a)(b)
............. 12,004 42,854
Upbound Group, Inc. ................ 3,698 125,621
Urban Outfitters, Inc.
(a)
............... 8,937 318,962
Wayfair, Inc., Class A
(a)
............... 8,533 526,486
Zumiez, Inc.
(a)
..................... 784 15,947
5,063,420
Technology Hardware, Storage & Peripherals — 0.5%
(a)
Pure Storage, Inc., Class A ............ 17,201 613,387
Super Micro Computer, Inc. ............ 430 122,232
735,619
Textiles, Apparel & Luxury Goods — 1.8%
Deckers Outdoor Corp.
(a)
.............. 652 435,817
G-III Apparel Group Ltd.
(a)
............. 6,636 225,491
Ralph Lauren Corp., Class A
(b)
.......... 6,795 979,839
Skechers USA, Inc., Class A
(a)
.......... 20,068 1,251,039
2,892,186
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc. ...... 2,784 480,769
Beacon Roofing Supply, Inc.
(a)
.......... 2,808 244,352
BlueLinx Holdings, Inc.
(a)
.............. 652 73,878
Boise Cascade Co. ................. 12,015 1,554,260
GATX Corp. ...................... 7,967 957,793
H&E Equipment Services, Inc. .......... 716 37,461
Rush Enterprises, Inc., Class A ......... 13,230 665,469
SiteOne Landscape Supply, Inc.
(a)
........ 3,030 492,375
4,506,357
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. ......... 722 13,249
Total Long-Term Investments — 99.0%
(Cost: $143,204,635) ............................. 156,661,639

Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.4%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 1,597,142 $ 1,597,142
SL Liquidity Series, LLC, Money Market Series,
5.58%
(g)
....................... 17,990,647 17,997,844
Total Short-Term Securities — 12.4%
(Cost: $19,594,854) .............................. 19,594,986
Total Investments — 111.4%
(Cost: $162,799,489 ) ............................. 176,256,625
Liabilities in Excess of Other Assets — (11.4)% ........... (17,967,809)
Net Assets — 100.0% ..............................
$ 158,288,816
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,279, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,262,746 $ 334,396
(a)
$ — $ — $ — $ 1,597,142 1,597,142 $ 67,464 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 16,286,903 1,700,704
(a)
— 13,436 (3,199) 17,997,844 17,990,647 54,727
(b)
—
$ 13,436 $ (3,199) $ 19,594,986 $ 122,191 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage SMID Cap V.I. Fund
12
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 18 03/15/24 $ 1,843 $ 60,167
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 60,167 $ — $ — $ — $ 60,167
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 161,264 $ — $ — $ — $ 161,264
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 92,369 $ — $ — $ — $ 92,369
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,593,329
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 978,490 $ — $ — $ 978,490
Air Freight & Logistics .................................... 65,094 — — 65,094
Automobile Components .................................. 2,030,747 — — 2,030,747
Automobiles .......................................... 40,157 — — 40,157
Banks ............................................... 8,647,705 — — 8,647,705

Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
13
Level 1 Level 2 Level 3 Total
Beverages ........................................... $ 911,180 $ — $ — $ 911,180
Biotechnology ......................................... 9,480,414 — — 9,480,414
Broadline Retail ........................................ 1,548,098 — — 1,548,098
Building Products ....................................... 4,860,888 — — 4,860,888
Capital Markets ........................................ 3,144,960 — — 3,144,960
Chemicals ............................................ 2,936,551 — — 2,936,551
Commercial Services & Supplies ............................. 1,467,615 — — 1,467,615
Communications Equipment ................................ 1,664,042 — — 1,664,042
Construction & Engineering ................................ 3,394,580 — — 3,394,580
Construction Materials .................................... 790,699 — — 790,699
Consumer Finance ...................................... 2,713,717 — — 2,713,717
Consumer Staples Distribution & Retail ........................ 1,970,620 — — 1,970,620
Containers & Packaging .................................. 530,874 — — 530,874
Diversified Consumer Services .............................. 817,053 — — 817,053
Diversified REITs ....................................... 359,440 — — 359,440
Diversified Telecommunication Services ........................ 958,796 — — 958,796
Electric Utilities ........................................ 749,869 — — 749,869
Electrical Equipment ..................................... 3,264,509 — — 3,264,509
Electronic Equipment, Instruments & Components ................. 4,937,583 — — 4,937,583
Energy Equipment & Services .............................. 880,475 — — 880,475
Entertainment ......................................... 918,366 — — 918,366
Financial Services ...................................... 4,061,651 — — 4,061,651
Food Products ......................................... 302,239 — — 302,239
Gas Utilities ........................................... 2,427,031 — — 2,427,031
Ground Transportation ................................... 1,094,248 — — 1,094,248
Health Care Equipment & Supplies ........................... 2,009,506 — — 2,009,506
Health Care Providers & Services ............................ 3,613,279 — — 3,613,279
Health Care REITs ...................................... 87,130 — — 87,130
Health Care Technology .................................. 1,554,579 — — 1,554,579
Hotel & Resort REITs .................................... 1,504,937 — — 1,504,937
Hotels, Restaurants & Leisure .............................. 3,858,563 — — 3,858,563
Household Durables ..................................... 4,750,395 — — 4,750,395
Household Products ..................................... 358,398 — — 358,398
Independent Power and Renewable Electricity Producers ............ 227,412 — — 227,412
Insurance ............................................ 6,037,647 — — 6,037,647
Interactive Media & Services ............................... 2,257,643 — — 2,257,643
IT Services ........................................... 390,213 — — 390,213
Leisure Products ....................................... 1,080,587 — — 1,080,587
Life Sciences Tools & Services .............................. 1,460,051 — — 1,460,051
Machinery ............................................ 5,552,583 — — 5,552,583
Marine Transportation .................................... 173,497 — — 173,497
Media ............................................... 1,047,095 — — 1,047,095
Metals & Mining ........................................ 2,406,151 — — 2,406,151
Mortgage Real Estate Investment Trusts (REITs) .................. 79,471 — — 79,471
Multi-Utilities .......................................... 70,837 — — 70,837
Office REITs .......................................... 1,248,495 — — 1,248,495
Oil, Gas & Consumable Fuels ............................... 6,157,065 — — 6,157,065
Paper & Forest Products .................................. 127,069 — — 127,069
Passenger Airlines ...................................... 1,597,230 — — 1,597,230
Personal Care Products .................................. 525,475 — — 525,475
Pharmaceuticals ....................................... 2,747,828 3,279 — 2,751,107
Professional Services .................................... 4,210,484 — — 4,210,484
Real Estate Management & Development ....................... 1,514,207 — — 1,514,207
Residential REITs ....................................... 2,386,322 — — 2,386,322
Retail REITs .......................................... 2,145,715 — — 2,145,715
Semiconductors & Semiconductor Equipment .................... 3,823,022 — — 3,823,022
Software ............................................. 10,346,166 — — 10,346,166
Specialized REITs ...................................... 150,786 — — 150,786
Specialty Retail ........................................ 5,063,420 — — 5,063,420
Technology Hardware, Storage & Peripherals .................... 735,619 — — 735,619
Textiles, Apparel & Luxury Goods ............................ 2,892,186 — — 2,892,186
Trading Companies & Distributors ............................ 4,506,357 — — 4,506,357
Wireless Telecommunication Services ......................... 13,249 — — 13,249
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Advantage SMID Cap V.I. Fund
14
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 1,597,142 $ — $ — $ 1,597,142
$ 158,255,502 $ 3,279 $ — $ 158,258,781
Investments valued at NAV
(a)
...................................... 17,997,844
$ 176,256,625
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 60,167 $ — $ — $ 60,167
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2023

Financial Statements
BlackRock
Advantage
SMID Cap V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 156,661,639
Investments, at value — affiliated
(c)
.......................................................................................... 19,594,986
Cash ............................................................................................................. 7,967
Cash pledged: –
Futures contracts .................................................................................................... 132,000
Foreign currency, at value
(d)
............................................................................................... 736
Receivables: –
Investments sold .................................................................................................... 718,962
Securities lending income — affiliated ...................................................................................... 3,520
Capital shares sold ................................................................................................... 40,000
Dividends — unaffiliated ............................................................................................... 310,253
Dividends — affiliated ................................................................................................. 10,273
Prepaid expenses ..................................................................................................... 1,306
Total assets .........................................................................................................
177,481,642
LIABILITIES
Collateral on securities loaned ............................................................................................. 17,991,504
Payables: –
Investments purchased ................................................................................................ 810,078
Capital shares redeemed ............................................................................................... 105,982
Distribution fees ..................................................................................................... 2,754
Investment advisory fees .............................................................................................. 52,587
Directors' and Officer's fees ............................................................................................. 96
Professional fees .................................................................................................... 40,179
Transfer agent fees .................................................................................................. 74,575
Variation margin on futures contracts ....................................................................................... 31,952
Other accrued expenses ............................................................................................... 83,119
Total liabilities ........................................................................................................
19,192,826
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 158,288,816
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 162,627,952
Accumulated loss ..................................................................................................... (4,339,136)
NET ASSETS ........................................................................................................
$ 158,288,816
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 143,204,635
(b)
  Securities loaned, at value ...................................................................................... $ 17,365,977
(c)
  Investments, at cost — affiliated ................................................................................... $ 19,594,854
(d)
  Foreign currency, at cost ....................................................................................... $ 769
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders
16
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 143,297,660
Shares outstanding ..................................................................................................
6,766,218
Net asset value .....................................................................................................
$ 21.18
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ —
Shares outstanding ..................................................................................................
—
Net asset value .....................................................................................................
$ —
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 14,991,156
Shares outstanding ..................................................................................................
1,514,470
Net asset value .....................................................................................................
$ 9.90
Shares authorized ...................................................................................................
10 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Advantage
SMID Cap V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,345,665
Dividends — affiliated ................................................................................................. 67,464
Interest — unaffiliated ................................................................................................. 4,354
Securities lending income — affiliated — net ................................................................................. 54,727
Foreign taxes withheld ................................................................................................ (8,124)
Total investment income .................................................................................................
2,464,086
EXPENSES
Investment advisory .................................................................................................. 1,068,857
Transfer agent — class specific .......................................................................................... 277,338
Professional ....................................................................................................... 73,162
Accounting services .................................................................................................. 54,535
Custodian ......................................................................................................... 47,336
Printing and postage ................................................................................................. 43,816
Distribution — class specific ............................................................................................ 18,896
Directors and Officer ................................................................................................. 7,368
Transfer agent ...................................................................................................... 5,001
Miscellaneous ...................................................................................................... 4,793
Total expenses .......................................................................................................
1,601,102
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (521,059)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (277,319)
Total expenses after fees waived and/or reimbursed ..............................................................................
802,724
Net investment income ..................................................................................................
1,661,362
REALIZED AND UNREALIZED GAIN (LOSS) $ 23,770,829
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (745,317)
Investments — affiliated ............................................................................................. 13,436
Futures contracts .................................................................................................. 161,264
A
(570,617)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 24,252,260
Investments — affiliated ............................................................................................. (3,199)
Foreign currency translations .......................................................................................... 16
Futures contracts .................................................................................................. 92,369
A
24,341,446
Net realized and unrealized gain ...........................................................................................
23,770,829
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 25,432,191

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
18
BlackRock Advantage SMID Cap V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,661,362  $ 1,653,317
Net realized loss .................................................................................. (570,617) (17,018,419)
Net change in unrealized appreciation (depreciation) .......................................................... 24,341,446  (15,314,741)
Net increase (decrease) in net assets resulting from operations ..................................................... 25,432,191  (30,679,843)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (1,285,882) (2,420,852)
  Class II ....................................................................................... —  (34,139)
  Class III ....................................................................................... (257,757) (205,131)
Decrease in net assets resulting from distributions to shareholders ................................................... (1,543,639) (2,660,122)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (9,079,364) (12,015,735)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 14,809,188  (45,355,700)
Beginning of year .................................................................................... 143,479,628  188,835,328
End of year ........................................................................................
$ 158,288,816  $ 143,479,628
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage SMID Cap V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 17.98  $ 21.92  $ 27.49  $ 24.65  $ 21.11
Net investment income
(a)
....................................
0.22  0.20  0.23  0.28  0.35
Net realized and unrealized gain (loss) ...........................
3.17  (3.82) 3.13  4.57  5.74
Net increase (decrease) from investment operations ................... 3.39  (3.62) 3.36  4.85  6.09
Distributions
(b)
– – – – –
From net investment income .................................
(0.19) (0.18) (0.26) (0.30) (0.44)
From net realized gain ......................................
—  (0.14) (8.67) (1.71) (2.11)
Total distributions .......................................... (0.19) (0.32) (8.93) (2.01) (2.55)
Net asset value, end of year .................................. $ 21.18  $ 17.98  $ 21.92  $ 27.49  $ 24.65
Total Return
(c)
— — — — —
Based on net asset value ..................................... 18.88% (16.48)% 13.64% 19.96% 28.98%
Ratios to Average Net Assets
(d)
Total expenses ............................................
1.11% 1.07% 1.09% 1.06% 1.02%
Total expenses after fees waived and/or reimbursed ...................
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ......................................
1.17% 1.07% 0.80% 1.12% 1.45%
Supplemental Data
Net assets, end of year (000) ................................... $ 143,298  $ 135,137  $ 179,034  $ 177,134  $ 168,415
Portfolio turnover rate ........................................ 120% 124% 216% 119% 135%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
20
BlackRock Advantage SMID Cap V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 8.50  $ 10.57  $ 17.50  $ 16.33  $ 14.66
Net investment income
(a)
....................................
0.10  0.08  0.10  0.14  0.20
Net realized and unrealized gain (loss) ...........................
1.48  (1.86) 1.85  3.00  3.97
Net increase (decrease) from investment operations ................... 1.58  (1.78) 1.95  3.14  4.17
Distributions
(b)
– – – – –
From net investment income .................................
(0.18) (0.15) (0.21) (0.26) (0.39)
From net realized gain ......................................
—  (0.14) (8.67) (1.71) (2.11)
Total distributions .......................................... (0.18) (0.29) (8.88) (1.97) (2.50)
Net asset value, end of year .................................. $ 9.90  $ 8.50  $ 10.57  $ 17.50  $ 16.33
Total Return
(c)
— — — — —
Based on net asset value ..................................... 18.63% (16.68)% 13.35% 19.65% 28.65%
Ratios to Average Net Assets
(d)
Total expenses ............................................
1.37% 1.33% 1.34% 1.29% 1.31%
Total expenses after fees waived and/or reimbursed ...................
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ......................................
1.06% 0.83% 0.56% 0.87% 1.19%
Supplemental Data
Net assets, end of year (000) ................................... $ 14,991  $ 6,301  $ 7,027  $ 6,553  $ 5,829
Portfolio turnover rate ........................................ 120% 124% 216% 119% 135%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
SMID Cap V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and
Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
22
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
BofA Securities, Inc. ............................... $ 41,789 $ (41,789) $ — $ —
Citigroup Global Markets, Inc. ........................ 2,765,779 (2,765,779) — —
Goldman Sachs & Co. LLC .......................... 9,316,282 (9,316,282) — —
J.P. Morgan Securities LLC .......................... 3,647,391 (3,647,391) — —
Jefferies LLC .................................... 139,680 (139,680) — —
National Financial Services LLC ....................... 954,284 (954,284) — —
State Street Bank & Trust Co. ........................ 2,158 (1,358) — 800
Toronto-Dominion Bank ............................ 498,614 (498,614) — —
$ 17,365,977 $ (17,365,177) $ — $ 800
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of December 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
24
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 918
Class III ......................................................................................................... 17,978
$ 18,896

Notes to Financial Statements
(continued)

Notes to Financial Statements
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was $984.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $520,075, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 261,28 4 $ 1,17 7 $ 14,877 $ 277,33 8
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.09
Class III ...............................................................................................................
0.01
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 166 , 985
Class II ...................................................................................................... 627
Class III ...................................................................................................... 14, 157
$ 181,769
Class I Class II Class III
Expense Limitations ................................................................. 0.55% 0.70% 0.80%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 94,281
Class II ...................................................................................................... 551
Class III ...................................................................................................... 718
$ 95,550

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
26
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $12,482 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $170,255,891 and $179,277,524, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
Purchases ............................................................................................................... $ 4,375,611
Sales ................................................................................................................... 6,143,669
Net Realized Gain .......................................................................................................... 110,482
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Advantage SMID Cap V.I. Fund
Ordinary income ........................................................................................... $ 1,543,639 $ 2,365,571
Long-term capital gains ...................................................................................... — 294,551
$ 1,543,639 $ 2,660,122

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the timing and recognition of partnership income.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Advantage SMID Cap V.I. Fund ...................................... $ 103,030 $ (18,146,216) $ 13,704,050 $ (4,339,136)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage SMID Cap V.I. Fund ................................ $ 162,852,424 $ 20,147,732 $ (6,743,531) $ 13,404,201

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
28
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding as of December 31, 2023.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage SMID Cap V.I. Fund
Class I
Shares sold .............................................
201,183 $ 3,781,865 193,187 $ 3,819,123
Shares issued in reinvestment of distributions ........................
62,163 1,285,882 138,289 2,420,852
Shares redeemed .........................................
(1,013,933) (19,241,376) (983,300) (18,643,422)
(750,587) $ (14,173,629) (651,824) $ (12,403,447)
Class II
(a)
Shares sold .............................................
172 $ 3,071 1,792 $ 33,091
Shares issued in reinvestment of distributions ........................
— — 1,964 34,139
Shares redeemed .........................................
(114,183) (2,107,348) (16,837) (313,761)
(114,011) $ (2,104,277) (13,081) $ (246,531)
Class III
Shares sold .............................................
892,624 $ 8,269,558 159,099 $ 1,417,316
Shares issued in reinvestment of distributions ........................
26,661 257,757 24,660 205,131
Shares redeemed .........................................
(145,975) (1,328,773) (107,218) (988,204)
773,310 $ 7,198,542 76,541 $ 634,243
(91,288) $ (9,079,364) (588,364) $ (12,015,735)

Report of Independent Registered Public Accounting Firm

2023
BlackRock Annual Report to Shareholders
To the Shareholders of BlackRock Advantage SMID Cap V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage SMID Cap V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders

Portfolio Abbreviation
REIT Real Estate Investment Trust

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock Basic Value V.I. Fund
Investment Objective
BlackRock Basic Value V.I. Fund’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund outperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
Positive contributions to the Fund's performance relative to the benchmark were led by stock selection in the healthcare sector, most notably holdings within the pharmaceuticals industry. Stock selection in financials also proved beneficial, led by bank holdings. Selection was positive within energy and communication services as well.
Conversely, selection within the industrials sector detracted the most from the Fund's relative performance, most notably a lack of holdings within the building products industry. Selection in materials detracted as well, in particular holdings in containers and packaging. Stock selection in consumer staples and a lack of exposure to real estate also weighed on relative performance.
Describe recent portfolio activity.
During the reporting period, a combination of portfolio trading activity and market price changes resulted in the Fund increasing its exposure to the industrials and financials sectors. The Fund’s allocations to healthcare and information technology decreased.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Value Index, the Fund ended the period with the most significant overweight exposures to the consumer discretionary and healthcare sectors, while the largest underweights were to real estate and utilities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
GROWTH OF $10,000 INVESTMENT
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth.
(c)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock Basic Value V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
............................................................................... 16.61% 11.57% 7.74%
Class III
(b)
.............................................................................. 16.24 11.26 7.44
Russell 1000
®
Value Index ................................................................... 11.46 10.91 8.40
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,063.80 $ 3.85 $ 1,000.00 $ 1,021.48 $ 3.77 0.74%
Class III .................................. 1,000.00 1,062.60 5.30 1,000.00 1,020.06 5.19 1.02
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Financials ....................................... 21.6%
Health Care ..................................... 17.3
Industrials ....................................... 13.9
Consumer Discretionary ............................. 9.6
Information Technology .............................. 8.8
Consumer Staples ................................. 8.2
Energy ......................................... 7.3
Communication Services ............................. 6.2
Materials ....................................... 3.1
Utilities ......................................... 3.0
Short-Term Securities ............................... 12.3
Liabilities in Excess of Other Assets ..................... (11.3)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2023
BlackRock Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
December 31, 2023
BlackRock Basic Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.2%
L3Harris Technologies, Inc. ............ 36,660 $ 7,721,329
RTX Corp.
(a)
...................... 69,070 5,811,550
13,532,879
Automobile Components — 0.5%
Lear Corp. ....................... 11,363 1,604,569
Automobiles — 1.6%
General Motors Co. ................. 142,983 5,135,949
Banks — 9.7%
Citigroup, Inc. ..................... 188,881 9,716,039
First Citizens BancShares, Inc., Class A .... 4,886 6,933,087
JPMorgan Chase & Co. .............. 27,440 4,667,544
Wells Fargo & Co. .................. 193,529 9,525,497
30,842,167
Broadline Retail — 2.1%
Alibaba Group Holding Ltd., ADR
(a)
....... 66,818 5,179,063
Amazon.com, Inc.
(b)
................. 10,590 1,609,045
6,788,108
Capital Markets — 2.7%
Carlyle Group, Inc. (The) .............. 149,900 6,099,431
UBS Group AG (Registered) ........... 86,221 2,678,161
8,777,592
Chemicals — 1.2%
International Flavors & Fragrances, Inc. .... 46,844 3,792,959
Communications Equipment — 0.5%
Cisco Systems, Inc. ................. 32,369 1,635,282
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp.
(a)
............... 7,462 1,014,459
Dollar Tree, Inc.
(b)
................... 35,129 4,990,074
6,004,533
Containers & Packaging — 2.0%
Sealed Air Corp. ................... 170,701 6,234,001
Diversified Telecommunication Services — 2.0%
AT&T, Inc. ........................ 109,960 1,845,129
Verizon Communications, Inc. .......... 118,180 4,455,386
6,300,515
Electric Utilities — 1.3%
American Electric Power Co., Inc. ........ 50,971 4,139,865
Electrical Equipment — 1.1%
Sensata Technologies Holding plc ........ 92,920 3,491,004
Electronic Equipment, Instruments & Components — 1.4%
Zebra Technologies Corp., Class A
(a)(b)
..... 16,622 4,543,291
Financial Services — 3.5%
Equitable Holdings, Inc. .............. 69,164 2,303,161
Fidelity National Information Services, Inc. .. 106,869 6,419,621
Visa, Inc., Class A .................. 8,840 2,301,494
11,024,276
Food Products — 3.4%
Kraft Heinz Co. (The) ................ 222,040 8,211,039
Mondelez International, Inc., Class A ...... 36,960 2,677,013
10,888,052
Ground Transportation — 0.6%
Union Pacific Corp.
(a)
................ 7,510 1,844,606
Security
Shares
Shares Value
Health Care Equipment & Supplies — 4.5%
Baxter International, Inc. .............. 166,550 $ 6,438,823
Koninklijke Philips NV, NYRS, ADR
(a)(b)
.... 90,888 2,120,417
Medtronic plc ..................... 72,350 5,960,193
14,519,433
Health Care Providers & Services — 8.0%
Cardinal Health, Inc. ................. 83,060 8,372,448
Cigna Group (The)
(a)
................. 25,682 7,690,475
Elevance Health, Inc. ................ 4,820 2,272,919
Humana, Inc. ..................... 3,026 1,385,333
Laboratory Corp. of America Holdings
(a)
.... 26,014 5,912,722
25,633,897
Household Durables — 1.6%
Sony Group Corp., ADR
(a)
............. 52,570 4,977,853
Insurance — 5.8%
American International Group, Inc. ....... 106,567 7,219,914
Fidelity National Financial, Inc., Class A .... 125,245 6,390,000
Prudential plc, ADR ................. 64,960 1,458,352
Willis Towers Watson plc .............. 14,880 3,589,056
18,657,322
Interactive Media & Services — 1.3%
Meta Platforms, Inc., Class A
(b)
.......... 12,160 4,304,154
IT Services — 2.7%
Cognizant Technology Solutions Corp., Class A 114,937 8,681,192
Life Sciences Tools & Services — 0.6%
Fortrea Holdings, Inc.
(a)(b)
.............. 55,374 1,932,553
Machinery — 1.3%
CNH Industrial NV .................. 210,280 2,561,210
Fortive Corp. ...................... 23,530 1,732,514
4,293,724
Media — 2.4%
Comcast Corp., Class A
(a)
............. 140,258 6,150,313
Fox Corp., Class A .................. 47,120 1,398,051
7,548,364
Multi-Utilities — 1.7%
Public Service Enterprise Group, Inc. ..... 25,224 1,542,447
Sempra ......................... 51,560 3,853,079
5,395,526
Oil, Gas & Consumable Fuels — 7.3%
BP plc, ADR ...................... 210,681 7,458,107
Enterprise Products Partners LP
(a)
....... 157,370 4,146,699
Hess Corp. ....................... 10,830 1,561,253
Shell plc ......................... 218,010 7,136,359
Suncor Energy, Inc. ................. 91,270 2,924,291
23,226,709
Personal Care Products — 1.4%
Unilever plc, ADR
(a)
................. 90,251 4,375,368
Pharmaceuticals — 3.0%
AstraZeneca plc ................... 10,991 1,482,575
Bayer AG (Registered) ............... 87,238 3,236,872
Sanofi SA, ADR
(a)
................... 94,885 4,718,631
9,438,078
Professional Services — 6.6%
Dun & Bradstreet Holdings, Inc.
(a)
........ 514,580 6,020,586
Leidos Holdings, Inc. ................ 78,890 8,539,054
SS&C Technologies Holdings, Inc. ....... 106,837 6,528,809
21,088,449

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Basic Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail — 0.6%
Ross Stores, Inc. ................... 13,836 $ 1,914,764
Technology Hardware, Storage & Peripherals — 4.1%
Samsung Electronics Co. Ltd. .......... 107,430 6,520,662
Western Digital Corp.
(b)
............... 125,180 6,555,676
13,076,338
Textiles, Apparel & Luxury Goods — 3.2%
Gildan Activewear, Inc. ............... 145,800 4,820,148
Ralph Lauren Corp., Class A
(a)
.......... 36,621 5,280,748
10,100,896
Tobacco — 1.5%
British American Tobacco plc, ADR
(a)
...... 168,250 4,928,043
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B .... 32,637 1,527,847
Total Common Stocks — 97.8%
(Cost: $288,659,900) ............................. 312,200,158
Security
Shares
Shares Value
Investment Companies
SPDR S&P Biotech ETF
(a)
............. 41,040 $ 3,664,462
Total Investment Companies — 1.2%
(Cost: $3,217,857) .............................. 3,664,462
Total Long-Term Investments — 99.0%
(Cost: $291,877,757) ............................. 315,864,620
Short-Term Securities
Money Market Funds — 12.3%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 3,232,316 3,232,316
SL Liquidity Series, LLC, Money Market Series,
5.58%
(e)
....................... 36,148,786 36,163,245
Total Short-Term Securities — 12.3%
(Cost: $39,395,977) .............................. 39,395,561
Total Investments — 111.3%
(Cost: $331,273,734 ) ............................. 355,260,181
Liabilities in Excess of Other Assets — (11.3)% ........... (36,163,778)
Net Assets — 100.0% ..............................
$ 319,096,403
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,055,906 $ 2,176,410
(a)
$ — $ — $ — $ 3,232,316 3,232,316 $ 139,544 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 25,043,206 11,103,300
(a)
— 20,028 (3,289) 36,163,245 36,148,786 201,164
(b)
—
$ 20,028 $ (3,289) $ 39,395,561 $ 340,708 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Basic Value V.I. Fund
Schedule of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 13,532,879 $ — $ — $ 13,532,879
Automobile Components .................................. 1,604,569 — — 1,604,569
Automobiles .......................................... 5,135,949 — — 5,135,949
Banks ............................................... 30,842,167 — — 30,842,167
Broadline Retail ........................................ 6,788,108 — — 6,788,108
Capital Markets ........................................ 6,099,431 2,678,161 — 8,777,592
Chemicals ............................................ 3,792,959 — — 3,792,959
Communications Equipment ................................ 1,635,282 — — 1,635,282
Consumer Staples Distribution & Retail ........................ 6,004,533 — — 6,004,533
Containers & Packaging .................................. 6,234,001 — — 6,234,001
Diversified Telecommunication Services ........................ 6,300,515 — — 6,300,515
Electric Utilities ........................................ 4,139,865 — — 4,139,865
Electrical Equipment ..................................... 3,491,004 — — 3,491,004
Electronic Equipment, Instruments & Components ................. 4,543,291 — — 4,543,291
Financial Services ...................................... 11,024,276 — — 11,024,276
Food Products ......................................... 10,888,052 — — 10,888,052
Ground Transportation ................................... 1,844,606 — — 1,844,606
Health Care Equipment & Supplies ........................... 14,519,433 — — 14,519,433
Health Care Providers & Services ............................ 25,633,897 — — 25,633,897
Household Durables ..................................... 4,977,853 — — 4,977,853
Insurance ............................................ 18,657,322 — — 18,657,322
Interactive Media & Services ............................... 4,304,154 — — 4,304,154
IT Services ........................................... 8,681,192 — — 8,681,192
Life Sciences Tools & Services .............................. 1,932,553 — — 1,932,553
Machinery ............................................ 4,293,724 — — 4,293,724
Media ............................................... 7,548,364 — — 7,548,364
Multi-Utilities .......................................... 5,395,526 — — 5,395,526
Oil, Gas & Consumable Fuels ............................... 16,090,350 7,136,359 — 23,226,709
Personal Care Products .................................. 4,375,368 — — 4,375,368
Pharmaceuticals ....................................... 4,718,631 4,719,447 — 9,438,078
Professional Services .................................... 21,088,449 — — 21,088,449
Specialty Retail ........................................ 1,914,764 — — 1,914,764
Technology Hardware, Storage & Peripherals .................... 6,555,676 6,520,662 — 13,076,338
Textiles, Apparel & Luxury Goods ............................ 10,100,896 — — 10,100,896
Tobacco ............................................. 4,928,043 — — 4,928,043
Wireless Telecommunication Services ......................... 1,527,847 — — 1,527,847
Investment Companies .................................... 3,664,462 — — 3,664,462
Short-Term Securities
Money Market Funds ...................................... 3,232,316 — — 3,232,316
$ 298,042,307 $ 21,054,629 $ — $ 319,096,936
Investments valued at NAV
(a)
...................................... 36,163,245
$ 355,260,181
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities

December 31, 2023
2023
BlackRock Annual Report to Shareholders
8
BlackRock
Basic Value V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 315,864,620
Investments, at value — affiliated
(c)
.......................................................................................... 39,395,561
Receivables: –
Securities lending income — affiliated ...................................................................................... 9,618
Capital shares sold ................................................................................................... 685
Dividends — unaffiliated ............................................................................................... 577,504
Dividends — affiliated ................................................................................................. 11,149
Prepaid expenses ..................................................................................................... 2,266
Total assets .........................................................................................................
355,861,403
LIABILITIES
Foreign bank overdraft
(d)
................................................................................................. 2,409
Collateral on securities loaned ............................................................................................. 36,185,783
Payables: –
Capital shares redeemed ............................................................................................... 121,747
Distribution fees ..................................................................................................... 14,076
Investment advisory fees .............................................................................................. 158,344
Directors' and Officer's fees ............................................................................................. 121
Printing and postage fees .............................................................................................. 35,161
Professional fees .................................................................................................... 43,041
Transfer agent fees .................................................................................................. 176,944
Other accrued expenses ............................................................................................... 27,374
Total liabilities ........................................................................................................
36,765,000
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 319,096,403
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 296,119,517
Accumulated earnings .................................................................................................. 22,976,886
NET ASSETS ........................................................................................................
$ 319,096,403
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 291,877,757
(b)
  Securities loaned, at value ...................................................................................... $ 35,357,498
(c)
  Investments, at cost — affiliated ................................................................................... $ 39,395,977
(d)
  Foreign bank overdraft, at cost ................................................................................... $ 2,417
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
9
Financial Statements
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 249,087,347
Shares outstanding ..................................................................................................
19,252,424
Net asset value .....................................................................................................
$ 12.94
Shares authorized ...................................................................................................
300 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ —
Shares outstanding ..................................................................................................
—
Net asset value .....................................................................................................
$ —
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 70,009,056
Shares outstanding ..................................................................................................
5,483,621
Net asset value .....................................................................................................
$ 12.77
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2023
2023
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock
Basic Value V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 8,019,939
Dividends — affiliated ................................................................................................. 139,544
Interest — unaffiliated ................................................................................................. 86
Securities lending income — affiliated — net ................................................................................. 201,164
Foreign taxes withheld ................................................................................................ (150,362)
Total investment income .................................................................................................
8,210,371
EXPENSES
Investment advisory .................................................................................................. 1,853,333
Transfer agent — class specific .......................................................................................... 588,445
Distribution — class specific ............................................................................................ 164,795
Professional ....................................................................................................... 78,931
Accounting services .................................................................................................. 62,265
Printing and postage ................................................................................................. 40,976
Custodian ......................................................................................................... 16,333
Directors and Officer ................................................................................................. 8,601
Transfer agent ...................................................................................................... 5,001
Miscellaneous ...................................................................................................... 6,215
Total expenses excluding interest expense .....................................................................................
2,824,895
Interest expense .................................................................................................... 6
Total expenses .......................................................................................................
2,824,901
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,113)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (383,319)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,439,469
Net investment income ..................................................................................................
5,770,902
REALIZED AND UNREALIZED GAIN (LOSS) $ 41,677,060
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 9,889,077
Investments — affiliated ............................................................................................. 20,028
Foreign currency transactions ......................................................................................... (12,132)
A
9,896,973
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 31,780,704
Investments — affiliated ............................................................................................. (3,289)
Foreign currency translations .......................................................................................... 2,672
A
31,780,087
Net realized and unrealized gain ...........................................................................................
41,677,060
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 47,447,962

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,770,902  $ 4,643,164
Net realized gain .................................................................................. 9,896,973  31,570,244
Net change in unrealized appreciation (depreciation) .......................................................... 31,780,087  (54,102,881)
Net increase (decrease) in net assets resulting from operations ..................................................... 47,447,962  (17,889,473)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (13,735,954) (28,722,009)
  Class II ....................................................................................... —  (354,145)
  Class III ....................................................................................... (3,646,956) (7,411,948)
Decrease in net assets resulting from distributions to shareholders ................................................... (17,382,910) (36,488,102)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (20,717,213) (988,457)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 9,347,839  (55,366,032)
Beginning of year .................................................................................... 309,748,564  365,114,596
End of year ........................................................................................
$ 319,096,403  $ 309,748,564
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
12
BlackRock Basic Value V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 11.75  $ 13.99  $ 13.58  $ 13.75  $ 12.39
Net investment income
(a)
....................................
0.24  0.19  0.20  0.26  0.31
Net realized and unrealized gain (loss) ...........................
1.70  (0.90) 2.68  0.18  2.63
Net increase (decrease) from investment operations ................... 1.94  (0.71) 2.88  0.44  2.94
Distributions
(b)
– – – – –
From net investment income .................................
(0.23) (0.19) (0.20) (0.30) (0.35)
From net realized gain ......................................
(0.52) (1.34) (2.27) (0.31) (1.23)
Total distributions .......................................... (0.75) (1.53) (2.47) (0.61) (1.58)
Net asset value, end of year .................................. $ 12.94  $ 11.75  $ 13.99  $ 13.58  $ 13.75
Total Return
(c)
— — — — —
Based on net asset value ..................................... 16.61% (4.92)% 21.67% 3.43% 23.91%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.86% 0.84% 0.85% 0.87% 0.84%
Total expenses after fees waived and/or reimbursed ...................
0.73% 0.71% 0.72% 0.73% 0.73%
Net investment income ......................................
1.93% 1.44% 1.32% 2.14% 2.20%
Supplemental Data
Net assets, end of year (000) ................................... $ 249,087  $ 243,526  $ 287,095  $ 270,007  $ 288,543
Portfolio turnover rate ........................................ 39% 63% 67% 89% 45%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Basic Value V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 11.61  $ 13.83  $ 13.46  $ 13.62  $ 12.29
Net investment income
(a)
....................................
0.20  0.15  0.16  0.23  0.26
Net realized and unrealized gain (loss) ...........................
1.68  (0.88) 2.65  0.16  2.61
Net increase (decrease) from investment operations ................... 1.88  (0.73) 2.81  0.39  2.87
Distributions
(b)
– – – – –
From net investment income .................................
(0.20) (0.15) (0.17) (0.24) (0.31)
From net realized gain ......................................
(0.52) (1.34) (2.27) (0.31) (1.23)
Total distributions .......................................... (0.72) (1.49) (2.44) (0.55) (1.54)
Net asset value, end of year .................................. $ 12.77  $ 11.61  $ 13.83  $ 13.46  $ 13.62
Total Return
(c)
— — — — —
Based on net asset value ..................................... 16.24% (5.12)% 21.34% 3.13% 23.53%
Ratios to Average Net Assets
(d)
Total expenses ............................................
1.12% 1.11% 1.11% 1.12% 1.13%
Total expenses after fees waived and/or reimbursed ...................
1.01% 0.99% 0.99% 1.01% 1.01%
Net investment income ......................................
1.65% 1.16% 1.04% 1.94% 1.86%
Supplemental Data
Net assets, end of year (000) ................................... $ 70,009  $ 63,262  $ 74,157  $ 33,584  $ 63,378
Portfolio turnover rate ........................................ 39% 63% 67% 89% 45%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders
14
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value
V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
16
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 2,745,691 $ (2,745,691) $ — $ —
BofA Securities, Inc. ............................... 930,045 (930,045) — —
Citigroup Global Markets, Inc. ........................ 10,028,434 (10,028,434) — —
Goldman Sachs & Co. LLC .......................... 10,896,254 (10,896,254) — —
J.P. Morgan Securities LLC .......................... 3,754,138 (3,754,138) — —
Morgan Stanley .................................. 1,239,167 (1,239,167) — —
National Financial Services LLC ....................... 109,332 (109,332) — —
SG Americas Securities LLC ......................... 4,429,619 (4,429,619) — —
State Street Bank & Trust Co. ........................ 1,130,331 (1,130,331) — —
Toronto-Dominion Bank ............................ 94,487 (94,487) — —
$ 35,357,498 $ (35,357,498) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was $2,113.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 1,320
Class III ......................................................................................................... 163,475
$ 164,795
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 458,260 $ 1,700 $ 128,485 $ 588,445
Class I ................................................................................................................
0.06%
Class II ...............................................................................................................
0.08
Class III ...............................................................................................................
0.09
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 312,689
Class II ...................................................................................................... 996
Class III ...................................................................................................... 69,634
$ 383,319
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
18
purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $47,160 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $118,443,382 and $153,896,082, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Basic Value V.I. Fund ................................................................ $ (235) $ 235

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the timing and recognition of partnership income and the characterization of corporate actions.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Basic Value V.I. Fund
Ordinary income ........................................................................................... $ 10,944,531 $ 7,584,203
Long-term capital gains ...................................................................................... 6,438,379 28,903,899
$ 17,382,910 $ 36,488,102
Fund Name
Undistributed
Ordinary
Income
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Basic Value V.I. Fund ............................................................ $ 138,559 $ 22,838,327 $ 22,976,886
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Basic Value V.I. Fund ....................................... $ 333,171,545 $ 39,436,562 $ (17,347,926) $ 22,088,636

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
20
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding as of December 31, 2023.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Basic Value V.I. Fund
Class I
Shares sold .............................................
623,885 $ 7,764,840 644,774 $ 8,730,930
Shares issued in reinvestment of distributions ........................
1,078,977 13,735,954 2,446,283 28,722,009
Shares redeemed .........................................
(3,171,438) (39,544,599) (2,889,874) (38,456,354)
(1,468,576) $ (18,043,805) 201,183 $ (1,003,415)
Class II
(a)
Shares sold .............................................
1,293 $ 15,166 4,168 $ 52,882
Shares issued in reinvestment of distributions ........................
— — 30,276 354,145
Shares redeemed .........................................
(254,390) (3,130,460) (58,720) (762,352)
(253,097) $ (3,115,294) (24,276) $ (355,325)
Class III
Shares sold .............................................
588,496 $ 7,245,289 978,901 $ 13,182,119
Shares issued in reinvestment of distributions ........................
290,338 3,646,956 638,546 7,411,948
Shares redeemed .........................................
(845,327) (10,450,359) (1,527,720) (20,223,784)
33,507 $ 441,886 89,727 $ 370,283
(1,688,166) $ (20,717,213) 266,634 $ (988,457)

Report of Independent Registered Public Accounting Firm
21
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Basic Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Basic Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
22
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
NYRS New York Registered Shares
SPDR Standard & Poor’s Depositary Receipts

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock Capital Appreciation V.I. Fund
Investment Objective
BlackRock Capital Appreciation V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
The Board of Directors of BlackRock Variable Series Funds, Inc. (the “Company”) had previously approved an Agreement and Plan of Reorganization between the Company, on behalf of the Fund, and the Company, on behalf of BlackRock Large Cap Focus Growth V.I. Fund (the “Acquiring Fund”), pursuant to which the Fund will be reorganized into the Acquiring Fund (the “Reorganization”). The Reorganization was originally expected to occur during the fourth quarter of 2023, but has been postponed. Shareholders will be given at least 60 days’ notice in advance of the closing of the Reorganization.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, all of the Fund’s share classes outperformed its benchmark, the Russell 1000
®
Growth Index, and the broad-market S&P
500
®
Index. The following discussion of relative performance pertains to the Russell 1000® Growth Index.
What factors influenced performance?
The largest contributors to the Fund’s relative performance during the period included security selection in the information technology (“IT”) sector along with positioning in consumer staples and industrials. In IT, an overweight position in Nvidia Corporation in the semiconductors and semiconductor equipment industry proved beneficial. In consumer staples a lack of exposure to the beverages sub-sector was additive. Lastly, in industrials, an overweight to the aerospace and defense industry contributed to performance, most notably holdings of TransDigm Group, Inc.
The largest detractors from relative performance included stock selection in the communication services sector along with positioning in the financials sector and the textiles, apparel and luxury goods sub-sector within consumer discretionary. In communication services, security selection in interactive media and services, specifically an underweight position in Meta Platforms, Inc., detracted from relative performance. In the financials sector an overweight position in Visa, Inc. detracted from relative performance. Lastly, an overweight position in Nike, Inc. within textiles, apparel and luxury goods weighed on relative performance.
Describe recent portfolio activity.
During the period, the most notable increase in the Fund’s sector weightings was to IT, particularly within the semiconductors and semiconductor equipment industry.
Exposure to communication services increased as well. Conversely, the Fund's exposure to the healthcare sector decreased the most, due to a reduced allocation to the life sciences tools and services industry. Exposure to the consumer discretionary sector decreased as well.
Describe portfolio positioning at period end.
Relative to its benchmark, the Fund ended the period with its largest overweight positions relative to the benchmark in the financials sector, followed by healthcare and information technology. The Fund’s largest underweight position was in consumer staples, followed by communication services and consumer discretionary.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock Capital Appreciation V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses .
(b)
The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long-term.
(c)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000
®
companies with higher price-to-book ratios and higher
forecasted growth values.
(d)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
............................................................................. 49.00% 16.09% 12.85%
Class III
(b)
............................................................................ 48.59 15.77 12.56
Russell 1000
®
Growth Index ............................................................... 42.68 19.50 14.86
S&P 500
®
Index ........................................................................ 26.29 15.69 12.03
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower .
(b)
Average annual total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock Capital Appreciation V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,114.30 $ 5.33 $ 1,000.00 $ 1,020.16 $ 5.09 1.00%
Class III .................................. 1,000.00 1,113.00 6.71 1,000.00 1,018.85 6.41 1.26
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 45.7%
Health Care ..................................... 13.6
Consumer Discretionary ............................. 13.5
Financials ....................................... 11.2
Communication Services ............................. 9.1
Industrials ....................................... 4.1
Materials ....................................... 1.2
Energy ......................................... 0.8
Real Estate ...................................... 0.6
Short-Term Securities ............................... 0.6
Liabilities in Excess of Other Assets ..................... (0.4)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock Capital Appreciation V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
TransDigm Group, Inc. ............... 3,896 $ 3,941,194
Automobiles — 2.8%
Tesla, Inc.
(a)
....................... 21,561 5,357,477
Broadline Retail — 8.6%
Amazon.com, Inc.
(a)
................. 109,386 16,620,109
Capital Markets — 5.4%
Blackstone, Inc., Class A .............. 20,397 2,670,375
MSCI, Inc. ....................... 7,282 4,119,063
S&P Global, Inc. ................... 8,180 3,603,454
10,392,892
Chemicals — 1.2%
Sherwin-Williams Co. (The) ............ 7,120 2,220,728
Commercial Services & Supplies — 2.1%
Copart, Inc.
(a)
..................... 51,385 2,517,865
Waste Connections, Inc. .............. 10,259 1,531,361
4,049,226
Entertainment — 2.4%
Netflix, Inc.
(a)
...................... 9,577 4,662,850
Financial Services — 5.9%
Mastercard, Inc., Class A .............. 7,891 3,365,591
Visa, Inc., Class A .................. 30,329 7,896,155
11,261,746
Health Care Equipment & Supplies — 4.5%
(a)
Align Technology, Inc. ................ 3,683 1,009,142
Boston Scientific Corp. ............... 31,295 1,809,164
IDEXX Laboratories, Inc. .............. 4,222 2,343,421
Intuitive Surgical, Inc. ................ 10,525 3,550,714
8,712,441
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc. .............. 9,341 4,917,756
Hotels, Restaurants & Leisure — 0.2%
Chipotle Mexican Grill, Inc.
(a)
........... 200 457,392
Interactive Media & Services — 5.8%
(a)
Alphabet, Inc., Class A ............... 59,758 8,347,595
Meta Platforms, Inc., Class A ........... 8,083 2,861,059
11,208,654
IT Services — 1.8%
(a)
MongoDB, Inc., Class A .............. 2,416 987,781
Shopify, Inc., Class A ................ 31,362 2,443,100
3,430,881
Life Sciences Tools & Services — 2.9%
Danaher Corp. .................... 11,881 2,748,551
Thermo Fisher Scientific, Inc. ........... 5,403 2,867,858
5,616,409
Oil, Gas & Consumable Fuels — 0.8%
Cheniere Energy, Inc. ................ 8,507 1,452,230
Pharmaceuticals — 3.6%
Eli Lilly & Co. ..................... 9,014 5,254,441
Zoetis, Inc., Class A ................. 8,574 1,692,250
6,946,691
Real Estate Management & Development — 0.6%
CoStar Group, Inc.
(a)
................. 13,744 1,201,088
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 14.6%
ASML Holding NV (Registered), ADR ..... 7,854 $ 5,944,849
Broadcom, Inc. .................... 6,635 7,406,319
KLA Corp. ........................ 4,546 2,642,590
NVIDIA Corp. ..................... 24,499 12,132,395
28,126,153
Software — 20.7%
Cadence Design Systems, Inc.
(a)
........ 14,556 3,964,618
Intuit, Inc. ........................ 13,713 8,571,036
Microsoft Corp. .................... 49,076 18,454,538
Palo Alto Networks, Inc.
(a)
............. 8,779 2,588,751
Roper Technologies, Inc. .............. 5,771 3,146,176
ServiceNow, Inc.
(a)
.................. 4,379 3,093,720
39,818,839
Specialty Retail — 0.6%
Ross Stores, Inc. ................... 8,133 1,125,526
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc. ....................... 85,979 16,553,537
Textiles, Apparel & Luxury Goods — 1.3%
LVMH Moet Hennessy Louis Vuitton SE .... 3,092 2,512,365
Total Common Stocks — 99.0%
(Cost: $125,485,452) ............................. 190,586,184
Preferred Securities
Preferred Stocks — 0.8%
IT Services — 0.8%
ByteDance Ltd., Series E-1, (Acquired 11/11/20,
cost $1,061,774)
(a)(b)(c)
.............. 9,690 1,581,376
Total Preferred Securities — 0.8%
(Cost: $1,061,774) .............................. 1,581,376
Total Long-Term Investments — 99.8%
(Cost: $126,547,226) ............................. 192,167,560
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26%
(d)(e)
................. 1,152,059 1,152,059
Total Short-Term Securities — 0.6%
(Cost: $1,152,059) .............................. 1,152,059
Total Investments — 100.4%
(Cost: $127,699,285 ) ............................. 193,319,619
Liabilities in Excess of Other Assets — (0.4)% ............ (696,020)
Net Assets — 100.0% ..............................
$ 192,623,599

Schedule of Investments
(continued)
December 31, 2023
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
7
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,581,376, representing 0.82% of its net assets as of period end, and an original cost of $1,061,774.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 411,048 $ 741,011
(a)
$ — $ — $ — $ 1,152,059 1,152,059 $ 16,956 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ 577,041 — (577,817)
(a)
776 — — — 8,719
(c)
—
$ 776 $ — $ 1,152,059 $ 25,675 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Capital Appreciation V.I. Fund
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,941,194 $ — $ — $ 3,941,194
Automobiles .......................................... 5,357,477 — — 5,357,477
Broadline Retail ........................................ 16,620,109 — — 16,620,109
Capital Markets ........................................ 10,392,892 — — 10,392,892
Chemicals ............................................ 2,220,728 — — 2,220,728
Commercial Services & Supplies ............................. 4,049,226 — — 4,049,226
Entertainment ......................................... 4,662,850 — — 4,662,850
Financial Services ...................................... 11,261,746 — — 11,261,746
Health Care Equipment & Supplies ........................... 8,712,441 — — 8,712,441
Health Care Providers & Services ............................ 4,917,756 — — 4,917,756
Hotels, Restaurants & Leisure .............................. 457,392 — — 457,392
Interactive Media & Services ............................... 11,208,654 — — 11,208,654
IT Services ........................................... 3,430,881 — — 3,430,881
Life Sciences Tools & Services .............................. 5,616,409 — — 5,616,409
Oil, Gas & Consumable Fuels ............................... 1,452,230 — — 1,452,230
Pharmaceuticals ....................................... 6,946,691 — — 6,946,691
Real Estate Management & Development ....................... 1,201,088 — — 1,201,088
Semiconductors & Semiconductor Equipment .................... 28,126,153 — — 28,126,153
Software ............................................. 39,818,839 — — 39,818,839
Specialty Retail ........................................ 1,125,526 — — 1,125,526
Technology Hardware, Storage & Peripherals .................... 16,553,537 — — 16,553,537
Textiles, Apparel & Luxury Goods ............................ — 2,512,365 — 2,512,365
Preferred Securities ....................................... — — 1,581,376 1,581,376
Short-Term Securities
Money Market Funds ...................................... 1,152,059 — — 1,152,059
$ 189,225,878 $ 2,512,365 $ 1,581,376 $ 193,319,619

Schedule of Investments
(continued)
December 31, 2023
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
9
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 ................................................................................... $ 1,596,979 $ 1,596,979
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized depreciation
(a)(b)
..................................................................................... (15,603) (15,603)
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of December 31, 2023 ....................................................................................
$ 1,581,376 $ 1,581,376
Net change in unrealized depreciation on investments still held at December 31, 2023
(b)
.......................................................
$ (15,603) $ (15,603)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities

December 31, 2023
2023
BlackRock Annual Report to Shareholders
10
BlackRock
Capital
Appreciation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 192,167,560
Investments, at value — affiliated
(b)
.......................................................................................... 1,152,059
Receivables: –
Capital shares sold ................................................................................................... 33,162
Dividends — unaffiliated ............................................................................................... 7,348
Dividends — affiliated ................................................................................................. 4,491
Other assets ......................................................................................................... 1,811
Total assets .........................................................................................................
193,366,431
LIABILITIES
Bank overdraft ........................................................................................................ 57,889
Payables: –
Capital shares redeemed ............................................................................................... 363,408
Distribution fees ..................................................................................................... 18,866
Investment advisory fees .............................................................................................. 104,272
Directors' and Officer's fees ............................................................................................. 1,381
Professional fees .................................................................................................... 40,471
Reorganization costs ................................................................................................. 8,467
Transfer agent fees .................................................................................................. 105,128
Other accrued expenses ............................................................................................... 42,950
Total liabilities ........................................................................................................
742,832
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 192,623,599
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 124,935,896
Accumulated earnings .................................................................................................. 67,687,703
NET ASSETS ........................................................................................................
$ 192,623,599
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 126,547,226
(b)
  Investments, at cost — affiliated ................................................................................... $ 1,152,059
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
11
Financial Statements
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 122,511,131
Shares outstanding ..................................................................................................
14,418,474
Net asset value .....................................................................................................
$ 8.50
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 70,112,468
Shares outstanding ..................................................................................................
8,646,272
Net asset value .....................................................................................................
$ 8.11
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2023
2023
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,235,385
Dividends — affiliated ................................................................................................. 16,956
Interest — unaffiliated ................................................................................................. 2
Securities lending income — affiliated — net ................................................................................. 8,719
Foreign taxes withheld ................................................................................................ (27,706)
Total investment income .................................................................................................
1,233,356
EXPENSES
Investment advisory .................................................................................................. 1,152,659
Transfer agent — class specific .......................................................................................... 345,252
Reorganization ..................................................................................................... 180,500
Distribution — class specific ............................................................................................ 161,342
Professional ....................................................................................................... 58,729
Accounting services .................................................................................................. 54,261
Custodian ......................................................................................................... 15,199
Printing and postage ................................................................................................. 10,899
Directors and Officer ................................................................................................. 8,853
Transfer agent ...................................................................................................... 5,880
Miscellaneous ...................................................................................................... 7,028
Total expenses excluding interest expense .....................................................................................
2,000,602
Interest expense .................................................................................................... 625
Total expenses .......................................................................................................
2,001,227
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (251)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (217,391)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,783,585
Net investment loss ....................................................................................................
(550,229)
REALIZED AND UNREALIZED GAIN (LOSS) $ 70,577,340
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 12,476,241
Investments — affiliated ............................................................................................. 776
Foreign currency transactions ......................................................................................... (2,019)
A
12,474,998
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 58,102,160
Foreign currency translations .......................................................................................... 182
A
58,102,342
Net realized and unrealized gain ...........................................................................................
70,577,340
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 70,027,111

Statements of Changes in Net Assets
13
Financial Statements
BlackRock Capital Appreciation V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (550,229) $ (322,330)
Net realized gain .................................................................................. 12,474,998  3,493,410
Net change in unrealized appreciation (depreciation) .......................................................... 58,102,342  (98,580,536)
Net increase (decrease) in net assets resulting from operations ..................................................... 70,027,111  (95,409,456)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (6,039,329) (5,657,960)
  Class III ....................................................................................... (3,508,490) (3,389,500)
Decrease in net assets resulting from distributions to shareholders ................................................... (9,547,819) (9,047,460)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (26,794,249) 9,828,889
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 33,685,043  (94,628,027)
Beginning of year .................................................................................... 158,938,556  253,566,583
End of year ........................................................................................
$ 192,623,599  $ 158,938,556
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
14
BlackRock Capital Appreciation V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 6.02  $ 10.19  $ 10.35  $ 7.99  $ 7.25
Net investment loss
(a)
.....................................
(0.02) (0.01) (0.04) (0.03) (0.02)
Net realized and unrealized gain (loss) ..........................
2.95  (3.81) 2.16  3.36  2.31
Net increase (decrease) from investment operations .................. 2.93  (3.82) 2.12  3.33  2.29
Distributions from net realized gain
(b)
........................... (0.45) (0.35) (2.28) (0.97) (1.55)
Net asset value, end of year ................................. $ 8.50  $ 6.02  $ 10.19  $ 10.35  $ 7.99
Total Return
(c)
— — — — —
Based on net asset value .................................... 49.00% (37.64)% 21.16% 41.91% 31.99%
Ratios to Average Net Assets
(d)
Total expenses ...........................................
1.04%
(e)
0.93% 0.92% 0.95% 0.93%
Total expenses after fees waived and/or reimbursed ..................
0.91%
(e)
0.80% 0.79% 0.82% 0.80%
Net investment loss ........................................
(0.22)% (0.08)% (0.35)% (0.33)% (0.20)%
Supplemental Data
Net assets, end of year (000) .................................. $ 122,511  $ 100,146  $ 170,539  $ 162,334  $ 135,871
Portfolio turnover rate ....................................... 22% 66% 42% 37% 43%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed, would have been 0.94% and 0.81%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Capital Appreciation V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 5.76  $ 9.80  $ 10.05  $ 7.80  $ 7.13
Net investment loss
(a)
.....................................
(0.03) (0.02) (0.07) (0.05) (0.04)
Net realized and unrealized gain (loss) ..........................
2.81  (3.67) 2.10  3.27  2.26
Net increase (decrease) from investment operations .................. 2.78  (3.69) 2.03  3.22  2.22
Distributions from net realized gain
(b)
........................... (0.43) (0.35) (2.28) (0.97) (1.55)
Net asset value, end of year ................................. $ 8.11  $ 5.76  $ 9.80  $ 10.05  $ 7.80
Total Return
(c)
— — — — —
Based on net asset value .................................... 48.59% (37.81)% 20.89% 41.52% 31.55%
Ratios to Average Net Assets
(d)
Total expenses ...........................................
1.29%
(e)
1.18% 1.17% 1.19% 1.17%
Total expenses after fees waived and/or reimbursed ..................
1.17%
(e)
1.06% 1.05% 1.08% 1.05%
Net investment loss ........................................
(0.47)% (0.34)% (0.61)% (0.59)% (0.47)%
Supplemental Data
Net assets, end of year (000) .................................. $ 70,112  $ 58,793  $ 83,028  $ 73,627  $ 64,102
Portfolio turnover rate ....................................... 22% 66% 42% 37% 43%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed, would have been 1.19% and 1.07%, respectively.
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
The Board of Directors of the Company had previously approved an Agreement and Plan of Reorganization between the Company, on behalf of the Fund, and the
Company, on behalf of BlackRock Large Cap Focus Growth V.I. Fund (the “Acquiring Fund”), pursuant to which the Fund will be reorganized into the Acquiring Fund (the
“Reorganization”). The Reorganization was originally expected to occur during the fourth quarter of 2023, but has been postponed. Shareholders will be given at least 60 days’ notice in advance of the closing of the Reorganization.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
18
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the class specific distribution fees borne directly by Class III were $161,342.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was $251.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year December 31, 2023, class specific expense waivers and/or reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 216,525 $ 128,727 $ 345,252
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.08
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 13 7 , 568
Class III ...................................................................................................... 7 7 , 097
$ 21 4 , 665
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
20
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $1,819 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $39,518,247 and $75,624,386, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 1 ,587
Class III ...................................................................................................... 1 , 139
$ 2, 726
Purchases ............................................................................................................... $ 727,149
Sales ................................................................................................................... —
Net Realized Gain .......................................................................................................... —

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Capital Appreciation V.I. Fund ........................................................... $ (180,500) $ 180,500
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Capital Appreciation V.I. Fund
Ordinary income ........................................................................................... $ 1,479,451 $ —
Long-term capital gains ...................................................................................... 8,068,368 9,047,460
$ 9,547,819 $ 9,047,460
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Capital Appreciation V.I. Fund ......................................... $ 565,401 $ 1,668,424 $ 65,453,878 $ 67,687,703
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Capital Appreciation V.I. Fund ................................. $ 127,865,994 $ 66,118,705 $ (665,080) $ 65,453,625

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
22
market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
Software ........................................................................................................... 20.7%
Semiconductors & Semiconductor Equipment ................................................................................... 14.6
Broadline Retail ....................................................................................................... 8.6
Technology Hardware, Storage & Peripherals ................................................................................... 8.6
Financial Services ..................................................................................................... 5.9
Interactive Media & Services .............................................................................................. 5.8
Capital Markets ....................................................................................................... 5.4
Other
(a)
............................................................................................................. 30. 4
(a)
All other industries held were less than 5% of long-term investments.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Capital Appreciation V.I. Fund
Class I
Shares sold .............................................
564,218 $ 4,560,452 1,533,900 $ 11,079,783
Shares issued in reinvestment of distributions ........................
749,296 6,039,329 887,440 5,657,960
Shares redeemed .........................................
(3,541,692) (26,676,668) (2,511,021) (18,834,079)
(2,228,178) $ (16,076,887) (89,681) $ (2,096,336)
Class III
Shares sold .............................................
703,422 $ 5,053,408 1,981,322 $ 14,198,683
Shares issued in reinvestment of distributions ........................
456,241 3,508,490 555,215 3,389,500
Shares redeemed .........................................
(2,726,773) (19,279,260) (796,676) (5,662,958)
(1,567,110) $ (10,717,362) 1,739,861 $ 11,925,225
(3,795,288) $ (26,794,249) 1,650,180 $ 9,828,889

Report of Independent Registered Public Accounting Firm
2023
BlackRock Annual Report to Shareholders
24
To the Shareholders of BlackRock Capital Appreciation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Capital Appreciation V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
25
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock Equity Dividend V.I. Fund
Investment Objective
BlackRock Equity Dividend V.I. Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund outperformed its benchmark, the Russell 1000
®
Value Index. For the same period the Fund underperformed
the broad-market S&P 500
®
Index. The following discussion of relative performance pertains to the Russell 1000
®
Value Index.
What factors influenced performance?
The global equity markets produced robust returns in 2023 thanks to stronger-than-expected economic growth and a more favorable outlook for central bank policy. Dividend-
paying stocks, while posting gains, lagged the broader market at a time in which investors displayed a preference for faster-growing companies.
Stock selection in the healthcare sector, particularly in the pharmaceuticals industry, was the key driver of the Fund’s relative outperformance. Energy was another strong contributor behind stock selection in the oil, gas, and consumable fuels sub-sector. Stock selection in financials and utilities contributed, as well.
Stock selection in communication services was the largest detractor during the reporting period, with an underweight allocation to interactive media and services weighing on results. Similarly, stock selection in consumer staples—particularly in the consumer staples distribution and retail sub-sector—was another notable detractor. Selection in materials and industrials also detracted modestly.
Describe recent portfolio activity.
In absolute terms, the Fund’s largest sector allocations were in financials, healthcare and industrials.
The Fund’s allocations to the industrials and financials sectors increased in 2023 due to a combination of portfolio trading activity and market price changes. The Fund’s weightings in information technology and healthcare decreased. As always, the strategy invests primarily in dividend paying companies and seeks to deliver capital appreciation and current income over time.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund’s largest overweights were in the healthcare, financials and consumer discretionary sectors. Its largest underweights were in real estate, industrials and information technology.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock Equity Dividend V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.
(c)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
(d)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. 12.24% 11.54% 9.00%
Class III
(b)
............................................................................. 11.99 11.27 8.73
Russell 1000
®
Value Index ................................................................. 11.46 10.91 8.40
S&P 500
®
Index ........................................................................ 26.29 15.69 12.03
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock Equity Dividend V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,056.20 $ 3.47 $ 1,000.00 $ 1,021.83 $ 3.41 0.67%
Class III .................................. 1,000.00 1,055.40 4.77 1,000.00 1,020.57 4.69 0.92
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Financials ....................................... 24.8%
Health Care ..................................... 17.9
Industrials ....................................... 11.1
Consumer Staples ................................. 8.6
Energy ......................................... 7.9
Information Technology .............................. 7.2
Consumer Discretionary ............................. 6.0
Communication Services ............................. 5.3
Utilities ......................................... 3.8
Materials ....................................... 2.5
Real Estate ...................................... 0.8
Short-Term Securities ............................... 13.8
Liabilities in Excess of Other Assets ..................... (9.7)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock Equity Dividend V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.5%
L3Harris Technologies, Inc. ............ 33,766 $ 7,111,795
RTX Corp.
(a)
...................... 50,581 4,255,885
11,367,680
Automobile Components — 0.4%
Lear Corp.
(a)
...................... 8,824 1,246,037
Automobiles — 2.1%
General Motors Co. ................. 187,085 6,720,093
Banks — 10.5%
Bank of America Corp. ............... 59,020 1,987,203
Citigroup, Inc. ..................... 179,992 9,258,789
Citizens Financial Group, Inc. .......... 67,698 2,243,512
First Citizens BancShares, Inc., Class A .... 4,396 6,237,792
JPMorgan Chase & Co. .............. 23,121 3,932,882
Wells Fargo & Co. .................. 201,806 9,932,891
33,593,069
Beverages — 0.8%
Constellation Brands, Inc., Class A ....... 7,595 1,836,091
Keurig Dr Pepper, Inc. ............... 23,880 795,682
2,631,773
Building Products — 0.7%
Allegion plc ....................... 18,146 2,298,917
Capital Markets — 3.7%
Carlyle Group, Inc. (The)
(a)
............. 74,084 3,014,478
Goldman Sachs Group, Inc. (The) ....... 6,056 2,336,223
Intercontinental Exchange, Inc. ......... 14,004 1,798,534
Raymond James Financial, Inc.
(a)
........ 24,889 2,775,124
UBS Group AG (Registered) ........... 57,911 1,798,807
11,723,166
Chemicals — 1.1%
International Flavors & Fragrances, Inc. .... 23,828 1,929,353
PPG Industries, Inc. ................. 11,154 1,668,081
3,597,434
Communications Equipment — 1.9%
Cisco Systems, Inc. ................. 118,315 5,977,274
Consumer Finance — 0.5%
American Express Co. ............... 9,120 1,708,541
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp. ................ 43,776 5,951,347
Containers & Packaging — 1.4%
Sealed Air Corp. ................... 123,715 4,518,072
Diversified Telecommunication Services — 2.2%
AT&T, Inc. ........................ 143,875 2,414,222
Verizon Communications, Inc. .......... 124,771 4,703,867
7,118,089
Electric Utilities — 2.6%
American Electric Power Co., Inc. ........ 40,660 3,302,405
Exelon Corp. ...................... 43,789 1,572,025
NextEra Energy, Inc. ................ 12,590 764,717
PG&E Corp. ...................... 140,606 2,535,126
8,174,273
Entertainment — 0.1%
Walt Disney Co. (The)
(b)
.............. 3,559 321,342
Security
Shares
Shares Value
Financial Services — 3.8%
Equitable Holdings, Inc. .............. 40,273 $ 1,341,091
Fidelity National Information Services, Inc. .. 103,940 6,243,676
Visa, Inc., Class A
(a)
................. 17,361 4,519,936
12,104,703
Food Products — 2.3%
Kraft Heinz Co. (The) ................ 201,604 7,455,316
Ground Transportation — 0.5%
Union Pacific Corp.
(a)
................ 7,009 1,721,551
Health Care Equipment & Supplies — 4.7%
Baxter International, Inc. .............. 149,632 5,784,773
Koninklijke Philips NV
(b)
............... 156,923 3,672,348
Medtronic plc ..................... 69,195 5,700,284
15,157,405
Health Care Providers & Services — 7.9%
Cardinal Health, Inc. ................. 48,931 4,932,245
Cencora, Inc. ..................... 8,141 1,671,999
Cigna Group (The) .................. 13,941 4,174,632
CVS Health Corp. .................. 12,224 965,207
Elevance Health, Inc. ................ 12,823 6,046,814
Humana, Inc. ..................... 3,642 1,667,344
Laboratory Corp. of America Holdings ..... 25,355 5,762,938
25,221,179
Household Durables — 2.1%
Newell Brands, Inc.
(a)
................ 123,699 1,073,707
Panasonic Holdings Corp. ............. 227,500 2,240,324
Sony Group Corp. .................. 34,600 3,274,299
6,588,330
Industrial Conglomerates — 0.5%
Siemens AG (Registered) ............. 7,674 1,439,714
Insurance — 6.2%
American International Group, Inc.
(a)
...... 120,195 8,143,211
Fidelity National Financial, Inc., Class A
(a)
... 84,448 4,308,537
First American Financial Corp. .......... 5,288 340,759
Prudential plc ..................... 131,147 1,479,691
Willis Towers Watson plc .............. 23,264 5,611,277
19,883,475
IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A 54,322 4,102,941
Leisure Products — 0.3%
Hasbro, Inc.
(a)
..................... 19,871 1,014,613
Life Sciences Tools & Services — 0.7%
Fortrea Holdings, Inc.
(a)(b)
.............. 37,301 1,301,805
Thermo Fisher Scientific, Inc. ........... 1,570 833,340
2,135,145
Machinery — 1.2%
CNH Industrial NV .................. 148,257 1,805,770
Fortive Corp. ...................... 11,100 817,293
Komatsu Ltd. ..................... 52,900 1,376,635
3,999,698
Media — 2.5%
Comcast Corp., Class A .............. 138,408 6,069,191
Fox Corp., Class A
(a)
................. 70,189 2,082,507
8,151,698

Schedule of Investments
(continued)
December 31, 2023
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities — 1.3%
Public Service Enterprise Group, Inc. ..... 22,258 $ 1,361,077
Sempra
(a)
........................ 37,554 2,806,410
4,167,487
Oil, Gas & Consumable Fuels — 7.9%
BP plc .......................... 1,150,555 6,820,573
Chevron Corp. ..................... 11,775 1,756,359
Enterprise Products Partners LP
(a)
....... 194,446 5,123,652
Shell plc ......................... 253,124 8,285,784
Suncor Energy, Inc. ................. 100,666 3,225,338
25,211,706
Personal Care Products — 1.8%
Unilever plc, ADR
(a)
................. 119,255 5,781,482
Pharmaceuticals — 4.7%
AstraZeneca plc ................... 17,770 2,396,994
Bayer AG (Registered) ............... 74,072 2,748,362
Eli Lilly & Co. ..................... 3,401 1,982,511
Novo Nordisk A/S, ADR
(a)
............. 14,616 1,512,025
Pfizer, Inc. ....................... 27,290 785,679
Sanofi SA ........................ 56,442 5,608,797
15,034,368
Professional Services — 4.6%
Leidos Holdings, Inc. ................ 66,053 7,149,577
Robert Half, Inc. ................... 10,049 883,508
SS&C Technologies Holdings, Inc. ....... 107,680 6,580,325
14,613,410
Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp. ....................... 22,923 1,151,881
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 16,825 1,749,800
2,901,681
Software — 1.3%
Microsoft Corp. .................... 10,997 4,135,312
Specialized REITs — 0.8%
American Tower Corp. ............... 4,155 896,982
Crown Castle, Inc.
(a)
................. 14,817 1,706,770
2,603,752
Specialty Retail — 0.6%
Ross Stores, Inc. ................... 14,650 2,027,414
Technology Hardware, Storage & Peripherals — 1.8%
Samsung Electronics Co. Ltd., GDR
(c)(d)
.... 3,962 5,924,543
5,924,543
Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp., Class A
(a)
.......... 9,774 1,409,411
Tapestry, Inc. ...................... 9,300 342,333
1,751,744
Tobacco — 1.4%
British American Tobacco plc, ADR
(a)
...... 147,898 4,331,932
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B .... 29,760 1,393,165
Total Common Stocks — 95.4%
(Cost: $286,200,131) ............................. 305,800,871
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.5%
Household Products — 0.5%
Henkel AG & Co. KGaA (Preference) ...... 19,303 $ 1,552,773
Total Preferred Securities — 0.5%
(Cost: $1,519,218) .............................. 1,552,773
Total Long-Term Investments — 95.9%
(Cost: $287,719,349) ............................. 307,353,644
Short-Term Securities
Money Market Funds — 13.8%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 13,355,564 13,355,564
SL Liquidity Series, LLC, Money Market Series,
5.58%
(g)
....................... 31,035,244 31,047,658
Total Short-Term Securities — 13.8%
(Cost: $44,404,052) .............................. 44,403,222
Total Investments — 109.7%
(Cost: $332,123,401 ) ............................. 351,756,866
Liabilities in Excess of Other Assets — (9.7)% ............ (31,108,609)
Net Assets — 100.0% ..............................
$ 320,648,257

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Equity Dividend V.I. Fund
8
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 15,577,964 $ — $ (2,222,400)
(a)
$ — $ — $ 13,355,564 13,355,564 $ 682,962 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 25,605,216 5,433,247
(a)
— 13,025 (3,830) 31,047,658 31,035,244 52,531
(b)
—
$ 13,025 $ (3,830) $ 44,403,222 $ 735,493 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
9
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 11,367,680 $ — $ — $ 11,367,680
Automobile Components .................................. 1,246,037 — — 1,246,037
Automobiles .......................................... 6,720,093 — — 6,720,093
Banks ............................................... 33,593,069 — — 33,593,069
Beverages ........................................... 2,631,773 — — 2,631,773
Building Products ....................................... 2,298,917 — — 2,298,917
Capital Markets ........................................ 9,924,359 1,798,807 — 11,723,166
Chemicals ............................................ 3,597,434 — — 3,597,434
Communications Equipment ................................ 5,977,274 — — 5,977,274
Consumer Finance ...................................... 1,708,541 — — 1,708,541
Consumer Staples Distribution & Retail ........................ 5,951,347 — — 5,951,347
Containers & Packaging .................................. 4,518,072 — — 4,518,072
Diversified Telecommunication Services ........................ 7,118,089 — — 7,118,089
Electric Utilities ........................................ 8,174,273 — — 8,174,273
Entertainment ......................................... 321,342 — — 321,342
Financial Services ...................................... 12,104,703 — — 12,104,703
Food Products ......................................... 7,455,316 — — 7,455,316
Ground Transportation ................................... 1,721,551 — — 1,721,551
Health Care Equipment & Supplies ........................... 11,485,057 3,672,348 — 15,157,405
Health Care Providers & Services ............................ 25,221,179 — — 25,221,179
Household Durables ..................................... 1,073,707 5,514,623 — 6,588,330
Industrial Conglomerates .................................. — 1,439,714 — 1,439,714
Insurance ............................................ 18,403,784 1,479,691 — 19,883,475
IT Services ........................................... 4,102,941 — — 4,102,941
Leisure Products ....................................... 1,014,613 — — 1,014,613
Life Sciences Tools & Services .............................. 2,135,145 — — 2,135,145
Machinery ............................................ 2,623,063 1,376,635 — 3,999,698
Media ............................................... 8,151,698 — — 8,151,698
Multi-Utilities .......................................... 4,167,487 — — 4,167,487
Oil, Gas & Consumable Fuels ............................... 10,105,349 15,106,357 — 25,211,706
Personal Care Products .................................. 5,781,482 — — 5,781,482
Pharmaceuticals ....................................... 4,280,215 10,754,153 — 15,034,368
Professional Services .................................... 14,613,410 — — 14,613,410
Semiconductors & Semiconductor Equipment .................... 2,901,681 — — 2,901,681
Software ............................................. 4,135,312 — — 4,135,312
Specialized REITs ...................................... 2,603,752 — — 2,603,752
Specialty Retail ........................................ 2,027,414 — — 2,027,414
Technology Hardware, Storage & Peripherals .................... — 5,924,543 — 5,924,543
Textiles, Apparel & Luxury Goods ............................ 1,751,744 — — 1,751,744
Tobacco ............................................. 4,331,932 — — 4,331,932
Wireless Telecommunication Services ......................... 1,393,165 — — 1,393,165
Preferred Securities ....................................... — 1,552,773 — 1,552,773
Short-Term Securities
Money Market Funds ...................................... 13,355,564 — — 13,355,564
$ 272,089,564 $ 48,619,644 $ — $ 320,709,208
Investments valued at NAV
(a)
...................................... 31,047,658
$ 351,756,866
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities

December 31, 2023
2023
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 307,353,644
Investments, at value — affiliated
(c)
.......................................................................................... 44,403,222
Cash ............................................................................................................. 661
Foreign currency, at value
(d)
............................................................................................... 10,279
Receivables: –
Securities lending income — affiliated ...................................................................................... 6,449
Capital shares sold ................................................................................................... 72,593
Dividends — unaffiliated ............................................................................................... 378,479
Dividends — affiliated ................................................................................................. 58,808
Prepaid expenses ..................................................................................................... 2,093
Total assets .........................................................................................................
352,286,228
LIABILITIES
Collateral on securities loaned ............................................................................................. 31,047,899
Payables: –
Capital shares redeemed ............................................................................................... 123,514
Distribution fees ..................................................................................................... 54,088
Investment advisory fees .............................................................................................. 159,343
Directors' and Officer's fees ............................................................................................. 151
Professional fees .................................................................................................... 32,280
Transfer agent fees .................................................................................................. 171,315
Other accrued expenses ............................................................................................... 49,381
Total liabilities ........................................................................................................
31,637,971
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 320,648,257
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 298,646,589
Accumulated earnings .................................................................................................. 22,001,668
NET ASSETS ........................................................................................................
$ 320,648,257
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 287,719,349
(b)
  Securities loaned, at value ...................................................................................... $ 30,364,910
(c)
  Investments, at cost — affiliated ................................................................................... $ 44,404,052
(d)
  Foreign currency, at cost ....................................................................................... $ 10,327

Statement of Assets and Liabilities
(continued)
December 31, 2023
11
Financial Statements
BlackRock
Equity Dividend
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 46,763,913
Shares outstanding ..................................................................................................
4,397,934
Net asset value .....................................................................................................
$ 10.63
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 273,884,344
Shares outstanding ..................................................................................................
25,837,314
Net asset value .....................................................................................................
$ 10.60
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
See notes to financial statements.

Statement of Operations

Year Ended December 31, 2023
2023
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 8,452,989
Dividends — affiliated ................................................................................................. 682,962
Interest — unaffiliated ................................................................................................. 126
Securities lending income — affiliated — net ................................................................................. 52,531
Foreign taxes withheld ................................................................................................ (145,637)
Total investment income .................................................................................................
9,042,971
EXPENSES
Investment advisory .................................................................................................. 1,900,013
Distribution — class specific ............................................................................................ 689,350
Transfer agent — class specific .......................................................................................... 619,260
Professional ....................................................................................................... 71,098
Accounting services .................................................................................................. 61,275
Custodian ......................................................................................................... 28,706
Printing and postage ................................................................................................. 17,524
Directors and Officer ................................................................................................. 8,726
Transfer agent ...................................................................................................... 5,668
Miscellaneous ...................................................................................................... 6,318
Total expenses .......................................................................................................
3,407,938
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (10,297)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (619,260)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,778,381
Net investment income ..................................................................................................
6,264,590
REALIZED AND UNREALIZED GAIN (LOSS) $ 29,945,613
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 15,630,538
Investments — affiliated ............................................................................................. 13,025
Foreign currency transactions ......................................................................................... (8)
A
15,643,555
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 14,305,696
Investments — affiliated ............................................................................................. (3,830)
Foreign currency translations .......................................................................................... 192
A
14,302,058
Net realized and unrealized gain ...........................................................................................
29,945,613
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 36,210,203

Statements of Changes in Net Assets
13
Financial Statements
BlackRock Equity Dividend V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 6,264,590  $ 5,371,966
Net realized gain .................................................................................. 15,643,555  37,325,462
Net change in unrealized appreciation (depreciation) .......................................................... 14,302,058  (57,445,767)
Net increase (decrease) in net assets resulting from operations ..................................................... 36,210,203  (14,748,339)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (3,019,357) (5,512,167)
  Class III ....................................................................................... (17,942,589) (38,920,964)
Decrease in net assets resulting from distributions to shareholders ................................................... (20,961,946) (44,433,131)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (27,942,681) 22,037,219
NET ASSETS
Total decrease in net assets ............................................................................ (12,694,424) (37,144,251)
Beginning of year .................................................................................... 333,342,681  370,486,932
End of year ........................................................................................
$ 320,648,257  $ 333,342,681
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
14
BlackRock Equity Dividend V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 10.15  $ 12.17  $ 11.68  $ 11.90  $ 10.17
Net investment income
(a)
....................................
0.23  0.20  0.21  0.22  0.25
Net realized and unrealized gain (loss) ...........................
0.98  (0.69) 2.15  0.20  2.53
Net increase (decrease) from investment operations ................... 1.21  (0.49) 2.36  0.42  2.78
Distributions
(b)
– – – – –
From net investment income .................................
(0.21) (0.20) (0.20) (0.24) (0.24)
From net realized gain ......................................
(0.52) (1.33) (1.67) (0.40) (0.81)
Total distributions .......................................... (0.73) (1.53) (1.87) (0.64) (1.05)
Net asset value, end of year .................................. $ 10.63  $ 10.15  $ 12.17  $ 11.68  $ 11.90
Total Return
(c)
— — — — —
Based on net asset value ..................................... 12.24% (3.85)% 20.54% 3.91% 27.71%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.85% 0.86% 0.86% 0.85% 0.86%
Total expenses after fees waived and/or reimbursed ...................
0.66% 0.65% 0.65% 0.65% 0.65%
Net investment income ......................................
2.19% 1.77% 1.59% 2.08% 2.17%
Supplemental Data
Net assets, end of year (000) ................................... $ 46,764  $ 41,534  $ 39,837  $ 31,361  $ 33,881
Portfolio turnover rate ........................................ 42% 54% 42% 51% 45%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Equity Dividend V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 10.12  $ 12.14  $ 11.65  $ 11.88  $ 10.15
Net investment income
(a)
....................................
0.20  0.18  0.18  0.19  0.22
Net realized and unrealized gain (loss) ...........................
0.99  (0.70) 2.15  0.19  2.53
Net increase (decrease) from investment operations ................... 1.19  (0.52) 2.33  0.38  2.75
Distributions
(b)
– – – – –
From net investment income .................................
(0.19) (0.17) (0.17) (0.21) (0.21)
From net realized gain ......................................
(0.52) (1.33) (1.67) (0.40) (0.81)
Total distributions .......................................... (0.71) (1.50) (1.84) (0.61) (1.02)
Net asset value, end of year .................................. $ 10.60  $ 10.12  $ 12.14  $ 11.65  $ 11.88
Total Return
(c)
— — — — —
Based on net asset value ..................................... 11.99% (4.10)% 20.30% 3.57% 27.46%
Ratios to Average Net Assets
(d)
Total expenses ............................................
1.11% 1.11% 1.11% 1.11% 1.12%
Total expenses after fees waived and/or reimbursed ...................
0.91% 0.90% 0.90% 0.90% 0.90%
Net investment income ......................................
1.95% 1.52% 1.36% 1.83% 1.91%
Supplemental Data
Net assets, end of year (000) ................................... $ 273,884  $ 291,809  $ 330,650  $ 310,222  $ 306,365
Portfolio turnover rate ........................................ 42% 54% 42% 51% 45%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity
Dividend V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
18
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 3,771,690 $ (3,771,690) $ — $ —
Citigroup Global Markets, Inc. ........................ 4,399,591 (4,399,591) — —
Goldman Sachs & Co. LLC .......................... 13,344,324 (13,344,324) — —
J.P. Morgan Securities LLC .......................... 5,643,537 (5,643,537) — —
Morgan Stanley .................................. 3,205,768 (3,205,768) — —
$ 30,364,910 $ (30,364,910) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
For the year ended December 31, 2023, the class specific distribution fees borne directly by Class III were $689,350.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was $10,297.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager – class specific in the Statement of Operations. For the year ended December 31, 2023 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 76,012 $ 543,248 $ 619,260
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 76,012
Class III ...................................................................................................... 543,248
$ 619,260
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
20
an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $11,368 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $127,383,014 and $167,833,644, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the timing and recognition of partnership income and the characterization of corporate actions.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Equity Dividend V.I. Fund
Ordinary income ........................................................................................... $ 7,951,402 $ 5,075,034
Long-term capital gains ...................................................................................... 13,010,544 39,358,097
$ 20,961,946 $ 44,433,131
Fund Name
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Equity Dividend V.I. Fund .......................................................... $ 1,432,243 $ 20,569,425 $ 22,001,668
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Equity Dividend V.I. Fund .................................... $ 329,391,735 $ 41,361,942 $ (18,996,048) $ 22,365,894

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
22
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Equity Dividend V.I. Fund
Class I
Shares sold .............................................
784,569 $ 8,292,189 968,282 $ 11,218,490
Shares issued in reinvestment of distributions ........................
287,927 3,019,357 539,716 5,512,167
Shares redeemed .........................................
(767,487) (8,048,502) (687,928) (7,828,309)
305,009 $ 3,263,044 820,070 $ 8,902,348
Class III
Shares sold .............................................
1,222,126 $ 12,728,054 3,190,532 $ 37,429,545
Shares issued in reinvestment of distributions ........................
1,714,851 17,942,589 3,822,287 38,920,964
Shares redeemed .........................................
(5,940,269) (61,876,368) (5,409,561) (63,215,638)
(3,003,292) $ (31,205,725) 1,603,258 $ 13,134,871
(2,698,283) $ (27,942,681) 2,423,328 $ 22,037,219

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Equity Dividend V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Equity Dividend V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
24
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock Global Allocation V.I. Fund
Investment Objective
BlackRock Global Allocation V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund underperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World (ex
U.S.) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”), as
well as the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the Reference
Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds and may vary relative to the market value.
What factors influenced performance?
Within equities, security selection within information technology, industrials, consumer discretionary, communication services and materials weighed on performance, as did tactical short positioning within U.S. index futures implemented to help manage the overall beta (market sensitivity) of the portfolio. An overweight to the energy sector also detracted. Within fixed income, exposure to agency mortgage-backed securities negatively impacted performance. Exposure to gold-related securities and exposure to cash and cash equivalents also detracted.
The largest positive contributor to performance was the Fund’s management of duration (and corresponding interest rate sensitivity) within the fixed income portfolio, via tactical positioning along the U.S. yield curve and exposure to short-term European interest rates. Credit exposure, most notably an allocation to high yield corporate bonds, was additive as well. Within equities, security selection within healthcare positively impacted performance, although this contribution was partially offset by an overweight to the sector. Underweight allocations to the consumer staples and real estate sectors also contributed to performance over the reporting period.
The Fund used derivatives, which may include options, futures, swaps and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the reporting period, the Fund’s use of derivatives, in aggregate, modestly detracted from the Fund’s performance.
Describe recent portfolio activity.
During the 12-month period, the Fund’s overall equity exposure increased from 53% to 68% of net assets. The Fund increased its equity exposure broadly across regions, with the largest additions in the U.S. and Japan, although exposure to Germany was trimmed. From a sector perspective, the Fund increased exposure to information technology, financials, industrials, consumer discretionary, consumer staples and communication services, and reduced exposure to energy and materials.
The Fund’s allocation to fixed income decreased from 32% to 28% of net assets. Within fixed income, the Fund increased exposure to both developed non-U.S. and emerging market sovereign debt, as well as to high yield corporate bonds. The Fund decreased exposure to investment grade corporate bonds, securitized assets, and U.S. interest rates. The Fund’s total portfolio duration was tactically managed over the period and ended the period at 2.0 years, slightly above where it began the year. The Fund’s allocation to commodity-related securities increased to slightly less than 1% of net assets.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was overweight equities and underweight fixed income, with modest exposure to commodity-related assets and cash equivalents. Within equities, the Fund was overweight information technology, consumer discretionary, healthcare, industrials, energy, communication services and financials, and underweight real estate and materials. The Fund’s largest regional overweights were to the United States and, to a lesser extent, Japan. The largest regional underweights were to Australia and, to a lesser extent, select emerging market countries. Within fixed income, the Fund was underweight developed market government bonds and overweight corporate bonds, securitized debt and bank loans. Total portfolio duration was 2.0 vs. the Reference Benchmark duration of 2.4 (total portfolio duration assumes equity duration of 0). From a currency perspective, the Fund was overweight the Japanese yen and Swiss franc and underweight the euro and U.S. dollar.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock Global Allocation V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest.
(c)
A market cap weighted index representing the performance of the large- and mid-cap stocks from the developed and advanced emerging segments of the FTSE Global Equity Index Series and covers approximately 90-95% of the investable market capitalization.
(d)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................................ 12.83% 7.65% 4.88%
Class II
(b)
............................................................................... 12.67 7.49 4.72
Class III
(b)
............................................................................... 12.49 7.39 4.63
FTSE World Index ........................................................................ 24.18 12.98 8.87
Reference Benchmark ..................................................................... 15.69 7.69 5.76
U.S. Stocks: S&P 500
®
Index
( c )
................................................................ 26.29 15.69 12.03
Non-U.S. Stocks: FTSE World (ex U.S.) Index
( d )
.................................................... 19.18 9.00 4.97
U.S. Bonds: ICE BofA Current 5-Year U.S. Treasury Index
( e )
........................................... 3.73 0.64 1.03
Non U.S. Bonds: FTSE Non-U.S. Dollar World Government Bond Index
( f )
................................. 5.83 (2.77) (1.26)
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fees. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance -
related fees and expenses are not reflected in these returns.
(c)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(d)
An index comprised of large- and mid-cap stocks, providing coverage of developed and emerging markets excluding the United States. The index is derived from the FTSE Global Equity Index
Series, which covers approximately 98% of the world’s investable market capitalization.
(e)
An unmanaged index designed to track the total return of the current coupon 5-year U.S. Treasury bond.
(f)
An unmanaged market capitalization-weighted index that tracks certain government bond indexes, excluding the United States.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock Global Allocation V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical 5% Return
Expenses Paid
During the Period
Including Dividend
Expense and Interest
Expense
Excluding Dividend
Expense and Interest
Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/23)
Ending
Account
Value
(12/31/23)
Including
Dividend
Expense
and Interest
Expense
(a)
Excluding
Dividend
Expense
and Interest
Expense
(a)
Beginning
Account
Value
(07/01/23)
Ending
Account
Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
and Interest
Expense
Excluding
Dividend
Expense
and Interest
Expense
Class I .......... $ 1,000.00 $ 1,052.70 $ 3.88 $ 3.83 $ 1,000.00 $ 1,021.42 $ 3.82 $ 1,021.48 $ 3.77 0.75% 0.74%
Class II ......... 1,000.00 1,052.10 4.66 4.60 1,000.00 1,020.67 4.58 1,020.72 4.53 0.90 0.89
Class III ......... 1,000.00 1,051.40 5.17 5.12 1,000.00 1,020.16 5.09 1,020.21 5.04 1.00 0.99
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 61 . 0% 2 . 8% 6 3 .8%
United Kingdom .......................... 4. 7 — 4. 7
Japan ................................ 4. 6 — 4. 6
Netherlands ............................ 3. 1 — 3. 1
France ................................ 2 . 9 — 2 . 9
Spain ................................. 2. 7 — 2. 7
Germany .............................. 2. 1 — 2. 1
Canada ............................... 1. 7 — 1. 7
China ................................. 1. 6 — 1. 6
Italy .................................. 1. 3 — 1. 3
Switzerland ............................. 1. 0 — 1. 0
Other
(b)
................................ 10. 5 — 10. 5
Total ................................. 9 7 . 2% 2 . 8% 100.0%
(a)
Total investments include the gross market values of long and short positions and exclude
Short-Term Securities, Options Purchased and Options Written.
(b)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
December 31, 2023
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.6%
(a)(b)
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 7.08%, 07/20/34 ... USD 411 $ 410,091
Series 2020-5A, Class BR, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.38%, 07/20/34 ... 574 570,083
AIMCO CLO, Series 2018-AA, Class B,
(3-mo. CME Term SOFR + 1.66%),
7.06%, 04/17/31 ............ 256 255,696
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (3-mo. CME Term SOFR
at 1.55% Floor + 1.81%), 7.21%,
01/15/30 ................. 252 252,203
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR
at 1.10% Floor + 1.36%), 6.76%,
07/15/31 ................. 238 237,624
ALM Ltd., Series 2020-1A, Class A2,
(3-mo. CME Term SOFR + 2.11%),
7.51%, 10/15/29 ............ 252 251,995
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR
at 1.45% Floor + 1.71%), 7.09%,
04/25/31 ................. 125 125,135
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 1.01% Floor + 1.27%),
6.69%, 04/20/31 ............ 586 586,586
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2,
Class A, (1-mo. CME Term SOFR
at 1.85% Floor + 1.85%), 7.21%,
05/15/37 ................. 1,919 1,889,770
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (3-mo. CME Term SOFR
at 1.70% Floor + 1.96%), 7.36%,
07/15/34 ................. 790 785,832
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
at 2.15% Floor + 2.41%), 7.83%,
10/20/34 ................. 280 275,791
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.96% Floor +
1.96%), 7.36%, 07/19/34 ....... 575 570,302
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.21%, 01/25/35 ............ 485 471,914
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (3-mo. CME Term SOFR
at 1.72% Floor + 1.98%), 7.38%,
04/24/34 ................. 288 283,653
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2, (3-mo.
CME Term SOFR at 1.71% Floor +
1.71%), 7.11%, 07/15/29 ....... 610 610,957
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A2R2,
(3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.33%, 07/20/29 . 283 282,308
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR + 1.86%),
7.27%, 10/22/30 .......... USD 250 $ 248,733
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.43%, 10/20/30 ... 256 255,101
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 7.16%, 07/15/31 ....... 502 497,967
Canyon CLO Ltd., Series 2020-3A,
Class B, (3-mo. CME Term SOFR
at 1.70% Floor + 1.96%), 7.36%,
01/15/34 ................. 250 248,757
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (3-mo. CME Term SOFR
+ 1.61%), 7.03%, 04/20/29 ..... 313 314,235
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.61%), 7.00%, 05/29/32 ....... 250 246,158
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.21%, 04/15/30 ............ 401 400,344
CIFC Funding Ltd.
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.81%, 04/19/29 ... 288 284,713
Series 2017-3A, Class A2, (3-mo.
CME Term SOFR at 1.80% Floor
+ 2.06%), 7.48%, 07/20/30 ... 276 275,802
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 7.31%, 07/15/36 ... 875 873,178
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 7.06%,
04/17/30 ................. 402 400,418
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 7.26%, 07/18/30 ....... 250 249,232
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR
at 1.91% Floor + 1.91%), 7.33%,
04/20/34 ................. 475 475,053
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (3-mo. CME Term SOFR
at 1.24% Floor + 1.50%), 6.90%,
04/15/33 ................. 300 300,229
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 6.72%, 11/16/36 . 111 109,481
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 6.63%,
10/15/30 ................. 239 238,789
GoldenTree Loan Opportunities XI Ltd.,
Series 2015-11A, Class AR2, (3-mo.
CME Term SOFR at 1.07% Floor +
1.33%), 6.73%, 01/18/31 ....... 229 228,657

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 6.50%, 07/15/39 ....... USD 863 $ 845,071
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%),
7.83%, 04/20/32 ............ 258 257,957
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (3-mo. CME
Term SOFR + 1.76%), 7.16%,
04/19/30 ................. 250 249,626
Madison Park Funding XXV Ltd.,
Series 2017-25A, Class A2R, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 7.29%, 04/25/29 ....... 288 288,289
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
CME Term SOFR + 1.46%), 6.85%,
07/29/30 ................. 249 249,352
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6,
Class A, (1-mo. CME Term SOFR
at 1.10% Floor + 1.21%), 6.57%,
07/16/36 ................. 727 715,658
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 7.31%, 10/17/30 ....... 250 249,779
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 7.04%,
04/26/31 ................. 300 296,710
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 7.31%, 07/15/36 ....... 300 296,829
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR + 1.61%), 7.01%,
07/19/30 ................. 263 262,571
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.91%), 7.33%, 07/02/35 ....... 308 307,691
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 6.70%, 02/24/37 ....... 250 250,034
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.44%, 08/23/31 . 269 267,256
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.84%,
07/24/31 ................. 278 277,940
Pikes Peak CLO 8, Series 2021-8A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.85%,
07/20/34 ................. 250 249,494
Recette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
7.08%, 04/20/34 ............ 250 246,785
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%),
7.11%, 01/15/34 ............ USD 250 $ 248,556
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.33%, 04/20/34 ... 250 247,168
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.73%, 05/20/31 ... 234 234,080
RRX 1 Ltd., Series 2020-1A, Class A1,
(3-mo. CME Term SOFR at 1.37%
Floor + 1.63%), 7.03%, 04/15/33 . 1,354 1,356,655
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.53%), 6.95%, 04/20/33 ... 250 249,553
Series 2020-8A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.33%, 04/20/33 ... 250 247,460
TICP CLO IX Ltd., Series 2017-9A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.28%,
01/20/31 ................. 250 249,530
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.78%, 01/15/34 ... 250 249,566
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.16%, 01/15/34 ... 250 247,859
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.31%,
07/15/34 ................. 300 298,298
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.59%), 7.01%,
01/20/33 ................. 870 868,809
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.64%, 01/25/34 ... 452 448,214
Series 2020-14A, Class C, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.26%), 8.64%, 01/25/34 ... 343 343,143
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR +
1.30%), 6.72%, 04/20/34 ....... 300 299,315
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.48%), 6.88%, 10/24/34 ... 397 395,131
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.41%, 10/24/34 ... 274 273,647
25,074,813

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland — 0.0%
(b)
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
5.56%, 04/15/33
(c)
........... EUR 207 $ 222,530
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 5.16%, 10/15/30
(c)
231 248,288
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 4.91%,
11/14/32
(c)
................. 135 147,262
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 5.19%, 01/20/32
(c)
..... 160 172,795
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 5.32%, 01/15/32
(c)
268 290,944
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR + 2.61%),
7.97%, 07/25/51 .......... USD 183 181,696
Series 2021-1A, Class C, (1-mo.
CME Term SOFR + 3.86%),
9.22%, 07/25/51 .......... 107 106,843
Series 2021-1A, Class D, (1-mo.
CME Term SOFR + 6.01%),
11.37%, 07/25/51 ......... 167 166,617
Rockford Tower Europe CLO DAC,
Series 2018-1X, Class B, (3-mo.
EURIBOR at 1.85% Floor + 1.85%),
5.79%, 12/20/31
(c)
........... EUR 207 225,002
1,761,977
Jersey, Channel Islands — 0.0%
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
7.41%, 04/21/31
(a)(b)
.......... USD 949 944,447
United States — 0.8%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR +
0.56%), 5.94%, 05/25/36
(b)
..... 360 351,522
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 4,719 4,104,202
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 604,521
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 402,382
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 310,277
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4,
Class A, (1-mo. CME Term SOFR
at 1.46% Floor + 1.46%), 6.83%,
11/15/36
(a)(b)
............... 194 191,602
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 229,805
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%),
6.84%, 07/15/34
(a)(b)
.......... 612 608,291
Security
Par (000)
Par (000) Value
United States (continued)
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ USD 100 $ 89,283
FS Rialto Issuer LLC, Series 2022-FL6,
Class A, (1-mo. CME Term SOFR
at 2.58% Floor + 2.58%), 7.94%,
08/17/37
(a)(b)
............... 1,997 2,001,087
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 852 655,967
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 640 515,220
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 970 948,181
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.51%, 04/15/60
(b)
2,291 2,202,246
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 747 685,867
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 1,926 1,704,231
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 614 557,449
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,293,652
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,339,036
Oportun Issuance Trust, Series 2021-B,
Class B, 1.96%, 05/08/31
(a)
..... 440 407,181
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 786 765,103
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26
(a)
................ 699 626,247
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)
(d)
...................... 5,969 5,275,402
SAT_23-1, 0.00%, 10/15/30
(a)(d)
.... 41 2,679,357
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,647 2,249,541
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 609 547,675
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 389 357,173
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 310 265,522
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 168 155,154
SoFi Personal Loan Trust,   6.00%,
11/12/30
(a)(d)
............... 4,235 4,250,881
36,374,057
Total Asset-Backed Securities — 1.4%
(Cost: $67,433,872) .............................. 64,155,294

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 0.6%
ANZ Group Holdings Ltd. ........ 64,283 $ 1,135,754
BHP Group Ltd. ............... 110,679 3,781,305
Glencore plc ................. 2,116,655 12,723,311
Macquarie Group Ltd. ........... 6,817 853,364
Medibank Pvt Ltd. ............. 319,268 775,109
Metcash Ltd. ................. 68,068 161,943
Northern Star Resources Ltd. ...... 93,974 871,901
Pilbara Minerals Ltd.
(e)
.......... 92,024 247,004
Qantas Airways Ltd.
(f)
........... 91,116 333,759
Quintis HoldCo Pty. Ltd.
(d)(f)(g)
...... 7,642,509 52
South32 Ltd. ................. 163,349 369,437
Wesfarmers Ltd. .............. 34,647 1,347,385
WiseTech Global Ltd. ........... 4,675 239,615
Woolworths Group Ltd. .......... 85,099 2,158,957
24,998,896
Belgium — 0.0%
Ackermans & van Haaren NV ..... 312 54,738
KBC Group NV ............... 11,719 760,555
UCB SA .................... 1,082 94,320
909,613
Brazil — 0.2%
Ambev SA .................. 614,313 1,731,502
B3 SA - Brasil Bolsa Balcao ....... 957,393 2,854,648
Cielo SA .................... 1,108,214 1,068,075
Cosan SA ................... 21,014 83,073
Embraer SA
(f)
................ 142,631 657,777
Lojas Renner SA .............. 432,452 1,543,722
Magazine Luiza SA
(f)
........... 2,365,686 1,051,784
MercadoLibre, Inc.
(f)
............ 483 759,054
Telefonica Brasil SA ............ 30,873 338,872
TIM SA .................... 37,614 138,674
Vale SA .................... 41,990 666,703
10,893,884
Canada — 1.2%
Brookfield Corp., Class A ......... 4,896 196,387
Cameco Corp. ................ 203,635 8,776,668
Canadian National Railway Co. .... 14,584 1,833,112
Canadian Natural Resources Ltd. ... 10,588 693,668
Enbridge, Inc. ................ 499,214 17,971,026
Franco-Nevada Corp. ........... 20,523 2,273,243
George Weston Ltd. ............ 5,063 628,552
Loblaw Cos. Ltd. .............. 1,028 99,522
Metro, Inc. .................. 32,816 1,698,690
National Bank of Canada
(e)
....... 12,379 943,571
Pembina Pipeline Corp. ......... 58,033 1,998,012
Power Corp. of Canada ......... 15,317 437,992
Royal Bank of Canada .......... 8,074 816,510
Shopify, Inc., Class A
(f)
.......... 32,408 2,523,082
Suncor Energy, Inc. ............ 401,745 12,870,514
53,760,549
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $2,251,184)
(d)(f)(h)
.. 1,159 500,445
China — 1.2%
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 40,600 90,221
Alibaba Group Holding Ltd. ....... 161,200 1,552,766
Anhui Gujing Distillery Co. Ltd., Class B 4,200 63,951
Baidu, Inc., Class A
(f)
........... 92,800 1,381,413
BOC Hong Kong Holdings Ltd. ..... 35,500 96,437
Security
Shares
Shares Value
China (continued)
BYD Co. Ltd., Class H .......... 688,606 $ 18,994,945
BYD Electronic International Co. Ltd. 6,500 30,477
China Merchants Bank Co. Ltd., Class
H ...................... 104,500 363,506
China Tower Corp. Ltd., Class H
(a)(c)
. 1,712,000 179,944
Contemporary Amperex Technology
Co. Ltd., Class A ............ 229,500 5,258,419
Foxconn Industrial Internet Co. Ltd.,
Class A .................. 220,100 466,679
Haidilao International Holding Ltd.
(a)(c)
407,000 759,251
Hundsun Technologies, Inc., Class A . 14,200 57,283
JD.com, Inc., Class A ........... 129,504 1,870,438
Kindstar Globalgene Technology, Inc.
(a)
(c)(d)(f)
.................... 1,655,500 356,181
Li Auto, Inc., Class A
(f)
........... 102,900 1,927,947
Meituan, Class B
(a)(c)(f)
........... 51,910 544,992
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 36,800 212,944
Oppein Home Group, Inc., Class A .. 5,200 50,797
PetroChina Co. Ltd., Class A ...... 988,100 978,704
PetroChina Co. Ltd., Class H ...... 594,000 392,509
Prosus NV .................. 124,066 3,695,937
Shanghai Fosun Pharmaceutical Group
Co. Ltd., Class H ............ 83,500 181,870
Shanxi Xinghuacun Fen Wine Factory
Co. Ltd., Class A ............ 10,900 353,125
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 9,900 404,042
Shenzhen Transsion Holdings Co. Ltd.,
Class A .................. 50,648 983,354
SITC International Holdings Co. Ltd. . 160,000 276,165
Tencent Holdings Ltd. ........... 228,000 8,608,111
Trip.com Group Ltd.
(f)
........... 14,350 515,139
Unigroup Guoxin Microelectronics Co.
Ltd., Class A
(f)
.............. 6,300 59,605
Want Want China Holdings Ltd. .... 146,000 88,253
Wilmar International Ltd. ......... 93,600 252,849
Yum China Holdings, Inc.
(e)
....... 18,482 784,191
Zhongji Innolight Co. Ltd., Class A .. 38,500 608,315
52,440,760
Denmark — 0.4%
AP Moller - Maersk A/S, Class B .... 620 1,116,015
H Lundbeck A/S, Class B ........ 10,276 49,888
Novo Nordisk A/S, Class B ....... 155,406 16,104,908
Orsted A/S
(a)(c)
................ 14,808 820,905
18,091,716
Finland — 0.1%
Elisa OYJ ................... 29,484 1,362,821
Kone OYJ, Class B ............ 18,273 914,036
2,276,857
France — 2.3%
Accor SA ................... 126,163 4,829,026
AXA SA .................... 91,652 2,993,029
BNP Paribas SA .............. 225,757 15,677,854
Bollore SE .................. 20,664 129,311
Carrefour SA ................. 19,457 356,348
Cie de Saint-Gobain SA ......... 195,237 14,398,204
Dassault Systemes SE .......... 28,016 1,371,308
EssilorLuxottica SA ............ 77,815 15,625,156
Hermes International SCA ........ 1,431 3,041,612
Kering SA ................... 12,887 5,707,634
La Francaise des Jeux SAEM
(a)(c)
... 21,435 778,622
L'Oreal SA .................. 5,587 2,785,124
LVMH Moet Hennessy Louis Vuitton SE 23,985 19,488,703

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
SCOR SE ................... 10,367 $ 303,764
Societe Generale SA ........... 31,419 835,913
Teleperformance SE ............ 2,426 355,184
TotalEnergies SE .............. 103,125 7,012,399
Vinci SA .................... 55,852 7,028,710
Vivendi SE .................. 4,970 53,204
102,771,105
Germany — 1.1%
BASF SE ................... 13,620 733,397
Bayer AG (Registered) .......... 23,803 883,185
Bayerische Motoren Werke AG .... 29,245 3,254,140
Carl Zeiss Meditec AG .......... 3,709 403,741
Commerzbank AG ............. 288,210 3,425,605
Deutsche Lufthansa AG (Registered)
(f)
156,547 1,391,742
Mercedes-Benz Group AG ........ 120,174 8,291,748
Merck KGaA ................. 7,628 1,214,488
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,934 802,250
Rational AG ................. 122 94,142
RWE AG ................... 22,170 1,009,021
SAP SE .................... 21,085 3,245,437
SAP SE, ADR
(e)
............... 17,100 2,643,489
Scout24 SE
(a)(c)
............... 3,245 229,458
Siemens AG (Registered) ........ 97,965 18,379,146
Symrise AG ................. 14,381 1,580,409
thyssenkrupp AG .............. 128,798 895,977
Zalando SE
(a)(c)(f)
............... 61,751 1,461,924
49,939,299
Hong Kong — 0.3%
AIA Group Ltd. ............... 1,037,000 9,024,889
ASMPT Ltd. ................. 30,400 289,886
Hang Seng Bank Ltd. ........... 12,500 145,943
Hongkong Land Holdings Ltd. ..... 44,400 154,426
MTR Corp. Ltd. ............... 61,000 236,762
Orient Overseas International Ltd. .. 41,000 572,606
Prudential plc ................ 73,978 834,671
11,259,183
India — 0.2%
Bajaj Auto Ltd. ................ 2,972 242,693
Bharat Petroleum Corp. Ltd. ...... 60,269 326,393
Eicher Motors Ltd. ............. 3,684 183,353
HCL Technologies Ltd. .......... 5,939 104,519
HDFC Bank Ltd. .............. 266,927 5,465,603
Indian Oil Corp. Ltd. ............ 137,387 214,275
Kotak Mahindra Bank Ltd. ........ 8,984 205,846
Tata Consultancy Services Ltd. .... 1,090 49,643
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $2,928,536)
(d)(f)(h)
.. 1,951 409,098
7,201,423
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 1,172,700 716,167
Bank Mandiri Persero Tbk. PT ..... 1,127,200 442,807
1,158,974
Ireland — 0.0%
Kingspan Group plc ............ 23,849 2,061,157
Israel — 0.3%
Nice Ltd., ADR
(e)(f)
.............. 65,817 13,131,150
Italy — 0.8%
Coca-Cola HBC AG ............ 27,557 809,155
Enel SpA ................... 94,930 706,262
Ferrari NV .................. 19,836 6,696,768
Security
Shares
Shares Value
Italy (continued)
FinecoBank Banca Fineco SpA .... 32,844 $ 494,110
Intesa Sanpaolo SpA ........... 5,481,146 16,040,000
Snam SpA .................. 111,077 571,482
UniCredit SpA ................ 441,893 12,032,610
37,350,387
Japan — 4.4%
AGC, Inc. ................... 2,100 77,835
Ain Holdings, Inc. .............. 1,100 34,835
Alfresa Holdings Corp. .......... 10,800 183,343
ANA Holdings, Inc.
(f)
............ 17,900 387,813
Astellas Pharma, Inc. ........... 82,765 984,347
BayCurrent Consulting, Inc. ....... 20,900 731,626
Bridgestone Corp.
(e)
............ 21,900 904,500
Capcom Co. Ltd. .............. 300 9,681
Chugai Pharmaceutical Co. Ltd. .... 6,300 238,004
Daikin Industries Ltd. ........... 16,800 2,725,296
FANUC Corp. ................ 417,400 12,250,326
FUJIFILM Holdings Corp. ........ 76,700 4,596,614
GS Yuasa Corp. .............. 12,400 174,003
Heiwa Corp. ................. 5,500 81,776
Honda Motor Co. Ltd. ........... 791,300 8,162,432
Hoya Corp. .................. 80,693 10,049,445
Ito En Ltd. ................... 7,500 227,691
Japan Airlines Co. Ltd. .......... 772,000 15,165,997
Jeol Ltd. .................... 4,300 187,985
JFE Holdings, Inc. ............. 33,500 518,286
Kakaku.com, Inc. .............. 31,600 390,433
Kamigumi Co. Ltd. ............. 6,800 162,049
Kansai Paint Co. Ltd. ........... 17,900 305,221
Kawasaki Heavy Industries Ltd. .... 18,900 416,530
Kewpie Corp. ................ 6,100 107,497
Keyence Corp. ............... 42,398 18,627,836
Kobe Steel Ltd. ............... 32,300 416,330
Koei Tecmo Holdings Co. Ltd. ..... 7,100 80,883
Komatsu Ltd. ................ 247,000 6,427,765
Kose Corp. .................. 60,900 4,551,988
Kusuri no Aoki Holdings Co. Ltd. ... 4,500 102,178
Kyocera Corp. ................ 4,000 58,240
Kyushu Railway Co. ............ 39,000 858,417
Lixil Corp. ................... 44,300 552,190
M3, Inc. .................... 20,700 341,598
Makita Corp. ................. 23,300 640,875
Mani, Inc. ................... 7,500 113,206
Marubeni Corp. ............... 46,300 728,972
Mazda Motor Corp. ............ 51,800 553,695
Medipal Holdings Corp. .......... 2,400 38,852
MEIJI Holdings Co. Ltd. ......... 5,400 128,270
Mitsubishi Electric Corp. ......... 70,500 997,158
Mitsubishi Motors Corp. ......... 179,800 569,077
Mitsubishi UFJ Financial Group, Inc. . 2,472,200 21,216,757
Mitsui & Co. Ltd. .............. 276,500 10,358,783
Mitsui OSK Lines Ltd. ........... 16,400 524,312
Mizuho Financial Group, Inc. ...... 51,100 871,654
Money Forward, Inc.
(f)
........... 7,100 216,806
NET One Systems Co. Ltd. ....... 14,500 246,892
Nichirei Corp. ................ 1,600 39,444
Nidec Corp. ................. 47,700 1,922,650
Nihon M&A Center Holdings, Inc. ... 57,600 316,972
Nintendo Co. Ltd. .............. 34,800 1,810,779
Nippon Paint Holdings Co. Ltd. ..... 226,100 1,823,799
Nippon Steel Corp. ............. 42,000 959,439
Nippon Yusen KK .............. 35,300 1,090,188
Nomura Research Institute Ltd. .... 72,500 2,105,598
Oracle Corp. Japan ............ 2,700 207,844
Otsuka Corp. ................ 25,100 1,032,990

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Panasonic Holdings Corp. ........ 130,100 $ 1,281,170
Pigeon Corp.
(e)
............... 25,500 293,252
Rakus Co. Ltd. ............... 93,000 1,716,330
Resorttrust, Inc. ............... 6,200 107,352
Santen Pharmaceutical Co. Ltd. .... 9,800 97,502
Sega Sammy Holdings, Inc. ....... 15,900 221,982
Sekisui House Ltd. ............. 20,800 461,058
Shin-Etsu Chemical Co. Ltd. ...... 48,900 2,045,153
Shiseido Co. Ltd. .............. 136,500 4,114,434
Skylark Holdings Co. Ltd.
(e)
....... 9,900 144,836
SMC Corp. .................. 22,000 11,768,593
Sojitz Corp. .................. 39,600 892,144
Sompo Holdings, Inc. ........... 14,400 704,569
Stanley Electric Co. Ltd. ......... 10,600 198,864
Sumitomo Mitsui Financial Group, Inc. 24,200 1,177,568
Sumitomo Rubber Industries Ltd. ... 8,700 94,211
Suzuken Co. Ltd. .............. 3,700 122,362
Sysmex Corp. ................ 168,000 9,339,208
Takeda Pharmaceutical Co. Ltd. .... 61,200 1,755,096
Tokyo Electron Ltd. ............ 28,700 5,101,134
TOTO Ltd. .................. 17,700 464,974
Toyota Motor Corp. ............ 734,600 13,460,605
Yakult Honsha Co. Ltd. .......... 2,000 44,895
ZOZO, Inc. .................. 57,500 1,297,725
196,511,019
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 7,937 180,861
Luxembourg — 0.0%
ArcelorMittal SA ............... 44,559 1,264,586
Macau — 0.0%
(f)
Sands China Ltd. .............. 178,030 521,088
Wynn Macau Ltd. .............. 1,780,302 1,466,355
1,987,443
Mexico — 0.1%
Fibra Uno Administracion SA de CV . 341,010 612,497
Fomento Economico Mexicano SAB de
CV ..................... 48,936 638,205
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 5,670 59,966
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 16,624 488,500
Southern Copper Corp.
(e)
......... 3,243 279,125
Wal-Mart de Mexico SAB de CV .... 270,454 1,137,018
3,215,311
Netherlands — 2.4%
ABN AMRO Bank NV, CVA
(a)(c)
..... 187,368 2,817,732
Adyen NV
(a)(c)(f)
................ 7,082 9,142,444
ASML Holding NV ............. 47,720 36,023,226
BE Semiconductor Industries NV ... 6,729 1,015,917
ING Groep NV ................ 1,019,419 15,285,726
Koninklijke Ahold Delhaize NV ..... 143,635 4,132,588
Koninklijke Vopak NV ........... 37,757 1,270,656
Shell plc
(e)
................... 839,522 27,623,035
Shell plc, ADR ................ 159,173 10,473,584
Wolters Kluwer NV ............. 3,382 481,155
108,266,063
Norway — 0.1%
Equinor ASA ................. 67,784 2,148,208
Norsk Hydro ASA .............. 44,039 296,013
2,444,221
Security
Shares
Shares Value
Peru — 0.0%
Credicorp Ltd. ................ 1,418 $ 212,601
Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA 35,745 429,359
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 848 64,181
Saudi Arabian Oil Co.
(a)(c)
......... 7,779 68,487
Saudi Telecom Co. ............. 25,748 277,929
410,597
Singapore — 0.0%
Genting Singapore Ltd. .......... 128,700 97,485
NetLink NBN Trust
(c)
............ 96,100 61,153
Oversea-Chinese Banking Corp. Ltd. 24,100 237,130
Seatrium Ltd.
(f)
................ 1,160,534 103,626
Singapore Technologies Engineering
Ltd. ..................... 66,400 195,528
Singapore Telecommunications Ltd. . 193,300 361,859
STMicroelectronics NV .......... 20,116 1,008,998
Venture Corp. Ltd. ............. 15,700 161,778
2,227,557
South Africa — 0.0%
Anglo American Platinum Ltd. ..... 5,543 290,937
Anglo American plc ............ 19,518 488,471
Capitec Bank Holdings Ltd. ....... 5,307 592,130
Kumba Iron Ore Ltd. ............ 19,822 664,410
2,035,948
South Korea — 0.6%
Amorepacific Corp.
(f)
............ 44,179 4,955,968
Fila Holdings Corp. ............ 6,310 188,741
GS Engineering & Construction Corp.
(f)
21,846 254,181
Hana Financial Group, Inc. ....... 8,216 275,602
Hanwha Aerospace Co. Ltd.
(f)
...... 9,074 875,373
HD Hyundai Infracore Co. Ltd.
(f)
.... 190,519 1,196,272
Hyundai Marine & Fire Insurance Co.
Ltd.
(f)
.................... 2,738 65,693
Hyundai Motor Co. ............. 4,971 781,963
KB Financial Group, Inc. ......... 74,283 3,099,220
Kia Corp.
(f)
.................. 10,977 848,888
Korea Shipbuilding & Offshore
Engineering Co. Ltd.
(f)
......... 721 67,435
Meritz Financial Group, Inc.
(f)
...... 19,721 902,264
NCSoft Corp.
(f)
................ 4,885 908,569
Samsung C&T Corp.
(f)
........... 8,963 899,064
Samsung Electronics Co. Ltd. ..... 33,221 2,016,410
Samsung Fire & Marine Insurance Co.
Ltd.
(f)
.................... 3,430 698,816
Samsung SDI Co. Ltd.
(f)
......... 2,597 945,544
SK Hynix, Inc.
(e)
............... 87,618 9,562,450
28,542,453
Spain — 0.5%
Aena SME SA
(a)(c)
.............. 1,252 227,252
Banco Santander SA ........... 438,812 1,835,412
Cellnex Telecom SA
(a)(c)
.......... 512,938 20,195,907
Endesa SA .................. 11,126 226,983
Industria de Diseno Textil SA ...... 32,261 1,407,678
Repsol SA .................. 22,807 338,317
24,231,549
Sweden — 0.4%
Assa Abloy AB, Class B ......... 212,950 6,137,046
Atlas Copco AB, Class A ......... 90,938 1,566,963
Evolution AB
(a)(c)
............... 13,400 1,596,080

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden (continued)
Industrivarden AB, Class A ....... 11,042 $ 361,005
Nibe Industrier AB, Class B ....... 31,467 220,974
SKF AB, Class B .............. 126,165 2,528,417
SSAB AB, Class A ............. 16,289 124,067
SSAB AB, Class B ............. 101,600 777,903
Telia Co. AB ................. 688,207 1,755,912
Trelleborg AB, Class B .......... 22,482 754,588
Volvo Car AB, Class B
(f)
......... 117,381 380,689
16,203,644
Switzerland — 0.9%
Alcon, Inc. .................. 180,764 14,142,257
Barry Callebaut AG (Registered) .... 98 165,442
Clariant AG (Registered) ......... 61,015 901,479
Flughafen Zurich AG (Registered) ... 487 101,756
Geberit AG (Registered) ......... 117 75,105
Julius Baer Group Ltd. .......... 18,053 1,012,739
Kuehne + Nagel International AG
(Registered) ............... 8,746 3,018,218
Novartis AG (Registered) ........ 66,311 6,698,106
PSP Swiss Property AG (Registered) 1,379 192,796
Sika AG (Registered) ........... 5,368 1,750,377
Swiss Prime Site AG (Registered) ... 1,028 109,835
UBS Group AG (Registered) ...... 343,984 10,684,688
38,852,798
Taiwan — 0.7%
Acer, Inc. ................... 388,000 678,908
ASE Technology Holding Co. Ltd. ... 96,000 420,695
Asustek Computer, Inc. .......... 104,000 1,655,178
Chunghwa Telecom Co. Ltd. ...... 60,000 234,748
Compal Electronics, Inc. ......... 1,096,000 1,419,659
Eva Airways Corp. ............. 1,418,000 1,451,117
Far EasTone Telecommunications Co.
Ltd. ..................... 90,000 234,046
Lite-On Technology Corp. ........ 188,000 713,870
MediaTek, Inc. ................ 28,000 924,557
Novatek Microelectronics Corp. .... 43,000 723,228
Quanta Computer, Inc. .......... 461,000 3,356,276
Taiwan Mobile Co. Ltd. .......... 61,000 195,931
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 921,000 17,656,999
Wistron Corp. ................ 181,000 579,037
30,244,249
United Arab Emirates — 0.0%
NMC Health plc
(d)(f)
............. 284,408 4
United Kingdom — 2.2%
AstraZeneca plc .............. 108,131 14,585,781
AstraZeneca plc, ADR .......... 91,014 6,129,793
Auto Trader Group plc
(a)(c)
........ 188,614 1,732,731
BAE Systems plc .............. 1,390,680 19,685,059
BP plc ..................... 171,006 1,013,736
British American Tobacco plc ...... 24,641 720,976
Burberry Group plc ............. 89,107 1,607,217
CNH Industrial NV ............. 97,046 1,190,082
Compass Group plc ............ 231,852 6,344,244
Direct Line Insurance Group plc
(f)
... 174,331 403,715
Genius Sports Ltd.
(f)
............ 154,301 953,580
Kingfisher plc ................ 135,698 420,445
Legal & General Group plc ....... 104,125 332,751
London Stock Exchange Group plc .. 30,711 3,630,395
NatWest Group plc ............. 314,857 877,004
Pearson plc ................. 106,259 1,305,172
RELX plc ................... 264,524 10,494,678
Rightmove plc ................ 19,308 141,933
Security
Shares
Shares Value
United Kingdom (continued)
Spirax-Sarco Engineering plc ...... 34,696 $ 4,642,175
Tesco plc ................... 171,921 636,920
Unilever plc .................. 464,059 22,465,571
99,313,958
United States — 39.8%
3M Co. ..................... 31,695 3,464,897
Abbott Laboratories ............ 154,509 17,006,806
AbbVie, Inc. ................. 16,330 2,530,661
Adobe, Inc.
(f)
................. 6,518 3,888,639
Advanced Micro Devices, Inc.
(f)
.... 116,907 17,233,261
AES Corp. (The) .............. 71,040 1,367,520
Air Products & Chemicals, Inc. ..... 48,916 13,393,201
Albemarle Corp.
(e)
............. 33,581 4,851,783
Allegion plc .................. 1,228 155,575
Alphabet, Inc., Class C
(f)
......... 418,529 58,983,292
Altria Group, Inc. .............. 6,899 278,306
Amazon.com, Inc.
(f)
............ 447,293 67,961,698
American Airlines Group, Inc.
(e)(f)
.... 29,725 408,421
American Express Co. .......... 7,338 1,374,701
American Tower Corp. .......... 69,776 15,063,243
American Water Works Co., Inc. .... 28,856 3,808,703
Amgen, Inc. ................. 3,093 890,846
ANSYS, Inc.
(f)
................ 21,650 7,856,352
Aon plc, Class A .............. 6,773 1,971,078
APA Corp. .................. 8,215 294,754
Apple, Inc.
(i)
................. 419,170 80,702,800
Applied Materials, Inc. .......... 96,464 15,633,920
Aptiv plc
(f)
................... 81,516 7,313,616
Archer-Daniels-Midland Co. ....... 116,338 8,401,930
Assurant, Inc. ................ 2,859 481,713
Astra Space, Inc., Class A
(f)
....... 16,635 37,928
AT&T, Inc. ................... 296,478 4,974,901
Atlassian Corp., Class A
(f)
........ 5,826 1,385,772
Autodesk, Inc.
(f)
............... 21,136 5,146,193
Ball Corp.
(e)
.................. 5,565 320,099
Baxter International, Inc. ......... 8,079 312,334
Berkshire Hathaway, Inc., Class B
(f)
.. 6,169 2,200,236
Block, Inc., Class A
(e)(f)
.......... 36,081 2,790,865
Booking Holdings, Inc.
(f)
......... 2,193 7,779,053
Boston Scientific Corp.
(f)
......... 404,495 23,383,856
Boyd Gaming Corp. ............ 1,905 119,272
Broadcom, Inc. ............... 2,882 3,217,033
Bunge Global SA .............. 106,438 10,744,916
Cadence Design Systems, Inc.
(f)
.... 40,471 11,023,086
California Resources Corp.
(e)
...... 19,577 1,070,470
Campbell Soup Co.
(e)
........... 1,223 52,870
Capital One Financial Corp. ....... 14,564 1,909,632
Cardinal Health, Inc. ............ 3,167 319,234
Caterpillar, Inc. ............... 2,648 782,934
Centene Corp.
(f)
............... 49,223 3,652,839
CF Industries Holdings, Inc. ....... 137,457 10,927,831
CH Robinson Worldwide, Inc. ..... 11,304 976,553
Charles Schwab Corp. (The) ...... 26,131 1,797,813
Charter Communications, Inc., Class
A
(e)(f)
.................... 21,205 8,241,959
Cheniere Energy, Inc. ........... 11,296 1,928,340
Chesapeake Energy Corp.
(e)
...... 3,656 281,293
Chevron Corp. ................ 77,599 11,574,667
Chubb Ltd. .................. 76,596 17,310,696
Cigna Group (The) ............. 1,624 486,307
Cisco Systems, Inc. ............ 24,212 1,223,190
Citigroup, Inc. ................ 54,236 2,789,900
Clorox Co. (The) .............. 8,118 1,157,546
CME Group, Inc., Class A ........ 5,008 1,054,685
Coca-Cola Co. (The) ........... 37,714 2,222,486

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Colgate-Palmolive Co. .......... 6,747 $ 537,803
Comcast Corp., Class A ......... 224,554 9,846,693
Comerica, Inc. ................ 3,221 179,764
ConocoPhillips ............... 154,121 17,888,824
Costco Wholesale Corp. ......... 30,077 19,853,226
Coterra Energy, Inc. ............ 25,026 638,664
CRH plc .................... 142,752 9,824,089
Crowdstrike Holdings, Inc., Class A
(f)
. 31,337 8,000,963
Crown Holdings, Inc. ........... 4,710 433,744
Crown PropTech Acquisitions
(d)(f)
.... 10,555 —
Crown PropTech Acquisitions
(d)(f)
.... 62,472 19,991
Crown PropTech Acquisitions, Class A
(f)
28,147 299,766
CSL Ltd. .................... 9,985 1,946,567
Customers Bancorp, Inc.
(f)
........ 1,266 72,947
Datadog, Inc., Class A
(e)(f)
........ 84,654 10,275,303
Davidson Kempner Merchant Co-Invest
Fund LP, (Acquired 04/07/21, cost
$1,598,895)
(f)(h)(j)
............ —
(k)
7,920,350
Deere & Co. ................. 797 318,696
Dell Technologies, Inc., Class C .... 19,841 1,517,837
Delta Air Lines, Inc. ............ 164,095 6,601,542
Dexcom, Inc.
(f)
................ 59,983 7,443,290
Diamondback Energy, Inc. ........ 2,548 395,144
DR Horton, Inc. ............... 23,666 3,596,759
eBay, Inc. ................... 34,050 1,485,261
Ecolab, Inc. ................. 3,102 615,282
Edison International ............ 27,754 1,984,133
Edwards Lifesciences Corp.
(f)
...... 94,239 7,185,724
Electronic Arts, Inc. ............ 10,111 1,383,286
Element Solutions, Inc.
(e)
......... 40,785 943,765
Eli Lilly & Co. ................ 32,615 19,011,936
Enterprise Products Partners LP
(e)
.. 43,052 1,134,420
EOG Resources, Inc. ........... 27,097 3,277,382
Epic Games, Inc., (Acquired 07/02/20,
cost $6,386,525)
(d)(f)(h)
......... 11,107 6,810,257
Equinix, Inc. ................. 2,597 2,091,598
Equity Residential ............. 11,197 684,809
Estee Lauder Cos., Inc. (The), Class A 4,512 659,880
Eversource Energy ............ 30,700 1,894,804
Experian plc ................. 20,927 853,724
Exxon Mobil Corp. ............. 4,990 498,900
F5, Inc.
(f)
.................... 49,031 8,775,568
Fair Isaac Corp.
(f)
.............. 1,434 1,669,190
Fanatics Holdings, Inc., Class
A, (Acquired 08/17/22, cost
$9,001,757)
(d)(f)(h)
............ 132,691 9,787,288
Farmers Business Network, Inc.
(d)(f)
.. 84,447 331,032
Fastenal Co. ................. 19,166 1,241,382
Ferguson plc ................. 4,292 822,037
First Citizens BancShares, Inc., Class A 297 421,434
Floor & Decor Holdings, Inc., Class A
(f)
45,179 5,040,169
Ford Motor Co. ............... 141,263 1,721,996
Fortinet, Inc.
(f)
................ 132,044 7,728,535
Fortive Corp. ................. 229,616 16,906,626
Franklin Resources, Inc. ......... 92,784 2,764,035
Freeport-McMoRan, Inc. ......... 302,456 12,875,552
General Dynamics Corp. ......... 11,838 3,073,973
General Motors Co. ............ 121,256 4,355,516
Gilead Sciences, Inc. ........... 39,188 3,174,620
Golden Entertainment, Inc. ....... 3,333 133,087
Goldman Sachs Group, Inc. (The) .. 2,855 1,101,373
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(d)(f)(h)
.. 2,434,345 2,483,032
Green Plains, Inc.
(f)
............ 32,948 830,949
GSK plc .................... 48,534 896,384
Security
Shares
Shares Value
United States (continued)
Hartford Financial Services Group, Inc.
(The) .................... 19,069 $ 1,532,766
HCA Healthcare, Inc. ........... 6,961 1,884,203
Healthpeak Properties, Inc. ....... 96,614 1,912,957
Hewlett Packard Enterprise Co. .... 19,822 336,578
Hilton Worldwide Holdings, Inc. .... 35,365 6,439,613
Holcim AG .................. 21,971 1,725,634
Home Depot, Inc. (The) ......... 5,006 1,734,829
Hormel Foods Corp. ............ 2,618 84,064
Humana, Inc. ................ 60,743 27,808,753
iHeartMedia, Inc., Class A
(f)
....... 2,519 6,726
Illinois Tool Works, Inc. .......... 2,305 603,772
Incyte Corp.
(f)
................ 8,625 541,564
Informatica, Inc., Class A
(f)
........ 71,443 2,028,267
Ingersoll Rand, Inc. ............ 272,221 21,053,572
Insulet Corp.
(f)
................ 14,472 3,140,135
Intel Corp. .................. 47,273 2,375,468
International Paper Co. .......... 79,701 2,881,191
Intuit, Inc. ................... 10,902 6,814,077
Intuitive Surgical, Inc.
(f)
.......... 40,302 13,596,283
Invesco Ltd. ................. 138,889 2,477,780
J M Smucker Co. (The) .......... 20,431 2,582,070
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(f)(h)
........ 301,223 3
Johnson & Johnson ............ 87,465 13,709,264
Johnson Controls International plc .. 8,668 499,624
JPMorgan Chase & Co. ......... 201,159 34,217,146
Juniper Networks, Inc. .......... 2,441 71,961
Kellanova ................... 4,064 227,218
Kenvue, Inc. ................. 289,139 6,225,163
Keysight Technologies, Inc.
(f)
...... 20,455 3,254,186
Kimberly-Clark Corp. ........... 19,261 2,340,404
Kinder Morgan, Inc. ............ 2,139 37,732
KLA Corp.
(e)
................. 13,163 7,651,652
Lam Research Corp. ........... 4,176 3,270,894
Las Vegas Sands Corp. ......... 61,388 3,020,903
Latch, Inc.
(f)
.................. 174,273 116,763
Leidos Holdings, Inc. ........... 5,584 604,412
Lennar Corp., Class A ........... 31,362 4,674,192
Liberty Media Corp.-Liberty Live, Class
A
(f)
...................... 28,598 1,045,257
Liberty Media Corp.-Liberty Live, Class
C
(f)
..................... 27,574 1,030,992
Linde plc ................... 5,311 2,181,281
Lions Gate Entertainment Corp., Class
A
(e)(f)
.................... 88,115 960,454
LKQ Corp. .................. 275,710 13,176,181
Lockheed Martin Corp. .......... 35,829 16,239,136
Lookout, Inc., (Acquired 03/04/15, cost
$656,885)
(d)(f)(h)
............. 57,505 133,987
LPL Financial Holdings, Inc. ....... 56,925 12,957,268
Lululemon Athletica, Inc.
(f)
........ 1,130 577,758
M/I Homes, Inc.
(e)(f)
............. 12,450 1,714,863
Marathon Oil Corp. ............. 23,270 562,203
Marathon Petroleum Corp. ....... 13,941 2,068,287
MarketAxess Holdings, Inc. ....... 6,248 1,829,727
Marsh & McLennan Cos., Inc. ..... 129,876 24,607,606
Marvell Technology, Inc. ......... 28,291 1,706,230
Masco Corp. ................. 52,025 3,484,634
Masimo Corp.
(f)
............... 17,725 2,077,547
Mastercard, Inc., Class A ......... 83,183 35,478,381
Match Group, Inc.
(f)
............ 9,726 354,999
McCormick & Co., Inc. (Non-Voting) . 29,640 2,027,969
McDonald's Corp. ............. 57,905 17,169,412
McKesson Corp. .............. 2,289 1,059,761

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Merck & Co., Inc. .............. 225,716 $ 24,607,558
Meta Platforms, Inc., Class A
(f)
..... 27,522 9,741,687
MetLife, Inc. ................. 23,725 1,568,934
Mettler-Toledo International, Inc.
(f)
... 2,999 3,637,667
MGM Resorts International
(f)
...... 134,829 6,024,160
Microchip Technology, Inc. ........ 2,495 224,999
Micron Technology, Inc. .......... 170,468 14,547,739
Microsoft Corp.
(i)
.............. 332,107 124,885,516
Mirion Technologies, Inc., Class A
(e)(f)
. 61,353 628,868
Mirion Technologies, Inc., Class A
(f)
.. 756,990 7,759,148
Molson Coors Beverage Co., Class B 956 58,517
Moody's Corp. ................ 1,018 397,590
Morgan Stanley ............... 23,724 2,212,263
Mr Cooper Group, Inc.
(f)
......... 24,501 1,595,505
MSCI, Inc. .................. 5,652 3,197,054
Nasdaq, Inc. ................. 48,117 2,797,522
Nestle SA (Registered) .......... 304,498 35,297,373
Netflix, Inc.
(f)
................. 6,451 3,140,863
NextEra Energy, Inc. ........... 234,616 14,250,576
NIKE, Inc., Class B ............ 31,806 3,453,177
Northrop Grumman Corp. ........ 50,009 23,411,213
Nucor Corp. ................. 9,633 1,676,527
NVIDIA Corp. ................ 71,832 35,572,643
Omnicom Group, Inc. ........... 4,044 349,846
Opendoor Technologies, Inc.
(f)
..... 192,781 863,659
O'Reilly Automotive, Inc.
(f)
........ 69 65,556
PACCAR, Inc. ................ 18,710 1,827,032
Packaging Corp. of America ...... 1,817 296,007
Palo Alto Networks, Inc.
(f)
........ 28,824 8,499,621
Paramount Global, Class B ....... 16,752 247,762
Park Hotels & Resorts, Inc.
(e)
...... 24,178 369,923
Paycom Software, Inc. .......... 12,168 2,515,369
Peloton Interactive, Inc., Class A
(f)
... 142,125 865,541
PepsiCo, Inc. ................ 24,140 4,099,938
Pfizer, Inc. .................. 339,852 9,784,339
Phillips 66 ................... 8,418 1,120,773
Playstudios, Inc.
(f)
............. 277,748 752,697
Progressive Corp. (The) ......... 122,855 19,568,344
Prologis, Inc. ................. 27,243 3,631,492
QUALCOMM, Inc. ............. 9,443 1,365,741
Rapidsos, Inc.
(f)
............... 1,308,937 1,906,990
Regeneron Pharmaceuticals, Inc.
(f)
.. 746 655,204
ResMed, Inc. ................ 12,065 2,075,421
Roche Holding AG ............. 31,987 9,298,415
Rockwell Automation, Inc. ........ 41,408 12,856,356
Rollins, Inc. .................. 71,252 3,111,575
Roper Technologies, Inc. ......... 307 167,367
Royal Caribbean Cruises Ltd.
(f)
..... 20,898 2,706,082
RXO, Inc.
(f)
.................. 12,855 299,007
S&P Global, Inc. .............. 17,676 7,786,632
Salesforce, Inc.
(f)
.............. 80,288 21,126,984
Sanofi SA ................... 63,990 6,358,863
Sarcos Technology & Robotics Corp.
(f)
4,865 3,509
Sarcos Technology & Robotics Corp.
(f)
7,132 5,144
Sarcos Technology & Robotics Corp.
(f)
196,109 141,453
Schlumberger NV ............. 68,682 3,574,211
Schneider Electric SE ........... 4,226 850,720
Seagate Technology Holdings plc ... 16,421 1,401,861
Sempra
(e)
................... 330,582 24,704,393
Skyworks Solutions, Inc. ......... 12,727 1,430,769
Snap-on, Inc. ................ 565 163,195
Snorkel AI, Inc., (Acquired 06/30/21,
cost $234,442)
(d)(f)(h)
.......... 15,609 135,798
Sonder Holdings, Inc., Class A
(f)
.... 13,763 46,657
Security
Shares
Shares Value
United States (continued)
Space Exploration Technologies Corp.,
Class A, (Acquired 08/21/23, cost
$2,030,751)
(d)(f)(h)
............ 25,071 $ 2,030,751
Space Exploration Technologies Corp.,
Class C, (Acquired 08/21/23, cost
$2,179,629)
(d)(f)(h)
............ 26,909 2,179,629
Starbucks Corp. ............... 83,752 8,041,030
Sun Country Airlines Holdings, Inc.
(f)
. 323,187 5,083,732
Synchrony Financial ............ 105,068 4,012,547
T. Rowe Price Group, Inc.
(e)
....... 13,668 1,471,907
Tapestry, Inc. ................. 45,369 1,670,033
TE Connectivity Ltd. ............ 70,741 9,939,111
Teleflex, Inc. ................. 2,695 671,971
Tesla, Inc.
(f)
.................. 20,241 5,029,484
Texas Capital Bancshares, Inc.
(f)
.... 4,327 279,654
Thermo Fisher Scientific, Inc. ...... 42,120 22,356,875
TJX Cos., Inc. (The) ............ 184,949 17,350,066
TransDigm Group, Inc. .......... 3,609 3,650,864
Transocean Ltd.
(f)
.............. 283,053 1,797,387
Travelers Cos., Inc. (The) ........ 8,810 1,678,217
Uber Technologies, Inc.
(f)
......... 27,714 1,706,351
United Airlines Holdings, Inc.
(f)
..... 157,099 6,481,905
United Parcel Service, Inc., Class B . 64,410 10,127,184
UnitedHealth Group, Inc. ......... 56,269 29,623,940
Universal Health Services, Inc., Class B 5,949 906,866
Valero Energy Corp. ............ 95,157 12,370,410
Veralto Corp.
(e)
............... 107,392 8,834,066
VeriSign, Inc.
(f)
................ 23,957 4,934,184
Verisk Analytics, Inc. ............ 22,724 5,427,855
Verizon Communications, Inc. ..... 106,929 4,031,223
Vertex Pharmaceuticals, Inc.
(f)
..... 3,187 1,296,758
Viatris, Inc. .................. 60,128 651,186
VICI Properties, Inc. ............ 48,972 1,561,227
Visa, Inc., Class A
(e)
............ 41,033 10,682,942
Vulcan Materials Co. ........... 43,418 9,856,320
Walmart, Inc. ................. 139,671 22,019,133
Walt Disney Co. (The)
(f)
.......... 202,642 18,296,546
WEC Energy Group, Inc. ......... 12,035 1,012,986
Wells Fargo & Co. ............. 292,075 14,375,931
Williams Cos., Inc. (The) ......... 7,345 255,826
Willis Towers Watson plc ......... 6,900 1,664,280
Workday, Inc., Class A
(f)
......... 443 122,295
Wynn Resorts Ltd. ............. 6,062 552,309
Xcel Energy, Inc. .............. 12,250 758,398
Yum! Brands, Inc. ............. 814 106,357
Zoetis, Inc., Class A ............ 28,144 5,554,781
Zscaler, Inc.
(e)(f)
............... 23,750 5,262,050
1,790,135,070
Total Common Stocks — 60.8%
(Cost: $2,496,145,196) ........................... 2,735,454,689
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.4%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 455 394,855
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ 551 586,137
Oceana Australian Fixed Income Trust
12.00%, 07/31/25
(d)
.......... AUD 1,453 988,959
10.25%, 08/31/25 ........... —
(l)
1
12.50%, 07/31/26
(d)
.......... 2,180 1,486,452

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
12.50%, 07/31/27
(d)
.......... AUD 3,633 $ 2,478,926
Quintis Australia Pty. Ltd.
(a)(d)(g)(m)
13.51%, (13.51% Cash or 8.00%
PIK), 10/01/26 ........... USD 16,145 9,890,344
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 2
15,825,676
Austria — 0.1%
ams-OSRAM AG
2.13%, 11/03/27
(c)(n)
.......... EUR 2,000 1,735,961
10.50%, 03/30/29
(a)
.......... 1,506 1,803,450
12.25%, 03/30/29
(a)
.......... USD 355 394,788
3,934,199
Belgium — 0.0%
(c)
Anheuser-Busch InBev SA, 4.00%
,
09/24/25 ................. GBP 199 251,755
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)
........... 200 231,785
483,540
Brazil — 0.1%
Azul Secured Finance LLP, 11.93%
,
08/28/28
(a)
................ USD 224 231,280
Banco Votorantim SA, 4.50%
,
09/24/24
(c)
................ 244 239,745
Braskem Netherlands Finance BV
(a)
8.50%, 01/12/31 ............ 338 315,185
7.25%, 02/13/33 ............ 629 523,642
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50%, 01/23/81
(b)
... 202 173,720
Embraer Netherlands Finance BV,
7.00%
,
07/28/30
(a)
........... 375 391,834
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(c)
........... 193 149,769
Minerva Luxembourg SA, 8.88%
,
09/13/33
(a)
................ 338 357,438
Suzano Austria GmbH, Series DM3N,
3.13%
,
01/15/32 ............ 412 340,415
2,723,028
Canada — 0.3%
Garda World Security Corp.
(a)
9.50%, 11/01/27 ............ 343 345,795
7.75%, 02/15/28 ............ 197 203,818
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 12,118 12,652,357
Rogers Communications, Inc., 3.80%
,
03/15/32 ................. 503 462,872
Toronto-Dominion Bank (The), 2.88%
,
04/05/27
(c)
................ GBP 199 240,486
13,905,328
Chile — 0.0%
Engie Energia Chile SA, 3.40%
,
01/28/30
(c)
................ USD 283 242,761
Kenbourne Invest SA
6.88%, 11/26/24
(a)
........... 314 217,347
4.70%, 01/22/28
(c)
........... 372 196,230
656,338
China — 0.1%
BOC Aviation Ltd., 3.50%
,
09/18/27
(c)
350 332,017
Fantasia Holdings Group Co. Ltd.
(c)(f)(o)
11.75%, 04/17/22 ........... 716 16,110
10.88%, 01/09/23 ........... 815 18,338
Security
Par (000)
Par (000) Value
China (continued)
New Metro Global Ltd., 4.50%
,
05/02/26
(c)
................ USD 237 $ 58,290
NXP BV
4.40%, 06/01/27 ............ 1,150 1,135,441
3.40%, 05/01/30 ............ 503 461,437
5.00%, 01/15/33 ............ 923 922,012
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25
(c)
................ 220 99,000
3,042,645
Colombia — 0.0%
Promigas SA ESP, 3.75%
,
10/16/29
(a)
220 195,118
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 524 519,321
714,439
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 206 211,247
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ 303 300,667
France — 0.3%
Altice France SA
(c)
2.50%, 01/15/25 ............ EUR 215 228,079
2.13%, 02/15/25 ............ 350 371,738
BNP Paribas SA
3.38%, 01/23/26
(c)
........... GBP 199 245,868
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(b)(p)
........ USD 216 188,738
(3-mo. EURIBOR + 1.80%), 2.13%,
01/23/27
(b)(c)
............. EUR 900 964,835
1.88%, 12/14/27
(c)
........... GBP 200 229,350
Forvia SE, 2.75%
,
02/15/27
(c)
...... EUR 3,019 3,184,787
Iliad Holding SASU
(c)
5.13%, 10/15/26 ............ 2,002 2,198,810
5.63%, 10/15/28 ............ 3,001 3,321,104
Sabena Technics SAS, (Acquired
10/28/22, cost $1,932,595), (3-mo.
EURIBOR + 5.00%), 8.93%
,
09/30/29
(b)(d)(h)
.............. 1,969 2,173,677
Societe Generale SA, 1.88%
,
10/03/24
(c)
................ GBP 200 248,267
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(c)
........... 200 240,191
13,595,444
Germany — 0.6%
Adler Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ EUR 4,205 4,618,992
APCOA Parking Holdings GmbH,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 8.96%
,
01/15/27
(a)(b)
.... 2,093 2,306,316
Douglas GmbH
6.00%, 04/08/26
(a)
........... 1,698 1,850,311
6.00%, 04/08/26
(c)
........... 1,580 1,721,726
Envalior, (6M EURIBOR + 9.50%),
13.63%
,
03/31/31
(b)(d)
......... 2,351 2,335,445
IHO Verwaltungs GmbH
(b)(c)(m)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27 ............... 966 1,041,673
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28 ............... 1,029 1,235,079

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 17.25% PIK),
10/01/26
(c)(m)
............... EUR 2,032 $ 2,171,797
Mercedes-Benz International Finance
BV, 1.38%
,
06/26/26
(c)
........ 881 933,556
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(c)
................ 1,852 1,881,297
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 5,077 5,418,676
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(c)
........... 974 972,484
Volkswagen Financial Services NV
(c)
1.88%, 12/03/24 ............ GBP 100 123,098
4.25%, 10/09/25 ............ 100 125,466
26,735,916
Guatemala — 0.0%
Millicom International Cellular SA,
5.13%
,
01/15/28
(c)
........... USD 364 338,166
Hong Kong — 0.0%
(c)
AIA Group Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.76%), 2.70%
(b)(p)
.... 400 363,875
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 350 299,267
Melco Resorts Finance Ltd., 5.38%
,
12/04/29 ................. 200 176,000
839,142
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 200 200,000
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 279,000
Continuum Energy Aura Pte. Ltd.,
9.50%
,
02/24/27
(a)
........... 229 233,294
Diamond II Ltd., 7.95%
,
07/28/26
(a)
.. 200 200,750
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
185 172,512
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 250 248,125
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 282 258,030
Network i2i Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.39%), 3.98%
(b)(c)(p)
... 300 278,250
REC Ltd., 2.75%
,
01/13/27
(c)
...... 330 307,197
REI Agro Ltd.
(f)(n)(o)
5.50%, 11/13/14
(a)
........... 5,549 27,745
5.50%, 11/13/14
(c)(d)
.......... 2,291 —
ReNew Pvt Ltd., 5.88%
,
03/05/27
(c)
.. 200 190,818
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... 200 177,108
8.95%, 03/11/25
(a)
........... 359 266,070
8.95%, 03/11/25
(c)
........... 309 229,012
3,067,911
Indonesia — 0.0%
(c)
Freeport Indonesia PT, 4.76%
,
04/14/27 ................. 252 248,247
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 161 154,584
Minejesa Capital BV, 4.63%
,
08/10/30 416 394,285
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38 ............ 200 182,750
Security
Par (000)
Par (000) Value
Indonesia (continued)
Theta Capital Pte. Ltd., 8.13%
,
01/22/25 ................. USD 323 $ 287,102
1,266,968
Ireland — 0.0%
Dell Bank International DAC, 0.50%
,
10/27/26
(c)
................ EUR 469 479,019
Israel — 0.1%
Energian Israel Finance Ltd., 8.50%
,
09/30/33
(a)(c)
............... USD 261 247,859
Leviathan Bond Ltd., 6.75%
,
06/30/30
(a)
(c)
...................... 101 92,044
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(c)
........... EUR 513 514,434
3.75%, 05/09/27 ............ 1,015 1,079,442
7.38%, 09/15/29 ............ 1,703 2,053,384
7.88%, 09/15/31 ............ 889 1,109,859
5,097,022
Italy — 0.5%
Azzurra Aeroporti SpA, 2.13%
,
05/30/24
(c)
................ 4,034 4,403,902
Cerved Group SpA
(a)
6.00%, 02/15/29 ............ 628 630,053
(3-mo. EURIBOR at 5.25% Floor +
5.25%), 9.18%, 02/15/29
(b)
... 2,003 2,136,694
Forno d'Asolo SpA, (3-mo. EURIBOR
at 5.50% Floor + 5.50%), 9.43%
,
04/30/27
(a)(b)
............... 5,566 5,545,489
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 1,805 1,901,152
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. 2,304 2,378,962
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$2,752,489), (3-mo. EURIBOR +
3.25%), 7.24%
,
08/15/27
(b)(d)(h)
... 2,538 2,707,802
19,704,054
Japan — 0.1%
Nissan Motor Co. Ltd., 2.65%
,
03/17/26
(c)
................ 535 576,260
Rakuten Group, Inc., 10.25%
,
11/30/24
(a)
................ USD 455 464,099
Takeda Pharmaceutical Co. Ltd.,
2.25%
,
11/21/26
(c)
........... EUR 850 916,314
1,956,673
Kuwait — 0.0%
MEGlobal BV
4.25%, 11/03/26
(c)
........... USD 267 257,655
2.63%, 04/28/28
(c)
........... 260 233,513
2.63%, 04/28/28
(a)
........... 289 259,558
750,726
Luxembourg — 0.2%
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 2,664 1,764,471
INEOS Finance plc
3.38%, 03/31/26
(c)
........... 999 1,079,261
6.63%, 05/15/28
(a)
........... 957 1,081,571
6.75%, 05/15/28
(a)
........... USD 561 550,847
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ EUR 3,102 3,308,857
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26
(a)
........... 1,769 1,839,620
9,624,627

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Macau — 0.0%
Sands China Ltd.
(q)
5.38%, 08/08/25 ............ USD 400 $ 393,500
5.65%, 08/08/28 ............ 200 197,300
4.62%, 06/18/30 ............ 200 182,000
Studio City Co. Ltd., 7.00%
,
02/15/27
(c)
300 294,750
Studio City Finance Ltd., 5.00%
,
01/15/29
(c)
................ 334 279,099
Wynn Macau Ltd., 5.63%
,
08/26/28
(c)
254 234,712
1,581,361
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 200 182,568
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 297,154
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 300 286,688
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 200 199,420
965,830
Mexico — 0.0%
(a)
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(b)(p)
................. 253 231,591
Braskem Idesa SAPI, 6.99%
,
02/20/32 768 434,012
665,603
Netherlands — 0.1%
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%
,
07/12/28
(b)(c)
... GBP 200 232,021
GTCR W-2 Merger Sub LLC, 8.50%
,
01/15/31
(a)
................ 323 444,649
ING Groep NV, 3.00%
,
02/18/26
(c)
... 200 245,702
Sigma Holdco BV, 5.75%
,
05/15/26
(c)
EUR 1,876 1,849,590
Trivium Packaging Finance BV
(a)(q)
5.50%, 08/15/26 ............ USD 662 649,494
8.50%, 08/15/27 ............ 216 211,788
3,633,244
Oman — 0.0%
EDO Sukuk Ltd., 5.88%
,
09/21/33
(a)
. 615 633,066
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. 200 190,382
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
200 173,236
363,618
Saudi Arabia — 0.0%
Gaci First Investment Co., 5.13%
,
02/14/53
(c)
................ 271 244,662
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(c)
........... 508 479,266
South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26 ............ 200 186,000
6.50%, 09/27/28 ............ 422 398,394
8.75%, 05/03/29
(a)
........... 281 286,185
870,579
South Korea — 0.1%
LG Chem Ltd., 2.38%
,
07/07/31
(c)
... 360 298,199
POSCO
(a)
5.63%, 01/17/26 ............ 200 201,634
5.75%, 01/17/28 ............ 200 204,702
Security
Par (000)
Par (000) Value
South Korea (continued)
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(c)(p)
................ USD 500 $ 451,719
SK Battery America, Inc., 2.13%
,
01/26/26
(c)
................ 480 443,318
SK Hynix, Inc.
(c)
6.38%, 01/17/28 ............ 200 206,220
2.38%, 01/19/31 ............ 250 202,687
2,008,479
Spain — 0.0%
(c)
Banco Santander SA, (GUKG1 +
1.80%), 3.13%
,
10/06/26
(b)
..... GBP 700 856,809
Telefonica Emisiones SA, 5.38%
,
02/02/26 ................. 401 516,704
1,373,513
Sweden — 0.1%
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(c)
.......... 199 228,950
Verisure Holding AB
3.88%, 07/15/26
(c)
........... EUR 499 539,909
3.25%, 02/15/27
(c)
........... 940 994,160
9.25%, 10/15/27
(a)
........... 1,014 1,200,864
7.13%, 02/01/28
(a)
........... 513 594,577
Verisure Midholding AB, 5.25%
,
02/15/29
(c)
................ 1,995 2,097,767
5,656,227
Switzerland — 0.1%
Credit Suisse AG
7.95%, 01/09/25 ............ USD 878 897,335
2.95%, 04/09/25 ............ 963 933,260
5.00%, 07/09/27 ............ 956 956,202
UBS Group AG
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a)(p)
......... 225 202,662
(1-Year EUR Swap Annual +
0.77%), 0.65%, 01/14/28
(c)
... EUR 1,840 1,855,560
4,845,019
Thailand — 0.1%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(b)(c)(p)
........ USD 200 192,500
5.30%, 09/21/28
(a)
........... 457 464,710
5.50%, 09/21/33
(a)
........... 457 469,508
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(b)(c)
.. 200 177,052
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 3.34%
,
10/02/31
(b)(c)
............... 200 184,020
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(p)
..................... 282 261,202
1,748,992
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/24
(a)(d)(f)(g)(n)(o)
........... 21,400 909,500

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ukraine — 0.0%
(c)
Metinvest BV, 7.65%
,
10/01/27 ..... USD 202 $ 129,280
MHP Lux SA, 6.25%
,
09/19/29 ..... 268 178,220
VF Ukraine PAT, 6.20%
,
02/11/25 ... 334 255,510
563,010
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC,
4.70%
,
04/24/33
(a)
........... 200 201,934
DAE Funding LLC, 1.55%
,
08/01/24
(c)
243 236,165
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(p)
... 404 402,247
GEMS MENASA Cayman Ltd., 7.13%
,
07/31/26
(a)
................ 358 350,840
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(c)(p)
..................... 202 198,339
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(a)
................ 314 305,478
Shelf Drilling Holdings Ltd., 9.63%
,
04/15/29
(a)
................ 2,851 2,769,034
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 874 874,000
5,338,037
United Kingdom — 1.4%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$2,295,503)
(d)(h)
............. GBP 1,860 2,299,388
Barclays plc
3.00%, 05/08/26
(c)
........... 199 240,541
3.25%, 02/12/27
(c)
........... 199 239,547
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(b)(p)
......... USD 216 167,920
BCP V Modular Services Finance II plc
4.75%, 11/30/28
(c)
........... EUR 2,056 2,096,637
6.13%, 11/30/28
(a)
........... GBP 2,882 3,278,635
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 3,843 3,478,155
Bellis Acquisition Co. plc, 3.25%
,
02/16/26
(c)
................ GBP 6,123 7,226,449
Bellis Finco plc, 4.00%
,
02/16/27
(c)
.. 2,056 2,268,555
BG Energy Capital plc, 5.13%
,
12/01/25
(c)
................ 366 472,055
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. 2,728 3,077,362
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 1,103 1,194,446
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 3,896 3,872,662
Deuce Finco plc
5.50%, 06/15/27
(a)
........... GBP 3,304 3,917,906
5.50%, 06/15/27
(c)
........... 3,063 3,632,126
eG Global Finance plc
(a)
11.00%, 11/30/28 ........... EUR 1,591 1,866,159
12.00%, 11/30/28 ........... USD 1,613 1,717,893
HSBC Holdings plc
(b)
(3-mo. EURIBOR + 1.45%), 3.02%,
06/15/27
(c)
.............. EUR 853 929,756
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 267 312,486
Informa plc, 3.13%
,
07/05/26
(c)
..... 200 243,903
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 1,008 $ 1,062,985
6.50%, 02/15/27 ............ GBP 1,817 2,145,810
Lloyds Banking Group plc, 2.25%
,
10/16/24
(c)
................ 412 511,506
Market Bidco Finco plc, 5.50%
,
11/04/27
(c)
................. 2,059 2,309,564
Marks & Spencer plc, 3.75%
,
05/19/26
(c)
................ 1,820 2,246,973
National Grid plc, 0.16%
,
01/20/28
(c)
. EUR 1,236 1,208,181
NatWest Group plc
(b)(c)
(BPSW1 + 1.49%), 2.88%, 09/19/26 GBP 200 244,103
(BPSW1 + 2.01%), 3.13%, 03/28/27 199 240,963
Punch Finance plc, 6.13%
,
06/30/26
(c)
2,034 2,407,913
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(c)
........... 199 245,348
Virgin Media Secured Finance plc
(c)
5.00%, 04/15/27 ............ 3,019 3,740,958
4.25%, 01/15/30 ............ 1,232 1,368,526
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 2,083 2,439,661
Vmed O2 UK Financing I plc, 4.50%
,
07/15/31
(c)
................ 1,029 1,131,121
63,836,193
United States — 4.7%
AbbVie, Inc., 1.38%
,
05/17/24 ..... EUR 853 932,479
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 319 284,303
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 325 341,262
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
431 421,708
Alteryx, Inc., 8.75%
,
03/15/28
(a)
.... 390 415,105
American Tower Corp.
0.45%, 01/15/27 ............ EUR 2,157 2,177,483
5.25%, 07/15/28 ............ USD 2,060 2,092,302
Amgen, Inc.
5.50%, 12/07/26
(c)
........... GBP 200 262,451
5.15%, 03/02/28 ............ USD 3,074 3,147,010
2.30%, 02/25/31 ............ 502 429,412
2.00%, 01/15/32 ............ 503 412,440
3.35%, 02/22/32 ............ 1,526 1,394,455
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 430 435,373
Ardagh Metal Packaging Finance USA
LLC
(c)
2.00%, 09/01/28 ............ EUR 3,474 3,395,771
3.00%, 09/01/29 ............ 1,029 912,861
Ardagh Packaging Finance plc, 5.25%
,
08/15/27
(a)
................ USD 325 252,481
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 373 452,823
5.50%, 03/15/27
(c)
........... 200 261,148
Bank of America Corp.
(b)
(3-mo. EURIBOR + 0.91%), 1.95%,
10/27/26
(c)
.............. EUR 875 937,360
(3-mo. CME Term SOFR + 1.25%),
2.50%, 02/13/31 .......... USD 1,140 978,937
(1-day SOFR + 2.15%), 2.59%,
04/29/31 ............... 799 688,570
(1-day SOFR + 1.53%), 1.90%,
07/23/31 ............... 245 200,425
(1-day SOFR + 1.37%), 1.92%,
10/24/31 ............... 725 588,592
Bausch & Lomb Escrow Corp., 8.38%
,
10/01/28
(a)
................ 204 215,208

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Becton Dickinson & Co.
0.03%, 08/13/25 ............ EUR 681 $ 711,885
3.70%, 06/06/27 ............ USD 1,147 1,111,496
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 1,455 1,639,014
Big River Steel LLC, 6.63%
,
01/31/29
(a)
USD 866 882,956
Broadcom Corp., 3.88%
,
01/15/27 .. 705 688,014
Broadcom, Inc.
1.95%, 02/15/28
(a)
........... 1,308 1,173,325
4.15%, 11/15/30 ............ 502 479,501
2.45%, 02/15/31
(a)
........... 530 453,183
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 1,680 1,668,762
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 489 431,862
Churchill Downs, Inc., 5.75%
,
04/01/30
(a)
................ 484 471,896
Citigroup, Inc.
(3-mo. EURIBOR + 1.66%), 1.25%,
07/06/26
(b)(c)
............. EUR 872 926,449
1.75%, 10/23/26 ............ GBP 316 372,606
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30
(b)
......... USD 251 238,180
(1-day SOFR + 1.15%), 2.67%,
01/29/31
(b)
.............. 933 809,303
(1-day SOFR + 2.11%), 2.57%,
06/03/31
(b)
.............. 1,007 860,196
(1-day SOFR + 1.17%), 2.56%,
05/01/32
(b)
.............. 672 560,668
Citizens Bank NA
(b)
(1-day SOFR + 1.40%), 4.12%,
05/23/25 ............... 250 243,977
(1-day SOFR + 1.45%), 6.06%,
10/24/25 ............... 250 243,892
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 932 903,857
8.38%, 07/01/28 ............ 2,181 2,276,844
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 1,030 981,014
9.00%, 09/30/29 ............ 242 230,010
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 611 569,676
Comcast Corp., 0.25%
,
09/14/29 ... EUR 513 489,296
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ USD 699 569,685
Concentrix Corp., 6.65%
,
08/02/26 .. 790 809,755
Coty, Inc.
3.88%, 04/15/26
(c)
........... EUR 2,522 2,773,321
5.75%, 09/15/28
(c)
........... 327 379,402
6.63%, 07/15/30
(a)
........... USD 201 206,489
Crown Castle, Inc., 2.90%
,
03/15/27 . 830 776,174
CSC Holdings LLC
5.25%, 06/01/24 ............ 2,767 2,708,633
5.50%, 04/15/27
(a)
........... 1,910 1,765,408
Dell International LLC
4.00%, 07/15/24 ............ 678 672,035
5.25%, 02/01/28 ............ 894 916,231
DISH DBS Corp., 5.88%
,
11/15/24 .. 527 494,201
DISH Network Corp., 0.00%
,
12/15/25
(n)
(r)
....................... 1,028 637,360
Duke Energy Corp., 3.10%
,
06/15/28 EUR 861 936,338
Security
Par (000)
Par (000) Value
United States (continued)
Edison International, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ USD 380 $ 382,850
Elevance Health, Inc., 3.65%
,
12/01/27 2,552 2,475,399
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 200 206,079
7.50%, 06/01/30 ............ 210 225,754
Equinix, Inc., 1.55%
,
03/15/28 ..... 1,053 923,690
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 3,662 3,767,649
Fidelity National Information Services,
Inc., 1.50%
,
05/21/27 ......... EUR 911 951,188
First Horizon Bank, 5.75%
,
05/01/30 . USD 800 754,258
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 140 143,776
FREED Corp., 12.00%
,
11/30/28
(d)
.. 6,387 6,195,390
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 1,284 1,240,474
8.75%, 05/15/30 ............ 2,184 2,246,700
8.63%, 03/15/31 ............ 1,810 1,845,479
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 2,035 1,968,623
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,306 1,240,700
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 79 74,260
GCI LLC, 4.75%
,
10/15/28
(a)
...... 321 294,514
General Mills, Inc.
0.13%, 11/15/25 ............ EUR 1,443 1,503,708
0.45%, 01/15/26 ............ 1,135 1,181,776
Global Payments, Inc., 4.88%
,
03/17/31 ................. 423 489,555
Goldman Sachs Group, Inc. (The)
0.25%, 01/26/28
(c)
........... 999 976,474
7.25%, 04/10/28 ............ GBP 204 284,361
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. USD 1,129 546,089
GrafTech Global Enterprises, Inc.,
9.88%
,
12/15/28
(a)
........... 206 158,877
HCA, Inc.
5.63%, 09/01/28 ............ 1,234 1,262,835
3.50%, 09/01/30 ............ 1,295 1,173,952
Homes by WestBay LLC, 9.50%
,
04/30/27
(d)
................ 5,001 4,725,945
International Business Machines Corp.,
3.38%
,
02/06/27 ............ EUR 837 934,599
JPMorgan Chase & Co.
(b)
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(c)
... GBP 479 576,294
Series KK, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.85%),
3.65%
(p)
................ USD 202 184,857
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27
(c)
.............. EUR 909 953,273
(1-day SOFR + 1.57%), 6.09%,
10/23/29 ............... USD 783 823,256
Kraft Heinz Foods Co., 4.13%
,
07/01/27
(c)
................ GBP 100 125,983
Landsea Homes Corp., 11.00%
,
07/17/28
(d)
................ USD 10,050 9,761,565
Lessen, Inc., (3-mo. CME Term SOFR
+ 8.50%), 13.40%
,
01/05/28
(a)(b)(d)
. 4,681 4,277,314

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Level 3 Financing, Inc.
(a)
4.63%, 09/15/27 ............ USD 1,327 $ 796,200
11.00%, 11/15/29
(s)
.......... 3,356 3,355,907
LGI Homes, Inc., 8.75%
,
12/15/28
(a)
. 1,794 1,908,367
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(n)
............... 884 44,200
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 3,846 2,877,193
Lowe's Cos., Inc., 2.63%
,
04/01/31 .. 503 440,144
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 4,252 4,327,180
Morgan Stanley
(b)
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 1,109 1,174,443
(3-mo. CME Term SOFR + 1.40%),
3.77%, 01/24/29 .......... USD 1,265 1,206,408
(1-day SOFR + 1.14%), 2.70%,
01/22/31 ............... 102 89,166
(1-day SOFR + 1.18%), 2.24%,
07/21/32 ............... 271 221,201
Nasdaq, Inc., 4.50%
,
02/15/32 ..... EUR 615 726,228
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ USD 134 132,995
5.50%, 08/15/28 ............ 1,040 1,000,042
5.13%, 12/15/30 ............ 914 826,377
NCR Atleos Escrow Corp., 9.50%
,
04/01/29
(a)
................ 1,010 1,073,121
Netflix, Inc.
3.63%, 05/15/27 ............ EUR 1,650 1,842,174
4.88%, 04/15/28 ............ USD 915 927,235
New Home Co., Inc. (The), 8.25%
,
10/15/27
(a)(q)
............... 494 460,655
Nexstar Media, Inc., 4.75%
,
11/01/28
(a)
409 376,885
Northern States Power Co., 4.50%
,
06/01/52 ................. 1,098 1,009,233
Olympus Water US Holding Corp.
(a)
7.13%, 10/01/27 ............ 613 613,687
9.75%, 11/15/28 ............ 3,547 3,764,761
Oncor Electric Delivery Co. LLC,
4.10%
,
11/15/48 ............ 642 551,203
ONEOK Partners LP, 4.90%
,
03/15/25 2,278 2,264,737
Oracle Corp.
2.30%, 03/25/28 ............ 1,263 1,150,802
2.95%, 04/01/30 ............ 794 716,622
2.88%, 03/25/31 ............ 1,792 1,587,448
Pacific Gas & Electric Co., 3.30%
,
12/01/27 ................. 1,000 933,318
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 1,275 1,147,500
PennyMac Financial Services, Inc.,
7.88%
,
12/15/29
(a)
........... 654 673,206
Permian Resources Operating LLC
(a)
8.00%, 04/15/27 ............ 1,134 1,175,477
7.00%, 01/15/32 ............ 456 470,443
Pfizer Investment Enterprises Pte. Ltd.,
4.75%
,
05/19/33 ............ 578 579,297
PG&E Corp., 4.25%
,
12/01/27
(a)(n)
... 740 775,520
Pioneer, Inc., 10.50%
,
(10.50% Cash or
11.63% PIK), 11/18/30
(a)(b)(d)(m)
.... 3,480 3,479,555
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
3,015 2,815,844
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 471 410,971
Security
Par (000)
Par (000) Value
United States (continued)
PPG Industries, Inc., 1.88%
,
06/01/25 EUR 841 $ 906,944
Procter & Gamble Co. (The), 4.88%
,
05/11/27 .................. 581 682,411
Rain Carbon, Inc., 12.25%
,
09/01/29
(a)
USD 134 130,985
Rand Parent LLC, 8.50%
,
02/15/30
(a)
1,904 1,820,844
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 1,822 1,862,995
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 261 250,560
8.63%, 06/01/27 ............ 1,620 1,474,231
11.25%, 12/15/27 ........... 1,321 1,297,921
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 1,296 1,397,771
8.50%, 07/15/31
(a)
........... 781 847,622
9.63%, 12/01/32 ............ 1,235 1,412,223
Service Properties Trust
4.50%, 03/15/25 ............ 485 473,481
7.50%, 09/15/25 ............ 817 826,080
8.63%, 11/15/31
(a)
........... 1,393 1,459,074
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 646 669,398
Sonder Holdings Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 14.61%
,
01/19/27
(b)(d)
... 4,632 4,035,649
Southern California Edison Co., 5.30%
,
03/01/28 ................. 1,112 1,141,286
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 1,046 1,144,610
9.75%, 11/15/30 ............ 2,781 2,989,503
Sprint Spectrum Co. LLC, 4.74%
,
03/20/25
(a)
................ 300 297,400
Stem, Inc., 0.50%
,
12/01/28
(a)(n)
.... 166 84,313
Tapestry, Inc., 7.35%
,
11/27/28 ..... 835 875,910
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 1,312 1,120,120
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 435 377,347
Texas Capital Bank NA, (3-mo. LIBOR
USD + 4.50%), 10.09%
,
09/30/24
(a)(b)
2,087 2,073,292
Thermo Fisher Scientific, Inc., 1.38%
,
09/12/28 ................. EUR 917 945,595
T-Mobile USA, Inc.
4.95%, 03/15/28 ............ USD 794 804,663
3.50%, 04/15/31 ............ 754 689,299
2.70%, 03/15/32 ............ 1,169 996,223
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 348 361,046
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 354 370,211
Uber Technologies, Inc., Series 2028,
0.88%
,
12/01/28
(a)(n)
.......... 3,623 3,940,012
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 1,227 1,243,939
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
................ 815 840,770
Vantage Drilling International, 9.50%
,
02/15/28
(a)
................ 1,103 1,086,470
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 100 126,441
1.13%, 11/03/28 ............ 199 219,321
4.25%, 10/31/30 ............ EUR 796 931,142
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... USD 1,253 1,212,277
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 2,339 2,307,176
7.75%, 10/15/31 ............ 970 1,007,431

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo & Co.
1.38%, 10/26/26
(c)
........... EUR 909 $ 947,225
1.50%, 05/24/27
(c)
........... 1,390 1,439,871
(1-day SOFR + 1.98%), 4.81%,
07/25/28
(b)
.............. USD 1,832 1,818,574
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 1,789 1,752,293
210,188,043
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 1,203 1,151,187
6.88%, 03/01/26 ............ 720 644,537
6.88%, 10/15/27 ............ 1,012 855,150
2,650,874
Total Corporate Bonds — 9.7%
(Cost: $481,865,523) ............................. 433,807,891
Fixed Rate Loan Interests
United States — 0.2%
(d)
CML ST Regis Aspen, Term Loan,
8.26%
,
 02/09/27 ............ 4,148 4,147,953
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26 ... 3,709 3,546,023
7,693,976
Total Fixed Rate Loan Interests — 0.2%
(Cost: $7,837,037) .............................. 7,693,976
Floating Rate Loan Interests
Colombia — 0.0%
Ecopetrol SA, Term Loan, (1-mo.
CME Term SOFR + 0.00%),
10.14%
,
 09/06/30
(b)
.......... 500 496,250
France — 0.2%
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR + 4.00%),
7.91%
,
 11/17/27
(b)
........... EUR 7,151 7,876,563
Germany — 0.1%
Mosel Bidco SE, Facility Term Loan
B, (3-mo. EURIBOR + 4.75%),
8.68%
,
 09/16/30
(b)
........... 3,529 3,894,981
Jersey, Channel Islands — 0.1%
(b)(d)
Vita Global FinCo Ltd., Additional
Facility Term Loan, (6-mo. SONIA +
7.00%), 12.19%
,
 07/06/27 ...... GBP 1,297 1,564,935
Vita Global FinCo Ltd., Facility Term
Loan B, (6-mo. EURIBOR + 7.00%),
10.95%
,
 07/06/27 ........... EUR 2,162 2,252,967
3,817,902
Luxembourg — 0.1%
Speed Midco 3 SARL, Facility Term
Loan B, (3-mo. EURIBOR + 6.40%),
10.33%
,
 05/16/29
(b)(d)
......... 6,106 6,842,026
Security
Par (000)
Par (000) Value
Netherlands — 0.4%
(b)
Cypher Bidco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.50%),
8.59%
,
 01/01/28
(d)
........... EUR 5,188 $ 5,411,812
Sigma Holdco BV, Facility Term Loan,
(6-mo. SONIA + 5.75%), 10.96% -
10.98%
,
 01/02/28 ........... GBP 3,364 4,065,765
Ziggo BV, Facility Term Loan H,
(6-mo. EURIBOR + 3.00%),
6.93%
,
 01/31/29 ............ EUR 9,179 9,848,370
19,325,947
Spain — 0.1%
Promontoria Challenger I SA, Term
Loan, (1-mo. EURIBOR + 3.25%),
7.07%
,
 12/20/24
(b)(d)
.......... 5,175 5,698,480
United Kingdom — 0.4%
(b)
CML Project Horizons, Term Loan,
(3-mo. LIBOR GBP + 3 . 75%),
8.96%
,
 04/12/26
(d)
........... GBP 3,756 4,766,956
Market Bidco Ltd., Facility Term Loan
B1, 11/04/27
(t)
.............. EUR 1,530 1,600,639
Market Bidco Ltd., Facility Term Loan
B2, (3-mo. SONIA + 5.50%),
10.83%
,
 11/04/27 ........... GBP 2,020 2,436,398
Mercia, Term Loan A1, (3-mo. LIBOR
GBP + 2.40%), 7.62%
,
 04/08/26
(d)
1,595 2,018,459
Mercia, Term Loan A2, (3-mo. LIBOR
GBP + 2.40%), 7.62%
,
 04/08/26
(d)
4,864 6,154,502
Mercia, Term Loan B1, (3-mo. LIBOR
GBP + 2.40%), 7.62%
,
 04/08/26
(d)
280 354,520
17,331,474
United States — 1.3%
(b)
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 4.75%), 10.22%
,
 02/02/26 .... USD 2,427 2,248,313
Alorica, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.50% Floor +
6.88%), 12.23%
,
 12/21/27
(d)
..... 2,699 2,644,942
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Cap + 5.60%), 10.81%
,
 02/01/30 . 2,528 2,477,378
American Auto Auction Group LLC,
1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.75% Cap + 5.00%),
10.50%
,
 12/30/27 ........... 387 379,828
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR at 1.00% Cap +
10.00%), 0.00%
,
 12/15/27
(d)
..... 100 —
City Brewing Co. LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Cap + 3.50%),
9.16%
,
 04/05/28 ............ 586 459,690
CML Trigrams, Term Loan, (1-mo.
CME Term SOFR + 2.86%),
8.23%
,
 09/15/24
(d)
........... 6,496 6,479,945
DirecTV Financing LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Cap + 5.00%), 10.65%
,
 08/02/27 . 1,137 1,135,336
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Cap + 5.25%), 10.71%
,
 12/21/28
(d)
802 729,832

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
DS Parent, Inc., Term Loan B, (6-mo.
CME Term SOFR at 0.75% Cap +
5.75%), 11.21%
,
 12/10/28 ...... USD 1,173 $ 1,170,841
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.11%
,
 09/03/30 2,371 2,372,836
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.79%
,
 12/29/27 951 849,402
Galaxy Universal LLC, Term Loan,
(3-mo. SONIA at 1.00% Floor +
5.75%), 11.28%
,
 11/12/26
(d)
..... 4,701 4,613,161
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.28%
,
 08/31/27 ........... 2,533 1,663,612
Green Plains Operating Co. LLC, Term
Loan, (3-mo. CME Term SOFR +
8.00%), 13.52%
,
 07/20/26
(d)
..... 3,325 3,200,549
Helios Service Partners LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 6.50%),
12.15%
,
 03/19/27
(d)
.......... 115 115,167
Helios Service Partners LLC, 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 6.25%),
11.86%
,
 03/19/27
(d)
.......... 605 600,775
Helios Service Partners LLC,
Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR at
1.00% Floor + 6.50%), 12.13% -
12.17%
,
 03/19/27
(d)
.......... 516 515,594
Helios Service Partners LLC, Delayed
Draw 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.25%), 11.89%
,
 03/19/27
(d)
..... 614 610,115
Hydrofarm Holdings Group, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 5.50%),
11.15%
,
 10/25/28
(d)
.......... 597 477,241
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Cap + 4.00%), 9.61%
,
 04/26/28 .. 899 890,685
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Cap + 4.75%), 10.22%
,
 10/04/28 . 464 455,440
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 6.00%),
11.54%
,
 12/22/26 ........... 424 424,634
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.22%
,
 03/01/27 ............ 731 694,450
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. CME Term
SOFR at 1.00% Cap + 7.50%),
13.15%
,
 09/03/26 ........... 769 551,931
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.01%
Cap + 6.00%), 11.45%
,
 01/24/30 . 119 95,158
Nieslsen Consumer, Inc., Term Loan,
(1-mo. EURIBOR + 6.50%),
10.34%
,
 03/06/28 ........... EUR 2,063 2,257,632
Security
Par (000)
Par (000) Value
United States (continued)
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(d)
(3-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.61%, 03/19/27 ......... USD 1,151 $ 1,151,281
(1-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.6 1%, 03/19/27 ......... 195 192,620
Orion Group HoldCo LLC, Term Loan
(d)
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.61%, 03/19/27 98 98,485
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.6 1%, 03/19/27 19 19,241
Quartz AcquireCo LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.86%
,
 06/28/30
(d)
........... 979 980,994
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Cap + 4.75%),
10.22%
,
 04/27/28 ........... 1,607 1,207,791
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Cap + 7.75%),
13.22%
,
 04/27/29 ........... 1,749 1,058,271
Roper Industrial Products Investment
Co. LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap +
4.00%), 9.35%
,
 11/22/29 ....... 2,331 2,334,909
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR
at 0.75% Floor + 4.00%), 9.46% -
9.47%
,
 03/16/27 ............ 1,750 1,751,078
Sheraton Austin, Term Loan, (1-mo.
LIBOR USD at 0.25% Floor +
3.48%), 8.94%
,
 06/01/24
(d)
..... 4,386 4,289,446
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap +
3.50%), 8.96%
,
 04/03/28 ...... 928 823,239
Vaco Holdings LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Cap +
5.00%), 10.43%
,
 01/21/29 ...... 962 946,615
Vinoy St. Petersburg (The), Term
Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 2.67%), 0.00% -
7.99%
,
 06/09/26
(d)
........... 4,746 4,578,146
Xerox Corp., Term Loan B, (1-mo.
CME Term SOFR + 4.00%),
9.36%
,
 11/15/29 ............ 579 578,276
58,124,879
Total Floating Rate Loan Interests — 2.7%
(Cost: $128,080,580) ............................. 123,408,502
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo
3.75%, 08/05/26
(c)
........... 283 268,109
6.15%, 05/10/33
(a)
........... 230 230,140
498,249
Colombia — 0.0%
Ecopetrol SA
4.13%, 01/16/25 ............ 552 537,165

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
8.88%, 01/13/33 ............ USD 439 $ 475,903
1,013,068
Hungary — 0.0%
Magyar Export-Import Bank Zrt.,
6.00%
,
05/16/29
(c)
........... EUR 416 486,362
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 561 527,515
Mexico — 0.1%
Petroleos Mexicanos
3.75%, 02/21/24
(c)
........... EUR 106 116,346
4.25%, 01/15/25 ............ USD 247 239,436
6.50%, 03/13/27 ............ 108 100,372
8.75%, 06/02/29 ............ 540 520,290
5.95%, 01/28/31 ............ 605 480,067
6.70%, 02/16/32 ............ 348 287,970
1,744,481
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 202 151,514
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 536 529,418
Poland — 0.0%
Bank Gospodarstwa Krajowego,
6.25%
,
10/31/28
(a)
........... 200 210,960
South Korea — 0.0%
Korea National Oil Corp., 4.88%
,
04/03/28
(c)
................ 200 201,108
Total Foreign Agency Obligations — 0.1%
(Cost: $5,269,551) .............................. 5,362,675
Foreign Government Obligations
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 ............ 875 346,719
0.75%, 07/09/30
(q)
........... 8,318 3,321,239
3.62%, 07/09/35
(q)
........... 10,268 3,475,522
4.25%, 01/09/38
(q)
........... 3,485 1,375,113
8,518,593
Bahrain — 0.0%
Kingdom of Bahrain
(c)
5.45%, 09/16/32 ............ 341 312,548
7.50%, 09/20/47 ............ 263 247,055
559,603
Brazil — 0.4%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 28 5,837,874
10.00%, 01/01/27 ........... 66 13,622,804
19,460,678
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. USD 551 490,907
Colombia — 0.3%
Republic of Colombia
4.50%, 01/28/26 ............ 669 655,620
3.88%, 03/22/26 ............ EUR 148 161,320
Security
Par (000)
Par (000) Value
Colombia (continued)
3.88%, 04/25/27 ............ USD 441 $ 420,190
5.75%, 11/03/27 ............ COP 6,183,500 1,411,733
6.00%, 04/28/28 ............ 18,826,400 4,277,310
7.00%, 03/26/31 ............ 17,656,600 3,928,078
3.13%, 04/15/31 ............ USD 473 384,460
8.00%, 04/20/33 ............ 312 340,567
8.00%, 11/14/35 ............ 200 218,563
11,797,841
Costa Rica — 0.0%
Republic of Costa Rica
6.55%, 04/03/34
(c)
........... 232 240,236
7.30%, 11/13/54
(a)
........... 229 248,213
488,449
Czech Republic — 0.3%
Czech Republic
2.75%, 07/23/29 ............ CZK 128,840 5,464,066
5.00%, 09/30/30 ............ 108,490 5,208,587
10,672,653
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(c)
........... USD 359 364,995
5.95%, 01/25/27
(c)
........... 505 506,051
4.50%, 01/30/30
(a)
........... 576 529,200
7.05%, 02/03/31
(a)
........... 165 173,077
4.88%, 09/23/32
(a)
........... 929 844,591
2,417,914
Egypt — 0.0%
Arab Republic of Egypt
(a)
8.50%, 01/31/47 ............ 268 166,328
7.50%, 02/16/61 ............ 303 176,213
342,541
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(a)
........... 264 258,456
5.25%, 08/10/29
(c)
........... 560 548,240
7.05%, 10/04/32
(a)
........... 430 456,875
3.70%, 10/07/33
(c)
........... 240 199,680
6.60%, 06/13/36
(a)
........... 225 231,187
1,694,438
Honduras — 0.0%
Republic of Honduras, 5.63%
,
06/24/30
(a)
................ 211 187,790
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ............ 90 89,977
6.75%, 10/22/28 ............ HUF 956,760 2,860,185
5.25%, 06/16/29
(a)
........... USD 535 537,959
3,488,121
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(c)
........... 273 245,662
Indonesia — 0.5%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 280 278,250
Republic of Indonesia
5.50%, 04/15/26 ............ IDR 16,258,000 1,035,857
8.38%, 09/15/26 ............ 25,626,000 1,745,903
7.00%, 05/15/27 ............ 74,946,000 4,957,622
4.65%, 09/20/32 ............ USD 1,060 1,058,344

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
8.25%, 05/15/36 ............ IDR 74,445,000 $ 5,475,675
7.13%, 06/15/38 ............ 98,671,000 6,703,245
21,254,896
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ............ USD 940 921,494
5.88%, 10/17/31 ............ EUR 156 154,026
1,075,520
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(c)
................ USD 200 195,375
Mexico — 0.2%
United Mexican States
3.75%, 01/11/28 ............ 496 477,865
8.50%, 03/01/29 ............ MXN 215 1,237,813
2.66%, 05/24/31 ............ USD 673 567,633
7.50%, 05/26/33 ............ MXN 875 4,684,659
6.35%, 02/09/35 ............ USD 553 578,404
8.50%, 11/18/38 ............ MXN 172 966,446
8,512,820
Morocco — 0.0%
Kingdom of Morocco, 5.95%
,
03/08/28
(a)
................ USD 239 244,826
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 325 311,289
7.63%, 11/28/47
(c)
........... 487 385,125
696,414
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
................ EUR 196 225,533
Oman — 0.0%
(c)
Oman Government Bond
6.50%, 03/08/47 ............ USD 505 514,469
6.75%, 01/17/48 ............ 605 631,658
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ................. 241 239,117
1,385,244
Panama — 0.0%
Republic of Panama
6.40%, 02/14/35 ............ 557 543,075
6.85%, 03/28/54 ............ 440 410,850
953,925
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 200 164,000
5.60%, 03/13/48 ............ 210 191,940
355,940
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 497 431,924
1.86%, 12/01/32 ............ 947 739,844
1,171,768
Philippines — 0.0%
Republic of Philippines, 2.65%
,
12/10/45 ................. 467 330,111
Security
Par (000)
Par (000) Value
Poland — 0.4%
Republic of Poland
2.50%, 07/25/26 ............ PLN 32,286 $ 7,728,619
2.75%, 10/25/29 ............ 38,265 8,686,658
4.88%, 10/04/33 ............ USD 217 219,333
4.25%, 02/14/43
(c)
........... EUR 145 168,235
5.50%, 04/04/53 ............ USD 332 345,416
17,148,261
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 266 263,582
2.88%, 03/11/29
(c)
........... EUR 553 551,890
2.50%, 02/08/30
(c)
........... 582 556,102
2.12%, 07/16/31
(c)
........... 327 286,963
1,658,537
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 621 620,806
5.00%, 01/18/53
(a)
........... 480 451,050
1,071,856
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
317 282,328
South Africa — 0.4%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 144,595 8,272,873
4.85%, 09/30/29 ............ USD 439 411,014
8.00%, 01/31/30 ............ ZAR 58,078 2,920,881
7.00%, 02/28/31 ............ 57,739 2,643,326
5.88%, 04/20/32 ............ USD 424 401,613
9.00%, 01/31/40 ............ ZAR 60,280 2,567,899
8.75%, 01/31/44 ............ 26,361 1,067,857
5.00%, 10/12/46 ............ USD 701 516,111
18,801,574
Spain — 1.9%
Bonos y Obligaciones del Estado
(a)(c)
2.55%, 10/31/32 ............ EUR 58,803 63,323,842
3.15%, 04/30/33 ............ 3,719 4,173,552
3.90%, 07/30/39 ............ 5,718 6,685,584
2.90%, 10/31/46 ............ 5,530 5,514,408
3.45%, 07/30/66 ............ 4,339 4,466,232
84,163,618
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%
,
01/14/31
(a)
................ USD 205 211,663
Ukraine — 0.0%
Ukraine Government Bond
(f)(o)
7.75%, 09/01/25
(c)
........... 303 89,082
7.75%, 09/01/26
(c)
........... 428 117,272
7.25%, 03/15/35
(a)
........... 742 172,144
378,498
United Kingdom — 0.4%
U.K. Treasury Bonds
(c)
3.75%, 10/22/53 ............ GBP 4,603 5,477,527
0.50%, 10/22/61 ............ 25,517 11,006,410
16,483,937
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. USD 549 594,292

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uzbekistan — 0.0%
Republic of Uzbekistan International
Bond, 7.85%
,
10/12/28
(a)
....... USD 224 $ 233,940
Total Foreign Government Obligations — 5.3%
(Cost: $237,482,114) ............................. 237,796,066
Shares
Shares
Investment Companies
Invesco QQQ Trust 1, Series 1
(e)
.... 58,400 23,915,968
iShares 0-5 Year TIPS Bond ETF
(g)
.. 45,255 4,461,690
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(e)(g)
....... 28,418 3,144,736
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(e)(g)
........ 29,225 2,602,779
iShares Latin America 40 ETF
(e)(g)
... 86,975 2,527,493
iShares MSCI Brazil ETF
(e)(g)
...... 98,551 3,445,343
iShares MSCI Emerging Markets ETF
(e)
(g)
...................... 12,710 511,069
iShares Russell Mid-Cap Growth ETF
(e)
(g)
...................... 12,068 1,260,623
SPDR Bloomberg High Yield Bond
ETF
(e)
................... 20,062 1,900,473
VanEck Semiconductor ETF
(e)
..... 13,142 2,298,142
Total Investment Companies — 1.0%
(Cost: $42,002,283) .............................. 46,068,316
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
United States — 0.7%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average + 3.40%),
8.74%, 01/25/42
(a)(b)
.......... 482 479,957
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 9,636 7,879,171
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 5,630 4,916,456
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,515,162
MCM Trust
(d)
Series 2021-VFN1,  3.00%,
08/25/28
(a)
.............. 2,897 2,778,353
Series 2021-VFN1,  3.00%,
09/25/31 ............... 2,016 1,326,310
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 7.91%, 10/25/39
(a)(b)
2,964 2,960,492
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 6,617 6,043,627
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(d)
................ 1,654 1,435,946
29,335,474
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 2.2%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.61%,
01/19/37
(a)(b)
............... USD 995 $ 978,938
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 8.73%, 12/15/34
(a)(b)
1,913 1,791,808
United States — 2.1%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 1,182 1,061,166
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (1-mo. CME Term
SOFR at 3.10% Floor + 3.21%),
8.58%, 04/15/34
(a)(b)
.......... 1,364 827,881
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 236,723
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class D, 3.60%,
04/14/33 ............... 255 234,320
Series 2018-DSNY, Class A, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.15%), 6.51%, 09/15/34 ... 590 586,924
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 1.05% Floor
and 10.80% Cap + 1.16%),
6.17%, 11/25/35 .......... 99 93,629
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.62%), 5.98%, 10/25/36 ... 106 99,627
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 6.23%, 04/15/36 ... 469 459,879
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.58%, 04/15/36 ... 1,204 1,163,183
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.83%, 04/15/36 ... 1,500 1,447,750
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 7.08%, 04/15/36 ... 1,378 1,319,107
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.58%, 04/15/36 ... 1,194 1,127,214
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.38%, 04/15/36 ... 1,141 1,079,575
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.28%, 04/15/36 ... 1,291 1,203,081
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.38%, 04/15/36 .. 915 850,864
BHMS
(a)(b)
Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 6.91%, 07/15/35 ... 1,722 1,708,556

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.20%), 7.56%, 07/15/35 ... USD 653 $ 636,647
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 7.13%, 05/15/39
(a)(b)
.... 554 551,024
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 880,324
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class A, (1-mo.
CME Term SOFR at 0.92% Floor
+ 1.03%), 6.40%, 10/15/36 ... 248 247,147
Series 2019-XL, Class G, (1-mo.
CME Term SOFR at 2.30% Floor
+ 2.41%), 7.78%, 10/15/36 ... 2,197 2,163,060
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.76%), 8.13%, 10/15/36 ... 2,799 2,753,286
Series 2020-VKNG, Class G, (1-mo.
CME Term SOFR at 3.25% Floor
+ 3.36%), 8.73%, 10/15/37 ... 329 316,010
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 6.39%, 02/15/33 ... 4,847 4,733,318
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 7.63%, 02/15/33 ... 2,843 2,794,336
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 9.73%, 02/15/33 ... 1,877 1,841,108
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.28%, 06/15/38 ... 2,175 2,076,845
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.28%, 05/15/38 ... 1,590 1,505,640
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 6.16%, 10/15/38 ... 565 554,701
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 7.72%, 10/15/38 ... 2,848 2,715,495
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 3,052 2,583,400
Series 2021-ARIA, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.72%, 10/15/36 ... 2,038 1,925,491
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.73%, 01/15/34 ... 631 609,176
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.48%, 01/15/34 ... 983 951,443
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.20%), 7.81%, 12/15/37
(a)(b)
.... 335 328,678
Cold Storage Trust, Series 2020-ICE5,
Class A, (1-mo. CME Term SOFR
at 0.90% Floor + 1.01%), 6.37%,
11/15/37
(a)(b)
............... 1,434 1,427,414
Security
Par (000)
Par (000) Value
United States (continued)
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2019-ICE4, Class C, (1-mo.
CME Term SOFR at 1.43% Floor
+ 1.48%), 6.84%, 05/15/36
(b)
.. USD 470 $ 468,461
Series 2019-ICE4, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.65%), 7.01%, 05/15/36
(b)
.. 1,565 1,560,034
Series 2019-ICE4, Class E, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.20%), 7.56%, 05/15/36
(b)
.. 1,390 1,379,637
Series 2019-ICE4, Class F, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.70%), 8.06%, 05/15/36
(b)
.. 2,078 2,056,939
Series 2020-NET, Class A, 2.26%,
08/15/37 ............... 1,051 972,629
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.64%,
11/15/48
(b)
.............. 166 152,249
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 3,204 2,691,108
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.23%), 10.59%, 10/15/37 .. 338 302,327
Series 2022-LION,  (1-day SOFR +
3.50%), 8.80%, 02/15/27
(d)
... 2,798 2,521,473
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.10%), 6.46%, 05/15/35 ... 192 190,437
Series 2018-BIOD, Class D, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.60%), 6.96%, 05/15/35 ... 480 471,072
Series 2018-BIOD, Class F, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.30%), 7.66%, 05/15/35 ... 1,719 1,667,560
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
CME Term SOFR at 2.67% Floor +
2.78%), 8.14%, 11/15/38
(a)(b)
.... 1,459 1,396,417
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.73%, 07/15/38 ... 2,938 2,885,883
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.33%, 07/15/38 ... 2,054 2,014,881
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
CME Term SOFR at 2.35% Floor +
2.46%), 7.83%, 02/15/38
(a)(b)
.... 270 54,482
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 8.41%, 11/15/36 ... 2,822 2,733,792
Series 2021-IP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.43%, 10/15/36 ... 357 344,162
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.63%, 05/15/26 ... 381 339,403
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.56%, 08/15/39 ... 324 325,032

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. USD 1,202 $ 992,707
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 315 276,451
Independence Plaza Trust, Series
2018-INDP, Class B, 3.91%,
07/10/35
(a)
................ 528 497,823
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.74%), 8.08%, 07/05/33 438 349,448
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.56%), 7.93%, 04/15/38 ... 1,975 1,910,414
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.06%), 8.43%, 04/15/38 ... 866 837,542
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.54%, 09/15/39 ... 429 429,939
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 700 465,501
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. CME Term SOFR at
2.75% Floor + 2.86%), 8.23%,
10/15/38
(a)(b)
............... 344 335,639
Med Trust
(a)(b)
Series 2021-MDLN, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.43%, 11/15/38 ... 379 371,803
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.48%, 11/15/38 ... 3,618 3,510,420
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.73%, 11/15/38 .. 3,891 3,721,721
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 7.58%, 04/15/38 ... 2,350 2,312,097
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 8.08%, 04/15/38 ... 269 261,634
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 8.23%, 07/15/38
(a)(b)
.... 870 830,271
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, (1-mo. LIBOR USD + 0.00%),
4.32%, 05/15/48
(b)
........... 176 154,182
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 552 482,054
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 8.83%, 07/15/38
(a)(b)
.... 414 271,681
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 6.21%, 11/15/38 ... 368 362,280
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 8.10%, 11/15/38 ... USD 2,082 $ 1,982,860
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 8.09%, 11/15/36 ... 1,014 965,875
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR
at 1.92% Floor + 2.04%), 7.40%,
07/15/36
(a)(b)
............... 724 703,581
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 280,913
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 583 524,388
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 886 836,671
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 454 391,182
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)
.............. 590 514,082
94,195,159
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.27%,
02/15/54 ................. 14,099 854,077
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.71%,
12/12/53
(a)
................ 1,475 121,767
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.80%,
07/15/53 ............... 7,928 702,799
Series 2021-C59, Class XA, 1.52%,
04/15/54 ............... 6,375 479,063
2,157,706
Total Non-Agency Mortgage-Backed Securities — 2.9%
(Cost: $139,486,028) ............................. 128,459,085
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(d)(f)(u)
............. 7,220 6,325,742
Total Other Interests — 0.1%
(Cost: $7,284,549) ................................ 6,325,742

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
(b)(p)
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15% USD 202 $ 173,364
USB Capital IX , (3-mo. CME Term
SOFR at 3.50% Floor + 1.28%),
6.68% ................... 900 714,375
887,739
Total Capital Trusts — 0.0%
(Cost: $1,007,514) .............................. 887,739
Shares
Shares
Preferred Stocks — 2.4%
Brazil — 0.2%
Cia Energetica de Minas Gerais
(Preference) ............... 447,489 1,053,878
Gerdau SA (Preference) ......... 135,607 653,715
Neon Payments Ltd.
(d)(f)
.......... 10,763 6,217,570
7,925,163
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $9,000,423)
(d)(f)(h)
.. 82,140 13,404,970
Germany — 0.2%
Dr. Ing h c F Porsche AG (Preference) 49,092 4,323,882
FUCHS SE (Preference) ......... 2,353 104,685
Porsche Automobil Holding SE
(Preference) ............... 5,998 306,508
Volkswagen AG (Preference) ...... 10,509 1,295,301
Volocopter GmbH, (Acquired 03/03/21,
cost $7,547,351)
(d)(f)(h)
......... 1,420 5,281,040
11,311,416
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$4,447,311)
(d)(f)(h)
............ 1,380 289,367
Israel — 0.1%
(d)(f)(h)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$3,888,688) ............... 639,810 3,518,955
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$2,474,803) ............... 351,019 2,046,441
5,565,396
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(d)
(f)(h)
..................... 6,817 —
United Kingdom — 0.1%
10X Future Technologies Holdings Ltd.,
Series D
(d)(f)
................ 163,645 2,747,132
United States — 1.5%
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$3,775,369)
(d)(f)(h)
............ 6,990 1,495,930
Caresyntax, Inc., Series C-2
(d)(f)
.... 15,067 1,475,361
Caresyntax, Inc., Series C-3
(d)(f)
.... 2,170 180,110
Security
Shares
Shares Value
United States (continued)
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,010)
(d)(f)(h)
.. 211,650 $ 16,352,079
Databricks, Inc., Series G, (Acquired
08/01/22, cost $3,419,476)
(d)(f)(h)
.. 57,837 4,468,487
Dream Finders Homes, Inc., 9.00%
(d)
8,429 7,997,014
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $2,122,371)
(d)(f)(h)
.. 362,303 956,480
GM Cruise Holdings LLC, Series
G, (Acquired 03/25/21, cost
$2,563,091)
(d)(f)(h)
............ 97,271 1,185,733
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $3,136,443)
(d)(f)(h)
.. 1,719,824 4,454,344
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $677,436)
(d)(f)(h)
... 113,119 292,978
Lessen Holdings, Inc., Series B
(d)(f)
.. 252,164 1,640,458
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $2,878,751)
(d)(f)(h)
.. 336,696 3,282,786
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $596,540)
(d)(f)(h)
... 29,827 345,397
Lookout, Inc., Series F, (Acquired
10/22/14, cost $7,673,753)
(d)(f)(h)
.. 671,775 3,002,834
MNTN Digital, Series D, (Acquired
11/05/21, cost $1,673,918)
(d)(f)(h)
.. 72,889 922,046
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $1,646,873)
(d)(f)(h)
.. 2,397 —
Noodle Partners, Inc., Series
C, (Acquired 08/26/21, cost
$2,167,122)
(d)(f)(h)
............ 242,823 1,124,270
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(d)(f)(h)
.. 51,690 1,469,030
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$2,333,656)
(d)(f)(h)
............ 102,196 2,045,964
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,750)
(d)(f)(h)
............ 58,878 3,761,127
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$1,780,353)
(d)(f)(h)
............ 18,737 1,196,919
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $839,659)
(d)(f)(h)
... 55,904 486,365
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(d)(f)(h)
............ 360,289 1,149,322
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$292,552)
(d)(f)(h)
............. 44,138 146,097
Verge Genomics, Series B, (Acquired
11/05/21, cost $2,013,552)
(d)(f)(h)
.. 378,004 2,445,686
Verge Genomics, Series C, (Acquired
09/06/23, cost $321,734)
(d)(f)(h)
... 44,740 322,128
Volato Group, Inc., Class A, (Acquired
12/03/23, cost $155)
(d)(f)(h)
...... 30,948 124,720
Wells Fargo & Co., Series L, 7.50%
(n)(p)
1,367 1,634,413
Zero Mass Water, Inc., Series
C-1, (Acquired 05/07/20, cost
$2,397,628)
(d)(f)(h)
............ 152,099 2,924,864
Zero Mass Water, Inc., Series D,
(Acquired 07/05/22, cost $449,221)
(d)
(f)(h)
..................... 10,967 319,797
67,202,739
Total Preferred Stocks — 2.4%
(Cost: $112,974,891) ............................. 108,446,183

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 12.02%, 10/30/40
(b)
(e)
...................... 110,488 $ 3,153,327
Total Trust Preferreds — 0.1%
(Cost: $3,055,235) .............................. 3,153,327
Total Preferred Securities — 2.5%
(Cost: $117,037,640) ............................. 112,487,249
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ USD 2,207 121,417
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 15,025 479,573
600,990
Mortgage-Backed Securities — 4.0%
Uniform Mortgage-Backed Securities
(v)
3.50% ,  01/25/54 .......... 123,438 113,235,183
4.50% ,  01/25/54 .......... 67,195 65,132,292
178,367,475
Total U.S. Government Sponsored Agency Securities
—
4.0%
(Cost: $174,090,176) ............................. 178,968,465
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.13%, 04/15/27 ............ 6,264 5,885,745
0.63%, 07/15/32
(w)(x)
.......... 20,192 18,443,521
U.S. Treasury Notes
4.25%, 12/31/24
(i)(j)
........... 19,545 19,440,391
4.00%, 12/15/25 ............ 32,462 32,288,278
4.63%, 09/30/28 ............ 16,622 17,157,021
Total U.S. Treasury Obligations — 2.1%
(Cost: $93,068,270) .............................. 93,214,956
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 21,152 14,383
Security
Shares
Shares Value
Israel — 0.0%
(f)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(h)
......... 24,748 $ 70,284
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 10,869 326
70,610
United Kingdom — 0.0%
10X Future Technologies Holdings
Ltd. (Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)
197,161 366,915
United States — 0.0%
(f)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 68,498 48
Caresyntax, Inc. (Issued/Exercisable
06/14/23, 1 Share for 1 Warrant,
Expires 06/21/33, Strike Price USD
0.01)
(d)
................... 1,710 167,426
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 1,407
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 42,220 —
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 38,021 11,444
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 563
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 28,921 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 76,842 85
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 952
Rapidsos, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 725,761 7
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 59,602 322
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 30,984 167

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(d)
.......... 84,405 $ 1
Volato Group, Inc., (Acquired 12/03/23,
cost $77,370) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(d)(h)
................. 77,370 7,002
189,424
Total Warrants — 0.0%
(Cost: $944,852) ................................ 641,332
Total Long-Term Investments — 92.8%
(Cost: $3,998,027,671) ........................... 4,173,844,238
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.9%
Brazil - 0.8%
Federative Republic of Brazil Treasury
Bills
(y)
11.57%, 04/01/24 ........... BRL 61 12,311,150
10.06%, 07/01/24 ........... 123 24,007,166
36,318,316
Mexico - 0.1%
United Mexican States Treasury Bills,
11.27%
,
10/03/24
(y)
.......... MXN 8,565 4,647,432
Total Foreign Government Obligations — 0.9%
(Cost: $39,304,337) .............................. 40,965,748
Shares
Shares
Money Market Funds — 9.7%
(g)(z)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.26% ...... 343,903,917 343,903,917
SL Liquidity Series, LLC, Money Market
Series, 5.58%
(aa)
............ 92,046,857 92,083,676
Total Money Market Funds — 9.7%
(Cost: $435,988,243) ............................. 435,987,593
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, 5.34% ,  05/09/24
(y)
USD 371 $ 364,222
Total U.S. Treasury Obligations — 0.0%
(Cost: $364,078) ................................ 364,222
Total Short-Term Securities — 10.6%
(Cost: $475,656,658) ............................. 477,317,563
Total Options Purchased — 0.7%
(Cost: $26,788,304 ) .............................. 31,624,252
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 104.1%
(Cost: $4,500,472,633) ........................... 4,682,786,053
Total Options Written — (0.2)%
(Premiums Received — $(8,564,874)) ................. (8,067,992)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(v)
3.50% ,  01/25/54 ............ (48,956) (44,909,854)
4.50% ,  01/25/54 ............ (67,195) (65,132,292)
Total TBA Sale Commitments — (2.4)%
(Proceeds: $(108,596,286)) ........................ (110,042,146)
Shares
Shares
Investments Sold Short
Common Stocks
United States — (0.2)%
Marriott International, Inc., Class A .. (8,627) (1,945,475)
Snowflake, Inc., Class A
(f)
........ (33,770) (6,720,230)
(8,665,705)
Total Common Stocks — (0.2)%
(Proceeds: $(7,257,872)) .......................... (8,665,705)
Total Investments Sold Short — (0.2)%
(Proceeds: $(7,257,872) ) .......................... (8,665,705)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 101.3%
(Cost: $4,376,053,601) ........................... 4,556,010,210
Liabilities in Excess of Other Assets — (1.3)% ............ (59,021,797)
Net Assets — 100.0% .............................. $ 4,496,988,413
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
All or a portion of this security is on loan.
(f)
Non-income producing security.
(g)
Affiliate of the Fund.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $118,464,947, representing 2.63% of its net assets as of period end, and an original cost of $121,460,370.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
31
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(j)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(k)
Investment does not issue shares.
(l)
Rounds to less than 1,000.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Convertible security.
(o)
Issuer filed for bankruptcy and/or is in default.
(p)
Perpetual security with no stated maturity date.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Zero-coupon bond.
(s)
When-issued security.
(t)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(u)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(v)
Represents or includes a TBA transaction.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(y)
Rates are discount rates or a range of discount rates as of period end.
(z)
Annualized 7-day yield as of period end.
(aa)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Par/Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 92,087,634 $ 251,816,283
(a)
$ — $ — $ — $ 343,903,917 343,903,917 $ 14,525,296 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 89,669,486 2,364,225
(a)
— 62,573 (12,608) 92,083,676 92,046,857 502,270
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/24 ....... 2,060,820 — — — (1,151,320) 909,500 21,400,000 — —
iShares 0-5 Year TIPS Bond
ETF ................ 4,387,925 — — — 73,765 4,461,690 45,255 126,655 —
iShares Biotechnology ETF
(c)
. 607,347 — (598,855) 73,353 (81,845) — — 327 —
iShares China Large-Cap ETF
(c)
5,356,398 8,123,674 (14,336,271) (108,850) 965,049 — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 9,211,113 — (9,408,696) 119,854 77,729 — — 145,096 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF — 52,191,988 (48,371,220) (719,233) 43,201 3,144,736 28,418 396,996 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ — 6,008,001 (3,187,573) (224,967) 7,318 2,602,779 29,225 234,641 —
iShares Latin America 40 ETF 1,990,858 — — — 536,635 2,527,493 86,975 116,460 —
iShares MSCI Brazil ETF ... 2,756,471 — — — 688,872 3,445,343 98,551 194,854 —
iShares MSCI Emerging
Markets ETF .......... 481,709 — — — 29,360 511,069 12,710 13,449 —
iShares Russell Mid-Cap
Growth ETF .......... — 1,150,709 — — 109,914 1,260,623 12,068 4,023 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ....... 2,018,520 — (560,923) — (1,457,595) 2 14,448,961 1 —
Quintis Australia Pty. Ltd.,
13.51%, 10/01/26 ...... 16,144,865 — — — (6,254,521) 9,890,344 16,144,865 1 —
Quintis HoldCo Pty. Ltd. .... 52 — — — — 52 7,642,509 — —
$ (797,270) $ (6,426,046) $ 464,741,224 $ 16,260,069 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
32
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 2,133 03/07/24 $ 280,872 $ 1,497,980
Euro-BTP ............................................................... 77 03/07/24 10,128 323,172
Euro-Bund .............................................................. 564 03/07/24 85,437 2,311,365
Euro-OAT ............................................................... 196 03/07/24 28,455 843,192
SGX Nikkei 225 Index ....................................................... 275 03/07/24 65,021 1,189,701
Australia 10-Year Bond ...................................................... 791 03/15/24 62,886 1,744,224
EURO STOXX Banks Price Index ............................................... 499 03/15/24 3,289 (27,498)
MSCI Emerging Markets E-Mini Index ............................................ 140 03/15/24 7,236 316,655
Russell 2000 E-Mini Index .................................................... 23 03/15/24 2,355 133,982
S&P 500 E-Mini Index ....................................................... 327 03/15/24 78,807 1,745,211
U.S. Treasury Long Bond ..................................................... 305 03/19/24 38,106 2,764,411
U.S. Treasury Ultra Bond ..................................................... 434 03/19/24 57,980 3,186,906
Long Gilt ................................................................ 163 03/26/24 21,327 1,348,831
U.S. Treasury 5-Year Note .................................................... 8,582 03/28/24 933,494 16,889,664
34,267,796
Short Contracts
Euro-Buxl ............................................................... 22 03/07/24 3,442 (259,812)
Euro-Schatz ............................................................. 150 03/07/24 17,643 (71,265)
Japan 10-Year Bond ........................................................ 106 03/13/24 110,293 (632,037)
S&P/TSX 60 Index ......................................................... 26 03/14/24 4,986 (167,234)
DAX Index .............................................................. 5 03/15/24 2,334 9,024
EURO STOXX 50 Index ..................................................... 345 03/15/24 17,334 146,300
FTSE 100 Index ........................................................... 49 03/15/24 4,839 (90,098)
NASDAQ 100 E-Mini Index ................................................... 417 03/15/24 141,976 (4,796,298)
U.S. Treasury 10-Year Note ................................................... 1,183 03/19/24 133,550 (3,477,370)
U.S. Treasury 10-Year Ultra Note ............................................... 4,344 03/19/24 512,660 (23,198,634)
U.S. Treasury 2-Year Note .................................................... 5,805 03/28/24 1,195,331 (9,805,921)
(42,343,345)
$ (8,075,549)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 116,799,663 USD 814,000 JPMorgan Chase Bank NA 01/22/24 $ 16,911
ILS 30,567,611 USD 7,779,998 Citibank NA 01/29/24 667,342
COP 9,468,079,000 USD 2,333,821 Citibank NA 01/31/24 94,173
AUD 3,621,000 USD 2,382,786 Bank of New York Mellon 03/14/24 90,116
CLP 1,877,726,000 USD 2,122,444 Goldman Sachs International 03/14/24 228
EUR 1,489,000 GBP 1,292,690 BNP Paribas SA 03/14/24 173
HUF 566,413,000 USD 1,589,931 Citibank NA 03/14/24 29,528
HUF 877,653,831 USD 2,451,078 Toronto Dominion Bank 03/14/24 58,264
IDR 12,579,558,000 USD 814,474 Citibank NA 03/14/24 2,505
INR 219,581,000 USD 2,626,096 JPMorgan Chase Bank NA 03/14/24 4,233
KRW 6,158,458,000 USD 4,713,133 Citibank NA 03/14/24 62,388
MYR 23,087,428 USD 4,963,437 Barclays Bank plc 03/14/24 98,508
NOK 7,994,350 EUR 678,991 Barclays Bank plc 03/14/24 36,395
NOK 16,872,144 EUR 1,499,000 BNP Paribas SA 03/14/24 3,761
NOK 730,221 EUR 62,009 Citibank NA 03/14/24 3,337
RON 7,329,000 USD 1,584,763 Deutsche Bank AG 03/14/24 40,035
THB 328,167,750 USD 9,249,112 Barclays Bank plc 03/14/24 425,279
USD 794,346 CLP 701,288,000 Citibank NA 03/14/24 1,576
AUD 106,685,203 USD 71,626,845 HSBC Bank plc 03/20/24 1,243,896
BRL 77,293,553 EUR 14,093,861 UBS AG 03/20/24 188,090
BRL 22,000,000 USD 4,434,322 Citibank NA 03/20/24 61,538

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
33
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 31,614,383 USD 23,606,711 Bank of New York Mellon 03/20/24 $ 277,591
CAD 40,912,829 USD 30,552,240 HSBC Bank plc 03/20/24 356,930
CHF 63,055,942 USD 73,507,623 UBS AG 03/20/24 2,067,109
DKK 113,725,781 USD 16,846,890 HSBC Bank plc 03/20/24 61,777
EUR 6,500,000 USD 7,110,149 JPMorgan Chase Bank NA 03/20/24 87,891
EUR 13,062,850 USD 14,157,585 Morgan Stanley & Co. International plc 03/20/24 308,094
EUR 6,033,040 USD 6,654,926 UBS AG 03/20/24 26,006
MXN 270,739,342 EUR 14,042,379 Citibank NA 03/20/24 193,122
MXN 68,171,516 USD 3,901,177 Citibank NA 03/20/24 63,004
NOK 223,147,653 CHF 18,246,902 State Street Bank and Trust Co. 03/20/24 131,834
NZD 3,796,841 USD 2,355,766 State Street Bank and Trust Co. 03/20/24 44,884
SEK 150,812,332 USD 14,783,204 Barclays Bank plc 03/20/24 215,133
SGD 11,263,938 USD 8,515,533 State Street Bank and Trust Co. 03/20/24 49,945
THB 151,676,824 EUR 4,017,131 Citibank NA 03/20/24 25,144
TWD 479,857,712 USD 15,630,544 Morgan Stanley & Co. International plc 03/20/24 266,112
USD 23,540,402 GBP 18,447,756 Deutsche Bank AG 03/20/24 16,986
ZAR 194,248,787 EUR 9,522,933 Deutsche Bank AG 03/20/24 1,754
ZAR 175,522,435 USD 9,500,538 Citibank NA 03/20/24 30,016
JPY 27,483,415,334 USD 196,741,974 BNP Paribas SA 03/21/24 586,639
COP 12,041,046,000 USD 2,743,460 BNP Paribas SA 05/17/24 281,794
COP 8,718,797,920 USD 2,047,027 Barclays Bank plc 08/15/24 107,187
COP 22,419,766,080 USD 5,184,840 BNP Paribas SA 08/15/24 354,569
8,681,797
USD 2,142,606 COP 8,718,797,920 Barclays Bank plc 01/09/24 (104,576)
USD 5,423,787 COP 22,419,766,080 BNP Paribas SA 01/09/24 (354,684)
USD 814,000 TWD 25,347,960 Citibank NA 01/22/24 (19,077)
USD 5,292,150 ILS 20,200,070 JPMorgan Chase Bank NA 01/29/24 (290,124)
USD 2,720,802 ILS 10,367,541 Toronto Dominion Bank 01/29/24 (144,260)
USD 2,969,285 COP 12,041,046,000 Citibank NA 02/20/24 (107,178)
EUR 741,000 NOK 8,446,420 Barclays Bank plc 03/14/24 (12,311)
USD 10,131,841 BRL 50,608,874 Goldman Sachs International 03/14/24 (215,187)
USD 8,178,280 COP 33,245,525,669 Citibank NA 03/14/24 (278,551)
USD 7,410,121 CZK 168,161,137 Barclays Bank plc 03/14/24 (94,759)
USD 719,339 EUR 666,127 Barclays Bank plc 03/14/24 (18,141)
USD 791,675 EUR 732,921 Deutsche Bank AG 03/14/24 (19,753)
USD 9,928,252 IDR 155,634,277,062 UBS AG 03/14/24 (179,417)
USD 2,806,493 MXN 49,609,782 Barclays Bank plc 03/14/24 (81,167)
USD 1,044,441 PLN 4,212,124 Citibank NA 03/14/24 (25,028)
USD 4,021,215 PLN 16,162,808 HSBC Bank plc 03/14/24 (82,562)
USD 8,916,846 ZAR 171,179,006 State Street Bank and Trust Co. 03/14/24 (382,932)
CNY 134,547,415 USD 18,999,578 UBS AG 03/20/24 (15,454)
GBP 7,337,636 EUR 8,488,952 Barclays Bank plc 03/20/24 (44,095)
HUF 1,668,498,599 USD 4,785,010 Barclays Bank plc 03/20/24 (16,856)
KRW 21,708,524,542 USD 16,881,313 BNP Paribas SA 03/20/24 (42,141)
PLN 28,615,906 USD 7,283,872 BNP Paribas SA 03/20/24 (18,939)
USD 12,432,731 BRL 61,682,510 Citibank NA 03/20/24 (172,540)
USD 15,232,951 EUR 13,808,143 Deutsche Bank AG 03/20/24 (58,058)
USD 40,742,815 HKD 317,700,246 Barclays Bank plc 03/20/24 (15,740)
USD 4,279,597 IDR 66,246,881,833 BNP Paribas SA 03/20/24 (22,674)
USD 4,988,991 INR 416,805,772 Citibank NA 03/20/24 (1,893)
USD 17,984,877 NOK 188,909,814 Deutsche Bank AG 03/20/24 (640,801)
JPY 4,167,824,914 EUR 27,022,198 HSBC Bank plc 03/21/24 (744)
USD 11,207,094 BRL 58,323,098 JPMorgan Chase Bank NA 04/02/24 (699,830)
TRY 6,401,900 USD 164,269 Barclays Bank plc 12/04/24 (3,338)
TRY 44,749,281 USD 1,150,847 Goldman Sachs International 12/04/24 (25,937)
(4,188,747)
$ 4,493,050

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
34
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and In
Morgan Stanley & Co.
International plc 03/07/24 CNH 7.70 CNH 8.25 USD 56,676 $ 4,306
Put
USD Currency ............... Down and Out Bank of America NA 02/06/24 KRW 1,290.00 KRW 1,240.00 USD 12,704 51,508
EUR Currency ............... One-Touch Deutsche Bank AG 02/09/24 USD 1.07 USD 1.07 EUR 988 85,172
USD Currency ............... Down and Out
Goldman Sachs
International 02/27/24 CNH 7.10 CNH 6.95 USD 12,268 20,657
EUR Currency ............... One-Touch
Goldman Sachs
International 03/13/24 USD 1.02 USD 1.02 EUR 878 9,351
EUR Currency ............... One-Touch Bank of America NA 03/27/24 USD 1.05 USD 1.05 EUR 187 13,781
180,469
$ 184,775
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 2,663 01/05/24 USD 476.00 USD 126,575 $ 583,197
SPDR S&P 500 ETF Trust ...................... 1,169 01/12/24 USD 476.00 USD 55,564 445,974
CBOE Volatility Index ......................... 310 01/17/24 USD 20.00 USD 386 8,525
Alphabet, Inc. .............................. 316 01/19/24 USD 137.50 USD 4,453 165,110
Alphabet, Inc. .............................. 486 01/19/24 USD 142.50 USD 6,849 113,724
Amazon.com, Inc. ........................... 316 01/19/24 USD 155.00 USD 4,801 68,572
Amazon.com, Inc. ........................... 599 01/19/24 USD 150.00 USD 9,101 281,530
Apple, Inc. ................................ 349 01/19/24 USD 200.00 USD 6,719 23,907
Apple, Inc. ................................ 497 01/19/24 USD 195.00 USD 9,569 104,867
Applied Materials, Inc. ........................ 302 01/19/24 USD 165.00 USD 4,895 94,375
Applied Materials, Inc. ........................ 820 01/19/24 USD 160.00 USD 13,290 467,400
Charles Schwab Corp. (The) .................... 854 01/19/24 USD 65.00 USD 5,876 403,515
Cheniere Energy, Inc. ......................... 253 01/19/24 USD 180.00 USD 4,319 20,240
Chevron Corp. ............................. 292 01/19/24 USD 155.00 USD 4,355 28,324
Chevron Corp. ............................. 881 01/19/24 USD 150.00 USD 13,141 236,108
ConocoPhillips ............................. 131 01/19/24 USD 120.00 USD 1,521 13,886
ConocoPhillips ............................. 621 01/19/24 USD 125.00 USD 7,208 17,078
Costco Wholesale Corp. ....................... 58 01/19/24 USD 605.00 USD 3,828 337,560
Costco Wholesale Corp. ....................... 63 01/19/24 USD 625.00 USD 4,159 198,765
Datadog, Inc. .............................. 92 01/19/24 USD 120.00 USD 1,117 41,170
Delta Air Lines, Inc. .......................... 130 01/19/24 USD 42.00 USD 523 9,685
Delta Air Lines, Inc. .......................... 295 01/19/24 USD 38.00 USD 1,187 85,550
Delta Air Lines, Inc. .......................... 996 01/19/24 USD 35.00 USD 4,007 540,330
Dynatrace, Inc. ............................. 415 01/19/24 USD 50.00 USD 2,270 195,050
General Dynamics Corp. ....................... 59 01/19/24 USD 260.00 USD 1,532 19,175
Hilton Worldwide Holdings, Inc. .................. 65 01/19/24 USD 170.00 USD 1,184 88,400
Humana, Inc. .............................. 98 01/19/24 USD 505.00 USD 4,487 6,615
Intuitive Surgical, Inc. ......................... 35 01/19/24 USD 320.00 USD 1,181 75,425
Invesco QQQ Trust Series 1 .................... 224 01/19/24 USD 394.78 USD 9,173 381,808
Invesco QQQ Trust Series 1 .................... 2,007 01/19/24 USD 409.78 USD 82,191 1,152,018
Invesco S&P 500 Equal Weight ETF ............... 1,402 01/19/24 USD 160.00 USD 22,124 154,220
Lockheed Martin Corp. ........................ 24 01/19/24 USD 450.00 USD 1,088 21,120
Lockheed Martin Corp. ........................ 155 01/19/24 USD 460.00 USD 7,025 56,575
Mastercard, Inc. ............................ 65 01/19/24 USD 420.00 USD 2,772 67,600
McDonald's Corp. ........................... 41 01/19/24 USD 285.00 USD 1,216 53,198
Meta Platforms, Inc. .......................... 64 01/19/24 USD 345.00 USD 2,265 93,440
Micron Technology, Inc. ....................... 140 01/19/24 USD 80.00 USD 1,195 85,050
Microsoft Corp. ............................. 112 01/19/24 USD 365.00 USD 4,212 163,520
Microsoft Corp. ............................. 220 01/19/24 USD 380.00 USD 8,273 111,650
Microsoft Corp. ............................. 239 01/19/24 USD 385.00 USD 8,987 77,078
Nice Ltd. ................................. 67 01/19/24 USD 200.00 USD 1,337 37,855

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
35
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Nice Ltd. ................................. 173 01/19/24 USD 210.00 USD 3,452 $ 35,465
Northrop Grumman Corp. ...................... 38 01/19/24 USD 480.00 USD 1,779 14,060
NVIDIA Corp. .............................. 45 01/19/24 USD 490.00 USD 2,228 82,800
NVIDIA Corp. .............................. 156 01/19/24 USD 540.00 USD 7,725 41,418
NVIDIA Corp. .............................. 199 01/19/24 USD 520.00 USD 9,855 123,380
NVIDIA Corp. .............................. 315 01/19/24 USD 505.00 USD 15,599 348,075
Paramount Global ........................... 440 01/19/24 USD 17.50 USD 651 8,800
Pfizer, Inc. ................................ 772 01/19/24 USD 47.00 USD 2,223 1,544
Pfizer, Inc. ................................ 1,285 01/19/24 USD 50.00 USD 3,700 1,928
Sabre Corp. ............................... 172 01/19/24 USD 7.00 USD 76 344
Sabre Corp. ............................... 193 01/19/24 USD 6.00 USD 85 676
Sabre Corp. ............................... 295 01/19/24 USD 5.50 USD 130 1,475
Sabre Corp. ............................... 408 01/19/24 USD 5.00 USD 180 3,264
Salesforce, Inc. ............................. 66 01/19/24 USD 260.00 USD 1,737 47,520
Salesforce, Inc. ............................. 194 01/19/24 USD 270.00 USD 5,105 49,082
Shell plc .................................. 165 01/19/24 USD 67.50 USD 1,086 8,250
SPDR Gold Shares
(a)
......................... 7,380 01/19/24 USD 195.00 USD 141,083 999,990
SPDR S&P 500 ETF Trust ...................... 234 01/19/24 USD 455.00 USD 11,122 516,204
SPDR S&P 500 ETF Trust ...................... 595 01/19/24 USD 481.00 USD 28,281 152,915
Tenet Healthcare Corp. ........................ 113 01/19/24 USD 85.00 USD 854 2,824
Tesla, Inc. ................................. 63 01/19/24 USD 260.00 USD 1,565 39,375
Tesla, Inc. ................................. 188 01/19/24 USD 250.00 USD 4,671 191,290
T-Mobile US, Inc. ............................ 1,082 01/19/24 USD 155.00 USD 17,348 708,710
Uber Technologies, Inc. ....................... 1,294 01/19/24 USD 62.50 USD 7,967 184,395
United Airlines Holdings, Inc. .................... 274 01/19/24 USD 42.00 USD 1,131 33,017
UnitedHealth Group, Inc. ....................... 43 01/19/24 USD 560.00 USD 2,264 6,063
Valero Energy Corp. .......................... 89 01/19/24 USD 130.00 USD 1,157 33,153
Viasat, Inc. ................................ 145 01/19/24 USD 35.00 USD 405 2,900
Walmart, Inc. .............................. 112 01/19/24 USD 160.00 USD 1,766 14,896
Walt Disney Co. (The) ........................ 488 01/19/24 USD 90.00 USD 4,406 106,628
Walt Disney Co. (The) ........................ 520 01/19/24 USD 100.00 USD 4,695 8,060
Wynn Resorts Ltd. ........................... 296 01/19/24 USD 90.00 USD 2,697 100,640
Wynn Resorts Ltd. ........................... 415 01/19/24 USD 95.00 USD 3,781 52,498
Advanced Micro Devices, Inc. ................... 161 02/16/24 USD 150.00 USD 2,373 139,265
Advanced Micro Devices, Inc. ................... 401 02/16/24 USD 130.00 USD 5,911 843,103
Advanced Micro Devices, Inc. ................... 503 02/16/24 USD 140.00 USD 7,415 701,685
Alphabet, Inc. .............................. 501 02/16/24 USD 145.00 USD 7,061 220,440
Amazon.com, Inc. ........................... 726 02/16/24 USD 160.00 USD 11,031 308,550
Amazon.com, Inc. ........................... 819 02/16/24 USD 165.00 USD 12,444 226,454
Apple, Inc. ................................ 312 02/16/24 USD 205.00 USD 6,007 51,168
Applied Materials, Inc. ........................ 22 02/16/24 USD 170.00 USD 357 10,340
Applied Materials, Inc. ........................ 120 02/16/24 USD 165.00 USD 1,945 80,700
Autodesk, Inc. .............................. 388 02/16/24 USD 250.00 USD 9,447 250,260
Boston Scientific Corp. ........................ 413 02/16/24 USD 57.50 USD 2,388 94,990
Chevron Corp. ............................. 292 02/16/24 USD 150.00 USD 4,355 147,460
ConocoPhillips ............................. 509 02/16/24 USD 125.00 USD 5,908 71,769
Datadog, Inc. .............................. 130 02/16/24 USD 130.00 USD 1,578 59,475
Delta Air Lines, Inc. .......................... 868 02/16/24 USD 44.00 USD 3,492 64,232
Humana, Inc. .............................. 244 02/16/24 USD 555.00 USD 11,171 25,010
Intel Corp. ................................ 861 02/16/24 USD 55.00 USD 4,327 100,307
Intuitive Surgical, Inc. ......................... 59 02/16/24 USD 355.00 USD 1,990 59,000
Intuitive Surgical, Inc. ......................... 194 02/16/24 USD 340.00 USD 6,545 318,160
iShares China Large-Cap ETF ................... 4,517 02/16/24 USD 26.00 USD 10,854 182,939
iShares China Large-Cap ETF ................... 7,492 02/16/24 USD 27.00 USD 18,003 176,062
JPMorgan Chase & Co. ....................... 857 02/16/24 USD 175.00 USD 14,578 212,536
KLA Corp. ................................ 30 02/16/24 USD 610.00 USD 1,744 49,800
Mastercard, Inc. ............................ 107 02/16/24 USD 445.00 USD 4,564 53,500
Meta Platforms, Inc. .......................... 178 02/16/24 USD 380.00 USD 6,300 179,335
Micron Technology, Inc. ....................... 33 02/16/24 USD 90.00 USD 282 6,386
Micron Technology, Inc. ....................... 238 02/16/24 USD 87.50 USD 2,031 68,306
Micron Technology, Inc. ....................... 304 02/16/24 USD 85.00 USD 2,594 124,640
Microsoft Corp. ............................. 330 02/16/24 USD 390.00 USD 12,409 282,150
Nice Ltd. ................................. 77 02/16/24 USD 210.00 USD 1,536 47,740
NVIDIA Corp. .............................. 68 02/16/24 USD 520.00 USD 3,367 108,460

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
36
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Oracle Corp. ............................... 314 02/16/24 USD 110.00 USD 3,311 $ 51,810
Salesforce, Inc. ............................. 44 02/16/24 USD 280.00 USD 1,158 13,178
Spirit AeroSystems Holdings, Inc. ................. 88 02/16/24 USD 40.00 USD 280 3,520
Spirit AeroSystems Holdings, Inc. ................. 132 02/16/24 USD 35.00 USD 419 16,170
Tesla, Inc. ................................. 63 02/16/24 USD 275.00 USD 1,565 53,078
Tesla, Inc. ................................. 218 02/16/24 USD 280.00 USD 5,417 156,415
Uber Technologies, Inc. ....................... 1,076 02/16/24 USD 70.00 USD 6,625 108,676
UBS Group AG ............................. 1,728 02/16/24 USD 30.00 USD 5,340 331,776
UnitedHealth Group, Inc. ....................... 147 02/16/24 USD 610.00 USD 7,739 4,998
VanEck Semiconductor ETF .................... 194 02/16/24 USD 177.00 USD 3,392 105,730
Visa, Inc. ................................. 80 02/16/24 USD 270.00 USD 2,083 27,200
Walmart, Inc. .............................. 279 02/16/24 USD 155.00 USD 4,398 160,425
Wells Fargo & Co. ........................... 400 02/16/24 USD 52.50 USD 1,969 22,400
Wells Fargo & Co. ........................... 1,710 02/16/24 USD 47.50 USD 8,417 473,670
Charles Schwab Corp. (The) .................... 486 03/15/24 USD 65.00 USD 3,344 312,255
iShares China Large-Cap ETF ................... 6,746 03/15/24 USD 24.85 USD 16,211 698,211
Norfolk Southern Corp. ........................ 96 03/15/24 USD 230.00 USD 2,269 140,160
Oracle Corp. ............................... 315 03/15/24 USD 110.00 USD 3,321 111,038
Paramount Global ........................... 214 03/15/24 USD 22.50 USD 317 4,387
19,110,147
Put
Carnival Corp. .............................. 176 01/19/24 USD 9.00 USD 326 528
Carvana Co. ............................... 175 01/19/24 USD 15.00 USD 926 263
First Quantum Minerals Ltd. .................... 132 01/19/24 CAD 8.00 CAD 143 1,195
Frontier Communications Parent, Inc. .............. 195 01/19/24 USD 20.00 USD 494 1,950
iShares iBoxx $ High Yield Corporate Bond ETF ....... 306 01/19/24 USD 76.00 USD 2,368 3,978
iShares iBoxx $ High Yield Corporate Bond ETF ....... 344 01/19/24 USD 73.00 USD 2,662 2,236
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,464 01/19/24 USD 77.00 USD 19,069 59,136
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 4,341 01/19/24 USD 108.00 USD 48,038 62,945
iShares Russell 2000 ETF ...................... 94 01/19/24 USD 165.00 USD 1,887 705
Paramount Global ........................... 166 01/19/24 USD 10.00 USD 246 249
VanEck Semiconductor ETF .................... 115 01/19/24 USD 155.00 USD 2,011 2,013
iShares iBoxx $ High Yield Corporate Bond ETF ....... 303 02/16/24 USD 73.00 USD 2,345 76,508
iShares iBoxx $ High Yield Corporate Bond ETF ....... 347 02/16/24 USD 75.00 USD 2,685 5,205
iShares Russell 2000 ETF ...................... 157 02/16/24 USD 180.00 USD 3,151 13,424
Ford Motor Co. ............................. 285 03/15/24 USD 9.00 USD 347 1,568
Ford Motor Co. ............................. 460 03/15/24 USD 8.00 USD 561 1,380
iShares iBoxx $ High Yield Corporate Bond ETF ....... 255 03/15/24 USD 72.00 USD 1,973 255
233,538
$ 19,343,685
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
TOPIX Bank Index ........ BNP Paribas SA 1,778,640 01/12/24 JPY 286.63 JPY 445,354 $ 39
TOPIX Bank Index ........ Goldman Sachs International 2,963,214 01/12/24 JPY 286.49 JPY 741,959 67
TOPIX Bank Index ........ JPMorgan Chase Bank NA 1,186,945 01/12/24 JPY 286.56 JPY 297,199 27
USD Currency ........... HSBC Bank plc — 08/21/24 CNH 8.50 USD 121,794 22,871
23,004
Put
EUR Currency ........... JPMorgan Chase Bank NA — 01/04/24 USD 1.06 EUR 45,520 16
EUR Currency ........... Deutsche Bank AG — 01/12/24 USD 1.07 EUR 63,671 3,206
USD Currency ........... JPMorgan Chase Bank NA — 01/30/24 JPY 144.00 USD 11,724 340,616

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
37
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ........... Citibank NA — 02/13/24 USD 1.07 EUR 61,307 $ 82,752
426,590
$ 449,594
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if S&P 500 <= 4,663.22 and US
2-Year swap >= 4.42 .................. UBS AG 839,080 03/01/24 USD 3,912,815 $ 27,274
Payout at expiry if USDJPY < 137.00 and USDCNH
> 7.20 ............................ Deutsche Bank AG 1,457,130 03/07/24 USD 199,627 48,758
Payout at expiry if S&P 500 <= 4,666.87 and US
2-Year swap >= 4.37 .................. UBS AG 419,540 03/15/24 USD 1,957,939 16,928
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.25 ................... Bank of America NA 674,400 04/08/24 USD 104,026 3,444
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.27 ................... Bank of America NA 674,400 05/08/24 USD 104,026 5,723
$ 102,127
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
JPMorgan Chase Bank
NA 02/21/24 USD 100.50 USD 4,165 $ 3,961
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 01/17/24 USD 101.00 USD 6,595 2,058
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 02/21/24 EUR 400.00 EUR 4,175 6,116
$ 12,135
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 01/10/24 4.00 % USD 23,338 $ 984,614
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 01/12/24 4.00 USD 6,743 286,357
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Citibank NA 01/23/24 4.00 USD 57,791 919,032
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.87% Annual Deutsche Bank AG 02/01/24 3.87 USD 58,231 797,067

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
38
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.45% Annual
JPMorgan Chase
Bank NA 02/06/24 3.45 % USD 38,193 $ 456,045
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.45% At Termination Citibank NA 02/12/24 4.45 USD 492,835 418,406
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.00% Annual
JPMorgan Chase
Bank NA 03/01/24 3.00 EUR 37,409 1,261,560
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.18% Annual
JPMorgan Chase
Bank NA 03/18/24 3.18 EUR 30,714 1,335,187
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Semi-Annual
Nomura International
plc 03/18/24 3.65 USD 24,112 652,768
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.20% Semi-Annual
JPMorgan Chase
Bank NA 03/28/24 4.20 USD 179,036 1,681,825
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Semi-Annual Citibank NA 05/28/24 3.67 USD 30,650 1,103,173
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4.00 USD 93,778 1,510,185
11,406,219
Put
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1.00 JPY 12,045,811 125,717
$ 11,531,936
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 310 01/17/24 USD 35.00 USD 386 $ (2,635)
Amazon.com, Inc. ............................ 321 01/19/24 USD 165.00 USD 4,877 (9,308)
Applied Materials, Inc. ......................... 820 01/19/24 USD 175.00 USD 13,290 (60,269)
Hilton Worldwide Holdings, Inc. ................... 65 01/19/24 USD 180.00 USD 1,184 (30,550)
Invesco QQQ Trust Series 1 ..................... 224 01/19/24 USD 419.78 USD 9,173 (39,760)
Invesco QQQ Trust Series 1 ..................... 1,789 01/19/24 USD 423.78 USD 73,263 (182,478)
Lockheed Martin Corp. ......................... 24 01/19/24 USD 470.00 USD 1,088 (3,059)
Mastercard, Inc. ............................. 65 01/19/24 USD 430.00 USD 2,772 (28,600)
Microsoft Corp. .............................. 112 01/19/24 USD 390.00 USD 4,212 (21,615)
Nice Ltd. .................................. 173 01/19/24 USD 230.00 USD 3,452 (40,655)
Paramount Global ............................ 440 01/19/24 USD 25.00 USD 651 (1,099)
SPDR Gold Shares
(a)
.......................... 7,380 01/19/24 USD 205.00 USD 141,083 (199,260)
T-Mobile US, Inc. ............................. 1,082 01/19/24 USD 165.00 USD 17,348 (95,757)
Uber Technologies, Inc. ........................ 1,294 01/19/24 USD 70.00 USD 7,967 (16,822)
United Airlines Holdings, Inc. ..................... 274 01/19/24 USD 45.00 USD 1,131 (10,959)
Valero Energy Corp. ........................... 89 01/19/24 USD 140.00 USD 1,157 (6,275)
Advanced Micro Devices, Inc. .................... 503 02/16/24 USD 160.00 USD 7,415 (250,243)
Advanced Micro Devices, Inc. .................... 535 02/16/24 USD 145.00 USD 7,886 (593,850)
Alphabet, Inc. ............................... 316 02/16/24 USD 150.00 USD 4,453 (84,530)
ConocoPhillips .............................. 131 02/16/24 USD 130.00 USD 1,521 (8,777)
Datadog, Inc. ............................... 92 02/16/24 USD 140.00 USD 1,117 (20,102)
Intuitive Surgical, Inc. .......................... 35 02/16/24 USD 350.00 USD 1,181 (41,650)
iShares China Large-Cap ETF .................... 4,517 02/16/24 USD 28.00 USD 10,854 (63,238)
iShares China Large-Cap ETF .................... 7,492 02/16/24 USD 30.00 USD 18,003 (67,428)
McDonald's Corp. ............................ 41 02/16/24 USD 300.00 USD 1,216 (24,088)
Microsoft Corp. .............................. 115 02/16/24 USD 420.00 USD 4,324 (21,850)
Nice Ltd. .................................. 67 02/16/24 USD 220.00 USD 1,337 (22,110)
Northrop Grumman Corp. ....................... 38 02/16/24 USD 510.00 USD 1,779 (10,450)
NVIDIA Corp. ............................... 45 02/16/24 USD 550.00 USD 2,228 (35,325)
Tesla, Inc. .................................. 63 02/16/24 USD 310.00 USD 1,565 (17,766)
UnitedHealth Group, Inc. ........................ 43 02/16/24 USD 590.00 USD 2,264 (5,074)
Walmart, Inc. ............................... 112 02/16/24 USD 170.00 USD 1,766 (4,816)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
39
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares China Large-Cap ETF .................... 6,746 03/15/24 USD 28.85 USD 16,211 $ (145,039)
(2,165,437)
Put
Applied Materials, Inc. ......................... 328 01/19/24 USD 140.00 USD 5,316 (6,560)
Cheniere Energy, Inc. .......................... 253 01/19/24 USD 160.00 USD 4,319 (13,915)
Chevron Corp. .............................. 339 01/19/24 USD 135.00 USD 5,057 (5,255)
ConocoPhillips .............................. 199 01/19/24 USD 110.00 USD 2,310 (12,338)
Humana, Inc. ............................... 98 01/19/24 USD 445.00 USD 4,487 (43,120)
Invesco QQQ Trust Series 1 ..................... 150 01/19/24 USD 354.78 USD 6,143 (2,175)
Invesco S&P 500 Equal Weight ETF ................ 1,402 01/19/24 USD 150.00 USD 22,124 (28,040)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,464 01/19/24 USD 75.00 USD 19,069 (17,248)
VanEck Semiconductor ETF ..................... 115 01/19/24 USD 135.00 USD 2,011 (518)
Walt Disney Co. (The) ......................... 1,008 01/19/24 USD 85.00 USD 9,101 (31,752)
Advanced Micro Devices, Inc. .................... 243 02/16/24 USD 120.00 USD 3,582 (27,824)
Amazon.com, Inc. ............................ 151 02/16/24 USD 140.00 USD 2,294 (39,336)
Amazon.com, Inc. ............................ 209 02/16/24 USD 130.00 USD 3,176 (22,154)
Amazon.com, Inc. ............................ 339 02/16/24 USD 135.00 USD 5,151 (56,613)
Chevron Corp. .............................. 292 02/16/24 USD 130.00 USD 4,355 (17,228)
ConocoPhillips .............................. 509 02/16/24 USD 110.00 USD 5,908 (111,726)
Delta Air Lines, Inc. ........................... 868 02/16/24 USD 35.00 USD 3,492 (36,022)
Humana, Inc. ............................... 122 02/16/24 USD 455.00 USD 5,585 (183,000)
Intel Corp. ................................. 861 02/16/24 USD 45.00 USD 4,327 (70,602)
JPMorgan Chase & Co. ........................ 492 02/16/24 USD 155.00 USD 8,369 (39,606)
Meta Platforms, Inc. ........................... 178 02/16/24 USD 315.00 USD 6,300 (98,345)
Micron Technology, Inc. ........................ 173 02/16/24 USD 80.00 USD 1,476 (24,653)
Micron Technology, Inc. ........................ 304 02/16/24 USD 75.00 USD 2,594 (18,088)
Oracle Corp. ................................ 314 02/16/24 USD 97.50 USD 3,311 (27,632)
Tesla, Inc. .................................. 121 02/16/24 USD 210.00 USD 3,007 (49,610)
UBS Group AG .............................. 1,728 02/16/24 USD 27.50 USD 5,340 (46,656)
UnitedHealth Group, Inc. ........................ 73 02/16/24 USD 500.00 USD 3,843 (40,515)
VanEck Semiconductor ETF ..................... 194 02/16/24 USD 145.00 USD 3,392 (7,469)
Walmart, Inc. ............................... 279 02/16/24 USD 145.00 USD 4,398 (13,392)
Wells Fargo & Co. ............................ 1,710 02/16/24 USD 40.00 USD 8,417 (20,520)
Norfolk Southern Corp. ......................... 96 03/15/24 USD 200.00 USD 2,269 (12,240)
Oracle Corp. ................................ 315 03/15/24 USD 95.00 USD 3,321 (46,463)
(1,170,615)
$ (3,336,052)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
TOPIX Bank Index ........... BNP Paribas SA 1,778,640 01/12/24 JPY 313.92 JPY 445,354 $ –
TOPIX Bank Index ........... Goldman Sachs International 2,963,214 01/12/24 JPY 313.77 JPY 741,959 –
TOPIX Bank Index ........... JPMorgan Chase Bank NA 1,186,945 01/12/24 JPY 313.85 JPY 297,199 –
–
Put
EUR Currency .............. Deutsche Bank AG — 01/12/24 USD 1.05 EUR 63,671 (165)
USD Currency .............. JPMorgan Chase Bank NA — 01/30/24 JPY 136.00 USD 23,449 (87,460)
EUR Currency .............. Citibank NA — 02/13/24 USD 1.05 EUR 61,307 (21,063)
(108,688)
$ (108,688)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
40
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2Yx2Y Interest Rate Swap
(a)
. 3.45% Annual 1-day SOFR Annual Citibank NA 01/23/24 3.45 % USD 57,791 $ (387,056)
2Yx2Y Interest Rate Swap
(a)
. 3.27% Annual 1-day SOFR Annual Deutsche Bank AG 02/01/24 3.27 USD 58,231 (271,513)
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1-day SOFR At Termination Citibank NA 02/12/24 3.75 USD 369,626 (36,120)
5-Year Interest Rate Swap
(a)
. 2.50% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/01/24 2.50 EUR 37,409 (484,155)
5-Year Interest Rate Swap
(a)
. 2.68% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/18/24 2.68 EUR 30,714 (647,454)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
Nomura International
plc 03/18/24 3.15 USD 24,112 (192,747)
2-Year Interest Rate Swap
(a)
. 3.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/24 3.80 USD 179,036 (900,068)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3.30 USD 93,778 (800,563)
(3,719,676)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.15% Semi-Annual
JPMorgan Chase
Bank NA 01/12/24 5.15 USD 103,520 —
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.45% Annual
JPMorgan Chase
Bank NA 03/01/24 3.45 EUR 37,409 (9,617)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.58% Annual
JPMorgan Chase
Bank NA 03/18/24 3.58 EUR 30,714 (8,595)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 4.05% Annual BNP Paribas SA 03/18/24 4.05 EUR 43,057 (1,656)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 USD 86,798 (427,951)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
Goldman Sachs
International 05/06/24 4.50 USD 60,573 (52,153)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.42% Semi-Annual Citibank NA 05/28/24 4.42 USD 30,650 (101,373)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.40% Annual
JPMorgan Chase
Bank NA 05/30/24 3.40 EUR 60,402 (86,193)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 5.00 USD 46,889 (37,066)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1.50 JPY 12,045,811 (70,525)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 11/21/24 5.00 USD 120,800 (108,447)
(903,576)
$ (4,623,252)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 3,496 $ (279,359) $ (299,629) $ 20,270
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 3,853 (74,709) (4,381) (70,328)
$ (354,068) $ (304,010) $ (50,058)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
41
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V2 .. 5.00 % Quarterly 12/20/27 BB- EUR 16,445 $ 1,833,951 $ (446,018) $ 2,279,969
Markit CDX North American
High Yield Index Series
39.V3 ........... 5.00 Quarterly 12/20/27 BB- USD 4,657 290,451 3,660 286,791
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 Quarterly 12/20/28 B+ USD 6,641 396,625 200,249 196,376
$ 2,521,027 $ (242,109) $ 2,763,136
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 196,638 $ (182,400) $ — $ (182,400)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 196,638 (177,485) — (177,485)
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 300,434 (7,069,465) — (7,069,465)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 150,217 4,955,319 — 4,955,319
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 332,672 (1,082,916) — (1,082,916)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 166,336 1,907,632 — 1,907,632
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 61,780 (662,286) — (662,286)
1-day SOFR At Termination 5.45% At Termination N/A 10/02/24 USD 749,126 2,474,086 22,323 2,451,763
10.95% Monthly 28-day MXIBTIIE Monthly N/A 12/03/24 MXN 313,610 (5,720) — (5,720)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 354,479 (214,636) — (214,636)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 354,479 (211,209) — (211,209)
28-day MXIBTIIE Monthly 10.84% Monthly N/A 09/25/25 MXN 165,462 137,264 — 137,264
1-day SOFR Annual 5.00% Annual N/A 10/02/25 USD 271,226 3,283,435 38,500 3,244,935
4.10% Annual 6-mo. PRIBOR Semi-Annual 03/20/24
(a)
03/20/26 CZK 101,938 (18,346) — (18,346)
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (669,099) — (669,099)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (921,216) — (921,216)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (762,742) — (762,742)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (458,816) — (458,816)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (682,526) — (682,526)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 7,696,645 39,966 — 39,966
1-day SOFR Annual 4.69% Annual N/A 10/02/26 USD 42,040 867,654 8,663 858,991
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 46,473 460,516 — 460,516
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 93,010 957,822 — 957,822
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 23,944 136,248 — 136,248
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 17,302 62,415 — 62,415
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 24,185 478,819 — 478,819
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 11,463 169,234 — 169,234
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 11,463 175,402 — 175,402
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 22,926 365,198 — 365,198
1-day SOFR Annual 4.07% Annual 11/03/25
(a)
11/03/27 USD 46,560 812,838 — 812,838
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 48,009 657,792 — 657,792
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 697,296 — 697,296
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 1,116,911 — 1,116,911
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 252,434 274,157 — 274,157
1-day SOFR Annual 4.42% Annual N/A 10/02/28 USD 79,636 2,808,538 17,242 2,791,296
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 31,860 1,142,639 — 1,142,639
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 14,641 577,511 — 577,511
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 14,659 583,526 — 583,526
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 51,489 67,434 — 67,434

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
42
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 $ 5,918,651 $ — $ 5,918,651
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 42,010 — 42,010
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 33,631 (322,266) — (322,266)
28-day MXIBTIIE Monthly 8.17% Monthly N/A 06/10/33 MXN 237,164 (288,201) — (288,201)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 200,732 — 200,732
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 100,490 — 100,490
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 103,149 — 103,149
1-day SOFR Annual 4.31% Annual N/A 09/29/33 USD 307,603 20,085,452 21,099 20,064,353
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 27,251 (2,026,222) — (2,026,222)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 11,768 (52,158) — (52,158)
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (386,809) 2,429 (389,238)
4.03% Annual 1-day SOFR Annual N/A 09/29/53 USD 102,970 (13,016,398) 29,098 (13,045,496)
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 12,585 1,556,442 — 1,556,442
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 12,585 (729,533) — (729,533)
$ 23,276,129 $ 139,354 $ 23,136,775
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 55,004 $ — $ 55,004
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Barclays Bank plc 06/20/24 USD 95 $ 301 $ 2,986 $ (2,685)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 185 917 5,097 (4,180)
American Airlines Group, Inc. .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 225 (6,547) (2,547) (4,000)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/25 USD 300 11,056 38,634 (27,578)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 190 7,002 29,223 (22,221)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 316 (6,780) 4,333 (11,113)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (5,075) 3,464 (8,539)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (5,075) 3,464 (8,539)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 390 (6,461) 4,298 (10,759)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 160 30,597 33,960 (3,363)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 120 22,948 24,784 (1,836)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 70 13,386 15,217 (1,831)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 100 19,123 22,374 (3,251)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 120 22,948 24,798 (1,850)
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 120 6,985 11,125 (4,140)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 11,062 17,677 (6,615)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 (27,326) 56,717 (84,043)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 98 2,214 3,694 (1,480)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 105 2,381 3,972 (1,591)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 485 11,007 19,237 (8,230)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
43
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Simon Property Group LP .... 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 $ (13,929) $ 20,666 $ (34,595)
Republic of Panama ........ 1.00 Quarterly Barclays Bank plc 12/20/28 USD 185 5,058 5,810 (752)
Republic of Panama ........ 1.00 Quarterly Goldman Sachs International 12/20/28 USD 195 5,331 6,540 (1,209)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/28 USD 1,415 (5,093) 10,835 (15,928)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 30 2,627 3,619 (992)
Xerox Corp. ............. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 70 6,130 8,444 (2,314)
$ – $ – $ –
$ 104,787 $ 378,421 $ (273,634)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 527 $ 38,730 $ 18,374 $ 20,356
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 196,363 $ 814 $ — $ 814
1-day
BZDIOVER At Termination 13.15% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,414 710,735 — 710,735
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,360 723,240 — 723,240
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA 01/02/25 BRL 56,478 389,490 — 389,490
1-day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 (1,255,475) — (1,255,475)
1-day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 (1,348,298) — (1,348,298)
10.18% At Termination 1-day IBR At Termination Citibank NA 06/20/25 COP 15,117,524 (13,386) — (13,386)
1-day
BZDIOVER At Termination 11.27% At Termination BNP Paribas SA 01/02/26 BRL 8,256 40,107 — 40,107
1-day
BZDIOVER At Termination 11.56% At Termination Barclays Bank plc 01/02/26 BRL 6,200 38,737 — 38,737
1-day
BZDIOVER At Termination 11.76% At Termination Citibank NA 01/02/26 BRL 4,776 34,936 — 34,936
1-day
BZDIOVER At Termination 11.78% At Termination JPMorgan Chase Bank NA 01/02/26 BRL 4,986 36,907 — 36,907
1-day
BZDIOVER At Termination 11.82% At Termination Barclays Bank plc 01/02/26 BRL 8,192 62,767 — 62,767
1-day
BZDIOVER At Termination 11.83% At Termination
Morgan Stanley & Co.
International plc 01/02/26 BRL 8,768 67,691 — 67,691
1-day
BZDIOVER At Termination 10.03% At Termination BNP Paribas SA 01/04/27 BRL 30,611 2,740 — 2,740
1-day
BZDIOVER At Termination 10.03% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 34,174 14,941 — 14,941

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
44
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.10% At Termination Bank of America NA 01/04/27 BRL 32,564 $ 17,272 $ — $ 17,272
1-day
BZDIOVER At Termination 10.12% At Termination Bank of America NA 01/04/27 BRL 43,391 29,057 — 29,057
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 41,632 28,603 — 28,603
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 232 156 — 156
1-day
BZDIOVER At Termination 10.32% At Termination Barclays Bank plc 01/04/27 BRL 70,121 177,068 — 177,068
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (68,994) — (68,994)
1-day
BZDIOVER At Termination 9.95% At Termination Citibank NA 01/04/27 BRL 34,253 (2,426) — (2,426)
1-day
BZDIOVER At Termination 9.97% At Termination Bank of America NA 01/04/27 BRL 35,188 1,081 — 1,081
1-day
BZDIOVER At Termination 9.99% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 34,211 6,843 — 6,843
$ (305,394) $ — $ (305,394)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 03/15/24 USD 2,123 $ 2,851 $ — $ 2,851
1-day SOFR minus
0.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/15/24 USD 80 134,570 — 134,570
1-day SOFR minus
0.13% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 03/15/24 USD 160 55,875 — 55,875
1-day SOFR minus
0.13% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/15/24 USD 160 55,875 — 55,875
1-day SOFR minus
0.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/15/24 USD 213 74,835 — 74,835
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/15/24 USD 121 180,228 — 180,228
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/15/24 USD 80 129,866 — 129,866
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/15/24 USD 80 134,698 — 134,698

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
45
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.58% At Termination
S&P 500 Equal
Weighted USD
Total Return Index
At
Termination BNP Paribas SA 03/15/24 USD 9,841 $ 8,999 $ — $ 8,999
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
1.70%
At
Termination BNP Paribas SA 03/15/24 USD 47 (8,821) — (8,821)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
1.70%
At
Termination
JPMorgan Chase Bank
NA 03/15/24 USD 51 (9,589) — (9,589)
$ 759,387 $ — $ 759,387
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/26/24 $ (91,156,121) $ (228,206)
(c)
$ (91,637,194) 2.0%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/24 (68,586,902) (4,951,493)
(e)
(73,740,365) 1.5
$ (5,179,699) $ (165,377,559)
(b) (d)
Range: 100 basis points 15-700 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) CitiBank NA
(c)
Amount includes $252,867 of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $201,970 of net dividends and financing fees.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
46
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 26, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Brazil
MercadoLibre, Inc. ........ 10 $ 15,715 (0.0) %
United States
Dollar General Corp. ....... 28 3,807 (0.0)
Total Reference Entity — Long ............ 19,522
Reference Entity — Short
Common Stocks
Australia
Origin Energy Ltd. ......... (17,867) (103,105) 0.1
Belgium
D'ieteren Group .......... (427) (83,526) 0.1
Brazil
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (58,185) (889,897) 1.0
Prio SA ................ (5,552) (52,326) 0.0
(942,223)
Canada
Brookfield Asset Management
Ltd., Class A .......... (6,553) (263,198) 0.3
Imperial Oil Ltd. .......... (8,741) (497,921) 0.6
Restaurant Brands International,
Inc. ................. (8,519) (665,614) 0.7
Teck Resources Ltd., Class B . (1,905) (80,525) 0.1
(1,507,258)
China
Alibaba Health Information
Technology Ltd. ........ (70,000) (38,061) 0.0
China Overseas Land &
Investment Ltd. ........ (147,500) (260,232) 0.3
China Vanke Co. Ltd., Class H (81,993) (75,886) 0.1
CSPC Pharmaceutical Group
Ltd. ................ (586,000) (545,402) 0.6
Lenovo Group Ltd. ........ (94,000) (131,547) 0.1
XPeng, Inc., Class A ....... (225,900) (1,645,561) 1.8
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (64,000) (182,812) 0.2
ZTE Corp., Class H ........ (21,800) (48,721) 0.1
(2,928,222)
Finland
Metso OYJ .............. (15,081) (153,101) 0.2
Germany
HelloFresh SE ........... (1,387) (21,868) 0.0
Vonovia SE ............. (41,283) (1,297,182) 1.4
(1,319,050)
Italy
Nexi SpA ............... (39,349) (322,387) 0.4
Telecom Italia SpA ........ (5,733,308) (1,862,076) 2.0
(2,184,463)
Japan
Advantest Corp. .......... (800) (26,956) 0.0
Ajinomoto Co., Inc. ........ (9,800) (377,240) 0.4
Daiichi Sankyo Co. Ltd. ..... (2,000) (54,753) 0.1
Hino Motors Ltd. .......... (17,000) (55,672) 0.1
Shares Value
% of Basket
Value
Japan (continued)
Kansai Electric Power Co., Inc.
(The) ............... (6,900) $ (91,577) 0.1%
Kawasaki Kisen Kaisha Ltd. .. (1,600) (68,474) 0.1
Lasertec Corp. ........... (14,500) (3,806,635) 4.1
Macnica Holdings, Inc. ...... (1,500) (78,801) 0.1
MatsukiyoCocokara & Co. ... (51,400) (908,440) 1.0
Mercari, Inc. ............. (4,500) (83,105) 0.1
Mitsubishi Corp. .......... (6,000) (95,576) 0.1
Olympus Corp. ........... (20,800) (300,233) 0.3
Open House Group Co. Ltd. .. (1,600) (47,327) 0.0
Recruit Holdings Co. Ltd. .... (16,800) (702,427) 0.8
Renesas Electronics Corp. ... (4,400) (78,676) 0.1
Sony Group Corp. ......... (2,000) (189,266) 0.2
SUMCO Corp. ........... (135,900) (2,032,952) 2.2
Suzuki Motor Corp. ........ (2,700) (115,065) 0.1
Taisho Pharmaceutical Holdings
Co. Ltd. .............. (6,200) (378,891) 0.4
Tokai Carbon Co. Ltd. ...... (10,200) (73,978) 0.1
Yokogawa Electric Corp. .... (3,000) (57,024) 0.1
(9,623,068)
Mexico
America Movil SAB de CV ... (1,385,974) (1,284,685) 1.4
Netherlands
ASR Nederland NV ........ (1,881) (88,858) 0.1
Heineken Holding NV ...... (17,589) (1,489,333) 1.6
Heineken NV ............ (4,936) (501,495) 0.6
Koninklijke Philips NV ...... (48,043) (1,124,314) 1.2
(3,204,000)
Norway
Aker BP ASA ............ (9,768) (283,737) 0.3
Salmar ASA ............. (17,511) (980,701) 1.1
(1,264,438)
Poland
InPost SA .............. (70) (969) 0.0
KGHM Polska Miedz SA ..... (2,926) (91,273) 0.1
LPP SA ................ (25) (102,866) 0.1
(195,108)
South Korea
Kakao Corp. ............. (20,928) (877,923) 1.0
LG Chem Ltd. ............ (259) (99,617) 0.1
LG Energy Solution Ltd. ..... (3,931) (1,297,292) 1.4
POSCO Future M Co. Ltd. ... (3,049) (842,065) 0.9
(3,116,897)
Sweden
Beijer Ref AB ............ (15,615) (209,537) 0.2
Electrolux AB, Class B ...... (10,563) (113,472) 0.1
EQT AB ................ (7,104) (201,140) 0.2
Fastighets AB Balder, Class B . (76,622) (543,393) 0.6
Sagax AB, Class B ........ (5,291) (145,633) 0.2
Skanska AB, Class B ....... (4,629) (83,866) 0.1
(1,297,041)
Switzerland
Avolta AG .............. (2,782) (109,530) 0.1
Baloise Holding AG (Registered) (3,525) (552,679) 0.6
DSM-Firmenich AG ........ (1,573) (159,964) 0.2
Givaudan SA (Registered) ... (156) (646,887) 0.7
Helvetia Holding AG
(Registered) ........... (736) (101,485) 0.1
Partners Group Holding AG .. (49) (70,852) 0.1
SIG Group AG ........... (72,393) (1,667,285) 1.8

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
47
Shares Value
% of Basket
Value
Switzerland (continued)
Straumann Holding AG
(Registered) ........... (3,429) $ (554,136) 0.6%
Swiss Life Holding AG
(Registered) ........... (3,479) (2,417,743) 2.7
(6,280,561)
Taiwan
Chailease Holding Co. Ltd. ... (21,000) (131,959) 0.1
United Kingdom
Rentokil Initial plc ......... (35,899) (202,336) 0.2
United States
Airbnb, Inc., Class A ....... (26,229) (3,570,816) 3.9
Alaska Air Group, Inc. ...... (1,569) (61,301) 0.1
Apollo Global Management, Inc. (7,764) (723,527) 0.8
Arista Networks, Inc. ....... (1,491) (351,145) 0.4
Blackstone, Inc. .......... (6,889) (901,908) 1.0
Carnival Corp. ........... (2,257) (41,845) 0.0
CDW Corp. ............. (375) (85,245) 0.1
Celanese Corp. .......... (27,761) (4,313,227) 4.7
Cencora, Inc. ............ (3,021) (620,453) 0.7
Charles River Laboratories
International, Inc. ....... (622) (147,041) 0.2
Church & Dwight Co., Inc. ... (2,708) (256,069) 0.3
Constellation Energy Corp. ... (12,512) (1,462,528) 1.6
CoStar Group, Inc. ........ (10,381) (907,196) 1.0
Discover Financial Services .. (531) (59,684) 0.1
Enphase Energy, Inc. ....... (10,151) (1,341,353) 1.5
EQT Corp. .............. (25,428) (983,047) 1.1
Etsy, Inc. ............... (468) (37,931) 0.0
GE HealthCare Technologies,
Inc. ................. (15,075) (1,165,599) 1.3
Gen Digital, Inc. .......... (58,882) (1,343,687) 1.5
Generac Holdings, Inc. ..... (3,874) (500,676) 0.5
Global Payments, Inc. ...... (2,315) (294,005) 0.3
Haleon plc .............. (259,193) (1,061,207) 1.1
Hasbro, Inc. ............. (24,485) (1,250,204) 1.4
Illumina, Inc. ............ (6,199) (863,149) 0.9
Iron Mountain, Inc. ........ (2,614) (182,928) 0.2
KKR & Co., Inc. .......... (7,882) (653,024) 0.7
Lamb Weston Holdings, Inc. .. (24,898) (2,691,225) 2.9
Lowe's Cos., Inc. ......... (12,342) (2,746,712) 3.0
Norwegian Cruise Line Holdings
Ltd. ................ (3,805) (76,252) 0.1
ON Semiconductor Corp. .... (20,929) (1,748,199) 1.9
ONEOK, Inc. ............ (1,574) (110,526) 0.1
Paramount Global, Class B ... (121,457) (1,796,349) 2.0
Quanta Services, Inc. ...... (1,851) (399,446) 0.4
Ralph Lauren Corp. ........ (2,354) (339,447) 0.4
Realty Income Corp. ....... (2,465) (141,540) 0.1
Revvity, Inc. ............. (1,595) (174,349) 0.2
Southwest Airlines Co. ...... (157,197) (4,539,849) 4.9
Take-Two Interactive Software,
Inc. ................. (27,803) (4,474,893) 4.9
Tractor Supply Co. ........ (4,716) (1,014,081) 1.1
Trimble, Inc. ............. (1,453) (77,300) 0.1
Tyson Foods, Inc., Class A ... (12,215) (656,556) 0.7
United Rentals, Inc. ........ (177) (101,495) 0.1
Walgreens Boots Alliance, Inc. (45,281) (1,182,287) 1.3
Waste Management, Inc. .... (17,043) (3,052,401) 3.3
Waters Corp. ............ (11,089) (3,650,831) 4.0
Western Digital Corp. ....... (22,609) (1,184,033) 1.3
Xylem, Inc. .............. (19,650) (2,247,174) 2.4
Shares Value
% of Basket
Value
United States (continued)
Zebra Technologies Corp., Class
A .................. (254) $ (69,426) 0.1%
(55,653,166)
Preferred Securities
Germany
Sartorius AG (Preference) ... (497) (182,509) 0.2
Total Reference Entity — Short ............ (91,656,716)
Net Value of Reference Entity — Citibank NA ..
$ (91,637,194)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2024:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
AGL Energy Ltd. .......... (11,092) (71,701) 0.1
Computershare Ltd. ........ (126,890) (2,113,401) 2.9
Endeavour Group Ltd. ...... (24,804) (88,087) 0.1
Evolution Mining Ltd. ....... (22,812) (61,372) 0.1
Goodman Group .......... (9,983) (171,876) 0.2
IDP Education Ltd. ........ (9,881) (134,788) 0.2
Lendlease Corp. Ltd. ....... (30,155) (153,501) 0.2
Lynas Rare Earths Ltd. ..... (303,376) (1,480,851) 2.0
Mineral Resources Ltd. ..... (41,429) (1,973,413) 2.7
NEXTDC Ltd. ............ (7,852) (73,329) 0.1
Origin Energy Ltd. ......... (841) (4,853) 0.0
Pro Medicus Ltd. .......... (1,720) (112,237) 0.1
Santos Ltd. ............. (7,617) (39,605) 0.1
Suncorp Group Ltd. ........ (14,836) (140,487) 0.2
(6,619,501)
Belgium
D'ieteren Group .......... (2,197) (429,760) 0.6
Brazil
Banco BTG Pactual SA ..... (5,501) (42,751) 0.1
BRF SA ................ (44,770) (125,073) 0.2
Hapvida Participacoes e
Investimentos SA ....... (3,880,017) (3,551,769) 4.8
Localiza Rent a Car SA ..... (205,627) (2,683,767) 3.6
MercadoLibre, Inc. ........ (10) (15,715) 0.0
(6,419,075)
Canada
Power Corp. of Canada ..... (5,762) (164,765) 0.2
Restaurant Brands International,
Inc. ................. (2,742) (214,241) 0.3
(379,006)
China
China Southern Airlines Co. Ltd.,
Class H .............. (648,000) (274,830) 0.4
Flat Glass Group Co. Ltd., Class
H .................. (190,000) (320,703) 0.4
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (33,200) (161,666) 0.2
PICC Property & Casualty Co.
Ltd., Class H .......... (526,000) (625,949) 0.9
Shandong Gold Mining Co. Ltd.,
Class H .............. (233,250) (442,556) 0.6

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
48
Shares Value
% of Basket
Value
China (continued)
Xiaomi Corp., Class B ...... (712,000) $ (1,425,741) 1.9%
XPeng, Inc., Class A ....... (13,000) (94,698) 0.1
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (10,400) (29,707) 0.1
(3,375,850)
Finland
Metso OYJ .............. (40,512) (411,273) 0.6
France
Sartorius Stedim Biotech .... (8,756) (2,321,938) 3.1
Germany
HelloFresh SE ........... (61,964) (976,957) 1.3
HOCHTIEF AG ........... (391) (43,302) 0.1
(1,020,259)
Hong Kong
Sino Biopharmaceutical Ltd. .. (468,000) (208,186) 0.3
Italy
Telecom Italia SpA ........ (471,610) (153,170) 0.2
Japan
Advantest Corp. .......... (41,900) (1,411,844) 1.9
Fujitsu General Ltd. ........ (3,800) (62,398) 0.1
Mercari, Inc. ............. (51,700) (954,780) 1.3
Nikon Corp. ............. (77,000) (760,019) 1.0
Olympus Corp. ........... (158,400) (2,286,390) 3.1
ORIX Corp. ............. (10,700) (200,959) 0.3
Park24 Co. Ltd. .......... (4,900) (62,631) 0.1
Rakuten Group, Inc. ....... (495,200) (2,207,758) 3.0
SBI Holdings, Inc. ......... (18,200) (408,468) 0.6
Socionext, Inc. ........... (20,000) (361,616) 0.5
Square Enix Holdings Co. Ltd. . (15,000) (537,750) 0.7
SUMCO Corp. ........... (2,600) (38,894) 0.0
(9,293,507)
Luxembourg
Reinet Investments SCA .... (5,754) (146,649) 0.2
Netherlands
Koninklijke Philips NV ...... (244) (5,710) 0.0
Poland
Bank Polska Kasa Opieki SA . (2,432) (94,029) 0.1
InPost SA .............. (67,680) (937,062) 1.3
ORLEN SA ............. (6,948) (115,685) 0.2
(1,146,776)
Singapore
Sea Ltd., ADR, Class A ..... (24,006) (972,243) 1.3
South Africa
Growthpoint Properties Ltd. .. (91,726) (58,568) 0.1
Harmony Gold Mining Co. Ltd. (13,970) (90,992) 0.1
Sasol Ltd. .............. (5,618) (56,617) 0.1
(206,177)
South Korea
Delivery Hero SE ......... (12,447) (342,578) 0.5
Kakao Corp. ............. (2,521) (105,755) 0.1
LG Electronics, Inc. ........ (528) (41,521) 0.1
Lotte Energy Materials Corp. .. (5,324) (172,846) 0.2
POSCO Future M Co. Ltd. ... (4,595) (1,269,035) 1.7
POSCO Holdings, Inc. ...... (2,589) (995,447) 1.3
SK, Inc. ................ (407) (56,023) 0.1
(2,983,205)
Shares Value
% of Basket
Value
Sweden
Beijer Ref AB ............ (19,100) $ (256,302) 0.4%
Securitas AB, Class B ...... (10,500) (102,942) 0.1
(359,244)
Switzerland
Bachem Holding AG ....... (12,804) (991,559) 1.3
Baloise Holding AG (Registered) (1,191) (186,735) 0.3
DSM-Firmenich AG ........ (9,492) (965,274) 1.3
Tecan Group AG (Registered) . (2,232) (913,128) 1.2
(3,056,696)
United Kingdom
Centrica plc ............. (70,144) (125,748) 0.2
Ocado Group plc ......... (102,231) (987,545) 1.3
(1,113,293)
United States
Air Transport Services Group,
Inc. ................. (5,985) (105,396) 0.1
Airbnb, Inc., Class A ....... (1,904) (259,211) 0.3
Atlantic Union Bankshares Corp. (7,300) (266,742) 0.4
Avery Dennison Corp. ...... (6,354) (1,284,525) 1.7
Bank of Hawaii Corp. ....... (6,713) (486,424) 0.7
Banner Corp. ............ (2,923) (156,556) 0.2
Boston Properties, Inc. ...... (21,750) (1,526,198) 2.1
Brandywine Realty Trust .... (1,273) (6,874) 0.0
Celanese Corp. .......... (2,979) (462,847) 0.6
Charles River Laboratories
International, Inc. ....... (13,943) (3,296,125) 4.5
Church & Dwight Co., Inc. ... (2,120) (200,467) 0.3
Columbia Banking System, Inc. (5,621) (149,968) 0.2
Community Bank System, Inc. . (6,945) (361,904) 0.5
Cullen/Frost Bankers, Inc. ... (1,160) (125,848) 0.2
CVB Financial Corp. ....... (17,662) (356,596) 0.5
Darden Restaurants, Inc. .... (555) (91,186) 0.1
Dollar General Corp. ....... (21,827) (2,967,381) 4.0
Enphase Energy, Inc. ....... (904) (119,455) 0.2
EPAM Systems, Inc. ....... (2,675) (795,385) 1.1
First BanCorp ............ (4,047) (149,779) 0.2
Frontier Communications Parent,
Inc. ................. (10,210) (258,721) 0.3
Glacier Bancorp, Inc. ....... (8,122) (335,601) 0.5
Global Payments, Inc. ...... (1,213) (154,051) 0.2
Independent Bank Group, Inc. . (8,610) (438,077) 0.6
International Business Machines
Corp. ............... (6,729) (1,100,528) 1.5
Iron Mountain, Inc. ........ (10,736) (751,305) 1.0
KKR & Co., Inc. .......... (2,277) (188,649) 0.3
Lakeland Bancorp, Inc. ..... (9,894) (146,332) 0.2
Lamb Weston Holdings, Inc. .. (3,764) (406,851) 0.6
NRG Energy, Inc. ......... (1,251) (64,677) 0.1
OceanFirst Financial Corp. ... (8,566) (148,706) 0.2
Old National Bancorp ...... (14,391) (243,064) 0.3
ON Semiconductor Corp. .... (1,313) (109,675) 0.1
Pool Corp. .............. (594) (236,834) 0.3
Provident Financial Services,
Inc. ................. (8,319) (149,992) 0.2
Ralph Lauren Corp. ........ (618) (89,116) 0.1
Raymond James Financial, Inc. (2,076) (231,474) 0.3
Revvity, Inc. ............. (24,160) (2,640,930) 3.6
Sabre Corp. ............. (23,921) (105,252) 0.1
Sandy Spring Bancorp, Inc. .. (5,846) (159,245) 0.2
Simmons First National Corp.,
Class A .............. (10,201) (202,388) 0.3
Simon Property Group, Inc. .. (624) (89,007) 0.1
SouthState Corp. ......... (3,150) (266,017) 0.4

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
49
Shares Value
% of Basket
Value
United States (continued)
STERIS plc ............. (3,542) $ (778,709) 1.1%
Valley National Bancorp ..... (54,961) (596,876) 0.8
VF Corp. ............... (123,669) (2,324,977) 3.2
WaFd, Inc. .............. (13,036) (429,667) 0.6
Walgreens Boots Alliance, Inc. (6,921) (180,707) 0.2
WesBanco, Inc. .......... (4,722) (148,129) 0.2
WSFS Financial Corp. ...... (3,597) (165,210) 0.2
(26,309,634)
Preferred Securities
Brazil
Alpargatas SA (Preference) .. (43,032) (89,934) 0.1
Germany
Sartorius AG (Preference) ... (4,785) (1,757,151) 2.4
Shares Value
% of Basket
Value
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (57,591) $ (4,456,967) 6.0%
SPDR S&P Regional Banking
ETF ................ (9,579) (502,227) 0.7
(4,959,194)
Rights
Brazil
Localiza Rent a Car SA ..... (737) (2,934) 0.0
Total Reference Entity — Short ............ (73,740,365)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (73,740,365)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1-day ESTR ......................................... Euro Short-Term Rate 3.88
1-day IBR ........................................... Colombian Reference Banking Indicator 12.05
1-day SOFR ......................................... Secured Overnight Financing Rate 5.34
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.04)
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.83
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.40
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.86
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 6.43
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 343,263 $ (750,028) $ 55,947,161 $ (30,042,304) $ —
OTC Swaps ..................................................... 399,342 (2,547) 3,181,338 (8,160,322) —
Options Written ................................................... N/A N/A 3,811,989 (3,315,107) (8,067,992)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
50
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,540,873 $ — $ 30,909,745 $ — $ 34,450,618
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 8,681,797 — — 8,681,797
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 12,135 19,343,818 634,236 11,531,936 102,127
(d)
31,624,252
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,783,406 — — 53,108,751 55,004 55,947,161
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 419,698 777,797 — 2,383,185 — 3,580,680
$ — $ 3,215,239 $ 23,662,488 $ 9,316,033 $ 97,933,617 $ 157,131 $ 134,284,508
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 5,081,128 $ — $ 37,445,039 $ — $ 42,526,167
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 4,188,747 — — 4,188,747
Options written
(b)
Options written at value ..................... — — 3,336,052 108,688 4,623,252 — 8,067,992
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 70,328 — — 29,971,976 — 30,042,304
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 276,181 5,198,109 — 2,688,579 — 8,162,869
$ — $ 346,509 $ 13,615,289 $ 4,297,435 $ 74,728,846 $ — $ 92,988,079
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended December 31, 2023, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (31,159,002) $ — $ 27,421,897 $ — $ (3,737,105)
Forward foreign currency exchange contracts .... — — — (30,537,812) — — (30,537,812)
Options purchased
(a)
..................... — (702,821) (15,433,788) (1,527,872) (9,514,172) — (27,178,653)
Options written ........................ — 110,713 27,786,512 1,286,229 20,892,727 — 50,076,181
Swaps .............................. — (463,452) (11,844,411) — (36,931,577) 101,191 (49,138,249)
$ — $ (1,055,560) $ (30,650,689) $ (30,779,455) $ 1,868,875 $ 101,191 $ (60,515,638)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (10,742,286) $ — $ (373,726) $ — $ (11,116,012)
Forward foreign currency exchange contracts .... — — — 21,559,722 — — 21,559,722
Options purchased
(b)
..................... — (4,959) 12,129,827 (1,612,854) (2,018,769) (169,526) 8,323,719
Options written ........................ — — (2,740,123) (87,348) 21,437,366 — 18,609,895
Swaps .............................. — 862,486 (3,920,593) — 19,744,927 86,766 16,773,586
$ — $ 857,527 $ (5,273,175) $ 19,859,520 $ 38,789,798 $ (82,760) $ 54,150,910
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
51
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,053,887,437
Average notional value of contracts — short ................................................................................. $ 1,602,950,590
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 368,400,035
Average amounts sold — in USD ........................................................................................ $ 800,666,923
Options
Average value of option contracts purchased ................................................................................ $ 16,180,472
Average value of option contracts written ................................................................................... $ 6,408,812
Average notional value of swaption contracts purchased ......................................................................... $ 824,945,333
Average notional value of swaption contracts written ........................................................................... $ 2,036,219,800
Credit default swaps
Average notional value — buy protection ................................................................................... $ 37,383,134
Average notional value — sell protection ................................................................................... $ 24,666,874
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 927,167,016
Average notional value — receives fixed rate ................................................................................ $ 3,291,469,481
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 3,740,576
Total return swaps
Average notional value ............................................................................................... $ 123,568,360
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,440,749 $ 4,333,506
Forward foreign currency exchange contracts ................................................................. 8,681,797 4,188,747
Options
(a)(b)
........................................................................................ 31,624,252 8,067,992
Swaps — centrally cleared .............................................................................. — 1,060,476
Swaps — OTC
(c)
..................................................................................... 3,580,680 8,162,869
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 46,327,478 $ 25,813,590
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(21,784,434) (8,730,034)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 24,543,044 $ 17,083,556
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
52
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 155,826 $ (3,363) $ — $ — $ 152,463
Bank of New York Mellon ........................... 367,707 — — — 367,707
Barclays Bank plc ................................ 1,207,417 (403,507) — (420,000) 383,910
BNP Paribas SA ................................. 1,696,807 (459,674) — (700,000) 537,133
Citibank NA .................................... 4,283,312 (1,446,625) — — 2,836,687
Deutsche Bank AG ............................... 1,118,695 (1,060,815) — (57,880) —
Goldman Sachs International ........................ 1,133,411 (387,551) — (745,860) —
HSBC Bank plc .................................. 1,685,474 (83,306) — (70,000) 1,532,168
JPMorgan Chase Bank NA .......................... 8,952,426 (8,952,426) — — —
Morgan Stanley & Co. International plc .................. 678,867 (30,505) — — 648,362
Nomura International plc ........................... 652,768 (192,747) — — 460,021
State Street Bank and Trust Co. ...................... 226,663 (226,663) — — —
Toronto Dominion Bank ............................ 58,264 (58,264) — — —
UBS AG ...................................... 2,325,407 (194,871) — — 2,130,536
$ 24,543,044 $ (13,500,317) $ — $ (1,993,740) $ 9,048,987
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 3,363 $ (3,363) $ — $ — $ —
Barclays Bank plc ................................ 403,507 (403,507) — — —
BNP Paribas SA ................................. 459,674 (459,674) — — —
Citibank NA .................................... 1,446,625 (1,446,625) — — —
Deutsche Bank AG ............................... 1,060,815 (1,060,815) — — —
Goldman Sachs International ........................ 387,551 (387,551) — — —
HSBC Bank plc .................................. 83,306 (83,306) — — —
JPMorgan Chase Bank NA .......................... 12,293,400 (8,952,426) (3,340,974) — —
Morgan Stanley & Co. International plc .................. 30,505 (30,505) — — —
Nomura International plc ........................... 192,747 (192,747) — — —
State Street Bank and Trust Co. ...................... 382,932 (226,663) — — 156,269
Toronto Dominion Bank ............................ 144,260 (58,264) — — 85,996
UBS AG ...................................... 194,871 (194,871) — — —
$ 17,083,556 $ (13,500,317) $ (3,340,974) $ — $ 242,265
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Consolidated
Statement of Assets and Liabilities.

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
53
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 25,074,813 $ — $ 25,074,813
Ireland .............................................. — 1,761,977 — 1,761,977
Jersey, Channel Islands ................................... — 944,447 — 944,447
United States .......................................... — 24,168,417 12,205,640 36,374,057
Common Stocks
Australia ............................................. — 24,998,844 52 24,998,896
Belgium ............................................. — 909,613 — 909,613
Brazil ............................................... 759,054 10,134,830 — 10,893,884
Canada ............................................. 53,760,549 — — 53,760,549
Cayman Islands ........................................ — — 500,445 500,445
China ............................................... 4,568,381 47,516,198 356,181 52,440,760
Denmark ............................................. — 18,091,716 — 18,091,716
Finland .............................................. 1,362,821 914,036 — 2,276,857
France .............................................. — 102,771,105 — 102,771,105
Germany ............................................ 2,643,489 47,295,810 — 49,939,299
Hong Kong ........................................... — 11,259,183 — 11,259,183
India ............................................... — 6,792,325 409,098 7,201,423
Indonesia ............................................ — 1,158,974 — 1,158,974
Ireland .............................................. — 2,061,157 — 2,061,157
Israel ............................................... 13,131,150 — — 13,131,150
Italy ................................................ — 37,350,387 — 37,350,387
Japan ............................................... — 196,511,019 — 196,511,019
Jordan .............................................. — 180,861 — 180,861
Luxembourg .......................................... — 1,264,586 — 1,264,586
Macau .............................................. — 1,987,443 — 1,987,443
Mexico .............................................. 3,215,311 — — 3,215,311
Netherlands ........................................... 10,473,584 97,792,479 — 108,266,063
Norway .............................................. — 2,444,221 — 2,444,221
Peru ................................................ 212,601 — — 212,601
Poland .............................................. — 429,359 — 429,359
Saudi Arabia .......................................... — 410,597 — 410,597
Singapore ............................................ — 2,227,557 — 2,227,557
South Africa ........................................... — 2,035,948 — 2,035,948
South Korea .......................................... — 28,542,453 — 28,542,453
Spain ............................................... — 24,231,549 — 24,231,549
Sweden ............................................. — 16,203,644 — 16,203,644
Switzerland ........................................... — 38,852,798 — 38,852,798
Taiwan .............................................. — 30,244,249 — 30,244,249
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 26,768,432 72,545,526 — 99,313,958
United States .......................................... 1,679,664,001 78,638,951 23,911,768 1,782,214,720
Corporate Bonds
Australia ............................................. — 980,993 14,844,683 15,825,676
Austria .............................................. — 3,934,199 — 3,934,199
Belgium ............................................. — 483,540 — 483,540
Brazil ............................................... — 2,723,028 — 2,723,028
Canada ............................................. — 13,905,328 — 13,905,328
Chile ............................................... — 656,338 — 656,338
China ............................................... — 3,042,645 — 3,042,645
Colombia ............................................ — 714,439 — 714,439
Costa Rica ........................................... — 211,247 — 211,247
Dominican Republic ..................................... — 300,667 — 300,667
France .............................................. — 11,421,767 2,173,677 13,595,444
Germany ............................................ — 24,400,471 2,335,445 26,735,916

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
54
Level 1 Level 2 Level 3 Total
Guatemala ........................................... $ — $ 338,166 $ — $ 338,166
Hong Kong ........................................... — 839,142 — 839,142
India ............................................... — 3,067,911 — 3,067,911
Indonesia ............................................ — 1,266,968 — 1,266,968
Ireland .............................................. — 479,019 — 479,019
Israel ............................................... — 5,097,022 — 5,097,022
Italy ................................................ — 16,996,252 2,707,802 19,704,054
Japan ............................................... — 1,956,673 — 1,956,673
Kuwait .............................................. — 750,726 — 750,726
Luxembourg .......................................... — 9,624,627 — 9,624,627
Macau .............................................. — 1,581,361 — 1,581,361
Malaysia ............................................. — 965,830 — 965,830
Mexico .............................................. — 665,603 — 665,603
Netherlands ........................................... — 3,633,244 — 3,633,244
Oman ............................................... — 633,066 — 633,066
Peru ................................................ — 363,618 — 363,618
Saudi Arabia .......................................... — 244,662 — 244,662
Singapore ............................................ — 479,266 — 479,266
South Africa ........................................... — 870,579 — 870,579
South Korea .......................................... — 2,008,479 — 2,008,479
Spain ............................................... — 1,373,513 — 1,373,513
Sweden ............................................. — 5,656,227 — 5,656,227
Switzerland ........................................... — 4,845,019 — 4,845,019
Thailand ............................................. — 1,748,992 — 1,748,992
Turkey .............................................. — — 909,500 909,500
Ukraine ............................................. — 563,010 — 563,010
United Arab Emirates .................................... — 5,338,037 — 5,338,037
United Kingdom ........................................ — 61,536,805 2,299,388 63,836,193
United States .......................................... — 177,712,625 32,475,418 210,188,043
Zambia .............................................. — 2,650,874 — 2,650,874
Fixed Rate Loan Interests .................................. — — 7,693,976 7,693,976
Floating Rate Loan Interests
Colombia ............................................ — 496,250 — 496,250
France .............................................. — 7,876,563 — 7,876,563
Germany ............................................ — 3,894,981 — 3,894,981
Jersey, Channel Islands ................................... — — 3,817,902 3,817,902
Luxembourg .......................................... — — 6,842,026 6,842,026
Netherlands ........................................... — 13,914,135 5,411,812 19,325,947
Spain ............................................... — — 5,698,480 5,698,480
United Kingdom ........................................ — 4,037,037 13,294,437 17,331,474
United States .......................................... — 26,827,345 31,297,534 58,124,879
Foreign Agency Obligations ................................. — 5,362,675 — 5,362,675
Foreign Government Obligations .............................. — 237,796,066 — 237,796,066
Investment Companies .................................... 46,068,316 — — 46,068,316
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 978,938 — 978,938
Cayman Islands ........................................ — 1,791,808 — 1,791,808
United States .......................................... — 111,582,630 14,105,709 125,688,339
Other Interests .......................................... — — 6,325,742 6,325,742
Preferred Securities
Brazil ............................................... — 1,707,593 6,217,570 7,925,163
China ............................................... — — 13,404,970 13,404,970
Germany ............................................ — 6,030,376 5,281,040 11,311,416
India ............................................... — — 289,367 289,367
Israel ............................................... — — 5,565,396 5,565,396
Sweden ............................................. — — — —
United Kingdom ........................................ — — 2,747,132 2,747,132
United States .......................................... 4,787,740 887,739 65,568,326 71,243,805
U.S. Government Sponsored Agency Securities .................... — 178,968,465 — 178,968,465
U.S. Treasury Obligations ................................... — 93,214,956 — 93,214,956
Warrants .............................................. 28,038 252 613,042 641,332
Short-Term Securities
Foreign Government Obligations .............................. — 40,965,748 — 40,965,748
Money Market Funds ...................................... 343,903,917 — — 343,903,917
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
55
Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 364,222 $ — $ 364,222
Options Purchased
Credit contracts .......................................... — 12,135 — 12,135
Equity contracts .......................................... 19,343,685 133 — 19,343,818
Foreign currency exchange contracts ........................... — 634,236 — 634,236
Interest rate contracts ...................................... — 11,531,936 — 11,531,936
Other contracts .......................................... — 102,127 — 102,127
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 680 680
Liabilities
Investments
TBA Sale Commitments .................................... — (110,042,146) — (110,042,146)
Investment Sold Short
Common Stocks ......................................... (8,665,705) — — (8,665,705)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (12,794) (12,794)
$ 2,202,025,364 $ 1,972,745,250 $ 289,291,448 $ 4,464,062,062
Investments valued at NAV
(b)
...................................... 100,004,026
$ 4,564,066,088
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 2,803,762 $ — $ 2,803,762
Equity contracts ........................................... 2,195,848 2,122,822 — 4,318,670
Foreign currency exchange contracts ............................ — 8,681,797 — 8,681,797
Interest rate contracts ....................................... 30,909,745 55,491,936 — 86,401,681
Other contracts ........................................... — 55,004 — 55,004
Liabilities
Credit contracts ........................................... — (343,962) — (343,962)
Equity contracts ........................................... (8,299,584) (5,315,705) — (13,615,289)
Foreign currency exchange contracts ............................ — (4,297,435) — (4,297,435)
Interest rate contracts ....................................... (37,445,039) (37,283,807) — (74,728,846)
$ (12,639,030) $ 21,914,412 $ — $ 9,275,382
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
56
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of
December 31, 2022 .. $ 342,182 $ 27,738,105 $ 40,413,096 $ — $ 75,979,649 $ 22,117,667 $ 395,967 $ 9,443,851 $ 108,621,752 $ (73,117) $ 146,425 $ 285,125,577
Transfers into Level 3 ... — 605,211 — — 859,613 — — — — — — 1,464,824
Transfers out of Level 3 .. (342,182) — (2,010,530) — (458,047) (10,438,804) — — — — — (13,249,563)
Other
(a)
............. 5,094,542 — (827,624) 9,430,010 (13,696,928) — — — — — — —
Accrued discounts/
premiums ......... (219,604) — (344,433) 20,759 211,707 45,272 — — — — — (286,299)
Net realized gain (loss) .. — (46) (271,822) 11,426 (1,548,594) 6,573 (480,714) — — — — (2,283,177)
Net change in unrealized
appreciation
(depreciation)
(b)(c)
.... 416,101 (10,490,385) (8,455,001) 387,478 3,050,863 (855,995) 84,747 (3,118,109) (8,593,365) 61,003 99,702 (27,412,961)
Purchases ........... 6,914,601 7,981,703 36,738,139 317,122 19,274,261 4,477,864 — — 5,294,603 — 444,285 81,442,578
Sales .............. — (657,040) (7,495,912) (2,472,819) (17,310,333) (1,246,868) — — (6,249,189) — (77,370) (35,509,531)
Closing balance, as of
December 31, 2023 ..
$ 12,205,640 $ 25,177,548 $ 57,745,913 $ 7,693,976 $ 66,362,191 $ 14,105,709 $ —
$ 6,325,742
$ 99,073,801 $ (12,114) $ 613,042 $ 289,291,448
Net change in unrealized
appreciation
(depreciation) on
investments still held at
December 31, 2023
(c)
.
$ 416,101 $ (10,902,562) $ (8,850,164) $ 387,478 $ 1,747,130 $ (855,995) $ —
$ (3,118,109)
$ (7,168,317) $ 61,003 $ 23,879 $ (28,259,556)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities, Corporate Bonds, Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
57
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $28,255,563. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 5,275,402 Income Discount Rate 9% —
Common Stocks ............................. 24,821,360 Market Revenue Multiple 1.00x – 16.00x 4.00x
Volatility 30% – 59% 34%
Time to Exit 0.3 – 0.8 years 0.7 years
EBITDA Multiple 10.72x —
Gross Profit Multiple 15.00x —
Income Discount Rate 18% —
Corporate Bonds ............................. 57,745,913 Income Discount Rate 7% – 35% 15%
Estimated Recovery
Value
40% —
Credit Spread 422 —
Fixed Rate Loan Interests ....................... 7,693,976 Income Discount Rate 13% —
Credit Spread 725 —
Floating Rate Loan Interests ...................... 57,332,098 Income Discount Rate 7% – 15% 10%
Credit Spread 273 – 455 353
Non-Agency Mortgage-Backed Securities .............. 2,521,473 Income Credit Spread 517 —
Other Interests .............................. 6,325,742 Income Discount Rate 8% – 10% 9%
Preferred Stocks
(b)
............................ 99,073,801 Market Revenue Multiple 1.00x – 31.00x 15.12x
EBIDTAR Multiple 8.75x —
Volatility 30% – 88% 62%
Time to Exit 0.1 – 5.0 years 2.4 years
Market Adjustment
Multiple
1.20x —
Gross Profit Multiple 28.25x —
Direct Profit Multiple 4.50x —
Income Discount Rate 11% —
Warrants .................................. 246,120 Market Revenue Multiple 12.00x – 31.00x 17.62x
Volatility 44% – 88% 69%
Time to Exit 0.1 – 3.0 years 2.6 years
$ 261,035,885
(b)
For the period end December 31, 2023, the valuation technique for certain investments classified as Preferred Stocks used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Consolidated Statement of Assets and Liabilities

December 31, 2023
2023
BlackRock Annual Report to Shareholders
58
BlackRock
Global
Allocation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 4,218,044,829
Investments, at value — affiliated
(c)
.......................................................................................... 464,741,224
Cash ............................................................................................................. 2,565,589
Cash held for investments sold short ......................................................................................... 11,216,785
Cash pledged: –
Futures contracts .................................................................................................... 32,221,000
Centrally cleared swaps ................................................................................................ 32,126,000
Foreign currency, at value
(d)
............................................................................................... 15,438,858
Receivables: –
Investments sold .................................................................................................... 30,421,093
Options written ...................................................................................................... 24,767
Securities lending income — affiliated ...................................................................................... 29,339
TBA sale commitments ................................................................................................ 108,596,286
Capital shares sold ................................................................................................... 181,866
Dividends — unaffiliated ............................................................................................... 3,399,969
Dividends — affiliated ................................................................................................. 1,310,409
Interest — unaffiliated ................................................................................................. 12,234,256
Variation margin on futures contracts ....................................................................................... 2,440,749
Swap premiums paid ................................................................................................... 399,342
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 8,681,797
OTC swaps ........................................................................................................ 3,181,338
Unfunded floating rate loan interests ....................................................................................... 680
Prepaid expenses ..................................................................................................... 54,398
Total assets .........................................................................................................
4,947,310,574
LIABILITIES
Investments sold short, at value
(e)
........................................................................................... 8,665,705
Cash received: –
Collateral — OTC derivatives ............................................................................................ 2,590,000
Collateral — TBA commitments ........................................................................................... 3,944,530
Collateral on securities loaned ............................................................................................. 92,126,080
Options written, at value
(f)
................................................................................................ 8,067,992
TBA sale commitments, at value
(g)
.......................................................................................... 110,042,146
Payables: –
Investments purchased ................................................................................................ 185,481,716
Swaps   .......................................................................................................... 11,946,023
Capital shares redeemed ............................................................................................... 3,084,149
Deferred foreign capital gain tax .......................................................................................... 58,655
Distribution fees ..................................................................................................... 800,242
Investment advisory fees .............................................................................................. 2,417,629
Directors' and Officer's fees ............................................................................................. 1,820
Professional fees .................................................................................................... 261,188
Variation margin on futures contracts ....................................................................................... 4,333,506
Variation margin on centrally cleared swaps .................................................................................. 1,060,476
Other accrued expenses ............................................................................................... 3,075,894
Swap premiums received ................................................................................................ 2,547
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 4,188,747
OTC swaps ........................................................................................................ 8,160,322
Unfunded floating rate loan interests ....................................................................................... 12,794
Total liabilities ........................................................................................................
450,322,161
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 4,496,988,413
See notes to consolidated financial statements.

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2023
59
Consolidated Financial Statements
BlackRock
Global
Allocation V.I.
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,371,333,707
Accumulated earnings .................................................................................................. 125,654,706
NET ASSETS ........................................................................................................
$ 4,496,988,413
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 3,990,383,494
(b)
  Securities loaned, at value ...................................................................................... $ 89,211,088
(c)
  Investments, at cost — affiliated ................................................................................... $ 510,089,139
(d)
  Foreign currency, at cost ....................................................................................... $ 15,391,235
(e)
  Proceeds received from short sales ................................................................................ $ 7,257,872
(f)
  Premiums received ........................................................................................... $ 8,564,874
(g)
  Proceeds received from TBA sale commitments ......................................................................... $ 108,596,286
See notes to consolidated financial statements.

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders
60
See notes to consolidated financial statements.
BlackRock
Global Allocation
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 892,706,393
Shares outstanding ..................................................................................................
54,727,850
Net asset value .....................................................................................................
$ 16.31
Shares authorized ...................................................................................................
400 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ 196,729,935
Shares outstanding ..................................................................................................
12,143,117
Net asset value .....................................................................................................
$ 16.20
Shares authorized ...................................................................................................
200 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 3,407,552,085
Shares outstanding ..................................................................................................
261,502,094
Net asset value .....................................................................................................
$ 13.03
Shares authorized ...................................................................................................
1.5 billion
Par value .........................................................................................................
$ 0.10

Consolidated Statement of Operations
Year Ended December 31, 2023

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 51,400,303
Dividends — affiliated ................................................................................................. 15,757,797
Interest — unaffiliated ................................................................................................. 84,610,982
Interest — affiliated .................................................................................................. 2
Securities lending income — affiliated — net ................................................................................. 502,270
Other income — affiliated .............................................................................................. 84,940
Foreign taxes withheld ................................................................................................ (2,658,514)
Foreign withholding tax claims ........................................................................................... 5,686,947
Total investment income .................................................................................................
155,384,727
EXPENSES
Investment advisory .................................................................................................. 29,008,733
Distribution — class specific ............................................................................................ 8,790,279
Transfer agent — class specific .......................................................................................... 7,177,621
Professional ....................................................................................................... 838,502
Custodian ......................................................................................................... 470,361
Accounting services .................................................................................................. 377,142
Directors and Officer ................................................................................................. 35,790
Printing and postage ................................................................................................. 20,884
Miscellaneous ...................................................................................................... 306,360
Total expenses excluding dividend expense and interest expense .....................................................................
47,025,672
Dividends expense — unaffiliated ......................................................................................... 74,765
Interest expense .................................................................................................... 2,528
Total expenses .......................................................................................................
47,102,965
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (409,008)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (4,101,853)
Total expenses after fees waived and/or reimbursed ..............................................................................
42,592,104
Net investment income ..................................................................................................
112,792,623
REALIZED AND UNREALIZED GAIN (LOSS) $ 415,812,218
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 59,162,246
Investments — affiliated ............................................................................................. (797,270)
Forward foreign currency exchange contracts ............................................................................... (30,537,812)
Foreign currency transactions ......................................................................................... 1,580,224
Futures contracts .................................................................................................. (3,737,105)
Options written ................................................................................................... 50,076,181
Short sales — unaffiliated ............................................................................................ 515,999
Swaps ......................................................................................................... (49,138,249)
A
27,124,214
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... 350,068,530
Investments — affiliated ............................................................................................. (6,426,046)
Forward foreign currency exchange contracts ............................................................................... 21,559,722
Foreign currency translations .......................................................................................... 106,048
Futures contracts .................................................................................................. (11,116,012)
Options written ................................................................................................... 18,609,895
Short sales — unaffiliated ............................................................................................ (948,722)
Swaps ......................................................................................................... 16,773,586
Unfunded floating rate loan interests ..................................................................................... 61,003
A
388,688,004
Net realized and unrealized gain ...........................................................................................
415,812,218
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 528,604,841
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (37,564)
(b)
Net of reduction in deferred foreign capital gain tax of ........................................................................... $ 138,378

Consolidated Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
62
BlackRock Global Allocation V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 112,792,623  $ 77,557,471
Net realized gain .................................................................................. 27,124,214  138,703,867
Net change in unrealized appreciation (depreciation) .......................................................... 388,688,004  (1,326,078,696)
Net increase (decrease) in net assets resulting from operations ..................................................... 528,604,841  (1,109,817,358)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (19,059,572) (11,496,335)
  Class II ....................................................................................... (3,924,454) (2,662,787)
  Class III ....................................................................................... (82,516,154) (58,454,632)
Decrease in net assets resulting from distributions to shareholders ................................................... (105,500,180) (72,613,754)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (419,758,066) (1,862,093,888)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 3,346,595  (3,044,525,000)
Beginning of year .................................................................................... 4,493,641,818  7,538,166,818
End of year ........................................................................................
$ 4,496,988,413  $ 4,493,641,818
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
(h)
Portfolio turnover rate excludes in-kind transactions.
BlackRock Global Allocation V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 14.77  $ 17.79  $ 19.49  $ 17.11  $ 15.19
Net investment income
(a)
...................................
0.42  0.25  0.25  0.17  0.26
Net realized and unrealized gain (loss) ..........................
1.48  (3.08) 1.05  3.41  2.45
Net increase (decrease) from investment operations .................. 1.90  (2.83) 1.30  3.58  2.71
Distributions
(b)
– – – – –
From net investment income ................................
(0.36) —  (0.17) (0.24) (0.22)
From net realized gain .....................................
—  (0.19) (2.83) (0.96) (0.57)
Total distributions ......................................... (0.36) (0.19) (3.00) (1.20) (0.79)
Net asset value, end of year ................................. $ 16.31  $ 14.77  $ 17.79  $ 19.49  $ 17.11
Total Return
(c)
— — — — —
Based on net asset value .................................... 12.83%
(d)
(15.86)% 6.67% 21.08% 17.92%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
0.78% 0.79% 0.82% 0.84% 0.74%
Total expenses after fees waived and/or reimbursed ..................
0.75% 0.73% 0.73% 0.73% 0.73%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales and professional fees for foreign withholding taxes .....................
0.73% 0.72% 0.73% 0.73% 0.73%
Net investment income .....................................
2.73% 1.59% 1.23% 0.95% 1.60%
Supplemental Data
Net assets, end of year (000) .................................. $ 892,706  $ 859,808  $ 1,606,132  $ 1,368,516  $ 1,192,769
Portfolio turnover rate
(f)
...................................... 215%
(g)
110%
(h)
133% 161% 198%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
154% 102% 123% 161% 198%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
64
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
(h)
Portfolio turnover rate excludes in-kind transactions.
BlackRock Global Allocation V.I. Fund
Class II
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 14.67  $ 17.71  $ 19.41  $ 17.05  $ 15.14
Net investment income
(a)
...................................
0.40  0.22  0.22  0.14  0.23
Net realized and unrealized gain (loss) ..........................
1.46  (3.07) 1.05  3.39  2.44
Net increase (decrease) from investment operations .................. 1.86  (2.85) 1.27  3.53  2.67
Distributions
(b)
– – – – –
From net investment income ................................
(0.33) —  (0.14) (0.21) (0.19)
From net realized gain .....................................
—  (0.19) (2.83) (0.96) (0.57)
Total distributions ......................................... (0.33) (0.19) (2.97) (1.17) (0.76)
Net asset value, end of year ................................. $ 16.20  $ 14.67  $ 17.71  $ 19.41  $ 17.05
Total Return
(c)
— — — — —
Based on net asset value .................................... 12.67%
(d)
(16.04)% 6.55% 20.88% 17.76%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
1.04% 1.04% 1.02% 1.02% 1.02%
Total expenses after fees waived and/or reimbursed ..................
0.91% 0.90% 0.88% 0.88% 0.88%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales and professional fees for foreign withholding taxes .....................
0.89% 0.89% 0.88% 0.88% 0.88%
Net investment income .....................................
2.57% 1.44% 1.07% 0.80% 1.41%
Supplemental Data
Net assets, end of year (000) .................................. $ 196,730  $ 196,732  $ 255,542  $ 243,361  $ 224,159
Portfolio turnover rate
(f)
...................................... 215%
(g)
110%
(h)
133% 161% 198%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
154% 102% 123% 161% 198%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
65
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
(h)
Portfolio turnover rate excludes in-kind transactions.
BlackRock Global Allocation V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 11.87  $ 14.38  $ 16.29  $ 14.47  $ 12.95
Net investment income
(a)
...................................
0.31  0.17  0.17  0.10  0.19
Net realized and unrealized gain (loss) ..........................
1.17  (2.49) 0.87  2.88  2.08
Net increase (decrease) from investment operations .................. 1.48  (2.32) 1.04  2.98  2.27
Distributions
(b)
– – – – –
From net investment income ................................
(0.32) —  (0.12) (0.20) (0.18)
From net realized gain .....................................
—  (0.19) (2.83) (0.96) (0.57)
Total distributions ......................................... (0.32) (0.19) (2.95) (1.16) (0.75)
Net asset value, end of year ................................. $ 13.03  $ 11.87  $ 14.38  $ 16.29  $ 14.47
Total Return
(c)
— — — — —
Based on net asset value .................................... 12.49%
(d)
(16.07)% 6.42% 20.79% 17.67%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
1.13% 1.13% 1.12% 1.11% 1.14%
Total expenses after fees waived and/or reimbursed ..................
1.01% 1.00% 0.98% 0.98% 0.98%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales and professional fees for foreign withholding taxes .....................
0.99% 0.99% 0.98% 0.98% 0.98%
Net investment income .....................................
2.47% 1.33% 0.99% 0.70% 1.32%
Supplemental Data
Net assets, end of year (000) .................................. $ 3,407,552  $ 3,437,102  $ 5,676,492  $ 6,966,480  $ 6,702,938
Portfolio turnover rate
(f)
...................................... 215%
(g)
110%
(h)
133% 161% 198%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
154% 102% 123% 161% 198%
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements
2023
BlackRock Annual Report to Shareholders
66
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the
“Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments. The Cayman Subsidiary enables  the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Cayman
Subsidiary. The net assets of the Cayman Subsidiary as of period end were $28,578,968 , which is 0.6%  of the Fund's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Cayman
Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”)
has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee
(the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
68
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
70
distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global
Allocation V.I. Fund CML ST Regis Aspen, Term Loan ...................... $ 51,561 $ 52,065 $ 51,561 $ (504)
BlackRock Global
Allocation V.I. Fund Helios Service Partners LLC, Term Loan ................. 522,970 519,047 519,727 680
BlackRock Global
Allocation V.I. Fund Sheraton Austin, Term Loan .......................... 310,943 310,943 304,078 (6,865)
BlackRock Global
Allocation V.I. Fund Vinoy St. Petersburg (The), Term Loan .................. 153,108 153,108 147,683 (5,425)
$ (12,114)

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statement of Assets and Liabilities
and Consolidated Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate the fund to make future cash payments. As of December 31, 2023 , the Fund had outstanding commitments of $7,142,364. These commitments are not included in the net assets of the Fund as of December 31, 2023 .
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities.  Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Consolidated Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase.
A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
72
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 10,575,938 $ (10,575,938) $ — $ —
Citigroup Global Markets, Inc. ........................ 2,371,737 (2,371,737) — —
Goldman Sachs & Co. LLC .......................... 14,572,625 (14,572,625) — —
J.P. Morgan Securities LLC .......................... 17,511,069 (17,511,069) — —
Jefferies LLC .................................... 9,976,427 (9,976,427) — —
Morgan Stanley .................................. 30,268,889 (30,268,889) — —
National Financial Services LLC ....................... 149,552 (149,552) — —
State Street Bank & Trust Co. ........................ 1,771,023 (1,771,023) — —
Toronto-Dominion Bank ............................ 2,013,828 (2,013,828) — —
$ 89,211,088 $ (89,211,088) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
74
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances,

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
The Manager entered into a sub-advisory agreement with BlackRock (Singapore) Limited (“BSL”), (the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BSL for services it provides for that portion of the Fund for which BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary
Average Daily Net Assets
Investment
Advisory Fees
First $6 billion ......................................................................................................... 0.65%
$6 billion - $8 billion ..................................................................................................... 0.61
$8 billion - $10 billion .................................................................................................... 0.59
$10 billion - $15 billion ................................................................................................... 0.57
Greater than $15 billion ................................................................................................... 0.55
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 293,984
Class III ......................................................................................................... 8,496,295
$ 8,790,279

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
76
depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Consolidated
Statement of Operations . For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year  ended December 31, 2023 , the amount waived was
$219,553.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended December 31, 2023, the Manager waived $189,455 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Consolidated Statement of Operations. For the year ended December 31, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 743,208 $ 379,939 $ 6,054,474 $ 7,177,621
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 183,594
Class II ...................................................................................................... 242,747
Class III ...................................................................................................... 3,675,512
$ 4,101,853
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For
the year ended December 31, 2023, the Fund paid BIM $102,545 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
Other Transactions: During the  year ended December 31, 2023 ,  the Fund received a reimbursement of $84,940 from an affiliate, which is included in Other income -
affiliated in the Consolidated Statement of Operations, related to an operating event.
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, including paydowns, mortgage dollar rolls, and excluding short-term securities, were as follows:
For the year ended December 31, 2023, purchases and sales related to mortgage dollar rolls were $2,565,005,730 and $2,563,602,437, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses and income recognized from the Fund's wholly owned subsidiary were reclassified to the following accounts:
The tax character of distributions paid was as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Global Allocation V.I. Fund ........................................ $ 150,431,277 $ 298,939,589 $ 8,876,124,380 $ 9,056,856,993
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Global Allocation V.I. Fund ............................................................. $ (3,010,465) $ 3,010,465
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Global Allocation V.I. Fund
Ordinary income ........................................................................................... $ 105,500,180 $ 57,790,135
Long-term capital gains ...................................................................................... — 14,823,619
$ 105,500,180 $ 72,613,754

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
78
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures, foreign currency exchange contracts and options contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and constructive sales, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions, the classification of investments, investment in a wholly owned subsidiary and corporate action basis adjustments.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Fund Name
Undistributed
Ordinary
Income
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Global Allocation V.I. Fund ......................................................... $ 40,486,586 $ 85,168,120 $ 125,654,706
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation V.I. Fund ................................... $ 4,543,742,586 $ 521,109,770 $ (352,183,048) $ 168,926,722

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of
Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
80
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation V.I. Fund
Class I
Shares sold .............................................
1,324,750 $ 20,593,477 3,117,733 $ 50,824,476
Shares issued in reinvestment of distributions ........................
1,118,395 18,263,399 757,113 10,947,857
Shares redeemed .........................................
(5,928,770) (91,933,532) (35,940,590) (567,817,357)
(3,485,625) $ (53,076,656) (32,065,744) $ (506,045,024)
Class II
Shares sold .............................................
417,633 $ 6,482,684 553,705 $ 8,746,129
Shares issued in reinvestment of distributions ........................
241,952 3,924,454 185,173 2,662,787
Shares redeemed .........................................
(1,923,655) (29,696,456) (1,764,299) (27,506,975)
(1,264,070) $ (19,289,318) (1,025,421) $ (16,098,059)
Class III
Shares sold .............................................
5,229,548 $ 65,018,280 7,398,628 $ 94,607,006
Shares issued in reinvestment of distributions ........................
6,323,077 82,516,154 5,026,194 58,454,632
Shares redeemed .........................................
(39,730,533) (494,926,526) (117,589,687) (1,493,012,443)
(28,177,908) $ (347,392,092) (105,164,865) $ (1,339,950,805)
(32,927,603) $ (419,758,066) (138,256,030) $ (1,862,093,888)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Global Allocation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc.
(the “Fund”), including the consolidated schedule of investments, as of December 31, 2023, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the
Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
82
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

Money Market Overview
For the 12-Month Period Ended December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
Market Review
During the period ended December 31, 2023, economic conditions in the United States remained tight throughout most of the year. 2023 began with a heightened sense of uncertainty surrounding the health of regional banks, worries about the U.S. debt ceiling and sustained concerns regarding geopolitical risks. Several key barometers indicated that the Fed needed to continue their path of tightening monetary policy: unemployment started the year at 3.4% (and loosened slightly but remained strong, ending the year at 3.7%) and the consumer price index (“CPI”) started the year at 6.4% but decreased to 3.4% by the end of December 2023. This was largely due to Fed intervention. Recession fears began to fade as growth and labor remained supportive of a “soft-landing” narrative. At the end of the second and third quarters of 2023, real gross domestic product (“GDP”) increased at an annual rate of 2.4% and 2.9%, respectively.
The strength of the labor market and inflation in the U.S. prompted the Fed to begin a series of aggressive rate hikes starting in 2022. These rate hikes continued throughout the first half of 2023, with the Fed delivering another 100 basis points (or 1.00%) of hikes by July 2023 in an effort to stem spiraling price pressures, with that month’s CPI print coming in at 3.5%. After hiking rates in July 2023, the Fed left rates unchanged as inflation showed signs of moderating.
In a statement released in conjunction with the December 2023 Federal Open Market Committee (the “FOMC” or “Committee”) meeting, the Committee reiterated that inflation “remains elevated” while adding that it has “eased over the past year.” The statement was also modified to acknowledge that “growth of economic activity has slowed from its strong pace in the third quarter.” The Summary of Economic Projections (“SEP”) for December 2023 also reflected a slightly lower core inflation forecast for 2025, relative to the September 2023 forecasts. Core inflation is projected to return to the FOMC’s 2.00% target by year-end 2026. Additionally, the Committee again noted it will continue reducing its holdings of Treasury securities, agency debt and agency mortgage-backed securities as delineated in its Plans for Reducing the Size of the Federal
Reserve’s Balance Sheet released in conjunction with the May 4, 2022 FOMC meeting.
Since reaching the U.S. debt ceiling resolution in June 2023, over $2.2 trillion of T-bill supply came to market, with issuance skewed towards the shortest maturities. T-bill valuations remain contained while Treasury note yields have widened relative to overnight index swaps as markets react to supply expectations. While eligible funds continued to utilize the Fed’s reverse repurchase agreement (“RRP”) throughout the period, average daily utilization of the Fed’s RRP facility decreased in 2023 to $1.75 trillion per day and to only $989 billion per day for the last quarter. However, on December 29, 2023, RRP balances jumped by $300 billion to $1.0 trillion.
The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— started the year at 4.31%
and rose in line with rate hikes delivered by the FOMC. SOFR closed 2023 at 5.38% and averaged 5.00% for the year. The Top 90-Day US Commercial Paper Placed index, which started the year at 4.60%, trended upward in 2023, ending the year at 5.37%. The index peaked at 5.56% in October 2023. Industry-wide, institutional money market mutual funds (“MMFs”) experienced net inflows of approximately $1.1 trillion during the year. Of this, assets of institutional government, prime and municipal MMFs experienced $856 billion, $281 billion and $11 billion of inflows, respectively.
Portfolio Review
The prevailing investment themes in 2023 included the tightening of monetary policy by the FOMC and other central banks, concerns around the regional banking sector, rising inflation and geopolitical concerns. Yields across the balance of the Treasury curve rose as the Fed delivered rate hikes in an effort to quell inflation. Since the beginning of this rate hiking cycle, we have preferred a below-neutral duration profile across our government funds. With respect to adding duration, we are now targeting a slightly above neutral stance and view fixed rate extensions as providing fairly attractive valuation points now that a more stable macro-economic environment has developed.
Despite economic developments indicating that the U.S. economy remains resilient, which underpinned market expectations of a soft landing, markets pulled forward the probability of interest rate cuts in 2024 with more than a 60% chance of 25bps cut in March 2024 and approximately 140bps of cuts in total by the end of the year.
Outlook
FOMC rate policy bias has shifted toward a more balanced approach by remaining restrictive enough to put continued downward pressure on inflation while providing support to the economy should it be required to maintain positive economic growth. Fed RRP balances are expected to drain through 2024, as investors who favored overnight repo as an alternative to short-dated government securities continue to rotate into new Treasury supply and dealer repo as their rates remain more attractive, in our opinion.
Net new T-Bill supply is expected to pick-up in the first quarter of 2024. Demand, in our view, will be driven by investor’s assessment of future monetary policy actions and prevailing valuations.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of December 31, 2023
3
Fund Summary
BlackRock Government Money Market V.I. Fund
Investment Objective
BlackRock Government Money Market V.I. Fund’s (the “Fund”) investment objective is to seek to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Fund Information
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,025.70 $ 1.53 $ 1,000.00 $ 1,023.69 $ 1.53 0.30%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market V.I. Fund ..... 5.14% 5.14%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Government Sponsored Agency Obligations .............. 34.4%
U.S. Treasury Obligations .............................. 28.7
Repurchase Agreements ............................... 28.2
Other Assets Less Liabilities ............................ 8.7

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock Government Money Market V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
5.13%, 12/04/24 ................ USD 641 $ 640,761
Federal Farm Credit Bank Discount Notes,
4.95%, 09/19/24
(a)
............... 1,015 976,735
Federal Farm Credit Bank Variable Rate
Notes
(b)
(1-day SOFR + 0.06%), 5.46% ,  01/10/24 . 115 115,000
(1-day SOFR + 0.05%), 5.45% ,  02/20/24 . 8,000 8,000,000
(1-day SOFR + 0.05%), 5.45% ,  05/09/24 . 2,190 2,190,000
(1-day SOFR + 0.10%), 5.50% ,  08/01/24 . 975 975,000
(1-day SOFR + 0.09%), 5.48% ,  09/23/24 . 1,545 1,545,000
(1-day SOFR + 0.17%), 5.57% ,  01/23/25 . 2,125 2,125,000
(1-day SOFR + 0.14%), 5.54% ,  05/27/25 . 2,580 2,580,000
Federal Home Loan Bank Bonds
5.45% ,  03/08/24 ................. 1,405 1,404,837
4.90% ,  04/15/24 ................. 2,875 2,869,267
5.53% ,  01/08/25 ................. 1,760 1,760,000
Federal Home Loan Bank Discount Notes
(a)
5.37% ,  02/02/24 ................. 1,275 1,269,696
5.38% ,  02/09/24 ................. 6,340 6,305,959
5.38% ,  02/15/24 ................. 1,335 1,326,122
5.28% ,  04/15/24 ................. 1,470 1,447,276
5.26% ,  06/17/24 ................. 400 390,209
5.05% ,  08/02/24 ................. 1,165 1,129,958
4.95% ,  09/03/24 ................. 306 295,869
4.92% ,  11/01/24 ................. 4,204 4,025,202
4.92% ,  11/04/24 ................. 488 467,500
Federal Home Loan Bank Variable Rate
Notes
(b)
(1-day SOFR + 0.03%), 5.43% ,  01/03/24 . 4,700 4,700,000
(1-day SOFR + 0.03%), 5.43% ,  01/04/24 . 2,200 2,200,000
(1-day SOFR + 0.04%), 5.43% ,  01/19/24 . 6,500 6,500,000
(1-day SOFR + 0.04%), 5.44% ,  01/23/24 . 2,520 2,520,000
(1-day SOFR + 0.08%), 5.48% ,  01/24/24 . 3,310 3,310,000
(1-day SOFR + 0.04%), 5.43% ,  01/26/24 . 6,075 6,075,000
(1-day SOFR + 0.04%), 5.44% ,  01/29/24 . 1,900 1,900,000
(1-day SOFR + 0.04%), 5.43% ,  02/05/24 . 1,700 1,700,016
(1-day SOFR + 0.04%), 5.44% ,  02/20/24 . 11,065 11,065,000
(1-day SOFR + 0.05%), 5.45% ,  03/25/24 . 3,360 3,360,000
(1-day SOFR + 0.07%), 5.47% ,  07/12/24 . 625 625,000
(1-day SOFR + 0.11%), 5.51% ,  10/28/24 . 1,800 1,800,024
(1-day SOFR + 0.16%), 5.56% ,  07/21/25 . 3,900 3,900,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
Federal National Mortgage Association,
2.63%, 09/06/24 ................ USD 1,665 $ 1,633,305
Total U.S. Government Sponsored Agency Obligations — 34.4%
(Cost: $93,127,736) .............................. 93,127,736
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
1.77%, 01/04/24 ................. 3,265 3,263,569
3.67%, 01/11/24 ................. 4,650 4,643,187
4.72%, 01/30/24 ................. 565 562,667
4.92%, 02/13/24 ................. 13,075 12,992,105
4.97%, 02/22/24 ................. 985 977,477
5.00%, 03/05/24 ................. 860 851,836
5.04%, 03/12/24 ................. 3,113 3,080,577
5.12%, 04/04/24 ................. 4,620 4,555,582
5.17%, 04/16/24 ................. 758 746,357
5.15%, 04/18/24 ................. 2,815 2,769,946
5.15%, 05/09/24 ................. 7,944 7,794,269
5.13%, 05/16/24 ................. 9,640 9,448,078
5.12%, 06/13/24 ................. 2,317 2,264,395
5.12%, 06/20/24 ................. 4,162 4,060,805
4.76%, 10/31/24 ................. 731 699,565
U.S. Treasury Notes
(b)
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 5.26%, 04/30/24 ..... 4,730 4,729,137
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 5.47%, 10/31/24 .... 3,220 3,222,013
(US Treasury 3 Month Bill Money Market
Yield + 0.13%), 5.46%, 07/31/25 .... 9,590 9,588,723
(US Treasury 3 Month Bill Money Market
Yield + 0.17%), 5.50%, 10/31/25 .... 1,535 1,534,136
Total U.S. Treasury Obligations — 28.7%
(Cost: $77,784,424) .............................. 77,784,424
Total Repurchase Agreements — 28.2%
(Cost: $76,500,000) .............................. 76,500,000
Total Investments — 91.3%
(Cost: $247,412,160 )
(c)
............................ 247,412,160
Other Assets Less Liabilities — 8.7% ................... 23,672,528
Net Assets — 100.0% ..............................
$ 271,084,688
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Government Money Market V.I. Fund
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5.34% 12/29/23 01/02/24 $ 15,000 $ 15,000,000 $ 15,008,900
U.S. Government
Sponsored Agency
Obligations, 2.00% to
8.00%, due 04/15/30 to
12/20/63 ......... $ 21,125,034 $ 15,300,000
– –
BNP Paribas SA .... 5.35 12/29/23 01/02/24 15,000 15,000,000 15,008,917
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.13% to 7.50%, due
07/15/26 to 11/20/63 . 25,547,222 15,347,994
– –
JP Morgan Securities
LLC ........... 5.33 12/29/23 01/02/24 6,000 6,000,000 6,003,554
U.S. Treasury
Obligations, 0.00% to
0.75%, due 02/13/24 to
08/31/26 ......... 6,657,100 6,120,004
– –
Mizuho Securities USA
LLC ........... 5.35 12/29/23 01/02/24 10,500 10,500,000 10,506,242
U.S. Treasury
Obligation, 3.63%, due
05/15/53 ......... 11,430,800 10,710,087
– –
Morgan Stanley & Co.
LLC ........... 5.33 12/29/23 01/02/24 10,000 10,000,000 10,005,922
U.S. Treasury
Obligations, 0.13% to
1.38%, due 02/15/24 to
11/15/40 ......... 14,189,300 10,200,011
– –
Societe Generale SA . 5.33 12/29/23 01/02/24 10,000 10,000,000 10,005,922
U.S. Treasury
Obligation, 4.13%, due
06/15/26 ......... 10,191,100 10,200,046
– –
TD Securities USA LLC 5.33 12/29/23 01/02/24 10,000 10,000,000 10,005,922
U.S. Treasury
Obligations, 1.63% to
2.38%, due 11/30/26 to
05/15/29 ......... 10,945,800 10,200,017
– –
$ 76,500,000 $ 78,078,159
– –
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 76,500,000 $ — $ 76,500,000
U.S. Government Sponsored Agency Obligations ................... — 93,127,736 — 93,127,736
U.S. Treasury Obligations ................................... — 77,784,424 — 77,784,424
$ — $ 247,412,160 $ — $ 247,412,160

Statement of Assets and Liabilities

December 31, 2023
2023
BlackRock Annual Report to Shareholders
6
BlackRock
Government
Money Market
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 170,912,160
Cash ............................................................................................................. 23,300,015
Repurchase agreements, at value
(b)
......................................................................................... 76,500,000
Receivables: –
Capital shares sold ................................................................................................... 235,297
Interest — unaffiliated ................................................................................................. 866,293
Prepaid expenses ..................................................................................................... 1,926
Other assets ......................................................................................................... 38,021
Total assets .........................................................................................................
271,853,712
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 562,668
Capital shares redeemed ............................................................................................... 138
Investment advisory fees .............................................................................................. 70,566
Directors' and Officer's fees ............................................................................................. 102
Printing and postage fees .............................................................................................. 70,362
Professional fees .................................................................................................... 36,014
Other accrued expenses ............................................................................................... 29,174
Total liabilities ........................................................................................................
769,024
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 271,084,688
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 271,056,922
Accumulated earnings .................................................................................................. 27,766
NET ASSETS ........................................................................................................
$ 271,084,688
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 170,912,160
(b)
  Repurchase agreements, at cost .................................................................................. $ 76,500,000
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
7
Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 271,084,688
Shares outstanding ..................................................................................................
271,056,458
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
3.3 billion
Par value .........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2023
2023
BlackRock Annual Report to Shareholders
8
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 21,852,408
Total investment income .................................................................................................
21,852,408
EXPENSES
Investment advisory .................................................................................................. 2,161,432
Professional ....................................................................................................... 79,394
Transfer agent — class specific .......................................................................................... 78,096
Accounting services .................................................................................................. 41,898
Custodian ......................................................................................................... 12,897
Printing and postage ................................................................................................. 11,649
Directors and Officer ................................................................................................. 9,407
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 3,646
Total expenses .......................................................................................................
2,403,419
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,028,393)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (78,096)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,296,930
Net investment income ..................................................................................................
20,555,478
REALIZED GAIN (LOSS) $ 17,819
Net realized gain from investments ........................................................................................ 17,818
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 20,573,296

Statements of Changes in Net Assets
9
Financial Statements
See notes to financial statements.
BlackRock Government Money Market
V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 20,555,478  $ 6,664,495
Net realized gain .................................................................................. 17,818  8,517
Net increase in net assets resulting from operations ............................................................. 20,573,296  6,673,012
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (20,555,478) (6,664,495)
CAPITAL TRANSACTIONS
Net proceeds from sale of shares ......................................................................... 147,925,318  237,832,814
Reinvestment of distributions ............................................................................ 20,502,006  6,755,884
Costs of shares redeemed .............................................................................. (326,293,909) (165,071,706)
Net increase (decrease) in net assets derived from capital transactions ................................................ (157,866,585) 79,516,992
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (157,848,767) 79,525,509
Beginning of year .................................................................................... 428,933,455  349,407,946
End of year ........................................................................................
$ 271,084,688  $ 428,933,455
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
10
BlackRock Government Money Market V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0476  0.0146  0.0000
(a)
0.0032  0.0196
Net realized gain (loss) .....................................
0.0000
(a)
(0.0008)
(b)
0.0001  0.0002  0.0000
(a)
Net increase from investment operations ........................... 0.0476  0.0138  0.0001  0.0034  0.0196
Distributions
(c)
– – – – –
From net investment income .................................
(0.0476) (0.0138) (0.0001) (0.0034) (0.0196)
From net realized gain ......................................
(0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
Total distributions .......................................... (0.0476) (0.0138) (0.0001) (0.0034) (0.0196)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ..................................... 4.85% 1.41% 0.01% 0.34% 1.98%
Ratios to Average Net Assets
Total expenses ............................................
0.56% 0.55% 0.56% 0.65% 0.64%
Total expenses after fees waived and/or reimbursed ...................
0.30% 0.26% 0.08% 0.24% 0.30%
Net investment income ......................................
4.76% 1.46% 0.00%
(f)
0.32% 1.96%
Supplemental Data
Net assets, end of year (000) ................................... $ 271,085  $ 428,933  $ 349,408  $ 261,398  $ 201,318
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Notes to Financial Statements
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
12
hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year  ended December 31, 2023 , there were no fees waived and/or reimbursed by the Manager under this agreement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.30% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2024, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $1,028,393, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, this amount waived and/or reimbursed by the Manager is included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements was as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.400
$3 billion - $4 billion ..................................................................................................... 0.375
$4 billion - $7 billion ..................................................................................................... 0.350
$7 billion - $10 billion .................................................................................................... 0.325
$10 billion - $15 billion ................................................................................................... 0.300
Greater than $15 billion ................................................................................................... 0.290
Class I
Transfer agent fees - class specific ............................................................................................. $ 78,096
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 78,096

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Fund’s operations and return potential.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Government Money Market V.I. Fund
Ordinary income ........................................................................................... $ 20,555,478 $ 6,664,495
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains Total
BlackRock Government Money Market V.I. Fund .................................................... $ 27,430 $ 336 $27,766

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
14
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Government Money Market V.I. Fund
Class I
Shares sold .............................................
147,925,318 $ 147,925,318 237,832,814 $ 237,832,814
Shares issued in reinvestment of distributions ........................
20,502,006 20,502,006 6,755,884 6,755,884
Shares redeemed .........................................
(326,293,909) (326,293,909) (165,071,706) (165,071,706)
(157,866,585) $ (157,866,585) 79,516,992 $ 79,516,992

Report of Independent Registered Public Accounting Firm
15
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Government Money Market V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Government Money Market V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
16
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SOFR Secured Overnight Financing Rate

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock International Index V.I. Fund
Investment Objective
BlackRock International Index V.I. Fund’s (the “Fund”) investment objective is to seek to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East)
(the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund’s Class I and Class III Shares returned 18.12% and 17.83%, respectively. The MSCI EAFE Index returned
18.24% for the same period. The MSCI EAFE Index is a free-float adjusted, market-capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.
Describe the market environment.
Developed non-U.S. markets, as represented by the MSCI EAFE Index, posted positive gains over the first quarter of 2023 on the back of optimism of cooling inflation pressure and resilient economic data. Energy shock has been mitigated by warm weather and government energy support measures. Headline news about the banking sector dampened market sentiments and attracted investors’ attention later in the quarter. The overall market calmed after the central banks set out reassuring plans.
In Europe, forward-looking indicators raised hopes that the eurozone may continue to avoid recession. The European Central Bank (“ECB”) reiterated its commitment to return inflation to its 2% target. The Bank of England (“BoE”) and ECB both raised the interest rate over the quarter to 4.25% and 3.00% respectively.
In Japan, the Bank of Japan (“BOJ”) kept their stance toward loose monetary policy amidst currency strength concerns. Inflation is at the highest level in the last 40 years.
The Japanese market posted positive gains over the first quarter supported by the resurgence of tourism.
In the second quarter of 2023, developed non-U.S. markets posted positive gains supported by resilient corporate earnings data. The information technology sector rallied and boosted broad market performance, with semiconductor companies leading the way.
The ECB raised the interest rate to 4% over the quarter, indicating a potential for further rate hikes due to elevated inflation rates. In the United Kingdom, the BoE raised the interest rate to 5% in response to increased inflation triggered by wage growth.
The Japanese equity market posted positive return over the second quarter supported by a weaker Yen, improved sentiment towards semiconductor industry, and a strong corporate earnings season.
Global growth and inflation concerns took center stage in shaping sentiment across developed markets. Developed European equities fell over the third quarter amid worries about the potential impact of further rate hikes on economic growth.
The cooling inflation rate in Europe raised optimism that the rate hike cycle was nearing its endpoint. The ECB raised the interest rate in both July and September 2023, signaling a pause ahead, as the current level was deemed sufficient to guide inflation back to its target. However, the BoE maintained rates unchanged in September 2023 but indicated a longer period of elevated rates.
In Japan, equity markets rallied on the back of rising rates and robust earnings results. The weakened Yen, coupled with strong domestic demand, heightened investor sentiment, and supported market performance throughout the quarter. The BOJ announced policy adjustments that supported a gradual increase in Japanese government bond yields.
Developed non-U.S. markets posted positive gains over the fourth quarter 2023, supported by the optimism of cooling inflationary pressure and resilient economic data. With inflation returning closer to central banks’ targets, investors increased expectations that the rate-hiking cycle may have been over and increased their hopes for rate cuts in
2024.
In the Eurozone, with inflation data returning closer to the 2% target, the ECB kept interest rates at 4.00% in October 2023 after 10 consecutive hikes. In the United Kingdom, data contributed to hopes that the BoE may have finished its series of interest rate hikes. The BoE kept rates at 5.25% during the quarter.
In Japan, core consumer price growth picked up in the quarter to 2.9% in October 2023. The BoJ kept interest rates at -0.1%. The BoJ is the only major central bank to maintain interest rates below zero with the hope of ending Japan’s decades of deflation.
Describe recent portfolio activity.
During the 12-month period, as changes were made to the composition of the MSCI EAFE Index, the Fund purchased and sold securities to maintain its objective of matching the risks and return of the Underlying Index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of the Underlying Index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock International Index V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
Under normal circumstances, the Fund invests at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the
“Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(c)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
............................................................................ 18.12% 8.14% 4.16%
Class III
(b)(c)(d)
.......................................................................... 17.83 7.85 3.89
MSCI EAFE Index ...................................................................... 18.24 8.16 4.28
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance -
related fees and expenses are not reflected in these returns.
(c)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund, a series of State Farm Variable Product Trust, through the
Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the
Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock International Index V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,053.90 $ 1.45 $ 1,000.00 $ 1,023.79 $ 1.43 0.28%
Class III .................................. 1,000.00 1,053.00 2.74 1,000.00 1,022.53 2.70 0.53
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 22.3%
United Kingdom ..................................... 10.9
France ........................................... 10.3
Germany ......................................... 8.4
Australia .......................................... 7.9
United States ...................................... 7.5
Switzerland ........................................ 6.4
Netherlands ....................................... 5.6
Denmark ......................................... 3.3
Sweden .......................................... 3.2
Spain ............................................ 2.6
Italy ............................................. 2.3
Hong Kong ........................................ 2.0
Singapore ......................................... 1.6
Finland .......................................... 1.1
Other
(a)
........................................... 4.1
Short-Term Securities ................................. 0.4
Other Assets Less Liabilities ............................ 0.1
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.9%
Ampol Ltd. .................. 3,135 $ 77,262
ANZ Group Holdings Ltd. ........ 38,055 672,357
APA Group
(a)
................. 15,282 88,934
Aristocrat Leisure Ltd. ........... 7,630 211,988
ASX Ltd. ................... 2,583 110,973
Aurizon Holdings Ltd. ........... 23,960 62,031
BHP Group Ltd. ............... 64,275 2,195,931
BlueScope Steel Ltd. ........... 6,134 97,791
Brambles Ltd. ................ 18,238 169,046
CAR Group Ltd. ............... 4,552 96,463
Cochlear Ltd. ................ 828 168,453
Coles Group Ltd. .............. 16,964 186,351
Commonwealth Bank of Australia ... 21,275 1,621,517
Computershare Ltd. ............ 6,833 113,806
Dexus
(a)
.................... 14,431 75,419
EBOS Group Ltd. .............. 2,050 45,976
Endeavour Group Ltd. .......... 17,790 63,178
Flutter Entertainment plc
(b)
........ 2,227 393,047
Fortescue Ltd. ................ 21,176 417,534
Glencore plc ................. 133,052 799,782
Goodman Group .............. 21,570 371,368
GPT Group (The)
(a)
............. 23,998 75,737
IDP Education Ltd. ............. 3,507 47,840
IGO Ltd. .................... 8,667 53,416
Insurance Australia Group Ltd. ..... 31,789 122,876
Lottery Corp. Ltd. (The) .......... 27,737 91,521
Macquarie Group Ltd.
(c)
.......... 4,669 584,474
Medibank Pvt Ltd. ............. 35,917 87,198
Mineral Resources Ltd. .......... 2,132 101,555
Mirvac Group
(a)
............... 49,339 70,191
National Australia Bank Ltd. ....... 39,639 828,490
Northern Star Resources Ltd. ...... 15,205 141,074
Orica Ltd. ................... 5,916 64,308
Origin Energy Ltd. ............. 21,517 124,168
Pilbara Minerals Ltd.
(c)
.......... 32,264 86,600
Qantas Airways Ltd.
(b)
........... 12,572 46,051
QBE Insurance Group Ltd. ....... 18,704 189,520
Ramsay Health Care Ltd. ........ 2,295 82,327
REA Group Ltd. ............... 701 86,440
Reece Ltd. .................. 2,861 43,639
Rio Tinto Ltd. ................ 4,714 436,506
Rio Tinto plc ................. 14,356 1,067,815
Santos Ltd. .................. 42,157 219,196
Scentre Group ................ 66,680 135,788
SEEK Ltd. .................. 4,001 72,790
Sonic Healthcare Ltd. ........... 5,750 125,642
South32 Ltd. ................. 59,618 134,834
Stockland
(a)
.................. 29,531 89,557
Suncorp Group Ltd. ............ 15,622 147,930
Telstra Group Ltd. ............. 51,980 140,465
Transurban Group
(a)
............ 38,669 361,338
Treasury Wine Estates Ltd. ....... 9,492 69,837
Vicinity Ltd. .................. 52,795 73,338
Washington H Soul Pattinson & Co. Ltd. 2,711 60,563
Wesfarmers Ltd. .............. 14,469 562,684
Westpac Banking Corp. ......... 44,011 686,681
WiseTech Global Ltd. ........... 2,219 113,734
Woodside Energy Group Ltd. ...... 23,895 504,582
Woolworths Group Ltd. .......... 15,598 395,720
16,365,632
Austria — 0.3%
Erste Group Bank AG ........... 4,223 171,052
Mondi plc ................... 6,082 118,993
Security
Shares
Shares Value
Austria (continued)
OMV AG ................... 1,883 $ 82,612
Verbund AG ................. 878 81,366
voestalpine AG ............... 1,524 47,984
502,007
Belgium — 0.8%
Ageas SA ................... 2,041 88,723
Anheuser-Busch InBev SA/NV ..... 11,054 713,515
D'ieteren Group ............... 313 61,227
Elia Group SA/NV ............. 423 52,949
Groupe Bruxelles Lambert NV ..... 1,235 98,237
KBC Group NV ............... 3,224 209,235
Lotus Bakeries NV ............. 5 45,428
Sofina SA ................... 198 49,366
Syensqo SA
(b)
................ 973 101,249
UCB SA .................... 1,583 137,993
Umicore SA ................. 2,657 73,086
Warehouses De Pauw CVA ....... 1,870 58,864
1,689,872
Brazil — 0.0%
Yara International ASA .......... 2,127 75,565
Burkina Faso — 0.0%
Endeavour Mining plc ........... 2,311 51,711
Chile — 0.1%
Antofagasta plc ............... 4,848 103,660
China — 0.4%
BOC Hong Kong Holdings Ltd. ..... 46,500 126,318
Budweiser Brewing Co. APAC Ltd.
(d)(e)
22,100 41,431
ESR Group Ltd.
(d)(e)
............ 25,200 34,850
Prosus NV .................. 18,593 553,887
SITC International Holdings Co. Ltd. . 17,000 29,343
Wharf Holdings Ltd. (The) ........ 13,000 41,879
Wilmar International Ltd. ......... 22,600 61,051
Xinyi Glass Holdings Ltd. ........ 21,000 23,587
912,346
Denmark — 3.3%
AP Moller - Maersk A/S, Class A .... 41 72,828
AP Moller - Maersk A/S, Class B .... 62 111,602
Carlsberg A/S, Class B .......... 1,232 154,597
Chr Hansen Holding A/S ......... 1,315 110,285
Coloplast A/S, Class B .......... 1,751 200,080
Danske Bank A/S .............. 8,480 226,681
Demant A/S
(b)
................ 1,049 46,009
DSV A/S .................... 2,361 414,844
Genmab A/S
(b)
................ 828 264,010
Novo Nordisk A/S, Class B ....... 41,442 4,294,684
Novozymes A/S, Class B ......... 2,560 140,732
Orsted A/S
(d)(e)
................ 2,416 133,935
Pandora A/S ................. 1,074 148,486
Rockwool A/S, Class B .......... 102 29,842
Tryg A/S .................... 4,545 98,909
Vestas Wind Systems A/S
(b)
....... 12,748 403,369
6,850,893
Finland — 1.1%
Elisa OYJ ................... 1,747 80,750
Fortum OYJ ................. 5,443 78,619
Kesko OYJ, Class B ............ 3,461 68,610
Kone OYJ, Class B ............ 4,203 210,239
Metso OYJ .................. 8,391 85,185
Neste OYJ .................. 5,345 190,014
Nokia OYJ .................. 68,376 232,884
Nordea Bank Abp ............. 41,861 519,698

Schedule of Investments
(continued)
December 31, 2023
BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Finland (continued)
Orion OYJ, Class B ............ 1,385 $ 60,014
Sampo OYJ, Class A ........... 5,770 252,797
Stora Enso OYJ, Class R ........ 7,327 101,520
UPM-Kymmene OYJ ........... 6,733 253,973
Wartsila OYJ Abp .............. 5,901 85,762
2,220,065
France — 10.3%
Accor SA ................... 2,525 96,647
Adevinta ASA
(b)
............... 4,445 49,108
Aeroports de Paris SA .......... 395 51,253
Air Liquide SA ................ 6,678 1,300,176
Airbus SE ................... 7,517 1,161,289
Alstom SA .................. 3,965 53,469
Amundi SA
(d)(e)
................ 804 54,840
Arkema SA .................. 729 83,046
AXA SA .................... 22,931 748,845
BioMerieux .................. 551 61,304
BNP Paribas SA .............. 13,378 929,045
Bollore SE .................. 9,369 58,629
Bouygues SA ................ 2,421 91,343
Bureau Veritas SA ............. 3,861 97,682
Capgemini SE ................ 1,986 415,057
Carrefour SA ................. 7,725 141,481
Cie de Saint-Gobain SA ......... 5,898 434,962
Cie Generale des Etablissements
Michelin SCA .............. 8,620 309,687
Covivio SA .................. 612 32,931
Credit Agricole SA ............. 13,581 193,076
Danone SA .................. 8,253 535,443
Dassault Aviation SA ........... 262 51,910
Dassault Systemes SE .......... 8,402 411,255
Edenred SE ................. 3,130 187,314
Eiffage SA .................. 933 100,158
Engie SA ................... 23,207 408,822
EssilorLuxottica SA ............ 3,759 754,721
Eurazeo SE ................. 537 42,699
Gecina SA .................. 601 73,165
Getlink SE .................. 4,951 90,677
Hermes International SCA ........ 403 856,583
Ipsen SA ................... 501 59,764
Kering SA ................... 950 420,754
Klepierre SA ................. 2,844 77,643
La Francaise des Jeux SAEM
(d)(e)
... 1,366 49,620
Legrand SA ................. 3,319 345,628
L'Oreal SA .................. 3,055 1,522,920
LVMH Moet Hennessy Louis Vuitton SE 3,507 2,849,568
Orange SA .................. 23,677 269,862
Pernod Ricard SA ............. 2,622 463,365
Publicis Groupe SA ............ 2,949 273,997
Remy Cointreau SA ............ 300 38,266
Renault SA .................. 2,327 95,174
Safran SA ................... 4,315 760,779
Sartorius Stedim Biotech ......... 340 90,162
SEB SA .................... 330 41,324
Societe Generale SA ........... 9,393 249,904
Sodexo SA .................. 1,160 127,703
Teleperformance SE ............ 735 107,609
Thales SA ................... 1,328 196,641
TotalEnergies SE .............. 29,129 1,980,744
Unibail-Rodamco-Westfield
(a)(b)
..... 1,573 116,345
Veolia Environnement SA ........ 8,666 273,903
Vinci SA .................... 6,453 812,080
Vivendi SE .................. 8,856 94,803
Security
Shares
Shares Value
France (continued)
Worldline SA
(b)(d)(e)
............. 3,016 $ 52,448
21,247,623
Germany — 8.0%
adidas AG .................. 2,050 416,574
Allianz SE (Registered) .......... 5,103 1,363,732
BASF SE ................... 11,339 610,572
Bayer AG (Registered) .......... 12,591 467,176
Bayerische Motoren Werke AG .... 4,053 450,984
Bechtle AG .................. 1,038 51,991
Beiersdorf AG ................ 1,247 186,744
Brenntag SE ................. 1,864 171,316
Carl Zeiss Meditec AG .......... 529 57,584
Commerzbank AG ............. 13,381 159,044
Continental AG ............... 1,422 120,772
Covestro AG
(b)(d)(e)
.............. 2,490 145,097
Daimler Truck Holding AG ........ 6,799 255,398
Deutsche Bank AG (Registered) .... 24,813 338,725
Deutsche Boerse AG ........... 2,407 495,685
Deutsche Lufthansa AG (Registered)
(b)
8,000 71,122
Deutsche Post AG ............. 12,588 623,056
Deutsche Telekom AG (Registered) . 41,111 988,444
E.ON SE ................... 28,677 385,277
Evonik Industries AG ........... 2,692 54,995
Fresenius Medical Care AG ....... 2,588 108,200
Fresenius SE & Co. KGaA ........ 5,288 163,904
GEA Group AG ............... 1,958 81,402
Hannover Rueck SE ............ 747 178,611
Heidelberg Materials AG ......... 1,850 165,368
HelloFresh SE
(b)
............... 2,085 32,873
Henkel AG & Co. KGaA ......... 1,253 89,901
Infineon Technologies AG ........ 16,615 693,886
Knorr-Bremse AG ............. 925 59,742
LEG Immobilien SE
(b)
........... 886 77,533
Mercedes-Benz Group AG ........ 10,231 705,917
Merck KGaA ................. 1,648 262,386
MTU Aero Engines AG .......... 656 141,332
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,733 718,872
Nemetschek SE ............... 741 63,974
Puma SE ................... 1,324 73,654
Rational AG ................. 65 50,158
Rheinmetall AG ............... 547 173,474
RWE AG ................... 8,207 373,524
SAP SE .................... 13,238 2,037,614
Scout24 SE
(d)(e)
............... 949 67,105
Siemens AG (Registered) ........ 9,680 1,816,058
Siemens Energy AG
(b)
........... 6,537 86,395
Siemens Healthineers AG
(d)(e)
...... 3,577 207,676
Symrise AG ................. 1,720 189,020
Talanx AG ................... 822 58,744
Volkswagen AG ............... 401 52,473
Vonovia SE .................. 9,148 287,446
Wacker Chemie AG ............ 234 29,503
Zalando SE
(b)(d)(e)
.............. 2,782 65,862
16,526,895
Hong Kong — 2.0%
AIA Group Ltd. ............... 145,954 1,270,221
CK Asset Holdings Ltd. .......... 25,159 126,275
CK Infrastructure Holdings Ltd. ..... 9,000 49,808
CLP Holdings Ltd. ............. 20,783 171,712
Futu Holdings Ltd., ADR
(b)
........ 632 34,526
Hang Lung Properties Ltd. ........ 27,000 37,538
Hang Seng Bank Ltd. ........... 9,574 111,781
Henderson Land Development Co. Ltd. 18,836 58,004

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hong Kong (continued)
HKT Trust & HKT Ltd.
(a)
.......... 50,100 $ 59,816
Hong Kong & China Gas Co. Ltd. ... 140,220 107,518
Hong Kong Exchanges & Clearing Ltd. 15,007 514,744
Hongkong Land Holdings Ltd. ..... 13,800 47,997
Jardine Matheson Holdings Ltd. .... 2,000 82,326
Link REIT ................... 32,040 179,906
MTR Corp. Ltd. ............... 20,000 77,627
New World Development Co. Ltd. ... 18,361 28,469
Power Assets Holdings Ltd. ....... 18,500 107,257
Prudential plc ................ 34,524 389,524
Sino Land Co. Ltd. ............. 45,311 49,275
Sun Hung Kai Properties Ltd. ...... 18,000 194,785
Swire Pacific Ltd., Class A ........ 6,500 55,053
Swire Properties Ltd. ........... 15,600 31,578
Techtronic Industries Co. Ltd. ...... 17,500 208,514
WH Group Ltd.
(d)(e)
............. 100,500 64,903
Wharf Real Estate Investment Co. Ltd. 21,953 74,212
4,133,369
Ireland — 0.4%
AerCap Holdings NV
(b)
.......... 2,403 178,591
AIB Group plc ................ 18,365 78,653
Bank of Ireland Group plc ........ 13,611 123,567
Kerry Group plc, Class A ......... 2,035 176,637
Kingspan Group plc ............ 1,962 169,566
Smurfit Kappa Group plc ......... 3,082 122,172
849,186
Israel — 0.6%
Azrieli Group Ltd. .............. 564 36,480
Bank Hapoalim BM ............ 16,068 144,348
Bank Leumi Le-Israel BM ........ 19,532 157,190
Check Point Software Technologies
Ltd.
(b)
.................... 1,252 191,293
Elbit Systems Ltd. ............. 313 66,384
Global-e Online Ltd.
(b)
........... 1,152 45,654
ICL Group Ltd. ................ 9,360 47,059
Israel Discount Bank Ltd., Class A .. 15,550 77,858
Mizrahi Tefahot Bank Ltd. ........ 1,858 71,927
Nice Ltd.
(b)
.................. 819 162,882
Teva Pharmaceutical Industries Ltd.,
ADR
(b)
................... 14,621 152,643
Wix.com Ltd.
(b)
................ 700 86,114
1,239,832
Italy — 2.3%
Amplifon SpA ................ 1,578 54,679
Assicurazioni Generali SpA ....... 13,017 275,017
Banco BPM SpA .............. 15,408 81,646
Coca-Cola HBC AG ............ 2,617 76,843
Davide Campari-Milano NV ....... 6,845 77,299
DiaSorin SpA ................ 323 33,290
Enel SpA ................... 103,984 773,621
Eni SpA .................... 30,038 509,486
Ferrari NV .................. 1,607 542,534
FinecoBank Banca Fineco SpA .... 7,920 119,150
Infrastrutture Wireless Italiane SpA
(d)(e)
4,226 53,505
Intesa Sanpaolo SpA ........... 197,350 577,524
Leonardo SpA ................ 3,521 58,178
Mediobanca Banca di Credito
Finanziario SpA ............. 7,311 90,596
Moncler SpA ................. 2,575 158,541
Nexi SpA
(b)(d)(e)
................ 7,615 62,390
Poste Italiane SpA
(d)(e)
........... 6,946 78,953
Prysmian SpA ................ 3,194 145,599
Security
Shares
Shares Value
Italy (continued)
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 $ 74,953
Snam SpA .................. 25,938 133,449
Telecom Italia SpA
(b)
............ 125,782 40,852
Terna - Rete Elettrica Nazionale .... 17,272 144,094
UniCredit SpA ................ 20,416 555,921
4,718,120
Japan — 22.3%
Advantest Corp. ............... 9,600 323,477
Aeon Co. Ltd. ................ 8,100 180,747
AGC, Inc. ................... 2,500 92,661
Aisin Corp. .................. 1,900 66,236
Ajinomoto Co., Inc. ............. 5,700 219,415
ANA Holdings, Inc.
(b)
............ 2,000 43,331
Asahi Group Holdings Ltd. ........ 6,100 227,142
Asahi Intecc Co. Ltd. ........... 2,800 56,781
Asahi Kasei Corp. ............. 15,700 115,871
Astellas Pharma, Inc. ........... 23,200 275,924
Azbil Corp. .................. 1,600 52,771
Bandai Namco Holdings, Inc. ...... 7,500 149,987
BayCurrent Consulting, Inc. ....... 1,700 59,510
Bridgestone Corp. ............. 7,200 297,370
Brother Industries Ltd. .......... 3,000 47,775
Canon, Inc. .................. 12,700 325,802
Capcom Co. Ltd. .............. 2,200 70,996
Central Japan Railway Co. ....... 9,000 228,423
Chiba Bank Ltd. (The) ........... 6,300 45,389
Chubu Electric Power Co., Inc. ..... 8,100 104,582
Chugai Pharmaceutical Co. Ltd. .... 8,500 321,116
Concordia Financial Group Ltd. .... 14,300 65,182
Dai Nippon Printing Co. Ltd. ...... 2,700 79,734
Daifuku Co. Ltd. ............... 3,900 78,640
Dai-ichi Life Holdings, Inc. ........ 12,300 260,919
Daiichi Sankyo Co. Ltd. .......... 23,539 644,421
Daikin Industries Ltd. ........... 3,400 551,548
Daito Trust Construction Co. Ltd. ... 800 92,597
Daiwa House Industry Co. Ltd. ..... 7,600 229,751
Daiwa House REIT Investment Corp. 27 48,146
Daiwa Securities Group, Inc. ...... 16,900 113,436
Denso Corp. ................. 24,400 366,301
Dentsu Group, Inc. ............. 2,600 66,569
Disco Corp. .................. 1,100 271,663
East Japan Railway Co. ......... 3,800 218,738
Eisai Co. Ltd. ................ 3,300 164,311
ENEOS Holdings, Inc. .......... 35,850 142,190
FANUC Corp. ................ 12,000 352,190
Fast Retailing Co. Ltd. .......... 2,200 544,014
Fuji Electric Co. Ltd. ............ 1,600 68,579
FUJIFILM Holdings Corp. ........ 4,700 281,670
Fujitsu Ltd. .................. 2,200 331,086
GLP J-REIT ................. 54 53,754
Hamamatsu Photonics KK ........ 1,700 69,747
Hankyu Hanshin Holdings, Inc. ..... 3,000 95,340
Hikari Tsushin, Inc. ............. 300 49,581
Hirose Electric Co. Ltd. .......... 435 49,128
Hitachi Construction Machinery Co. Ltd. 1,400 36,853
Hitachi Ltd. .................. 11,900 855,964
Honda Motor Co. Ltd. ........... 58,800 606,535
Hoshizaki Corp. ............... 1,400 51,142
Hoya Corp. .................. 4,500 560,427
Hulic Co. Ltd. ................ 4,700 49,097
Ibiden Co. Ltd. ................ 1,300 71,715
Idemitsu Kosan Co. Ltd. ......... 12,125 65,844
Iida Group Holdings Co. Ltd. ...... 2,000 29,873
Inpex Corp. .................. 12,100 161,919

Schedule of Investments
(continued)
December 31, 2023
BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Isuzu Motors Ltd. .............. 7,300 $ 93,584
ITOCHU Corp. ............... 15,000 611,098
Japan Airlines Co. Ltd. .......... 1,500 29,468
Japan Exchange Group, Inc. ...... 6,300 132,965
Japan Metropolitan Fund Investment
Corp. .................... 88 63,519
Japan Post Bank Co. Ltd. ........ 18,600 189,291
Japan Post Holdings Co. Ltd. ...... 26,400 235,685
Japan Post Insurance Co. Ltd. ..... 2,300 40,826
Japan Real Estate Investment Corp. . 15 62,054
Japan Tobacco, Inc. ............ 15,000 387,378
JFE Holdings, Inc. ............. 7,300 112,940
JSR Corp. .................. 2,200 62,599
Kajima Corp. ................. 5,200 86,706
Kansai Electric Power Co., Inc. (The) 8,400 111,486
Kao Corp. ................... 5,900 242,523
Kawasaki Kisen Kaisha Ltd. ....... 1,800 77,034
KDDI Corp. .................. 19,000 602,652
KDX Realty Investment Corp. ..... 52 59,230
Keisei Electric Railway Co. Ltd. .... 1,600 75,505
Keyence Corp. ............... 2,456 1,079,059
Kikkoman Corp. ............... 1,700 103,882
Kintetsu Group Holdings Co. Ltd. ... 2,100 66,536
Kirin Holdings Co. Ltd. .......... 10,400 152,257
Kobe Bussan Co. Ltd. ........... 2,000 59,081
Koei Tecmo Holdings Co. Ltd. ..... 1,560 17,772
Koito Manufacturing Co. Ltd. ...... 2,900 45,062
Komatsu Ltd. ................ 11,600 301,871
Konami Group Corp. ........... 1,200 62,686
Kose Corp. .................. 400 29,898
Kubota Corp. ................ 13,000 195,104
Kyocera Corp. ................ 16,400 238,785
Kyowa Kirin Co. Ltd. ............ 3,500 58,726
Lasertec Corp. ............... 1,000 262,527
LY Corp. .................... 33,400 118,112
M3, Inc. .................... 5,600 92,413
Makita Corp. ................. 2,700 74,264
Marubeni Corp. ............... 18,400 289,700
MatsukiyoCocokara & Co. ........ 4,200 74,230
Mazda Motor Corp. ............ 7,600 81,237
McDonald's Holdings Co. Japan Ltd. . 1,000 43,317
MEIJI Holdings Co. Ltd. ......... 3,000 71,261
MinebeaMitsumi, Inc. ........... 4,600 94,153
MISUMI Group, Inc. ............ 3,400 57,405
Mitsubishi Chemical Group Corp. ... 15,800 96,587
Mitsubishi Corp. ............... 44,100 702,481
Mitsubishi Electric Corp. ......... 24,300 343,701
Mitsubishi Estate Co. Ltd. ........ 14,200 194,655
Mitsubishi HC Capital, Inc. ........ 10,500 70,348
Mitsubishi Heavy Industries Ltd. .... 4,000 232,897
Mitsubishi UFJ Financial Group, Inc. . 145,460 1,248,358
Mitsui & Co. Ltd. .............. 16,700 625,648
Mitsui Chemicals, Inc. ........... 2,400 70,973
Mitsui Fudosan Co. Ltd. ......... 11,400 278,727
Mitsui OSK Lines Ltd. ........... 4,200 134,275
Mizuho Financial Group, Inc. ...... 30,370 518,046
MonotaRO Co. Ltd. ............ 3,000 32,644
MS&AD Insurance Group Holdings, Inc. 5,600 220,185
Murata Manufacturing Co. Ltd. ..... 21,900 462,790
NEC Corp. .................. 3,200 189,076
Nexon Co. Ltd. ............... 4,300 78,213
Nidec Corp. ................. 5,300 213,628
Nintendo Co. Ltd. .............. 13,300 692,051
Nippon Building Fund, Inc. ........ 19 82,249
Nippon Express Holdings, Inc. ..... 1,000 56,740
Security
Shares
Shares Value
Japan (continued)
Nippon Paint Holdings Co. Ltd. ..... 12,400 $ 100,023
Nippon Prologis REIT, Inc. ........ 27 51,915
Nippon Sanso Holdings Corp. ..... 2,200 58,746
Nippon Steel Corp. ............. 10,900 248,997
Nippon Telegraph & Telephone Corp. 375,000 457,907
Nippon Yusen KK .............. 6,000 185,301
Nissan Chemical Corp. .......... 1,500 58,408
Nissan Motor Co. Ltd. ........... 28,700 112,215
Nissin Foods Holdings Co. Ltd. .... 2,400 83,808
Nitori Holdings Co. Ltd. .......... 1,000 134,277
Nitto Denko Corp. ............. 1,700 126,863
Nomura Holdings, Inc. .......... 37,900 170,685
Nomura Real Estate Holdings, Inc. .. 1,600 41,985
Nomura Real Estate Master Fund, Inc. 52 60,816
Nomura Research Institute Ltd. .... 5,010 145,504
NTT Data Group Corp. .......... 7,700 108,844
Obayashi Corp. ............... 8,600 74,290
Obic Co. Ltd. ................. 900 154,850
Odakyu Electric Railway Co. Ltd. ... 3,500 53,297
Oji Holdings Corp. ............. 9,600 36,902
Olympus Corp. ............... 15,300 220,844
Omron Corp. ................. 2,400 111,679
Ono Pharmaceutical Co. Ltd. ...... 4,700 83,611
Open House Group Co. Ltd. ...... 1,000 29,579
Oracle Corp. Japan ............ 500 38,490
Oriental Land Co. Ltd. .......... 13,900 516,639
ORIX Corp. .................. 15,400 289,230
Osaka Gas Co. Ltd. ............ 5,000 104,372
Otsuka Corp. ................ 1,400 57,617
Otsuka Holdings Co. Ltd. ........ 5,300 198,204
Pan Pacific International Holdings Corp. 4,700 111,881
Panasonic Holdings Corp. ........ 27,600 271,793
Rakuten Group, Inc.
(b)
........... 19,900 88,720
Recruit Holdings Co. Ltd. ........ 18,100 756,782
Renesas Electronics Corp.
(b)
...... 18,800 336,162
Resona Holdings, Inc. .......... 27,400 138,900
Ricoh Co. Ltd. ................ 7,200 55,141
Rohm Co. Ltd. ................ 4,400 83,999
SBI Holdings, Inc. ............. 2,945 66,096
SCSK Corp. ................. 2,100 41,577
Secom Co. Ltd. ............... 2,700 194,239
Seiko Epson Corp. ............. 3,700 55,244
Sekisui Chemical Co. Ltd. ........ 5,000 71,915
Sekisui House Ltd. ............. 7,800 172,897
Seven & i Holdings Co. Ltd. ....... 9,640 381,258
SG Holdings Co. Ltd. ........... 3,600 51,609
Sharp Corp.
(b)
................ 2,300 16,370
Shimadzu Corp. ............... 3,100 86,437
Shimano, Inc. ................ 1,000 154,044
Shimizu Corp. ................ 7,300 48,423
Shin-Etsu Chemical Co. Ltd. ...... 23,300 974,480
Shionogi & Co. Ltd. ............ 3,300 158,822
Shiseido Co. Ltd. .............. 5,200 156,740
Shizuoka Financial Group, Inc. ..... 5,700 48,199
SMC Corp. .................. 800 427,949
SoftBank Corp. ............... 36,600 456,099
SoftBank Group Corp. .......... 13,100 578,214
Sompo Holdings, Inc. ........... 3,800 185,928
Sony Group Corp. ............. 16,000 1,514,127
Square Enix Holdings Co. Ltd. ..... 1,000 35,850
Subaru Corp. ................ 7,800 142,267
SUMCO Corp. ................ 4,200 62,829
Sumitomo Chemical Co. Ltd. ...... 17,900 43,510
Sumitomo Corp. .............. 13,300 289,430
Sumitomo Electric Industries Ltd. ... 9,200 116,735

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock International Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Sumitomo Metal Mining Co. Ltd. .... 3,100 $ 92,063
Sumitomo Mitsui Financial Group, Inc. 16,100 783,423
Sumitomo Mitsui Trust Holdings, Inc. . 8,200 157,045
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 112,609
Suntory Beverage & Food Ltd. ..... 1,800 59,184
Suzuki Motor Corp. ............ 4,600 196,036
Sysmex Corp. ................ 2,100 116,740
T&D Holdings, Inc. ............. 6,400 101,603
Taisei Corp. ................. 2,200 75,125
Takeda Pharmaceutical Co. Ltd. .... 20,071 575,597
TDK Corp. .................. 4,800 227,637
Terumo Corp. ................ 8,700 284,499
TIS, Inc. .................... 2,900 63,740
Tobu Railway Co. Ltd. ........... 2,500 67,073
Toho Co. Ltd. ................ 1,500 50,640
Tokio Marine Holdings, Inc. ....... 23,100 575,213
Tokyo Electric Power Co. Holdings,
Inc.
(b)
.................... 19,200 100,476
Tokyo Electron Ltd. ............ 6,000 1,066,439
Tokyo Gas Co. Ltd. ............ 4,800 110,106
Tokyu Corp. ................. 6,600 80,474
TOPPAN Holdings, Inc. .......... 3,300 91,904
Toray Industries, Inc. ........... 16,800 87,024
Tosoh Corp. ................. 3,500 44,618
TOTO Ltd. .................. 1,700 44,658
Toyota Industries Corp. .......... 1,900 154,452
Toyota Motor Corp. ............ 135,100 2,475,535
Toyota Tsusho Corp. ............ 2,800 164,310
Trend Micro, Inc.
(b)
............. 1,600 85,392
Unicharm Corp. ............... 5,100 184,453
USS Co. Ltd. ................. 2,900 58,221
West Japan Railway Co. ......... 2,700 112,505
Yakult Honsha Co. Ltd. .......... 3,200 71,832
Yamaha Corp. ................ 1,900 43,766
Yamaha Motor Co. Ltd. .......... 11,100 98,772
Yamato Holdings Co. Ltd. ........ 3,700 68,278
Yaskawa Electric Corp. .......... 3,200 133,190
Yokogawa Electric Corp. ......... 3,000 57,024
Zensho Holdings Co. Ltd. ........ 1,200 62,789
ZOZO, Inc. .................. 1,400 31,597
46,030,669
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 49,722
Luxembourg — 0.1%
ArcelorMittal SA ............... 6,255 177,517
Eurofins Scientific SE ........... 1,690 110,243
287,760
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 28,000 156,824
Sands China Ltd.
(b)
............. 30,400 88,980
245,804
Netherlands — 5.6%
ABN AMRO Bank NV, CVA
(d)(e)
..... 5,581 83,930
Adyen NV
(b)(d)(e)
............... 281 362,754
Aegon Ltd. .................. 21,788 126,677
Akzo Nobel NV ............... 2,217 183,583
Argenx SE
(b)
................. 751 285,657
ASM International NV ........... 595 309,682
ASML Holding NV ............. 5,115 3,861,249
ASR Nederland NV ............ 2,038 96,275
BE Semiconductor Industries NV ... 983 148,409
Euronext NV
(d)(e)
............... 1,072 93,164
Security
Shares
Shares Value
Netherlands (continued)
EXOR NV ................... 1,190 $ 119,116
Heineken Holding NV ........... 1,653 139,966
Heineken NV ................ 3,672 373,073
IMCD NV ................... 713 124,179
ING Groep NV ................ 46,168 692,268
JDE Peet's NV ............... 1,239 33,319
Koninklijke Ahold Delhaize NV ..... 12,396 356,651
Koninklijke KPN NV ............ 41,295 142,267
Koninklijke Philips NV
(b)
.......... 10,033 234,795
NN Group NV ................ 3,213 126,981
OCI NV .................... 1,324 38,371
Randstad NV ................ 1,562 98,031
Shell plc .................... 84,112 2,753,330
Universal Music Group NV ....... 10,522 300,373
Wolters Kluwer NV ............. 3,159 449,429
11,533,529
New Zealand — 0.3%
Auckland International Airport Ltd. .. 15,598 86,770
Fisher & Paykel Healthcare Corp. Ltd. 7,121 106,199
Mercury NZ Ltd. ............... 8,325 34,733
Meridian Energy Ltd. ........... 17,039 59,666
Spark New Zealand Ltd. ......... 24,652 80,724
Xero Ltd.
(b)
.................. 1,890 144,185
512,277
Norway — 0.6%
Aker BP ASA ................. 3,993 115,987
DNB Bank ASA ............... 11,839 251,712
Equinor ASA ................. 11,441 362,588
Gjensidige Forsikring ASA ........ 2,659 49,069
Kongsberg Gruppen ASA ........ 1,124 51,458
Mowi ASA ................... 5,916 105,942
Norsk Hydro ASA .............. 17,128 115,128
Orkla ASA ................... 9,790 76,026
Salmar ASA ................. 967 54,157
Telenor ASA ................. 8,005 91,869
1,273,936
Portugal — 0.2%
EDP - Energias de Portugal SA .... 40,013 201,386
Galp Energia SGPS SA ......... 5,774 84,957
Jeronimo Martins SGPS SA ....... 3,761 95,719
382,062
Singapore — 1.6%
CapitaLand Ascendas REIT ....... 48,190 110,479
CapitaLand Integrated Commercial
Trust .................... 63,356 98,759
CapitaLand Investment Ltd. ....... 34,092 81,510
City Developments Ltd. .......... 5,431 27,345
DBS Group Holdings Ltd. ........ 22,867 578,280
Genting Singapore Ltd. .......... 80,400 60,899
Grab Holdings Ltd., Class A
(b)
...... 24,262 81,763
Jardine Cycle & Carriage Ltd. ..... 1,300 29,299
Keppel Corp. Ltd. .............. 19,002 101,676
Mapletree Logistics Trust ........ 43,932 57,845
Mapletree Pan Asia Commercial Trust 29,200 34,691
Oversea-Chinese Banking Corp. Ltd. 42,535 418,519
Sea Ltd., ADR, Class A
(b)(c)
........ 4,524 183,222
Seatrium Ltd.
(b)
............... 585,453 52,276
Sembcorp Industries Ltd. ........ 11,400 45,822
Singapore Airlines Ltd. .......... 18,000 89,376
Singapore Exchange Ltd. ........ 9,500 70,674
Singapore Technologies Engineering
Ltd. ..................... 20,781 61,194
Singapore Telecommunications Ltd. . 105,750 197,965

Schedule of Investments
(continued)
December 31, 2023
BlackRock International Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Singapore (continued)
STMicroelectronics NV .......... 8,830 $ 442,904
United Overseas Bank Ltd.
(c)
...... 16,059 346,605
UOL Group Ltd. ............... 5,646 26,821
3,197,924
South Africa — 0.2%
Anglo American plc ............ 16,043 401,503
South Korea — 0.0%
Delivery Hero SE
(b)(d)(e)
.......... 2,084 57,358
Spain — 2.6%
Acciona SA .................. 310 45,646
ACS Actividades de Construccion y
Servicios SA ............... 2,819 125,205
Aena SME SA
(d)(e)
.............. 947 171,891
Amadeus IT Group SA .......... 5,665 406,869
Banco Bilbao Vizcaya Argentaria SA . 75,757 690,469
Banco Santander SA ........... 205,525 859,646
CaixaBank SA ................ 53,267 219,372
Cellnex Telecom SA
(d)(e)
.......... 7,168 282,226
Corp. ACCIONA Energias Renovables
SA ..................... 837 25,977
EDP Renovaveis SA ............ 3,686 75,457
Enagas SA .................. 3,015 50,861
Endesa SA .................. 4,163 84,930
Grifols SA, Class A
(b)
........... 3,727 63,759
Iberdrola SA ................. 77,021 1,010,268
Industria de Diseno Textil SA ...... 13,893 606,208
Naturgy Energy Group SA ........ 1,828 54,524
Redeia Corp. SA .............. 5,101 84,058
Repsol SA .................. 16,713 247,919
Telefonica SA ................ 62,131 242,924
5,348,209
Sweden — 3.2%
Alfa Laval AB ................ 3,624 145,084
Assa Abloy AB, Class B ......... 12,770 368,021
Atlas Copco AB, Class A ......... 34,375 592,319
Atlas Copco AB, Class B ......... 19,432 288,296
Beijer Ref AB, Class B .......... 4,398 59,017
Boliden AB .................. 3,567 111,645
Epiroc AB, Class A ............. 8,622 173,551
Epiroc AB, Class B ............. 5,107 89,566
EQT AB .................... 4,729 133,895
Essity AB, Class B ............. 7,695 190,699
Evolution AB
(d)(e)
............... 2,298 273,716
Fastighets AB Balder, Class B
(b)
.... 7,698 54,593
Getinge AB, Class B ............ 2,861 63,707
H & M Hennes & Mauritz AB, Class B
(c)
8,333 146,161
Hexagon AB, Class B ........... 26,482 318,083
Holmen AB, Class B ............ 1,179 49,797
Husqvarna AB, Class B .......... 5,551 45,788
Industrivarden AB, Class A ....... 1,637 53,520
Industrivarden AB, Class C ....... 1,883 61,442
Indutrade AB ................. 3,433 89,473
Investment AB Latour, Class B ..... 1,900 49,564
Investor AB, Class B ............ 22,070 511,797
L E Lundbergforetagen AB, Class B . 1,010 55,002
Lifco AB, Class B .............. 2,916 71,590
Nibe Industrier AB, Class B ....... 19,050 133,777
Saab AB, Class B ............. 1,010 60,866
Sagax AB, Class B ............. 2,393 65,866
Sandvik AB .................. 13,403 291,185
Securitas AB, Class B ........... 6,541 64,128
Skandinaviska Enskilda Banken AB,
Class A .................. 20,716 285,895
Security
Shares
Shares Value
Sweden (continued)
Skanska AB, Class B ........... 4,093 $ 74,155
SKF AB, Class B .............. 4,613 92,447
Svenska Cellulosa AB SCA, Class B . 7,777 116,830
Svenska Handelsbanken AB, Class A 18,412 200,091
Swedbank AB, Class A .......... 10,840 219,160
Swedish Orphan Biovitrum AB
(b)
.... 2,426 64,222
Tele2 AB, Class B ............. 7,161 61,554
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 231,098
Telia Co. AB ................. 33,556 85,616
Volvo AB, Class A ............. 2,528 67,073
Volvo AB, Class B ............. 18,969 493,573
Volvo Car AB, Class B
(b)
......... 7,491 24,295
6,628,157
Switzerland — 6.4%
ABB Ltd. (Registered) ........... 20,398 905,634
Adecco Group AG (Registered) .... 2,047 100,535
Alcon, Inc. .................. 6,423 502,510
Avolta AG
(b)
.................. 1,260 49,608
Bachem Holding AG ............ 390 30,202
Baloise Holding AG (Registered) ... 599 93,916
Banque Cantonale Vaudoise
(Registered) ............... 383 49,395
Barry Callebaut AG (Registered) .... 49 82,721
BKW AG ................... 269 47,846
Chocoladefabriken Lindt & Spruengli
AG ..................... 12 144,043
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 121,319
Cie Financiere Richemont SA
(Registered) ............... 6,661 920,045
Clariant AG (Registered) ......... 2,648 39,123
DSM-Firmenich AG ............ 2,371 241,115
EMS-Chemie Holding AG (Registered) 88 71,353
Geberit AG (Registered) ......... 425 272,815
Givaudan SA (Registered) ........ 118 489,312
Helvetia Holding AG (Registered) ... 461 63,566
Julius Baer Group Ltd. .......... 2,750 154,270
Kuehne + Nagel International AG
(Registered) ............... 700 241,568
Logitech International SA (Registered) 2,185 207,768
Lonza Group AG (Registered) ..... 958 403,880
Novartis AG (Registered) ........ 26,030 2,629,303
Partners Group Holding AG ....... 287 414,988
Sandoz Group AG
(b)
............ 5,236 168,463
Schindler Holding AG ........... 508 127,180
Schindler Holding AG (Registered) .. 295 70,057
SGS SA (Registered) ........... 1,888 162,993
SIG Group AG ................ 3,869 89,107
Sika AG (Registered) ........... 1,938 631,936
Sonova Holding AG (Registered) ... 662 216,506
Straumann Holding AG (Registered) . 1,401 226,406
Swatch Group AG (The) ......... 366 99,585
Swatch Group AG (The) (Registered) 685 35,914
Swiss Life Holding AG (Registered) .. 387 268,947
Swiss Prime Site AG (Registered) ... 947 101,181
Swisscom AG (Registered) ....... 329 198,015
Temenos AG (Registered) ........ 760 70,823
UBS Group AG (Registered) ...... 41,706 1,295,454
VAT Group AG
(d)(e)
............. 338 169,763
Zurich Insurance Group AG ....... 1,860 972,459
13,181,624

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock International Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom — 10.9%
3i Group plc ................. 12,301 $ 378,619
abrdn plc ................... 28,351 64,458
Admiral Group plc ............. 3,309 113,130
Ashtead Group plc ............. 5,475 380,552
Associated British Foods plc ...... 4,434 133,636
AstraZeneca plc .............. 19,682 2,654,903
Auto Trader Group plc
(d)(e)
........ 12,141 111,535
Aviva plc ................... 35,286 195,253
BAE Systems plc .............. 38,651 547,105
Barclays plc ................. 192,014 375,976
Barratt Developments plc ........ 12,384 88,713
Berkeley Group Holdings plc ...... 1,414 84,417
BP plc ..................... 216,932 1,285,989
British American Tobacco plc ...... 26,909 787,335
BT Group plc ................. 81,241 128,002
Bunzl plc ................... 4,215 171,279
Burberry Group plc ............. 4,960 89,463
Centrica plc ................. 71,254 127,737
CK Hutchison Holdings Ltd. ....... 34,159 183,523
Coca-Cola Europacific Partners plc .. 2,626 175,259
Compass Group plc ............ 21,787 596,165
Croda International plc .......... 1,754 112,824
DCC plc .................... 1,285 94,552
Diageo plc .................. 28,535 1,035,683
Entain plc ................... 8,144 102,705
Halma plc ................... 4,761 138,430
Hargreaves Lansdown plc ........ 4,262 39,833
HSBC Holdings plc ............ 247,682 2,003,739
Imperial Brands plc ............ 10,824 249,253
Informa plc .................. 17,919 178,230
InterContinental Hotels Group plc ... 2,138 192,796
Intertek Group plc ............. 2,023 109,518
J Sainsbury plc ............... 20,732 79,931
JD Sports Fashion plc ........... 32,430 68,438
Kingfisher plc ................ 26,020 80,620
Land Securities Group plc ........ 9,146 82,080
Legal & General Group plc ....... 73,837 235,960
Lloyds Banking Group plc ........ 817,847 496,055
London Stock Exchange Group plc .. 5,294 625,812
M&G plc .................... 28,223 79,874
Melrose Industries plc ........... 17,233 124,567
National Grid plc .............. 46,880 631,536
NatWest Group plc ............. 71,684 199,669
Next plc .................... 1,599 165,296
Ocado Group plc
(b)
............. 7,304 70,556
Pearson plc ................. 8,279 101,690
Persimmon plc ............... 4,139 73,162
Phoenix Group Holdings plc ...... 9,423 64,163
Reckitt Benckiser Group plc ....... 9,004 621,307
RELX plc ................... 24,256 962,328
Rentokil Initial plc .............. 31,528 177,700
Rolls-Royce Holdings plc
(b)
....... 107,406 409,686
Sage Group plc (The) ........... 13,453 200,837
Schroders plc ................ 8,470 46,312
Segro plc ................... 14,984 168,978
Severn Trent plc .............. 3,146 103,455
Smith & Nephew plc ............ 11,036 151,602
Smiths Group plc .............. 4,286 96,201
Spirax-Sarco Engineering plc ...... 917 122,691
SSE plc .................... 13,882 327,698
St. James's Place plc ........... 6,981 60,737
Standard Chartered plc .......... 30,121 255,611
Taylor Wimpey plc ............. 45,830 85,790
Tesco plc ................... 90,850 336,574
Unilever plc .................. 31,783 1,538,648
Security
Shares
Shares Value
United Kingdom (continued)
United Utilities Group plc ......... 8,430 $ 113,875
Vodafone Group plc ............ 297,360 259,697
Whitbread plc ................ 2,676 124,587
Wise plc, Class A
(b)
............. 7,986 88,816
WPP plc .................... 13,817 131,978
22,495,129
United States — 7.5%
CRH plc .................... 8,993 618,892
CSL Ltd. .................... 6,123 1,193,673
CyberArk Software Ltd.
(b)(c)
........ 497 108,868
Experian plc ................. 11,689 476,857
Ferrovial SE ................. 6,518 237,913
GSK plc .................... 52,052 961,359
Haleon plc .................. 70,650 289,260
Holcim AG .................. 6,646 521,986
James Hardie Industries plc, CDI
(b)
.. 5,744 221,465
Monday.com Ltd.
(b)
............. 338 63,480
Nestle SA (Registered) .......... 33,907 3,930,496
QIAGEN NV
(b)
................ 2,837 123,342
Roche Holding AG ............. 9,341 2,723,301
Sanofi SA ................... 14,404 1,431,365
Schneider Electric SE ........... 6,939 1,396,863
Stellantis NV ................. 28,387 665,126
Swiss Re AG ................. 3,811 428,854
Tenaris SA .................. 6,279 109,212
15,502,312
Total Common Stocks — 99.1%
(Cost: $171,329,442) ............................. 204,614,751
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
(Preference) ............... 733 72,936
Dr. Ing h c F Porsche AG (Preference) 1,439 126,743
Henkel AG & Co. KGaA (Preference) 2,243 180,432
Porsche Automobil Holding SE
(Preference) ............... 1,910 97,604
Sartorius AG (Preference) ........ 345 126,691
Volkswagen AG (Preference) ...... 2,660 327,862
932,268
Total Preferred Stocks — 0.4%
(Cost: $803,184) ................................ 932,268
Total Long-Term Investments — 99.5%
(Cost: $172,132,626) ............................. 205,547,019

Schedule of Investments
(continued)
December 31, 2023
BlackRock International Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.4%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.26% ...... 163,895 $ 163,895
SL Liquidity Series, LLC, Money Market
Series, 5.58%
(h)
............. 728,953 729,244
Total Short-Term Securities — 0.4%
(Cost: $893,119) ................................ 893,139
Total Investments — 99.9%
(Cost: $173,025,745) ............................. 206,440,158
Other Assets Less Liabilities — 0.1% ................... 125,501
Net Assets — 100.0% .............................. $ 206,565,659
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 316,141 $ — $ (152,246)
(a)
$ — $ — $ 163,895 163,895 $ 6,847 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 2,192,448 — (1,464,461)
(a)
1,681 (424) 729,244 728,953 12,539
(b)
—
$ 1,681 $ (424) $ 893,139 $ 19,386 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock International Index V.I. Fund
14
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 8 03/15/24 $ 402 $ (860)
FTSE 100 Index ........................................................... 2 03/15/24 197 2,890
SPI 200 Index ............................................................ 1 03/21/24 129 2,923
$ 4,953
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 5,813 $ — $ — $ — $ 5,813
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 860 $ — $ — $ — $ 860
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 116,951 $ — $ — $ — $ 116,951
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 43,669 $ — $ — $ — $ 43,669
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,651,124

Schedule of Investments
(continued)
December 31, 2023
BlackRock International Index V.I. Fund
Schedule of Investments
15
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 16,365,632 $ — $ 16,365,632
Austria .............................................. — 502,007 — 502,007
Belgium ............................................. 146,677 1,543,195 — 1,689,872
Brazil ............................................... — 75,565 — 75,565
Burkina Faso .......................................... — 51,711 — 51,711
Chile ............................................... — 103,660 — 103,660
China ............................................... 553,887 358,459 — 912,346
Denmark ............................................. — 6,850,893 — 6,850,893
Finland .............................................. 80,750 2,139,315 — 2,220,065
France .............................................. — 21,247,623 — 21,247,623
Germany ............................................ — 16,526,895 — 16,526,895
Hong Kong ........................................... 34,526 4,098,843 — 4,133,369
Ireland .............................................. 178,591 670,595 — 849,186
Israel ............................................... 475,704 764,128 — 1,239,832
Italy ................................................ 40,852 4,677,268 — 4,718,120
Japan ............................................... — 46,030,669 — 46,030,669
Jordan .............................................. — 49,722 — 49,722
Luxembourg .......................................... — 287,760 — 287,760
Macau .............................................. — 245,804 — 245,804
Netherlands ........................................... 33,319 11,500,210 — 11,533,529
New Zealand .......................................... 202,227 310,050 — 512,277
Norway .............................................. 91,869 1,182,067 — 1,273,936
Portugal ............................................. — 382,062 — 382,062
Singapore ............................................ 264,985 2,932,939 — 3,197,924
South Africa ........................................... — 401,503 — 401,503
South Korea .......................................... — 57,358 — 57,358
Spain ............................................... — 5,348,209 — 5,348,209
Sweden ............................................. 64,222 6,563,935 — 6,628,157
Switzerland ........................................... 168,463 13,013,161 — 13,181,624
United Kingdom ........................................ 722,364 21,772,765 — 22,495,129
United States .......................................... 172,348 15,329,964 — 15,502,312
Preferred Securities ....................................... — 932,268 — 932,268
Short-Term Securities
Money Market Funds ...................................... 163,895 — — 163,895
$ 3,394,679 $ 202,316,235 $ — $ 205,710,914
Investments valued at NAV
(a)
...................................... 729,244
$ 206,440,158
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ — $ 5,813 $ — $ 5,813
Liabilities
Equity contracts ........................................... — (860) — (860)
$ — $ 4,953 $ — $ 4,953
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2023
2023
BlackRock Annual Report to Shareholders
16
BlackRock
International
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 205,547,019
Investments, at value — affiliated
(c)
.......................................................................................... 893,139
Cash pledged: –
Futures contracts .................................................................................................... 52,856
Foreign currency, at value
(d)
............................................................................................... 315,209
Receivables: –
Securities lending income — affiliated ...................................................................................... 77
Capital shares sold ................................................................................................... 41,893
Dividends — unaffiliated ............................................................................................... 737,637
Dividends — affiliated ................................................................................................. 523
Variation margin on futures contracts ....................................................................................... 1,251
Prepaid expenses ..................................................................................................... 1,181
Total assets .........................................................................................................
207,590,785
LIABILITIES
Collateral on securities loaned ............................................................................................. 727,168
Payables: –
Accounting services fees ............................................................................................... 18,855
Capital shares redeemed ............................................................................................... 46
Custodian fees ...................................................................................................... 20,430
Distribution fees ..................................................................................................... 335
Investment advisory fees .............................................................................................. 59,018
Directors' and Officer's fees ............................................................................................. 66
Printing and postage fees .............................................................................................. 104,108
Professional fees .................................................................................................... 54,140
Transfer agent fees .................................................................................................. 33,708
Variation margin on futures contracts ....................................................................................... 736
Other accrued expenses ............................................................................................... 6,516
Total liabilities ........................................................................................................
1,025,126
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 206,565,659
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 183,585,260
Accumulated earnings .................................................................................................. 22,980,399
NET ASSETS ........................................................................................................
$ 206,565,659
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 172,132,626
(b)
  Securities loaned, at value ...................................................................................... $ 695,329
(c)
  Investments, at cost — affiliated ................................................................................... $ 893,119
(d)
  Foreign currency, at cost ....................................................................................... $ 309,194
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
17
Financial Statements
See notes to financial statements.
BlackRock
International
Index V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 204,879,664
Shares outstanding ..................................................................................................
20,016,301
Net asset value .....................................................................................................
$ 10.24
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 1,685,995
Shares outstanding ..................................................................................................
165,299
Net asset value .....................................................................................................
$ 10.20
Shares authorized ...................................................................................................
10 million
Par value .........................................................................................................
$ 0.10

Statement of Operations

Year ended December 31, 2023
2023
BlackRock Annual Report to Shareholders
18
See notes to financial statements.
BlackRock
International
Index V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 6,444,513
Dividends — affiliated ................................................................................................. 6,847
Interest — unaffiliated ................................................................................................. 8,833
Securities lending income — affiliated — net ................................................................................. 12,539
Foreign taxes withheld ................................................................................................ (570,569)
Foreign withholding tax claims ........................................................................................... 72,114
Total investment income .................................................................................................
5,974,277
EXPENSES
Investment advisory .................................................................................................. 156,567
Professional ....................................................................................................... 99,371
Transfer agent — class specific .......................................................................................... 97,751
Accounting services .................................................................................................. 55,632
Custodian ......................................................................................................... 48,844
Recoupment of past waived and/or reimbursed fees ............................................................................ 42,195
Printing and postage ................................................................................................. 30,040
Directors and Officer ................................................................................................. 7,683
Transfer agent ...................................................................................................... 5,001
Distribution — class specific ............................................................................................ 3,441
Recoupment of past waived and/or reimbursed fees — class specific ................................................................. 3,143
Miscellaneous ...................................................................................................... 13,933
Total expenses excluding interest expense .....................................................................................
563,601
Interest expense .................................................................................................... 33
Total expenses .......................................................................................................
563,634
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,984)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (24,322)
Total expenses after fees waived and/or reimbursed ..............................................................................
536,328
Net investment income ..................................................................................................
5,437,949
REALIZED AND UNREALIZED GAIN (LOSS) $ 26,861,872
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (3,642,755)
Investments — affiliated ............................................................................................. 1,681
Foreign currency transactions ......................................................................................... 8,083
Futures contracts .................................................................................................. 116,951
A
(3,516,040)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 30,311,784
Investments — affiliated ............................................................................................. (424)
Foreign currency translations .......................................................................................... 22,883
Futures contracts .................................................................................................. 43,669
A
30,377,912
Net realized and unrealized gain ...........................................................................................
26,861,872
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 32,299,821

Statements of Changes in Net Assets
19
Financial Statements
BlackRock International Index V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,437,949  $ 5,230,675
Net realized loss .................................................................................. (3,516,040) (1,008,527)
Net change in unrealized appreciation (depreciation) .......................................................... 30,377,912  (35,533,537)
Net increase (decrease) in net assets resulting from operations ..................................................... 32,299,821  (31,311,389)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (6,067,759) (4,436,475)
  Class III ....................................................................................... (46,377) (24,716)
Decrease in net assets resulting from distributions to shareholders ................................................... (6,114,136) (4,461,191)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (2,317,038) (581,034)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 23,868,647  (36,353,614)
Beginning of year .................................................................................... 182,697,012  219,050,626
End of year ........................................................................................
$ 206,565,659  $ 182,697,012
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
20
BlackRock International Index V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 8.94  $ 10.70  $ 9.95  $ 9.39  $ 7.98
Net investment income
(a)
...................................
0.27  0.26  0.26  0.19  0.28
Net realized and unrealized gain (loss) ..........................
1.34  (1.80) 0.86  0.56  1.45
Net increase (decrease) from investment operations .................. 1.61  (1.54) 1.12  0.75  1.73
Distributions
(b)
– – – – –
From net investment income ................................
(0.31) (0.22) (0.37) (0.19) (0.31)
From net realized gain .....................................
—  —  —  —  (0.01)
Return of capital ......................................... —  —  (0.00)
(c)
—  —
Total distributions ......................................... (0.31) (0.22) (0.37) (0.19) (0.32)
Net asset value, end of year ................................. $ 10.24  $ 8.94  $ 10.70  $ 9.95  $ 9.39
Total Return
(d)
— — — — —
Based on net asset value .................................... 18.12% (14.35)% 11.30% 8.03% 21.58%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
0.29%
(f)
0.32% 0.32% 0.43% 0.39%
Total expenses after fees waived and/or reimbursed ..................
0.27% 0.27% 0.27% 0.27% 0.27%
Net investment income .....................................
2.78% 2.81% 2.41% 2.14% 3.13%
Supplemental Data
Net assets, end of year (000) .................................. $ 204,880  $ 181,598  $ 218,702  $ 202,576  $ 196,366
Portfolio turnover rate ....................................... 2% 3% 4% 5% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2023, the expense ratio would have been 0.27%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
21
Financial Highlights
BlackRock International Index V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period .......................................................
$ 8.91  $ 10.68  $ 10.26
Net investment income
(b)
...............................................................
0.24  0.23  0.15
Net realized and unrealized gain (loss) ......................................................
1.34  (1.79) 0.63
Net increase (decrease) from investment operations .............................................. 1.58  (1.56) 0.78
Distributions
(c)
– – –
From net investment income ............................................................
(0.29) (0.21) (0.35)
Return of capital ..................................................................... —  —  (0.01)
Total distributions ..................................................................... (0.29) (0.21) (0.36)
Net asset value, end of period ............................................................ $ 10.20  $ 8.91  $ 10.68
Total Return
(d)
— — —
Based on net asset value ................................................................ 17.83% (14.59)% 7.65%
(e)
Ratios to Average Net Assets
(f)
Total expenses .......................................................................
0.54%
(g)
0.59% 0.50%
(h)
Total expenses after fees waived and/or reimbursed ..............................................
0.52% 0.51% 0.49%
(h)
Net investment income .................................................................
2.45% 2.51% 1.59%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 1,686  $ 1,099  $ 348
Portfolio turnover rate ................................................................... 2% 3% 4%
(i)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2023, the expense ratio would have been 0.52%.
(h)
Annualized.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders
22
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
24
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 460,113 $ (460,113) $ — $ —
Credit Suisse Securities (USA) LLC .................... 125,182 (125,182) — —
Goldman Sachs & Co. LLC .......................... 85,734 (85,734) — —
Toronto-Dominion Bank ............................ 24,300 (24,300) — —
$ 695,329 $ (695,329) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the class specific distribution fees borne directly by Class III were $3,441.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was $106.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2023, class specific expense reimbursements were as follows:
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 97,005 $ 746 $ 97,751
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 1,786
Class III ...................................................................................................... 58
$ 1,844

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
26
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $2,878, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements are as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
For the year ended December 31, 2023, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
As of December 31, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2023:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in
Class I Class III
Expense Limitations .................................................................................. 0.27% 0.52%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 22,31 5
Class III ...................................................................................................... 163
$ 22,47 8
Fund Level ............................................................................................................... $ 42,195
Class I .................................................................................................................. 3,143
Expiring December 31,
Fund Level/Share Class 2024 2025
Fund Level .............................................................. $ 38,227 $ 2,878
Class I ................................................................. 31,846 22,315
Class III ................................................................ 237 163
Class I .................................................................................................................. $ 85,599

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $2,481 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $4,503,531 and $6,822,884, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.
Purchases ............................................................................................................... $ 939,617
Sales ................................................................................................................... 998,778
Net Realized Loss .......................................................................................................... (97,270)
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock International Index V.I. Fund
Ordinary income ........................................................................................... $ 6,114,136 $ 4,461,191
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock International Index V.I. Fund ........................................ $ 441,442 $ (7,884,054) $ 30,423,011 $ 22,980,399

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
28
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International Index V.I. Fund .................................. $ 176,060,021 $ 74,279,792 $ (43,896,729) $ 30,383,063

Notes to Financial Statements
(continued)
29
Notes to Financial Statements
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International Index V.I. Fund
Class I
Shares sold .............................................
456,135 $ 4,463,359 462,169 $ 4,182,812
Shares issued in reinvestment of distributions ........................
607,962 6,067,514 499,021 4,436,298
Shares redeemed .........................................
(1,359,831) (13,259,939) (1,093,070) (10,038,875)
(295,734) $ (2,729,066) (131,880) $ (1,419,765)
Class III
Shares sold .............................................
60,722 $ 593,317 96,727 $ 893,933
Shares issued in reinvestment of distributions ........................
4,605 45,811 2,743 24,305
Shares redeemed .........................................
(23,294) (227,100) (8,841) (79,507)
42,033 $ 412,028 90,629 $ 838,731
(253,701) $ (2,317,038) (41,251) $ (581,034)
Class I .......................................................................................................... 790
Class III ......................................................................................................... 1,949

Report of Independent Registered Public Accounting Firm
2023
BlackRock Annual Report to Shareholders
30
To the Shareholders of BlackRock International Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
31
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock International V.I. Fund
Investment Objective
BlackRock International V.I. Fund’s (the “Fund”) investment objective is long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund outperformed its benchmark, the MSCI All Country World Index ex-U.S.
What factors influenced performance?
Stock selection within the financials, consumer staples and real estate sectors led positive contributions to the Fund's relative performance. At the individual stock level, the three most significant contributors were XP Inc. (“XP”), UBS Group AG (“UBS”), and UniCredit S.p.A (“UniCredit”). XP is the leading independent investment platform in Brazil, offering low-cost brokerage, investment advisory, and asset management services. The company exceeded earnings expectations after reporting robust sales growth, with better-than-expected net profits driven by successful cost cutting. Results also benefited from a monetary easing cycle in Brazil. Swiss banking giant UBS was the second largest contributor, following the Credit Suisse integration, noting stability in wealth management flows and setting higher-than-expected 2026 targets including 15% return on capital. The company posted its highest stock price since 2008. Shares of Italian bank Unicredit rose as earnings estimates were revised higher driven by better-than-
expected net interest margins supported by a favorable interest rate backdrop. The company continued to buy back stock aggressively, having announced a 2.5 billion euro share buyback program in September 2023.
Conversely, the most significant detractors from the Fund's relative performance at the sector level included stock selection within healthcare, industrials and materials. At the individual stock level, Lonza Group AG (“Lonza”), DSM-Firmenich AG (“DSM-Firmenich”), and Thermo Fisher Scientific Inc. (“Thermo Fisher”) were the largest detractors.
The Fund exited Swiss pharmaceutical manufacturer Lonza during the fourth quarter of 2023. Following the CEO’s unexpected departure, the company issued weaker guidance at its Capital Markets Day in October 2023, reflecting a larger post-COVID-19 demand overhang than anticipated and calling into question the long-term investment thesis. Nutrition, health and beauty product manufacturer DSM-Firmenich posted results that fell short of expectations due to weak performance within its healthcare business driven by low vitamin prices. The company also warned of a hit from Moderna’s decision to reduce production for its COVID-19 vaccine. Life sciences instrument manufacturer Thermo Fisher saw its shares decline due to stagnant revenue, a slashed growth forecast and the collapse of its COVID-19 diagnostic business. More broadly, recent weakness in the biopharmaceutical industry has weighed on results.
Describe recent portfolio activity.
The largest change to the Fund's positioning was a significant increase to its information technology exposure, followed by additions to consumer staples and financials.
Conversely, the Fund reduced exposure to healthcare, materials and industrials.
Describe portfolio positioning at period end.
The Fund’s largest sector overweights were in industrials, information technology and consumer staples. The largest underweight exposures were in materials, utilities and financials. On a geographical basis, the largest overweight exposures were in the United States, Germany, and Denmark, while the largest underweight allocations were to
China, India, and Australia.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock International V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in stocks of companies located outside the U.S.
(c)
An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
( b )
................................................................................ 19.02% 9.34% 4.02%
MSCI All Country World Index ex-U.S. .......................................................... 15.62 7.08 3.83
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock International V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,052.40 $ 4.45 $ 1,000.00 $ 1,020.87 $ 4.38 0.86%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Germany ......................................... 14.9%
United States ...................................... 14.3
Japan ........................................... 13.2
Canada .......................................... 10.5
Denmark ......................................... 6.7
United Kingdom ..................................... 6.4
Netherlands ....................................... 6.2
South Korea ....................................... 5.8
Brazil ............................................ 5.2
Italy ............................................. 4.7
France ........................................... 3.8
Switzerland ........................................ 2.4
Spain ............................................ 2.2
China ............................................ 1.5
Short-Term Securities ................................. 3.2
Liabilities in Excess of Other Assets ....................... (1.0)

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock International V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 5.2%
B3 SA - Brasil Bolsa Balcao ....... 579,918 $ 1,729,135
Lojas Renner SA .............. 366,616 1,308,707
XP, Inc., Class A .............. 46,356 1,208,501
4,246,343
Canada — 10.5%
Canadian National Railway Co. .... 38,458 4,833,916
Canadian Pacific Kansas City Ltd. .. 18,442 1,459,159
Suncor Energy, Inc. ............ 72,134 2,310,923
8,603,998
China — 1.5%
Yum China Holdings, Inc.
(a)
....... 29,750 1,266,679
Denmark — 6.7%
Novo Nordisk A/S, Class B ....... 36,720 3,805,337
Vestas Wind Systems A/S
(b)
....... 52,348 1,656,381
5,461,718
France — 3.8%
Air Liquide SA ................ 8,129 1,582,679
Remy Cointreau SA ............ 11,971 1,526,960
3,109,639
Germany — 14.9%
Beiersdorf AG ................ 37,212 5,572,676
Deutsche Telekom AG (Registered) . 155,624 3,741,715
Infineon Technologies AG ........ 36,615 1,529,138
Puma SE ................... 24,231 1,347,959
12,191,488
Italy — 4.7%
Ferrari NV .................. 3,864 1,304,513
Intesa Sanpaolo SpA ........... 865,436 2,532,608
3,837,121
Japan — 13.2%
Lasertec Corp. ............... 6,300 1,653,917
Recruit Holdings Co. Ltd. ........ 87,700 3,666,837
Sony Group Corp. ............. 57,900 5,479,246
10,800,000
Netherlands — 6.2%
ASML Holding NV ............. 4,428 3,342,641
Heineken NV ................ 16,863 1,713,272
5,055,913
Security
Shares
Shares Value
South Korea — 5.8%
Samsung Electronics Co. Ltd. ..... 77,599 $ 4,710,014
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA . 193,442 1,763,081
Switzerland — 2.4%
UBS Group AG (Registered) ...... 64,627 2,007,417
United Kingdom — 6.4%
Melrose Industries plc ........... 205,589 1,486,077
Smith & Nephew plc ............ 97,729 1,342,510
Standard Chartered plc .......... 280,986 2,384,487
5,213,074
United States — 14.3%
Baker Hughes Co., Class A ....... 40,434 1,382,034
Cadence Design Systems, Inc.
(b)
... 6,529 1,778,304
Chart Industries, Inc.
(b)
.......... 6,230 849,336
Freeport-McMoRan, Inc. ......... 32,510 1,383,951
Mastercard, Inc., Class A ......... 7,525 3,209,488
Thermo Fisher Scientific, Inc. ...... 5,812 3,084,951
11,688,064
Total Long-Term Investments — 97.8%
(Cost: $70,197,696) .............................. 79,954,549
Short-Term Securities
Money Market Funds — 3.2%
(c)(d)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.26% ...... 1,873,873 1,873,873
SL Liquidity Series, LLC, Money Market
Series, 5.58%
(e)
............. 719,816 720,104
Total Short-Term Securities — 3.2%
(Cost: $2,593,949) .............................. 2,593,977
Total Investments — 101.0%
(Cost: $72,791,645) .............................. 82,548,526
Liabilities in Excess of Other Assets — (1.0)% ............ (823,647)
Net Assets — 100.0% .............................. $ 81,724,879
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2023
BlackRock International V.I. Fund
Schedule of Investments
7
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 652,968 $ 1,220,905
(a)
$ — $ — $ — $ 1,873,873 1,873,873 $ 85,579 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 1,145,122 — (425,816)
(a)
1,011 (213) 720,104 719,816 12,121
(b)
—
$ 1,011 $ (213) $ 2,593,977 $ 97,700 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock International V.I. Fund
8
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ (88,335) $ — $ — $ (88,335)
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... $ — $ — $ — $ 39,769 $ — $ — $ 39,769
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 1,820,913
Average amounts sold — in USD ........................................................................................ $ 929,984
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 1,208,501 $ 3,037,842 $ — $ 4,246,343
Canada ............................................. 8,603,998 — — 8,603,998
China ............................................... — 1,266,679 — 1,266,679
Denmark ............................................. — 5,461,718 — 5,461,718
France .............................................. — 3,109,639 — 3,109,639
Germany ............................................ — 12,191,488 — 12,191,488
Italy ................................................ — 3,837,121 — 3,837,121
Japan ............................................... — 10,800,000 — 10,800,000
Netherlands ........................................... — 5,055,913 — 5,055,913
South Korea .......................................... — 4,710,014 — 4,710,014
Spain ............................................... — 1,763,081 — 1,763,081
Switzerland ........................................... — 2,007,417 — 2,007,417
United Kingdom ........................................ — 5,213,074 — 5,213,074
United States .......................................... 11,688,064 — — 11,688,064
Short-Term Securities
Money Market Funds ...................................... 1,873,873 — — 1,873,873
$ 23,374,436 $ 58,453,986 $ — $ 81,828,422
Investments valued at NAV
(a)
...................................... 720,104
$ 82,548,526
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
December 31, 2023
9
Financial Statements
See notes to financial statements.
BlackRock
International V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 79,954,549
Investments, at value — affiliated
(c)
.......................................................................................... 2,593,977
Foreign currency, at value
(d)
............................................................................................... 844
Receivables: –
Securities lending income — affiliated ...................................................................................... 653
Capital shares sold ................................................................................................... 2,304
Dividends — unaffiliated ............................................................................................... 167,787
Dividends — affiliated ................................................................................................. 7,218
Prepaid expenses ..................................................................................................... 535
Total assets .........................................................................................................
82,727,867
LIABILITIES
Collateral on securities loaned ............................................................................................. 725,902
Payables: –
Accounting services fees ............................................................................................... 17,017
Capital shares redeemed ............................................................................................... 95,695
Investment advisory fees .............................................................................................. 45,220
Directors' and Officer's fees ............................................................................................. 75
Printing and postage fees .............................................................................................. 15,332
Professional fees .................................................................................................... 45,554
Transfer agent fees .................................................................................................. 48,124
Other accrued expenses ............................................................................................... 10,069
Total liabilities ........................................................................................................
1,002,988
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 81,724,879
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 85,122,936
Accumulated loss ..................................................................................................... (3,398,057)
NET ASSETS ........................................................................................................
$ 81,724,879
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 70,197,696
(b)
  Securities loaned, at value ...................................................................................... $ 419,388
(c)
  Investments, at cost — affiliated ................................................................................... $ 2,593,949
(d)
  Foreign currency, at cost ....................................................................................... $ 535

Statement of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock
International V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 81,724,879
Shares outstanding ..................................................................................................
8,102,049
Net asset value .....................................................................................................
$ 10.09
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2023
11
Financial Statements
See notes to financial statements.
BlackRock
International V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,571,558
Dividends — affiliated ................................................................................................. 85,579
Interest — unaffiliated ................................................................................................. 888
Securities lending income — affiliated — net ................................................................................. 12,121
Foreign taxes withheld ................................................................................................ (186,947)
Total investment income .................................................................................................
1,483,199
EXPENSES
Investment advisory .................................................................................................. 591,440
Transfer agent — class specific .......................................................................................... 159,127
Professional ....................................................................................................... 79,776
Accounting services .................................................................................................. 50,135
Custodian ......................................................................................................... 15,420
Printing and postage ................................................................................................. 13,380
Directors and Officer ................................................................................................. 6,871
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 4,808
Total expenses .......................................................................................................
925,957
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (88,600)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (159,127)
Total expenses after fees waived and/or reimbursed ..............................................................................
678,230
Net investment income ..................................................................................................
804,969
REALIZED AND UNREALIZED GAIN (LOSS) $ 12,817,123
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (2,498,506)
Investments — affiliated ............................................................................................. 1,011
Forward foreign currency exchange contracts ............................................................................... (88,335)
Foreign currency transactions ......................................................................................... (28,367)
A
(2,614,197)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 15,386,044
Investments — affiliated ............................................................................................. (213)
Forward foreign currency exchange contracts ............................................................................... 39,769
Foreign currency translations .......................................................................................... 5,721
A
15,431,321
Net realized and unrealized gain ...........................................................................................
12,817,124
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 13,622,093

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
12
BlackRock International V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 804,969  $ 618,795
Net realized loss .................................................................................. (2,614,197) (10,635,111)
Net change in unrealized appreciation (depreciation) .......................................................... 15,431,321  (15,338,190)
Net increase (decrease) in net assets resulting from operations ..................................................... 13,622,093  (25,354,506)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (675,003) (3,294,527)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (5,603,353) (42,310)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 7,343,737  (28,691,343)
Beginning of year .................................................................................... 74,381,142  103,072,485
End of year ........................................................................................
$ 81,724,879  $ 74,381,142
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock International V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 8.55  $ 11.88  $ 14.27  $ 12.02  $ 9.20
Net investment income
(a)
....................................
0.10  0.07  0.11  0.05  0.14
Net realized and unrealized gain (loss) ...........................
1.52  (3.01) 1.12  2.46  2.81
Net increase (decrease) from investment operations ................... 1.62  (2.94) 1.23  2.51  2.95
Distributions
(b)
– – – – –
From net investment income .................................
(0.08) (0.08) (0.11) (0.06) (0.13)
From net realized gain ......................................
—  (0.31) (3.51) (0.20) —
Total distributions .......................................... (0.08) (0.39) (3.62) (0.26) (0.13)
Net asset value, end of year .................................. $ 10.09  $ 8.55  $ 11.88  $ 14.27  $ 12.02
Total Return
(c)
— — — — —
Based on net asset value ..................................... 19.02% (24.62)% 8.68% 21.32% 32.12%
Ratios to Average Net Assets
(d)
Total expenses ............................................
1.17% 1.17% 1.12% 1.14% 1.12%
Total expenses after fees waived and/or reimbursed ...................
0.86% 0.90% 0.93% 0.93% 0.97%
Net investment income ......................................
1.02% 0.77% 0.69% 0.43% 1.31%
Supplemental Data
Net assets, end of year (000) ................................... $ 81,725  $ 74,381  $ 103,072  $ 102,753  $ 95,143
Portfolio turnover rate ........................................ 102% 102% 80% 98% 104%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders
14
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with one of its custodians whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
16
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Morgan Stanley .................................. $ 419,388 $ (419,388) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent  in the Statement of Operations.
For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was $1,332.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the
Statement of Operations. For the year ended December 31, 2023, expense reimbursements were $96,040.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.86% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $87,268, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, this amount waived and/or reimbursed by the Manager is included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements was as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in
Class I
Transfer agent fees - class specific ......................................................................................... $ 159,12 7
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 63,087

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
18
an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $2,515 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $78,636,017 and $85,569,071, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, the timing and recognition of partnership income and the characterization of corporate actions.
Purchases ............................................................................................................... $ 341,770
Sales ................................................................................................................... 7,486
Net Realized Loss .......................................................................................................... (2,740)
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock International V.I. Fund
Ordinary income ........................................................................................... $ 675,003 $ 900,970
Long-term capital gains ...................................................................................... — 2,393,557
$ 675,003 $ 3,294,527
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock International V.I. Fund ............................................ $ 22,014 $ (13,096,866) $ 9,676,795 $ (3,398,057)

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International V.I. Fund ...................................... $ 72,921,772 $ 10,817,252 $ (1,150,729) $ 9,666,523

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
20
and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International V.I. Fund
Class I
Shares sold .............................................
807,101 $ 7,626,668 1,195,749 $ 11,056,461
Shares issued in reinvestment of distributions ........................
69,089 675,003 404,564 3,294,527
Shares redeemed .........................................
(1,469,369) (13,905,024) (1,583,948) (14,393,298)
(593,179) $ (5,603,353) 16,365 $ (42,310)

Report of Independent Registered Public Accounting Firm
21
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock International V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock Large Cap Focus Growth V.I. Fund
Investment Objective
BlackRock Large Cap Focus Growth V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital growth.
The Board of Directors of BlackRock Variable Series Funds, Inc. (the “Company”) had previously approved an Agreement and Plan of Reorganization between the Company, on behalf of the Fund, and the Company, on behalf of BlackRock Capital Appreciation V.I. Fund (the “Target Fund”), pursuant to which the Target Fund will be reorganized into the Fund (the “Reorganization”). The Reorganization was originally expected to occur during the fourth quarter of 2023, but has been postponed.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, all of the Fund’s share classes outperformed its benchmark, the Russell 1000
®
Growth Index.
What factors influenced performance?
In sector terms, the largest contributors to the Fund’s relative performance included security selection within industrials and information technology (“IT”), along with positioning in consumer staples. In industrials, an overweight position in TransDigm Group, Inc. in the aerospace & defense industry benefited performance. In IT, overweight exposure to the semiconductors and semiconductor equipment industry, specifically holdings of Nvidia Corporation, contributed to performance. Lastly, a lack of exposure to the consumer staples sector and to the beverages industry in particular proved beneficial.
The largest detractors from relative performance included stock selection in the communication services sector, along with positioning in the textiles, apparel and luxury goods sub-sector within consumer discretionary and the life sciences tools and services sub-sector within healthcare. In communication services, security selection in interactive media and services detracted from relative performance, specifically an off-benchmark position in ByteDance Ltd., Inc. In the textiles, apparel and luxury goods industry an off-benchmark position in Louis Vuitton Moet Hennessey weighed most heavily on relative performance. Lastly, an overweight position in Danaher Corp. within life sciences tools and services led detractors.
Describe recent portfolio activity.
During the reporting period, the most notable increase in the Fund’s sector weightings was to IT, with an increased allocation to the semiconductors and semiconductor equipment industry. Exposure to communication services increased as well. Conversely, exposure to consumer discretionary decreased the most as holdings within hotels, restaurants and leisure were trimmed. Exposure to the healthcare sector decreased as well.
Describe portfolio positioning at period end.
Relative to its benchmark, the Fund ended the period with its largest overweight position in the financials sector, followed by healthcare and IT. The Fund’s largest underweight position was in consumer staples, followed by consumer discretionary and communication services.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock Large Cap Focus Growth V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Growth V.I. Fund”.
(c)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000
®
companies with higher price-to-book ratios and higher
forecasted growth values.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
............................................................................. 52.86% 16.34% 13.66%
Class III
(b)
............................................................................ 52.47 16.05 13.38
Russell 1000
®
Growth Index ............................................................... 42.68 19.50 14.86
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Growth V.I. Fund”.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock Large Cap Focus Growth V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,115.00 $ 4.48 $ 1,000.00 $ 1,020.97 $ 4.28 0.84%
Class III .................................. 1,000.00 1,113.70 5.81 1,000.00 1,019.71 5.55 1.09
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 45.5%
Health Care ..................................... 14.2
Consumer Discretionary ............................. 12.9
Financials ....................................... 11.3
Communication Services ............................. 9.6
Industrials ....................................... 4.2
Materials ....................................... 1.0
Energy ......................................... 0.8
Real Estate ...................................... 0.6
Short-Term Securities ............................... 5.1
Liabilities in Excess of Other Assets ..................... (5.2)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock Large Cap Focus Growth V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
TransDigm Group, Inc. ............... 4,962 $ 5,019,559
Automobiles — 2.8%
Tesla, Inc.
(a)
....................... 27,376 6,802,388
Broadline Retail — 8.6%
Amazon.com, Inc.
(a)
................. 135,644 20,609,749
Capital Markets — 5.5%
Blackstone, Inc., Class A .............. 25,990 3,402,611
MSCI, Inc. ....................... 9,049 5,118,567
S&P Global, Inc. ................... 10,743 4,732,506
13,253,684
Chemicals — 1.0%
Sherwin-Williams Co. (The) ............ 7,893 2,461,827
Commercial Services & Supplies — 2.1%
Copart, Inc.
(a)
..................... 65,335 3,201,415
Waste Connections, Inc.
(b)
............. 12,375 1,847,216
5,048,631
Entertainment — 2.4%
Netflix, Inc.
(a)
...................... 11,939 5,812,860
Financial Services — 5.8%
Mastercard, Inc., Class A .............. 9,836 4,195,152
Visa, Inc., Class A
(b)
................. 37,714 9,818,840
14,013,992
Health Care Equipment & Supplies — 4.9%
(a)
Align Technology, Inc. ................ 4,591 1,257,934
Boston Scientific Corp. ............... 43,903 2,538,032
IDEXX Laboratories, Inc. .............. 5,263 2,921,228
Intuitive Surgical, Inc. ................ 15,357 5,180,838
11,898,032
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc. .............. 11,969 6,301,319
Hotels, Restaurants & Leisure — 0.3%
Chipotle Mexican Grill, Inc.
(a)
........... 268 612,905
Interactive Media & Services — 6.0%
(a)
Alphabet, Inc., Class A ............... 76,570 10,696,063
Meta Platforms, Inc., Class A ........... 10,392 3,678,353
14,374,416
IT Services — 1.8%
(a)
MongoDB, Inc., Class A .............. 3,066 1,253,534
Shopify, Inc., Class A ................ 40,444 3,150,588
4,404,122
Life Sciences Tools & Services — 3.0%
Danaher Corp. .................... 15,182 3,512,204
Thermo Fisher Scientific, Inc. ........... 6,843 3,632,196
7,144,400
Oil, Gas & Consumable Fuels — 0.8%
Cheniere Energy, Inc. ................ 10,605 1,810,380
Pharmaceuticals — 3.7%
Eli Lilly & Co. ..................... 11,467 6,684,344
Zoetis, Inc., Class A ................. 10,904 2,152,122
8,836,466
Real Estate Management & Development — 0.6%
CoStar Group, Inc.
(a)
................. 17,220 1,504,856
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 13.2%
ASML Holding NV (Registered), ADR ..... 10,309 $ 7,803,088
Broadcom, Inc. .................... 7,811 8,719,029
NVIDIA Corp. ..................... 30,998 15,350,830
31,872,947
Software — 21.5%
Cadence Design Systems, Inc.
(a)
........ 24,015 6,540,965
Intuit, Inc. ........................ 17,395 10,872,397
Microsoft Corp. .................... 63,565 23,902,983
Palo Alto Networks, Inc.
(a)
............. 7,828 2,308,321
Roper Technologies, Inc. .............. 7,776 4,239,242
ServiceNow, Inc.
(a)
.................. 5,557 3,925,965
51,789,873
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc. ....................... 111,895 21,543,144
Textiles, Apparel & Luxury Goods — 1.3%
LVMH Moet Hennessy Louis Vuitton SE .... 3,833 3,114,455
Total Common Stocks — 98.9%
(Cost: $159,925,665) ............................. 238,230,005
Preferred Securities
Preferred Stocks — 1.2%
IT Services — 1.2%
ByteDance Ltd., Series E-1, (Acquired 11/11/20,
cost $1,906,152)
(a)(c)(d)
.............. 17,396 2,838,969
Total Preferred Securities — 1.2%
(Cost: $1,906,152) .............................. 2,838,969
Total Long-Term Investments — 100.1%
(Cost: $161,831,817) ............................. 241,068,974
Short-Term Securities
Money Market Funds — 5.1%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 773,544 773,544
SL Liquidity Series, LLC, Money Market Series,
5.58%
(g)
....................... 11,597,176 11,601,815
Total Short-Term Securities — 5.1%
(Cost: $12,375,355) .............................. 12,375,359
Total Investments — 105.2%
(Cost: $174,207,172 ) ............................. 253,444,333
Liabilities in Excess of Other Assets — (5.2)% ............ (12,634,846)
Net Assets — 100.0% ..............................
$ 240,809,487

Schedule of Investments
(continued)
December 31, 2023
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
7
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,838,969, representing 1.18% of its net assets as of period end, and an original cost of $1,906,152.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,096,849 $ — $ (323,305)
(a)
$ — $ — $ 773,544 773,544 $ 53,575 $ —
SL Liquidity Series, LLC, Money
Market Series ......... — 11,595,747
(a)
— 6,064 4 11,601,815 11,597,176 17,699
(b)
—
$ 6,064 $ 4 $ 12,375,359 $ 71,274 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Large Cap Focus Growth V.I. Fund
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,019,559 $ — $ — $ 5,019,559
Automobiles .......................................... 6,802,388 — — 6,802,388
Broadline Retail ........................................ 20,609,749 — — 20,609,749
Capital Markets ........................................ 13,253,684 — — 13,253,684
Chemicals ............................................ 2,461,827 — — 2,461,827
Commercial Services & Supplies ............................. 5,048,631 — — 5,048,631
Entertainment ......................................... 5,812,860 — — 5,812,860
Financial Services ...................................... 14,013,992 — — 14,013,992
Health Care Equipment & Supplies ........................... 11,898,032 — — 11,898,032
Health Care Providers & Services ............................ 6,301,319 — — 6,301,319
Hotels, Restaurants & Leisure .............................. 612,905 — — 612,905
Interactive Media & Services ............................... 14,374,416 — — 14,374,416
IT Services ........................................... 4,404,122 — — 4,404,122
Life Sciences Tools & Services .............................. 7,144,400 — — 7,144,400
Oil, Gas & Consumable Fuels ............................... 1,810,380 — — 1,810,380
Pharmaceuticals ....................................... 8,836,466 — — 8,836,466
Real Estate Management & Development ....................... 1,504,856 — — 1,504,856
Semiconductors & Semiconductor Equipment .................... 31,872,947 — — 31,872,947
Software ............................................. 51,789,873 — — 51,789,873
Technology Hardware, Storage & Peripherals .................... 21,543,144 — — 21,543,144
Textiles, Apparel & Luxury Goods ............................ — 3,114,455 — 3,114,455
Preferred Securities ....................................... — — 2,838,969 2,838,969
Short-Term Securities
Money Market Funds ...................................... 773,544 — — 773,544
$ 235,889,094 $ 3,114,455 $ 2,838,969 $ 241,842,518
Investments valued at NAV
(a)
...................................... 11,601,815
$ 253,444,333
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
9
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 ................................................................................... $ 2,866,981 $ 2,866,981
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized depreciation
(a)(b)
..................................................................................... (28,012) (28,012)
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of December 31, 2023 ....................................................................................
$ 2,838,969 $ 2,838,969
Net change in unrealized depreciation on investments still held at December 31, 2023
(b)
.......................................................
$ (28,012) $ (28,012)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Large Cap Focus Growth V.I. Fund
10
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,838,969 Market Revenue Multiple 2.15x - 2.65x 2.40x
Recent Transactions
(b)
$ 2,838,969
(b)
For the period end December 31, 2023, the valuation technique used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Statement of Assets and Liabilities
December 31, 2023
11
Financial Statements
BlackRock
Large Cap
Focus Growth
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 241,068,974
Investments, at value — affiliated
(c)
.......................................................................................... 12,375,359
Cash ............................................................................................................. 59,944
Receivables: –
Securities lending income — affiliated ...................................................................................... 1,494
Capital shares sold ................................................................................................... 35,108
Dividends — unaffiliated ............................................................................................... 32,285
Dividends — affiliated ................................................................................................. 3,133
Prepaid expenses ..................................................................................................... 1,251
Total assets .........................................................................................................
253,577,548
LIABILITIES
Collateral on securities loaned ............................................................................................. 11,604,904
Payables: –
Capital shares redeemed ............................................................................................... 798,779
Distribution fees ..................................................................................................... 27,632
Investment advisory fees .............................................................................................. 132,113
Directors' and Officer's fees ............................................................................................. 27
Professional fees .................................................................................................... 28,505
Transfer agent fees .................................................................................................. 132,871
Other accrued expenses ............................................................................................... 43,230
Total liabilities ........................................................................................................
12,768,061
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 240,809,487
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 157,928,656
Accumulated earnings .................................................................................................. 82,880,831
NET ASSETS ........................................................................................................
$ 240,809,487
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 161,831,817
(b)
  Securities loaned, at value ...................................................................................... $ 11,382,879
(c)
  Investments, at cost — affiliated ................................................................................... $ 12,375,355
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Large
Cap Focus
Growth V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 106,676,020
Shares outstanding ..................................................................................................
5,609,429
Net asset value .....................................................................................................
$ 19.02
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 134,133,467
Shares outstanding ..................................................................................................
7,302,688
Net asset value .....................................................................................................
$ 18.37
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2023
13
Financial Statements
See notes to financial statements.
BlackRock
Large Cap
Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,387,281
Dividends — affiliated ................................................................................................. 53,575
Interest — unaffiliated ................................................................................................. 10
Securities lending income — affiliated — net ................................................................................. 17,699
Foreign taxes withheld ................................................................................................ (32,825)
Total investment income .................................................................................................
1,425,740
EXPENSES
Investment advisory .................................................................................................. 1,372,572
Transfer agent — class specific .......................................................................................... 395,490
Distribution — class specific ............................................................................................ 278,276
Professional ....................................................................................................... 91,251
Accounting services .................................................................................................. 55,946
Printing and postage ................................................................................................. 33,511
Reorganization ..................................................................................................... 22,500
Directors and Officer ................................................................................................. 7,678
Transfer agent ...................................................................................................... 5,121
Custodian ......................................................................................................... 3,033
Miscellaneous ...................................................................................................... 5,230
Total expenses excluding interest expense .....................................................................................
2,270,608
Interest expense .................................................................................................... 1,842
Total expenses .......................................................................................................
2,272,450
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (794)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (247,674)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,023,982
Net investment loss ....................................................................................................
(598,242)
REALIZED AND UNREALIZED GAIN (LOSS) $ 86,977,827
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 8,201,794
Investments — affiliated ............................................................................................. 6,064
Foreign currency transactions ......................................................................................... (264)
A
8,207,594
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 78,769,422
Investments — affiliated ............................................................................................. 4
Foreign currency translations .......................................................................................... 805
A
78,770,231
Net realized and unrealized gain ...........................................................................................
86,977,825
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 86,379,583

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
14
BlackRock Large Cap Focus Growth V.I.
Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (598,242) $ (510,226)
Net realized gain .................................................................................. 8,207,594  193,991
Net change in unrealized appreciation (depreciation) .......................................................... 78,770,231  (114,270,393)
Net increase (decrease) in net assets resulting from operations ..................................................... 86,379,583  (114,586,628)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (1,920,441) (6,036,836)
  Class III ....................................................................................... (2,097,546) (6,285,125)
Decrease in net assets resulting from distributions to shareholders ................................................... (4,017,987) (12,321,961)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (12,655,953) (14,970,256)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 69,705,643  (141,878,845)
Beginning of year .................................................................................... 171,103,844  312,982,689
End of year ........................................................................................
$ 240,809,487  $ 171,103,844
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 12.67  $ 21.82  $ 21.58  $ 15.91  $ 13.32
Net investment loss
(a)
......................................
(0.02) (0.02) (0.09) (0.06) (0.04)
Net realized and unrealized gain (loss) ...........................
6.70  (8.23) 3.89  6.97  4.36
Net increase (decrease) from investment operations ................... 6.68  (8.25) 3.80  6.91  4.32
Distributions from net realized gain
(b)
............................ (0.33) (0.90) (3.56) (1.24) (1.73)
Net asset value, end of year .................................. $ 19.02  $ 12.67  $ 21.82  $ 21.58  $ 15.91
Total Return
(c)
— — — — —
Based on net asset value ..................................... 52.86% (38.11)% 18.09% 43.74% 32.70%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.93% 0.91% 0.90% 0.91% 0.95%
Total expenses after fees waived and/or reimbursed ...................
0.83% 0.79% 0.77% 0.78% 0.81%
Net investment loss .........................................
(0.15)% (0.11)% (0.40)% (0.35)% (0.27)%
Supplemental Data
Net assets, end of year (000) ................................... $ 106,676  $ 87,220  $ 150,211  $ 139,807  $ 106,238
Portfolio turnover rate ........................................ 27% 50% 52% 54% 58%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
16
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 12.25  $ 21.19  $ 21.10  $ 15.61  $ 13.13
Net investment loss
(a)
......................................
(0.06) (0.05) (0.15) (0.11) (0.08)
Net realized and unrealized gain (loss) ...........................
6.47  (7.99) 3.80  6.84  4.29
Net increase (decrease) from investment operations ................... 6.41  (8.04) 3.65  6.73  4.21
Distributions from net realized gain
(b)
............................ (0.29) (0.90) (3.56) (1.24) (1.73)
Net asset value, end of year .................................. $ 18.37  $ 12.25  $ 21.19  $ 21.10  $ 15.61
Total Return
(c)
— — — — —
Based on net asset value ..................................... 52.47% (38.25)% 17.78% 43.43% 32.33%
Ratios to Average Net Assets
(d)
Total expenses ............................................
1.21% 1.18% 1.16% 1.16% 1.20%
Total expenses after fees waived and/or reimbursed ...................
1.08% 1.04% 1.02% 1.03% 1.06%
Net investment loss .........................................
(0.40)% (0.36)% (0.65)% (0.60)% (0.52)%
Supplemental Data
Net assets, end of year (000) ................................... $ 134,133  $ 83,884  $ 162,772  $ 146,794  $ 92,261
Portfolio turnover rate ........................................ 27% 50% 52% 54% 58%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
17
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large
Cap Focus Growth V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
The Board of Directors of the Company had previously approved an Agreement and Plan of Reorganization between the Company, on behalf of the Fund, and the Company, on behalf of BlackRock Capital Appreciation V.I. Fund (the “Target Fund”), pursuant to which the Target Fund will be reorganized into the Fund (the “Reorganization”). The
Reorganization was originally expected to occur during the fourth quarter of 2023, but has been postponed.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
18
The Fund has an arrangement with one of its custodians whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
20
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the class specific distribution fees borne directly by Class III were $278,276.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was $794.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Goldman Sachs & Co. LLC .......................... $ 9,711,055 $ (9,711,055) $ — $ —
J.P. Morgan Securities LLC .......................... 1,671,824 (1,671,824) — —
$ 11,382,879 $ (11,382,879) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 174,132 $ 221,358 $ 395,490

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $3,784 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 104,234
Class III ...................................................................................................... 143,440
$ 247,674
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
22
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $56,226,335 and $72,521,420, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 3,148,658
Net Realized Gain .......................................................................................................... 1,909,034
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Large Cap Focus Growth V.I. Fund ....................................................... $ (22,500) $ 22,500
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Large Cap Focus Growth V.I. Fund
Ordinary income ........................................................................................... $ 397,502 $ —
Long-term capital gains ...................................................................................... 3,620,485 12,321,961
$ 4,017,987 $ 12,321,961
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Large Cap Focus Growth V.I. Fund ..................................... $ 247,771 $ 3,328,590 $ 79,304,470 $ 82,880,831
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Large Cap Focus Growth V.I. Fund .............................. $ 174,273,539 $ 80,071,770 $ (900,976) $ 79,170,794

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
24
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
Software ........................................................................................................... 21.5%
Semiconductors & Semiconductor Equipment ................................................................................... 13.2
Technology Hardware, Storage & Peripherals ................................................................................... 8.9
Broadline Retail ....................................................................................................... 8.5
Interactive Media & Services .............................................................................................. 6.0
Financial Services ..................................................................................................... 5.8
Capital Markets ....................................................................................................... 5.5
Other
(a)
............................................................................................................. 30.6
(a)
All other industries held were less than 5% of long-term investments.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Shares sold .............................................
416,952 $ 6,500,518 1,121,648 $ 16,990,707
Shares issued in reinvestment of distributions ........................
106,336 1,920,441 442,648 6,036,836
Shares redeemed .........................................
(1,796,680) (28,756,435) (1,566,786) (24,554,150)
(1,273,392) $ (20,335,476) (2,490) $ (1,526,607)
Class III
Shares sold .............................................
2,274,534 $ 36,512,793 690,839 $ 10,842,522
Shares issued in reinvestment of distributions ........................
120,276 2,097,546 476,190 6,285,125
Shares redeemed .........................................
(1,938,832) (30,930,816) (2,002,433) (30,571,296)
455,978 $ 7,679,523 (835,404) $ (13,443,649)
(817,414) $ (12,655,953) (837,894) $ (14,970,256)

Report of Independent Registered Public Accounting Firm
25
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Large Cap Focus Growth V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Large Cap Focus Growth V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
26
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock Managed Volatility V.I. Fund
Investment Objective
BlackRock Managed Volatility V.I. Fund’s (the “Fund”) investment objective is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund underperformed both its blended benchmark (50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD) and its reference benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund’s performance and positioning are driven by the investment adviser’s macroeconomic views on global and regional growth, inflation and monetary/fiscal policy.
These views are informed by both Discretionary and Systematic strategies. The Fund establishes tactical positions (both long and short) in equities, sovereign bonds and currencies across 25-plus countries. The tactical approach seeks to capitalize on market volatility and dispersion in macroeconomic trends at the country level.
The Fund’s active equity and currency positioning contributed to performance in 2023. In equities, a directional overweight held for the majority of the reporting period contributed given the robust returns for most global markets. Relative value positioning was also positive. In particular, long positions in the United Kingdom and Japan versus
Germany, France, and Sweden contributed during the third calendar quarter 2023 as European equities struggled on weak growth and persistent inflation. In Asia, a long position in Taiwan versus Korea and Thailand was additive during the second half of the year due to strength in Taiwan-based semiconductor stocks. While positioning in fixed income detracted in the aggregate, a long position in U.S. high yield bonds contributed at a time in which economic growth remained positive and risk assets performed well. In currencies, a short position in the U.S. dollar against a basket of other developed-market currencies was slightly additive, with much of the strength occurring in the fourth quarter 2023.
The Fund’s overall fixed-income positioning detracted from performance. Directional short duration positions in the United States, Germany, and Japan, all of which performed well in the first three quarters of the reporting period, gave back their gains in the fourth quarter once bonds began to rally. As a result, they detracted for the full reporting period. (Duration is a measure of interest rate sensitivity.) Relative value positioning in fixed income also detracted. A long position in U.S. Treasuries versus a short in
German bunds contributed in the first quarter 2023 as inflation and policy expectations between the United States and Europe diverged. Later in the year, a long in U.K.
gilts versus other developed market bonds benefited the Fund as moderating U.K. inflation data led gilts to rally. On the other hand, shorts in European bonds dragged on performance from July through October 2023 as growth and inflation in Europe came in weaker than expected.
The Fund used derivatives as an efficient means to take active views on interest rates, equity indexes, and currencies. The use of derivatives instead of physical instruments had a minimal negative impact on performance.
The Fund held an allocation to cash as collateral for derivative positions and as a way of earning a modest yield. The cash position had a positive effect on performance given the rise in yields globally.
Describe recent portfolio activity.
The Fund maintained a long position in equities throughout the reporting period, together with a net short to duration.
Early in the period, the Fund added a long position in U.S. value stocks on the view that this market segment would be poised to perform well in a rising-rate environment.
The Fund also added to U.S. and Japanese equities in an opportunistic fashion to capitalize on market volatility. Late in the period, the Fund increased directional exposure to European and U.S. equities once it became clear that a recession was unlikely to materialize. In terms of relative value positions within equities, the Fund decreased its significant long position in the United States versus other developed markets early in 2023. In the second half of the period, the Fund moved to long positions in Italy and
Spain versus short positions in France, Germany, and Sweden based on divergences in the growth outlooks for these countries. The Fund was short in Korea for most of the period given that the market appeared unattractive due to poor flows and weak growth prospects. In the fourth quarter 2023, the Fund added long positions in Japan and
Taiwan against short positions in Thailand and India.
In fixed income, the Fund maintained directional short duration positions in the United States, Germany and Japan. Over the period, it shifted some of the short duration position to be more concentrated at the long end of the U.S. and German yield curves. In terms of relative value positions within bonds, the Fund was positioned long in U.S.
Treasuries versus European bonds (Germany, Sweden, and the United Kingdom) in the first quarter 2023. In the second half of the period, the Fund added to long positions in emerging market bonds versus Eurozone debt given that early hiking cycles had proved to be fairly successful in combating inflation in the former region. The Fund also added to its long gilt position in the third quarter 2023 on indications that the Bank of England had been successful in taming double-digit inflation.
In currencies, the Fund established a short position in the U.S. dollar early in the period, and it subsequently added to that short throughout 2023. At the end of the period, the Fund was long in the Australian dollar, Canadian dollar, and the euro against the U.S. dollar.
Describe portfolio positioning at period end.
The Fund was positioned with an overweight in equities based on the investment adviser’s view that economic growth would remain resilient. The Fund held directional long positions in U.S. and European equities. In the relative value strategy, it was positioned long in Japan, Taiwan, and Italy versus Germany, France, and Korea. It remained short in global bonds on the view that the rally of November and December 2023 had priced in too much optimism about the interest rate outlook. The Fund continued to hold directional shorts in the U.S., Germany, and Japan. The relative value strategy was positioned long in Canada, Mexico, and Poland versus short in the United Kingdom,
South Africa, and Korea based on growth and inflation differentials.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock Managed Volatility V.I. Fund
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
GROWTH OF $10,000 INVESTMENT
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b 1)
fees applicable to Class III Shares.
(b)
The Fund uses an asset allocation strategy, investing various percentages of its portfolio in three major categories: stocks, bonds and money market investments.
(c)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(d)
Measures the performance of fixed-rate, local currency, investment-grade sovereign bonds. The index is a widely used benchmark that currently includes sovereign debt from over 20 countries denominated in a variety of currencies.
(e)
A customized weighted index comprised of the returns of 50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD).
(f)
An unmanaged index that measures returns of 3-month Treasury Bills. Effective June 2, 2014, the ICE BofA 3-Month U.S. Treasury Bill Index was added to the performance benchmarks against which the Fund measures its performance. On March 1, 2021, the Fund began to compare its performance benchmark to a custom 4pm pricing variant of the ICE BofA 3-Month U.S.
Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for the custom
4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock Managed Volatility V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
............................................................................. 3.20% 3.12% 2.49%
Class III
(b)
............................................................................ 2. 88 2.8 7 2.24
(c)
50% MSCI All Country World Index /50% FTSE WGBI (hedged into USD) ................................ 14.22 6.43 5.26
MSCI  All Country World Index ............................................................. 22.20 11.72 7.93
FTSE WGBI (hedged into USD) ............................................................. 6.42 0.68 2.13
ICE BofA 3-Month U.S. Treasury Bill Index ..................................................... 5.02 1.88 1.25
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/23)
Ending
Account
Value
(12/31/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(07/01/23)
Ending
Account
Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Class I ....... $ 1,000.00 $ 1,008.90 $ 3.14 $ 2.99 $ 1,000.00 $ 1,022.08 $ 3.16 $ 1,022.23 $ 3.01 0.62% 0.59%
Class III ...... 1,000.00 1,007.20 4.40 4.25 1,000.00 1,020.82 4.43 1,020.97 4.28 0.87 0.84
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 100.0%
Corporate Bonds ................................... 0.0
(b)
Warrants ........................................ 0.0
(b)
Rights .......................................... 0.0
(b)
Other Interests .................................... —
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
Airbus SE ........................ 1,441 $ 222,618
BAE Systems plc ................... 4,626 65,481
Boeing Co. (The)
(a)
.................. 234 60,994
Bombardier, Inc., Class B
(a)
............ 304 12,208
Dassault Aviation SA ................ 69 13,671
Lockheed Martin Corp. ............... 526 238,404
Rheinmetall AG .................... 82 26,005
Rolls-Royce Holdings plc
(a)
............ 6,848 26,121
Safran SA ........................ 813 143,340
Thales SA ........................ 200 29,615
TransDigm Group, Inc. ............... 145 146,682
985,139
Air Freight & Logistics — 0.0%
DSV A/S ......................... 339 59,565
Automobile Components — 0.1%
Adient plc
(a)
....................... 393 14,289
Cie Generale des Etablissements Michelin SCA 1,165 41,854
Denso Corp. ...................... 3,200 48,040
104,183
Automobiles — 0.8%
Ferrari NV ....................... 121 40,850
General Motors Co. ................. 5,320 191,094
Honda Motor Co. Ltd. ................ 16,800 173,296
Nissan Motor Co. Ltd. ................ 7,000 27,370
Stellantis NV ...................... 3,671 86,014
Tesla, Inc.
(a)
....................... 2,094 520,317
Toyota Motor Corp. ................. 18,300 335,324
1,374,265
Banks — 3.5%
ABN AMRO Bank NV, CVA
(b)(c)
.......... 13,792 207,411
Banco Bilbao Vizcaya Argentaria SA ...... 11,518 104,978
Banco de Sabadell SA ............... 25,176 30,991
Banco Santander SA ................ 31,733 132,729
Bank of America Corp. ............... 24,125 812,289
Bank of Ireland Group plc ............. 1,406 12,764
Banque Cantonale Vaudoise (Registered) .. 249 32,113
Barclays plc ...................... 31,637 61,947
BAWAG Group AG
(b)(c)
................ 2,115 111,928
BNP Paribas SA ................... 2,400 166,670
BOC Hong Kong Holdings Ltd. .......... 23,500 63,838
CaixaBank SA ..................... 5,721 23,561
Citigroup, Inc. ..................... 10,212 525,305
Citizens Financial Group, Inc. .......... 1,860 61,640
Comerica, Inc. ..................... 312 17,413
Commerzbank AG .................. 2,337 27,777
Credit Agricole SA .................. 2,332 33,153
DBS Group Holdings Ltd. ............. 3,000 75,867
FinecoBank Banca Fineco SpA ......... 2,173 32,691
Hang Seng Bank Ltd. ................ 6,100 71,220
HSBC Holdings plc ................. 40,891 330,807
Huntington Bancshares, Inc. ........... 2,112 26,865
ING Groep NV ..................... 5,489 82,305
Intesa Sanpaolo SpA ................ 71,593 209,509
JPMorgan Chase & Co. .............. 5,490 933,849
KeyCorp ......................... 1,265 18,216
M&T Bank Corp. ................... 270 37,012
Mitsubishi UFJ Financial Group, Inc. ...... 20,000 171,643
Mizuho Financial Group, Inc. ........... 6,250 106,611
NatWest Group plc .................. 15,114 42,099
NU Holdings Ltd., Class A
(a)
............ 3,406 28,372
Oversea-Chinese Banking Corp. Ltd. ..... 3,800 37,390
Security
Shares
Shares Value
Banks (continued)
Regions Financial Corp. .............. 1,017 $ 19,709
Resona Holdings, Inc. ............... 5,800 29,402
Societe Generale SA ................ 925 24,610
Standard Chartered plc ............... 5,978 50,730
Sumitomo Mitsui Financial Group, Inc. ..... 4,800 233,567
Sumitomo Mitsui Trust Holdings, Inc. ...... 2,200 42,134
Synovus Financial Corp. .............. 1,245 46,874
Truist Financial Corp. ................ 2,354 86,910
UniCredit SpA ..................... 4,235 115,318
United Overseas Bank Ltd. ............ 1,100 23,742
Wells Fargo & Co. .................. 9,289 457,205
Zions Bancorp NA .................. 658 28,866
5,790,030
Beverages — 1.3%
Coca-Cola Co. (The) ................ 18,155 1,069,874
Coca-Cola HBC AG ................. 1,000 29,363
Constellation Brands, Inc., Class A ....... 125 30,219
Diageo plc ....................... 2,971 107,833
Monster Beverage Corp.
(a)
............. 1,881 108,364
PepsiCo, Inc. ..................... 4,458 757,147
Pernod Ricard SA .................. 366 64,680
2,167,480
Biotechnology — 1.7%
AbbVie, Inc. ...................... 5,106 791,277
Alnylam Pharmaceuticals, Inc.
(a)
......... 82 15,696
Amgen, Inc.
(d)
..................... 1,947 560,775
Argenx SE
(a)
...................... 57 21,681
Biogen, Inc.
(a)
..................... 227 58,741
CSL Ltd. ......................... 898 175,064
Exact Sciences Corp.
(a)
............... 735 54,375
Genmab A/S
(a)
..................... 228 72,698
Gilead Sciences, Inc. ................ 4,616 373,942
Halozyme Therapeutics, Inc.
(a)
.......... 384 14,193
Incyte Corp.
(a)
..................... 1,383 86,839
Moderna, Inc.
(a)
.................... 608 60,466
Neurocrine Biosciences, Inc.
(a)
.......... 374 49,278
Regeneron Pharmaceuticals, Inc.
(a)
....... 268 235,382
Sarepta Therapeutics, Inc.
(a)
........... 150 14,464
United Therapeutics Corp.
(a)
............ 274 60,250
Vertex Pharmaceuticals, Inc.
(a)
.......... 361 146,887
2,792,008
Broadline Retail — 2.5%
Amazon.com, Inc.
(a)
................. 23,120 3,512,853
Coupang, Inc., Class A
(a)
.............. 1,569 25,402
eBay, Inc. ........................ 2,664 116,203
Etsy, Inc.
(a)
....................... 735 59,572
MercadoLibre, Inc.
(a)
................. 148 232,588
Prosus NV ....................... 4,951 147,491
Takashimaya Co. Ltd. ................ 1,700 23,133
4,117,242
Building Products — 0.7%
A O Smith Corp. ................... 1,207 99,505
Assa Abloy AB, Class B .............. 2,114 60,924
Builders FirstSource, Inc.
(a)
............ 873 145,738
Carlisle Cos., Inc. .................. 190 59,362
Cie de Saint-Gobain SA .............. 648 47,788
Johnson Controls International plc ....... 1,937 111,649
Kingspan Group plc ................. 176 15,211
Lennox International, Inc. ............. 222 99,349
Masco Corp. ...................... 1,566 104,891
Owens Corning .................... 1,091 161,719
Trane Technologies plc ............... 658 160,486

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(a)
.................... 562 $ 46,528
1,113,150
Capital Markets — 1.9%
3i Group plc ...................... 2,856 87,906
Amundi SA
(b)(c)
..................... 567 38,675
Ares Management Corp., Class A ........ 236 28,065
Bank of New York Mellon Corp. (The) ..... 1,946 101,289
Blackstone, Inc., Class A .............. 1,441 188,656
Brookfield Corp., Class A .............. 400 16,045
Carlyle Group, Inc. (The) .............. 436 17,741
Charles Schwab Corp. (The) ........... 1,713 117,854
Deutsche Bank AG (Registered) ......... 1,621 22,128
Deutsche Boerse AG ................ 597 122,943
EQT AB ......................... 1,115 31,570
Euronext NV
(b)(c)
.................... 371 32,242
Franklin Resources, Inc. .............. 560 16,682
Goldman Sachs Group, Inc. (The) ....... 286 110,330
Hargreaves Lansdown plc ............. 2,132 19,926
Hong Kong Exchanges & Clearing Ltd. .... 2,300 78,891
Intercontinental Exchange, Inc. ......... 1,343 172,482
London Stock Exchange Group plc ....... 1,067 126,132
Macquarie Group Ltd. ................ 1,194 149,467
Moody's Corp. ..................... 1,115 435,474
Morgan Stanley .................... 1,025 95,581
MSCI, Inc. ....................... 623 352,400
Nasdaq, Inc. ...................... 741 43,082
Nomura Holdings, Inc. ............... 13,400 60,348
Partners Group Holding AG ............ 80 115,676
S&P Global, Inc. ................... 805 354,619
Schroders plc ..................... 8,796 48,094
St. James's Place plc ................ 2,147 18,680
UBS Group AG (Registered) ........... 4,139 128,564
XP, Inc., Class A ................... 217 5,657
3,137,199
Chemicals — 0.1%
Air Liquide SA ..................... 817 159,066
Arkema SA ....................... 165 18,796
Chr Hansen Holding A/S .............. 55 4,613
182,475
Commercial Services & Supplies — 0.0%
MSA Safety, Inc. ................... 9 1,519
RB Global, Inc. .................... 193 12,910
14,429
Communications Equipment — 1.1%
Arista Networks, Inc.
(a)
............... 1,857 437,342
Ciena Corp.
(a)
..................... 3,271 147,228
Cisco Systems, Inc. ................. 10,642 537,634
F5, Inc.
(a)
........................ 1,030 184,349
Motorola Solutions, Inc. .............. 1,543 483,098
Nokia OYJ ....................... 15,448 52,615
Telefonaktiebolaget LM Ericsson, Class B .. 5,396 33,958
1,876,224
Construction & Engineering — 0.5%
AECOM ......................... 1,762 162,862
Bouygues SA ..................... 588 22,185
Eiffage SA ....................... 220 23,617
Ferrovial SE ...................... 3,500 127,753
Kajima Corp. ...................... 1,700 28,346
MasTec, Inc.
(a)
..................... 230 17,416
Obayashi Corp. .................... 4,900 42,328
Shimizu Corp. ..................... 7,000 46,433
Taisei Corp. ...................... 500 17,074
Security
Shares
Shares Value
Construction & Engineering (continued)
Valmont Industries, Inc. ............... 395 $ 92,236
Vinci SA ......................... 868 109,234
WillScot Mobile Mini Holdings Corp.
(a)
..... 2,353 104,708
794,192
Construction Materials — 0.9%
CRH plc ......................... 2,630 180,995
Heidelberg Materials AG .............. 2,516 224,901
Holcim AG ....................... 2,051 161,088
James Hardie Industries plc, CDI
(a)
....... 4,985 192,201
Martin Marietta Materials, Inc. .......... 673 335,766
Summit Materials, Inc., Class A
(a)
........ 3,337 128,341
Vulcan Materials Co. ................ 1,199 272,185
1,495,477
Consumer Finance — 0.3%
American Express Co. ............... 1,290 241,669
Capital One Financial Corp. ............ 1,279 167,702
OneMain Holdings, Inc. ............... 975 47,970
Synchrony Financial ................. 2,099 80,161
537,502
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A .......... 856 19,688
Alimentation Couche-Tard, Inc. .......... 1,397 82,267
Costco Wholesale Corp. .............. 835 551,167
Jeronimo Martins SGPS SA ............ 966 24,585
Lawson, Inc. ...................... 5,100 263,428
Sysco Corp. ...................... 3,434 251,128
Target Corp. ...................... 1,243 177,028
Walgreens Boots Alliance, Inc. .......... 1,261 32,925
Walmart, Inc. ...................... 3,787 597,021
Woolworths Group Ltd. ............... 2,953 74,917
2,074,154
Containers & Packaging — 0.6%
Amcor plc ........................ 41,477 399,838
Ball Corp. ........................ 744 42,795
Crown Holdings, Inc. ................ 701 64,555
International Paper Co. ............... 6,848 247,555
Packaging Corp. of America ........... 564 91,881
WestRock Co. ..................... 3,728 154,787
1,001,411
Distributors — 0.0%
Pool Corp.
(d)
...................... 120 47,845
Diversified REITs — 0.0%
Land Securities Group plc ............. 3,084 27,677
Diversified Telecommunication Services — 0.3%
AT&T, Inc. ........................ 5,528 92,760
Deutsche Telekom AG (Registered) ...... 11,488 276,210
Verizon Communications, Inc. .......... 2,112 79,622
448,592
Electric Utilities — 0.7%
CK Infrastructure Holdings Ltd. .......... 12,500 69,177
CLP Holdings Ltd. .................. 9,000 74,359
EDP - Energias de Portugal SA ......... 10,319 51,936
Endesa SA ....................... 1,128 23,013
Enel SpA ........................ 20,289 150,946
Entergy Corp. ..................... 656 66,381
Fortum OYJ ...................... 1,065 15,383
Iberdrola SA ...................... 15,335 201,146
Kansai Electric Power Co., Inc. (The) ..... 3,200 42,471
NextEra Energy, Inc. ................ 3,033 184,224
Origin Energy Ltd. .................. 3,079 17,768

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Orsted A/S
(b)(c)
..................... 1,705 $ 94,519
Power Assets Holdings Ltd. ............ 17,000 98,561
SSE plc ......................... 3,291 77,687
Terna - Rete Elettrica Nazionale ......... 4,764 39,744
Tohoku Electric Power Co., Inc. ......... 2,800 19,034
1,226,349
Electrical Equipment — 0.6%
ABB Ltd. (Registered) ................ 7,352 326,415
AMETEK, Inc. ..................... 1,701 280,478
Legrand SA ...................... 795 82,789
Mitsubishi Electric Corp. .............. 2,500 35,360
Schneider Electric SE ................ 1,464 294,712
1,019,754
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.
(a)
.............. 102 12,470
Avnet, Inc. ....................... 1,400 70,560
Flex Ltd.
(a)
........................ 4,911 149,589
Hexagon AB, Class B ................ 7,285 87,502
Keysight Technologies, Inc.
(a)
........... 899 143,022
Littelfuse, Inc. ..................... 50 13,378
Murata Manufacturing Co. Ltd. .......... 1,100 23,245
TE Connectivity Ltd. ................. 6,403 899,622
1,399,388
Energy Equipment & Services — 0.1%
Halliburton Co. .................... 1,569 56,719
Tenaris SA ....................... 1,451 25,238
81,957
Entertainment — 1.4%
Electronic Arts, Inc. ................. 1,233 168,687
Liberty Media Corp.-Liberty Formula One,
Class C
(a)
...................... 1,692 106,816
Live Nation Entertainment, Inc.
(a)
........ 995 93,132
Netflix, Inc.
(a)(d)
..................... 1,453 707,437
Nexon Co. Ltd. .................... 700 12,732
Nintendo Co. Ltd. ................... 3,300 171,712
ROBLOX Corp., Class A
(a)
............. 670 30,632
Roku, Inc., Class A
(a)
................ 568 52,063
Sea Ltd., ADR, Class A
(a)
.............. 2,283 92,462
Spotify Technology SA
(a)
.............. 1,489 279,798
Universal Music Group NV ............ 1,159 33,086
Walt Disney Co. (The)
(a)
.............. 5,276 476,370
Warner Bros Discovery, Inc.
(a)
.......... 13,253 150,819
2,375,746
Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,880 1,027,181
Block, Inc., Class A
(a)
................ 2,712 209,773
Edenred SE ...................... 573 34,291
EXOR NV ........................ 341 34,133
Fidelity National Information Services, Inc. .. 1,417 85,119
Fiserv, Inc.
(a)
...................... 1,624 215,732
Groupe Bruxelles Lambert NV .......... 227 17,877
L E Lundbergforetagen AB, Class B ...... 427 23,253
M&G plc ......................... 9,749 27,591
Mastercard, Inc., Class A .............. 3,080 1,313,651
Nexi SpA
(a)(b)(c)
..................... 2,454 20,106
ORIX Corp. ....................... 3,500 65,734
Visa, Inc., Class A
(d)
................. 5,409 1,408,233
4,482,674
Food Products — 1.1%
Archer-Daniels-Midland Co. ............ 4,993 360,594
Bunge Global SA ................... 1,644 165,962
Security
Shares
Shares Value
Food Products (continued)
Chocoladefabriken Lindt & Spruengli AG ... 2 $ 24,007
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 1 121,319
Kerry Group plc, Class A .............. 268 23,262
Mondelez International, Inc., Class A ...... 3,437 248,942
Nestle SA (Registered) ............... 6,519 755,682
Post Holdings, Inc.
(a)
................. 1,579 139,047
1,838,815
Gas Utilities — 0.1%
Hong Kong & China Gas Co. Ltd. ........ 20,732 15,897
Naturgy Energy Group SA ............. 1,300 38,775
New Jersey Resources Corp. ........... 1,098 48,949
Snam SpA ....................... 8,457 43,511
UGI Corp.
(d)
....................... 1,174 28,880
176,012
Ground Transportation — 0.0%
Central Japan Railway Co. ............ 2,700 68,527
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories ................. 308 33,902
EssilorLuxottica SA ................. 620 124,495
Medtronic plc ..................... 1,773 146,060
304,457
Health Care Providers & Services — 0.3%
Cardinal Health, Inc. ................. 207 20,866
HCA Healthcare, Inc. ................ 897 242,800
McKesson Corp. ................... 435 201,396
UnitedHealth Group, Inc. .............. 62 32,641
497,703
Hotels, Restaurants & Leisure — 0.7%
Aristocrat Leisure Ltd. ................ 1,878 52,177
Booking Holdings, Inc.
(a)
.............. 105 372,458
Caesars Entertainment, Inc.
(a)
.......... 1,202 56,350
Carnival Corp.
(a)
.................... 2,472 45,831
DraftKings, Inc., Class A
(a)
............. 1,544 54,426
Flutter Entertainment plc
(a)
............. 88 15,531
Galaxy Entertainment Group Ltd. ........ 4,000 22,403
Just Eat Takeaway.com NV
(a)(b)(c)
......... 1,255 19,135
Marriott Vacations Worldwide Corp. ....... 75 6,367
McDonald's Corp. .................. 1,273 377,457
MGM Resorts International
(a)
........... 719 32,125
Oriental Land Co. Ltd. ............... 1,200 44,602
Royal Caribbean Cruises Ltd.
(a)
......... 693 89,737
1,188,599
Household Durables — 0.2%
Barratt Developments plc ............. 3,654 26,176
Berkeley Group Holdings plc ........... 829 49,492
DR Horton, Inc. .................... 1,047 159,123
Persimmon plc .................... 1,755 31,022
PulteGroup, Inc. ................... 274 28,282
Taylor Wimpey plc .................. 11,228 21,018
315,113
Household Products — 1.1%
Colgate-Palmolive Co. ............... 2,796 222,869
Kimberly-Clark Corp. ................ 4,052 492,358
Procter & Gamble Co. (The) ........... 6,863 1,005,704
Reckitt Benckiser Group plc ............ 1,408 97,157
1,818,088

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ................... 12,605 $ 242,646
RWE AG ........................ 10,968 499,186
741,832
Industrial Conglomerates — 0.4%
CK Hutchison Holdings Ltd. ............ 10,000 53,726
Hikari Tsushin, Inc. .................. 200 33,054
Hitachi Ltd. ....................... 700 50,351
Jardine Cycle & Carriage Ltd. .......... 1,600 36,060
Jardine Matheson Holdings Ltd. ......... 900 37,046
Keppel Corp. Ltd. ................... 9,500 50,833
Siemens AG (Registered) ............. 1,937 363,399
624,469
Industrial REITs — 0.0%
Segro plc ........................ 3,824 43,124
Insurance — 3.9%
Ageas SA ........................ 2,090 90,853
AIA Group Ltd. .................... 26,800 233,237
Allianz SE (Registered) ............... 579 154,733
American Financial Group, Inc. ......... 131 15,575
American International Group, Inc. ....... 1,582 107,180
Aon plc, Class A ................... 1,442 419,651
ASR Nederland NV ................. 806 38,075
Assicurazioni Generali SpA ............ 1,123 23,726
AXA SA ......................... 3,623 118,314
Axis Capital Holdings Ltd. ............. 4,306 238,423
Brighthouse Financial, Inc.
(a)
........... 3,261 172,572
Cincinnati Financial Corp. ............. 2,674 276,652
Globe Life, Inc. .................... 1,351 164,444
Hartford Financial Services Group, Inc. (The) 1,725 138,655
Japan Post Holdings Co. Ltd. ........... 17,800 158,909
Loews Corp. ...................... 609 42,380
Marsh & McLennan Cos., Inc. .......... 3,924 743,480
MetLife, Inc. ...................... 8,269 546,829
MS&AD Insurance Group Holdings, Inc. ... 3,800 149,412
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 329 136,474
NN Group NV ..................... 7,429 293,600
Principal Financial Group, Inc. .......... 4,393 345,597
Progressive Corp. (The) .............. 338 53,837
Prudential Financial, Inc. .............. 1,346 139,594
Prudential plc ..................... 4,781 53,943
QBE Insurance Group Ltd. ............ 14,887 150,844
Reinsurance Group of America, Inc. ...... 1,838 297,352
Sampo OYJ, Class A ................ 1,041 45,609
Sompo Holdings, Inc. ................ 1,400 68,500
Swiss Re AG ...................... 574 64,593
Tokio Marine Holdings, Inc. ............ 5,300 131,975
Travelers Cos., Inc. (The) ............. 255 48,575
Unum Group
(d)
..................... 8,481 383,511
WR Berkley Corp. .................. 906 64,072
Zurich Insurance Group AG ............ 562 293,829
6,405,005
Interactive Media & Services — 3.6%
(a)
Alphabet, Inc., Class A ............... 16,044 2,241,186
Alphabet, Inc., Class C ............... 12,475 1,758,102
Match Group, Inc. .................. 519 18,944
Meta Platforms, Inc., Class A ........... 5,421 1,918,817
5,937,049
IT Services — 1.0%
Bechtle AG ....................... 391 19,584
Capgemini SE ..................... 222 46,396
Cloudflare, Inc., Class A
(a)
............. 687 57,200
Security
Shares
Shares Value
IT Services (continued)
Gartner, Inc.
(a)
..................... 294 $ 132,626
GoDaddy, Inc., Class A
(a)
.............. 2,112 224,210
NEC Corp. ....................... 400 23,635
Nomura Research Institute Ltd. ......... 1,600 46,468
Obic Co. Ltd. ...................... 1,000 172,055
Otsuka Corp. ..................... 3,900 160,504
SCSK Corp. ...................... 2,400 47,516
Shopify, Inc., Class A
(a)
............... 1,534 119,428
Snowflake, Inc., Class A
(a)
............. 277 55,123
TIS, Inc. ......................... 1,300 28,573
VeriSign, Inc.
(a)
.................... 2,539 522,932
Wix.com Ltd.
(a)
..................... 633 77,872
1,734,122
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............. 1,964 273,055
Bio-Rad Laboratories, Inc., Class A
(a)
...... 76 24,540
Danaher Corp. .................... 766 177,206
Eurofins Scientific SE ................ 540 35,226
Illumina, Inc.
(a)
..................... 86 11,975
Lonza Group AG (Registered) .......... 368 155,144
Mettler-Toledo International, Inc.
(a)
....... 339 411,193
QIAGEN NV
(a)
..................... 191 8,295
Sartorius Stedim Biotech .............. 114 30,231
Thermo Fisher Scientific, Inc. ........... 941 499,473
West Pharmaceutical Services, Inc. ...... 232 81,692
1,708,030
Machinery — 0.7%
Alstom SA ....................... 1,013 13,661
Atlas Copco AB, Class B .............. 1,046 15,519
CNH Industrial NV .................. 923 11,242
GEA Group AG .................... 580 24,113
Illinois Tool Works, Inc. ............... 72 18,860
Komatsu Ltd. ..................... 8,000 208,187
Kone OYJ, Class B ................. 1,742 87,137
Kubota Corp. ..................... 5,000 75,040
Mitsubishi Heavy Industries Ltd. ......... 500 29,112
Oshkosh Corp. .................... 379 41,087
Otis Worldwide Corp. ................ 1,013 90,633
Pentair plc ....................... 636 46,243
Techtronic Industries Co. Ltd. ........... 1,500 17,873
Toyota Industries Corp. ............... 300 24,387
Trelleborg AB, Class B ............... 2,310 77,533
Volvo AB, Class A .................. 858 22,764
Volvo AB, Class B .................. 1,494 38,874
Westinghouse Air Brake Technologies Corp. . 231 29,314
Xylem, Inc. ....................... 1,725 197,271
1,068,850
Marine Transportation — 0.0%
AP Moller - Maersk A/S, Class A ......... 8 14,210
AP Moller - Maersk A/S, Class B ......... 26 46,801
61,011
Media — 0.7%
Charter Communications, Inc., Class A
(a)(d)
.. 374 145,366
Comcast Corp., Class A .............. 10,936 479,544
Informa plc ....................... 5,500 54,705
Liberty Broadband Corp., Class C
(a)
...... 985 79,381
Liberty Media Corp.-Liberty SiriusXM
(a)
.... 1,863 53,617
Paramount Global, Class B
(d)
........... 7,411 109,609
Publicis Groupe SA ................. 443 41,160
Sirius XM Holdings, Inc.
(d)
............. 23,304 127,473
Trade Desk, Inc. (The), Class A
(a)
........ 685 49,293
Vivendi SE ....................... 2,643 28,293

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
WPP plc ......................... 1,452 $ 13,869
1,182,310
Metals & Mining — 2.6%
Agnico Eagle Mines Ltd. .............. 524 28,730
Alcoa Corp. ....................... 2,184 74,256
Anglo American plc ................. 2,299 57,536
Antofagasta plc .................... 1,339 28,631
ArcelorMittal SA .................... 12,193 346,038
Barrick Gold Corp. .................. 6,338 114,510
BHP Group Ltd. .................... 28,606 977,313
BlueScope Steel Ltd. ................ 4,102 65,396
Cleveland-Cliffs, Inc.
(a)
............... 6,720 137,222
Commercial Metals Co. ............... 2,114 105,785
Constellium SE, Class A
(a)
............. 793 15,828
Endeavour Mining plc ................ 2,666 59,655
Evolution Mining Ltd. ................ 5,249 14,122
Fortescue Ltd. ..................... 9,770 192,638
Franco-Nevada Corp. ................ 991 109,769
Freeport-McMoRan, Inc. .............. 1,454 61,897
Glencore plc ...................... 25,998 156,275
JFE Holdings, Inc. .................. 11,900 184,107
Kobe Steel Ltd. .................... 4,400 56,714
Newmont Corp. .................... 7,588 314,067
Nippon Steel Corp. .................. 5,800 132,494
Norsk Hydro ASA ................... 2,069 13,907
Northern Star Resources Ltd. ........... 9,647 89,506
Nucor Corp. ...................... 2,484 432,315
Reliance Steel & Aluminum Co. ......... 432 120,822
Rio Tinto Ltd. ..................... 1,452 134,452
Rio Tinto plc ...................... 1,507 112,092
Southern Copper Corp.
(d)
.............. 36 3,099
Steel Dynamics, Inc. ................. 1,954 230,767
United States Steel Corp. ............. 212 10,314
4,380,257
Multi-Utilities — 0.7%
AGL Energy Ltd. ................... 5,342 34,532
CenterPoint Energy, Inc. .............. 5,176 147,878
Centrica plc ...................... 10,071 18,054
CMS Energy Corp. .................. 1,830 106,268
Dominion Energy, Inc. ................ 404 18,988
E.ON SE ........................ 12,583 169,054
Engie SA ........................ 4,044 71,240
National Grid plc ................... 8,463 114,008
NiSource, Inc. ..................... 5,256 139,547
Sempra
(d)
........................ 3,426 256,025
Veolia Environnement SA ............. 2,285 72,221
WEC Energy Group, Inc. .............. 1,036 87,200
1,235,015
Office REITs — 0.0%
Gecina SA ....................... 208 25,322
Oil, Gas & Consumable Fuels — 1.9%
BP plc .......................... 36,406 215,817
Cheniere Energy, Inc. ................ 499 85,184
Chevron Corp. ..................... 2,774 413,770
ConocoPhillips .................... 138 16,018
Eni SpA ......................... 5,410 91,761
EOG Resources, Inc. ................ 767 92,769
Equinor ASA ...................... 4,861 154,055
Exxon Mobil Corp. .................. 8,446 844,431
Hess Corp. ....................... 210 30,273
Marathon Petroleum Corp. ............ 1,455 215,864
ONEOK, Inc. ...................... 704 49,435
Pioneer Natural Resources Co. ......... 518 116,488
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Repsol SA ....................... 940 $ 13,944
Shell plc ......................... 13,917 455,560
Targa Resources Corp. ............... 380 33,011
TotalEnergies SE ................... 4,573 310,959
Valero Energy Corp. ................. 650 84,500
3,223,839
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................. 4,241 170,615
United Airlines Holdings, Inc.
(a)
.......... 1,454 59,992
230,607
Personal Care Products — 0.4%
Haleon plc ....................... 9,317 38,146
L'Oreal SA ....................... 696 346,957
Unilever plc ....................... 4,572 221,335
606,438
Pharmaceuticals — 3.5%
AstraZeneca plc ................... 3,068 413,842
Bristol-Myers Squibb Co. .............. 6,589 338,082
Eli Lilly & Co. ..................... 1,823 1,062,663
GSK plc ......................... 8,245 152,279
Ipsen SA ........................ 204 24,335
Johnson & Johnson ................. 1,461 228,997
Kyowa Kirin Co. Ltd. ................. 900 15,101
Merck & Co., Inc. ................... 6,701 730,543
Novartis AG (Registered) ............. 3,870 390,911
Novo Nordisk A/S, Class B ............ 10,340 1,071,546
Otsuka Holdings Co. Ltd. ............. 1,600 59,835
Perrigo Co. plc .................... 1,157 37,232
Pfizer, Inc. ....................... 19,752 568,660
Roche Holding AG .................. 113 35,112
Royalty Pharma plc, Class A ........... 763 21,433
Sanofi SA ........................ 2,419 240,383
Viatris, Inc. ....................... 7,899 85,546
Zoetis, Inc., Class A ................. 1,616 318,950
5,795,450
Professional Services — 0.2%
Bureau Veritas SA .................. 552 13,965
Experian plc ...................... 4,304 175,583
Genpact Ltd. ...................... 34 1,180
RELX plc ........................ 2,555 101,367
292,095
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ............... 12,500 62,739
Hongkong Land Holdings Ltd. .......... 7,500 26,085
Sino Land Co. Ltd. .................. 14,000 15,225
Sun Hung Kai Properties Ltd. ........... 2,000 21,643
Swire Pacific Ltd., Class A ............. 4,000 33,878
Swire Properties Ltd. ................ 15,400 31,174
Wharf Real Estate Investment Co. Ltd. .... 6,000 20,283
211,027
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.
(a)
......... 3,013 444,146
ams-OSRAM AG
(a)
.................. 6,088 15,346
Applied Materials, Inc. ............... 3,116 505,010
ASML Holding NV .................. 726 548,048
Broadcom, Inc. .................... 931 1,039,229
Disco Corp. ....................... 100 24,697
First Solar, Inc.
(a)
................... 278 47,894
Infineon Technologies AG ............. 1,221 50,992
Intel Corp. ....................... 13,282 667,420
KLA Corp.
(d)
...................... 699 406,329

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. ................ 595 $ 466,040
Marvell Technology, Inc. .............. 3,336 201,194
Micron Technology, Inc. ............... 4,074 347,675
NVIDIA Corp. ..................... 5,668 2,806,907
NXP Semiconductors NV ............. 222 50,989
QUALCOMM, Inc. .................. 4,145 599,491
SCREEN Holdings Co. Ltd. ............ 2,100 177,011
STMicroelectronics NV ............... 4,061 203,696
Teradyne, Inc. ..................... 359 38,959
Tokyo Electron Ltd. ................. 2,700 479,897
9,120,970
Software — 8.2%
Adobe, Inc.
(a)
...................... 1,447 863,280
ANSYS, Inc.
(a)
..................... 242 87,817
Atlassian Corp., Class A
(a)
............. 939 223,350
Autodesk, Inc.
(a)
.................... 483 117,601
BILL Holdings, Inc.
(a)
................. 353 28,801
Box, Inc., Class A
(a)
................. 1,635 41,872
Cadence Design Systems, Inc.
(a)
........ 1,301 354,353
Check Point Software Technologies Ltd.
(a)
.. 196 29,947
Crowdstrike Holdings, Inc., Class A
(a)
...... 821 209,618
Dassault Systemes SE ............... 1,961 95,986
Datadog, Inc., Class A
(a)
.............. 1,068 129,634
DocuSign, Inc.
(a)
................... 272 16,170
Elastic NV
(a)
...................... 308 34,712
Fair Isaac Corp.
(a)
................... 175 203,702
Fortinet, Inc.
(a)
..................... 4,092 239,505
HashiCorp, Inc., Class A
(a)
............. 1,484 35,082
HubSpot, Inc.
(a)
.................... 172 99,853
Intuit, Inc. ........................ 467 291,889
Manhattan Associates, Inc.
(a)
........... 723 155,676
Microsoft Corp. .................... 17,237 6,481,801
Nemetschek SE .................... 194 16,749
Nice Ltd.
(a)
....................... 215 42,759
Nutanix, Inc., Class A
(a)
............... 1,759 83,887
Oracle Corp. ...................... 5,321 560,993
Oracle Corp. Japan ................. 500 38,490
Palantir Technologies, Inc., Class A
(a)
..... 2,902 49,827
Palo Alto Networks, Inc.
(a)
............. 1,165 343,535
Roper Technologies, Inc. .............. 433 236,059
Salesforce, Inc.
(a)
................... 2,777 730,740
SAP SE ......................... 2,964 456,224
ServiceNow, Inc.
(a)
.................. 700 494,543
Smartsheet, Inc., Class A
(a)
............ 286 13,676
Splunk, Inc.
(a)
..................... 1,080 164,538
Synopsys, Inc.
(a)
................... 324 166,831
Temenos AG (Registered) ............. 480 44,730
Teradata Corp.
(a)
................... 2,351 102,292
Workday, Inc., Class A
(a)
.............. 869 239,896
Workiva, Inc., Class A
(a)
............... 150 15,229
Xero Ltd.
(a)
....................... 894 68,202
Zscaler, Inc.
(a)
..................... 228 50,516
13,660,365
Specialty Retail — 2.6%
Academy Sports & Outdoors, Inc. ........ 481 31,746
Asbury Automotive Group, Inc.
(a)
......... 67 15,073
AutoNation, Inc.
(a)
................... 363 54,515
AutoZone, Inc.
(a)
................... 44 113,767
Avolta AG
(a)
....................... 463 18,229
Best Buy Co., Inc. .................. 795 62,233
Burlington Stores, Inc.
(a)
.............. 474 92,184
CarMax, Inc.
(a)
..................... 1,437 110,275
Carvana Co., Class A
(a)
............... 1,325 70,145
Fast Retailing Co. Ltd. ............... 700 173,095
Security
Shares
Shares Value
Specialty Retail (continued)
Gap, Inc. (The) .................... 1,878 $ 39,269
H & M Hennes & Mauritz AB, Class B ..... 2,500 43,850
Home Depot, Inc. (The) .............. 5,058 1,752,850
Industria de Diseno Textil SA ........... 670 29,235
Lithia Motors, Inc., Class A ............ 136 44,782
Lowe's Cos., Inc. ................... 1,496 332,935
O'Reilly Automotive, Inc.
(a)
............. 433 411,385
Penske Automotive Group, Inc.
(d)
........ 120 19,261
RH
(a)
........................... 70 20,404
Ross Stores, Inc. ................... 205 28,370
TJX Cos., Inc. (The) ................. 7,371 691,474
Ulta Beauty, Inc.
(a)
.................. 159 77,908
Wayfair, Inc., Class A
(a)
............... 1,753 108,160
Zalando SE
(a)(b)(c)
................... 881 20,857
4,362,002
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc. ....................... 32,247 6,208,515
Canon, Inc. ....................... 2,100 53,873
Dell Technologies, Inc., Class C ......... 994 76,041
HP, Inc. ......................... 3,802 114,402
Logitech International SA (Registered) ..... 609 57,909
6,510,740
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.
(a)
................ 1 50
Hermes International SCA ............. 21 44,636
LVMH Moet Hennessy Louis Vuitton SE .... 438 355,892
Moncler SpA ...................... 645 39,712
440,290
Tobacco — 0.0%
British American Tobacco plc ........... 727 21,271
Trading Companies & Distributors — 1.5%
AerCap Holdings NV
(a)
............... 531 39,464
Ashtead Group plc .................. 1,855 128,936
Beacon Roofing Supply, Inc.
(a)
.......... 198 17,230
Brenntag SE ...................... 177 16,267
Ferguson plc ...................... 1,805 348,491
Herc Holdings, Inc. .................. 484 72,063
ITOCHU Corp. .................... 5,800 236,291
Marubeni Corp. .................... 12,800 201,530
Mitsubishi Corp. .................... 9,000 143,363
Mitsui & Co. Ltd. ................... 9,800 367,147
Sumitomo Corp. ................... 15,500 337,306
Toyota Tsusho Corp. ................. 1,300 76,287
United Rentals, Inc. ................. 74 42,433
Watsco, Inc. ...................... 61 26,137
WESCO International, Inc. ............. 333 57,902
WW Grainger, Inc. .................. 458 379,540
2,490,387
Transportation Infrastructure — 0.0%
Aena SME SA
(b)(c)
................... 92 16,699
Aeroports de Paris SA ............... 102 13,235
29,934
Water Utilities — 0.3%
American Water Works Co., Inc. ......... 2,140 282,459
Essential Utilities, Inc. ................ 4,322 161,427
Severn Trent plc ................... 885 29,103
United Utilities Group plc .............. 2,354 31,798
504,787

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. ............... 2,100 $ 92,691
T-Mobile US, Inc. ................... 338 54,191
146,882
Total Common Stocks — 71.9%
(Cost: $106,697,300) ............................. 119,726,901
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 .......... USD 25 27,835
Total Corporate Bonds — 0.0%
(Cost: $28,631) ................................ 27,835
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(f)(g)
...... 25 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a)(g)
.............. 105 286
Total Rights — 0.0%
(Cost: $107) ................................... 286
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/
Exercisable 07/06/20, 1 Share for 1 Warrant,
Expires 08/03/27, Strike Price USD 22.00)
(a)
392 $ 15,261
Total Warrants — 0.0%
(Cost: $1,941) ................................. 15,261
Total Long-Term Investments — 71.9%
(Cost: $106,727,979) ............................. 119,770,283
Short-Term Securities
Money Market Funds — 6.0%
(h)(i)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 6,984,865 6,984,865
SL Liquidity Series, LLC, Money Market Series,
5.58%
(j)
....................... 2,949,084 2,950,263
Total Money Market Funds — 6.0%
(Cost: $9,935,104) .............................. 9,935,128
Par (000)
Pa r (000)
U.S. Treasury Obligations — 12.1%
U.S. Treasury Bills
(k)(l)
5.43%, 01/23/24 ................. USD 6,605 6,584,303
5.43%, 02/27/24 ................. 5,713 5,666,453
5.44%, 03/05/24 ................. 8,052 7,978,765
Total U.S. Treasury Obligations — 12.1%
(Cost: $20,223,755) .............................. 20,229,521
Total Short-Term Securities — 18.1%
(Cost: $30,158,859) .............................. 30,164,649
Total Investments — 90.0%
(Cost: $136,886,838 ) ............................. 149,934,932
Other Assets Less Liabilities — 10.0% .................. 16,740,256
Net Assets — 100.0% ..............................
$ 166,675,188
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)
Rates are discount rates or a range of discount rates as of period end.
(l)
All or a portion of the security has been pledged in connection with outstanding futures contracts.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 8,260,219 $ — $ (1,275,354)
(a)
$ — $ — $ 6,984,865 6,984,865 $ 413,742 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 1,716,448 1,229,750
(a)
— 4,057 8 2,950,263 2,949,084 14,594
(b)
—
$ 4,057 $ 8 $ 9,935,128 $ 428,336 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
14
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 43 01/19/24 $ 4,796 $ (22,026)
MSCI Singapore Index ...................................................... 150 01/30/24 3,267 115,419
Euro-Bund .............................................................. 182 03/07/24 27,570 442,241
TOPIX Index ............................................................. 147 03/07/24 24,584 129,555
S&P/TSX 60 Index ......................................................... 10 03/14/24 1,918 23,588
EURO STOXX 50 Index ..................................................... 76 03/15/24 3,818 (16,863)
FTSE 100 Index ........................................................... 29 03/15/24 2,864 64,812
FTSE/MIB Index ........................................................... 117 03/15/24 19,755 53,545
MSCI EAFE E-Mini Index ..................................................... 19 03/15/24 2,140 79,403
S&P 500 E-Mini Index ....................................................... 31 03/15/24 7,471 161,690
S&P 500 Micro E-Mini Index ................................................... 12 03/15/24 289 1,377
Canada 10-Year Bond ....................................................... 444 03/19/24 41,610 887,027
U.S. Treasury Long Bond ..................................................... 58 03/19/24 7,246 488,402
SPI 200 Index ............................................................ 64 03/21/24 8,262 51,170
2,459,340
Short Contracts
CAC 40 Index ............................................................ 150 01/19/24 12,540 (7,424)
OMX Stockholm 30 Index .................................................... 392 01/19/24 9,352 (228,788)
IFSC NIFTY 50 Index ....................................................... 183 01/25/24 7,997 (80,026)
Euro-Bobl ............................................................... 144 03/07/24 18,962 (278,452)
Euro-Bund .............................................................. 43 03/07/24 6,514 (179,111)
Japan 10-Year Bond ........................................................ 33 03/13/24 34,336 (243,074)
Australia 10-Year Bond ...................................................... 27 03/15/24 2,147 4,986
DAX Index .............................................................. 19 03/15/24 8,869 (5,818)
Mini-DAX Index ........................................................... 17 03/15/24 1,587 (737)
MSCI EAFE E-Mini Index ..................................................... 272 03/15/24 30,633 (1,250,055)
S&P 500 E-Mini Index ....................................................... 208 03/15/24 50,128 (1,735,695)
WIG20 Index ............................................................. 138 03/15/24 1,662 (14,733)
U.S. Treasury 10-Year Note ................................................... 327 03/19/24 36,915 (620,227)
U.S. Treasury Long Bond ..................................................... 63 03/19/24 7,871 (572,460)
U.S. Treasury Ultra Bond ..................................................... 56 03/19/24 7,481 (503,635)
FTSE/JSE Top 40 Index ..................................................... 6 03/20/24 234 (5,214)
Long Gilt ................................................................ 241 03/26/24 31,533 (1,488,798)
SET50 Index ............................................................. 1,158 03/28/24 5,915 (56,648)
(7,265,909)
$ (4,806,569)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 5,771,204 USD 3,890,188 BNP Paribas SA 03/20/24 $ 51,801
AUD 6,302,592 USD 4,220,466 HSBC Bank plc 03/20/24 84,485
BRL 1,040,000 USD 210,874 Bank of America NA 03/20/24 1,658
CAD 5,128,296 USD 3,802,759 HSBC Bank plc 03/20/24 71,609
CAD 134,000 USD 98,889 Toronto Dominion Bank 03/20/24 2,346
CHF 181,000 USD 210,502 Toronto Dominion Bank 03/20/24 6,433
EUR 164,000 USD 177,825 Citibank NA 03/20/24 3,787
EUR 6,665,727 USD 7,289,080 Morgan Stanley & Co. International plc 03/20/24 92,484
EUR 229,000 USD 247,858 UBS AG 03/20/24 5,734
GBP 254,000 USD 323,070 HSBC Bank plc 03/20/24 815
INR 14,978,000 USD 179,295 BNP Paribas SA 03/20/24 54
KRW 984,185,000 USD 751,981 Citibank NA 03/20/24 11,445
KRW 875,431,000 USD 677,400 HSBC Bank plc 03/20/24 1,667
MXN 10,423,000 USD 595,447 UBS AG 03/20/24 10,652

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
NOK 1,187,000 USD 111,603 Natwest Markets plc 03/20/24 $ 5,430
SEK 4,532,000 USD 439,118 Barclays Bank plc 03/20/24 11,590
SEK 745,000 USD 73,813 JPMorgan Chase Bank NA 03/20/24 278
SEK 1,567,000 USD 152,609 Morgan Stanley & Co. International plc 03/20/24 3,230
SGD 402,000 USD 302,958 JPMorgan Chase Bank NA 03/20/24 2,736
THB 2,347,000 USD 67,773 JPMorgan Chase Bank NA 03/20/24 1,451
USD 279,443 CAD 369,000 HSBC Bank plc 03/20/24 668
USD 255,331 EUR 229,000 HSBC Bank plc 03/20/24 1,739
USD 84,450 GBP 66,000 Toronto Dominion Bank 03/20/24 291
USD 796,005 KRW 1,024,730,000 Bank of America NA 03/20/24 1,128
ZAR 1,478,000 USD 78,608 BNP Paribas SA 03/20/24 1,645
ZAR 11,735,000 USD 636,102 JPMorgan Chase Bank NA 03/20/24 1,088
JPY 67,732,000 USD 469,285 Morgan Stanley & Co. International plc 03/21/24 17,025
JPY 11,652,000 USD 81,491 Toronto Dominion Bank 03/21/24 2,169
395,438
AUD 546,000 USD 374,075 BNP Paribas SA 03/20/24 (1,133)
CLP 1,655,403,000 USD 1,919,975 BNP Paribas SA 03/20/24 (49,199)
PLN 251,000 USD 64,285 Barclays Bank plc 03/20/24 (562)
SEK 757,000 USD 76,432 Goldman Sachs International 03/20/24 (1,148)
USD 275,402 AUD 410,000 Canadian Imperial Bank of Commerce 03/20/24 (4,646)
USD 97,186 AUD 147,000 Morgan Stanley & Co. International plc 03/20/24 (3,222)
USD 980,081 AUD 1,464,000 Toronto Dominion Bank 03/20/24 (19,896)
USD 241,289 BRL 1,190,000 Bank of America NA 03/20/24 (1,896)
USD 616,478 BRL 3,046,000 Toronto Dominion Bank 03/20/24 (5,994)
USD 145,281 CAD 194,000 HSBC Bank plc 03/20/24 (1,284)
USD 709,765 CAD 954,000 Toronto Dominion Bank 03/20/24 (10,971)
USD 133,755 CHF 115,000 Natwest Markets plc 03/20/24 (4,076)
USD 1,147,566 CLP 1,016,629,000 Morgan Stanley & Co. International plc 03/20/24 (1,329)
USD 2,489,914 EUR 2,277,000 HSBC Bank plc 03/20/24 (31,615)
USD 1,160,065 GBP 912,000 Barclays Bank plc 03/20/24 (2,860)
USD 72,343 GBP 57,000 HSBC Bank plc 03/20/24 (340)
USD 167,342 GBP 132,000 Morgan Stanley & Co. International plc 03/20/24 (976)
USD 85,556 GBP 68,000 Natwest Markets plc 03/20/24 (1,153)
USD 9,361 INR 782,000 BNP Paribas SA 03/20/24 (3)
USD 283,497 MXN 4,961,000 Toronto Dominion Bank 03/20/24 (4,986)
USD 6,199 NZD 10,000 Nomura International plc 03/20/24 (124)
USD 435,326 PLN 1,731,000 Goldman Sachs International 03/20/24 (4,136)
USD 228,467 SEK 2,357,000 BNP Paribas SA 03/20/24 (5,937)
USD 93,469 SGD 124,000 Barclays Bank plc 03/20/24 (824)
USD 2,000,231 THB 69,180,000 HSBC Bank plc 03/20/24 (40,219)
USD 610,128 ZAR 11,289,000 Barclays Bank plc 03/20/24 (2,845)
USD 115,914 ZAR 2,178,000 Citibank NA 03/20/24 (2,348)
USD 773,274 JPY 111,579,000 BNP Paribas SA 03/21/24 (27,854)
(231,576)
$ 163,862
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 % Quarterly 12/20/28 B+ USD 4,086 $ 244,009 $ 53,546 $ 190,463
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
16
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ (34,009) $ — $ (34,009)
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 (30,323) — (30,323)
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 (18,665) — (18,665)
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 (16,911) — (16,911)
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 16,911 28,657 (11,746)
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 30,323 47,020 (16,697)
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 34,009 50,317 (16,308)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 18,665 30,226 (11,561)
28-day MXIBTIIE Monthly 8.36% Monthly 03/20/24
(a)
03/14/29 MXN 76,000 (3,815) — (3,815)
28-day MXIBTIIE Monthly 8.42% Monthly 03/20/24
(a)
03/14/29 MXN 36,000 3,246 — 3,246
28-day MXIBTIIE Monthly 8.49% Monthly 03/20/24
(a)
03/14/29 MXN 96,000 24,374 — 24,374
28-day MXIBTIIE Monthly 8.52% Monthly 03/20/24
(a)
03/14/29 MXN 5,000 1,620 — 1,620
28-day MXIBTIIE Monthly 8.55% Monthly 03/20/24
(a)
03/14/29 MXN 6,000 2,295 — 2,295
28-day MXIBTIIE Monthly 8.58% Monthly 03/20/24
(a)
03/14/29 MXN 40,000 18,577 — 18,577
28-day MXIBTIIE Monthly 8.63% Monthly 03/20/24
(a)
03/14/29 MXN 11,000 6,382 — 6,382
28-day MXIBTIIE Monthly 8.66% Monthly 03/20/24
(a)
03/14/29 MXN 33,000 21,695 — 21,695
28-day MXIBTIIE Monthly 8.68% Monthly 03/20/24
(a)
03/14/29 MXN 32,000 21,973 — 21,973
28-day MXIBTIIE Monthly 8.75% Monthly 03/20/24
(a)
03/14/29 MXN 47,000 39,968 — 39,968
28-day MXIBTIIE Monthly 8.76% Monthly 03/20/24
(a)
03/14/29 MXN 152,000 132,815 — 132,815
3-mo. TWCPBA Quarterly 1.73% Quarterly 03/20/24
(a)
03/20/29 TWD 8,000 5,308 — 5,308
1-day
REPO_CORRA Semi-Annual 3.15% Semi-Annual 03/20/24
(a)
03/20/29 CAD 5,000 23,949 2,828 21,121
1-day SOFR Annual 3.47% Annual 03/20/24
(a)
03/20/29 USD 8,000 11,031 23,679 (12,648)
1-day SOFR Annual 3.48% Annual 03/20/24
(a)
03/20/29 USD 1,000 2,055 411 1,644
1-day SOFR Annual 3.50% Annual 03/20/24
(a)
03/20/29 USD 1,000 3,127 — 3,127
1-day SOFR Annual 3.54% Annual 03/20/24
(a)
03/20/29 USD 2,000 9,157 6,978 2,179
1-day SOFR Annual 3.61% Annual 03/20/24
(a)
03/20/29 USD 5,000 40,018 21,051 18,967
1-day
REPO_CORRA Semi-Annual 3.66% Semi-Annual 03/20/24
(a)
03/20/29 CAD 1,000 22,359 1,001 21,358
1-day SOFR Annual 3.70% Annual 03/20/24
(a)
03/20/29 USD 2,000 23,939 (15,836) 39,775
1-day SOFR Annual 3.72% Annual 03/20/24
(a)
03/20/29 USD 3,000 38,206 (1,951) 40,157
1-day
REPO_CORRA Semi-Annual 3.87% Semi-Annual 03/20/24
(a)
03/20/29 CAD 5,000 147,259 — 147,259
6-mo. WIBOR Semi-Annual 3.97% Annual 03/20/24
(a)
03/20/29 PLN 1,000 (3,901) — (3,901)
6-mo. PRIBOR Semi-Annual 4.05% Annual 03/20/24
(a)
03/20/29 CZK 10,000 13,483 — 13,483
3-mo. CD_KSDA Quarterly 4.12% Quarterly 03/20/24
(a)
03/20/29 KRW 1,808,000 76,548 — 76,548
1-day SOFR Annual 4.16% Annual 03/20/24
(a)
03/20/29 USD 1,000 32,700 (429) 33,129
1-day SOFR Annual 4.19% Annual 03/20/24
(a)
03/20/29 USD 7,000 237,415 (544) 237,959
1-day SOFR Annual 4.21% Annual 03/20/24
(a)
03/20/29 USD 4,000 139,992 826 139,166
6-mo. PRIBOR Semi-Annual 4.22% Annual 03/20/24
(a)
03/20/29 CZK 76,000 128,360 — 128,360
1-day SOFR Annual 4.24% Annual 03/20/24
(a)
03/20/29 USD 1,000 36,440 (3,892) 40,332
1-day SOFR Annual 4.24% Annual 03/20/24
(a)
03/20/29 USD 5,000 181,524 1,751 179,773
6-mo. PRIBOR Semi-Annual 4.24% Annual 03/20/24
(a)
03/20/29 CZK 28,000 48,440 — 48,440
6-mo. WIBOR Semi-Annual 4.25% Annual 03/20/24
(a)
03/20/29 PLN 11,950 (9,142) — (9,142)
1-day SOFR Annual 4.26% Annual 03/20/24
(a)
03/20/29 USD 1,000 37,161 4,308 32,853
1-day SOFR Annual 4.27% Annual 03/20/24
(a)
03/20/29 USD 3,000 112,430 26,073 86,357
6-mo. WIBOR Semi-Annual 4.28% Annual 03/20/24
(a)
03/20/29 PLN 4,000 (1,751) — (1,751)
1-day SOFR Annual 4.28% Annual 03/20/24
(a)
03/20/29 USD 3,000 114,187 (15,073) 129,260
6-mo. WIBOR Semi-Annual 4.31% Annual 03/20/24
(a)
03/20/29 PLN 4,000 (552) — (552)
1-day SOFR Annual 4.32% Annual 03/20/24
(a)
03/20/29 USD 1,000 39,910 (172) 40,082
6-mo. WIBOR Semi-Annual 4.33% Annual 03/20/24
(a)
03/20/29 PLN 7,000 562 — 562
1-day SOFR Annual 4.33% Annual 03/20/24
(a)
03/20/29 USD 2,000 80,271 7,882 72,389
6-mo. PRIBOR Semi-Annual 4.33% Annual 03/20/24
(a)
03/20/29 CZK 38,000 73,070 — 73,070
1-day SOFR Annual 4.34% Annual 03/20/24
(a)
03/20/29 USD 5,000 204,057 8,104 195,953
6-mo. WIBOR Semi-Annual 4.37% Annual 03/20/24
(a)
03/20/29 PLN 7,000 3,692 — 3,692
1-day SOFR Annual 4.39% Annual 03/20/24
(a)
03/20/29 USD 5,000 215,549 41,457 174,092
1-day SOFR Annual 4.39% Annual 03/20/24
(a)
03/20/29 USD 5,000 215,774 22,689 193,085
1-day SOFR Annual 4.40% Annual 03/20/24
(a)
03/20/29 USD 4,000 174,062 2,459 171,603
1-day SOFR Annual 4.42% Annual 03/20/24
(a)
03/20/29 USD 3,000 133,521 (3,250) 136,771
6-mo. WIBOR Semi-Annual 4.43% Annual 03/20/24
(a)
03/20/29 PLN 5,000 5,827 — 5,827

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. WIBOR Semi-Annual 4.43% Annual 03/20/24
(a)
03/20/29 PLN 12,000 $ 13,526 $ — $ 13,526
6-mo. WIBOR Semi-Annual 4.44% Annual 03/20/24
(a)
03/20/29 PLN 10,000 12,908 — 12,908
6-mo. WIBOR Semi-Annual 4.60% Annual 03/20/24
(a)
03/20/29 PLN 6,000 18,149 — 18,149
6-mo. WIBOR Semi-Annual 4.73% Annual 03/20/24
(a)
03/20/29 PLN 6,000 26,656 — 26,656
6-mo. WIBOR Semi-Annual 4.77% Annual 03/20/24
(a)
03/20/29 PLN 12,000 58,547 — 58,547
6-mo. WIBOR Semi-Annual 4.85% Annual 03/20/24
(a)
03/20/29 PLN 14,000 79,756 — 79,756
1-day MIBOR Semi-Annual 6.18% Semi-Annual 03/20/24
(a)
03/20/29 INR 48,500 1,276 — 1,276
1-day MIBOR Semi-Annual 6.45% Semi-Annual 03/20/24
(a)
03/20/29 INR 160,000 25,375 — 25,375
1-day MIBOR Semi-Annual 6.71% Semi-Annual 03/20/24
(a)
03/20/29 INR 57,000 16,297 — 16,297
1-day MIBOR Semi-Annual 6.79% Semi-Annual 03/20/24
(a)
03/20/29 INR 32,000 10,518 — 10,518
1-day MIBOR Semi-Annual 6.80% Semi-Annual 03/20/24
(a)
03/20/29 INR 96,000 32,102 — 32,102
1-day MIBOR Semi-Annual 6.82% Semi-Annual 03/20/24
(a)
03/20/29 INR 83,000 28,271 — 28,271
1-day MIBOR Semi-Annual 6.85% Semi-Annual 03/20/24
(a)
03/20/29 INR 449,000 160,749 — 160,749
1.75% Annual 1-day SARON Annual 03/20/24
(a)
03/20/29 CHF 1,000 (41,971) 1,653 (43,624)
4.27% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 1,000 (57,214) (4,749) (52,465)
3.27% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 12,000 (1,573) (20,841) 19,268
3.62% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 1,000 (20,241) (2,973) (17,268)
4.36% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 3,000 (187,194) (15,680) (171,514)
4.43% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 1,000 (66,215) (2,058) (64,157)
4.17% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 2,000 (103,262) 682 (103,944)
3.45% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 3,000 (31,156) (24,464) (6,692)
3.54% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 3,000 (46,196) (35,782) (10,414)
3.55% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 5,000 (81,836) (17,357) (64,479)
4.23% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 4,000 (219,512) (41,178) (178,334)
3.97% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 2,000 (80,474) 11,515 (91,989)
3.71% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 5,000 (125,702) (26,142) (99,560)
3.51% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 3,000 (106,466) — (106,466)
3.46% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 1,000 (33,700) — (33,700)
2.63% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 1,000 (4,475) — (4,475)
3.49% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 3,000 (104,730) — (104,730)
3.51% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 1,000 (35,524) — (35,524)
3.03% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 32,000 (32,970) — (32,970)
2.99% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 50,000 (48,743) — (48,743)
2.83% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 22,000 (16,336) — (16,336)
2.94% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 26,000 (23,503) — (23,503)
3.13% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 97,000 (112,945) — (112,945)
2.44% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 29,000 (5,778) — (5,778)
3.02% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 32,000 (32,431) — (32,431)
2.86% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 99,000 (78,375) — (78,375)
2.41% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 4,000 (3,292) — (3,292)
2.55% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 13,000 (22,354) — (22,354)
2.50% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 37,000 (52,768) — (52,768)
2.46% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 11,000 (12,460) — (12,460)
2.55% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 18,000 (30,658) — (30,658)
2.56% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 22,000 (39,910) — (39,910)
2.44% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 1,000 (1,019) — (1,019)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
18
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.45% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 15,000 $ (16,014) $ — $ (16,014)
3.18% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 387,000 (3,275) — (3,275)
3.20% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 6,415,000 (58,243) — (58,243)
3.07% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 2,258,000 (9,545) — (9,545)
3.37% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 877,000 (13,329) — (13,329)
3.36% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 5,500,000 (81,303) — (81,303)
3.01% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 10,653,000 (23,274) — (23,274)
4.51% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 13,000 (91,088) — (91,088)
3.69% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 5,000 (11,852) — (11,852)
4.48% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 1,000 (6,876) — (6,876)
4.25% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 12,000 (66,512) — (66,512)
4.46% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 2,000 (13,435) — (13,435)
4.48% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 13,000 (89,096) — (89,096)
4.22% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 15,000 (80,246) — (80,246)
8.26% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 47,500 (17,790) — (17,790)
8.47% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 58,000 (48,536) — (48,536)
8.14% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 48,000 (5,462) — (5,462)
8.17% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 92,000 (16,515) — (16,515)
8.43% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 39,000 (29,150) — (29,150)
8.46% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 38,000 (31,300) — (31,300)
8.14% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 56,000 (5,758) — (5,758)
8.19% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 64,000 (13,592) — (13,592)
8.22% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 38,000 (10,901) — (10,901)
8.13% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 30,000 (2,756) — (2,756)
8.32% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 30,000 (14,917) — (14,917)
8.21% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 157,500 (42,077) — (42,077)
8.07% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 18,500 732 — 732
8.10% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 59,000 (1,930) — (1,930)
8.06% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 20,000 1,449 — 1,449
8.53% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 21,000 (20,104) — (20,104)
3.36% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 21,000 (102,702) 3,749 (106,451)
3.49% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 25,000 (137,645) 1,616 (139,261)
3.42% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 13,000 (67,099) 92 (67,191)
3.32% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 16,000 (75,325) 570 (75,895)
3.36% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 19,000 (93,444) (1,000) (92,444)
3.47% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 15,000 (80,934) (7,479) (73,455)
3.40% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 15,000 (76,389) (42,109) (34,280)
3.49% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 17,000 (93,443) (2,694) (90,749)
3.50% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 18,000 (99,848) (306) (99,542)
1.32% Quarterly 3-mo. TWCPBA Quarterly 03/20/24
(a)
03/20/29 TWD 105,000 630 — 630
3.88% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 6,000 5,647 — 5,647
4.06% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 1,200 (5,339) — (5,339)
3.89% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 6,000 4,912 — 4,912
4.06% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 1,800 (7,843) — (7,843)
3.39% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 3,000 (160,150) (946) (159,204)
3.32% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 2,000 (99,796) (9,767) (90,029)
3.38% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 1,000 (52,922) (2,046) (50,876)
3.38% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 4,000 (211,278) (355) (210,923)
3.21% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 2,000 (88,419) (3,539) (84,880)
3.36% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 1,000 (51,692) 4,228 (55,920)
$ (807,460) $ 49,210 $ (856,670)
(a)
Forward swap.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.04% At Termination Barclays Bank plc 01/04/27 BRL 1,000 $ 2,294 $ — $ 2,294
1-day
BZDIOVER At Termination 10.19% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 3,000 8,481 — 8,481
1-day
BZDIOVER At Termination 10.25% At Termination Bank of America NA 01/04/27 BRL 8,000 25,755 — 25,755
1-day
BZDIOVER At Termination 10.32% At Termination Barclays Bank plc 01/04/27 BRL 4,000 10,102 — 10,102
1-day
BZDIOVER At Termination 10.35% At Termination Citibank NA 01/04/27 BRL 1,000 3,818 — 3,818
1-day
BZDIOVER At Termination 10.38% At Termination HSBC Bank plc 01/04/27 BRL 14,000 45,047 — 45,047
1-day
BZDIOVER At Termination 10.47% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 11,000 49,266 — 49,266
1-day
BZDIOVER At Termination 10.57% At Termination HSBC Bank plc 01/04/27 BRL 8,000 37,535 — 37,535
1-day
BZDIOVER At Termination 10.60% At Termination Bank of America NA 01/04/27 BRL 15,000 79,273 — 79,273
1-day
BZDIOVER At Termination 10.61% At Termination Barclays Bank plc 01/04/27 BRL 3,000 16,070 — 16,070
1-day
BZDIOVER At Termination 10.65% At Termination HSBC Bank plc 01/04/27 BRL 10,000 55,070 — 55,070
1-day
BZDIOVER At Termination 10.75% At Termination Bank of America NA 01/04/27 BRL 17,000 101,890 — 101,890
1-day
BZDIOVER At Termination 10.77% At Termination BNP Paribas SA 01/04/27 BRL 9,000 56,608 — 56,608
1-day
BZDIOVER At Termination 10.82% At Termination BNP Paribas SA 01/04/27 BRL 7,000 44,637 — 44,637
1-day
BZDIOVER At Termination 10.86% At Termination Bank of America NA 01/04/27 BRL 2,000 13,433 — 13,433
1-day
BZDIOVER At Termination 10.92% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 7,000 49,065 — 49,065
1-day
BZDIOVER At Termination 11.02% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 7,000 54,123 — 54,123
1-day
BZDIOVER At Termination 11.04% At Termination HSBC Bank plc 01/04/27 BRL 15,000 119,291 — 119,291
1-day
BZDIOVER At Termination 11.18% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 6,000 53,322 — 53,322
1-day
BZDIOVER At Termination 9.97% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 1,000 1,709 — 1,709
$ 826,789 $ — $ 826,789
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures January
2024 ................ TWD 14,288,610 Merrill Lynch International & Co. 01/17/24 TWD 14,289 $ 241 $ — $ 241
Taiwan Capitalization Weighted
Stock Index Futures January
2024 ................ TWD 7,017,897 Merrill Lynch International & Co. 01/17/24 TWD 7,018 4,239 — 4,239
Taiwan Capitalization Weighted
Stock Index Futures January
2024 ................ TWD 182,465,323 Merrill Lynch International & Co. 01/17/24 TWD 182,465 110,219 — 110,219

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
20
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures January
2024 ................ TWD 239,943,550 Merrill Lynch International & Co. 01/17/24 TWD 239,944 $ 100,632 $ — $ 100,632
Taiwan Capitalization Weighted
Stock Index Futures January
2024 ................ TWD 46,437,984 Merrill Lynch International & Co. 01/17/24 TWD 46,438 783 — 783
BOVESPA Index Futures
February 2024 ......... BRL 3,230,082 Merrill Lynch International & Co. 02/14/24 BRL 3,230 33,899 — 33,899
BOVESPA Index Futures
February 2024 ......... BRL (1,291,387) Merrill Lynch International & Co. 02/14/24 BRL 1,291 (13,693) — (13,693)
KOSPI 200 Index Futures March
2024 ................ KRW 269,391,525 Merrill Lynch International & Co. 03/14/24 KRW 269,392 2,045 — 2,045
KOSPI 200 Index Futures March
2024 ................ KRW (3,051,671,700) Merrill Lynch International & Co. 03/14/24 KRW 3,051,672 (24,286) — (24,286)
KOSPI 200 Index Futures March
2024 ................ KRW (22,087,870,900) Merrill Lynch International & Co. 03/14/24 KRW 22,087,871 (1,366,297) — (1,366,297)
Mexican Bolsa Index Futures
March 2024 ........... MXN (9,383,704) Merrill Lynch International & Co. 03/15/24 MXN 9,384 1,584 — 1,584
Mexican Bolsa Index Futures
March 2024 ........... MXN (12,316,307) Merrill Lynch International & Co. 03/15/24 MXN 12,316 2,091 — 2,091
Mexican Bolsa Index Futures
March 2024 ........... MXN (7,492,212) Merrill Lynch International & Co. 03/15/24 MXN 7,492 (6,489) — (6,489)
Mexican Bolsa Index Futures
March 2024 ........... MXN (3,518,889) Merrill Lynch International & Co. 03/15/24 MXN 3,519 594 — 594
Swiss Market Index Futures
March 2024 ........... CHF 220,791 HSBC Bank plc 03/15/24 CHF 221 986 — 986
Swiss Market Index Futures
March 2024 ........... CHF (2,001,899) HSBC Bank plc 03/15/24 CHF 2,002 8,703 — 8,703
Swiss Market Index Futures
March 2024 ........... CHF 111,283 HSBC Bank plc 03/15/24 CHF 111 (563) — (563)
$ (1,145,312) $ — $ (1,145,312)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.33% Quarterly UBS AG 05/24/24 USD 48,639 $ (2,091,786) $ — $ (2,091,786)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 09/05/24 USD 494 (28,246) — (28,246)
1-day SOFR plus 0.45% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Merrill Lynch International
& Co. 10/04/24 USD 6,934 684,591 — 684,591
1-day SOFR plus 0.15% Quarterly
MSCI Chile Net
Return Index Quarterly Citibank NA 10/31/24 USD 27 2,315 — 2,315
1-day SOFR plus 0.38% Quarterly
MSCI Chile Net
Return Index Quarterly Citibank NA 10/31/24 USD 111 6,439 — 6,439
$ (1,426,687) $ — $ (1,426,687)

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6.90
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5.06
1-day SARON ........................................ Swiss Average Rate Overnight 1.70
1-day SOFR ......................................... Secured Overnight Financing Rate 5.34
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
1-day SORA ......................................... Singapore Overnight Rate Average 3.62
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2.50
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.40
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.83
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 5.15
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.40
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 4.05
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1.49
6-mo. BBR .......................................... Australian Bank Bill Rate 4.45
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.86
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 6.43
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.72
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 405,368 $ (302,612) $ 3,493,857 $ (4,160,064)
OTC Swaps ................................................................... — — 1,786,150 (3,531,360)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 680,559 $ — $ 1,822,656 $ — $ 2,503,215
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 395,438 — — 395,438
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 190,463 — — 3,303,394 — 3,493,857
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 959,361 — 826,789 — 1,786,150
$ — $ 190,463 $ 1,639,920 $ 395,438 $ 5,952,839 $ — $ 8,178,660

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
22
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 3,424,027 $ — $ 3,885,757 $ — $ 7,309,784
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 231,576 — — 231,576
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 4,160,064 — 4,160,064
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 3,531,360 — — — 3,531,360
$ — $ — $ 6,955,387 $ 231,576 $ 8,045,821 $ — $ 15,232,784
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (5,786,591) $ — $ 7,945,208 $ — $ 2,158,617
Forward foreign currency exchange contracts .... — — — (891,916) — — (891,916)
Swaps .............................. — 81,512 (3,140,270) — (2,588,711) — (5,647,469)
$ — $ 81,512 $ (8,926,861) $ (891,916) $ 5,356,497 $ — $ (4,380,768)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (6,736,021) $ — $ (6,138,100) $ — $ (12,874,121)
Forward foreign currency exchange contracts .... — — — 287,354 — — 287,354
Swaps .............................. — 190,463 (2,714,082) — (687,622) — (3,211,241)
$ — $ 190,463 $ (9,450,103) $ 287,354 $ (6,825,722) $ — $ (15,798,008)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 136,164,930
Average notional value of contracts — short ................................................................................. $ 268,143,611
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 12,314,826
Average amounts sold — in USD ........................................................................................ $ 24,413,165
Credit default swaps
Average notional value — sell protection ................................................................................... $ 2,278,933
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 203,597,849
Average notional value — receives fixed rate ................................................................................ $ 197,535,849
Total return swaps
Average notional value ............................................................................................... $ 87,997,837

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
23
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,365,602 $ —
Forward foreign currency exchange contracts ................................................................. 395,438 231,576
Swaps — centrally cleared .............................................................................. 679,432 —
Swaps — OTC
(a)
..................................................................................... 1,786,150 3,531,360
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 5,226,622 $ 3,762,936
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,045,034) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,181,588 $ 3,762,936
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 223,137 $ (1,896) $ — $ — $ 221,241
Barclays Bank plc ................................ 40,056 (7,091) — — 32,965
BNP Paribas SA ................................. 154,745 (84,126) — — 70,619
Citibank NA .................................... 27,804 (2,348) — — 25,456
HSBC Bank plc .................................. 427,615 (74,021) — — 353,594
JPMorgan Chase Bank NA .......................... 59,676 — — — 59,676
Merrill Lynch International & Co. ...................... 940,918 (940,918) — — —
Morgan Stanley & Co. International plc .................. 274,582 (5,527) — — 269,055
Natwest Markets plc .............................. 5,430 (5,229) — — 201
Toronto Dominion Bank ............................ 11,239 (11,239) — — —
UBS AG ...................................... 16,386 (16,386) — — —
$ 2,181,588 $ (1,148,781) $ — $ — $ 1,032,807
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 1,896 $ (1,896) $ — $ — $ —
Barclays Bank plc ................................ 7,091 (7,091) — — —
BNP Paribas SA ................................. 84,126 (84,126) — — —
Canadian Imperial Bank of Commerce .................. 4,646 — — — 4,646
Citibank NA .................................... 2,348 (2,348) — — —
Goldman Sachs International ........................ 5,284 — — — 5,284
HSBC Bank plc .................................. 74,021 (74,021) — — —
Merrill Lynch International & Co. ...................... 1,439,011 (940,918) — (490,000) 8,093
Morgan Stanley & Co. International plc .................. 5,527 (5,527) — — —
Natwest Markets plc .............................. 5,229 (5,229) — — —
Nomura International plc ........................... 124 — — — 124
Toronto Dominion Bank ............................ 41,847 (11,239) — — 30,608
UBS AG ...................................... 2,091,786 (16,386) — (1,890,000) 185,400
$ 3,762,936 $ (1,148,781) $ — $ (2,380,000) $ 234,155
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
24
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 523,769 $ 461,370 $ — $ 985,139
Air Freight & Logistics .................................... — 59,565 — 59,565
Automobile Components .................................. 14,289 89,894 — 104,183
Automobiles .......................................... 711,411 662,854 — 1,374,265
Banks ............................................... 3,100,525 2,689,505 — 5,790,030
Beverages ........................................... 1,965,604 201,876 — 2,167,480
Biotechnology ......................................... 2,522,565 269,443 — 2,792,008
Broadline Retail ........................................ 4,094,109 23,133 — 4,117,242
Building Products ....................................... 989,227 123,923 — 1,113,150
Capital Markets ........................................ 2,055,957 1,081,242 — 3,137,199
Chemicals ............................................ — 182,475 — 182,475
Commercial Services & Supplies ............................. 14,429 — — 14,429
Communications Equipment ................................ 1,789,651 86,573 — 1,876,224
Construction & Engineering ................................ 377,222 416,970 — 794,192
Construction Materials .................................... 736,292 759,185 — 1,495,477
Consumer Finance ...................................... 537,502 — — 537,502
Consumer Staples Distribution & Retail ........................ 1,974,652 99,502 — 2,074,154
Containers & Packaging .................................. 1,001,411 — — 1,001,411
Distributors ........................................... 47,845 — — 47,845
Diversified REITs ....................................... — 27,677 — 27,677
Diversified Telecommunication Services ........................ 172,382 276,210 — 448,592
Electric Utilities ........................................ 250,605 975,744 — 1,226,349
Electrical Equipment ..................................... 280,478 739,276 — 1,019,754
Electronic Equipment, Instruments & Components ................. 1,288,641 110,747 — 1,399,388
Energy Equipment & Services .............................. 56,719 25,238 — 81,957
Entertainment ......................................... 2,158,216 217,530 — 2,375,746
Financial Services ...................................... 4,259,689 222,985 — 4,482,674
Food Products ......................................... 914,545 924,270 — 1,838,815
Gas Utilities ........................................... 77,829 98,183 — 176,012
Ground Transportation ................................... — 68,527 — 68,527
Health Care Equipment & Supplies ........................... 179,962 124,495 — 304,457
Health Care Providers & Services ............................ 497,703 — — 497,703
Hotels, Restaurants & Leisure .............................. 1,034,751 153,848 — 1,188,599
Household Durables ..................................... 187,405 127,708 — 315,113
Household Products ..................................... 1,720,931 97,157 — 1,818,088
Independent Power and Renewable Electricity Producers ............ 242,646 499,186 — 741,832
Industrial Conglomerates .................................. — 624,469 — 624,469
Industrial REITs ........................................ — 43,124 — 43,124
Insurance ............................................ 4,198,379 2,206,626 — 6,405,005
Interactive Media & Services ............................... 5,937,049 — — 5,937,049
IT Services ........................................... 1,189,391 544,731 — 1,734,122
Life Sciences Tools & Services .............................. 1,487,429 220,601 — 1,708,030
Machinery ............................................ 434,650 634,200 — 1,068,850
Marine Transportation .................................... — 61,011 — 61,011
Media ............................................... 1,044,283 138,027 — 1,182,310
Metals & Mining ........................................ 1,759,381 2,620,876 — 4,380,257
Multi-Utilities .......................................... 755,906 479,109 — 1,235,015
Office REITs .......................................... — 25,322 — 25,322
Oil, Gas & Consumable Fuels ............................... 1,981,743 1,242,096 — 3,223,839
Passenger Airlines ...................................... 230,607 — — 230,607
Personal Care Products .................................. — 606,438 — 606,438
Pharmaceuticals ....................................... 3,392,106 2,403,344 — 5,795,450
Professional Services .................................... 1,180 290,915 — 292,095
Real Estate Management & Development ....................... — 211,027 — 211,027

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
25
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ 7,621,283 $ 1,499,687 $ — $ 9,120,970
Software ............................................. 12,897,225 763,140 — 13,660,365
Specialty Retail ........................................ 4,076,736 285,266 — 4,362,002
Technology Hardware, Storage & Peripherals .................... 6,398,958 111,782 — 6,510,740
Textiles, Apparel & Luxury Goods ............................ 50 440,240 — 440,290
Tobacco ............................................. — 21,271 — 21,271
Trading Companies & Distributors ............................ 983,260 1,507,127 — 2,490,387
Transportation Infrastructure ............................... — 29,934 — 29,934
Water Utilities ......................................... 443,886 60,901 — 504,787
Wireless Telecommunication Services ......................... 54,191 92,691 — 146,882
Corporate Bonds ........................................ — 27,835 — 27,835
Other Interests .......................................... — — — —
Rights ................................................ — — 286 286
Warrants .............................................. 15,261 — — 15,261
Short-Term Securities
Money Market Funds ...................................... 6,984,865 — — 6,984,865
U.S. Treasury Obligations ................................... — 20,229,521 — 20,229,521
$ 97,666,781 $ 49,317,602 $ 286 $ 146,984,669
Investments valued at NAV
(a)
...................................... 2,950,263
$ 149,934,932
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 190,463 $ — $ 190,463
Equity contracts ........................................... 266,058 1,373,862 — 1,639,920
Foreign currency exchange contracts ............................ — 395,438 — 395,438
Interest rate contracts ....................................... 1,822,656 4,130,183 — 5,952,839
Liabilities
Equity contracts ........................................... (2,985,750) (3,969,637) — (6,955,387)
Foreign currency exchange contracts ............................ — (231,576) — (231,576)
Interest rate contracts ....................................... (3,885,757) (4,160,064) — (8,045,821)
$ (4,782,793) $ (2,271,331) $ — $ (7,054,124)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2023
2023
BlackRock Annual Report to Shareholders
26
BlackRock
Managed
Volatility V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 139,999,804
Investments, at value — affiliated
(c)
.......................................................................................... 9,935,128
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 3,290,000
Futures contracts .................................................................................................... 4,321,000
Centrally cleared swaps ................................................................................................ 9,059,000
Foreign currency, at value
(d)
............................................................................................... 2,271,910
Receivables: –
Investments sold .................................................................................................... 127
Securities lending income — affiliated ...................................................................................... 4,223
Swaps   .......................................................................................................... 47,153
Dividends — unaffiliated ............................................................................................... 124,725
Dividends — affiliated ................................................................................................. 28,484
Interest — unaffiliated ................................................................................................. 83
Due from broker ..................................................................................................... 110,418
Variation margin on futures contracts ....................................................................................... 2,365,602
Variation margin on centrally cleared swaps .................................................................................. 679,432
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 395,438
OTC swaps ........................................................................................................ 1,786,150
Prepaid expenses ..................................................................................................... 1,369
Total assets .........................................................................................................
174,420,046
LIABILITIES
Bank overdraft ........................................................................................................ 6,102
Collateral on securities loaned ............................................................................................. 2,947,736
Payables: –
Investments purchased ................................................................................................ 464
Swaps   .......................................................................................................... 612,836
Accounting services fees ............................................................................................... 72,909
Capital shares redeemed ............................................................................................... 48,538
Distribution fees ..................................................................................................... 28,624
Investment advisory fees .............................................................................................. 44,181
Directors' and Officer's fees ............................................................................................. 103
Professional fees .................................................................................................... 55,533
Transfer agent fees .................................................................................................. 92,868
Other accrued expenses ............................................................................................... 72,028
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 231,576
OTC swaps ........................................................................................................ 3,531,360
Total liabilities ........................................................................................................
7,744,858
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 166,675,188
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 290,426,792
Accumulated loss ..................................................................................................... (123,751,604)
NET ASSETS ........................................................................................................
$ 166,675,188
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 126,951,734
(b)
  Securities loaned, at value ...................................................................................... $ 2,872,057
(c)
  Investments, at cost — affiliated ................................................................................... $ 9,935,104
(d)
  Foreign currency, at cost ....................................................................................... $ 2,263,765
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
27
Financial Statements
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 7,293,252
Shares outstanding ..................................................................................................
550,452
Net asset value .....................................................................................................
$ 13.25
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 159,381,936
Shares outstanding ..................................................................................................
12,061,475
Net asset value .....................................................................................................
$ 13.21
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2023
2023
BlackRock Annual Report to Shareholders
28
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,447,155
Dividends — affiliated ................................................................................................. 413,742
Interest — unaffiliated ................................................................................................. 1,676,652
Securities lending income — affiliated — net ................................................................................. 14,594
Foreign taxes withheld ................................................................................................ (94,119)
Total investment income .................................................................................................
4,458,024
EXPENSES
Investment advisory .................................................................................................. 927,781
Distribution — class specific ............................................................................................ 402,584
Transfer agent — class specific .......................................................................................... 325,368
Accounting services .................................................................................................. 213,152
Custodian ......................................................................................................... 127,696
Professional ....................................................................................................... 89,819
Printing and postage ................................................................................................. 18,338
Transfer agent ...................................................................................................... 10,875
Directors and Officer ................................................................................................. 7,578
Miscellaneous ...................................................................................................... 111,500
Total expenses excluding interest expense .....................................................................................
2,234,691
Interest expense .................................................................................................... 26,624
Total expenses .......................................................................................................
2,261,315
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (511,394)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (325,368)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,424,553
Net investment income ..................................................................................................
3,033,471
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,982,545
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 5,165,902
Investments — affiliated ............................................................................................. 4,057
Forward foreign currency exchange contracts ............................................................................... (891,916)
Foreign currency transactions ......................................................................................... 1,215
Futures contracts .................................................................................................. 2,158,617
Swaps ......................................................................................................... (5,647,469)
A
790,406
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 16,801,023
Investments — affiliated ............................................................................................. 8
Forward foreign currency exchange contracts ............................................................................... 287,354
Foreign currency translations .......................................................................................... 189,117
Futures contracts .................................................................................................. (12,874,121)
Swaps ......................................................................................................... (3,211,241)
A
1,192,140
Net realized and unrealized gain ...........................................................................................
1,982,546
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 5,016,017

Statements of Changes in Net Assets
29
Financial Statements
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,033,471  $ 1,468,644
Net realized gain .................................................................................. 790,406  31,605,359
Net change in unrealized appreciation (depreciation) .......................................................... 1,192,140  (23,239,154)
Net increase in net assets resulting from operations ............................................................. 5,016,017  9,834,849
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (628,309) —
  Class III ....................................................................................... (12,916,888) —
Decrease in net assets resulting from distributions to shareholders ................................................... (13,545,197) —
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 1,155,226  (50,560,876)
NET ASSETS
Total decrease in net assets ............................................................................ (7,373,954) (40,726,027)
Beginning of year .................................................................................... 174,049,142  214,775,169
End of year ........................................................................................
$ 166,675,188  $ 174,049,142
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
30
BlackRock Managed Volatility V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 14.03  $ 13.21  $ 13.21  $ 13.27  $ 13.45
Net investment income
(a)
...................................
0.29  0.14  0.06  0.10  0.22
Net realized and unrealized gain ..............................
0.15  0.68  0.03  0.36  0.06
Net increase from investment operations .......................... 0.44  0.82  0.09  0.46  0.28
Distributions
(b)
– – – – –
From net investment income ................................
(1.22) —  (0.09) (0.52) (0.46)
From net realized gain .....................................
—  —  —  —  (0.00)
(c)
Total distributions ......................................... (1.22) —  (0.09) (0.52) (0.46)
Net asset value, end of year ................................. $ 13.25  $ 14.03  $ 13.21  $ 13.21  $ 13.27
Total Return
(d)
— — — — —
Based on net asset value .................................... 3.20% 6.21% 0.68%
(e)
3.49% 2.11%
Ratios to Average Net Assets
(f)
Total expenses ...........................................
1.10% 0.97% 0.93% 1.00% 0.93%
Total expenses after fees waived and/or reimbursed ..................
0.61% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income .....................................
2.03% 1.04% 0.47% 0.74% 1.62%
Supplemental Data
Net assets, end of year (000) .................................. $ 7,293  $ 8,182  $ 8,853  $ 9,844  $ 10,808
Portfolio turnover rate ....................................... 166% 155% 103% 181% 314%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
BlackRock Managed Volatility V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 13.96  $ 13.18  $ 13.20  $ 13.27  $ 13.45
Net investment income
(a)
...................................
0.25  0.10  0.03  0.06  0.19
Net realized and unrealized gain ..............................
0.15  0.68  0.04  0.36  0.06
Net increase from investment operations .......................... 0.40  0.78  0.07  0.42  0.25
Distributions
(b)
– – – – –
From net investment income ................................
(1.15) —  (0.09) (0.49) (0.43)
From net realized gain .....................................
—  —  —  —  (0.00)
(c)
Total distributions ......................................... (1.15) —  (0.09) (0.49) (0.43)
Net asset value, end of year ................................. $ 13.21  $ 13.96  $ 13.18  $ 13.20  $ 13.27
Total Return
(d)
— — — — —
Based on net asset value .................................... 2.88% 5.92% 0.53%
(e)
3.17% 1.85%
Ratios to Average Net Assets
(f)
Total expenses ...........................................
1.35% 1.22% 1.18% 1.25% 1.36%
Total expenses after fees waived and/or reimbursed ..................
0.86% 0.84% 0.84% 0.84% 0.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.84% 0.84% 0.84% 0.84% 0.84%
Net investment income .....................................
1.79% 0.78% 0.22% 0.49% 1.39%
Supplemental Data
Net assets, end of year (000) .................................. $ 159,382  $ 165,867  $ 205,922  $ 213,851  $ 225,423
Portfolio turnover rate ....................................... 166% 155% 103% 181% 314%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders
32
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period and/or as of the report date.
The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
34
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Z
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 66,444 $ (66,444) $ — $ —
BofA Securities, Inc. ............................... 1,400,057 (1,400,057) — —
Citigroup Global Markets, Inc. ........................ 756,951 (756,951) — —
Credit Suisse Securities (USA) LLC .................... 37,443 (37,443) — —
Goldman Sachs & Co. LLC .......................... 107,468 (107,468) — —
Morgan Stanley .................................. 408,732 (408,732) — —
Toronto-Dominion Bank ............................ 94,962 (94,962) — —
$ 2,872,057 $ (2,872,057) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
36
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock
Asset Management North Asia Limited ("BAMNA"), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of the Fund for which BIL, BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the class specific distribution fees borne directly by Class III were $402,584.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.55%
$1 billion - $3 billion ..................................................................................................... 0.52
$3 billion - $5 billion ..................................................................................................... 0.50
$5 billion - $10 billion .................................................................................................... 0.48
Greater than $10 billion ................................................................................................... 0.47

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
38
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was $6,085.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. T hese amounts are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the year ended December 31, 2023 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $505,309, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $3,379 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 14,753 $ 310,615 $ 325,368
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 14,753
Class III ...................................................................................................... 310,615
$ 325,368
Class I Class III
Expense Limitations .................................................................................. 0.59% 0.84%

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, including paydowns excluding short-term securities, were $196,549,836 and $212,563,247, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to distributions paid in excess of taxable income were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and realized gains / losses for tax purposes, the accounting for swap agreements and the characterization of corporate actions.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
Purchases ............................................................................................................... $ 3,939,788
Sales ................................................................................................................... 5,029,403
Net Realized Gain .......................................................................................................... 65,406
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Managed Volatility V.I. Fund ............................................................ $ (2,136,815) $ 2,136,815
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Managed Volatility V.I. Fund
Ordinary income ........................................................................................... $ 13,545,197 $ —
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
BlackRock Managed Volatility V.I. Fund ....................................... $ (117,461,594) $ 510,824 $ (6,800,834) $ (123,751,604)

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
40
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Volatility V.I. Fund .................................. $ 137,597,111 $ 28,343,335 $ (16,538,907) $ 11,804,428

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2023, BlackRock Financial Management, Inc., an affiliate of the Fund, owne d 730 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Volatility V.I. Fund
Class I
Shares sold .............................................
26,424 $ 367,863 4,892 $ 64,305
Shares issued in reinvestment of distributions ........................
47,024 628,309 — —
Shares redeemed .........................................
(106,008) (1,491,869) (91,838) (1,213,086)
(32,560) $ (495,697) (86,946) $ (1,148,781)
Class III
Shares sold .............................................
1,828,863 $ 25,805,792 745,299 $ 9,876,991
Shares issued in reinvestment of distributions ........................
971,016 12,916,048 — —
Shares redeemed .........................................
(2,619,691) (37,070,917) (4,489,884) (59,289,086)
180,188 $ 1,650,923 (3,744,585) $ (49,412,095)
147,628 $ 1,155,226 (3,831,531) $ (50,560,876)

Report of Independent Registered Public Accounting Firm
2023
BlackRock Annual Report to Shareholders
42
To the Shareholders of BlackRock Managed Volatility V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Volatility V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
43
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock S&P 500 Index V.I. Fund
Investment Objective
BlackRock S&P 500 Index V.I. Fund’s (the “Fund”)
investment objective is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard and Poor’s (“S&P”) 500
®
Index.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund’s Class I, Class II and Class III Shares returned 26.22%, 26.02% and 25.90%, respectively. The benchmark
S&P 500
®
Index returned 26.29% for the same period.
Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.
Describe the market environment.
The U.S. equity market rallied over the first quarter of 2023 on the back of cooling inflation and resilient economic data. In combination with a stronger-than-expected gross domestic product (“GDP”), inflation data led investors to position for slower rate rises from the Federal Reserve (“Fed”). The Fed reiterated their commitment to raise interest rates to bring the inflation rate down in February 2023, especially if macro data continued to come in stronger than expected. Later in the quarter, investors’ attention quickly switched to headline news about the banking sector which led to a major sell off in the financial sectors. The overall market calmed after the central banks set out reassuring plans.
During the first quarter of 2023, the Fed raised the interest rate by 25 basis points in February and March 2023, bringing it to the range of 4.75% and 5.00%. This represented the ninth consecutive interest rate hike. A slight shift in rhetoric was interpreted that the rate hiking cycle was nearing a pause, although Fed Chair, Jerome Powell was clear that additional “policy firming” may be required.
In the second quarter of 2023, the U.S. equity market continued to rally, despite concerns over the debt ceiling. Robust gains were supported by resilient economic data and strong performance by large-cap growth stocks. Concerns regarding the United States debt ceiling dampened market sentiment in May 2023 before Congress reached an agreement to suspend it. Later in the quarter, markets rallied boosted by the technology sector on the back of enthusiasm over artificial intelligence and chipmakers.
The Fed raised the interest rate by 25 basis points over the quarter, bringing rates to the range of 5.00% and 5.25%. The Fed signaled that hike pauses would come later in the quarter but expressed the need to retain flexibility to bring inflation down.
The U.S. equity market initially rallied over the third quarter, supported by a falling inflation rate and resilient economic data. The Fed raised its policy rate by 25 basis points, bringing the Fed funds rate to 5.25%-5.50%. However, uncertainty around whether the Fed had reached the endpoint for the rate-hiking cycle had dampened the market sentiment.
A slight inflation hike in August 2023 weighed down on market performance over the second part of the quarter. However, the Fed kept rates unchanged during their
September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period and a possibility of another rate hike later that year
- driven by increasing oil prices pushing the inflation rate higher.
During the fourth quarter of 2023, the U.S. equity market posted overall robust gains on the back of cooling inflation data. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Increasing conflict in the Middle East further exacerbated the initial market dampening. Later in the quarter, optimistic inflation data led to hopes that interest rates had reached their peak, leading the market to rally.
Falling consumer price index data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter at a targeted range of 5.25% to 5.50%. Given that the Fed signaled they may have finished their series of rate hikes, market expectations of rate cuts in 2024 increased.
Describe recent portfolio activity.
During the 12-month period, as changes were made to the composition of the S&P 500
®
Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock S&P 500 Index V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500
®
Index and in derivative instruments linked to the S&P 500
®
Index.
(c)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
............................................................................. 26.22% 15.55% 11.80%
Class II
(b)
............................................................................. 26.02 15.37 11.63
Class III
(b)
............................................................................ 25.90 15.26 11.52
(c)
S&P 500
®
Index ........................................................................ 26.29 15.69 12.03
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock S&P 500 Index V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,080.50 $ 0.68 $ 1,000.00 $ 1,024.55 $ 0.66 0.13%
Class II .................................. 1,000.00 1,079.40 1.47 1,000.00 1,023.79 1.43 0.28
Class III .................................. 1,000.00 1,079.00 1.99 1,000.00 1,023.29 1.94 0.38
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 28.8%
Financials ....................................... 13.0
Health Care ..................................... 12.6
Consumer Discretionary ............................. 10.8
Industrials ....................................... 8.8
Communication Services ............................. 8.6
Consumer Staples ................................. 6.2
Energy ......................................... 3.9
Real Estate ...................................... 2.5
Materials ....................................... 2.4
Utilities ......................................... 2.3
Short-Term Securities ............................... 2.5
Liabilities in Excess of Other Assets ..................... (2.4)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.
(a)
............... 4,261 $ 1,100,744
Boeing Co. (The)
(a)
.................. 34,222 8,920,307
General Dynamics Corp. .............. 13,649 3,544,236
Howmet Aerospace, Inc. .............. 23,744 1,285,025
Huntington Ingalls Industries, Inc. ........ 2,417 627,550
L3Harris Technologies, Inc. ............ 11,468 2,415,390
Lockheed Martin Corp. ............... 13,306 6,030,811
Northrop Grumman Corp. ............. 8,575 4,014,300
RTX Corp.
(b)
...................... 86,650 7,290,731
Textron, Inc. ...................... 11,706 941,397
TransDigm Group, Inc. ............... 3,322 3,360,535
39,531,026
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. .......... 7,060 609,914
Expeditors International of Washington, Inc. . 8,761 1,114,399
FedEx Corp.
(b)
..................... 13,942 3,526,908
United Parcel Service, Inc., Class B ...... 43,653 6,863,561
12,114,782
Automobile Components — 0.1%
Aptiv plc
(a)
........................ 16,869 1,513,487
BorgWarner, Inc.
(b)
.................. 14,253 510,970
2,024,457
Automobiles — 2.0%
Ford Motor Co. .................... 236,214 2,879,448
General Motors Co. ................. 82,727 2,971,554
Tesla, Inc.
(a)
....................... 166,662 41,412,174
47,263,176
Banks — 3.3%
Bank of America Corp. ............... 414,897 13,969,582
Citigroup, Inc. ..................... 115,334 5,932,781
Citizens Financial Group, Inc. .......... 27,846 922,816
Comerica, Inc. ..................... 7,730 431,411
Fifth Third Bancorp ................. 41,285 1,423,920
Huntington Bancshares, Inc. ........... 87,792 1,116,714
JPMorgan Chase & Co. .............. 174,216 29,634,142
KeyCorp ......................... 56,749 817,186
M&T Bank Corp. ................... 10,059 1,378,888
PNC Financial Services Group, Inc. (The)
(b)
. 23,983 3,713,767
Regions Financial Corp. .............. 55,559 1,076,733
Truist Financial Corp. ................ 80,068 2,956,110
US Bancorp ...................... 93,820 4,060,530
Wells Fargo & Co. .................. 218,848 10,771,699
Zions Bancorp NA .................. 9,087 398,647
78,604,926
Beverages — 1.5%
Brown-Forman Corp., Class B
(b)
......... 11,094 633,468
Coca-Cola Co. (The) ................ 234,482 13,818,024
Constellation Brands, Inc., Class A ....... 9,781 2,364,557
Keurig Dr Pepper, Inc. ............... 61,000 2,032,520
Molson Coors Beverage Co., Class B ..... 11,254 688,857
Monster Beverage Corp.
(a)
............. 44,676 2,573,784
PepsiCo, Inc. ..................... 82,851 14,071,414
36,182,624
Biotechnology — 2.0%
AbbVie, Inc. ...................... 106,374 16,484,779
Amgen, Inc. ...................... 32,284 9,298,438
Biogen, Inc.
(a)(b)
.................... 8,781 2,272,259
Gilead Sciences, Inc. ................ 75,203 6,092,195
Incyte Corp.
(a)
..................... 11,278 708,146
Moderna, Inc.
(a)
.................... 19,787 1,967,817
Security
Shares
Shares Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(a)
....... 6,442 $ 5,657,944
Vertex Pharmaceuticals, Inc.
(a)
.......... 15,577 6,338,125
48,819,703
Broadline Retail — 3.5%
Amazon.com, Inc.
(a)
................. 547,999 83,262,968
eBay, Inc. ........................ 31,276 1,364,259
Etsy, Inc.
(a)
....................... 7,182 582,101
85,209,328
Building Products — 0.5%
A O Smith Corp. ................... 7,254 598,020
Allegion plc
(b)
...................... 5,323 674,371
Builders FirstSource, Inc.
(a)
............ 7,436 1,241,366
Carrier Global Corp. ................. 50,356 2,892,952
Johnson Controls International plc ....... 41,251 2,377,708
Masco Corp. ...................... 13,638 913,473
Trane Technologies plc ............... 13,750 3,353,625
12,051,515
Capital Markets — 3.0%
Ameriprise Financial, Inc. ............. 6,098 2,316,203
Bank of New York Mellon Corp. (The) ..... 46,345 2,412,257
BlackRock, Inc.
(c)
................... 8,427 6,841,039
Blackstone, Inc., Class A
(b)
............. 42,834 5,607,827
CBOE Global Markets, Inc. ............ 6,398 1,142,427
Charles Schwab Corp. (The) ........... 89,747 6,174,594
CME Group, Inc., Class A ............. 21,707 4,571,494
FactSet Research Systems, Inc. ......... 2,260 1,078,133
Franklin Resources, Inc. .............. 17,315 515,814
Goldman Sachs Group, Inc. (The) ....... 19,652 7,581,152
Intercontinental Exchange, Inc.
(b)
........ 34,502 4,431,092
Invesco Ltd. ...................... 26,309 469,353
MarketAxess Holdings, Inc.
(b)
........... 2,285 669,162
Moody's Corp. ..................... 9,507 3,713,054
Morgan Stanley
(b)
................... 76,159 7,101,827
MSCI, Inc. ....................... 4,751 2,687,403
Nasdaq, Inc. ...................... 20,556 1,195,126
Northern Trust Corp. ................. 12,552 1,059,138
Raymond James Financial, Inc. ......... 11,397 1,270,765
S&P Global, Inc. ................... 19,525 8,601,153
State Street Corp. .................. 18,596 1,440,446
T. Rowe Price Group, Inc.
(b)
............ 13,363 1,439,061
72,318,520
Chemicals — 1.6%
Air Products & Chemicals, Inc. .......... 13,384 3,664,539
Albemarle Corp.
(b)
.................. 7,115 1,027,975
Celanese Corp.
(b)
................... 6,069 942,941
CF Industries Holdings, Inc. ............ 11,389 905,425
Corteva, Inc. ...................... 42,468 2,035,067
Dow, Inc. ........................ 42,186 2,313,480
DuPont de Nemours, Inc. ............. 25,915 1,993,641
Eastman Chemical Co. ............... 7,189 645,716
Ecolab, Inc. ...................... 15,261 3,027,019
FMC Corp.
(b)
...................... 7,563 476,847
International Flavors & Fragrances, Inc.
(b)
... 15,477 1,253,173
Linde plc ........................ 29,220 12,000,946
LyondellBasell Industries NV, Class A ..... 15,283 1,453,108
Mosaic Co. (The) ................... 19,496 696,592
PPG Industries, Inc. ................. 14,280 2,135,574
Sherwin-Williams Co. (The) ............ 14,262 4,448,318
39,020,361
Commercial Services & Supplies — 0.6%
Cintas Corp. ...................... 5,202 3,135,037
Copart, Inc.
(a)(b)
.................... 52,216 2,558,584

Schedule of Investments
(continued)
December 31, 2023
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ............... 12,323 $ 2,032,186
Rollins, Inc. ....................... 17,025 743,482
Veralto Corp. ...................... 13,282 1,092,578
Waste Management, Inc. .............. 22,082 3,954,886
13,516,753
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
............... 15,097 3,555,495
Cisco Systems, Inc. ................. 244,092 12,331,528
F5, Inc.
(a)
........................ 3,596 643,612
Juniper Networks, Inc. ............... 19,486 574,447
Motorola Solutions, Inc.
(b)
............. 10,055 3,148,120
20,253,202
Construction & Engineering — 0.1%
Quanta Services, Inc. ................ 8,682 1,873,576
Construction Materials — 0.2%
Martin Marietta Materials, Inc. .......... 3,747 1,869,416
Vulcan Materials Co. ................ 7,948 1,804,275
3,673,691
Consumer Finance — 0.5%
American Express Co. ............... 34,693 6,499,387
Capital One Financial Corp. ............ 22,927 3,006,188
Discover Financial Services ............ 15,155 1,703,422
Synchrony Financial ................. 24,696 943,140
12,152,137
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. .............. 26,680 17,610,934
Dollar General Corp. ................ 13,300 1,808,135
Dollar Tree, Inc.
(a)(b)
................. 12,514 1,777,614
Kroger Co. (The) ................... 40,039 1,830,183
Sysco Corp. ...................... 30,310 2,216,570
Target Corp. ...................... 27,813 3,961,128
Walgreens Boots Alliance, Inc. .......... 43,445 1,134,349
Walmart, Inc. ...................... 85,965 13,552,382
43,891,295
Containers & Packaging — 0.2%
Amcor plc ........................ 86,776 836,521
Avery Dennison Corp. ................ 4,886 987,754
Ball Corp. ........................ 19,103 1,098,805
International Paper Co. ............... 20,980 758,427
Packaging Corp. of America ........... 5,452 888,185
WestRock Co. ..................... 15,539 645,179
5,214,871
Distributors — 0.1%
Genuine Parts Co. .................. 8,515 1,179,328
LKQ Corp. ....................... 16,223 775,297
Pool Corp.
(b)
...................... 2,302 917,830
2,872,455
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 431,477 7,240,184
Verizon Communications, Inc. .......... 253,734 9,565,772
16,805,956
Electric Utilities — 1.5%
Alliant Energy Corp. ................. 15,324 786,121
American Electric Power Co., Inc. ........ 30,948 2,513,597
Constellation Energy Corp. ............ 19,246 2,249,665
Duke Energy Corp. ................. 46,482 4,510,613
Edison International ................. 22,897 1,636,907
Entergy Corp. ..................... 12,822 1,297,458
Evergy, Inc. ....................... 13,928 727,042
Eversource Energy ................. 21,167 1,306,427
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ...................... 59,747 $ 2,144,917
FirstEnergy Corp. .................. 31,289 1,147,055
NextEra Energy, Inc. ................ 122,141 7,418,844
NRG Energy, Inc. ................... 13,892 718,217
PG&E Corp. ...................... 126,802 2,286,240
Pinnacle West Capital Corp. ........... 6,871 493,613
PPL Corp. ....................... 44,693 1,211,180
Southern Co. (The) ................. 65,800 4,613,896
Xcel Energy, Inc. ................... 33,442 2,070,394
37,132,186
Electrical Equipment — 0.6%
AMETEK, Inc. ..................... 13,989 2,306,646
Eaton Corp. plc .................... 24,082 5,799,427
Emerson Electric Co. ................ 34,392 3,347,373
Generac Holdings, Inc.
(a)
.............. 3,774 487,752
Hubbell, Inc. ...................... 3,252 1,069,680
Rockwell Automation, Inc. ............. 6,880 2,136,103
15,146,981
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A
(b)
............ 35,914 3,560,155
CDW Corp. ....................... 8,019 1,822,879
Corning, Inc. ...................... 46,548 1,417,387
Jabil, Inc. ........................ 7,710 982,254
Keysight Technologies, Inc.
(a)
........... 10,656 1,695,263
TE Connectivity Ltd. ................. 18,686 2,625,383
Teledyne Technologies, Inc.
(a)
........... 2,854 1,273,712
Trimble, Inc.
(a)
..................... 15,057 801,032
Zebra Technologies Corp., Class A
(a)
...... 3,113 850,876
15,028,941
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 60,500 2,067,890
Halliburton Co. .................... 53,810 1,945,232
Schlumberger NV .................. 85,726 4,461,181
8,474,303
Entertainment — 1.2%
Electronic Arts, Inc. ................. 14,750 2,017,947
Live Nation Entertainment, Inc.
(a)
........ 8,597 804,679
Netflix, Inc.
(a)
...................... 26,375 12,841,460
Take-Two Interactive Software, Inc.
(a)
...... 9,430 1,517,759
Walt Disney Co. (The)
(a)
.............. 110,436 9,971,266
Warner Bros Discovery, Inc.
(a)
.......... 132,457 1,507,361
28,660,472
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B
(a)
...... 109,642 39,104,916
Fidelity National Information Services, Inc. .. 35,923 2,157,894
Fiserv, Inc.
(a)
...................... 36,168 4,804,557
FleetCor Technologies, Inc.
(a)
........... 4,351 1,229,636
Global Payments, Inc. ............... 15,765 2,002,155
Jack Henry & Associates, Inc. .......... 4,419 722,109
Mastercard, Inc., Class A .............. 49,902 21,283,702
PayPal Holdings, Inc.
(a)
............... 64,970 3,989,808
Visa, Inc., Class A .................. 96,057 25,008,440
100,303,217
Food Products — 0.9%
Archer-Daniels-Midland Co.
(b)
........... 32,196 2,325,195
Bunge Global SA ................... 8,755 883,817
Campbell Soup Co.
(b)
................ 11,960 517,031
Conagra Brands, Inc. ................ 28,975 830,424
General Mills, Inc. .................. 35,029 2,281,789
Hershey Co. (The) .................. 9,086 1,693,994
Hormel Foods Corp. ................. 17,555 563,691

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
J M Smucker Co. (The) ............... 6,191 $ 782,419
Kellanova
(b)
....................... 15,984 893,665
Kraft Heinz Co. (The)
(b)
............... 48,410 1,790,202
Lamb Weston Holdings, Inc. ........... 8,612 930,871
McCormick & Co., Inc. (Non-Voting) ...... 15,225 1,041,695
Mondelez International, Inc., Class A ...... 82,108 5,947,082
Tyson Foods, Inc., Class A ............ 17,314 930,627
21,412,502
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 9,002 1,043,332
Ground Transportation — 1.1%
CSX Corp. ....................... 119,085 4,128,677
JB Hunt Transport Services, Inc. ........ 4,950 988,713
Norfolk Southern Corp.
(b)
.............. 13,663 3,229,660
Old Dominion Freight Line, Inc. ......... 5,371 2,177,027
Uber Technologies, Inc.
(a)
............. 124,010 7,635,296
Union Pacific Corp.
(b)
................ 36,784 9,034,886
27,194,259
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories ................. 104,737 11,528,402
Align Technology, Inc.
(a)
............... 4,316 1,182,584
Baxter International, Inc. .............. 30,706 1,187,094
Becton Dickinson & Co. .............. 17,493 4,265,318
Boston Scientific Corp.
(a)
.............. 88,360 5,108,092
Cooper Cos., Inc. (The) .............. 3,002 1,136,077
Dentsply Sirona, Inc.
(b)
............... 12,927 460,072
Dexcom, Inc.
(a)
.................... 23,322 2,894,027
Edwards Lifesciences Corp.
(a)
.......... 36,526 2,785,107
GE HealthCare Technologies, Inc. ....... 23,384 1,808,051
Hologic, Inc.
(a)
..................... 14,852 1,061,175
IDEXX Laboratories, Inc.
(a)
............. 4,988 2,768,589
Insulet Corp.
(a)
..................... 4,234 918,693
Intuitive Surgical, Inc.
(a)
............... 21,206 7,154,056
Medtronic plc ..................... 80,342 6,618,574
ResMed, Inc. ..................... 8,909 1,532,526
STERIS plc ....................... 5,982 1,315,143
Stryker Corp. ..................... 20,400 6,108,984
Teleflex, Inc.
(b)
..................... 2,849 710,370
Zimmer Biomet Holdings, Inc. .......... 12,471 1,517,721
62,060,655
Health Care Providers & Services — 2.8%
Cardinal Health, Inc. ................. 14,853 1,497,182
Cencora, Inc. ..................... 10,108 2,075,981
Centene Corp.
(a)
................... 32,192 2,388,968
Cigna Group (The) .................. 17,634 5,280,501
CVS Health Corp. .................. 77,520 6,120,979
DaVita, Inc.
(a)
...................... 3,104 325,175
Elevance Health, Inc. ................ 14,159 6,676,818
HCA Healthcare, Inc. ................ 11,936 3,230,837
Henry Schein, Inc.
(a)
................. 7,918 599,472
Humana, Inc. ..................... 7,415 3,394,661
Laboratory Corp. of America Holdings ..... 5,116 1,162,816
McKesson Corp. ................... 8,019 3,712,637
Molina Healthcare, Inc.
(a)
.............. 3,535 1,277,231
Quest Diagnostics, Inc.
(b)
.............. 6,805 938,273
UnitedHealth Group, Inc. .............. 55,737 29,343,858
Universal Health Services, Inc., Class B ... 3,604 549,394
68,574,783
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............ 33,170 656,766
Ventas, Inc. ...................... 24,398 1,215,996
Security
Shares
Shares Value
Health Care REITs (continued)
Welltower, Inc. ..................... 33,301 $ 3,002,751
4,875,513
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............ 43,148 840,092
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A
(a)
................ 25,678 3,495,803
Booking Holdings, Inc.
(a)
.............. 2,103 7,459,804
Caesars Entertainment, Inc.
(a)
.......... 13,054 611,971
Carnival Corp.
(a)
.................... 61,080 1,132,423
Chipotle Mexican Grill, Inc.
(a)
........... 1,662 3,800,928
Darden Restaurants, Inc.
(b)
............ 7,329 1,204,155
Domino's Pizza, Inc. ................. 2,128 877,225
Expedia Group, Inc.
(a)
................ 8,034 1,219,481
Hilton Worldwide Holdings, Inc. ......... 15,453 2,813,837
Las Vegas Sands Corp. .............. 19,931 980,804
Marriott International, Inc., Class A ....... 14,867 3,352,657
McDonald's Corp.
(b)
................. 43,710 12,960,452
MGM Resorts International
(a)
........... 16,467 735,746
Norwegian Cruise Line Holdings Ltd.
(a)
..... 25,795 516,932
Royal Caribbean Cruises Ltd.
(a)
......... 14,290 1,850,412
Starbucks Corp. .................... 69,130 6,637,171
Wynn Resorts Ltd. .................. 5,872 534,998
Yum! Brands, Inc. .................. 16,990 2,219,913
52,404,712
Household Durables — 0.4%
DR Horton, Inc. .................... 18,283 2,778,650
Garmin Ltd. ....................... 9,287 1,193,751
Lennar Corp., Class A ................ 15,075 2,246,778
Mohawk Industries, Inc.
(a)
............. 3,112 322,092
NVR, Inc.
(a)
....................... 192 1,344,086
PulteGroup, Inc. ................... 12,992 1,341,034
Whirlpool Corp.
(b)
................... 3,324 404,764
9,631,155
Household Products — 1.2%
Church & Dwight Co., Inc.
(b)
............ 14,919 1,410,740
Clorox Co. (The) ................... 7,508 1,070,566
Colgate-Palmolive Co. ............... 49,833 3,972,188
Kimberly-Clark Corp. ................ 20,319 2,468,962
Procter & Gamble Co. (The) ........... 142,029 20,812,930
29,735,386
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 40,603 781,608
Industrial Conglomerates — 0.8%
3M Co. .......................... 33,246 3,634,453
General Electric Co. ................. 65,689 8,383,887
Honeywell International, Inc. ........... 39,727 8,331,149
20,349,489
Industrial REITs — 0.3%
Prologis, Inc. ...................... 55,760 7,432,808
Insurance — 2.1%
Aflac, Inc.
(b)
....................... 32,046 2,643,795
Allstate Corp. (The)
(b)
................ 15,860 2,220,083
American International Group, Inc. ....... 42,306 2,866,231
Aon plc, Class A ................... 12,065 3,511,156
Arch Capital Group Ltd.
(a)
............. 22,614 1,679,542
Arthur J Gallagher & Co. .............. 12,973 2,917,368
Assurant, Inc. ..................... 3,215 541,695
Brown & Brown, Inc. ................. 14,273 1,014,953
Chubb Ltd. ....................... 24,586 5,556,436
Cincinnati Financial Corp. ............. 9,511 984,008

Schedule of Investments
(continued)
December 31, 2023
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Everest Group Ltd. .................. 2,632 $ 930,623
Globe Life, Inc. .................... 5,082 618,581
Hartford Financial Services Group, Inc. (The) 18,125 1,456,887
Loews Corp. ...................... 10,876 756,861
Marsh & McLennan Cos., Inc. .......... 29,695 5,626,312
MetLife, Inc. ...................... 37,468 2,477,759
Principal Financial Group, Inc. .......... 13,176 1,036,556
Progressive Corp. (The) .............. 35,328 5,627,044
Prudential Financial, Inc.
(b)
............. 21,755 2,256,211
Travelers Cos., Inc. (The) ............. 13,755 2,620,190
Willis Towers Watson plc .............. 6,260 1,509,912
WR Berkley Corp. .................. 12,336 872,402
49,724,605
Interactive Media & Services — 5.8%
(a)
Alphabet, Inc., Class A ............... 356,627 49,817,225
Alphabet, Inc., Class C ............... 300,147 42,299,717
Match Group, Inc. .................. 16,137 589,001
Meta Platforms, Inc., Class A ........... 133,757 47,344,628
140,050,571
IT Services — 1.2%
Accenture plc, Class A ............... 37,821 13,271,767
Akamai Technologies, Inc.
(a)(b)
........... 9,012 1,066,570
Cognizant Technology Solutions Corp., Class A 30,216 2,282,214
EPAM Systems, Inc.
(a)
................ 3,514 1,044,853
Gartner, Inc.
(a)
..................... 4,697 2,118,864
International Business Machines Corp. .... 54,984 8,992,633
VeriSign, Inc.
(a)
.................... 5,331 1,097,973
29,874,874
Leisure Products — 0.0%
Hasbro, Inc. ...................... 7,908 403,782
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc. ............. 17,632 2,451,377
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,282 413,945
Bio-Techne Corp. ................... 9,546 736,569
Charles River Laboratories International, Inc.
(a)
3,109 734,968
Danaher Corp.
(b)
................... 39,661 9,175,176
Illumina, Inc.
(a)
..................... 9,598 1,336,425
IQVIA Holdings, Inc.
(a)
................ 10,997 2,544,486
Mettler-Toledo International, Inc.
(a)
....... 1,305 1,582,913
Revvity, Inc. ...................... 7,527 822,776
Thermo Fisher Scientific, Inc. ........... 23,294 12,364,222
Waters Corp.
(a)
.................... 3,584 1,179,960
West Pharmaceutical Services, Inc. ...... 4,413 1,553,906
34,896,723
Machinery — 1.8%
Caterpillar, Inc. .................... 30,790 9,103,679
Cummins, Inc. ..................... 8,589 2,057,667
Deere & Co. ...................... 16,140 6,453,902
Dover Corp. ...................... 8,481 1,304,463
Fortive Corp. ...................... 21,012 1,547,114
IDEX Corp. ....................... 4,584 995,232
Illinois Tool Works, Inc. ............... 16,497 4,321,224
Ingersoll Rand, Inc. ................. 24,521 1,896,454
Nordson Corp. ..................... 3,283 867,237
Otis Worldwide Corp. ................ 24,663 2,206,599
PACCAR, Inc. ..................... 31,453 3,071,385
Parker-Hannifin Corp. ................ 7,726 3,559,368
Pentair plc ....................... 10,012 727,972
Snap-on, Inc.
(b)
.................... 3,209 926,888
Stanley Black & Decker, Inc.
(b)
.......... 9,291 911,447
Westinghouse Air Brake Technologies Corp. . 10,861 1,378,261
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc.
(b)
...................... 14,385 $ 1,645,069
42,973,961
Media — 0.7%
Charter Communications, Inc., Class A
(a)
... 6,050 2,351,514
Comcast Corp., Class A .............. 241,988 10,611,174
Fox Corp., Class A .................. 14,594 433,004
Fox Corp., Class B
(b)
................. 8,207 226,923
Interpublic Group of Cos., Inc. (The)
(b)
..... 23,340 761,818
News Corp., Class A ................. 23,099 567,080
News Corp., Class B ................ 6,293 161,856
Omnicom Group, Inc. ................ 11,980 1,036,390
Paramount Global, Class B
(b)
........... 29,378 434,501
16,584,260
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. .............. 86,312 3,674,302
Newmont Corp. .................... 69,278 2,867,416
Nucor Corp. ...................... 14,799 2,575,618
Steel Dynamics, Inc. ................. 9,166 1,082,505
10,199,841
Multi-Utilities — 0.7%
Ameren Corp. ..................... 15,932 1,152,521
CenterPoint Energy, Inc. .............. 38,272 1,093,431
CMS Energy Corp. .................. 17,689 1,027,200
Consolidated Edison, Inc. ............. 20,914 1,902,547
Dominion Energy, Inc. ................ 50,235 2,361,045
DTE Energy Co.
(b)
.................. 12,501 1,378,360
NiSource, Inc. ..................... 25,058 665,290
Public Service Enterprise Group, Inc. ..... 30,263 1,850,582
Sempra ......................... 37,837 2,827,559
WEC Energy Group, Inc. .............. 18,853 1,586,857
15,845,392
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 9,442 1,196,963
Boston Properties, Inc. ............... 8,790 616,794
1,813,757
Oil, Gas & Consumable Fuels — 3.5%
APA Corp. ....................... 18,631 668,480
Chevron Corp. ..................... 105,795 15,780,382
ConocoPhillips .................... 71,555 8,305,389
Coterra Energy, Inc. ................. 45,928 1,172,083
Devon Energy Corp. ................. 38,849 1,759,860
Diamondback Energy, Inc.
(b)
............ 10,692 1,658,115
EOG Resources, Inc. ................ 35,116 4,247,280
EQT Corp.
(b)
...................... 21,929 847,775
Exxon Mobil Corp. .................. 241,388 24,133,972
Hess Corp. ....................... 16,756 2,415,545
Kinder Morgan, Inc. ................. 117,540 2,073,406
Marathon Oil Corp. .................. 35,268 852,075
Marathon Petroleum Corp. ............ 22,881 3,394,625
Occidental Petroleum Corp. ............ 39,789 2,375,801
ONEOK, Inc. ...................... 34,988 2,456,857
Phillips 66 ........................ 26,512 3,529,808
Pioneer Natural Resources Co. ......... 14,035 3,156,191
Targa Resources Corp. ............... 13,565 1,178,391
Valero Energy Corp. ................. 20,517 2,667,210
Williams Cos., Inc. (The) .............. 73,131 2,547,153
85,220,398
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(a)(b)
........ 39,886 548,034
Delta Air Lines, Inc. ................. 38,406 1,545,073
Southwest Airlines Co.
(b)
.............. 36,116 1,043,030

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock S&P 500 Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
.......... 19,887 $ 820,538
3,956,675
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 14,059 2,056,129
Kenvue, Inc. ...................... 104,498 2,249,842
4,305,971
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co. .............. 122,617 6,291,478
Catalent, Inc.
(a)
.................... 10,993 493,916
Eli Lilly & Co. ..................... 48,054 28,011,638
Johnson & Johnson ................. 145,066 22,737,645
Merck & Co., Inc. ................... 152,704 16,647,790
Pfizer, Inc. ....................... 340,761 9,810,509
Viatris, Inc. ....................... 72,733 787,698
Zoetis, Inc., Class A ................. 27,658 5,458,859
90,239,533
Professional Services — 0.7%
Automatic Data Processing, Inc. ......... 24,865 5,792,799
Broadridge Financial Solutions, Inc.
(b)
..... 7,039 1,448,274
Ceridian HCM Holding, Inc.
(a)
........... 9,436 633,344
Equifax, Inc. ...................... 7,338 1,814,614
Jacobs Solutions, Inc. ................ 7,635 991,023
Leidos Holdings, Inc. ................ 8,328 901,423
Paychex, Inc. ..................... 19,270 2,295,250
Paycom Software, Inc. ............... 2,987 617,473
Robert Half, Inc. ................... 6,495 571,040
Verisk Analytics, Inc. ................. 8,794 2,100,535
17,165,775
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc., Class A ............ 18,220 1,696,100
CoStar Group, Inc. .................. 24,759 2,163,689
3,859,789
Residential REITs — 0.3%
AvalonBay Communities, Inc. .......... 8,480 1,587,626
Camden Property Trust ............... 6,474 642,803
Equity Residential .................. 20,914 1,279,100
Essex Property Trust, Inc. ............. 3,892 964,982
Invitation Homes, Inc. ................ 34,879 1,189,723
Mid-America Apartment Communities, Inc. .. 7,075 951,305
UDR, Inc. ........................ 18,380 703,770
7,319,309
Retail REITs — 0.3%
Federal Realty Investment Trust ......... 4,305 443,630
Kimco Realty Corp. ................. 37,586 800,958
Realty Income Corp.
(b)
............... 42,977 2,467,739
Regency Centers Corp. .............. 9,963 667,521
Simon Property Group, Inc. ............ 19,662 2,804,588
7,184,436
Semiconductors & Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.
(a)
......... 97,514 14,374,539
Analog Devices, Inc.
(b)
............... 30,029 5,962,558
Applied Materials, Inc. ............... 50,411 8,170,111
Broadcom, Inc. .................... 26,451 29,525,929
Enphase Energy, Inc.
(a)(b)
.............. 8,268 1,092,533
First Solar, Inc.
(a)
................... 6,478 1,116,030
Intel Corp. ....................... 252,766 12,701,491
KLA Corp.
(b)
...................... 8,191 4,761,428
Lam Research Corp. ................ 7,942 6,220,651
Microchip Technology, Inc. ............. 32,731 2,951,682
Micron Technology, Inc. ............... 66,101 5,641,059
Monolithic Power Systems, Inc.
(b)
........ 2,855 1,800,877
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ..................... 148,846 $ 73,711,516
NXP Semiconductors NV ............. 15,632 3,590,358
ON Semiconductor Corp.
(a)
............ 26,166 2,185,646
Qorvo, Inc.
(a)
...................... 5,937 668,566
QUALCOMM, Inc. .................. 67,071 9,700,479
Skyworks Solutions, Inc. .............. 9,665 1,086,539
Teradyne, Inc. ..................... 9,097 987,206
Texas Instruments, Inc. ............... 54,800 9,341,208
195,590,406
Software — 10.8%
Adobe, Inc.
(a)
...................... 27,437 16,368,914
ANSYS, Inc.
(a)
..................... 5,263 1,909,837
Autodesk, Inc.
(a)
.................... 12,854 3,129,692
Cadence Design Systems, Inc.
(a)
........ 16,392 4,464,689
Fair Isaac Corp.
(a)
................... 1,486 1,729,719
Fortinet, Inc.
(a)
..................... 38,409 2,248,079
Gen Digital, Inc. .................... 34,119 778,596
Intuit, Inc. ........................ 16,903 10,564,882
Microsoft Corp. .................... 447,879 168,420,419
Oracle Corp. ...................... 95,015 10,017,431
Palo Alto Networks, Inc.
(a)
............. 18,460 5,443,485
PTC, Inc.
(a)
....................... 7,205 1,260,587
Roper Technologies, Inc. .............. 6,426 3,503,262
Salesforce, Inc.
(a)
................... 58,634 15,428,951
ServiceNow, Inc.
(a)
.................. 12,312 8,698,305
Synopsys, Inc.
(a)
................... 9,182 4,727,904
Tyler Technologies, Inc.
(a)(b)
............ 2,551 1,066,624
259,761,376
Specialized REITs — 1.1%
American Tower Corp. ............... 28,135 6,073,784
Crown Castle, Inc. .................. 26,100 3,006,459
Digital Realty Trust, Inc. .............. 18,187 2,447,606
Equinix, Inc. ...................... 5,644 4,545,621
Extra Space Storage, Inc. ............. 12,811 2,053,988
Iron Mountain, Inc. .................. 17,696 1,238,366
Public Storage ..................... 9,509 2,900,245
SBA Communications Corp. ........... 6,479 1,643,658
VICI Properties, Inc. ................. 61,449 1,958,994
Weyerhaeuser Co.
(b)
................. 44,309 1,540,624
27,409,345
Specialty Retail — 2.0%
AutoZone, Inc.
(a)
................... 1,063 2,748,503
Bath & Body Works, Inc. .............. 13,411 578,819
Best Buy Co., Inc. .................. 11,776 921,825
CarMax, Inc.
(a)
..................... 9,593 736,167
Home Depot, Inc. (The) .............. 60,265 20,884,836
Lowe's Cos., Inc. ................... 34,778 7,739,844
O'Reilly Automotive, Inc.
(a)
............. 3,565 3,387,035
Ross Stores, Inc. ................... 20,481 2,834,365
TJX Cos., Inc. (The) ................. 68,944 6,467,637
Tractor Supply Co.
(b)
................. 6,489 1,395,330
Ulta Beauty, Inc.
(a)
.................. 2,967 1,453,800
49,148,161
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ....................... 880,998 169,618,545
Hewlett Packard Enterprise Co. ......... 76,896 1,305,694
HP, Inc. ......................... 51,812 1,559,023
NetApp, Inc. ...................... 12,522 1,103,939
Seagate Technology Holdings plc ........ 11,695 998,402
Western Digital Corp.
(a)
............... 19,399 1,015,926
175,601,529

Schedule of Investments
(continued)
December 31, 2023
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.
(a)
............. 6,939 $ 3,547,841
NIKE, Inc., Class B
(b)
................ 73,939 8,027,557
Ralph Lauren Corp., Class A
(b)
.......... 2,403 346,513
Tapestry, Inc.
(b)
.................... 14,055 517,364
VF Corp. ........................ 20,042 376,790
12,816,065
Tobacco — 0.5%
Altria Group, Inc. ................... 107,058 4,318,720
Philip Morris International, Inc. .......... 93,692 8,814,543
13,133,263
Trading Companies & Distributors — 0.3%
Fastenal Co. ...................... 34,643 2,243,827
United Rentals, Inc. ................. 4,085 2,342,421
WW Grainger, Inc. .................. 2,662 2,205,973
6,792,221
Water Utilities — 0.1%
American Water Works Co., Inc.
(b)
........ 11,630 1,535,044
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ................... 30,664 $ 4,916,359
Total Long-Term Investments — 99.9%
(Cost: $931,148,809) ............................. 2,412,800,169
Short-Term Securities
Money Market Funds — 2.5%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 7,346,814 7,346,814
SL Liquidity Series, LLC, Money Market Series,
5.58%
(e)
....................... 52,306,710 52,327,632
Total Short-Term Securities — 2.5%
(Cost: $59,673,328) .............................. 59,674,446
Total Investments — 102.4%
(Cost: $990,822,137 ) ............................. 2,472,474,615
Liabilities in Excess of Other Assets — (2.4)% ............ (57,180,469)
Net Assets — 100.0% ..............................
$ 2,415,294,146
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 5,778,012 $ 1,568,802
(a)
$ — $ — $ — $ 7,346,814 7,346,814 $ 400,524 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 25,459,134 26,849,013
(a)
— 19,425 60 52,327,632 52,306,710 146,925
(b)
—
BlackRock, Inc. .......... 6,342,947 338,142 (754,453) 535,298 379,105 6,841,039 8,427 172,550 —
$ 554,723 $ 379,165 $ 66,515,485 $ 719,999 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock S&P 500 Index V.I. Fund
12
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 38 03/15/24 $ 9,158 $ 223,802
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 223,802 $ — $ — $ — $ 223,802
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 940,682 $ — $ — $ — $ 940,682
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 317,078 $ — $ — $ — $ 317,078
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,971,506
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,412,800,169 $ — $ — $ 2,412,800,169
Short-Term Securities
Money Market Funds ...................................... 7,346,814 — — 7,346,814
$ 2,420,146,983 $ — $ — $ 2,420,146,983

Schedule of Investments
(continued)
December 31, 2023
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
13
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Investments valued at NAV
(a)
...................................... 52,327,632
$ 2,472,474,615
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 223,802 $ — $ — $ 223,802
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2023
2023
BlackRock Annual Report to Shareholders
14
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 2,405,959,130
Investments, at value — affiliated
(c)
.......................................................................................... 66,515,485
Cash ............................................................................................................. 2,773
Cash pledged: –
Futures contracts .................................................................................................... 453,000
Foreign currency, at value
(d)
............................................................................................... 100
Receivables: –
Securities lending income — affiliated ...................................................................................... 13,252
Capital shares sold ................................................................................................... 408,546
Dividends — unaffiliated ............................................................................................... 2,247,749
Dividends — affiliated ................................................................................................. 37,494
Prepaid expenses ..................................................................................................... 22,837
Total assets .........................................................................................................
2,475,660,366
LIABILITIES
Collateral on securities loaned ............................................................................................. 52,422,528
Payables: –
Capital shares redeemed ............................................................................................... 7,028,541
Distribution fees ..................................................................................................... 42,429
Investment advisory fees .............................................................................................. 140,977
Directors' and Officer's fees ............................................................................................. 734
Professional fees .................................................................................................... 47,138
Variation margin on futures contracts ....................................................................................... 22,853
Other accrued expenses ............................................................................................... 661,020
Total liabilities ........................................................................................................
60,366,220
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 2,415,294,146
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 937,439,184
Accumulated earnings .................................................................................................. 1,477,854,962
NET ASSETS ........................................................................................................
$ 2,415,294,146
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 928,128,798
(b)
  Securities loaned, at value ...................................................................................... $ 51,009,233
(c)
  Investments, at cost — affiliated ................................................................................... $ 62,693,339
(d)
  Foreign currency, at cost ....................................................................................... $ 100
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
15
Financial Statements
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 2,183,297,410
Shares outstanding ..................................................................................................
73,769,972
Net asset value .....................................................................................................
$ 29.60
Shares authorized ...................................................................................................
300 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ 13,432,762
Shares outstanding ..................................................................................................
460,194
Net asset value .....................................................................................................
$ 29.19
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 218,563,974
Shares outstanding ..................................................................................................
7,478,503
Net asset value .....................................................................................................
$ 29.23
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2023
2023
BlackRock Annual Report to Shareholders
16
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 34,120,531
Dividends — affiliated ................................................................................................. 573,074
Interest — unaffiliated ................................................................................................. 24,233
Securities lending income — affiliated — net ................................................................................. 146,925
Foreign taxes withheld ................................................................................................ (9,216)
Total investment income .................................................................................................
34,855,547
EXPENSES
Investment advisory .................................................................................................. 1,471,596
Transfer agent — class specific .......................................................................................... 1,006,174
Distribution — class specific ............................................................................................ 550,739
Accounting services .................................................................................................. 142,572
Printing and postage ................................................................................................. 56,742
Professional ....................................................................................................... 50,247
Custodian ......................................................................................................... 39,037
Transfer agent ...................................................................................................... 35,287
Directors and Officer ................................................................................................. 18,015
Miscellaneous ...................................................................................................... 6,531
Total expenses .......................................................................................................
3,376,940
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (5,398)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (3,825)
Total expenses after fees waived and/or reimbursed ..............................................................................
3,367,717
Net investment income ..................................................................................................
31,487,830
REALIZED AND UNREALIZED GAIN (LOSS) $ 472,037,028
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 92,787,525
Investments — affiliated ............................................................................................. 554,723
Foreign currency transactions ......................................................................................... 242
Futures contracts .................................................................................................. 940,682
A
94,283,172
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 377,057,613
Investments — affiliated ............................................................................................. 379,165
Futures contracts .................................................................................................. 317,078
A
377,753,856
Net realized and unrealized gain ...........................................................................................
472,037,028
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 503,524,858
See notes to financial statements.

Statements of Changes in Net Assets
17
Financial Statements
BlackRock S&P 500 Index V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 31,487,830  $ 30,590,284
Net realized gain .................................................................................. 94,283,172  98,182,631
Net change in unrealized appreciation (depreciation) .......................................................... 377,753,856  (578,671,287)
Net increase (decrease) in net assets resulting from operations ..................................................... 503,524,858  (449,898,372)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (107,049,877) (110,562,048)
  Class II ....................................................................................... (631,060) (641,014)
  Class III ....................................................................................... (10,864,656) (12,762,094)
Decrease in net assets resulting from distributions to shareholders ................................................... (118,545,593) (123,965,156)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 113,028,439  (19,914,425)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 498,007,704  (593,777,953)
Beginning of year .................................................................................... 1,917,286,442  2,511,064,395
End of year ........................................................................................
$ 2,415,294,146  $ 1,917,286,442
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
18
BlackRock S&P 500 Index V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 24.68  $ 32.25  $ 27.28  $ 24.94  $ 20.50
Net investment income
(a)
....................................
0.42  0.41  0.40  0.43  0.45
Net realized and unrealized gain (loss) ...........................
6.03  (6.28) 7.28  4.05  5.94
Net increase (decrease) from investment operations ................... 6.45  (5.87) 7.68  4.48  6.39
Distributions
(b)
– – – – –
From net investment income .................................
(0.39) (0.42) (0.41) (0.46) (0.54)
From net realized gain ......................................
(1.14) (1.28) (2.30) (1.68) (1.41)
Total distributions .......................................... (1.53) (1.70) (2.71) (2.14) (1.95)
Net asset value, end of year .................................. $ 29.60  $ 24.68  $ 32.25  $ 27.28  $ 24.94
Total Return
(c)
— — — — —
Based on net asset value ..................................... 26.22% (18.23)% 28.53% 18.24% 31.34%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.13% 0.14% 0.14% 0.16% 0.15%
Total expenses after fees waived and/or reimbursed ...................
0.13% 0.14% 0.14% 0.15% 0.14%
Net investment income ......................................
1.52% 1.48% 1.28% 1.73% 1.90%
Supplemental Data
Net assets, end of year (000) ................................... $ 2,183,297  $ 1,704,055  $ 2,218,337  $ 1,857,885  $ 1,709,703
Portfolio turnover rate ........................................ 7% 2% 3% 4% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class II
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 24.36  $ 31.86  $ 26.98  $ 24.70  $ 20.32
Net investment income
(a)
....................................
0.37  0.37  0.35  0.39  0.41
Net realized and unrealized gain (loss) ...........................
5.95  (6.21) 7.20  3.99  5.89
Net increase (decrease) from investment operations ................... 6.32  (5.84) 7.55  4.38  6.30
Distributions
(b)
– – – – –
From net investment income .................................
(0.35) (0.38) (0.37) (0.42) (0.51)
From net realized gain ......................................
(1.14) (1.28) (2.30) (1.68) (1.41)
Total distributions .......................................... (1.49) (1.66) (2.67) (2.10) (1.92)
Net asset value, end of year .................................. $ 29.19  $ 24.36  $ 31.86  $ 26.98  $ 24.70
Total Return
(c)
— — — — —
Based on net asset value ..................................... 26.02% (18.36)% 28.34% 18.03% 31.17%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.29% 0.29% 0.29% 0.31% 0.31%
Total expenses after fees waived and/or reimbursed ...................
0.29% 0.29% 0.29% 0.30% 0.30%
Net investment income ......................................
1.37% 1.33% 1.13% 1.60% 1.74%
Supplemental Data
Net assets, end of year (000) ................................... $ 13,433  $ 10,411  $ 11,633  $ 9,215  $ 7,979
Portfolio turnover rate ........................................ 7% 2% 3% 4% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
20
BlackRock S&P 500 Index V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 24.39  $ 31.88  $ 26.99  $ 24.70  $ 20.32
Net investment income
(a)
....................................
0.35  0.34  0.31  0.36  0.39
Net realized and unrealized gain (loss) ...........................
5.95  (6.21) 7.21  4.00  5.87
Net increase (decrease) from investment operations ................... 6.30  (5.87) 7.52  4.36  6.26
Distributions
(b)
– – – – –
From net investment income .................................
(0.32) (0.34) (0.33) (0.39) (0.47)
From net realized gain ......................................
(1.14) (1.28) (2.30) (1.68) (1.41)
Total distributions .......................................... (1.46) (1.62) (2.63) (2.07) (1.88)
Net asset value, end of year .................................. $ 29.23  $ 24.39  $ 31.88  $ 26.99  $ 24.70
Total Return
(c)
— — — — —
Based on net asset value ..................................... 25.90% (18.42)% 28.23% 17.92% 30.97%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.39% 0.39% 0.39% 0.41% 0.44%
Total expenses after fees waived and/or reimbursed ...................
0.38% 0.39% 0.39% 0.40% 0.40%
Net investment income ......................................
1.27% 1.23% 1.03% 1.49% 1.65%
Supplemental Data
Net assets, end of year (000) ................................... $ 218,564  $ 202,820  $ 281,094  $ 269,805  $ 298,712
Portfolio turnover rate ........................................ 7% 2% 3% 4% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
21
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500 Index
V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
22
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 9,156,050 $ (9,156,050) $ — $ —
BofA Securities, Inc. ............................... 2,082,060 (2,082,060) — —
Citigroup Global Markets, Inc. ........................ 6,116,545 (6,116,545) — —
Credit Suisse Securities (USA) LLC .................... 23,415 (23,415) — —
Goldman Sachs & Co. LLC .......................... 18,184,199 (18,184,199) — —
J.P. Morgan Securities LLC .......................... 9,293,494 (9,293,494) — —
Jefferies LLC .................................... 212,742 (212,742) — —
National Financial Services LLC ....................... 363,720 (363,720) — —
State Street Bank & Trust Co. ........................ 5,410,490 (5,410,490) — —
Toronto-Dominion Bank ............................ 166,518 (166,518) — —
$ 51,009,233 $ (51,009,233) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
24
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was $5,398.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 17,552
Class III ......................................................................................................... 533,187
$ 550,739
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 895,860 $ 5,834 $ 104,480 $ 1,006,174
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.05

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.
The amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $31,605 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I I ...................................................................................................... $ 77
Class II I ...................................................................................................... 1,127
$ 1,204
Class I Class II Class III
Expense Limitations ................................................................. 0.15% 0.30% 0.40%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 2,324
Class II ...................................................................................................... 15
Class III ...................................................................................................... 282
$ 2,621

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
26
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $178,704,139 and $147,691,937, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions and the treatment of real estate investment trusts.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 20,845,471
Sales ................................................................................................................... 13,799,469
Net Realized Gain .......................................................................................................... 3,896,206
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock S&P 500 Index V.I. Fund
Ordinary income ........................................................................................... $ 29,947,642 $ 30,000,014
Long-term capital gains ...................................................................................... 88,597,951 93,965,142
$ 118,545,593 $ 123,965,156
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock S&P 500 Index V.I. Fund ............................................ $ 1,134,964 $ 15,244,076 $1,461,475,922 $1,477,854,962
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock S&P 500 Index V.I. Fund ..................................... $ 1,012,620,239 $ 1,496,514,241 $ (36,659,865) $ 1,459,854,376

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
28
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2023, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 437 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock S&P 500 Index V.I. Fund
Class I
Shares sold .............................................
7,663,366 $ 209,398,606 1,897,087 $ 53,168,227
Shares issued in reinvestment of distributions ........................
3,658,210 107,049,876 4,451,316 110,562,048
Shares redeemed .........................................
(6,592,755) (181,749,804) (6,095,843) (169,386,601)
4,728,821 $ 134,698,678 252,560 $ (5,656,326)
Class II
Shares sold .............................................
57,761 $ 1,557,581 95,292 $ 2,575,434
Shares issued in reinvestment of distributions ........................
21,864 631,060 26,151 641,014
Shares redeemed .........................................
(46,786) (1,239,128) (59,245) (1,665,390)
32,839 $ 949,513 62,198 $ 1,551,058
Class III
Shares sold .............................................
1,319,667 $ 36,005,671 962,446 $ 26,299,385
Shares issued in reinvestment of distributions ........................
375,946 10,864,021 519,793 12,761,386
Shares redeemed .........................................
(2,532,573) (69,489,444) (1,983,232) (54,869,928)
(836,960) $ (22,619,752) (500,993) $ (15,809,157)
3,924,700 $ 113,028,439 (186,235) $ (19,914,425)

Report of Independent Registered Public Accounting Firm
29
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock S&P 500 Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock S&P 500 Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
30
Portfolio Abbreviation
MSCI Morgan Stanley Capital International

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock Small Cap Index V.I. Fund
Investment Objective
BlackRock Small Cap Index V.I. Fund’s (the “Fund”) investment objective is to seek to match the performance of the Russell 2000
®
Index (the “Russell 2000” or the
“Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund’s Class I and Class III Shares returned 16.70% and 16.43%, respectively. The Russell 2000
®
Index returned
16.93% for the same period. The Russell 2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index.
It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Describe the market environment.
The U.S. equity market rallied over the first quarter of 2023 on the back of cooling inflation and resilient economic data. In combination with a stronger-than-expected gross domestic product (“GDP”), inflation data led investors to position for slower rate rises from the Federal Reserve (“Fed”). The Fed reiterated their commitment to raise interest rates to bring the inflation rate down in February 2023, especially if macro data continued to come in stronger than expected. Later in the quarter, investors’ attention quickly switched to headline news about the banking sector which led to a major sell off in the financial sectors. The overall market calmed after the central banks set out reassuring plans.
During the first quarter of 2023, the Fed raised the interest rate by 25 basis points in February and March 2023, bringing it to the range of 4.75% and 5.00%. This represented the 9th consecutive interest rate hike. A slight shift in rhetoric was interpreted that the rate hiking cycle was nearing a pause, although Fed Chair, Jerome Powell was clear that additional “policy firming” may be required.
In the second quarter of 2023, the U.S. equity market continued to rally, despite concerns over the debt ceiling. Robust gains were supported by resilient economic data and strong performance by large-cap growth stocks. Concerns regarding the United States debt ceiling dampened market sentiment in May 2023 before Congress reached an agreement to suspend it. Later in the quarter, markets rallied boosted by the technology sector on the back of enthusiasm over artificial intelligence and chipmakers.
The Fed raised the interest rate by 25 basis points over the quarter, bringing rates to the range of 5.00% and 5.25%. The Fed signaled that hike pauses will come later in the quarter but expressed the need to retain flexibility to bring inflation down.
The U.S. equity market initially rallied over the third quarter 2023, supported by a falling inflation rate and resilient economic data. The Fed raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty about whether the Fed had reached the endpoint for its rate-hiking cycle dampened the market sentiment.
A slight inflation hike in August 2023 weighed down on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period and a possibility of another rate hike later during the year - driven by increasing oil prices pushing the inflation rate higher.
During the fourth quarter, the U.S. equity market posted overall robust gains on the back of cooling inflation data. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Increasing conflict in the Middle East further exacerbated the initial market dampening. Later in the quarter, optimistic inflation data led to hopes that interest rates had reached their peak, leading the market to rally in the second half of the quarter.
During the quarter, falling consumer price index data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady throughout the quarter at a targeted range of 5.25% to 5.50%. Given that the Fed signaled they may have finished their series of rate hikes, market expectations of rate cuts in 2024 increased.
Describe recent portfolio activity.
During the 12-month period, as changes were made to the composition of the Russell 2000
®
Index, the Fund purchased and sold securities to maintain its objective of seeking to match the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock Small Cap Index V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
Under normal circumstances, the Fund will invest at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor
Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(c)
An index that measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index representing approximately 10% of the total market
capitalization of that index. The Russell 2000
®
Index includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
............................................................................... 16.70% 9.83% 6.91%
Class III
(b)(c)(d)
............................................................................. 16.43 9.56 6.65
Russell 2000
®
Index ....................................................................... 16.93 9.97 7.16
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund, a series of State Farm Variable Product Trust, through the
Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the
Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock Small Cap Index V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,080.20 $ 1.21 $ 1,000.00 $ 1,024.05 $ 1.17 0.23%
Class III .................................. 1,000.00 1,079.40 2.52 1,000.00 1,022.79 2.45 0.48
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Financials ....................................... 17.1%
Industrials ....................................... 16.9
Health Care ..................................... 15.3
Information Technology .............................. 13.5
Consumer Discretionary ............................. 10.9
Energy ......................................... 6.9
Real Estate ...................................... 6.1
Materials ....................................... 4.4
Consumer Staples ................................. 3.4
Utilities ......................................... 2.7
Communication Services ............................. 2.3
Short-Term Securities ............................... 18.8
Liabilities in Excess of Other Assets ..................... (18.3)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
...................... 4,338 $ 270,691
AeroVironment, Inc.
(a)
................ 3,278 413,159
AerSale Corp.
(a)
.................... 2,896 36,765
Archer Aviation, Inc., Class A
(a)(b)
......... 19,303 118,521
Astronics Corp.
(a)
................... 3,107 54,124
Cadre Holdings, Inc.
(b)
................ 2,506 82,422
Ducommun, Inc.
(a)
.................. 1,617 84,181
Eve Holding, Inc.
(a)
.................. 2,134 15,621
Kaman Corp. ..................... 3,662 87,705
Kratos Defense & Security Solutions, Inc.
(a)(b)
15,723 319,020
Leonardo DRS, Inc.
(a)(b)
............... 8,582 171,983
Moog, Inc., Class A ................. 3,521 509,770
National Presto Industries, Inc.
(b)
......... 663 53,226
Park Aerospace Corp. ................ 2,528 37,162
Parsons Corp.
(a)
.................... 5,192 325,590
Rocket Lab USA, Inc.
(a)(b)
.............. 34,160 188,905
Terran Orbital Corp.
(a)
................ 11,116 12,672
Triumph Group, Inc.
(a)
................ 8,216 136,221
V2X, Inc.
(a)
....................... 1,374 63,809
Virgin Galactic Holdings, Inc., Class C
(a)
.... 41,323 101,241
3,082,788
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)
...... 7,111 125,225
Forward Air Corp. .................. 3,164 198,920
Hub Group, Inc., Class A
(a)
............. 3,933 361,600
Radiant Logistics, Inc.
(a)(b)
............. 4,387 29,130
714,875
Automobile Components — 1.3%
Adient plc
(a)
....................... 11,759 427,557
American Axle & Manufacturing Holdings, Inc.
(a)
14,354 126,459
Atmus Filtration Technologies, Inc.
(a)
...... 2,035 47,802
Cooper-Standard Holdings, Inc.
(a)
........ 2,110 41,229
Dana, Inc. ........................ 16,285 237,924
Dorman Products, Inc.
(a)(b)
............. 3,234 269,748
Fox Factory Holding Corp.
(a)
............ 5,275 355,957
Gentherm, Inc.
(a)
................... 4,064 212,791
Goodyear Tire & Rubber Co. (The)
(a)
...... 35,377 506,599
Holley, Inc.
(a)
...................... 5,818 28,334
LCI Industries
(b)
.................... 3,111 391,084
Luminar Technologies, Inc., Class A
(a)(b)
.... 33,493 112,871
Modine Manufacturing Co.
(a)
........... 6,373 380,468
Patrick Industries, Inc. ............... 2,671 268,035
Solid Power, Inc., Class A
(a)(b)
........... 19,650 28,493
Standard Motor Products, Inc.
(b)
......... 2,658 105,815
Stoneridge, Inc.
(a)
................... 3,064 59,962
Visteon Corp.
(a)
.................... 3,505 437,775
XPEL, Inc.
(a)(b)(c)
.................... 2,752 148,195
4,187,098
Automobiles — 0.1%
Fisker, Inc., Class A
(a)(b)
............... 24,062 42,108
Livewire Group, Inc.
(a)
................ 2,321 26,251
Winnebago Industries, Inc.
(b)
........... 3,648 265,866
Workhorse Group, Inc.
(a)(b)
............. 18,052 6,499
340,724
Banks — 9.5%
1st Source Corp. ................... 2,055 112,922
ACNB Corp. ...................... 981 43,910
Amalgamated Financial Corp. .......... 2,379 64,090
Amerant Bancorp, Inc., Class A ......... 3,520 86,486
American National Bankshares, Inc. ...... 1,408 68,640
Ameris Bancorp
(b)
................... 8,099 429,652
Security
Shares
Shares Value
Banks (continued)
Ames National Corp. ................ 1,111 $ 23,709
Arrow Financial Corp. ................ 1,959 54,734
Associated Banc-Corp. ............... 19,810 423,736
Atlantic Union Bankshares Corp.
(b)
....... 9,198 336,095
Axos Financial, Inc.
(a)
................ 7,010 382,746
Banc of California, Inc.
(b)
.............. 16,396 220,198
BancFirst Corp. .................... 2,826 275,055
Bancorp, Inc. (The)
(a)
................ 6,426 247,787
Bank First Corp. ................... 1,248 108,152
Bank of Hawaii Corp.
(b)
............... 4,508 326,650
Bank of Marin Bancorp ............... 2,055 45,251
Bank of NT Butterfield & Son Ltd. (The) .... 6,263 200,479
Bank7 Corp. ...................... 407 11,131
BankUnited, Inc. ................... 9,013 292,292
Bankwell Financial Group, Inc. .......... 1,001 30,210
Banner Corp. ..................... 4,086 218,846
Bar Harbor Bankshares .............. 1,956 57,428
BayCom Corp. .................... 1,492 35,196
BCB Bancorp, Inc. .................. 2,193 28,180
Berkshire Hills Bancorp, Inc.
(b)
.......... 5,072 125,938
Blue Foundry Bancorp
(a)
.............. 3,298 31,892
Blue Ridge Bankshares, Inc. ........... 2,069 6,269
Bridgewater Bancshares, Inc.
(a)
......... 3,294 44,535
Brookline Bancorp, Inc. ............... 10,942 119,377
Burke & Herbert Financial Services Corp. .. 797 50,131
Business First Bancshares, Inc.
(b)
........ 3,118 76,859
Byline Bancorp, Inc. ................. 3,584 84,439
C&F Financial Corp.
(b)
................ 365 24,889
Cadence Bank
(b)
................... 19,124 565,879
Cambridge Bancorp ................. 927 64,334
Camden National Corp. .............. 2,052 77,217
Capital Bancorp, Inc. ................ 1,075 26,015
Capital City Bank Group, Inc. ........... 1,779 52,356
Capitol Federal Financial, Inc. .......... 15,065 97,169
Capstar Financial Holdings, Inc. ......... 2,443 45,782
Carter Bankshares, Inc.
(a)
............. 3,079 46,093
Cathay General Bancorp .............. 9,013 401,709
Central Pacific Financial Corp. .......... 3,251 63,980
Central Valley Community Bancorp ....... 1,294 28,921
Chemung Financial Corp. ............. 440 21,912
ChoiceOne Financial Services, Inc. ....... 808 23,674
Citizens & Northern Corp. ............. 1,779 39,903
Citizens Financial Services, Inc. ......... 487 31,519
City Holding Co.
(b)
.................. 1,731 190,860
Civista Bancshares, Inc. .............. 1,975 36,419
CNB Financial Corp. ................. 2,895 65,398
Coastal Financial Corp.
(a)
............. 1,325 58,843
Codorus Valley Bancorp, Inc. ........... 1,184 30,429
Colony Bankcorp, Inc. ............... 1,900 25,270
Columbia Financial, Inc.
(a)(b)
............ 3,794 73,148
Community Bank System, Inc. .......... 6,039 314,692
Community Trust Bancorp, Inc. ......... 2,021 88,641
ConnectOne Bancorp, Inc.
(b)
........... 4,792 109,785
CrossFirst Bankshares, Inc.
(a)
........... 5,614 76,238
Customers Bancorp, Inc.
(a)
............. 3,518 202,707
CVB Financial Corp.
(b)
................ 15,419 311,310
Dime Community Bancshares, Inc. ....... 4,384 118,061
Eagle Bancorp, Inc.
(b)
................ 3,499 105,460
Eastern Bankshares, Inc. ............. 20,064 284,909
Enterprise Bancorp, Inc. .............. 1,148 37,034
Enterprise Financial Services Corp. ...... 4,783 213,561
Equity Bancshares, Inc., Class A ........ 1,903 64,512
Esquire Financial Holdings, Inc. ......... 818 40,867
ESSA Bancorp, Inc.
(b)
................ 1,030 20,621
Evans Bancorp, Inc. ................. 721 22,733

Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Farmers & Merchants Bancorp, Inc.
(b)
..... 1,698 $ 42,110
Farmers National Banc Corp. ........... 4,586 66,268
FB Financial Corp. .................. 4,808 191,599
Fidelity D&D Bancorp, Inc. ............. 564 32,729
Financial Institutions, Inc. ............. 1,836 39,107
First BanCorp ..................... 20,504 337,291
First BanCorp
(b)
.................... 4,766 176,389
First Bancorp, Inc. (The) .............. 1,391 39,254
First Bancshares, Inc. (The) ............ 4,248 124,594
First Bank ........................ 2,963 43,556
First Busey Corp. ................... 6,922 171,804
First Business Financial Services, Inc.
(b)
.... 1,154 46,275
First Commonwealth Financial Corp. ...... 11,304 174,534
First Community Bankshares, Inc. ....... 2,268 84,143
First Community Corp. ............... 1,258 27,085
First Financial Bancorp
(b)
.............. 10,809 256,714
First Financial Bankshares, Inc.
(b)
........ 16,601 503,010
First Financial Corp. ................. 1,702 73,237
First Foundation, Inc. ................ 6,522 63,133
First Interstate BancSystem, Inc., Class A .. 10,748 330,501
First Merchants Corp.
(b)
............... 7,954 294,934
First Mid Bancshares, Inc.
(b)
............ 2,917 101,103
First of Long Island Corp. (The) ......... 3,497 46,300
First Western Financial, Inc.
(a)(b)
......... 917 18,184
Five Star Bancorp .................. 1,483 38,825
Flushing Financial Corp. .............. 3,731 61,487
FS Bancorp, Inc. ................... 752 27,794
Fulton Financial Corp.
(b)
.............. 20,398 335,751
FVCBankcorp, Inc.
(a)(b)
............... 1,733 24,609
German American Bancorp, Inc. ......... 3,746 121,408
Glacier Bancorp, Inc.
(b)
............... 14,110 583,025
Great Southern Bancorp, Inc.
(b)
......... 1,246 73,950
Greene County Bancorp, Inc. ........... 786 22,165
Guaranty Bancshares, Inc. ............ 1,095 36,814
Hancock Whitney Corp. .............. 10,855 527,444
Hanmi Financial Corp. ............... 3,597 69,782
HarborOne Bancorp, Inc. ............. 5,296 63,446
HBT Financial, Inc. .................. 1,855 39,159
Heartland Financial USA, Inc.
(b)
......... 5,293 199,070
Heritage Commerce Corp. ............. 8,542 84,737
Heritage Financial Corp. .............. 4,119 88,105
Hilltop Holdings, Inc. ................. 5,996 211,119
Hingham Institution for Savings (The)
(b)
.... 194 37,714
Home Bancorp, Inc. ................. 1,076 45,203
Home BancShares, Inc. .............. 24,342 616,583
HomeStreet, Inc. ................... 2,431 25,039
HomeTrust Bancshares, Inc. ........... 2,165 58,282
Hope Bancorp, Inc.
(b)
................ 13,842 167,211
Horizon Bancorp, Inc. ................ 5,969 85,416
Independent Bank Corp. .............. 7,739 410,067
Independent Bank Group, Inc. .......... 4,481 227,993
International Bancshares Corp. ......... 6,837 371,386
John Marshall Bancorp, Inc.
(b)
.......... 1,610 36,322
Kearny Financial Corp. ............... 7,196 64,548
Lakeland Bancorp, Inc. ............... 8,426 124,621
Lakeland Financial Corp.
(b)
............ 3,039 198,021
LCNB Corp. ...................... 1,117 17,615
Live Oak Bancshares, Inc. ............. 4,244 193,102
Luther Burbank Corp.
(a)
............... 1,727 18,496
Macatawa Bank Corp.
(b)
.............. 3,277 36,965
MainStreet Bancshares, Inc. ........... 648 16,077
Mercantile Bank Corp. ............... 2,049 82,739
Metrocity Bankshares, Inc. ............ 2,420 58,128
Metropolitan Bank Holding Corp.
(a)
....... 1,301 72,049
Mid Penn Bancorp, Inc.
(b)
............. 1,833 44,505
Security
Shares
Shares Value
Banks (continued)
Middlefield Banc Corp.
(b)
.............. 888 $ 28,745
Midland States Bancorp, Inc. ........... 2,729 75,211
MidWestOne Financial Group, Inc.
(b)
...... 1,893 50,941
MVB Financial Corp. ................ 1,668 37,630
National Bank Holdings Corp., Class A .... 3,768 140,132
National Bankshares, Inc. ............. 704 22,774
NBT Bancorp, Inc. .................. 4,818 201,922
Nicolet Bankshares, Inc. .............. 1,621 130,458
Northeast Bank .................... 817 45,090
Northeast Community Bancorp, Inc. ...... 1,375 24,392
Northfield Bancorp, Inc. .............. 5,107 64,246
Northrim BanCorp, Inc. ............... 878 50,230
Northwest Bancshares, Inc. ............ 14,187 177,054
Norwood Financial Corp. .............. 849 27,941
Oak Valley Bancorp ................. 678 20,306
OceanFirst Financial Corp. ............ 8,043 139,626
OFG Bancorp ..................... 5,564 208,539
Old National Bancorp
(b)
............... 37,409 631,838
Old Second Bancorp, Inc. ............. 5,507 85,028
Orange County Bancorp, Inc. ........... 601 36,204
Origin Bancorp, Inc. ................. 3,953 140,608
Orrstown Financial Services, Inc. ........ 1,383 40,799
Pacific Premier Bancorp, Inc.
(b)
.......... 11,705 340,733
Park National Corp.
(b)
................ 1,818 241,539
Parke Bancorp, Inc. ................. 1,688 34,182
Pathward Financial, Inc. .............. 3,182 168,423
PCB Bancorp ..................... 1,351 24,899
Peapack-Gladstone Financial Corp. ...... 2,447 72,970
Penns Woods Bancorp, Inc.
(b)
.......... 728 16,387
Peoples Bancorp, Inc. ............... 4,545 153,439
Peoples Financial Services Corp. ........ 912 44,414
Pioneer Bancorp, Inc.
(a)
............... 1,483 14,845
Plumas Bancorp ................... 613 25,348
Ponce Financial Group, Inc.
(a)
.......... 2,558 24,966
Preferred Bank .................... 1,061 77,506
Premier Financial Corp.
(b)
............. 4,558 109,848
Primis Financial Corp. ................ 2,525 31,967
Princeton Bancorp, Inc. ............... 601 21,576
Provident Financial Services, Inc.
(b)
....... 8,845 159,475
QCR Holdings, Inc. ................. 2,225 129,918
RBB Bancorp
(b)
.................... 2,075 39,508
Red River Bancshares, Inc. ............ 655 36,752
Renasant Corp. .................... 6,498 218,853
Republic Bancorp, Inc., Class A
(b)
........ 1,050 57,918
S&T Bancorp, Inc. .................. 3,844 128,466
Sandy Spring Bancorp, Inc. ............ 6,049 164,775
Seacoast Banking Corp. of Florida
(b)
...... 9,757 277,684
ServisFirst Bancshares, Inc.
(b)
.......... 6,370 424,433
Shore Bancshares, Inc. ............... 4,023 57,328
Sierra Bancorp .................... 1,907 43,003
Simmons First National Corp., Class A .... 14,164 281,014
SmartFinancial, Inc. ................. 1,999 48,956
South Plains Financial, Inc. ............ 1,679 48,624
Southern First Bancshares, Inc.
(a)
........ 985 36,544
Southern Missouri Bancorp, Inc. ......... 1,201 64,121
Southern States Bancshares, Inc. ........ 759 22,224
Southside Bancshares, Inc.
(b)
........... 3,717 116,416
SouthState Corp.
(b)
.................. 9,704 819,503
Stellar Bancorp, Inc.
(b)
................ 6,227 173,360
Sterling Bancorp, Inc.
(a)
............... 3,482 20,091
Stock Yards Bancorp, Inc.
(b)
............ 3,452 177,743
Summit Financial Group, Inc. ........... 1,531 46,986
Texas Capital Bancshares, Inc.
(a)
........ 6,069 392,239
Third Coast Bancshares, Inc.
(a)
.......... 1,458 28,970
Timberland Bancorp, Inc. ............. 953 29,981

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Tompkins Financial Corp. ............. 1,632 $ 98,295
Towne Bank ...................... 9,026 268,614
TriCo Bancshares
(b)
................. 4,092 175,833
Triumph Financial, Inc.
(a)
.............. 2,670 214,081
TrustCo Bank Corp. ................. 2,175 67,534
Trustmark Corp.
(b)
.................. 7,317 203,998
UMB Financial Corp. ................ 5,570 465,374
United Bankshares, Inc. .............. 16,211 608,723
United Community Banks, Inc. .......... 13,983 409,143
Unity Bancorp, Inc. .................. 817 24,175
Univest Financial Corp. ............... 4,276 94,200
USCB Financial Holdings, Inc., Class A
(a)
... 1,251 15,325
Valley National Bancorp
(b)
............. 54,396 590,741
Veritex Holdings, Inc. ................ 5,521 128,474
Virginia National Bankshares Corp. ....... 540 18,565
WaFd, Inc.
(b)
...................... 7,854 258,868
Washington Trust Bancorp, Inc.
(b)
........ 2,360 76,417
WesBanco, Inc. .................... 7,422 232,828
West BanCorp, Inc. ................. 2,084 44,181
Westamerica BanCorp
(b)
.............. 3,216 181,415
WSFS Financial Corp.
(b)
.............. 7,195 330,466
30,001,382
Beverages — 0.4%
Coca-Cola Consolidated, Inc. ........... 592 549,613
Duckhorn Portfolio, Inc. (The)
(a)
......... 5,314 52,343
MGP Ingredients, Inc.
(b)
............... 1,989 195,956
National Beverage Corp.
(a)
............. 2,933 145,829
Primo Water Corp. .................. 19,642 295,612
Vita Coco Co., Inc. (The)
(a)
............. 3,549 91,032
Zevia PBC, Class A
(a)(b)
............... 3,030 6,090
1,336,475
Biotechnology — 7.5%
2seventy bio, Inc.
(a)
................. 6,266 26,756
4D Molecular Therapeutics, Inc.
(a)
........ 4,886 98,990
89bio, Inc.
(a)
...................... 7,550 84,334
Aadi Bioscience, Inc.
(a)
............... 1,681 3,396
ACADIA Pharmaceuticals, Inc.
(a)
......... 15,109 473,063
ACELYRIN, Inc.
(a)
................... 4,176 31,153
Acrivon Therapeutics, Inc.
(a)
............ 1,049 5,161
Actinium Pharmaceuticals, Inc.
(a)
........ 3,105 15,773
Adicet Bio, Inc.
(a)(b)
.................. 3,229 6,103
ADMA Biologics, Inc.
(a)
............... 25,367 114,659
Aerovate Therapeutics, Inc.
(a)
........... 1,593 36,050
Agenus, Inc.
(a)(b)
.................... 42,392 35,096
Agios Pharmaceuticals, Inc.
(a)(b)
......... 7,108 158,295
Akero Therapeutics, Inc.
(a)
............. 6,351 148,296
Aldeyra Therapeutics, Inc.
(a)
............ 5,597 19,646
Alector, Inc.
(a)
..................... 7,656 61,095
Alkermes plc
(a)
..................... 20,607 571,638
Allakos, Inc.
(a)
..................... 8,136 22,211
Allogene Therapeutics, Inc.
(a)
........... 11,052 35,477
Allovir, Inc.
(a)(b)
..................... 5,354 3,640
Alpine Immune Sciences, Inc.
(a)
......... 4,171 79,499
Altimmune, Inc.
(a)
................... 6,203 69,784
ALX Oncology Holdings, Inc.
(a)
.......... 3,390 50,477
Amicus Therapeutics, Inc.
(a)
............ 35,585 504,951
AnaptysBio, Inc.
(a)
.................. 2,588 55,435
Anavex Life Sciences Corp.
(a)(b)
......... 8,432 78,502
Anika Therapeutics, Inc.
(a)
............. 1,826 41,377
Annexon, Inc.
(a)
.................... 5,442 24,707
Apogee Therapeutics, Inc.
(a)
............ 2,419 67,587
Arbutus Biopharma Corp.
(a)
............ 16,101 40,253
Arcellx, Inc.
(a)
..................... 4,799 266,345
Arcturus Therapeutics Holdings, Inc.
(a)
..... 3,040 95,851
Security
Shares
Shares Value
Biotechnology (continued)
Arcus Biosciences, Inc.
(a)
.............. 6,712 $ 128,199
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 10,744 34,703
Ardelyx, Inc.
(a)
..................... 28,672 177,766
Arrowhead Pharmaceuticals, Inc.
(a)
....... 12,574 384,764
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 2,869 15,722
Astria Therapeutics, Inc.
(a)
............. 4,708 36,157
Atara Biotherapeutics, Inc.
(a)
........... 10,470 5,369
Aura Biosciences, Inc.
(a)
.............. 3,613 32,011
Aurinia Pharmaceuticals, Inc.
(a)
.......... 17,399 156,417
Avid Bioservices, Inc.
(a)
............... 7,426 48,269
Avidity Biosciences, Inc.
(a)
............. 8,734 79,043
Avita Medical, Inc.
(a)
................. 3,069 42,107
Beam Therapeutics, Inc.
(a)
............. 9,085 247,294
BioAtla, Inc.
(a)
..................... 5,567 13,695
BioCryst Pharmaceuticals, Inc.
(a)
......... 23,888 143,089
Biohaven Ltd.
(a)
.................... 8,512 364,314
Biomea Fusion, Inc.
(a)
................ 2,410 34,993
Bioxcel Therapeutics, Inc.
(a)
............ 2,672 7,882
Bluebird Bio, Inc.
(a)
.................. 14,787 20,406
Blueprint Medicines Corp.
(a)
............ 7,595 700,563
Bridgebio Pharma, Inc.
(a)
.............. 14,307 577,574
Cabaletta Bio, Inc.
(a)(b)
................ 4,312 97,882
CareDx, Inc.
(a)
..................... 7,024 84,288
Caribou Biosciences, Inc.
(a)
............ 10,884 62,365
Carisma Therapeutics, Inc. ............ 3,312 9,704
Cartesian Therapeutics, Inc.
(a)
.......... 14,486 9,987
Catalyst Pharmaceuticals, Inc.
(a)
......... 12,628 212,277
Celcuity, Inc.
(a)
..................... 2,019 29,417
Celldex Therapeutics, Inc.
(a)
............ 5,909 234,351
Century Therapeutics, Inc.
(a)
........... 2,259 7,500
Cerevel Therapeutics Holdings, Inc.
(a)
..... 8,712 369,389
Cogent Biosciences, Inc.
(a)
............. 10,042 59,047
Coherus Biosciences, Inc.
(a)
............ 12,395 41,275
Compass Therapeutics, Inc.
(a)
.......... 10,922 17,038
Crinetics Pharmaceuticals, Inc.
(a)
........ 8,220 292,468
Cue Biopharma, Inc.
(a)
............... 4,136 10,919
Cullinan Oncology, Inc.
(a)
.............. 3,008 30,652
Cytokinetics, Inc.
(a)(b)
................. 11,573 966,230
Day One Biopharmaceuticals, Inc.
(a)
...... 7,776 113,530
Deciphera Pharmaceuticals, Inc.
(a)
....... 6,835 110,249
Denali Therapeutics, Inc.
(a)(b)
........... 14,816 317,951
Design Therapeutics, Inc.
(a)
............ 3,934 10,425
Disc Medicine, Inc.
(a)
................. 1,104 63,767
Dynavax Technologies Corp.
(a)
.......... 16,094 224,994
Dyne Therapeutics, Inc.
(a)
............. 5,206 69,240
Eagle Pharmaceuticals, Inc.
(a)
.......... 1,204 6,297
Editas Medicine, Inc.
(a)
............... 10,264 103,974
Emergent BioSolutions, Inc.
(a)(b)
......... 6,258 15,019
Enanta Pharmaceuticals, Inc.
(a)
......... 2,510 23,619
Entrada Therapeutics, Inc.
(a)
........... 2,594 39,143
Erasca, Inc.
(a)
..................... 10,169 21,660
Fate Therapeutics, Inc.
(a)
.............. 10,282 38,455
Fennec Pharmaceuticals, Inc.
(a)
......... 2,017 22,631
FibroGen, Inc.
(a)
.................... 11,090 9,829
Foghorn Therapeutics, Inc.
(a)
........... 2,367 15,267
Genelux Corp.
(a)
.................... 2,294 32,139
Generation Bio Co.
(a)
................ 6,557 10,819
Geron Corp.
(a)
..................... 64,997 137,144
Graphite Bio, Inc.
(a)
.................. 3,383 8,863
Gritstone bio, Inc.
(a)
................. 11,011 22,462
Halozyme Therapeutics, Inc.
(a)
.......... 16,048 593,134
Heron Therapeutics, Inc.
(a)(b)
............ 12,272 20,862
HilleVax, Inc.
(a)(b)
................... 3,264 52,387
Humacyte, Inc.
(a)
................... 7,148 20,300
Icosavax, Inc.
(a)
.................... 3,727 58,738

Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Ideaya Biosciences, Inc.
(a)
............. 7,482 $ 266,210
IGM Biosciences, Inc.
(a)(b)
............. 1,388 11,534
Immuneering Corp., Class A
(a)
.......... 2,511 18,456
ImmunityBio, Inc.
(a)(b)
................. 16,604 83,352
ImmunoGen, Inc.
(a)
.................. 29,829 884,430
Immunovant, Inc.
(a)
.................. 6,799 286,442
Inhibrx, Inc.
(a)
..................... 4,257 161,766
Inozyme Pharma, Inc.
(a)
.............. 6,484 27,622
Insmed, Inc.
(a)
..................... 17,183 532,501
Intellia Therapeutics, Inc.
(a)
............ 11,119 339,018
Iovance Biotherapeutics, Inc.
(a)
.......... 28,406 230,941
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 17,509 200,303
iTeos Therapeutics, Inc.
(a)
............. 3,566 39,048
Janux Therapeutics, Inc.
(a)
............. 2,217 23,788
KalVista Pharmaceuticals, Inc.
(a)
......... 3,846 47,114
Karyopharm Therapeutics, Inc.
(a)(b)
....... 14,309 12,377
Keros Therapeutics, Inc.
(a)(b)
............ 2,749 109,300
Kezar Life Sciences, Inc.
(a)
............. 9,437 8,941
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 4,097 71,861
Kodiak Sciences, Inc.
(a)
............... 3,902 11,862
Krystal Biotech, Inc.
(a)
................ 2,695 334,342
Kura Oncology, Inc.
(a)
................ 8,765 126,041
Kymera Therapeutics, Inc.
(a)
............ 4,884 124,347
Larimar Therapeutics, Inc.
(a)
............ 3,087 14,046
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 13,460 20,594
Lineage Cell Therapeutics, Inc.
(a)
........ 15,149 16,512
Lyell Immunopharma, Inc.
(a)
............ 21,226 41,178
MacroGenics, Inc.
(a)
................. 7,026 67,590
Madrigal Pharmaceuticals, Inc.
(a)
........ 1,843 426,433
MannKind Corp.
(a)
.................. 32,614 118,715
MeiraGTx Holdings plc
(a)
.............. 3,584 25,160
Merrimack Pharmaceuticals, Inc.
(a)
....... 1,214 16,280
Mersana Therapeutics, Inc.
(a)
........... 13,844 32,118
MiMedx Group, Inc.
(a)
................ 14,489 127,069
Mineralys Therapeutics, Inc.
(a)
.......... 2,022 17,389
Mirum Pharmaceuticals, Inc.
(a)
.......... 3,000 88,560
Monte Rosa Therapeutics, Inc.
(a)
......... 4,328 24,453
Morphic Holding, Inc.
(a)
............... 4,601 132,877
Mural Oncology plc
(a)
................ 2,043 12,095
Myriad Genetics, Inc.
(a)
............... 9,883 189,161
Nkarta, Inc.
(a)
...................... 3,764 24,842
Novavax, Inc.
(a)
.................... 12,601 60,485
Nurix Therapeutics, Inc.
(a)(b)
............ 5,686 58,680
Nuvalent, Inc., Class A
(a)
.............. 3,307 243,362
Nuvectis Pharma, Inc.
(a)
.............. 748 6,238
Ocean Biomedical, Inc.
(a)
.............. 1,635 1,079
Olema Pharmaceuticals, Inc.
(a)
.......... 3,360 47,141
Omega Therapeutics, Inc.
(a)
............ 2,911 8,762
Organogenesis Holdings, Inc., Class A
(a)
... 8,338 34,102
ORIC Pharmaceuticals, Inc.
(a)
.......... 4,865 44,758
Outlook Therapeutics, Inc.
(a)
............ 20,297 7,997
Ovid therapeutics, Inc.
(a)
.............. 6,988 22,501
PDS Biotechnology Corp.
(a)
............ 3,397 16,883
PepGen, Inc.
(a)
.................... 920 6,256
PMV Pharmaceuticals, Inc.
(a)
........... 4,363 13,525
Poseida Therapeutics, Inc.
(a)
........... 8,603 28,906
Precigen, Inc.
(a)
.................... 19,112 25,610
Prelude Therapeutics, Inc.
(a)
............ 1,647 7,033
Prime Medicine, Inc.
(a)
................ 4,866 43,113
ProKidney Corp., Class A
(a)
............ 5,657 10,069
Protagonist Therapeutics, Inc.
(a)(b)
........ 7,092 162,620
Protalix BioTherapeutics, Inc.
(a)
......... 6,500 11,570
Prothena Corp. plc
(a)
................. 5,275 191,694
PTC Therapeutics, Inc.
(a)
.............. 8,841 243,658
Rallybio Corp.
(a)
.................... 3,813 9,113
Security
Shares
Shares Value
Biotechnology (continued)
RAPT Therapeutics, Inc.
(a)
............. 3,769 $ 93,660
RayzeBio, Inc.
(a)
.................... 2,493 154,990
Recursion Pharmaceuticals, Inc., Class A
(a)
. 17,301 170,588
REGENXBIO, Inc.
(a)
................. 5,135 92,173
Relay Therapeutics, Inc.
(a)
............. 11,206 123,378
Reneo Pharmaceuticals, Inc.
(a)
.......... 2,118 3,389
Replimune Group, Inc.
(a)
.............. 6,206 52,317
REVOLUTION Medicines, Inc.
(a)
......... 17,915 513,802
Rhythm Pharmaceuticals, Inc.
(a)
......... 6,290 289,151
Rigel Pharmaceuticals, Inc.
(a)
........... 19,837 28,764
Rocket Pharmaceuticals, Inc.
(a)
.......... 7,822 234,425
Sage Therapeutics, Inc.
(a)
............. 6,508 141,028
Sagimet Biosciences, Inc., Class A
(a)
...... 713 3,864
Sana Biotechnology, Inc.
(a)(b)
........... 11,676 47,638
Sangamo Therapeutics, Inc.
(a)
.......... 15,688 8,523
Savara, Inc.
(a)
..................... 11,462 53,871
Scholar Rock Holding Corp.
(a)
.......... 6,919 130,077
Seres Therapeutics, Inc.
(a)
............. 11,970 16,758
SpringWorks Therapeutics, Inc.
(a)(b)
....... 8,370 305,505
Stoke Therapeutics, Inc.
(a)
............. 3,562 18,736
Summit Therapeutics, Inc.
(a)
............ 14,196 37,052
Sutro Biopharma, Inc.
(a)
............... 6,952 29,824
Syndax Pharmaceuticals, Inc.
(a)
......... 8,563 185,046
Tango Therapeutics, Inc.
(a)
............. 5,414 53,599
Tenaya Therapeutics, Inc.
(a)
............ 5,455 17,674
TG Therapeutics, Inc.
(a)
............... 17,301 295,501
Travere Therapeutics, Inc.
(a)
............ 8,972 80,658
Turnstone Biologics Corp.
(a)
............ 1,612 4,103
Twist Bioscience Corp.
(a)
.............. 7,161 263,954
Tyra Biosciences, Inc.
(a)
.............. 1,546 21,412
UroGen Pharma Ltd.
(a)
............... 3,387 50,805
Vanda Pharmaceuticals, Inc.
(a)
.......... 6,350 26,797
Vaxcyte, Inc.
(a)(b)
.................... 11,745 737,586
Vaxxinity, Inc., Class A
(a)
.............. 5,507 4,681
Vera Therapeutics, Inc., Class A
(a)
........ 4,194 64,504
Veracyte, Inc.
(a)
.................... 9,123 250,974
Vericel Corp.
(a)
..................... 5,904 210,241
Verve Therapeutics, Inc.
(a)
............. 6,259 87,250
Vigil Neuroscience, Inc.
(a)
............. 1,912 6,463
Viking Therapeutics, Inc.
(a)
............. 12,186 226,781
Vir Biotechnology, Inc.
(a)
.............. 10,245 103,065
Viridian Therapeutics, Inc.
(a)(b)
........... 5,167 112,537
Vor BioPharma, Inc.
(a)
................ 4,609 10,370
Voyager Therapeutics, Inc.
(a)
........... 3,865 32,621
X4 Pharmaceuticals, Inc.
(a)
............ 15,386 12,901
Xencor, Inc.
(a)
..................... 7,326 155,531
XOMA Corp.
(a)(b)
.................... 843 15,596
Y-mAbs Therapeutics, Inc.
(a)
............ 4,220 28,780
Zentalis Pharmaceuticals, Inc.
(a)
......... 7,228 109,504
Zura Bio Ltd., Class A
(a)
............... 2,990 13,963
Zymeworks, Inc.
(a)
.................. 6,479 67,317
23,725,174
Broadline Retail — 0.1%
Big Lots, Inc. ...................... 3,538 27,561
ContextLogic, Inc., Class A
(a)
........... 3,322 19,766
Dillard's, Inc., Class A ................ 446 180,028
Savers Value Village, Inc.
(a)
............ 3,137 54,521
281,876
Building Products — 2.0%
AAON, Inc. ....................... 8,362 617,701
American Woodmark Corp.
(a)
........... 2,082 193,314
Apogee Enterprises, Inc. .............. 2,776 148,266
AZZ, Inc. ........................ 3,072 178,452
CSW Industrials, Inc. ................ 1,910 396,153

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Gibraltar Industries, Inc.
(a)
............. 3,855 $ 304,468
Griffon Corp. ...................... 5,216 317,915
Insteel Industries, Inc.
(b)
.............. 2,323 88,948
Janus International Group, Inc.
(a)
........ 10,312 134,572
JELD-WEN Holding, Inc.
(a)(b)
............ 10,556 199,297
Masonite International Corp.
(a)
.......... 2,781 235,439
Masterbrand, Inc.
(a)
................. 16,419 243,822
PGT Innovations, Inc.
(a)
............... 6,997 284,778
Quanex Building Products Corp. ......... 4,145 126,713
Resideo Technologies, Inc.
(a)
........... 18,205 342,618
Simpson Manufacturing Co., Inc.
(b)
....... 5,321 1,053,452
UFP Industries, Inc.
(b)
................ 7,453 935,724
Zurn Elkay Water Solutions Corp.
(b)
....... 18,416 541,615
6,343,247
Capital Markets — 1.4%
AlTi Global, Inc., Class A
(a)
............. 2,561 22,434
Artisan Partners Asset Management, Inc.,
Class A ....................... 7,707 340,495
AssetMark Financial Holdings, Inc.
(a)
...... 2,931 87,784
B Riley Financial, Inc.
(b)
............... 2,465 51,740
Bakkt Holdings, Inc., Class A
(a)
.......... 6,599 14,716
BGC Group, Inc., Class A ............. 44,563 321,745
Brightsphere Investment Group, Inc. ...... 4,234 81,123
Cohen & Steers, Inc.
(b)
............... 3,339 252,863
Diamond Hill Investment Group, Inc. ...... 356 58,950
Donnelley Financial Solutions, Inc.
(a)
...... 3,086 192,474
Forge Global Holdings, Inc.
(a)
........... 14,122 48,439
GCM Grosvenor, Inc., Class A .......... 5,090 45,606
Hamilton Lane, Inc., Class A ........... 4,545 515,585
MarketWise, Inc., Class A ............. 5,688 15,528
Moelis & Co., Class A
(b)
............... 7,778 436,579
Open Lending Corp., Class A
(a)
.......... 12,437 105,839
P10, Inc., Class A .................. 4,575 46,757
Patria Investments Ltd., Class A ......... 7,114 110,338
Perella Weinberg Partners, Class C ...... 5,549 67,864
Piper Sandler Cos. .................. 2,193 383,490
PJT Partners, Inc., Class A
(b)
........... 3,022 307,851
Silvercrest Asset Management Group, Inc.,
Class A ....................... 1,151 19,567
StepStone Group, Inc., Class A
(b)
........ 6,804 216,571
StoneX Group, Inc.
(a)
................ 3,268 241,276
Value Line, Inc.
(b)
................... 105 5,119
Victory Capital Holdings, Inc., Class A ..... 3,462 119,231
Virtus Investment Partners, Inc. ......... 858 207,430
WisdomTree, Inc. ................... 16,708 115,787
4,433,181
Chemicals — 1.9%
AdvanSix, Inc. ..................... 3,431 102,793
American Vanguard Corp. ............. 3,269 35,861
Aspen Aerogels, Inc.
(a)(b)
.............. 6,090 96,100
Avient Corp. ...................... 11,233 466,956
Balchem Corp. .................... 3,960 589,050
Cabot Corp. ...................... 6,821 569,553
Core Molding Technologies, Inc.
(a)(b)
....... 1,056 19,568
Danimer Scientific, Inc., Class A
(a)(b)
....... 10,436 10,645
Ecovyst, Inc.
(a)(b)
.................... 11,225 109,668
Hawkins, Inc.
(b)
.................... 2,418 170,275
HB Fuller Co. ..................... 6,703 545,691
Ingevity Corp.
(a)
.................... 4,494 212,207
Innospec, Inc. ..................... 3,092 381,058
Intrepid Potash, Inc.
(a)
................ 1,641 39,203
Koppers Holdings, Inc. ............... 2,456 125,796
Kronos Worldwide, Inc.
(b)
.............. 3,407 33,865
Livent Corp.
(a)
..................... 22,608 406,492
Security
Shares
Shares Value
Chemicals (continued)
LSB Industries, Inc.
(a)(b)
............... 6,852 $ 63,792
Mativ Holdings, Inc.
(b)
................ 7,183 109,972
Minerals Technologies, Inc. ............ 4,059 289,447
Origin Materials, Inc., Class A
(a)(b)
........ 20,208 16,898
Orion SA ........................ 6,877 190,699
Perimeter Solutions SA
(a)
.............. 19,115 87,929
PureCycle Technologies, Inc.
(a)
.......... 14,555 58,948
Quaker Chemical Corp. .............. 1,709 364,735
Rayonier Advanced Materials, Inc.
(a)
...... 7,618 30,853
Sensient Technologies Corp. ........... 5,351 353,166
Stepan Co.
(b)
...................... 2,636 249,234
Trinseo plc ....................... 4,810 40,260
Tronox Holdings plc ................. 14,435 204,400
Valhi, Inc. ........................ 267 4,056
5,979,170
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. ................. 8,208 367,965
ACCO Brands Corp. ................. 11,547 70,206
ACV Auctions, Inc., Class A
(a)(b)
.......... 16,046 243,097
Aris Water Solutions, Inc., Class A ....... 3,751 31,471
BrightView Holdings, Inc.
(a)
............ 4,961 41,772
Brink's Co. (The)
(b)
.................. 5,792 509,406
Casella Waste Systems, Inc., Class A
(a)(b)
... 6,996 597,878
CECO Environmental Corp.
(a)
........... 3,588 72,765
Cimpress plc
(a)
..................... 2,272 181,874
CoreCivic, Inc.
(a)
................... 14,460 210,104
Deluxe Corp.
(b)
.................... 5,429 116,452
Ennis, Inc. ....................... 3,242 71,032
Enviri Corp.
(a)
..................... 9,407 84,663
GEO Group, Inc. (The)
(a)(b)
............. 15,195 164,562
Healthcare Services Group, Inc.
(a)
........ 9,525 98,774
HNI Corp. ........................ 5,872 245,626
Interface, Inc. ..................... 7,046 88,920
LanzaTech Global, Inc.
(a)
.............. 2,680 13,480
Li-Cycle Holdings Corp.
(a)
............. 16,278 9,519
Liquidity Services, Inc.
(a)
.............. 3,053 52,542
Matthews International Corp., Class A
(b)
.... 3,699 135,568
MillerKnoll, Inc. .................... 9,214 245,830
Montrose Environmental Group, Inc.
(a)
..... 3,514 112,905
NL Industries, Inc. .................. 1,159 6,502
OPENLANE, Inc.
(a)
.................. 13,553 200,720
Performant Financial Corp.
(a)
........... 8,196 25,612
Pitney Bowes, Inc. .................. 15,420 67,848
Quad/Graphics, Inc., Class A
(a)
.......... 4,043 21,913
SP Plus Corp.
(a)
.................... 2,418 123,922
Steelcase, Inc., Class A .............. 11,725 158,522
UniFirst Corp. ..................... 1,880 343,871
Viad Corp.
(a)
...................... 2,488 90,066
VSE Corp. ....................... 1,585 102,407
4,907,794
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. .............. 10,024 73,576
Aviat Networks, Inc.
(a)
................ 1,387 45,299
Calix, Inc.
(a)(b)
...................... 7,350 321,121
Cambium Networks Corp.
(a)
............ 1,625 9,750
Clearfield, Inc.
(a)
.................... 1,859 54,060
CommScope Holding Co., Inc.
(a)(b)
........ 26,415 74,490
Comtech Telecommunications Corp. ...... 3,848 32,439
Digi International, Inc.
(a)(b)
............. 4,476 116,376
DZS, Inc.
(a)
....................... 2,131 4,198
Extreme Networks, Inc.
(a)
.............. 15,670 276,419
Harmonic, Inc.
(a)(b)
.................. 13,383 174,514
Infinera Corp.
(a)
.................... 25,509 121,168
KVH Industries, Inc.
(a)
................ 1,931 10,157

Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
NETGEAR, Inc.
(a)
................... 3,336 $ 48,639
NetScout Systems, Inc.
(a)
............. 8,627 189,363
Ribbon Communications, Inc.
(a)
......... 11,507 33,370
Viavi Solutions, Inc.
(a)
................ 27,581 277,741
1,862,680
Construction & Engineering — 1.7%
Ameresco, Inc., Class A
(a)
............. 4,007 126,902
API Group Corp.
(a)
.................. 25,969 898,527
Arcosa, Inc. ...................... 6,054 500,303
Argan, Inc. ....................... 1,605 75,098
Bowman Consulting Group Ltd.
(a)
........ 1,390 49,373
Comfort Systems USA, Inc.
(b)
........... 4,427 910,501
Concrete Pumping Holdings, Inc.
(a)(b)
...... 2,502 20,516
Construction Partners, Inc., Class A
(a)
..... 5,027 218,775
Dycom Industries, Inc.
(a)
.............. 3,589 413,058
Fluor Corp.
(a)
...................... 17,928 702,240
Granite Construction, Inc.
(b)
............ 5,541 281,815
Great Lakes Dredge & Dock Corp.
(a)
...... 7,801 59,912
IES Holdings, Inc.
(a)
................. 1,037 82,151
INNOVATE Corp.
(a)(b)
................. 6,428 7,907
Limbach Holdings, Inc.
(a)
.............. 1,073 48,789
MYR Group, Inc.
(a)
.................. 2,069 299,240
Northwest Pipe Co.
(a)
................ 1,286 38,914
Primoris Services Corp. .............. 6,638 220,448
Southland Holdings, Inc.
(a)
............. 1,020 5,263
Sterling Infrastructure, Inc.
(a)
........... 3,734 328,331
Tutor Perini Corp.
(a)
................. 5,054 45,991
5,334,054
Construction Materials — 0.3%
Knife River Corp.
(a)(b)
................. 6,998 463,128
Summit Materials, Inc., Class A
(a)
........ 14,887 572,554
United States Lime & Minerals, Inc. ....... 231 53,211
1,088,893
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............ 508 19,644
Bread Financial Holdings, Inc.
(b)
......... 3,398 111,930
Consumer Portfolio Services, Inc.
(a)
....... 1,600 14,992
Encore Capital Group, Inc.
(a)
........... 2,936 149,002
Enova International, Inc.
(a)
............. 3,646 201,843
FirstCash Holdings, Inc. .............. 4,674 506,615
Green Dot Corp., Class A
(a)
............ 5,435 53,807
LendingClub Corp.
(a)
................. 13,060 114,144
LendingTree, Inc.
(a)
.................. 1,244 37,718
Navient Corp. ..................... 10,721 199,625
Nelnet, Inc., Class A ................. 1,599 141,064
NerdWallet, Inc., Class A
(a)
............. 4,360 64,179
OppFi, Inc., Class A
(a)
................ 2,409 12,334
PRA Group, Inc.
(a)
.................. 4,717 123,585
PROG Holdings, Inc.
(a)
............... 5,686 175,754
Regional Management Corp. ........... 939 23,550
Upstart Holdings, Inc.
(a)(b)
.............. 9,140 373,461
World Acceptance Corp.
(a)
............. 513 66,962
2,390,209
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)
(b)
............... 4,059 233,555
Chefs' Warehouse, Inc. (The)
(a)
......... 4,255 125,225
HF Foods Group, Inc.
(a)(b)
.............. 5,136 27,426
Ingles Markets, Inc., Class A ........... 1,713 147,952
Natural Grocers by Vitamin Cottage, Inc. ... 1,096 17,536
PriceSmart, Inc. .................... 3,134 237,494
SpartanNash Co. ................... 4,315 99,029
Sprouts Farmers Market, Inc.
(a)
.......... 12,645 608,351
United Natural Foods, Inc.
(a)
............ 7,448 120,881
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Village Super Market, Inc., Class A ....... 1,200 $ 31,476
Weis Markets, Inc.
(b)
................. 2,099 134,252
1,783,177
Containers & Packaging — 0.3%
Greif, Inc., Class A
(b)
................. 3,033 198,935
Greif, Inc., Class B .................. 626 41,322
Myers Industries, Inc. ................ 4,635 90,614
O-I Glass, Inc.
(a)
.................... 19,507 319,525
Pactiv Evergreen, Inc. ............... 5,271 72,265
Ranpak Holdings Corp., Class A
(a)
....... 5,649 32,877
TriMas Corp. ...................... 5,248 132,932
888,470
Distributors — 0.0%
Weyco Group, Inc. .................. 685 21,482
Diversified Consumer Services — 1.2%
2U, Inc.
(a)
........................ 9,551 11,748
Adtalem Global Education, Inc.
(a)
........ 4,953 291,979
Carriage Services, Inc. ............... 1,563 39,090
Chegg, Inc.
(a)
...................... 14,481 164,504
Coursera, Inc.
(a)(b)
................... 16,203 313,852
Duolingo, Inc., Class A
(a)
.............. 3,642 826,188
European Wax Center, Inc., Class A
(a)(b)
.... 4,196 57,024
Frontdoor, Inc.
(a)
.................... 9,994 351,989
Graham Holdings Co., Class B .......... 448 312,041
Laureate Education, Inc. .............. 16,296 223,418
Lincoln Educational Services Corp.
(a)
...... 2,422 24,317
Nerdy, Inc., Class A
(a)
................ 8,498 29,148
OneSpaWorld Holdings Ltd.
(a)
.......... 10,258 144,638
Perdoceo Education Corp. ............. 7,960 139,777
Rover Group, Inc., Class A
(a)
........... 11,194 121,791
Strategic Education, Inc.
(b)
............. 2,814 259,929
Stride, Inc.
(a)
...................... 5,281 313,533
Udemy, Inc.
(a)
..................... 11,119 163,783
Universal Technical Institute, Inc.
(a)
....... 3,761 47,088
WW International, Inc.
(a)
.............. 7,080 61,950
3,897,787
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............. 9,261 176,144
Alpine Income Property Trust, Inc.
(b)
...... 1,913 32,349
American Assets Trust, Inc.
(b)
........... 6,047 136,118
Armada Hoffler Properties, Inc.
(b)
........ 8,754 108,287
Broadstone Net Lease, Inc. ............ 23,756 409,078
CTO Realty Growth, Inc.
(b)
............. 2,802 48,559
Empire State Realty Trust, Inc., Class A .... 16,564 160,505
Essential Properties Realty Trust, Inc. ..... 19,535 499,315
Gladstone Commercial Corp. ........... 5,185 68,649
Global Net Lease, Inc. ............... 24,848 247,238
NexPoint Diversified Real Estate Trust .... 4,232 33,644
One Liberty Properties, Inc. ............ 1,961 42,966
1,962,852
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)
..................... 1,637 54,545
AST SpaceMobile, Inc., Class A
(a)(b)
....... 10,083 60,800
ATN International, Inc.
(b)
.............. 1,274 49,648
Bandwidth, Inc., Class A
(a)
............. 2,653 38,389
Charge Enterprises, Inc.
(a)
............. 16,803 1,917
Cogent Communications Holdings, Inc. .... 5,410 411,485
Consolidated Communications Holdings, Inc.
(a)
8,625 37,519
EchoStar Corp., Class A
(a)
............. 15,451 256,023
Globalstar, Inc.
(a)(b)
.................. 88,817 172,305
IDT Corp., Class B
(a)
................. 2,017 68,760
Liberty Latin America Ltd., Class A
(a)
...... 5,114 37,383

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Liberty Latin America Ltd., Class C
(a)
...... 16,461 $ 120,824
Lumen Technologies, Inc.
(a)(b)
........... 124,216 227,315
Ooma, Inc.
(a)
...................... 2,827 30,334
Shenandoah Telecommunications Co.
(b)
.... 6,162 133,222
1,700,469
Electric Utilities — 0.7%
ALLETE, Inc. ..................... 7,260 444,021
Genie Energy Ltd., Class B ............ 2,291 64,446
MGE Energy, Inc. ................... 4,574 330,746
Otter Tail Corp.
(b)
................... 5,129 435,811
PNM Resources, Inc. ................ 10,626 442,042
Portland General Electric Co.
(b)
.......... 12,692 550,071
2,267,137
Electrical Equipment — 1.4%
Allient, Inc. ....................... 1,738 52,505
Amprius Technologies, Inc.
(a)
........... 938 4,962
Array Technologies, Inc.
(a)
............. 18,688 313,958
Atkore, Inc.
(a)
...................... 4,720 755,200
Babcock & Wilcox Enterprises, Inc.
(a)
...... 6,886 10,054
Blink Charging Co.
(a)
................. 7,690 26,069
Bloom Energy Corp., Class A
(a)(b)
........ 23,697 350,716
Dragonfly Energy Holdings Corp.
(a)
....... 5,063 2,743
Encore Wire Corp. .................. 1,866 398,578
Energy Vault Holdings, Inc.
(a)(b)
.......... 13,528 31,520
EnerSys ......................... 5,146 519,540
Enovix Corp.
(a)
..................... 17,525 219,413
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 13,615 14,840
ESS Tech, Inc.
(a)
................... 10,638 12,127
Fluence Energy, Inc., Class A
(a)(b)
........ 7,189 171,458
FTC Solar, Inc.
(a)(b)
.................. 8,359 5,791
FuelCell Energy, Inc.
(a)
............... 57,336 91,738
GrafTech International Ltd.
(b)
........... 24,548 53,760
LSI Industries, Inc.
(b)
................. 3,605 50,758
NEXTracker, Inc., Class A
(a)
............ 6,133 287,331
NuScale Power Corp., Class A
(a)
......... 6,531 21,487
Powell Industries, Inc. ................ 1,188 105,019
Preformed Line Products Co.
(b)
.......... 290 38,819
SES AI Corp., Class A
(a)
.............. 15,997 29,275
Shoals Technologies Group, Inc., Class A
(a)
. 21,474 333,706
SKYX Platforms Corp.
(a)
.............. 6,518 10,429
Stem, Inc.
(a)
....................... 17,311 67,167
SunPower Corp.
(a)
.................. 10,843 52,372
Thermon Group Holdings, Inc.
(a)
......... 4,256 138,618
TPI Composites, Inc.
(a)
............... 5,282 21,867
Vicor Corp.
(a)
...................... 2,726 122,506
4,314,326
Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.
(a)
.................. 2,594 29,105
Advanced Energy Industries, Inc.
(b)
....... 4,644 505,825
Aeva Technologies, Inc.
(a)
............. 9,944 7,535
Akoustis Technologies, Inc.
(a)
........... 9,072 7,566
Arlo Technologies, Inc.
(a)
.............. 11,100 105,672
Badger Meter, Inc.
(b)
................. 3,669 566,384
Bel Fuse, Inc., Class B ............... 1,277 85,265
Belden, Inc.
(b)
..................... 5,260 406,335
Benchmark Electronics, Inc. ........... 4,508 124,601
Climb Global Solutions, Inc. ............ 456 25,002
CTS Corp. ....................... 3,872 169,361
Daktronics, Inc.
(a)
................... 4,665 39,559
ePlus, Inc.
(a)
...................... 3,379 269,779
Evolv Technologies Holdings, Inc.
(a)
....... 13,774 65,013
Fabrinet
(a)
........................ 4,567 869,237
FARO Technologies, Inc.
(a)
............. 2,309 52,022
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc.
(a)
............. 3,589 $ 635,935
Iteris, Inc.
(a)(b)
...................... 4,835 25,142
Itron, Inc.
(a)
....................... 5,669 428,066
Kimball Electronics, Inc.
(a)
............. 3,059 82,440
Knowles Corp.
(a)
................... 11,244 201,380
Lightwave Logic, Inc.
(a)
............... 14,442 71,921
Luna Innovations, Inc.
(a)(b)
............. 3,909 25,995
Methode Electronics, Inc. ............. 4,365 99,216
MicroVision, Inc.
(a)(b)
................. 21,927 58,326
Mirion Technologies, Inc., Class A
(a)(b)
..... 24,506 251,187
Napco Security Technologies, Inc.
(b)
...... 4,251 145,597
nLight, Inc.
(a)
...................... 5,642 76,167
Novanta, Inc.
(a)(b)
................... 4,472 753,130
OSI Systems, Inc.
(a)
................. 1,994 257,326
PAR Technology Corp.
(a)
.............. 3,328 144,901
PC Connection, Inc. ................. 1,428 95,976
Plexus Corp.
(a)(b)
.................... 3,407 368,399
Presto Automation, Inc.
(a)
.............. 1,811 963
Richardson Electronics Ltd. ............ 1,438 19,197
Rogers Corp.
(a)(b)
................... 2,188 288,969
Sanmina Corp.
(a)(b)
.................. 7,058 362,569
ScanSource, Inc.
(a)
.................. 3,284 130,079
SmartRent, Inc., Class A
(a)(b)
............ 22,841 72,863
TTM Technologies, Inc.
(a)
.............. 13,017 205,799
Vishay Intertechnology, Inc. ............ 16,071 385,222
Vishay Precision Group, Inc.
(a)
.......... 1,433 48,822
Vuzix Corp.
(a)
...................... 6,990 14,574
8,578,422
Energy Equipment & Services — 2.4%
Archrock, Inc. ..................... 17,460 268,884
Atlas Energy Solutions, Inc. ............ 1,993 34,319
Borr Drilling Ltd.
(a)
.................. 27,924 205,521
Bristow Group, Inc.
(a)(b)
............... 3,081 87,100
Cactus, Inc., Class A ................ 7,993 362,882
ChampionX Corp.
(b)
................. 24,394 712,549
Core Laboratories, Inc. ............... 5,761 101,739
Diamond Offshore Drilling, Inc.
(a)
......... 12,591 163,683
DMC Global, Inc.
(a)
.................. 2,665 50,155
Dril-Quip, Inc.
(a)
.................... 4,147 96,501
Expro Group Holdings NV
(a)
............ 11,041 175,773
Forum Energy Technologies, Inc.
(a)(b)
...... 1,154 25,584
Helix Energy Solutions Group, Inc.
(a)(b)
..... 18,166 186,746
Helmerich & Payne, Inc.
(b)
............. 12,173 440,906
KLX Energy Services Holdings, Inc.
(a)
..... 1,542 17,363
Kodiak Gas Services, Inc. ............. 1,904 38,232
Liberty Energy, Inc., Class A
(b)
.......... 20,567 373,085
Mammoth Energy Services, Inc.
(a)
........ 2,727 12,162
Nabors Industries Ltd.
(a)
.............. 1,116 91,099
Newpark Resources, Inc.
(a)
............ 9,368 62,204
Noble Corp. plc .................... 13,927 670,724
Oceaneering International, Inc.
(a)
........ 12,491 265,808
Oil States International, Inc.
(a)
........... 7,905 53,675
Patterson-UTI Energy, Inc. ............ 44,197 477,328
ProFrac Holding Corp., Class A
(a)(b)
....... 2,833 24,024
ProPetro Holding Corp.
(a)
.............. 12,624 105,789
Ranger Energy Services, Inc.
(b)
......... 1,537 15,724
RPC, Inc.
(b)
....................... 10,531 76,666
SEACOR Marine Holdings, Inc.
(a)
........ 2,854 35,932
Seadrill Ltd.
(a)
..................... 6,362 300,795
Select Water Solutions, Inc., Class A ...... 10,279 78,018
Solaris Oilfield Infrastructure, Inc., Class A .. 4,262 33,926
TETRA Technologies, Inc.
(a)
............ 15,972 72,193
Tidewater, Inc.
(a)
................... 5,729 413,118
US Silica Holdings, Inc.
(a)
............. 9,558 108,101
Valaris Ltd.
(a)
...................... 7,493 513,795

Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Weatherford International plc
(a)
.......... 8,908 $ 871,470
7,623,573
Entertainment — 0.4%
Atlanta Braves Holdings, Inc., Class A
(a)
.... 1,365 58,395
Atlanta Braves Holdings, Inc., Class C
(a)
... 5,558 219,985
Cinemark Holdings, Inc.
(a)
............. 13,523 190,539
IMAX Corp.
(a)
..................... 5,497 82,565
Lions Gate Entertainment Corp., Class A
(a)
.. 8,743 95,299
Lions Gate Entertainment Corp., Class B
(a)
.. 13,753 140,143
Loop Media, Inc.
(a)(b)
................. 4,484 4,484
Madison Square Garden Entertainment Corp.
(a)
4,999 158,918
Marcus Corp. (The)
(b)
................ 3,200 46,656
Playstudios, Inc., Class A
(a)
............ 11,111 30,111
Reservoir Media, Inc.
(a)
............... 2,375 16,934
Sphere Entertainment Co., Class A
(a)(b)
..... 3,241 110,064
Vivid Seats, Inc., Class A
(a)
............ 2,872 18,151
1,172,244
Financial Services — 2.4%
Acacia Research Corp.
(a)
.............. 4,540 17,797
Alerus Financial Corp. ............... 2,444 54,721
A-Mark Precious Metals, Inc.
(b)
.......... 2,322 70,241
AvidXchange Holdings, Inc.
(a)(b)
.......... 18,789 232,796
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 3,625 89,683
Cannae Holdings, Inc.
(a)
.............. 9,129 178,107
Cantaloupe, Inc.
(a)
.................. 6,923 51,299
Cass Information Systems, Inc.
(b)
........ 1,674 75,414
Compass Diversified Holdings .......... 7,842 176,053
Enact Holdings, Inc. ................. 3,850 111,227
Essent Group Ltd. .................. 13,130 692,476
EVERTEC, Inc. .................... 8,153 333,784
Federal Agricultural Mortgage Corp., Class C 1,151 220,094
Finance of America Cos., Inc., Class A
(a)
... 6,243 6,867
Flywire Corp.
(a)
.................... 13,269 307,177
I3 Verticals, Inc., Class A
(a)
............. 2,982 63,129
International Money Express, Inc.
(a)(b)
...... 4,172 92,159
Jackson Financial, Inc., Class A ......... 9,774 500,429
Marqeta, Inc., Class A
(a)
.............. 60,300 420,894
Merchants Bancorp ................. 1,980 84,308
Mr Cooper Group, Inc.
(a)
.............. 8,120 528,774
NewtekOne, Inc. ................... 3,060 42,228
NMI Holdings, Inc., Class A
(a)
........... 10,028 297,631
Ocwen Financial Corp.
(a)(b)
............. 821 25,254
Pagseguro Digital Ltd., Class A
(a)
........ 24,608 306,862
Payoneer Global, Inc.
(a)
............... 32,232 167,929
Paysafe Ltd.
(a)
..................... 4,133 52,861
Paysign, Inc.
(a)
..................... 3,739 10,469
PennyMac Financial Services, Inc.
(b)
...... 3,201 282,872
Priority Technology Holdings, Inc.
(a)
....... 1,951 6,946
Radian Group, Inc. .................. 18,546 529,488
Remitly Global, Inc.
(a)
................ 16,621 322,780
Repay Holdings Corp., Class A
(a)
........ 10,324 88,167
Security National Financial Corp., Class A
(a)(b)
1,267 11,403
StoneCo Ltd., Class A
(a)
.............. 36,402 656,328
SWK Holdings Corp.
(a)
............... 413 7,240
Velocity Financial, Inc.
(a)
.............. 1,023 17,616
Walker & Dunlop, Inc.
(b)
............... 3,988 442,708
Waterstone Financial, Inc. ............. 2,445 34,719
7,610,930
Food Products — 1.0%
Alico, Inc.
(b)
....................... 1,070 31,116
B&G Foods, Inc.
(b)
.................. 8,791 92,305
Benson Hill, Inc.
(a)
.................. 19,877 3,455
Security
Shares
Shares Value
Food Products (continued)
Beyond Meat, Inc.
(a)(b)
................ 7,668 $ 68,245
BRC, Inc., Class A
(a)
................. 4,682 16,996
Calavo Growers, Inc.
(b)
............... 2,114 62,173
Cal-Maine Foods, Inc.
(b)
.............. 5,108 293,148
Dole plc ......................... 8,579 105,436
Forafric Global plc
(a)
................. 802 8,493
Fresh Del Monte Produce, Inc. .......... 4,247 111,484
Hain Celestial Group, Inc. (The)
(a)
........ 11,083 121,359
J & J Snack Foods Corp. .............. 1,864 311,549
John B Sanfilippo & Son, Inc.
(b)
.......... 1,123 115,714
Lancaster Colony Corp.
(b)
............. 2,432 404,660
Limoneira Co. ..................... 1,958 40,394
Mission Produce, Inc.
(a)
............... 5,804 58,562
Seneca Foods Corp., Class A
(a)
......... 591 30,992
Simply Good Foods Co. (The)
(a)
......... 11,400 451,440
Sovos Brands, Inc.
(a)
................. 6,846 150,817
SunOpta, Inc.
(a)(b)
................... 10,875 59,486
TreeHouse Foods, Inc.
(a)
.............. 6,428 266,441
Utz Brands, Inc., Class A
(b)
............ 8,718 141,580
Vital Farms, Inc.
(a)
.................. 3,731 58,539
Westrock Coffee Co.
(a)
............... 3,342 34,122
3,038,506
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A
(b)
... 15,089 532,340
Chesapeake Utilities Corp. ............ 2,647 279,603
New Jersey Resources Corp. ........... 12,157 541,959
Northwest Natural Holding Co. .......... 4,529 176,359
ONE Gas, Inc. ..................... 6,951 442,918
RGC Resources, Inc. ................ 893 18,164
Southwest Gas Holdings, Inc. .......... 7,646 484,374
Spire, Inc.
(b)
....................... 6,381 397,791
2,873,508
Ground Transportation — 0.5%
ArcBest Corp. ..................... 2,954 355,100
Covenant Logistics Group, Inc., Class A .... 1,100 50,644
Daseke, Inc.
(a)(b)
.................... 5,022 40,678
FTAI Infrastructure, Inc. ............... 11,882 46,221
Heartland Express, Inc. ............... 5,670 80,854
Marten Transport Ltd. ................ 7,258 152,273
PAM Transportation Services, Inc.
(a)
...... 707 14,692
RXO, Inc.
(a)
....................... 14,253 331,525
TuSimple Holdings, Inc., Class A
(a)
....... 21,399 18,784
Universal Logistics Holdings, Inc. ........ 814 22,808
Werner Enterprises, Inc.
(b)
............. 7,931 336,037
1,449,616
Health Care Equipment & Supplies — 2.8%
Accuray, Inc.
(a)
..................... 11,215 31,738
Alphatec Holdings, Inc.
(a)
.............. 11,577 174,928
AngioDynamics, Inc.
(a)
............... 5,151 40,384
Artivion, Inc.
(a)
..................... 5,060 90,473
AtriCure, Inc.
(a)
.................... 5,732 204,575
Atrion Corp. ...................... 173 65,531
Avanos Medical, Inc.
(a)
............... 5,814 130,408
AxoGen, Inc.
(a)
..................... 4,664 31,855
Axonics, Inc.
(a)(b)
.................... 6,284 391,053
Beyond Air, Inc.
(a)
................... 3,226 6,323
Butterfly Network, Inc., Class A
(a)(b)
....... 16,148 17,440
Cerus Corp.
(a)
..................... 23,654 51,093
ClearPoint Neuro, Inc.
(a)(b)
............. 2,841 19,290
CONMED Corp.
(b)
.................. 3,837 420,190
Cutera, Inc.
(a)
..................... 2,055 7,244
CVRx, Inc.
(a)
...................... 1,328 41,752
Embecta Corp. .................... 7,296 138,113

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Glaukos Corp.
(a)
.................... 5,834 $ 463,745
Haemonetics Corp.
(a)
................ 6,213 531,274
Inari Medical, Inc.
(a)
................. 6,605 428,797
Inmode Ltd.
(a)
..................... 9,907 220,332
Inogen, Inc.
(a)
..................... 2,708 14,867
Integer Holdings Corp.
(a)(b)
............. 4,159 412,074
iRadimed Corp. .................... 812 38,546
iRhythm Technologies, Inc.
(a)(b)
.......... 3,884 415,743
KORU Medical Systems, Inc.
(a)(b)
......... 3,441 8,448
Lantheus Holdings, Inc.
(a)
............. 8,454 524,148
LeMaitre Vascular, Inc.
(b)
.............. 2,504 142,127
LivaNova plc
(a)
..................... 6,858 354,833
Merit Medical Systems, Inc.
(a)
........... 7,029 533,923
Nano-X Imaging Ltd.
(a)
............... 5,600 35,672
Neogen Corp.
(a)
.................... 26,921 541,381
Nevro Corp.
(a)
..................... 4,491 96,646
Omnicell, Inc.
(a)(b)
................... 5,575 209,787
OraSure Technologies, Inc.
(a)(b)
.......... 8,690 71,258
Orchestra BioMed Holdings, Inc.
(a)
....... 1,709 15,603
Orthofix Medical, Inc.
(a)
............... 4,464 60,175
OrthoPediatrics Corp.
(a)
............... 1,931 62,777
Outset Medical, Inc.
(a)
................ 5,979 32,346
Paragon 28, Inc.
(a)(b)
................. 5,313 66,041
PROCEPT BioRobotics Corp.
(a)
......... 5,046 211,478
Pulmonx Corp.
(a)
................... 4,607 58,739
Pulse Biosciences, Inc.
(a)
.............. 1,871 22,901
RxSight, Inc.
(a)(b)
.................... 3,557 143,418
Sanara Medtech, Inc.
(a)(b)
.............. 433 17,796
Semler Scientific, Inc.
(a)
............... 599 26,530
SI-BONE, Inc.
(a)
.................... 4,980 104,530
Sight Sciences, Inc.
(a)
................ 2,527 13,039
Silk Road Medical, Inc.
(a)
.............. 4,762 58,430
STAAR Surgical Co.
(a)
................ 6,150 191,941
Surmodics, Inc.
(a)
................... 1,610 58,524
Tactile Systems Technology, Inc.
(a)
....... 2,848 40,726
Tela Bio, Inc.
(a)
..................... 1,829 12,108
TransMedics Group, Inc.
(a)
............. 3,996 315,404
Treace Medical Concepts, Inc.
(a)
......... 5,432 69,258
UFP Technologies, Inc.
(a)
.............. 859 147,782
Utah Medical Products, Inc. ............ 363 30,572
Varex Imaging Corp.
(a)
............... 4,877 99,979
Vicarious Surgical, Inc., Class A
(a)
........ 10,575 3,878
Zimvie, Inc.
(a)
...................... 3,284 58,291
Zynex, Inc.
(a)(b)
..................... 2,352 25,613
8,853,870
Health Care Providers & Services — 2.5%
23andMe Holding Co., Class A
(a)(b)
....... 40,817 37,286
Accolade, Inc.
(a)
.................... 8,654 103,935
AdaptHealth Corp.
(a)
................. 11,833 86,263
Addus HomeCare Corp.
(a)(b)
............ 1,959 181,893
Agiliti, Inc.
(a)
...................... 3,678 29,130
AirSculpt Technologies, Inc.
(a)(b)
......... 1,033 7,737
Alignment Healthcare, Inc.
(a)
........... 10,399 89,535
AMN Healthcare Services, Inc.
(a)(b)
....... 4,768 357,028
Apollo Medical Holdings, Inc.
(a)
.......... 5,260 201,458
Aveanna Healthcare Holdings, Inc.
(a)
...... 5,828 15,619
Brookdale Senior Living, Inc.
(a)
.......... 24,062 140,041
Cano Health, Inc.
(a)(b)
................ 301 1,767
CareMax, Inc., Class A
(a)
.............. 9,597 4,781
Castle Biosciences, Inc.
(a)
............. 3,023 65,236
Community Health Systems, Inc.
(a)
....... 14,465 45,276
CorVel Corp.
(a)(b)
.................... 1,059 261,795
Cross Country Healthcare, Inc.
(a)
........ 4,464 101,065
DocGo, Inc.
(a)
..................... 9,541 53,334
Enhabit, Inc.
(a)
..................... 6,202 64,191
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Ensign Group, Inc. (The)
(b)
............. 6,755 $ 757,979
Fulgent Genetics, Inc.
(a)
.............. 2,569 74,270
Guardant Health, Inc.
(a)
............... 14,168 383,244
HealthEquity, Inc.
(a)
.................. 10,532 698,272
Hims & Hers Health, Inc., Class A
(a)
....... 15,185 135,147
InfuSystem Holdings, Inc.
(a)
............ 2,010 21,185
Innovage Holding Corp.
(a)
............. 2,186 13,116
Invitae Corp.
(a)(b)
.................... 37,811 23,700
Joint Corp. (The)
(a)
.................. 1,617 15,539
LifeStance Health Group, Inc.
(a)
......... 12,972 101,571
ModivCare, Inc.
(a)
................... 1,556 68,448
National HealthCare Corp.
(b)
........... 1,502 138,815
National Research Corp. .............. 1,725 68,241
NeoGenomics, Inc.
(a)(b)
............... 16,098 260,466
OPKO Health, Inc.
(a)(b)
................ 48,843 73,753
Option Care Health, Inc.
(a)
............. 20,925 704,963
Owens & Minor, Inc.
(a)
................ 9,201 177,303
P3 Health Partners, Inc., Class A
(a)
....... 5,268 7,428
Patterson Cos., Inc. ................. 10,624 302,253
Pediatrix Medical Group, Inc.
(a)
.......... 10,618 98,747
Pennant Group, Inc. (The)
(a)
............ 3,760 52,339
PetIQ, Inc., Class A
(a)
................ 3,659 72,265
Privia Health Group, Inc.
(a)
............. 14,145 325,759
Progyny, Inc.
(a)(b)
................... 9,836 365,703
Quipt Home Medical Corp.
(a)
........... 4,359 22,187
RadNet, Inc.
(a)
..................... 7,416 257,854
Select Medical Holdings Corp. .......... 13,343 313,561
Surgery Partners, Inc.
(a)
.............. 9,404 300,834
US Physical Therapy, Inc.
(b)
............ 1,823 169,794
Viemed Healthcare, Inc.
(a)
............. 3,706 29,092
7,881,198
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................. 12,633 282,726
Community Healthcare Trust, Inc. ........ 3,520 93,773
Diversified Healthcare Trust ............ 31,390 117,399
Global Medical REIT, Inc. ............. 8,621 95,693
LTC Properties, Inc. ................. 5,250 168,630
National Health Investors, Inc. .......... 5,233 292,263
Physicians Realty Trust ............... 30,320 403,559
Sabra Health Care REIT, Inc.
(b)
.......... 29,079 414,957
Universal Health Realty Income Trust ..... 1,795 77,634
1,946,634
Health Care Technology — 0.5%
American Well Corp., Class A
(a)
......... 28,979 43,179
Computer Programs & Systems, Inc.
(a)
..... 1,729 19,365
Definitive Healthcare Corp., Class A
(a)
..... 5,763 57,284
Evolent Health, Inc., Class A
(a)
.......... 13,779 455,120
Health Catalyst, Inc.
(a)
................ 6,886 63,764
HealthStream, Inc. .................. 2,970 80,279
Multiplan Corp., Class A
(a)
............. 51,704 74,454
OptimizeRx Corp.
(a)
................. 2,300 32,913
Phreesia, Inc.
(a)
.................... 6,741 156,054
Schrodinger, Inc.
(a)(b)
................. 6,757 241,901
Sharecare, Inc., Class A
(a)
............. 40,269 43,490
Simulations Plus, Inc.
(b)
............... 2,021 90,440
Veradigm, Inc.
(a)
.................... 13,443 141,017
1,499,260
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.
(b)
........... 27,133 450,679
Braemar Hotels & Resorts, Inc.
(b)
........ 8,632 21,580
Chatham Lodging Trust ............... 5,768 61,833
DiamondRock Hospitality Co.
(b)
......... 26,545 249,257
Pebblebrook Hotel Trust .............. 15,179 242,560

Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
RLJ Lodging Trust .................. 19,532 $ 228,915
Ryman Hospitality Properties, Inc. ....... 7,297 803,108
Service Properties Trust .............. 20,094 171,603
Summit Hotel Properties, Inc. ........... 13,855 93,106
Sunstone Hotel Investors, Inc.
(b)
......... 25,975 278,712
Xenia Hotels & Resorts, Inc. ........... 13,463 183,366
2,784,719
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A
(a)
...... 6,784 69,672
Bally's Corp.
(a)(b)
.................... 3,691 51,453
Biglari Holdings, Inc., Class B
(a)
......... 65 10,720
BJ's Restaurants, Inc.
(a)
............... 2,971 106,986
Bloomin' Brands, Inc.
(b)
............... 10,923 307,482
Bluegreen Vacations Holding Corp. ....... 1,309 98,332
Bowlero Corp., Class A
(a)
.............. 2,263 32,044
Brinker International, Inc.
(a)
............ 5,585 241,160
Carrols Restaurant Group, Inc. .......... 4,331 34,128
Century Casinos, Inc.
(a)
............... 3,716 18,134
Cheesecake Factory, Inc. (The)
(b)
........ 6,144 215,101
Chuy's Holdings, Inc.
(a)
............... 2,210 84,488
Cracker Barrel Old Country Store, Inc.
(b)
... 2,760 212,741
Dave & Buster's Entertainment, Inc.
(a)
..... 4,469 240,656
Denny's Corp.
(a)
.................... 6,672 72,591
Dine Brands Global, Inc.
(b)
............. 1,980 98,307
El Pollo Loco Holdings, Inc.
(a)
........... 3,140 27,695
Everi Holdings, Inc.
(a)
................ 10,723 120,848
First Watch Restaurant Group, Inc.
(a)
...... 2,640 53,064
Full House Resorts, Inc.
(a)
............. 3,953 21,228
Global Business Travel Group I
(a)
........ 3,738 24,110
Golden Entertainment, Inc. ............ 2,622 104,696
Hilton Grand Vacations, Inc.
(a)
.......... 10,183 409,153
Inspired Entertainment, Inc.
(a)
........... 2,571 25,402
International Game Technology plc ....... 13,525 370,720
Jack in the Box, Inc. ................. 2,576 210,279
Krispy Kreme, Inc.
(b)
................. 11,110 167,650
Kura Sushi USA, Inc., Class A
(a)(b)
........ 718 54,568
Life Time Group Holdings, Inc.
(a)
......... 5,394 81,342
Light & Wonder, Inc., Class A
(a)(b)
........ 11,403 936,300
Lindblad Expeditions Holdings, Inc.
(a)
...... 4,188 47,199
Monarch Casino & Resort, Inc. .......... 1,662 114,927
Mondee Holdings, Inc., Class A
(a)
........ 5,362 14,799
Nathan's Famous, Inc.
(b)
.............. 364 28,396
Noodles & Co., Class A
(a)(b)
............ 5,344 16,834
ONE Group Hospitality, Inc. (The)
(a)
....... 3,303 20,214
Papa John's International, Inc.
(b)
......... 4,136 315,287
PlayAGS, Inc.
(a)
.................... 4,435 37,387
Portillo's, Inc., Class A
(a)
.............. 5,671 90,339
Potbelly Corp.
(a)
.................... 2,991 31,166
RCI Hospitality Holdings, Inc. ........... 1,076 71,296
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 1,939 24,179
Red Rock Resorts, Inc., Class A
(b)
........ 6,018 320,940
Rush Street Interactive, Inc., Class A
(a)
.... 7,983 35,844
Sabre Corp.
(a)(b)
.................... 41,704 183,498
SeaWorld Entertainment, Inc.
(a)
......... 4,468 236,044
Shake Shack, Inc., Class A
(a)
........... 4,718 349,698
Six Flags Entertainment Corp.
(a)
......... 8,915 223,588
Super Group SGHC Ltd.
(a)
............. 16,574 52,540
Sweetgreen, Inc., Class A
(a)
............ 11,966 135,216
Target Hospitality Corp.
(a)
............. 3,946 38,395
Xponential Fitness, Inc., Class A
(a)
....... 2,984 38,464
6,927,300
Household Durables — 2.4%
Beazer Homes USA, Inc.
(a)
............ 3,705 125,192
Cavco Industries, Inc.
(a)
............... 1,078 373,656
Security
Shares
Shares Value
Household Durables (continued)
Century Communities, Inc. ............ 3,581 $ 326,372
Cricut, Inc., Class A ................. 5,860 38,617
Dream Finders Homes, Inc., Class A
(a)
..... 2,945 104,636
Ethan Allen Interiors, Inc. ............. 2,912 92,951
GoPro, Inc., Class A
(a)
................ 15,442 53,584
Green Brick Partners, Inc.
(a)
............ 3,253 168,961
Helen of Troy Ltd.
(a)
................. 2,994 361,705
Hooker Furnishings Corp. ............. 1,280 33,382
Hovnanian Enterprises, Inc., Class A
(a)(b)
... 589 91,660
Installed Building Products, Inc.
(b)
........ 2,947 538,770
iRobot Corp.
(a)
..................... 3,461 133,941
KB Home ........................ 8,874 554,270
Landsea Homes Corp.
(a)
.............. 2,359 30,997
La-Z-Boy, Inc. ..................... 5,447 201,103
Legacy Housing Corp.
(a)
.............. 1,352 34,097
LGI Homes, Inc.
(a)
.................. 2,635 350,877
Lovesac Co. (The)
(a)
................. 1,802 46,041
M/I Homes, Inc.
(a)
................... 3,301 454,680
MDC Holdings, Inc.
(b)
................ 7,563 417,856
Meritage Homes Corp. ............... 4,506 784,945
Purple Innovation, Inc. ............... 5,895 6,072
Skyline Champion Corp.
(a)
............. 6,656 494,275
Snap One Holdings Corp.
(a)
............ 2,210 19,691
Sonos, Inc.
(a)
...................... 15,909 272,680
Taylor Morrison Home Corp.
(a)
.......... 12,842 685,121
Traeger, Inc.
(a)
..................... 4,596 12,547
TRI Pointe Homes, Inc.
(a)
.............. 11,889 420,871
United Homes Group, Inc., Class A
(a)
...... 827 6,972
Vizio Holding Corp., Class A
(a)
.......... 9,317 71,741
VOXX International Corp., Class A
(a)
...... 1,576 16,832
Worthington Enterprises, Inc.
(b)
.......... 3,884 223,524
7,548,619
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 1,074 53,818
Central Garden & Pet Co., Class A
(a)
...... 5,017 220,949
Energizer Holdings, Inc.
(b)
............. 8,967 284,074
Oil-Dri Corp. of America .............. 566 37,967
WD-40 Co.
(b)
...................... 1,683 402,355
999,163
Independent Power and Renewable Electricity Producers — 0.3%
Altus Power, Inc., Class A
(a)
............ 8,211 56,081
Montauk Renewables, Inc.
(a)
........... 8,056 71,779
Ormat Technologies, Inc.
(b)
............ 6,679 506,201
Sunnova Energy International, Inc.
(a)(b)
..... 13,303 202,871
836,932
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A
(b)
...... 3,041 70,795
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.
(b)
..... 3,469 349,745
LXP Industrial Trust ................. 36,351 360,602
Plymouth Industrial REIT, Inc. .......... 5,289 127,306
Terreno Realty Corp.
(b)
............... 10,239 641,678
1,479,331
Insurance — 1.8%
Ambac Financial Group, Inc.
(a)
.......... 5,463 90,030
American Coastal Insurance Corp.
(a)
...... 2,392 22,628
American Equity Investment Life Holding Co.
(a)
9,846 549,407
AMERISAFE, Inc.
(b)
................. 2,367 110,728
BRP Group, Inc., Class A
(a)
............ 7,534 180,967
CNO Financial Group, Inc. ............. 14,528 405,331
Crawford & Co., Class A .............. 1,513 19,941
Donegal Group, Inc., Class A ........... 2,120 29,659

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
eHealth, Inc.
(a)
..................... 3,900 $ 34,008
Employers Holdings, Inc. .............. 3,200 126,080
Enstar Group Ltd.
(a)
................. 1,488 437,993
F&G Annuities & Life, Inc.
(b)
............ 2,285 105,110
Fidelis Insurance Holdings Ltd.
(a)
........ 1,968 24,935
Genworth Financial, Inc., Class A
(a)
....... 55,081 367,941
GoHealth, Inc., Class A
(a)
.............. 535 7,137
Goosehead Insurance, Inc., Class A
(a)
..... 2,658 201,476
Greenlight Capital Re Ltd., Class A
(a)
...... 3,512 40,107
HCI Group, Inc.
(b)
................... 839 73,329
Hippo Holdings, Inc.
(a)
................ 1,313 11,974
Horace Mann Educators Corp. .......... 4,848 158,530
Investors Title Co. .................. 115 18,646
James River Group Holdings Ltd. ........ 3,796 35,075
Kingsway Financial Services, Inc.
(a)
....... 939 7,888
Lemonade, Inc.
(a)(b)
.................. 6,368 102,716
Maiden Holdings Ltd.
(a)
............... 10,057 23,030
MBIA, Inc.
(a)(b)
..................... 5,844 35,765
Mercury General Corp. ............... 3,348 124,914
National Western Life Group, Inc., Class A .. 289 139,593
NI Holdings, Inc.
(a)
.................. 1,275 16,562
Oscar Health, Inc., Class A
(a)(b)
.......... 20,198 184,812
Palomar Holdings, Inc.
(a)(b)
............. 3,074 170,607
ProAssurance Corp. ................. 6,029 83,140
Safety Insurance Group, Inc.
(b)
.......... 1,633 124,092
Selective Insurance Group, Inc. ......... 7,490 745,105
Selectquote, Inc.
(a)(b)
................. 20,577 28,190
SiriusPoint Ltd.
(a)
................... 11,529 133,736
Skyward Specialty Insurance Group, Inc.
(a)
.. 2,976 100,827
Stewart Information Services Corp.
(b)
...... 3,201 188,059
Tiptree, Inc. ...................... 3,191 60,501
Trupanion, Inc.
(a)
................... 4,843 147,760
United Fire Group, Inc. ............... 2,555 51,407
Universal Insurance Holdings, Inc. ....... 3,203 51,184
5,570,920
Interactive Media & Services — 0.7%
Bumble, Inc., Class A
(a)
............... 12,447 183,469
Cargurus, Inc., Class A
(a)(b)
............. 12,010 290,162
Cars.com, Inc.
(a)
.................... 8,358 158,551
DHI Group, Inc.
(a)
................... 4,964 12,857
Eventbrite, Inc., Class A
(a)
............. 9,999 83,592
EverQuote, Inc., Class A
(a)
............. 2,728 33,391
fuboTV, Inc.
(a)
..................... 34,996 111,287
Grindr, Inc.
(a)
...................... 4,871 42,767
MediaAlpha, Inc., Class A
(a)(b)
........... 3,268 36,438
Nextdoor Holdings, Inc., Class A
(a)
....... 18,214 34,424
Outbrain, Inc.
(a)
.................... 4,636 20,306
QuinStreet, Inc.
(a)
................... 6,940 88,971
Shutterstock, Inc. ................... 3,050 147,254
System1, Inc., Class A
(a)
.............. 3,236 7,184
TrueCar, Inc.
(a)(b)
.................... 9,635 33,337
Vimeo, Inc.
(a)
...................... 17,025 66,738
Yelp, Inc.
(a)
....................... 8,224 389,324
Ziff Davis, Inc.
(a)(b)
................... 5,738 385,536
ZipRecruiter, Inc., Class A
(a)
............ 8,338 115,898
2,241,486
IT Services — 0.5%
Applied Digital Corp.
(a)
............... 8,819 59,440
BigBear.ai Holdings, Inc.
(a)
............. 3,896 8,337
BigCommerce Holdings, Inc.
(a)
.......... 8,251 80,282
Brightcove, Inc.
(a)
................... 5,129 13,284
Couchbase, Inc.
(a)
.................. 4,173 93,976
DigitalOcean Holdings, Inc.
(a)(b)
.......... 7,819 286,879
Fastly, Inc., Class A
(a)
................ 15,102 268,816
Security
Shares
Shares Value
IT Services (continued)
Grid Dynamics Holdings, Inc., Class A
(a)
.... 6,744 $ 89,898
Hackett Group, Inc. (The) ............. 3,173 72,249
Information Services Group, Inc. ......... 4,126 19,434
Perficient, Inc.
(a)
.................... 4,243 279,274
Rackspace Technology, Inc.
(a)
.......... 7,166 14,332
Squarespace, Inc., Class A
(a)
........... 6,271 207,006
Thoughtworks Holding, Inc.
(a)
........... 11,655 56,061
Tucows, Inc., Class A
(a)(b)
.............. 1,282 34,614
Unisys Corp.
(a)
..................... 7,794 43,802
1,627,684
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............ 3,857 243,646
AMMO, Inc.
(a)
..................... 10,187 21,393
Clarus Corp.
(b)
..................... 2,888 19,913
Escalade, Inc. ..................... 986 19,809
Funko, Inc., Class A
(a)
................ 4,428 34,228
JAKKS Pacific, Inc.
(a)
................ 822 29,222
Johnson Outdoors, Inc., Class A ......... 635 33,922
Latham Group, Inc.
(a)
................ 5,052 13,287
Malibu Boats, Inc., Class A
(a)
........... 2,472 135,515
Marine Products Corp. ............... 798 9,097
MasterCraft Boat Holdings, Inc.
(a)
........ 2,195 49,695
Smith & Wesson Brands, Inc. ........... 5,641 76,492
Solo Brands, Inc., Class A
(a)
............ 3,296 20,303
Sturm Ruger & Co., Inc. .............. 2,180 99,081
Topgolf Callaway Brands Corp.
(a)
........ 18,220 261,275
Vista Outdoor, Inc.
(a)
................. 7,107 210,154
1,277,032
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(a)
........ 13,904 68,130
Akoya Biosciences, Inc.
(a)
............. 2,922 14,259
BioLife Solutions, Inc.
(a)(b)
.............. 4,286 69,647
Codexis, Inc.
(a)
..................... 7,084 21,606
CryoPort, Inc.
(a)
.................... 5,270 81,632
Cytek Biosciences, Inc.
(a)(b)
............ 14,912 135,997
Harvard Bioscience, Inc.
(a)(b)
............ 4,660 24,931
MaxCyte, Inc.
(a)(b)
................... 10,631 49,966
Mesa Laboratories, Inc. .............. 604 63,281
NanoString Technologies, Inc.
(a)
......... 5,292 3,961
Nautilus Biotechnology, Inc.
(a)
........... 5,548 16,588
OmniAb, Inc.
(a)(b)
................... 11,395 70,307
OmniAb, Inc., 12.50 Earnout Shares
(a)(d)
.... 703 —
OmniAb, Inc., 15.00 Earnout Shares
(a)(d)
.... 703 —
Pacific Biosciences of California, Inc.
(a)
.... 31,544 309,447
Quanterix Corp.
(a)
................... 4,455 121,800
Quantum-Si, Inc., Class A
(a)
............ 14,387 28,918
Seer, Inc., Class A
(a)
................. 7,871 15,270
SomaLogic, Inc., Class A
(a)
............ 20,213 51,139
1,146,879
Machinery — 3.5%
374Water, Inc.
(a)
.................... 6,928 9,838
3D Systems Corp.
(a)
................. 16,298 103,492
Alamo Group, Inc. .................. 1,244 261,476
Albany International Corp., Class A ....... 3,954 388,362
Astec Industries, Inc. ................ 2,957 110,000
Barnes Group, Inc. .................. 6,012 196,172
Blue Bird Corp.
(a)
................... 3,161 85,221
Chart Industries, Inc.
(a)
............... 5,328 726,366
Columbus McKinnon Corp. ............ 3,534 137,897
Commercial Vehicle Group, Inc.
(a)
........ 3,905 27,374
Desktop Metal, Inc., Class A
(a)(b)
......... 34,977 26,268
Douglas Dynamics, Inc. .............. 2,910 86,369
Energy Recovery, Inc.
(a)
.............. 6,825 128,583

Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Enerpac Tool Group Corp., Class A ....... 6,683 $ 207,774
Enpro, Inc. ....................... 2,593 406,427
ESCO Technologies, Inc.
(b)
............ 3,166 370,517
Federal Signal Corp. ................ 7,382 566,495
Franklin Electric Co., Inc.
(b)
............ 5,742 554,964
Gencor Industries, Inc.
(a)
.............. 1,043 16,834
Gorman-Rupp Co. (The) .............. 2,709 96,251
Greenbrier Cos., Inc. (The) ............ 3,751 165,719
Helios Technologies, Inc. .............. 4,094 185,663
Hillenbrand, Inc.
(b)
.................. 8,790 420,601
Hillman Solutions Corp.
(a)
............. 23,924 220,340
Hyliion Holdings Corp., Class A
(a)
........ 21,512 17,504
Hyster-Yale Materials Handling, Inc. ...... 1,387 86,258
John Bean Technologies Corp. .......... 3,988 396,607
Kadant, Inc.
(b)
..................... 1,446 405,328
Kennametal, Inc. ................... 10,453 269,583
Lindsay Corp. ..................... 1,360 175,658
Luxfer Holdings plc ................. 3,156 28,215
Manitowoc Co., Inc. (The)
(a)
............ 4,179 69,747
Mayville Engineering Co., Inc.
(a)(b)
........ 1,333 19,222
Microvast Holdings, Inc.
(a)(b)
............ 26,833 37,566
Miller Industries, Inc. ................ 1,243 52,566
Mueller Industries, Inc.
(b)
.............. 13,970 658,685
Mueller Water Products, Inc., Class A ..... 19,284 277,690
Nikola Corp.
(a)(b)
.................... 81,291 71,113
Omega Flex, Inc.
(b)
.................. 375 26,441
Park-Ohio Holdings Corp. ............. 1,037 27,957
Proto Labs, Inc.
(a)
................... 3,307 128,841
REV Group, Inc. ................... 4,239 77,023
Shyft Group, Inc. (The) ............... 4,344 53,084
SPX Technologies, Inc.
(a)(b)
............. 5,526 558,181
Standex International Corp. ............ 1,467 232,343
Tennant Co. ...................... 2,306 213,743
Terex Corp. ....................... 8,313 477,665
Titan International, Inc.
(a)
.............. 6,771 100,752
Trinity Industries, Inc. ................ 10,284 273,452
Velo3D, Inc.
(a)(b)
.................... 11,461 4,557
Wabash National Corp. ............... 5,616 143,882
Watts Water Technologies, Inc., Class A
(b)
.. 3,396 707,523
11,090,189
Marine Transportation — 0.3%
Costamare, Inc. .................... 6,404 66,666
Eagle Bulk Shipping, Inc. ............. 1,194 66,148
Genco Shipping & Trading Ltd.
(b)
......... 5,272 87,462
Golden Ocean Group Ltd. ............. 15,156 147,922
Himalaya Shipping Ltd.
(a)
.............. 3,197 21,612
Matson, Inc.
(b)
..................... 4,295 470,732
Pangaea Logistics Solutions Ltd. ........ 3,688 30,389
Safe Bulkers, Inc. .................. 9,571 37,614
928,545
Media — 0.6%
Advantage Solutions, Inc., Class A
(a)
...... 10,119 36,631
AMC Networks, Inc., Class A
(a)
.......... 4,175 78,448
Boston Omaha Corp., Class A
(a)(b)
........ 2,765 43,493
Cardlytics, Inc.
(a)
................... 4,335 39,925
Clear Channel Outdoor Holdings, Inc.
(a)
.... 49,508 90,105
Daily Journal Corp.
(a)
................ 155 52,827
Emerald Holding, Inc.
(a)
............... 2,004 11,984
Entravision Communications Corp., Class A . 8,024 33,460
EW Scripps Co. (The), Class A
(a)
........ 7,028 56,154
Gambling.com Group Ltd.
(a)
............ 1,606 15,658
Gannett Co., Inc.
(a)
.................. 18,552 42,670
Gray Television, Inc. ................. 10,125 90,720
iHeartMedia, Inc., Class A
(a)
............ 11,806 31,522
Security
Shares
Shares Value
Media (continued)
Integral Ad Science Holding Corp.
(a)
...... 5,983 $ 86,095
John Wiley & Sons, Inc., Class A ........ 4,649 147,559
Magnite, Inc.
(a)
..................... 16,673 155,726
PubMatic, Inc., Class A
(a)
.............. 5,286 86,215
Scholastic Corp. ................... 3,315 124,976
Sinclair, Inc., Class A
(b)
............... 4,174 54,387
Stagwell, Inc., Class A
(a)(b)
............. 9,935 65,869
TechTarget, Inc.
(a)
................... 3,310 115,387
TEGNA, Inc. ...................... 25,183 385,300
Thryv Holdings, Inc.
(a)
................ 3,809 77,513
Townsquare Media, Inc., Class A ........ 1,297 13,696
Urban One, Inc., Class A
(a)
............. 1,261 5,082
Urban One, Inc., Class D
(a)
............ 1,517 5,355
WideOpenWest, Inc.
(a)
............... 6,242 25,280
1,972,037
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a)
.......... 4,685 6,606
Alpha Metallurgical Resources, Inc.
(b)
..... 1,438 487,367
Arch Resources, Inc., Class A .......... 2,237 371,208
ATI, Inc.
(a)(b)
....................... 16,175 735,477
Caledonia Mining Corp. plc ............ 1,720 20,984
Carpenter Technology Corp. ........... 6,025 426,570
Century Aluminum Co.
(a)
.............. 6,320 76,725
Coeur Mining, Inc.
(a)(b)
................ 42,243 137,712
Commercial Metals Co. ............... 14,531 727,131
Compass Minerals International, Inc.
(b)
..... 4,317 109,306
Constellium SE, Class A
(a)
............. 15,852 316,406
Contango ORE, Inc.
(a)
................ 978 17,712
Dakota Gold Corp.
(a)
................. 5,897 15,450
Haynes International, Inc. ............. 1,537 87,686
Hecla Mining Co. ................... 75,851 364,843
i-80 Gold Corp.
(a)
................... 22,518 39,632
Ivanhoe Electric, Inc.
(a)
............... 7,992 80,559
Kaiser Aluminum Corp. ............... 2,029 144,445
Materion Corp. .................... 2,519 327,797
Novagold Resources, Inc.
(a)
............ 29,791 111,418
Olympic Steel, Inc. .................. 1,180 78,706
Perpetua Resources Corp.
(a)
........... 4,246 13,460
Piedmont Lithium, Inc.
(a)
.............. 2,197 62,021
Ramaco Resources, Inc., Class A
(b)
....... 2,631 45,201
Ramaco Resources, Inc., Class B
(b)
...... 520 6,921
Ryerson Holding Corp. ............... 3,534 122,559
Schnitzer Steel Industries, Inc., Class A .... 3,180 95,909
SunCoke Energy, Inc. ................ 10,374 111,417
TimkenSteel Corp.
(a)
................. 5,546 130,054
Tredegar Corp. .................... 3,463 18,735
Warrior Met Coal, Inc. ................ 6,481 395,147
Worthington Steel, Inc.
(a)
.............. 3,884 109,140
5,794,304
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc.
(b)
................. 2,019 24,289
Angel Oak Mortgage REIT, Inc. ......... 1,478 15,667
Apollo Commercial Real Estate Finance, Inc. 17,780 208,737
Arbor Realty Trust, Inc.
(b)
.............. 19,889 301,915
Ares Commercial Real Estate Corp.
(b)
..... 7,325 75,887
ARMOUR Residential REIT, Inc.
(b)
....... 6,349 122,663
Blackstone Mortgage Trust, Inc., Class A ... 21,803 463,750
BrightSpire Capital, Inc., Class A ........ 16,679 124,092
Chicago Atlantic Real Estate Finance, Inc. .. 1,895 30,661
Chimera Investment Corp. ............. 29,602 147,714
Claros Mortgage Trust, Inc.
(b)
........... 11,378 155,082
Dynex Capital, Inc.
(b)
................. 7,164 89,693
Ellington Financial, Inc.
(b)
.............. 9,391 119,360
Franklin BSP Realty Trust, Inc. .......... 10,434 140,963

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Granite Point Mortgage Trust, Inc. ....... 6,283 $ 37,321
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 12,889 355,479
Invesco Mortgage Capital, Inc. .......... 5,464 48,411
KKR Real Estate Finance Trust, Inc.
(b)
..... 7,483 99,000
Ladder Capital Corp., Class A
(b)
......... 14,119 162,510
MFA Financial, Inc.
(b)
................ 12,823 144,515
New York Mortgage Trust, Inc. .......... 10,974 93,608
Nexpoint Real Estate Finance, Inc. ....... 1,024 16,128
Orchid Island Capital, Inc.
(b)
............ 7,050 59,431
PennyMac Mortgage Investment Trust
(b)
... 10,681 159,681
Ready Capital Corp.
(b)
................ 19,659 201,505
Redwood Trust, Inc. ................. 14,113 104,577
TPG RE Finance Trust, Inc.
(b)
........... 8,122 52,793
Two Harbors Investment Corp. .......... 12,394 172,648
3,728,080
Multi-Utilities — 0.4%
Avista Corp. ...................... 9,439 337,350
Black Hills Corp. ................... 8,590 463,430
Northwestern Energy Group, Inc.
(b)
....... 7,697 391,700
Unitil Corp.
(b)
...................... 1,938 101,881
1,294,361
Office REITs — 0.7%
Brandywine Realty Trust .............. 20,253 109,366
City Office REIT, Inc. ................ 5,072 30,990
COPT Defense Properties
(b)
............ 14,147 362,588
Douglas Emmett, Inc.
(b)
............... 11,381 165,024
Easterly Government Properties, Inc. ..... 11,961 160,756
Equity Commonwealth ............... 12,538 240,730
Hudson Pacific Properties, Inc. .......... 16,576 154,323
JBG SMITH Properties
(b)
.............. 12,947 220,228
Office Properties Income Trust
(b)
......... 6,831 50,003
Orion Office REIT, Inc. ............... 8,184 46,812
Paramount Group, Inc. ............... 23,301 120,466
Peakstone Realty Trust, Class E
(b)
....... 4,489 89,466
Piedmont Office Realty Trust, Inc., Class A .. 15,756 112,025
Postal Realty Trust, Inc., Class A ........ 2,571 37,434
SL Green Realty Corp.
(b)
.............. 6,979 315,241
2,215,452
Oil, Gas & Consumable Fuels — 4.4%
Amplify Energy Corp.
(a)
............... 4,344 25,760
Ardmore Shipping Corp. .............. 4,843 68,238
Berry Corp. ....................... 9,538 67,052
California Resources Corp.
(b)
........... 8,686 474,950
Callon Petroleum Co.
(a)
............... 7,675 248,670
Centrus Energy Corp., Class A
(a)
......... 1,592 86,621
Chord Energy Corp. ................. 5,240 871,045
Civitas Resources, Inc. ............... 10,086 689,681
Clean Energy Fuels Corp.
(a)
............ 20,123 77,071
CNX Resources Corp.
(a)
.............. 19,598 391,960
Comstock Resources, Inc.
(b)
............ 11,776 104,218
CONSOL Energy, Inc. ................ 3,804 382,416
Crescent Energy, Inc., Class A
(b)
......... 9,682 127,899
CVR Energy, Inc.
(b)
.................. 4,123 124,927
Delek US Holdings, Inc. .............. 8,452 218,062
DHT Holdings, Inc. .................. 16,963 166,407
Dorian LPG Ltd. .................... 4,282 187,851
Empire Petroleum Corp.
(a)
............. 1,392 15,298
Encore Energy Corp.
(a)
............... 19,157 75,287
Energy Fuels, Inc.
(a)
................. 19,542 140,507
Enviva, Inc. ....................... 4,333 4,315
Equitrans Midstream Corp.
(b)
........... 54,345 553,232
Evolution Petroleum Corp.
(b)
............ 3,594 20,881
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Excelerate Energy, Inc., Class A ......... 2,154 $ 33,301
FLEX LNG Ltd. .................... 3,843 111,678
FutureFuel Corp. ................... 3,620 22,010
Gevo, Inc.
(a)
...................... 32,703 37,935
Golar LNG Ltd. .................... 12,607 289,835
Granite Ridge Resources, Inc. .......... 4,360 26,247
Green Plains, Inc.
(a)
................. 4,336 109,354
Gulfport Energy Corp.
(a)
.............. 1,417 188,744
Hallador Energy Co.
(a)
................ 2,602 23,002
HighPeak Energy, Inc. ............... 1,816 25,860
International Seaways, Inc. ............ 5,095 231,721
Kinetik Holdings, Inc., Class A .......... 2,143 71,576
Kosmos Energy Ltd.
(a)
................ 57,371 384,959
Magnolia Oil & Gas Corp., Class A ....... 22,226 473,192
Matador Resources Co.
(b)
............. 14,121 802,920
Murphy Oil Corp. ................... 18,634 794,926
NACCO Industries, Inc., Class A ......... 471 17,191
NextDecade Corp.
(a)(b)
................ 9,804 46,765
Nordic American Tankers Ltd. .......... 25,459 106,928
Northern Oil & Gas, Inc.
(b)
............. 10,887 403,581
Overseas Shipholding Group, Inc., Class A
(b)
7,650 40,316
Par Pacific Holdings, Inc.
(a)
............ 7,170 260,773
PBF Energy, Inc., Class A ............. 13,901 611,088
Peabody Energy Corp. ............... 14,273 347,119
Permian Resources Corp., Class A
(b)
...... 48,481 659,342
PrimeEnergy Resources Corp.
(a)
......... 90 9,571
REX American Resources Corp.
(a)
....... 2,165 102,405
Riley Exploration Permian, Inc.
(b)
........ 1,005 27,376
Ring Energy, Inc.
(a)
.................. 15,880 23,185
SandRidge Energy, Inc. .............. 2,484 33,956
Scorpio Tankers, Inc. ................ 5,939 361,091
SFL Corp. Ltd. ..................... 14,159 159,714
SilverBow Resources, Inc.
(a)
............ 2,606 75,782
Sitio Royalties Corp., Class A
(b)
......... 10,213 240,108
SM Energy Co. .................... 14,734 570,500
Talos Energy, Inc.
(a)(b)
................ 13,868 197,342
Teekay Corp.
(a)
.................... 7,220 51,623
Teekay Tankers Ltd., Class A ........... 2,966 148,211
Tellurian, Inc.
(a)
.................... 67,443 50,960
Uranium Energy Corp.
(a)
.............. 47,065 301,216
VAALCO Energy, Inc.
(b)
............... 14,196 63,740
Vertex Energy, Inc.
(a)
................. 8,451 28,649
Vital Energy, Inc.
(a)
.................. 2,915 132,603
Vitesse Energy, Inc. ................. 3,038 66,502
W&T Offshore, Inc. .................. 11,854 38,644
World Kinect Corp. .................. 7,355 167,547
14,093,436
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............. 2,163 78,127
Glatfelter Corp.
(a)
................... 5,324 10,329
Sylvamo Corp. .................... 4,548 223,352
311,808
Passenger Airlines — 0.4%
Allegiant Travel Co.
(b)
................ 1,994 164,724
Blade Air Mobility, Inc., Class A
(a)
........ 6,516 23,002
Frontier Group Holdings, Inc.
(a)
.......... 4,300 23,478
Hawaiian Holdings, Inc.
(a)
............. 6,252 88,778
JetBlue Airways Corp.
(a)
.............. 40,887 226,923
Joby Aviation, Inc., Class A
(a)(b)
.......... 34,257 227,809
SkyWest, Inc.
(a)
.................... 5,118 267,160
Spirit Airlines, Inc.
(b)
................. 13,461 220,626
Sun Country Airlines Holdings, Inc.
(a)
...... 4,654 73,207
1,315,707

Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 1.0%
Beauty Health Co. (The), Class A
(a)
....... 10,149 $ 31,563
BellRing Brands, Inc.
(a)
............... 16,383 908,110
Edgewell Personal Care Co.
(b)
.......... 6,460 236,630
elf Beauty, Inc.
(a)(b)
.................. 6,717 969,532
Herbalife Ltd.
(a)
.................... 12,477 190,399
Inter Parfums, Inc. .................. 2,281 328,487
Medifast, Inc.
(b)
.................... 1,320 88,730
Nature's Sunshine Products, Inc.
(a)
....... 1,858 32,125
Nu Skin Enterprises, Inc., Class A ........ 6,314 122,618
USANA Health Sciences, Inc.
(a)
......... 1,424 76,326
Waldencast plc, Class A
(a)
............. 4,279 46,812
3,031,332
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.
(a)
............ 8,600 9,030
Amneal Pharmaceuticals, Inc., Class A
(a)
... 14,386 87,323
Amphastar Pharmaceuticals, Inc.
(a)(b)
...... 4,769 294,963
Amylyx Pharmaceuticals, Inc.
(a)
......... 6,271 92,309
ANI Pharmaceuticals, Inc.
(a)
............ 1,806 99,583
Arvinas, Inc.
(a)
..................... 6,197 255,069
Assertio Holdings, Inc.
(a)
.............. 10,751 11,504
Atea Pharmaceuticals, Inc.
(a)
........... 8,884 27,096
Axsome Therapeutics, Inc.
(a)
........... 4,471 355,847
Biote Corp., Class A
(a)
................ 1,214 5,997
Bright Green Corp.
(a)(b)
............... 9,996 3,300
Cara Therapeutics, Inc.
(a)
............. 5,499 4,086
Cassava Sciences, Inc.
(a)(b)
............ 4,915 110,637
Citius Pharmaceuticals, Inc.
(a)
.......... 14,579 11,029
Collegium Pharmaceutical, Inc.
(a)
........ 4,246 130,692
Corcept Therapeutics, Inc.
(a)(b)
.......... 10,139 329,315
CorMedix, Inc.
(a)(b)
.................. 7,583 28,512
Cymabay Therapeutics, Inc.
(a)
.......... 14,070 332,333
Edgewise Therapeutics, Inc.
(a)
.......... 5,638 61,680
Enliven Therapeutics, Inc.
(a)
............ 2,837 39,264
Evolus, Inc.
(a)
..................... 5,441 57,294
Eyenovia, Inc.
(a)
.................... 3,507 7,295
EyePoint Pharmaceuticals, Inc.
(a)
........ 3,102 71,687
Harmony Biosciences Holdings, Inc.
(a)
..... 4,071 131,493
Harrow, Inc.
(a)(b)
.................... 3,648 40,858
Ikena Oncology, Inc.
(a)
................ 4,479 8,824
Innoviva, Inc.
(a)
.................... 7,287 116,883
Intra-Cellular Therapies, Inc.
(a)
.......... 11,662 835,232
Ligand Pharmaceuticals, Inc.
(a)
.......... 2,179 155,624
Liquidia Corp.
(a)
.................... 5,540 66,646
Longboard Pharmaceuticals, Inc.
(a)
....... 1,801 10,860
Marinus Pharmaceuticals, Inc.
(a)
......... 6,096 66,263
Neumora Therapeutics, Inc.
(a)
........... 1,832 31,236
NGM Biopharmaceuticals, Inc.
(a)
......... 4,552 3,910
Nuvation Bio, Inc., Class A
(a)
........... 18,623 28,121
Ocular Therapeutix, Inc.
(a)
............. 10,550 47,053
Omeros Corp.
(a)
.................... 7,444 24,342
Optinose, Inc.
(a)
.................... 8,581 11,069
Pacira BioSciences, Inc.
(a)
............. 5,621 189,653
Phathom Pharmaceuticals, Inc.
(a)
........ 4,039 36,876
Phibro Animal Health Corp., Class A ...... 2,402 27,815
Pliant Therapeutics, Inc.
(a)
............. 6,925 125,412
Prestige Consumer Healthcare, Inc.
(a)
..... 6,216 380,543
Revance Therapeutics, Inc.
(a)
........... 11,383 100,057
Scilex Holding Co., (Acquired 01/06/23, cost
$82,679)
(a)(b)(e)
................... 7,889 15,678
scPharmaceuticals, Inc.
(a)(b)
............ 3,467 21,738
SIGA Technologies, Inc.
(b)
............. 5,290 29,624
Supernus Pharmaceuticals, Inc.
(a)
........ 6,085 176,100
Taro Pharmaceutical Industries Ltd.
(a)
..... 995 41,571
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 3,582 72,535
Terns Pharmaceuticals, Inc.
(a)
........... 5,217 33,858
Security
Shares
Shares Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.
(a)
.......... 6,544 $ 73,555
Theseus Pharmaceuticals, Inc.
(a)
........ 2,674 10,830
Third Harmonic Bio, Inc.
(a)
............. 2,294 25,165
Trevi Therapeutics, Inc.
(a)
............. 5,182 6,944
Ventyx Biosciences, Inc.
(a)
............. 5,721 14,131
Verrica Pharmaceuticals, Inc.
(a)
.......... 2,541 18,600
WaVe Life Sciences Ltd.
(a)
............. 7,083 35,769
Xeris Biopharma Holdings, Inc.
(a)
........ 15,370 36,119
Zevra Therapeutics, Inc.
(a)
............. 4,262 27,916
5,504,748
Professional Services — 2.4%
Alight, Inc., Class A
(a)(b)
............... 51,791 441,777
ASGN, Inc.
(a)(b)
..................... 5,933 570,577
Asure Software, Inc.
(a)
................ 2,445 23,276
Barrett Business Services, Inc. .......... 810 93,798
BlackSky Technology, Inc., Class A
(a)
...... 15,360 21,504
CBIZ, Inc.
(a)(b)
...................... 5,843 365,713
Conduent, Inc.
(a)
................... 22,422 81,840
CRA International, Inc. ............... 841 83,133
CSG Systems International, Inc. ......... 3,936 209,435
ExlService Holdings, Inc.
(a)
............ 20,137 621,226
Exponent, Inc. ..................... 6,333 557,557
First Advantage Corp.
(b)
............... 6,496 107,639
FiscalNote Holdings, Inc., Class A
(a)
...... 7,953 9,066
Forrester Research, Inc.
(a)
............. 1,441 38,633
Franklin Covey Co.
(a)
................ 1,424 61,987
Heidrick & Struggles International, Inc. .... 2,512 74,179
HireQuest, Inc. .................... 623 9,563
HireRight Holdings Corp.
(a)
............ 1,849 24,869
Huron Consulting Group, Inc.
(a)
.......... 2,412 247,954
IBEX Holdings Ltd.
(a)
................. 1,485 28,230
ICF International, Inc. ................ 2,350 315,112
Innodata, Inc.
(a)
.................... 3,049 24,819
Insperity, Inc. ...................... 4,434 519,754
Kelly Services, Inc., Class A
(b)
.......... 4,184 90,458
Kforce, Inc.
(b)
...................... 2,457 165,995
Korn Ferry ....................... 6,511 386,428
Legalzoom.com, Inc.
(a)
............... 14,837 167,658
Maximus, Inc. ..................... 7,567 634,569
Mistras Group, Inc.
(a)
................ 2,441 17,868
NV5 Global, Inc.
(a)
.................. 1,757 195,238
Planet Labs PBC, Class A
(a)
............ 20,596 50,872
Resources Connection, Inc.
(b)
........... 4,061 57,544
Skillsoft Corp.
(a)
.................... 471 8,280
Sterling Check Corp.
(a)
............... 3,877 53,968
TriNet Group, Inc.
(a)
................. 3,992 474,769
TrueBlue, Inc.
(a)
.................... 3,719 57,049
TTEC Holdings, Inc. ................. 2,622 56,819
Upwork, Inc.
(a)
..................... 15,279 227,199
Verra Mobility Corp., Class A
(a)
.......... 17,248 397,221
Willdan Group, Inc.
(a)
................ 1,380 29,670
7,603,246
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.
(a)
........... 13,503 109,509
Compass, Inc., Class A
(a)
.............. 37,117 139,560
Cushman & Wakefield plc
(a)
............ 19,001 205,211
DigitalBridge Group, Inc., Class A
(b)
....... 20,229 354,817
Douglas Elliman, Inc. ................ 10,446 30,816
eXp World Holdings, Inc.
(b)
............. 9,227 143,203
Forestar Group, Inc.
(a)
................ 2,206 72,952
FRP Holdings, Inc.
(a)
................. 861 54,140
Kennedy-Wilson Holdings, Inc.
(b)
......... 14,828 183,571
Marcus & Millichap, Inc.
(b)
............. 3,004 131,215
Maui Land & Pineapple Co., Inc.
(a)
....... 731 11,615

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Newmark Group, Inc., Class A .......... 17,742 $ 194,452
Opendoor Technologies, Inc.
(a)
.......... 70,225 314,608
RE/MAX Holdings, Inc., Class A ......... 2,229 29,712
Redfin Corp.
(a)
..................... 13,180 136,018
RMR Group, Inc. (The), Class A ......... 1,933 54,569
St. Joe Co. (The) ................... 4,262 256,487
Star Holdings
(a)
.................... 1,552 23,249
Stratus Properties, Inc.
(a)
.............. 685 19,769
Tejon Ranch Co.
(a)
.................. 2,315 39,818
Transcontinental Realty Investors, Inc.
(a)
... 183 6,324
2,511,615
Residential REITs — 0.4%
Apartment Investment & Management Co.,
Class A
(a)(b)
..................... 18,917 148,120
BRT Apartments Corp. ............... 1,549 28,796
Centerspace ...................... 1,979 115,178
Clipper Realty, Inc. .................. 2,705 14,607
Elme Communities .................. 10,540 153,884
Independence Realty Trust, Inc. ......... 28,304 433,051
NexPoint Residential Trust, Inc. ......... 2,785 95,887
UMH Properties, Inc. ................ 6,949 106,459
Veris Residential, Inc. ................ 9,816 154,406
1,250,388
Retail REITs — 1.2%
Acadia Realty Trust ................. 11,700 198,783
Alexander's, Inc. ................... 265 56,596
CBL & Associates Properties, Inc. ........ 3,430 83,761
Getty Realty Corp. .................. 6,121 178,856
InvenTrust Properties Corp. ............ 8,650 219,191
Kite Realty Group Trust ............... 27,147 620,580
Macerich Co. (The)
(b)
................ 27,240 420,313
NETSTREIT Corp.
(b)
................. 8,455 150,922
Phillips Edison & Co., Inc. ............. 14,705 536,438
Retail Opportunity Investments Corp. ..... 15,940 223,638
Saul Centers, Inc. .................. 1,435 56,352
SITE Centers Corp. ................. 23,874 325,403
Tanger, Inc. ....................... 12,858 356,424
Urban Edge Properties ............... 14,370 262,971
Whitestone REIT ................... 6,072 74,625
3,764,853
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class A
(a)
.......... 5,793 113,195
Aehr Test Systems
(a)(b)
................ 3,510 93,120
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,896 75,470
Ambarella, Inc.
(a)
................... 4,698 287,940
Amkor Technology, Inc. ............... 14,034 466,911
Atomera, Inc.
(a)
.................... 2,344 16,431
Axcelis Technologies, Inc.
(a)(b)
........... 4,039 523,818
CEVA, Inc.
(a)
...................... 3,115 70,742
Cohu, Inc.
(a)(b)
..................... 5,955 210,747
Credo Technology Group Holding Ltd.
(a)
.... 14,291 278,246
Diodes, Inc.
(a)(b)
.................... 5,623 452,764
FormFactor, Inc.
(a)
.................. 9,556 398,581
Ichor Holdings Ltd.
(a)
................. 3,524 118,512
Impinj, Inc.
(a)
...................... 2,933 264,058
indie Semiconductor, Inc., Class A
(a)
...... 18,844 152,825
inTEST Corp.
(a)
.................... 1,255 17,068
Kulicke & Soffa Industries, Inc.
(b)
......... 6,984 382,165
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 6,756 627,970
Maxeon Solar Technologies Ltd.
(a)
........ 3,677 26,364
MaxLinear, Inc.
(a)
................... 9,677 230,022
Navitas Semiconductor Corp.
(a)
......... 13,584 109,623
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVE Corp.
(b)
...................... 559 $ 43,842
Onto Innovation, Inc.
(a)(b)
.............. 6,092 931,467
PDF Solutions, Inc.
(a)
................ 3,795 121,971
Photronics, Inc.
(a)
................... 7,454 233,832
Power Integrations, Inc.
(b)
............. 7,107 583,556
Rambus, Inc.
(a)
.................... 13,598 928,064
Semtech Corp.
(a)
................... 7,939 173,944
Silicon Laboratories, Inc.
(a)
............. 3,972 525,376
SiTime Corp.
(a)(b)
................... 2,198 268,332
SkyWater Technology, Inc.
(a)
........... 2,206 21,222
SMART Global Holdings, Inc.
(a)
.......... 6,078 115,057
Synaptics, Inc.
(a)
................... 4,929 562,300
Transphorm, Inc.
(a)
.................. 2,490 9,089
Ultra Clean Holdings, Inc.
(a)(b)
........... 5,523 188,555
Veeco Instruments, Inc.
(a)(b)
............ 6,247 193,844
9,817,023
Software — 5.9%
8x8, Inc.
(a)
........................ 15,721 59,425
A10 Networks, Inc.
(b)
................. 8,641 113,802
ACI Worldwide, Inc.
(a)(b)
............... 13,577 415,456
Adeia, Inc. ....................... 13,127 162,644
Agilysys, Inc.
(a)
.................... 2,510 212,898
Alarm.com Holdings, Inc.
(a)
............ 5,947 384,295
Alkami Technology, Inc.
(a)
............. 4,846 117,516
Altair Engineering, Inc., Class A
(a)
........ 6,813 573,314
American Software, Inc., Class A
(b)
....... 3,744 42,307
Amplitude, Inc., Class A
(a)
............. 8,471 107,751
Appfolio, Inc., Class A
(a)
.............. 2,409 417,335
Appian Corp., Class A
(a)
.............. 5,121 192,857
Asana, Inc., Class A
(a)
................ 10,234 194,548
Aurora Innovation, Inc., Class A
(a)
........ 41,160 179,869
AvePoint, Inc., Class A
(a)
.............. 18,683 153,387
Bit Digital, Inc.
(a)(b)
................... 12,164 51,454
Blackbaud, Inc.
(a)
................... 5,428 470,608
BlackLine, Inc.
(a)
................... 7,070 441,451
Box, Inc., Class A
(a)
................. 17,444 446,741
Braze, Inc., Class A
(a)
................ 6,582 349,702
C3.ai, Inc., Class A
(a)(b)
............... 10,162 291,751
Cerence, Inc.
(a)
.................... 5,025 98,792
Cipher Mining, Inc.
(a)
................. 4,648 19,196
Cleanspark, Inc.
(a)
.................. 18,781 207,154
Clear Secure, Inc., Class A
(b)
........... 10,420 215,173
CommVault Systems, Inc.
(a)
............ 5,511 440,053
Consensus Cloud Solutions, Inc.
(a)(b)
...... 2,490 65,263
CoreCard Corp.
(a)
................... 827 11,437
CS Disco, Inc.
(a)
.................... 2,581 19,590
Digimarc Corp.
(a)
................... 1,803 65,124
Digital Turbine, Inc.
(a)
................ 11,614 79,672
Domo, Inc., Class B
(a)
................ 3,734 38,423
E2open Parent Holdings, Inc., Class A
(a)
... 21,108 92,664
eGain Corp.
(a)
..................... 2,947 24,549
Enfusion, Inc., Class A
(a)
.............. 4,668 45,280
EngageSmart, Inc.
(a)(b)
................ 5,889 134,858
Envestnet, Inc.
(a)
................... 6,100 302,072
Everbridge, Inc.
(a)
................... 5,177 125,853
EverCommerce, Inc.
(a)
............... 3,395 37,447
Expensify, Inc., Class A
(a)
............. 6,987 17,258
Freshworks, Inc., Class A
(a)
............ 20,189 474,240
Instructure Holdings, Inc.
(a)
............ 2,346 63,365
Intapp, Inc.
(a)
...................... 3,482 132,386
InterDigital, Inc.
(b)
................... 3,317 360,027
Jamf Holding Corp.
(a)
................ 8,645 156,129
Kaltura, Inc.
(a)
..................... 9,763 19,038
LivePerson, Inc.
(a)
.................. 11,017 41,754
LiveRamp Holdings, Inc.
(a)
............. 8,144 308,495

Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Marathon Digital Holdings, Inc.
(a)(b)
....... 26,589 $ 624,576
Matterport, Inc., Class A
(a)(b)
............ 31,438 84,568
MeridianLink, Inc.
(a)
................. 3,218 79,710
MicroStrategy, Inc., Class A
(a)(b)
.......... 1,521 960,694
Mitek Systems, Inc.
(a)(b)
............... 5,018 65,435
Model N, Inc.
(a)
.................... 4,684 126,140
N-able, Inc.
(a)
...................... 8,562 113,446
NextNav, Inc.
(a)
.................... 6,515 28,992
Olo, Inc., Class A
(a)
.................. 12,836 73,422
ON24, Inc. ....................... 4,830 38,060
OneSpan, Inc.
(a)
.................... 4,995 53,546
PagerDuty, Inc.
(a)(b)
.................. 11,402 263,956
PowerSchool Holdings, Inc., Class A
(a)(b)
... 6,816 160,585
Progress Software Corp. .............. 5,388 292,568
PROS Holdings, Inc.
(a)(b)
.............. 5,591 216,875
Q2 Holdings, Inc.
(a)
.................. 7,169 311,206
Qualys, Inc.
(a)
..................... 4,614 905,636
Rapid7, Inc.
(a)
..................... 7,477 426,937
Red Violet, Inc.
(a)
................... 1,517 30,294
Rimini Street, Inc.
(a)
................. 6,637 21,703
Riot Platforms, Inc.
(a)(b)
............... 23,760 367,567
Sapiens International Corp. NV ......... 3,805 110,117
SEMrush Holdings, Inc., Class A
(a)(b)
...... 3,883 53,042
SolarWinds Corp.
(a)
................. 6,455 80,623
SoundHound AI, Inc., Class A
(a)
......... 17,560 37,227
SoundThinking, Inc.
(a)(b)
............... 1,052 26,868
Sprinklr, Inc., Class A
(a)
............... 13,546 163,094
Sprout Social, Inc., Class A
(a)(b)
.......... 5,949 365,507
SPS Commerce, Inc.
(a)
............... 4,578 887,400
Tenable Holdings, Inc.
(a)
.............. 14,224 655,157
Terawulf, Inc.
(a)
.................... 17,079 40,990
Varonis Systems, Inc.
(a)
............... 13,564 614,178
Verint Systems, Inc.
(a)
................ 7,813 211,185
Veritone, Inc.
(a)(b)
................... 4,498 8,141
Viant Technology, Inc., Class A
(a)(b)
....... 1,457 10,039
Weave Communications, Inc.
(a)
......... 4,628 53,083
Workiva, Inc., Class A
(a)
............... 6,216 631,110
Xperi, Inc.
(a)(b)
..................... 5,605 61,767
Yext, Inc.
(a)
....................... 13,122 77,289
Zeta Global Holdings Corp., Class A
(a)
..... 17,462 154,015
Zuora, Inc., Class A
(a)
................ 16,627 156,294
18,617,445
Specialized REITs — 0.5%
Farmland Partners, Inc.
(b)
............. 5,947 74,218
Four Corners Property Trust, Inc.
(b)
....... 11,486 290,596
Gladstone Land Corp. ............... 4,336 62,655
Outfront Media, Inc. ................. 18,984 265,017
PotlatchDeltic Corp.
(b)
................ 9,966 489,330
Safehold, Inc. ..................... 6,264 146,578
Uniti Group, Inc. ................... 30,441 175,949
1,504,343
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,249 35,024
Aaron's Co., Inc. (The) ............... 3,894 42,367
Abercrombie & Fitch Co., Class A
(a)
....... 6,059 534,525
Academy Sports & Outdoors, Inc. ........ 9,006 594,396
American Eagle Outfitters, Inc. .......... 22,834 483,167
America's Car-Mart, Inc.
(a)
............. 761 57,661
Arko Corp. ....................... 9,829 81,089
Asbury Automotive Group, Inc.
(a)(b)
........ 2,565 577,048
BARK, Inc.
(a)
...................... 13,878 11,179
Beyond, Inc.
(a)
..................... 5,633 155,978
Big 5 Sporting Goods Corp. ............ 2,483 15,742
Boot Barn Holdings, Inc.
(a)
............. 3,697 283,782
Security
Shares
Shares Value
Specialty Retail (continued)
Buckle, Inc. (The)
(b)
................. 3,927 $ 186,611
Build-A-Bear Workshop, Inc.
(b)
.......... 1,647 37,865
Caleres, Inc. ...................... 4,338 133,307
Camping World Holdings, Inc., Class A
(b)
... 5,180 136,027
CarParts.com, Inc.
(a)
................. 6,656 21,033
Carvana Co., Class A
(a)
............... 11,872 628,504
Cato Corp. (The), Class A ............. 2,154 15,380
Chico's FAS, Inc.
(a)
.................. 15,314 116,080
Children's Place, Inc. (The)
(a)
........... 1,627 37,779
Designer Brands, Inc., Class A .......... 5,032 44,533
Destination XL Group, Inc.
(a)
........... 6,938 30,527
Duluth Holdings, Inc., Class B
(a)
......... 1,881 10,120
Envela Corp.
(a)
..................... 1,128 5,482
EVgo, Inc., Class A
(a)
................ 12,780 45,752
Foot Locker, Inc. ................... 10,155 316,328
Genesco, Inc.
(a)
.................... 1,522 53,590
Group 1 Automotive, Inc.
(b)
............. 1,698 517,448
GrowGeneration Corp.
(a)
.............. 6,574 16,501
Guess?, Inc.
(b)
..................... 3,574 82,416
Haverty Furniture Cos., Inc. ............ 1,754 62,267
Hibbett, Inc. ...................... 1,526 109,902
J Jill, Inc.
(a)
....................... 435 11,214
Lands' End, Inc.
(a)
.................. 1,728 16,520
Lazydays Holdings, Inc.
(a)
............. 1,121 7,903
Leslie's, Inc.
(a)
..................... 22,001 152,027
MarineMax, Inc.
(a)(b)
................. 2,766 107,597
Monro, Inc. ....................... 3,831 112,402
National Vision Holdings, Inc.
(a)
......... 9,491 198,647
ODP Corp. (The)
(a)
.................. 4,172 234,884
OneWater Marine, Inc., Class A
(a)(b)
....... 1,285 43,420
PetMed Express, Inc. ................ 2,618 19,792
Rent the Runway, Inc., Class A
(a)
........ 5,424 2,861
Revolve Group, Inc., Class A
(a)(b)
......... 5,089 84,376
Sally Beauty Holdings, Inc.
(a)
........... 13,643 181,179
Shoe Carnival, Inc. .................. 2,259 68,244
Signet Jewelers Ltd. ................. 5,535 593,684
Sleep Number Corp.
(a)
............... 2,585 38,336
Sonic Automotive, Inc., Class A ......... 1,920 107,923
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 4,397 18,731
Stitch Fix, Inc., Class A
(a)
.............. 11,896 42,469
ThredUp, Inc., Class A
(a)(b)
............. 10,186 22,918
Tile Shop Holdings, Inc.
(a)
............. 4,225 31,096
Tilly's, Inc., Class A
(a)
................ 3,026 22,816
Torrid Holdings, Inc.
(a)
................ 1,710 9,867
Upbound Group, Inc.
(b)
............... 7,037 239,047
Urban Outfitters, Inc.
(a)
............... 7,923 282,772
Warby Parker, Inc., Class A
(a)
........... 10,827 152,661
Winmark Corp. .................... 333 139,044
Zumiez, Inc.
(a)
..................... 1,816 36,937
8,458,777
Technology Hardware, Storage & Peripherals — 0.7%
CompoSecure, Inc., Class A
(a)
.......... 2,762 14,915
Corsair Gaming, Inc.
(a)(b)
.............. 4,472 63,055
CPI Card Group, Inc.
(a)
............... 500 9,595
Eastman Kodak Co.
(a)(b)
............... 6,746 26,309
Immersion Corp. ................... 4,029 28,445
Intevac, Inc.
(a)
..................... 2,888 12,476
IonQ, Inc.
(a)
....................... 19,896 246,512
Super Micro Computer, Inc.
(a)(b)
.......... 5,774 1,641,317
Turtle Beach Corp.
(a)
................. 1,876 20,542
Xerox Holdings Corp.
(b)
............... 14,538 266,482
2,329,648

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.5%
Allbirds, Inc., Class A
(a)(b)
.............. 10,956 $ 13,421
Figs, Inc., Class A
(a)
................. 16,006 111,242
Fossil Group, Inc.
(a)
................. 5,734 8,372
G-III Apparel Group Ltd.
(a)
............. 5,206 176,900
Hanesbrands, Inc.
(a)
................. 43,926 195,910
Kontoor Brands, Inc.
(b)
............... 6,912 431,447
Movado Group, Inc. ................. 1,997 60,209
Oxford Industries, Inc. ............... 1,895 189,500
Rocky Brands, Inc.
(b)
................. 963 29,063
Steven Madden Ltd.
(b)
................ 9,262 389,004
Vera Bradley, Inc.
(a)
................. 3,137 24,155
Wolverine World Wide, Inc. ............ 10,309 91,647
1,720,870
Tobacco — 0.1%
Ispire Technology, Inc.
(a)
.............. 2,030 24,624
Turning Point Brands, Inc. ............. 2,148 56,535
Universal Corp. .................... 3,004 202,229
Vector Group Ltd. .................. 18,345 206,932
490,320
Trading Companies & Distributors — 2.0%
Alta Equipment Group, Inc., Class A ...... 2,950 36,491
Applied Industrial Technologies, Inc. ...... 4,795 828,049
Beacon Roofing Supply, Inc.
(a)
.......... 7,227 628,893
BlueLinx Holdings, Inc.
(a)
.............. 1,070 121,242
Boise Cascade Co.
(b)
................ 4,930 637,745
Custom Truck One Source, Inc.
(a)
........ 7,030 43,445
Distribution Solutions Group, Inc.
(a)
....... 1,288 40,649
DXP Enterprises, Inc.
(a)
............... 1,768 59,582
EVI Industries, Inc. .................. 550 13,051
FTAI Aviation Ltd. ................... 12,433 576,891
GATX Corp.
(b)
..................... 4,370 525,361
Global Industrial Co. ................. 1,512 58,726
GMS, Inc.
(a)
....................... 5,081 418,827
H&E Equipment Services, Inc. .......... 4,097 214,355
Herc Holdings, Inc. .................. 3,511 522,753
Hudson Technologies, Inc.
(a)
........... 5,751 77,581
Karat Packaging, Inc. ................ 883 21,943
McGrath RentCorp
(b)
................. 3,029 362,329
MRC Global, Inc.
(a)
.................. 10,078 110,959
NOW, Inc.
(a)
...................... 13,518 153,024
Rush Enterprises, Inc., Class A ......... 7,467 375,590
Rush Enterprises, Inc., Class B ......... 1,279 67,761
Textainer Group Holdings Ltd. .......... 4,976 244,819
Titan Machinery, Inc.
(a)
............... 2,427 70,092
Transcat, Inc.
(a)
.................... 1,015 110,970
Willis Lease Finance Corp.
(a)
........... 318 15,544
Xometry, Inc., Class A
(a)
.............. 4,416 158,579
6,495,251
Water Utilities — 0.4%
American States Water Co. ............ 4,574 367,841
Artesian Resources Corp., Class A ....... 1,071 44,393
Cadiz, Inc.
(a)
...................... 4,986 13,961
California Water Service Group
(b)
........ 7,144 370,559
Consolidated Water Co. Ltd. ........... 1,804 64,222
Global Water Resources, Inc. ........... 1,630 21,320
Middlesex Water Co. ................ 2,147 140,886
Pure Cycle Corp.
(a)
.................. 2,785 29,159
SJW Group
(b)
..................... 3,962 258,917
York Water Co. (The)
(b)
............... 1,683 64,998
1,376,256
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
...................... 8,210 83,167
Spok Holdings, Inc. ................. 2,030 31,425
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc. ......... 12,474 $ 228,898
Tingo Group, Inc.
(a)(b)
................. 14,148 9,762
353,252
Total Common Stocks — 99.5%
(Cost: $258,956,062) ............................. 315,457,227
Rights
Biotechnology — 0.0%
(a)
Cartesian Therapeutics, Inc. ........... 14,486 2,607
Contra Aduro Biotech I, CVR
(d)
.......... 1,703 4,324
Contra Chinook Therape, CVR
(d)
......... 7,079 3,115
Oncternal Therapeutics, Inc., CVR
(d)
...... 105 108
10,154
Total Rights — 0.0%
(Cost: $9,692) ................................. 10,154
Warrants
Pharmaceuticals — 0.0%
Cassava Sciences, Inc. (Issued/Exercisable
12/22/23, 1 Share for 1 Warrant, Expires
11/15/24, Strike Price USD 11.50)
(a)
.... 1,966 —
Total Warrants — 0.0%
(Cost: $—) .................................... —
Total Long-Term Investments — 99.5%
(Cost: $258,965,754) ............................. 315,467,381
Short-Term Securities
Money Market Funds — 18.8%
(f)(g)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 1,260,930 1,260,930
SL Liquidity Series, LLC, Money Market Series,
5.58%
(h)
....................... 58,226,047 58,249,337
Total Short-Term Securities — 18.8%
(Cost: $59,509,492) .............................. 59,510,267
Total Investments — 118.3%
(Cost: $318,475,246 ) ............................. 374,977,648
Liabilities in Excess of Other Assets — (18.3)% ........... (58,125,122)
Net Assets — 100.0% ..............................
$ 316,852,526

Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $15,678, representing less than 0.05% of its net assets as of period end, and an original cost of $82,679.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 3,541,118 $ — $ (2,280,188)
(a)
$ — $ — $ 1,260,930 1,260,930 $ 105,093 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 40,270,527 17,955,809
(a)
— 32,953 (9,952) 58,249,337 58,226,047 338,074
(b)
—
$ 32,953 $ (9,952) $ 59,510,267 $ 443,167 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
24
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 14 03/15/24 $ 1,433 $ 50,807
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 50,807 $ — $ — $ — $ 50,807
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (16,225) $ — $ — $ — $ (16,225)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 52,219 $ — $ — $ — $ 52,219
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,212,979
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,082,788 $ — $ — $ 3,082,788
Air Freight & Logistics .................................... 714,875 — — 714,875
Automobile Components .................................. 4,187,098 — — 4,187,098
Automobiles .......................................... 340,724 — — 340,724
Banks ............................................... 30,001,382 — — 30,001,382

Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
25
Level 1 Level 2 Level 3 Total
Beverages ........................................... $ 1,336,475 $ — $ — $ 1,336,475
Biotechnology ......................................... 23,725,174 — — 23,725,174
Broadline Retail ........................................ 281,876 — — 281,876
Building Products ....................................... 6,343,247 — — 6,343,247
Capital Markets ........................................ 4,433,181 — — 4,433,181
Chemicals ............................................ 5,979,170 — — 5,979,170
Commercial Services & Supplies ............................. 4,907,794 — — 4,907,794
Communications Equipment ................................ 1,862,680 — — 1,862,680
Construction & Engineering ................................ 5,334,054 — — 5,334,054
Construction Materials .................................... 1,088,893 — — 1,088,893
Consumer Finance ...................................... 2,390,209 — — 2,390,209
Consumer Staples Distribution & Retail ........................ 1,783,177 — — 1,783,177
Containers & Packaging .................................. 888,470 — — 888,470
Distributors ........................................... 21,482 — — 21,482
Diversified Consumer Services .............................. 3,897,787 — — 3,897,787
Diversified REITs ....................................... 1,962,852 — — 1,962,852
Diversified Telecommunication Services ........................ 1,700,469 — — 1,700,469
Electric Utilities ........................................ 2,267,137 — — 2,267,137
Electrical Equipment ..................................... 4,314,326 — — 4,314,326
Electronic Equipment, Instruments & Components ................. 8,578,422 — — 8,578,422
Energy Equipment & Services .............................. 7,623,573 — — 7,623,573
Entertainment ......................................... 1,172,244 — — 1,172,244
Financial Services ...................................... 7,610,930 — — 7,610,930
Food Products ......................................... 3,038,506 — — 3,038,506
Gas Utilities ........................................... 2,873,508 — — 2,873,508
Ground Transportation ................................... 1,449,616 — — 1,449,616
Health Care Equipment & Supplies ........................... 8,853,870 — — 8,853,870
Health Care Providers & Services ............................ 7,881,198 — — 7,881,198
Health Care REITs ...................................... 1,946,634 — — 1,946,634
Health Care Technology .................................. 1,499,260 — — 1,499,260
Hotel & Resort REITs .................................... 2,784,719 — — 2,784,719
Hotels, Restaurants & Leisure .............................. 6,927,300 — — 6,927,300
Household Durables ..................................... 7,548,619 — — 7,548,619
Household Products ..................................... 999,163 — — 999,163
Independent Power and Renewable Electricity Producers ............ 836,932 — — 836,932
Industrial Conglomerates .................................. 70,795 — — 70,795
Industrial REITs ........................................ 1,479,331 — — 1,479,331
Insurance ............................................ 5,570,920 — — 5,570,920
Interactive Media & Services ............................... 2,241,486 — — 2,241,486
IT Services ........................................... 1,627,684 — — 1,627,684
Leisure Products ....................................... 1,277,032 — — 1,277,032
Life Sciences Tools & Services .............................. 1,146,879 — — 1,146,879
Machinery ............................................ 11,090,189 — — 11,090,189
Marine Transportation .................................... 928,545 — — 928,545
Media ............................................... 1,972,037 — — 1,972,037
Metals & Mining ........................................ 5,794,304 — — 5,794,304
Mortgage Real Estate Investment Trusts (REITs) .................. 3,728,080 — — 3,728,080
Multi-Utilities .......................................... 1,294,361 — — 1,294,361
Office REITs .......................................... 2,215,452 — — 2,215,452
Oil, Gas & Consumable Fuels ............................... 14,093,436 — — 14,093,436
Paper & Forest Products .................................. 311,808 — — 311,808
Passenger Airlines ...................................... 1,315,707 — — 1,315,707
Personal Care Products .................................. 3,031,332 — — 3,031,332
Pharmaceuticals ....................................... 5,489,070 15,678 — 5,504,748
Professional Services .................................... 7,603,246 — — 7,603,246
Real Estate Management & Development ....................... 2,511,615 — — 2,511,615
Residential REITs ....................................... 1,250,388 — — 1,250,388
Retail REITs .......................................... 3,764,853 — — 3,764,853
Semiconductors & Semiconductor Equipment .................... 9,817,023 — — 9,817,023
Software ............................................. 18,617,445 — — 18,617,445
Specialized REITs ...................................... 1,504,343 — — 1,504,343
Specialty Retail ........................................ 8,458,777 — — 8,458,777
Technology Hardware, Storage & Peripherals .................... 2,329,648 — — 2,329,648
Textiles, Apparel & Luxury Goods ............................ 1,720,870 — — 1,720,870
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Small Cap Index V.I. Fund
26
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Tobacco ............................................. $ 490,320 $ — $ — $ 490,320
Trading Companies & Distributors ............................ 6,495,251 — — 6,495,251
Water Utilities ......................................... 1,376,256 — — 1,376,256
Wireless Telecommunication Services ......................... 343,490 9,762 — 353,252
Rights ................................................ — 2,607 7,547 10,154
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 1,260,930 — — 1,260,930
$ 316,692,717 $ 28,047 $ 7,547 $ 316,728,311
Investments valued at NAV
(a)
...................................... 58,249,337
$ 374,977,648
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 50,807 $ — $ — $ 50,807
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2023
27
Financial Statements
BlackRock
Small Cap
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 315,467,381
Investments, at value — affiliated
(c)
.......................................................................................... 59,510,267
Cash pledged: –
Futures contracts .................................................................................................... 92,000
Receivables: –
Investments sold .................................................................................................... 137,181
Securities lending income — affiliated ...................................................................................... 23,269
Capital shares sold ................................................................................................... 166,710
Dividends — unaffiliated ............................................................................................... 336,669
Dividends — affiliated ................................................................................................. 6,989
Prepaid expenses ..................................................................................................... 1,727
Total assets .........................................................................................................
375,742,193
LIABILITIES
Bank overdraft ........................................................................................................ 79,143
Collateral on securities loaned ............................................................................................. 58,246,974
Payables: –
Investments purchased ................................................................................................ 181,518
Capital shares redeemed ............................................................................................... 19,630
Distribution fees ..................................................................................................... 624
Investment advisory fees .............................................................................................. 91,552
Directors' and Officer's fees ............................................................................................. 82
Printing and postage fees .............................................................................................. 115,822
Professional fees .................................................................................................... 46,264
Transfer agent fees .................................................................................................. 51,475
Variation margin on futures contracts ....................................................................................... 22,146
Other accrued expenses ............................................................................................... 34,437
Total liabilities ........................................................................................................
58,889,667
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 316,852,526
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 259,627,064
Accumulated earnings .................................................................................................. 57,225,462
NET ASSETS ........................................................................................................
$ 316,852,526
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 258,965,754
(b)
  Securities loaned, at value ...................................................................................... $ 55,561,346
(c)
  Investments, at cost — affiliated ................................................................................... $ 59,509,492
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders
28
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 313,530,876
Shares outstanding ..................................................................................................
27,677,897
Net asset value .....................................................................................................
$ 11.33
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 3,321,650
Shares outstanding ..................................................................................................
294,225
Net asset value .....................................................................................................
$ 11.29
Shares authorized ...................................................................................................
10 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2023
29
Financial Statements
See notes to financial statements.
BlackRock
Small Cap
Index V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 4,178,179
Dividends — affiliated ................................................................................................. 105,093
Interest — unaffiliated ................................................................................................. 8,055
Securities lending income — affiliated — net ................................................................................. 338,074
Foreign taxes withheld ................................................................................................ (8,824)
Total investment income .................................................................................................
4,620,577
EXPENSES
Investment advisory .................................................................................................. 230,286
Transfer agent — class specific .......................................................................................... 142,363
Professional ....................................................................................................... 81,464
Accounting services .................................................................................................. 59,860
Recoupment of past waived and/or reimbursed fees ............................................................................ 46,550
Printing and postage ................................................................................................. 32,365
Recoupment of past waived and/or reimbursed fees — class specific ................................................................. 24,374
Custodian ......................................................................................................... 12,891
Directors and Officer ................................................................................................. 8,388
Distribution — class specific ............................................................................................ 6,237
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 5,806
Total expenses .......................................................................................................
655,584
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (5,063)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (12,534)
Total expenses after fees waived and/or reimbursed ..............................................................................
637,987
Net investment income ..................................................................................................
3,982,590
REALIZED AND UNREALIZED GAIN (LOSS) $ 41,717,382
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 8,564,953
Investments — affiliated ............................................................................................. 32,953
Futures contracts .................................................................................................. (16,225)
A
8,581,681
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 33,093,434
Investments — affiliated ............................................................................................. (9,952)
Futures contracts .................................................................................................. 52,219
A
33,135,701
Net realized and unrealized gain ...........................................................................................
41,717,382
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 45,699,972

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
30
BlackRock Small Cap Index V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,982,590  $ 3,845,494
Net realized gain .................................................................................. 8,581,681  2,665,512
Net change in unrealized appreciation (depreciation) .......................................................... 33,135,701  (78,404,282)
Net increase (decrease) in net assets resulting from operations ..................................................... 45,699,972  (71,893,276)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (11,353,056) (8,911,398)
  Class III ....................................................................................... (108,868) (56,856)
Decrease in net assets resulting from distributions to shareholders ................................................... (11,461,924) (8,968,254)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 5,603,561  5,899,664
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 39,841,609  (74,961,866)
Beginning of year .................................................................................... 277,010,917  351,972,783
End of year ........................................................................................
$ 316,852,526  $ 277,010,917
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
31
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock Small Cap Index V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 10.08  $ 13.10  $ 13.02  $ 11.34  $ 9.60
Net investment income
(a)
....................................
0.15  0.14  0.14  0.12  0.15
Net realized and unrealized gain (loss) ...........................
1.52  (2.83) 1.68  2.11  2.29
Net increase (decrease) from investment operations ................... 1.67  (2.69) 1.82  2.23  2.44
Distributions
(b)
– – – – –
From net investment income .................................
(0.14) (0.13) (0.16) (0.16) (0.15)
From net realized gain ......................................
(0.28) (0.20) (1.58) (0.39) (0.55)
Total distributions .......................................... (0.42) (0.33) (1.74) (0.55) (0.70)
Net asset value, end of year .................................. $ 11.33  $ 10.08  $ 13.10  $ 13.02  $ 11.34
Total Return
(c)
— — — — —
Based on net asset value ..................................... 16.70% (20.46)% 14.57% 19.84% 25.40%
Ratios to Average Net Assets
(d)
Total expenses
(e)
...........................................
0.23% 0.24% 0.23% 0.29% 0.27%
Total expenses after fees waived and/or reimbursed ...................
0.22% 0.21% 0.22% 0.22% 0.22%
Net investment income ......................................
1.39% 1.30% 0.96% 1.17% 1.37%
Supplemental Data
Net assets, end of year (000) ................................... $ 313,531  $ 274,954  $ 351,338  $ 321,743  $ 284,967
Portfolio turnover rate ........................................ 15% 18% 21% 16% 13%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Expense ratios ............................................................ 0.21% N/A   0.23%   N/A   N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
32
BlackRock Small Cap Index V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period .......................................................
$ 10.05  $ 13.07  $ 15.16
Net investment income
(b)
...............................................................
0.12  0.13  0.16
Net realized and unrealized gain (loss) ......................................................
1.52  (2.83) (0.52)
(c)
Net increase (decrease) from investment operations .............................................. 1.64  (2.70) (0.36)
Distributions
(d)
– – –
From net investment income ............................................................
(0.12) (0.12) (0.15)
From net realized gain .................................................................
(0.28) (0.20) (1.58)
Total distributions ..................................................................... (0.40) (0.32) (1.73)
Net asset value, end of period ............................................................ $ 11.29  $ 10.05  $ 13.07
Total Return
(e)
— — —
Based on net asset value ................................................................ 16.43% (20.63)% (1.85)%
(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................................
0.48%
(h)
0.51% 0.41%
(i)
Total expenses after fees waived and/or reimbursed ..............................................
0.47% 0.45% 0.41%
(i)
Net investment income .................................................................
1.16% 1.21% 1.23%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 3,322  $ 2,057  $ 635
Portfolio turnover rate ................................................................... 15% 18% 21%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2023, the expense ratio would have been 0.46%.
(i)
Annualized.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
33
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small
Cap Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
34
will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 3,459,550 $ (3,459,550) $ — $ —
BNP Paribas SA ................................. 107,876 (107,876) — —
BofA Securities, Inc. ............................... 1,599,991 (1,599,991) — —
Citigroup Global Markets, Inc. ........................ 9,569,203 (9,569,203) — —
Credit Suisse Securities (USA) LLC .................... 269,738 (269,738) — —
J.P. Morgan Securities LLC .......................... 27,355,849 (27,355,849) — —
Jefferies LLC .................................... 2,923,067 (2,923,067) — —
Mizuho Securities USA LLC .......................... 55,014 (55,014) — —
National Financial Services LLC ....................... 5,817,810 (5,817,810) — —
State Street Bank & Trust Co. ........................ 2,229,228 (2,229,228) — —
Toronto-Dominion Bank ............................ 2,174,020 (2,174,020) — —
$ 55,561,346 $ (55,561,346) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
36
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the class specific distribution fees borne directly by Class III were $6,237.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers , Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2023 , the amount waived was $1,604.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 141,021 $ 1,342 $ 142,363

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements are as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $3,459, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements are as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual expense limitations with respect to certain transfer agent fees, contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will terminated.
For the year ended December 31, 2023, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
As of December 31, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 2,074
Class III ...................................................................................................... 95
$ 2,169
Class I Class III
Expense Limitations .................................................................................. 0.22% 0.47%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 10,283
Class III ...................................................................................................... 82
$ 10,365
Fund Level .................................................................................................... $ 46,550
Class I ....................................................................................................... 24, 195
Class III ...................................................................................................... 179
Expiring December 31,
Fund Level/Share Class 2024 2025
Fund Level ........................................................................................ $ — $ 3,459
Class I ........................................................................................... 40,549 10,283
Class III .......................................................................................... 249 82

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
38
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2023:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $79,638 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities, were $42,268,153 and $42,905,364, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
Class I .................................................................................................................. 11,511
Purchases ............................................................................................................... $ 4,926,656
Sales ................................................................................................................... 11,193,334
Net Realized Gain .......................................................................................................... 6,134,630

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of partnership income.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Small Cap Index V.I. Fund
Ordinary income ........................................................................................... $ 3,847,706 $ 3,519,406
Long-term capital gains ...................................................................................... 7,614,218 5,448,848
$ 11,461,924 $ 8,968,254
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Small Cap Index V.I. Fund ........................................... $ 72,506 $ 1,444,364 $ 55,708,592 $ 57,225,462
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Small Cap Index V.I. Fund .................................... $ 319,928,325 $ 105,511,103 $ (50,461,781) $ 55,049,322

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
40
and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follow:
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Small Cap Index V.I. Fund
Class I
Shares sold .............................................
1,110,381 $ 11,775,336 1,171,651 $ 12,884,597
Shares issued in reinvestment of distributions ........................
1,022,465 11,352,755 888,744 8,911,160
Shares redeemed .........................................
(1,744,729) (18,476,048) (1,597,933) (17,611,192)
388,117 $ 4,652,043 462,462 $ 4,184,565
Class III
Shares sold .............................................
100,824 $ 1,068,736 157,666 $ 1,736,503
Shares issued in reinvestment of distributions ........................
9,793 108,339 5,639 56,434
Shares redeemed .........................................
(21,105) (225,557) (7,169) (77,838)
89,512 $ 951,518 156,136 $ 1,715,099
477,629 $ 5,603,561 618,598 $ 5,899,664
Class I .......................................................................................................... 710
Class III ......................................................................................................... 1,319

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2023
BlackRock Annual Report to Shareholders
42
To the Shareholders of BlackRock Small Cap Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
43
Important Tax Information
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended December 31, 2023:
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2023:
Fund Name
20% Rate Long-Term
Capital Gain Dividends
BlackRock Small Cap Index V.I. Fund ..................................................................................... $ 7 , 614 , 218
Fund Name
Dividends-Received
Deduction
BlackRock Small Cap Index V.I. Fund ...................................................................................... 47.95%
Fund Name Interest Dividends
BlackRock Small Cap Index V.I. Fund ..................................................................................... $ 97,311

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
44
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust
Currency Abbreviation
USD United States Dollar

Statement Regarding Liquidity Risk Management Program
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Variable Series Funds, Inc. (“Variable Series
Funds”) and BlackRock Variable Series Funds II, Inc. (“Variable Series Funds II” and together with Variable Series Funds, the “Companies” and each, a “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core
V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation
V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International Index V.I. Fund, BlackRock
International V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap
Index V.I. Fund and BlackRock Total Return V.I. Fund (the “Funds”), each a series of Variable Series Funds or Variable Series Funds II, as applicable, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of Variable Series Funds, on behalf of BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund,
BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund,
BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund, BlackRock Large
Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, met on November
16-17, 2023 and the Board of Directors of Variable Series Funds II, (together with the Board, the “Boards”), on behalf of BlackRock High Yield V.I. Fund and BlackRock
Total Return V.I. Fund met on November 14-15, 2023 (the “Meetings”) to review the Program. The Boards previously appointed BlackRock Advisors, LLC or BlackRock
Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meetings, the Committee, on behalf of
BlackRock, provided the Boards with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Director and Officer Information
2023
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
and Director
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 166 Portfolios None
Susan J. Carter
1956
Director
(Since 2019)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof from 2018 to 2022; Advisory Board Member, Bridges
Fund Management from 2016 to 2018; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 166 Portfolios None
Collette Chilton
1958
Director
(Since 2019)
Senior advisor, Insignia since 2024; Chief Investment Officer,
Williams College from 2006 to 2023; Chief Investment Officer,
Lucent Asset Management Corporation from 1998 to 2006;
Director, Boys and Girls Club of Boston since 2017; Director,
B1 Capital since 2018; Director, David and Lucile Packard
Foundation since 2020.
28 RICs consisting of 166 Portfolios None
Neil A. Cotty
1954
Director
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 166 Portfolios None
Lena G. Goldberg
1949
Director
(Since 2016)
Director, Pioneer Public Interest Law Center since 2023; Director,
Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior
Lecturer, Harvard Business School from 2008 to 2021; FMR
LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 166 Portfolios None
Henry R. Keizer
1956
Director
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 166 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Director
(Since 2019)
Professor, Harvard Business School since 1989. 28 RICs consisting of 166 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Director
(Since 2015)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee, Vice
Chair, Member of the Executive Committee and Chair of the
Investment Committee, Cornell University from 2004 to 2019;
Member of the Board and Investment Committee, University
School from 2007 to 2018; Member of Affordable Housing
Supply Board of Jackson, Wyoming from 2017 to 2022; Member,
Investment Funds Committee, State of Wyoming from 2017
to 2023; Trustee, Artstor (a Mellon Foundation affiliate) from
2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since 2014.
28 RICs consisting of 166 Portfolios None
Kenneth L. Urish
1951
Director
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 166 Portfolios None
Claire A. Walton
1957
Director
(Since 2019)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of
Neon Liberty Capital Management, LLC from 2003 to 2023; Chief
Operating Officer and Chief Financial Officer of Liberty Square
Asset Management, LP from 1998 to 2015; Director, Boston
Hedge Fund Group from 2009 to 2018; Director, Massachusetts
Council on Economic Education from 2013 to 2015; Director,
Woodstock Ski Runners from 2013 to 2022.
28 RICs consisting of 166 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders
Interested Directors
(a)(d)
(a)
The address of each Director is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Mark
Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 268 Portfolios None
John M. Perlowski
(e)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 270 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company's Directors and Officers is available in the Company's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Company.

Director and Officer Information
2023
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds II, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
69 RICs consisting of 102 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Director
(Since 2019)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr. Professor of Business Administration, Harvard Business School from
2008 to 2022; Deputy Dean for Academic Affairs from 2006 to
2010; Chairman of the Finance Unit, from 2005 to 2006; Senior
Associate Dean and Chairman of the MBA Program from 1999 to
2005; Member of the faculty of Harvard Business School since
1981.
71 RICs consisting of 104 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
71 RICs consisting of 104 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non-Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
71 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Director
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
69 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Director
(Since 2021)
Lieutenant General, Inspector General of the United States Air
Force from 2017 to 2019; Lieutenant General, Assistant Vice
Chief of Staff and Director, Air Staff, United States Air Force
from 2016 to 2017; Major General, Commander, 22nd Air Force,
AFRC, Dobbins Air Reserve Base, Georgia from 2014 to 2016;
Pilot, United Airlines from 1990 to 2020.
69 RICs consisting of 102 Portfolios KULR Technology Group,
Inc. in 2021; The Boeing
Company (airplane
manufacturer)
J. Phillip Holloman
1955
Director
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
69 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation); Vestis
Corporation (uniforms and
facilities services)
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
71 RICs consisting of 104 Portfolios PennyMac Mortgage
Investment Trust

Director and Officer Information
(continued)
Director and Officer Information
Non-Management Interested Directors
(a)(f)
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Ms. Egan, Dr. Kester, Ms. Lynch, Mr. Steinmetz and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both "interested persons," as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex .
(f)
Mr. Steinmetz is currently classified as a non-management interested Director based on his former directorship at another company that is not an affiliate of BlackRock, Inc. Mr. Steinmetz does not currently serve as an officer or employee of BlackRock, Inc. or its affiliates or own any securities of BlackRock, Inc. It is anticipated that Mr. Steinmetz will become an Independent Director effective January 19, 2024.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Arthur P. Steinmetz
1958
Director
(Since 2023)
Consultant, Posit PBC (enterprise data science) since 2020;
Director, ScotiaBank (U.S.) from 2020 to 2023; Chairman, Chief
Executive Officer and President of OppenheimerFunds, Inc. from
2015, 2014 and 2013, respectively to 2019; Trustee, President and Principal Executive Officer of 104 OppenheimerFunds
funds from 2014 to 2019; Portfolio manager of various
OppenheimerFunds fixed income mutual funds from 1986 to
2014.
70 RICs consisting of 103 Portfolios Trustee of 104
OppenheimerFunds funds
from 2014 to 2019
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 268 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 270 Portfolios None

Director and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Company.
Effective December 31, 2023, Frank Fabozzi retired as Director of the Company.
Effective January 19, 2024, Arthur Steinmetz became an Independent Director of the Company.

Additional Information
Additional Information
Proxy Results
BlackRock Variable Series Fund II, Inc.
A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect a Board of Directors of the Funds.
Approved the Directors* as follows:
* Denotes Company-wide proposal and voting results.
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The  BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Votes For Votes Against Votes Abstained
Lorenzo A. Flores 165,877,905 7,167,763 5,268,252
Stayce D. Harris 168,537,404 5,550,910 4,225,606
J. Phillip Holloman 166,412,722 6,748,265 5,152,933
Arthur P. Steinmetz 166,016,052 7,816,104 4,481,763

Additional Information
(continued)
2023
BlackRock Annual Report to Shareholders
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(d)
New York, NY 10019
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-12/23-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$20,808	$19,992	$0	$44	$14,000	$13,500	$407	$431
BlackRock Advantage Large Cap Core V.I. Fund	$30,906	$29,682	$0	$44	$13,200	$12,700	$407	$431
BlackRock Advantage Large Cap Value V.I. Fund	$22,440	$21,624	$0	$44	$13,200	$12,700	$407	$431
BlackRock Advantage SMID Cap V.I. Fund	$27,744	$26,724	$0	$44	$13,200	$12,700	$407	$431
BlackRock Basic Value V.I. Fund	$31,212	$29,988	$0	$44	$13,200	$12,700	$407	$431
BlackRock Capital Appreciation V.I. Fund	$25,092	$24,174	$6,500	$44	$13,200	$12,700	$407	$431
BlackRock Equity Dividend V.I. Fund	$19,992	$19,176	$0	$44	$13,200	$12,700	$407	$431
BlackRock Global Allocation V.I. Fund	$52,326	$50,286	$0	$44	$24,800	$20,000	$407	$431
BlackRock Government Money Market V.I. Fund	$27,030	$26,010	$0	$0	$9,900	$9,500	$407	$431
BlackRock International Index V.I. Fund	$35,496	$34,170	$0	$44	$14,200	$13,700	$407	$431
BlackRock International V.I. Fund	$30,702	$29,478	$0	$44	$14,200	$13,700	$407	$431
BlackRock Large Cap Focus Growth V.I. Fund	$22,440	$21,624	$6,500	$44	$13,200	$12,700	$407	$431
BlackRock Managed Volatility V.I. Fund	$35,292	$33,966	$0	$44	$24,800	$20,000	$407	$431
BlackRock S&P 500 Index V.I. Fund	$30,906	$29,682	$0	$44	$13,200	$12,700	$407	$431
BlackRock Small Cap Index V.I. Fund	$32,436	$31,212	$0	$44	$13,200	$12,700	$407	$431

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,154,000	$2,098,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$14,407	$13,975
BlackRock Advantage Large Cap Core V.I. Fund	$13,607	$13,175
BlackRock Advantage Large Cap Value V.I. Fund	$13,607	$13,175
BlackRock Advantage SMID Cap V.I. Fund	$13,607	$13,175
BlackRock Basic Value V.I. Fund	$13,607	$13,175
BlackRock Capital Appreciation V.I. Fund	$20,107	$13,175
BlackRock Equity Dividend V.I. Fund	$13,607	$13,175
BlackRock Global Allocation V.I. Fund	$25,207	$20,475
BlackRock Government Money Market V.I. Fund	$10,307	$9,931
BlackRock International Index V.I. Fund	$14,607	$14,175
BlackRock International V.I. Fund	$14,607	$14,175
BlackRock Large Cap Focus Growth V.I. Fund	$20,107	$13,175
BlackRock Managed Volatility V.I. Fund	$25,207	$20,475
BlackRock S&P 500 Index V.I. Fund	$13,607	$13,175
BlackRock Small Cap Index V.I. Fund	$13,607	$13,175

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,154,000	$2,098,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: February 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: February 15, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: February 15, 2024